UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
1 Iron Street, Boston, MA 02210
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

AUTOMOBILES — 2.67%
Byd Co. Ltd. Class Ha	8,158,500	$49,627,897
Dongfeng Motor Group Co. Ltd. Class H	35,126,000	58,640,388
Great Wall Motor Co. Ltd. Class H	12,403,000	94,648,852

		202,917,137
BANKS — 28.74%
Agricultural Bank of China Ltd. Class H	310,028,000	175,189,829
Bank of China Ltd. Class H	646,400,000	444,490,431
Bank of Communications Co. Ltd. Class H	96,685,200	99,415,060
China CITIC Bank Corp. Ltd. Class H	91,121,000	82,878,418
China Construction Bank Corp. Class H	578,179,320	563,174,996
China Everbright Bank Co. Ltd. Class H	39,546,000	26,887,290
China Merchants Bank Co. Ltd. Class H	55,122,938	166,766,595
China Minsheng Banking Corp. Ltd. Class H	73,252,500	107,547,067
Industrial & Commercial Bank of China Ltd. Class H	592,316,995	515,048,289

		2,181,397,975
CAPITAL MARKETS — 1.90%
China Cinda Asset Management Co. Ltd. Class Hb	38,315,000	22,837,295
CITIC Securities Co. Ltd. Class H	14,145,500	62,960,948
Haitong Securities Co. Ltd. Class H	17,914,800	58,821,163

		144,619,406
CONSTRUCTION & ENGINEERING — 2.73%
China Communications Construction Co. Ltd. Class H	53,168,000	97,265,856
China Railway Construction Corp. Ltd. Class H	22,686,000	45,423,804
China Railway Group Ltd. Class H	45,955,000	64,742,471

		207,432,131
CONSTRUCTION MATERIALS — 0.77%
Anhui Conch Cement Co. Ltd. Class H	14,355,000	58,337,473

		58,337,473
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.59%
China Telecom Corp. Ltd. Class H	194,318,000	144,651,421
China Unicom Hong Kong Ltd.	68,210,000	128,127,774

		272,779,195
ELECTRICAL EQUIPMENT — 0.46%
Shanghai Electric Group Co. Ltd. Class H	33,880,000	34,618,037

		34,618,037
ENERGY EQUIPMENT & SERVICES — 0.59%
China Oilfield Services Ltd. Class H	21,742,000	44,880,050

		44,880,050
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.22%
CGN Power Co. Ltd. Class Hb,c	74,149,000	41,708,603

Security	Shares	Value

China Resources Power Holdings Co. Ltd.	22,802,000	$68,984,203
Huaneng Power International Inc. Class H	40,472,000	57,957,748

		168,650,554
INDUSTRIAL CONGLOMERATES — 2.49%
Beijing Enterprises Holdings Ltd.	6,242,500	57,180,870
CITIC Ltd.	65,764,000	131,847,863

		189,028,733
INSURANCE — 13.57%
China Life Insurance Co. Ltd. Class H	68,684,000	334,507,912
China Pacific Insurance Group Co. Ltd. Class H	30,988,400	169,111,592
New China Life Insurance Co. Ltd. Class H	9,657,300	59,990,968
People’s Insurance Co. Group of China Ltd. Class H	45,869,000	31,896,417
PICC Property & Casualty Co. Ltd. Class H	39,123,700	87,018,389
Ping An Insurance Group Co. of China Ltd. Class H	24,157,500	347,193,062

		1,029,718,340
INTERNET SOFTWARE & SERVICES — 8.79%
Tencent Holdings Ltd.	32,138,200	667,131,507

		667,131,507
MACHINERY — 1.18%
China CNR Corp. Ltd. Class Hb,c	22,357,000	45,861,104
CSR Corp. Ltd. Class Ha	22,580,000	43,696,742

		89,557,846
OIL, GAS & CONSUMABLE FUELS — 12.83%
China Coal Energy Co. Ltd. Class Ha	32,059,000	21,135,121
China Petroleum & Chemical Corp. Class H	284,036,600	266,038,680
China Shenhua Energy Co. Ltd. Class H	40,796,500	106,055,163
CNOOC Ltd.	173,727,000	294,507,625
PetroChina Co. Ltd. Class H	222,872,000	286,383,971

		974,120,560
PERSONAL PRODUCTS — 1.43%
Hengan International Group Co. Ltd.	8,772,500	108,423,331

		108,423,331
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.80%
China Overseas Land & Investment Ltd.	48,968,000	205,003,335
China Resources Land Ltd.	25,027,333	91,215,130
China Vanke Co. Ltd. Class Ha,b	15,785,100	42,053,414
Dalian Wanda Commercial Properties Co. Ltd. Class Hb,c	3,223,600	26,471,187

		364,743,066
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.66%
Hanergy Thin Film Power Group Ltd.[a]	134,888,000	125,644,757

		125,644,757
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.76%
Lenovo Group Ltd.[a]	77,348,000	133,717,345

		133,717,345

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 7.68%
China Mobile Ltd.	40,794,000	$582,609,780

		582,609,780

TOTAL COMMON STOCKS
(Cost: $5,814,087,048)		7,580,327,223

SHORT-TERM INVESTMENTS — 3.22%

MONEY MARKET FUNDS — 3.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	226,413,294	226,413,294
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	12,718,886	12,718,886
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,054,474	5,054,474

		244,186,654

TOTAL SHORT-TERM INVESTMENTS
(Cost: $244,186,654)		244,186,654

TOTAL INVESTMENTS IN SECURITIES — 103.08%
(Cost: $6,058,273,702)		7,824,513,877
Other Assets, Less Liabilities — (3.08)%		(233,982,029)

NET ASSETS — 100.00%		$7,590,531,848

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of April 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
H-Shares Index	65	May 2015	Hong Kong Futures	$6,065,906	$(28,093)

See accompanying notes to schedules of investments.

2

Schedule of Investments   (Unaudited)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

April 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 40.28%
iShares Core S&P 500 ETF[a]	604,719	$126,900,281
iShares Core S&P Mid-Cap ETF[a]	75,395	11,295,679
iShares Core S&P Small-Cap ETF[a,b]	40,319	4,649,184

		142,845,144

DOMESTIC FIXED INCOME — 18.91%
iShares Core Total USD Bond Market ETF[a]	396,109	40,438,768
iShares Core U.S. Credit Bond ETF[a]	100,484	11,263,252
iShares Core U.S. Treasury Bond ETF[a]	605,611	15,358,295

		67,060,315

INTERNATIONAL EQUITY — 40.71%
iShares Core MSCI Emerging Markets ETF[a]	569,687	29,532,574
iShares Core MSCI Europe ETF[a]	1,466,870	69,749,668
iShares Core MSCI Pacific ETF[a]	851,026	45,061,742

		144,343,984

TOTAL INVESTMENT COMPANIES (Cost: $321,673,764)		354,249,443

SHORT-TERM INVESTMENTS — 1.42%

MONEY MARKET FUNDS — 1.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[a,c,d]	4,425,287	4,425,287
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,c,d]	248,593	248,593
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	361,592	361,592

		5,035,472

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,035,472)		5,035,472

TOTAL INVESTMENTS IN SECURITIES — 101.32% (Cost: $326,709,236)		359,284,915
Other Assets, Less Liabilities — (1.32)%		(4,697,856)

NET ASSETS — 100.00%		$354,587,059

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

April 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 15.63%
iShares Core S&P 500 ETF[a]	152,029	$31,903,285
iShares Core S&P Mid-Cap ETF[a]	18,951	2,839,239
iShares Core S&P Small-Cap ETF[a]	10,138	1,169,013

		35,911,537
DOMESTIC FIXED INCOME — 68.48%
iShares Core Total USD Bond Market ETF[a]	929,429	94,885,407
iShares Core U.S. Credit Bond ETF[a]	235,765	26,426,899
iShares Core U.S. Treasury Bond ETF[a,b]	1,421,007	36,036,737

		157,349,043
INTERNATIONAL EQUITY — 15.80%
iShares Core MSCI Emerging Markets ETF[a]	143,217	7,424,370
iShares Core MSCI Europe ETF[a,b]	368,771	17,535,061
iShares Core MSCI Pacific ETF[a]	213,947	11,328,472

		36,287,903

TOTAL INVESTMENT COMPANIES (Cost: $220,807,156)		229,548,483

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[a,c,d]	2,181,692	2,181,692
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,c,d]	122,558	122,558
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	231,986	231,986

		2,536,236

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,536,236)		2,536,236

TOTAL INVESTMENTS IN SECURITIES — 101.01% (Cost: $223,343,392)		232,084,719
Other Assets, Less Liabilities — (1.01)%		(2,320,786)

NET ASSETS — 100.00%		$229,763,933

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

4

Schedule of Investments   (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

April 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.00%

DOMESTIC EQUITY — 30.65%
iShares Core S&P 500 ETF[a]	624,047	$130,956,263
iShares Core S&P Mid-Cap ETF[a]	77,806	11,656,895
iShares Core S&P Small-Cap ETF[a,b]	41,618	4,798,971

		147,412,129
DOMESTIC FIXED INCOME — 38.37%
iShares Core Total USD Bond Market ETF[a]	1,090,050	111,283,205
iShares Core U.S. Credit Bond ETF[a]	276,518	30,994,903
iShares Core U.S. Treasury Bond ETF[a]	1,666,601	42,265,001

		184,543,109
INTERNATIONAL EQUITY — 30.98%
iShares Core MSCI Emerging Markets ETF[a,b]	587,903	30,476,892
iShares Core MSCI Europe ETF[a,b]	1,513,773	71,979,906
iShares Core MSCI Pacific ETF[a]	878,235	46,502,455

		148,959,253

TOTAL INVESTMENT COMPANIES (Cost: $451,724,155)		480,914,491

SHORT-TERM INVESTMENTS — 2.50%

MONEY MARKET FUNDS — 2.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[a,c,d]	11,354,831	11,354,831
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,c,d]	637,864	637,864
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	36,155	36,155

		12,028,850

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,028,850)		12,028,850

TOTAL INVESTMENTS IN SECURITIES — 102.50% (Cost: $463,753,005)		492,943,341
Other Assets, Less Liabilities — (2.50)%		(12,021,995)

NET ASSETS — 100.00%		$480,921,346

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

5

Schedule of Investments  (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

April 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.99%

DOMESTIC EQUITY — 20.71%
iShares Core S&P 500 ETF[a]	293,547	$61,600,838
iShares Core S&P Mid-Cap ETF[a]	36,600	5,483,412
iShares Core S&P Small-Cap ETF[a]	19,576	2,257,308

		69,341,558
DOMESTIC FIXED INCOME — 58.35%
iShares Core Total USD Bond Market ETF[a]	1,153,678	117,778,987
iShares Core U.S. Credit Bond ETF[a]	292,653	32,803,475
iShares Core U.S. Treasury Bond ETF[a]	1,763,870	44,731,743

		195,314,205
INTERNATIONAL EQUITY — 20.93%
iShares Core MSCI Emerging Markets ETF[a]	276,545	14,336,093
iShares Core MSCI Europe ETF[a]	712,058	33,858,358
iShares Core MSCI Pacific ETF[a]	413,111	21,874,186

		70,068,637

TOTAL INVESTMENT COMPANIES (Cost: $318,460,113)		334,724,400

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	48,489	48,489

		48,489

TOTAL SHORT-TERM INVESTMENTS (Cost: $48,489)		48,489

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $318,508,602)		334,772,889
Other Assets, Less Liabilities — (0.01)%		(28,804)

NET ASSETS — 100.00%		$334,744,085

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

6

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.56%

AUSTRALIA — 6.95%
Abacus Property Group	127,013	$295,535
Adelaide Brighton Ltd.	178,511	636,418
AGL Energy Ltd.	235,427	2,820,677
Ainsworth Game Technology Ltd.	58,086	128,283
ALS Ltd.	145,848	606,248
Alumina Ltd.	914,937	1,114,959
Amcor Ltd./Australia	424,978	4,535,274
AMP Ltd.	1,049,007	5,328,483
Ansell Ltd.	53,553	1,102,040
APA Group	406,473	3,077,813
APN News & Media Ltd.[a]	277,965	206,090
ARB Corp. Ltd.[b]	28,149	279,308
Ardent Leisure Group	169,130	264,802
Aristocrat Leisure Ltd.	188,221	1,235,181
Arrium Ltd.	1,287,826	177,760
Asaleo Care Ltd.	147,701	214,941
Asciano Ltd.	349,619	1,822,787
ASX Ltd.	70,019	2,327,838
Aurizon Holdings Ltd.	740,738	2,833,647
AusNet Services	633,289	736,772
Australia & New Zealand Banking Group Ltd.	969,512	25,992,238
Australian Agricultural Co. Ltd.[a]	175,039	223,660
Automotive Holdings Group Ltd.	100,840	339,625
Aveo Group	145,138	317,103
AWE Ltd.[a,b]	197,612	223,668
Bank of Queensland Ltd.	125,326	1,287,038
Beach Energy Ltd.	513,076	449,204
Bega Cheese Ltd.	48,164	183,489
Bendigo & Adelaide Bank Ltd.	151,302	1,442,814
BHP Billiton Ltd.	1,134,559	28,609,419
BlueScope Steel Ltd.	206,560	570,235
Boral Ltd.	285,676	1,426,319
Bradken Ltd.	73,722	133,159
Brambles Ltd.	547,212	4,674,373
BWP Trust	202,019	484,401
Cabcharge Australia Ltd.	55,363	197,814
Caltex Australia Ltd.	95,940	2,681,083
Cardno Ltd.[b]	67,261	183,560
carsales.com Ltd.	84,340	627,979
Challenger Ltd./Australia	208,234	1,161,209
Charter Hall Group	107,192	433,730
Charter Hall Retail REIT	112,457	382,299
CIMIC Group Ltd.	36,593	608,715
Coca-Cola Amatil Ltd.	200,832	1,626,832
Cochlear Ltd.	20,097	1,325,662
Commonwealth Bank of Australia	570,872	40,015,960
Computershare Ltd.	165,548	1,607,390
Cromwell Property Group	460,446	401,310
Crown Resorts Ltd.	133,114	1,365,967
CSL Ltd.	168,678	12,104,412
CSR Ltd.	196,639	566,111
Decmil Group Ltd.	90,431	82,383
Dexus Property Group	319,654	1,860,698
Domino’s Pizza Enterprises Ltd.	23,425	676,793
Downer EDI Ltd.	166,478	581,701
Drillsearch Energy Ltd.[a,b]	187,167	179,368

Security	Shares	Value

DUET Group	531,961	$1,061,548
DuluxGroup Ltd.	144,944	723,675
Echo Entertainment Group Ltd.	281,023	1,006,322
Energy Resources of Australia Ltd.[a,b]	87,811	92,810
Energy World Corp. Ltd.[a,b]	428,083	146,878
Fairfax Media Ltd.	829,686	683,863
Federation Centres	498,169	1,159,146
FlexiGroup Ltd./Australia	131,547	353,814
Flight Centre Travel Group Ltd.	20,948	717,582
Fortescue Metals Group Ltd.[b]	557,014	953,378
G8 Education Ltd.	115,207	328,039
Genworth Mortgage Insurance Australia Ltd.	79,624	211,020
Goodman Group	608,607	3,000,242
GPT Group (The)	578,895	2,041,017
GrainCorp Ltd. Class A	72,016	562,914
GUD Holdings Ltd.	44,737	280,173
GWA Group Ltd.	117,099	230,905
Harvey Norman Holdings Ltd.	195,803	679,534
Healthscope Ltd.	394,215	883,061
Hills Ltd.	104,377	55,983
Horizon Oil Ltd.[a,b]	662,710	62,726
iiNET Ltd.[b]	56,463	442,680
Iluka Resources Ltd.	153,817	989,997
Incitec Pivot Ltd.	607,678	1,912,431
Independence Group NL	95,430	444,095
Insurance Australia Group Ltd.	827,589	3,792,540
Investa Office Fund	209,777	615,517
Invocare Ltd.	45,775	484,168
IOOF Holdings Ltd.	100,428	798,463
Iress Ltd.	60,575	497,374
Jacana Minerals Ltd.[b]	6,357	—
James Hardie Industries PLC	160,342	1,847,723
Japara Healthcare Ltd.	101,316	220,560
JB Hi-Fi Ltd.[b]	39,450	609,566
Karoon Gas Australia Ltd.[a,b]	91,621	198,732
Lend Lease Group	196,642	2,489,377
Liquefied Natural Gas Ltd.[a,b]	159,435	573,440
M2 Group Ltd.[b]	66,431	575,324
Macquarie Atlas Roads Group	163,835	421,273
Macquarie Group Ltd.	102,881	6,327,061
Magellan Financial Group Ltd.	39,836	627,156
Mayne Pharma Group Ltd.[a]	293,106	249,682
McMillan Shakespeare Ltd.	26,430	241,821
Medibank Pvt Ltd.[a]	965,780	1,683,487
Metcash Ltd.	354,462	370,446
Mineral Resources Ltd.	64,427	330,309
Mirvac Group	1,284,130	2,035,843
MMA Offshore Ltd.	191,794	105,894
Monadelphous Group Ltd.[b]	33,213	259,872
Mount Gibson Iron Ltd.	316,862	51,235
Myer Holdings Ltd.[b]	253,475	275,901
National Australia Bank Ltd.	832,005	24,130,087
Navitas Ltd.	91,865	335,483
Newcrest Mining Ltd.[a]	273,105	3,112,697
Nine Entertainment Co. Holdings Ltd.	185,328	339,132
Northern Star Resources Ltd.	210,928	367,676
Novion Property Group	708,789	1,380,871
Nufarm Ltd./Australia	70,524	405,512
Orica Ltd.	133,995	2,134,909
Origin Energy Ltd.	389,994	3,918,922
Orora Ltd.	446,190	777,770
OZ Minerals Ltd.	115,846	428,542
Pacific Brands Ltd.	559,764	192,059

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

PanAust Ltd.	196,736	$270,781
Perpetual Ltd.	17,628	753,045
Platinum Asset Management Ltd.	87,909	524,197
Premier Investments Ltd.	33,327	336,469
Primary Health Care Ltd.	184,335	721,155
Programmed Maintenance Services Ltd.	91,556	202,201
Qantas Airways Ltd.[a]	207,930	555,976
QBE Insurance Group Ltd.	485,584	5,247,159
Qube Holdings Ltd.	237,306	522,219
Ramsay Health Care Ltd.	47,260	2,333,125
REA Group Ltd.	20,071	747,698
Recall Holdings Ltd.	116,215	669,151
Regis Resources Ltd.[a,b]	145,987	144,510
Retail Food Group Ltd.	56,054	307,277
Rio Tinto Ltd.	154,166	6,949,350
SAI Global Ltd.	97,859	304,886
Sandfire Resources NL	52,073	202,077
Santos Ltd.	337,553	2,209,833
Scentre Group	1,888,514	5,570,974
Seek Ltd.	115,370	1,478,719
Senex Energy Ltd.[a,b]	402,747	128,655
Seven West Media Ltd.[b]	302,442	301,767
Seven West Media Ltd. New	220,760	217,656
Shopping Centres Australasia Property Group	275,853	463,443
Sigma Pharmaceuticals Ltd.	454,716	312,032
Sims Metal Management Ltd.[b]	67,097	571,037
Sirius Resources NLa,b	110,549	252,867
Sirtex Medical Ltd.	21,893	366,947
SKILLED Group Ltd.	115,362	117,834
Slater & Gordon Ltd.	105,976	529,951
Sonic Healthcare Ltd.	134,071	2,101,222
Southern Cross Media Group Ltd.	243,515	205,518
Spotless Group Holdings Ltd.	266,210	478,739
Steadfast Group Ltd.	304,762	362,975
Stockland	802,984	2,812,090
STW Communications Group Ltd.	235,120	119,616
Suncorp Group Ltd.	451,452	4,670,025
Sundance Energy Australia Ltd.[a,b]	298,444	142,416
Super Retail Group Ltd.	54,719	426,417
Sydney Airport	379,966	1,615,373
Syrah Resources Ltd.[a,b]	42,531	131,166
Tabcorp Holdings Ltd. New	294,212	1,130,131
Tatts Group Ltd.	486,489	1,550,221
Technology One Ltd.	90,964	279,817
Telstra Corp. Ltd.	1,494,837	7,345,497
Ten Network Holdings Ltd.[a,b]	891,562	144,160
Toll Holdings Ltd.	241,408	1,709,887
Tox Free Solutions Ltd.	79,831	190,159
TPG Telecom Ltd.	104,020	733,489
Transfield Services Ltd.[a]	174,979	199,431
Transpacific Industries Group Ltd.	592,673	357,615
Transurban Group	626,837	4,904,623
Treasury Wine Estates Ltd.	232,801	1,022,773
UGL Ltd.[b]	134,942	185,730
Veda Group Ltd.	253,364	457,636
Virtus Health Ltd.	37,190	224,109
Wesfarmers Ltd.	393,316	13,560,064
Western Areas Ltd.	79,842	232,379
Westfield Corp.	704,532	5,251,361
Westpac Banking Corp.	1,094,199	31,466,779
Whitehaven Coal Ltd.[a,b]	286,184	372,451
Woodside Petroleum Ltd.	257,649	7,122,883
Woolworths Ltd.	445,771	10,365,222

Security	Shares	Value

WorleyParsons Ltd.	75,104	$678,278

		382,866,077
AUSTRIA — 0.31%
AMAG Austria Metall AGc	2,178	78,098
ams AG	24,791	1,356,109
Andritz AG	26,492	1,549,589
BUWOG AGa	18,558	376,185
CA Immobilien Anlagen AGa	31,691	577,059
Conwert Immobilien Invest SEa	23,732	300,234
Erste Group Bank AG	99,475	2,829,025
EVN AG	12,765	145,398
Flughafen Wien AG	2,555	229,040
IMMOFINANZ AGa	348,567	1,045,991
Lenzing AG	2,952	200,291
Mayr Melnhof Karton AG	3,262	378,134
Oesterreichische Post AG	11,823	574,246
OMV AG	52,756	1,758,693
Palfinger AG	4,666	139,705
Raiffeisen Bank International AG	42,063	706,534
RHI AG	8,660	249,295
S IMMO AGa	27,142	253,409
Schoeller-Bleckmann Oilfield Equipment AGb	4,044	285,485
Semperit AG Holding	4,194	191,955
UNIQA Insurance Group AG	43,486	428,321
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,720	586,214
Voestalpine AG	38,468	1,613,001
Wienerberger AG	41,883	680,279
Zumtobel Group AG	10,259	281,013

		16,813,303
BELGIUM — 1.29%
Ablynx NVa	26,418	291,586
Ackermans & van Haaren NV	8,788	1,073,366
Ageas	76,055	2,856,689
AGFA-Gevaert NVa	78,095	195,846
Anheuser-Busch InBev NV	283,102	34,546,337
Barco NV	4,373	294,990
Befimmo SA	7,376	509,300
Belgacom SA	52,843	1,972,096
bpost SA	20,599	590,327
Cie. d’Entreprises CFE	2,843	307,582
Cofinimmo SA	5,607	618,051
Colruyt SA	23,715	1,121,150
D’ieteren SA/NV	6,554	255,684
Delhaize Group SA	35,592	2,875,137
Econocom Group SA/NVb	28,939	253,033
Elia System Operator SA/NV	10,230	453,256
Euronav NVa	30,008	414,266
EVS Broadcast Equipment SA	7,352	286,651
Fagron	11,981	528,756
Galapagos NVa	12,412	522,534
Gimv NV	10,519	489,753
Groupe Bruxelles Lambert SA	27,573	2,420,465
KBC Ancora[a]	13,162	495,039
KBC Groep NVa	87,988	5,805,270
Kinepolis Group NV	7,413	286,994
Melexis NV	8,000	493,849
Mobistar SAa	12,592	239,869
NV Bekaert SAb	13,683	398,721
Nyrstar NVa	110,933	435,071

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Ontex Group NVa	11,845	$352,064
Solvay SA	20,190	2,977,306
Telenet Group Holding NVa	17,702	1,062,018
Tessenderlo Chemie NVa	12,975	426,724
ThromboGenics NVa,b	13,622	81,465
UCB SA	44,389	3,199,282
Umicore SA	33,637	1,672,203
Warehouses De Pauw SCA	5,491	435,505

		71,238,235
DENMARK — 1.70%
ALK-Abello A/S	2,514	298,207
Alm Brand A/S	36,281	238,060
AP Moeller — Maersk A/S Class A	1,271	2,450,396
AP Moeller — Maersk A/S Class B	2,587	5,131,272
Auriga Industries A/S Class Ba,b	6,904	331,724
Bang & Olufsen A/Sa,b	21,480	193,514
Bavarian Nordic A/Sa	9,692	456,950
Carlsberg A/S Class B	37,160	3,386,805
Chr Hansen Holding A/S	35,647	1,726,150
Coloplast A/S Class B	39,184	3,200,615
D/S Norden A/Sa,b	11,025	221,493
Danske Bank A/S	230,179	6,532,107
DFDS A/S	2,526	282,942
DSV A/S	62,561	2,172,727
FLSmidth & Co. A/S	17,435	745,831
Genmab A/Sa	15,682	1,210,292
GN Store Nord A/S	58,330	1,258,562
ISS A/S	42,661	1,440,609
Jyske Bank A/S Registered[a]	24,497	1,201,309
Matas A/S	12,953	306,321
NKT Holding A/S	9,157	581,593
Novo Nordisk A/S Class B	708,942	40,311,762
Novozymes A/S Class B	85,421	3,947,835
Pandora A/S	40,974	4,241,978
Rockwool International A/S Class B	2,723	360,614
Royal Unibrew A/S	3,308	633,785
Schouw & Co.	4,557	233,324
SimCorp A/S	15,626	539,637
Solar A/S Class B	3,441	169,208
Spar Nord Bank A/S	38,452	415,697
Sydbank A/S	25,474	957,379
TDC A/S	280,817	2,137,751
Topdanmark A/Sa	33,011	989,339
Tryg A/S	7,578	822,088
Vestas Wind Systems A/S	79,778	3,630,737
William Demant Holding A/Sa,b	8,209	674,223

		93,432,836
FINLAND — 0.87%
Amer Sports OYJ	40,195	1,008,006
Cargotec OYJ Class B	13,609	550,357
Caverion Corp.	38,037	374,650
Citycon OYJ[a]	90,039	291,985
Cramo OYJ	14,663	273,570
Elisa OYJ	48,834	1,493,334
Fortum OYJ	157,339	3,120,620
Huhtamaki OYJ	29,898	957,158
Kemira OYJ	32,693	383,559
Kesko OYJ Class B	22,133	907,969
Kone OYJ Class B	111,277	4,796,879

Security	Shares	Value

Konecranes OYJ	16,400	$533,669
Metsa Board OYJ	64,953	384,295
Metso OYJ	40,084	1,142,217
Neste Oil OYJ	44,598	1,212,376
Nokia OYJ	1,321,055	8,948,462
Nokian Renkaat OYJ	39,904	1,301,637
Oriola-KD OYJ Class Ba	51,726	232,426
Orion OYJ Class B	34,902	1,143,951
Outokumpu OYJ[a,b]	66,175	401,164
Outotec OYJ[b]	60,075	420,731
PKC Group OYJ	10,272	224,911
Ramirent OYJ	26,701	205,549
Sampo OYJ Class A	158,113	7,682,243
Sanoma OYJ	30,209	158,895
Sponda OYJ	71,706	313,044
Stockmann OYJ Abp Class Ba	10,239	81,633
Stora Enso OYJ Class R	191,201	2,020,380
Technopolis OYJ	39,259	180,366
Tieto OYJ	19,056	457,813
UPM-Kymmene OYJ	185,560	3,370,533
Uponor OYJ	19,959	307,967
Valmet OYJ	48,270	559,280
Wartsila OYJ Abp	52,601	2,416,624
YIT OYJ	39,226	279,112

		48,137,365
FRANCE — 9.02%
AB Science SAa	6,735	116,449
ABC Arbitrage	47,323	264,609
Accor SA	73,814	4,052,074
Aeroports de Paris	10,000	1,230,924
Air France-KLM[a,b]	47,173	407,548
Air Liquide SA	121,233	15,867,002
Airbus Group NV	208,451	14,481,944
Albioma SA	9,257	193,248
Alcatel-Lucent[a]	997,391	3,521,641
Alstom SAa	76,442	2,401,396
Alten SA	9,208	449,711
Altran Technologies SA	54,771	596,122
ANF Immobilier	3,695	96,886
APERAM SAa	17,236	658,987
ArcelorMittal	352,233	3,756,309
Arkema SA	23,362	1,882,742
Assystem	6,675	145,106
AtoS SE	28,332	2,217,557
AXA SA	641,057	16,245,176
Belvedere SAa,b	11,480	226,405
Beneteau SA	15,431	242,077
BNP Paribas SA	373,176	23,601,081
Boiron SA	2,961	329,704
Bollore SA	312,618	1,787,602
Bonduelle SCA	4,852	134,727
BOURBON SAb	7,335	144,248
Bouygues SA	60,039	2,484,528
Bureau Veritas SA	94,164	2,218,462
Cap Gemini SA	50,256	4,476,991
Carrefour SA	194,213	6,700,685
Casino Guichard Perrachon SA	19,033	1,684,867
CGG SAa,b	59,054	418,742
Christian Dior SE	18,995	3,724,848
Cie. de Saint-Gobain	159,565	7,277,182
Cie. Generale des Etablissements Michelin Class B	65,186	7,280,312

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

CNP Assurances	58,114	$1,044,193
Coface SAa	38,228	475,912
Credit Agricole SA	360,247	5,613,097
Danone SA	203,816	14,733,180
Dassault Systemes	45,501	3,507,846
DBV Technologies SAa	4,898	251,700
Derichebourg SAa	48,864	152,601
Edenred	72,330	1,937,485
Eiffage SA	14,087	859,346
Electricite de France SA	86,904	2,213,453
Elior Participations SCA[c]	28,423	533,477
Eramet[a]	1,664	136,787
Essilor International SA	72,151	8,792,306
Esso SA Francaise[a]	1,863	99,390
Etablissements Maurel et Prom[a]	38,727	362,353
Euler Hermes Group	4,917	537,200
Eurazeo SA	14,562	1,042,848
Eurofins Scientific SE	3,340	942,022
Eutelsat Communications SA	53,581	1,866,049
Faiveley Transport SA	2,833	178,567
Faurecia	22,160	1,052,354
FFP[a]	2,609	215,258
Fonciere Des Regions	9,638	911,832
GameLoft SEa	40,166	211,988
Gaztransport Et Technigaz SA	6,364	380,092
GDF Suez	509,992	10,403,638
Gecina SA	9,307	1,275,462
Genfit[a,b]	6,796	296,386
GL Events	4,610	100,215
Groupe Eurotunnel SE Registered	169,305	2,711,972
Groupe Fnac[a]	3,910	235,016
Havas SA	35,440	295,459
Hermes International	9,405	3,552,093
ICADE	12,718	1,105,177
Iliad SA	9,323	2,197,503
Imerys SA	11,939	908,650
Ingenico	17,504	2,198,741
Ipsen SA	11,810	678,491
IPSOS	12,793	377,016
JCDecaux SA	23,077	912,562
Kering	26,539	4,908,302
Klepierre	61,639	2,990,713
Korian-Medica	13,750	468,544
L’Oreal SA	88,378	16,879,997
Lafarge SA	65,279	4,778,783
Lagardere SCA	41,592	1,335,259
Legrand SA	93,705	5,422,258
LISI	7,248	223,267
LVMH Moet Hennessy Louis Vuitton SE	98,416	17,269,854
Mercialys SA	18,087	448,517
Mersen	6,355	173,399
Metropole Television SA	21,230	442,480
Montupet	2,764	194,845
MPI	36,181	141,899
Natixis SA	335,918	2,780,185
Naturex[b]	2,737	182,729
Neopost SA	12,053	580,150
Nexans SAa,b	11,816	463,348
Nexity SA	9,389	412,101
Numericable-SFR SAS[a]	35,139	1,949,259
Orange SA	653,898	10,800,371
Orpea[b]	12,033	792,160
Parrot SAa	5,727	150,809

Security	Shares	Value

Pernod Ricard SA	74,315	$9,243,377
Peugeot SAa	138,763	2,627,796
Plastic Omnium SA	22,714	633,886
Publicis Groupe SA	66,259	5,558,094
Rallye SA	7,314	273,204
Remy Cointreau SA	9,173	690,633
Renault SA	67,802	7,149,297
Rexel SA	96,211	1,814,429
Rubis SCA	13,022	884,701
Safran SA	102,802	7,516,459
Saft Groupe SA	11,034	440,164
Sanofi	421,453	43,070,031
Sartorius Stedim Biotech	1,434	365,000
Schneider Electric SE	185,567	13,898,514
SCOR SE	52,100	1,875,770
SEB SA	8,247	764,430
SES SA	108,569	3,801,781
Societe BIC SA	10,113	1,728,715
Societe Generale SA	255,008	12,774,417
Societe Television Francaise 1	42,008	735,030
Sodexo SA	32,885	3,328,227
SOITEC[a,b]	116,206	110,682
Solocal Group[a,b]	358,445	200,828
Sopra Steria Group	4,883	431,056
Stallergenes SA	2,342	142,763
STMicroelectronics NV	225,835	1,801,783
Suez Environnement Co.	108,081	2,204,205
Technicolor SA Registered[a]	106,190	720,254
Technip SA	35,817	2,443,001
Teleperformance	20,914	1,568,985
Thales SA	32,075	1,949,474
Total SA	754,884	41,012,743
UBISOFT Entertainment[a]	35,330	650,646
Unibail-Rodamco SE	34,262	9,463,697
Valeo SA	26,993	4,334,395
Vallourec SA	38,316	901,635
Veolia Environnement SA	150,573	3,192,269
Vicat	6,385	459,476
Vilmorin & Cie SA	2,035	169,770
Vinci SA	167,144	10,267,413
Virbac SA	1,648	428,611
Vivendi SA	427,181	10,729,559
Wendel SA	11,558	1,419,464
Zodiac Aerospace	65,367	2,400,304

		496,583,806
GERMANY — 8.01%
Aareal Bank AG	20,098	869,303
adidas AG	73,232	6,024,853
AIXTRON SEa,b	39,787	264,245
Allianz SE Registered	161,032	27,535,814
alstria office REIT-AGa	29,401	417,087
Aurelius AG	9,341	449,926
Aurubis AG	12,004	763,080
Axel Springer SE	14,180	793,596
BASF SE	324,501	32,536,678
Bauer AGa	7,851	136,756
Bayer AG Registered	292,237	42,537,851
Bayerische Motoren Werke AG	117,025	13,913,142
BayWa AG	5,755	216,356
Bechtle AG	5,803	427,933
Beiersdorf AG	34,609	3,023,375

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Bertrandt AG	1,881	$249,664
Bijou Brigitte AG	2,248	139,754
Bilfinger SEb	15,934	798,826
Borussia Dortmund GmbH & Co. KGaA	46,872	180,309
Brenntag AG	53,905	3,252,715
CANCOM SE	6,541	272,438
Carl Zeiss Meditec AG Bearer	12,455	316,602
Celesio AG	15,988	474,757
Cewe Stiftung & Co. KGAA	2,890	188,442
comdirect bank AG	12,282	130,580
Commerzbank AGa	340,405	4,632,598
Continental AG	38,808	9,160,389
CTS Eventim AG & Co. KGaA	16,730	571,309
Daimler AG Registered	339,722	32,863,711
Deutsche Annington Immobilien SE	120,390	4,055,859
Deutsche Bank AG Registered	486,681	15,665,188
Deutsche Beteiligungs AG	9,560	318,856
Deutsche Boerse AG	69,738	5,806,948
Deutsche Euroshop AG	14,928	745,464
Deutsche Lufthansa AG Registered[a]	81,613	1,133,998
Deutsche Post AG Registered	340,408	11,273,582
Deutsche Telekom AG Registered	1,120,317	20,682,238
Deutsche Wohnen AG Bearer	102,465	2,692,462
DEUTZ AG	40,686	197,408
Dialog Semiconductor PLC[a]	25,707	1,168,370
DIC Asset AG	16,515	166,794
DMG MORI SEIKI AG	22,750	800,337
Draegerwerk AG & Co. KGaA	998	87,832
Drillisch AG	19,474	902,759
Duerr AG	9,663	994,432
E.ON SE	706,687	11,054,617
ElringKlinger AGb	11,788	325,537
Evotec AGa,b	44,607	185,992
Fraport AG Frankfurt Airport Services Worldwide	11,414	724,039
Freenet AG	45,670	1,487,416
Fresenius Medical Care AG & Co. KGaA	76,741	6,469,187
Fresenius SE & Co. KGaA	134,310	8,041,271
GEA Group AG	64,318	3,111,688
Gerresheimer AG	11,384	646,619
Gerry Weber International AG	9,211	302,468
Gesco AG	2,044	167,474
Grammer AG	5,767	223,108
Grand City Properties SAa	29,373	556,245
H&R AGa	13,772	120,371
Hamborner REIT AG	26,755	312,395
Hamburger Hafen und Logistik AG	9,188	202,515
Hannover Rueck SE	21,139	2,156,492
HeidelbergCement AG	49,173	3,793,690
Heidelberger Druckmaschinen AGa,b	99,941	269,109
Henkel AG & Co. KGaA	40,921	4,153,916
HUGO BOSS AG	23,620	2,916,706
Indus Holding AG	9,244	485,341
Infineon Technologies AG	394,882	4,681,491
Jenoptik AG	17,638	214,442
K+S AG Registered	60,830	1,998,541
Kabel Deutschland Holding AGa	7,974	1,072,232
KION Group AG	17,274	774,062
Kloeckner & Co. SEa	36,219	349,601
Kontron AGa	35,398	200,151
Krones AG	5,566	615,964
KUKA AGb	10,519	751,779
KWS Saat SE	734	221,289
Lanxess AG	32,042	1,718,936

Security	Shares	Value

LEG Immobilien AGa	19,058	$1,480,786
LEONI AG	12,704	819,536
Linde AG	65,137	12,758,522
LPKF Laser & Electronics AG	12,794	151,248
MAN SE	11,339	1,230,060
Merck KGaA	45,461	4,930,610
METRO AG	57,190	2,073,446
MLP AG	44,118	188,798
MorphoSys AGa,b	8,136	587,395
MTU Aero Engines AG	18,434	1,819,193
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	60,646	11,885,656
Nemetschek AG	2,061	268,243
Nordex SEa	23,657	514,139
NORMA Group SE	11,861	632,445
Osram Licht AG	31,774	1,679,101
Pfeiffer Vacuum Technology AG	4,159	388,535
ProSiebenSat.1 Media AG Registered	78,370	4,029,945
QIAGEN NVa	81,886	1,983,335
Rational AG	1,209	426,135
Rheinmetall AG	14,497	747,496
RHOEN-KLINIKUM AG	20,871	578,010
RTL Group SAa	13,705	1,286,928
RWE AG	174,509	4,358,721
SAF-Holland SA	19,135	290,964
Salzgitter AG	13,795	473,787
SAP SE	325,603	24,784,560
SGL Carbon SEa,b	13,921	227,046
Siemens AG Registered	279,578	30,548,039
Sixt SE	4,665	224,254
Software AG	21,909	636,585
STADA Arzneimittel AG	21,767	800,879
STRATEC Biomedical AG	2,944	147,296
Stroeer Media SE	9,391	349,051
Suedzucker AGb	28,416	429,542
Symrise AG	44,428	2,711,225
TAG Immobilien AGb	39,373	504,726
Takkt AG	12,911	235,313
Telefonica Deutschland Holding AG	200,759	1,250,555
ThyssenKrupp AG	159,022	4,251,663
Tom Tailor Holding AGa	10,111	125,422
United Internet AG Registered[d]	45,264	2,037,699
Volkswagen AG	11,182	2,848,066
Vossloh AG	3,695	233,313
Wacker Chemie AGb	5,568	696,297
Wacker Neuson SE	11,766	302,780
Wincor Nixdorf AG	11,101	422,374
Wirecard AG	41,678	1,840,537

		441,329,556
HONG KONG — 3.21%
AIA Group Ltd.	4,297,000	28,716,332
ASM Pacific Technology Ltd.	91,600	1,025,768
Bank of East Asia Ltd. (The)	439,600	1,911,267
BOC Hong Kong Holdings Ltd.	1,357,000	5,278,385
Brightoil Petroleum Holdings Ltd.[a,b]	1,031,000	329,871
Cafe de Coral Holdings Ltd.[b]	146,000	548,125
Cathay Pacific Airways Ltd.	433,000	1,116,136
Champion REIT	883,000	478,458
Cheung Kong Infrastructure Holdings Ltd.	240,000	2,037,375
China LNG Group Ltd.	1,240,000	351,948
China Public Procurement Ltd.[a,b]	4,760,000	156,596
Chow Sang Sang Holdings International Ltd.[b]	132,000	304,151

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Citic Telecom International Holdings Ltd.[b]	615,000	$253,898
CK Hutchison Holdings Ltd.	497,500	10,815,008
CK Life Sciences International Holdings Inc.[b]	1,808,000	207,598
CLP Holdings Ltd.	703,000	6,162,808
Dah Sing Banking Group Ltd.	177,600	387,225
Dah Sing Financial Holdings Ltd.	60,000	422,260
Emperor International Holdings Ltd.	670,000	165,962
Emperor Watch & Jewellery Ltd.[b]	3,670,000	170,452
Esprit Holdings Ltd.[b]	731,600	694,681
Far East Consortium International Ltd./HK	480,000	227,889
FIH Mobile Ltd.[a]	1,073,000	573,105
First Pacific Co. Ltd./Hong Kong	966,250	937,435
G-Resources Group Ltd.[a]	9,992,400	328,733
Galaxy Entertainment Group Ltd.	842,000	4,073,589
Giordano International Ltd.	560,000	280,320
Global Brands Group Holding Ltd.[a,b]	2,186,000	448,416
Great Eagle Holdings Ltd.	89,000	328,964
Guotai Junan International Holdings Ltd.[b]	303,000	501,146
Haier Healthwise Holdings Ltd.[a,b]	1,160,000	175,097
Haitong International Securities Group Ltd.	406,000	453,081
Hang Lung Properties Ltd.	818,000	2,770,234
Hang Seng Bank Ltd.	281,500	5,494,791
Henderson Land Development Co. Ltd.	384,800	3,092,837
HKT Trust & HKT Ltd.	993,200	1,330,050
Hong Kong & China Gas Co. Ltd.	2,356,590	5,624,574
Hong Kong Exchanges and Clearing Ltd.	263,500	10,082,904
Hopewell Holdings Ltd.	216,000	831,825
Hsin Chong Construction Group Ltd.[b]	1,502,000	187,964
Hutchison Telecommunications Hong Kong Holdings Ltd.	568,000	263,073
Hutchison Whampoa Ltd.	761,000	11,212,039
Hysan Development Co. Ltd.	242,000	1,120,840
Johnson Electric Holdings Ltd.	145,250	540,625
K Wah International Holdings Ltd.[b]	512,000	296,586
Kerry Logistics Network Ltd.	250,000	403,811
Kerry Properties Ltd.	243,000	993,801
Kowloon Development Co. Ltd.	136,000	174,054
Lai Sun Development Co. Ltd.	6,404,000	171,850
Langham Hospitality Investments and Langham Hospitality Investments Ltd.[b]	589,500	266,186
Li & Fung Ltd.	2,132,000	2,175,693
Link REIT (The)	827,500	5,140,415
Luk Fook Holdings International Ltd.[b]	121,000	379,337
Macau Legend Development Ltd.[a,b]	731,750	277,552
Man Wah Holdings Ltd.	265,600	345,400
Melco International Development Ltd.[b]	328,000	556,883
MGM China Holdings Ltd.[b]	365,600	693,358
Midland Holdings Ltd.[a]	436,000	203,624
MTR Corp. Ltd.	543,500	2,678,532
New World Development Co. Ltd.	1,843,000	2,449,043
Newocean Energy Holdings Ltd.[b]	404,000	225,164
NWS Holdings Ltd.	568,166	967,571
Orient Overseas International Ltd.	86,000	529,238
Pacific Basin Shipping Ltd.	765,000	284,242
Pacific Textiles Holdings Ltd.[b]	244,000	338,716
PCCW Ltd.	1,590,000	1,060,527
Power Assets Holdings Ltd.	512,500	5,187,053
Prosperity REIT[b]	814,000	303,498
Regal Hotels International Holdings Ltd.	94,000	58,332
Regal REIT[b]	505,000	150,500
Sa Sa International Holdings Ltd.[b]	454,000	231,359
Sands China Ltd.	867,200	3,552,195
Shangri-La Asia Ltd.	402,000	611,987
Shun Tak Holdings Ltd.	572,000	332,818
Singamas Container Holdings Ltd.[b]	1,150,000	218,097

Security	Shares	Value

Sino Land Co. Ltd.	1,120,000	$1,979,577
SITC International Holdings Co. Ltd.[b]	428,000	317,501
SJM Holdings Ltd.[b]	760,000	967,753
SmarTone Telecommunications Holdings Ltd.[b]	143,500	262,149
SOCAM Development Ltd.[a]	190,000	170,362
SPT Energy Group Inc.[b]	426,000	96,179
Stella International Holdings Ltd.[b]	190,000	514,762
Sun Hung Kai Properties Ltd.	606,000	10,093,289
Sunlight REIT	610,000	308,496
Swire Pacific Ltd. Class A	230,500	3,119,466
Swire Properties Ltd.	431,800	1,487,400
Techtronic Industries Co. Ltd.	503,500	1,789,596
Television Broadcasts Ltd.	27,900	181,953
Texwinca Holdings Ltd.	298,000	289,498
Town Health International Medical Group Ltd.[b]	1,196,000	388,835
Truly International Holdings Ltd.	582,000	274,813
United Laboratories International Holdings Ltd. (The)[a]	248,000	167,655
Value Partners Group Ltd.[b]	326,000	605,639
VTech Holdings Ltd.[b]	60,700	844,975
WH Group Ltd.[a,c]	1,378,000	963,568
Wharf Holdings Ltd. (The)	547,000	3,955,458
Wheelock & Co. Ltd.	333,000	1,881,708
Wynn Macau Ltd.	563,600	1,147,392
Xinyi Glass Holdings Ltd.[b]	780,000	521,265
Yue Yuen Industrial Holdings Ltd.	277,500	1,056,134

		177,056,680
IRELAND — 0.44%
Aer Lingus Group PLC	103,368	268,723
Bank of Ireland[a]	9,738,342	3,764,743
C&C Group PLC	117,103	474,228
CRH PLC	287,485	8,090,578
Glanbia PLC	62,719	1,163,130
Hibernia REIT PLC	248,438	342,416
Irish Continental Group PLC	70,621	316,537
Kerry Group PLC Class A	54,906	4,031,728
Kingspan Group PLC	50,207	996,918
Paddy Power PLC[a]	15,406	1,376,740
Ryanair Holdings PLC ADR	11,218	727,487
Smurfit Kappa Group PLC	82,308	2,522,958

		24,076,186
ISRAEL — 0.62%
Alony Hetz Properties & Investments Ltd.	35,363	281,161
Bank Hapoalim BM	401,818	2,012,314
Bank Leumi le-Israel BMa	474,953	1,847,545
Bezeq The Israeli Telecommunication Corp. Ltd.	716,271	1,357,352
Cellcom Israel Ltd.[a]	26,219	120,855
Clal Insurance Enterprises Holdings Ltd.[a]	10,252	170,239
Delek Automotive Systems Ltd.	11,998	145,635
Delek Group Ltd.	1,837	512,047
Elbit Systems Ltd.	9,250	732,330
EZchip Semiconductor Ltd.[a]	12,068	236,563
First International Bank of Israel Ltd.	19,294	270,899
Frutarom Industries Ltd.	15,540	661,610
Gazit-Globe Ltd.	32,710	432,770
Harel Insurance Investments & Financial Services Ltd.	50,957	238,049
Israel Chemicals Ltd.	161,930	1,133,652
Israel Corp. Ltd. (The)	935	344,593
Israel Discount Bank Ltd. Class Aa	319,278	561,244
Ituran Location and Control Ltd.	10,406	239,291

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Migdal Insurance & Financial Holding Ltd.[b]	204,638	$248,078
Mizrahi Tefahot Bank Ltd.[a]	52,435	586,803
NICE-Systems Ltd.	21,725	1,319,648
Nitsba Holdings 1995 Ltd.[a]	15,512	262,963
Oil Refineries Ltd.[a]	526,533	188,194
Osem Investments Ltd.	14,029	299,112
Partner Communications Co. Ltd.[a]	60,852	154,658
Paz Oil Co. Ltd.	1,841	281,215
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.[b]	4,553	185,123
Shikun & Binui Ltd.	86,184	194,058
Shufersal Ltd.[b]	87,327	199,954
Strauss Group Ltd.[a]	14,919	265,421
Teva Pharmaceutical Industries Ltd.	304,320	18,587,794

		34,071,170
ITALY — 2.42%
A2A SpA	482,904	558,434
ACEA SpA	22,251	299,948
Amplifon SpA	38,542	301,022
Anima Holding SpA[a,c]	78,366	699,870
Ansaldo STS SpA	44,872	477,170
Assicurazioni Generali SpA	415,172	8,132,062
Astaldi SpA	24,597	214,571
ASTM SpA	13,738	195,659
Atlantia SpA	148,710	4,189,254
Autogrill SpA[a]	50,292	483,523
Azimut Holding SpA	33,116	975,944
Banca Carige SpA[a,b]	2,369,650	193,838
Banca Generali SpA	24,259	814,415
Banca Monte dei Paschi di Siena SpA[a,b]	1,527,833	946,743
Banca Popolare dell’Emilia Romagna SCa	175,912	1,457,689
Banca Popolare di Milano Scarl[a]	1,488,825	1,544,848
Banca Popolare di Sondrio Scarl	166,527	760,962
Banco Popolare SCa	92,627	1,474,901
Beni Stabili SpA SIIQ	408,059	335,850
Brembo SpA	10,851	434,079
Buzzi Unicem SpA	36,267	586,421
Cerved Information Solutions SpA[a]	50,259	366,065
CIR-Compagnie Industriali Riunite SpA[a]	166,391	199,314
CNH Industrial NV	339,122	2,988,725
Credito Emiliano SpA	34,377	288,523
Credito Valtellinese SCa	417,965	524,553
Danieli & C Officine Meccaniche SpA	5,435	132,523
Danieli & C Officine Meccaniche SpA RSP	12,254	227,664
Davide Campari-Milano SpA	101,494	785,868
De’ Longhi	19,890	449,989
DiaSorin SpA[b]	8,240	375,981
Ei Towers SpA[a]	5,941	360,154
Enel Green Power SpA	639,280	1,245,724
Enel SpA	2,343,405	11,123,322
Eni SpA	896,406	17,256,754
ERG SpA	19,473	279,957
EXOR SpA	37,086	1,716,708
FinecoBank Banca Fineco SpA	81,854	618,203
Finmeccanica SpA[a]	147,602	1,893,777
Geox SpA[a]	35,612	130,170
Hera SpA	226,190	597,145
Interpump Group SpA	30,878	519,697
Intesa Sanpaolo SpA	4,495,066	15,191,428
Intesa Sanpaolo SpA RSP	326,757	998,850
Iren SpA	197,202	290,361
Italcementi SpA	73,474	526,097

Security	Shares	Value

Luxottica Group SpA	59,971	$3,964,829
MARR SpA	15,875	318,774
Mediaset SpA[a]	256,851	1,327,975
Mediobanca SpA	224,102	2,189,744
Mediolanum SpA	85,185	718,292
Moncler SpA	36,545	651,113
Piaggio & C SpA	79,645	242,036
Pirelli & C. SpA	84,983	1,471,268
Prysmian SpA	73,357	1,504,263
Recordati SpA	36,293	722,672
Safilo Group SpA[a,b]	5,840	85,203
Saipem SpA[a,b]	95,129	1,264,238
Salini Impregilo SpA[a]	77,901	342,010
Salvatore Ferragamo SpA	18,112	565,024
Saras SpA[a]	100,048	193,948
Snam SpA	771,366	4,024,433
Societa Cattolica di Assicurazioni Scrl	47,929	409,246
Societa Iniziative Autostradali e Servizi SpA	25,387	293,293
Sorin SpA[a]	148,929	470,608
Telecom Italia SpA[a]	3,581,803	4,250,391
Telecom Italia SpA RSP	2,117,230	2,040,317
Tenaris SA	166,454	2,562,785
Terna Rete Elettrica Nazionale SpA	561,042	2,649,239
Tod’s SpA	4,443	409,241
Trevi Finanziaria Industriale SpA[b]	50,451	146,985
UniCredit SpA[b]	1,558,910	11,267,095
Unione di Banche Italiane SpA	305,753	2,442,820
Unipol Gruppo Finanziario SpA	74,391	391,453
UnipolSai SpA	337,363	947,348
World Duty Free SpA[a]	48,047	538,929
Yoox SpA[a]	19,217	607,248

		133,177,575
JAPAN — 22.91%
77 Bank Ltd. (The)	128,000	741,238
ABC-Mart Inc.	9,700	554,425
Accordia Golf Co. Ltd.	21,500	219,186
Acom Co. Ltd.[a]	154,200	515,417
Activia Properties Inc.	87	790,248
Adastria Holdings Co. Ltd.	5,420	164,634
ADEKA Corp.	32,800	464,029
Aderans Co. Ltd.	13,000	121,885
Advance Residence Investment Corp.	463	1,090,277
Advantest Corp.	57,100	676,115
Aeon Co. Ltd.	229,400	2,858,155
Aeon Delight Co. Ltd.	7,800	206,944
AEON Financial Service Co. Ltd.	43,300	1,109,004
Aeon Mall Co. Ltd.	41,400	774,931
AEON REIT Investment Corp.	323	445,620
Ai Holdings Corp.	15,200	278,419
Aica Kogyo Co. Ltd.	20,700	475,856
Aichi Steel Corp.	35,000	168,756
Aida Engineering Ltd.	22,400	256,064
Aiful Corp.[a,b]	116,700	404,700
Ain Pharmaciez Inc.	8,300	294,422
Air Water Inc.	55,000	978,483
Aisin Seiki Co. Ltd.	67,700	3,105,816
Ajinomoto Co. Inc.	201,000	4,469,466
Akebono Brake Industry Co. Ltd.	45,900	161,477
Alfresa Holdings Corp.	63,100	947,528
Alpine Electronics Inc.	16,400	335,209
Alps Electric Co. Ltd.	62,400	1,557,523

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Amada Holdings Co Ltd.	123,800	$1,255,897
Amano Corp.	24,700	320,334
ANA Holdings Inc.	408,000	1,131,231
Anritsu Corp.	50,400	363,038
AOKI Holdings Inc.	16,000	222,077
Aoyama Trading Co. Ltd.	16,500	571,509
Aozora Bank Ltd.	413,000	1,546,119
Arcs Co. Ltd.	13,000	273,210
Ariake Japan Co. Ltd.	7,500	249,436
Asahi Co. Ltd.	19,900	176,268
Asahi Diamond Industrial Co. Ltd.	22,400	276,467
Asahi Glass Co. Ltd.	353,000	2,377,522
Asahi Group Holdings Ltd.	136,900	4,410,612
Asahi Holdings Inc.	10,700	201,804
Asahi Intecc Co. Ltd.	8,900	549,603
Asahi Kasei Corp.	450,000	4,256,706
Asatsu-DK Inc.	12,200	336,425
ASICS Corp.	57,400	1,472,533
ASKUL Corp.	6,800	159,218
Astellas Pharma Inc.	761,300	11,893,126
Atom Corp.	21,200	138,889
Autobacs Seven Co. Ltd.	21,200	331,278
Avex Group Holdings Inc.	17,800	275,322
Awa Bank Ltd. (The)	70,000	417,064
Azbil Corp.	23,900	631,102
Bandai Namco Holdings Inc.	63,200	1,300,229
Bando Chemical Industries Ltd.	41,000	163,424
Bank of Iwate Ltd. (The)	5,600	251,759
Bank of Kyoto Ltd. (The)	123,000	1,345,425
Bank of Nagoya Ltd. (The)	64,000	235,849
Bank of Saga Ltd. (The)	70,000	185,427
Bank of the Ryukyus Ltd.	17,200	252,675
Bank of Yokohama Ltd. (The)	416,000	2,654,446
Benesse Holdings Inc.	22,500	705,064
BIC Camera Inc.[b]	27,200	271,386
BML Inc.	5,700	173,615
Bridgestone Corp.	230,100	9,654,317
Broadleaf Co. Ltd.	11,100	173,359
Brother Industries Ltd.	86,300	1,383,887
Calbee Inc.	26,900	1,096,950
Calsonic Kansei Corp.	59,000	429,916
Canon Electronics Inc.	10,900	219,603
Canon Inc.	400,800	14,344,668
Canon Marketing Japan Inc.	19,700	370,064
Capcom Co. Ltd.	20,000	374,363
Casio Computer Co. Ltd.[b]	72,000	1,465,029
Cawachi Ltd.	7,800	125,144
Central Glass Co. Ltd.	69,000	318,852
Central Japan Railway Co.	51,100	9,161,448
Century Tokyo Leasing Corp.	17,000	539,818
Chiba Bank Ltd. (The)	266,000	2,196,106
Chiyoda Co. Ltd.	10,600	227,731
Chiyoda Corp.	61,000	554,082
Chofu Seisakusho Co. Ltd.	6,400	153,221
Chubu Electric Power Co. Inc.	231,100	3,063,760
Chugai Pharmaceutical Co. Ltd.	79,800	2,437,278
Chugoku Bank Ltd. (The)	56,800	915,103
Chugoku Electric Power Co. Inc. (The)	104,900	1,535,763
Citizen Holdings Co. Ltd.	94,600	745,448
CKD Corp.	26,100	240,128
Coca-Cola East Japan Co. Ltd.	28,700	537,690
Coca-Cola West Co. Ltd.	21,700	345,619
Cocokara fine Inc.	7,000	213,504

Security	Shares	Value

COLOPL Inc.[b]	19,400	$400,742
Colowide Co. Ltd.	23,200	320,461
Comforia Residential REIT Inc.	180	394,084
COMSYS Holdings Corp.	37,700	528,310
COOKPAD Inc.[b]	7,500	320,882
Cosel Co. Ltd.	13,800	163,174
Cosmo Oil Co. Ltd.[a]	212,000	315,334
Cosmos Pharmaceutical Corp.	3,400	456,572
CREATE SD HOLDINGS Co. Ltd.	4,300	187,207
Credit Saison Co. Ltd.	52,900	1,005,661
CyberAgent Inc.	17,700	851,943
Dai Nippon Printing Co. Ltd.	188,000	1,951,951
Dai-ichi Life Insurance Co. Ltd. (The)	383,300	6,322,672
Daibiru Corp.	20,100	198,867
Daicel Corp.	101,000	1,222,938
Daido Steel Co. Ltd.	102,000	488,393
Daifuku Co. Ltd.	33,600	451,201
Daihatsu Motor Co. Ltd.	68,000	986,446
Daihen Corp.	42,000	205,666
Daiichi Sankyo Co. Ltd.	224,200	3,907,154
Daiichikosho Co. Ltd.	15,700	505,753
Daikin Industries Ltd.	83,200	5,634,268
Daikyo Inc.	133,000	201,162
Daio Paper Corp.	30,000	317,874
Daiseki Co. Ltd.	16,400	293,273
Daishi Bank Ltd. (The)	98,000	370,970
Daito Trust Construction Co. Ltd.	25,800	3,012,911
Daiwa House Industry Co. Ltd.	210,200	4,703,899
Daiwa House REIT Investment Corp.	118	526,548
Daiwa House Residential Investment Corp.	253	551,581
Daiwa Office Investment Corp.	98	516,738
Daiwa Securities Group Inc.	595,000	4,972,006
Daiwabo Holdings Co. Ltd.	152,000	254,032
DCM Holdings Co. Ltd.	29,900	249,604
Dena Co. Ltd.	37,900	758,190
Denki Kagaku Kogyo KK	152,000	622,378
Denso Corp.	171,900	8,566,989
Dentsu Inc.	77,400	3,609,025
DIC Corp.	277,000	842,550
Digital Garage Inc.	13,000	187,173
DISCO Corp.	9,300	851,742
DMG Mori Seiki Co. Ltd.	41,400	681,870
Don Quijote Holdings Co. Ltd.	21,100	1,608,022
Doshisha Co. Ltd.	11,600	175,061
Doutor Nichires Holdings Co. Ltd.	10,400	196,581
Dowa Holdings Co. Ltd.	86,000	776,853
Dr. Ci:Labo Co. Ltd.	6,000	225,620
DTS Corp.	11,800	240,595
Duskin Co. Ltd.	17,900	307,233
Earth Chemical Co. Ltd.	5,400	198,546
East Japan Railway Co.	118,200	10,464,853
Ebara Corp.	162,000	725,595
EDION Corp.	27,400	200,114
Eighteenth Bank Ltd. (The)	61,000	199,816
Eisai Co. Ltd.	89,400	6,000,341
Eizo Corp.	10,400	231,169
Electric Power Development Co. Ltd.	52,200	1,762,246
Enplas Corp.	3,800	153,689
EPS Holdings Inc.	13,300	155,817
Euglena Co. Ltd.[a,b]	21,200	334,998
Exedy Corp.	12,000	296,616
Ezaki Glico Co. Ltd.	15,000	624,217
FamilyMart Co. Ltd.	21,100	909,802

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Fancl Corp.	15,900	$207,137
FANUC Corp.	67,700	15,005,787
Fast Retailing Co. Ltd.	18,900	7,469,504
FCC Co. Ltd.	13,800	224,984
Fields Corp.[b]	8,300	131,779
Foster Electric Co. Ltd.	7,800	202,707
FP Corp.	10,000	358,486
France Bed Holdings Co. Ltd.	150,000	224,367
Frontier Real Estate Investment Corp.	167	816,370
Fuji Co. Ltd./Ehime	8,500	152,428
Fuji Electric Co. Ltd.	203,000	960,124
Fuji Heavy Industries Ltd.	209,100	7,032,029
Fuji Kyuko Co. Ltd.	22,000	206,819
Fuji Machine Manufacturing Co. Ltd.	25,400	313,918
Fuji Oil Co. Ltd./Osaka	22,300	324,987
Fuji Seal International Inc.	8,500	254,638
Fuji Soft Inc.	8,700	177,315
FUJIFILM Holdings Corp.	164,000	6,214,924
Fujikura Ltd.	111,000	531,487
Fujimi Inc.	9,200	156,139
Fujitsu Ltd.	661,000	4,381,258
Fujiya Co. Ltd.[a]	150,000	244,422
Fukuoka Financial Group Inc.	276,000	1,591,376
Fukuoka REIT Corp.	268	487,537
Fukuyama Transporting Co. Ltd.[b]	38,000	216,245
Funai Electric Co. Ltd.	9,000	106,643
Furukawa Co. Ltd.	122,000	213,069
Furukawa Electric Co. Ltd.	255,000	468,789
Futaba Corp.	12,600	210,895
Fuyo General Lease Co. Ltd.	7,100	291,013
Geo Holdings Corp.	14,600	159,213
Global One Real Estate Investment Corp.	73	256,510
Glory Ltd.	21,200	589,922
GLP J-REIT	762	781,930
GMO Internet Inc.	28,400	358,589
Goldcrest Co. Ltd.	7,500	148,220
Gree Inc.[b]	48,800	314,812
GS Yuasa Corp.	132,000	623,214
GungHo Online Entertainment Inc.[b]	150,200	617,518
Gunma Bank Ltd. (The)	132,000	938,681
Gunze Ltd.	71,000	191,635
H2O Retailing Corp.	29,200	527,049
Hachijuni Bank Ltd. (The)	146,000	1,143,160
Hakuhodo DY Holdings Inc.	86,500	928,825
Hamamatsu Photonics KK	51,600	1,509,150
Hankyu Hanshin Holdings Inc.	397,000	2,401,838
Hankyu REIT Inc.	223	283,991
Hanwa Co. Ltd.	66,000	274,104
Haseko Corp.	97,400	969,361
Hazama Ando Corp.	65,400	372,715
Heiwa Corp.	13,700	286,433
Heiwa Real Estate Co. Ltd.	16,800	229,250
Heiwa Real Estate REIT Inc.	381	307,551
Heiwado Co. Ltd.	10,900	262,139
Hibiya Engineering Ltd.	8,600	114,121
Higashi-Nippon Bank Ltd. (The)	61,000	216,128
Higo Bank Ltd. (The)	60,000	386,563
Hikari Tsushin Inc.	6,300	421,158
Hino Motors Ltd.	92,900	1,218,793
Hirose Electric Co. Ltd.	10,900	1,537,495
Hiroshima Bank Ltd. (The)	178,000	1,044,172
HIS Co. Ltd.	15,300	512,685
Hisamitsu Pharmaceutical Co. Inc.	20,500	885,644

Security	Shares	Value

Hitachi Capital Corp.	20,400	$464,868
Hitachi Chemical Co. Ltd.	37,400	726,623
Hitachi Construction Machinery Co. Ltd.	38,200	680,877
Hitachi High-Technologies Corp.	22,800	664,929
Hitachi Koki Co. Ltd.	21,200	175,205
Hitachi Ltd.	1,711,000	11,714,066
Hitachi Maxell Ltd.	17,000	275,165
Hitachi Metals Ltd.	77,000	1,210,303
Hitachi Transport System Ltd.	16,600	268,552
Hitachi Zosen Corp.	57,100	316,347
Hogy Medical Co. Ltd.	5,200	250,288
Hokkaido Electric Power Co. Inc.[a]	68,500	632,510
Hokkoku Bank Ltd. (The)	95,000	345,325
Hokuetsu Bank Ltd. (The)	107,000	215,484
Hokuetsu Kishu Paper Co. Ltd.	47,100	256,616
Hokuhoku Financial Group Inc.	420,000	1,007,270
Hokuriku Electric Power Co.	60,100	890,928
Hokuto Corp.	10,300	185,051
Honda Motor Co. Ltd.	574,500	19,402,037
Honeys Co. Ltd.	22,480	203,441
HORIBA Ltd.	13,400	506,685
Hoshizaki Electric Co. Ltd.	14,500	857,859
Hosiden Corp.	30,000	175,483
House Foods Group Inc.	21,800	444,853
Hoya Corp.	151,900	5,890,933
Hulic Co. Ltd.	105,900	1,140,679
Hulic Reit Inc.	286	446,673
Hyakugo Bank Ltd. (The)	78,000	384,558
Hyakujushi Bank Ltd. (The)	83,000	286,446
IBIDEN Co. Ltd.	43,100	756,330
IBJ Leasing Co. Ltd.	11,900	267,494
Ichibanya Co. Ltd.	3,900	175,658
Ichigo Group Holdings Co. Ltd.	69,900	193,339
Idec Corp./Japan	28,600	258,827
Idemitsu Kosan Co. Ltd.	28,300	549,588
Ihara Chemical Industry Co. Ltd.	14,600	190,567
IHI Corp.	500,000	2,306,342
Iida Group Holdings Co. Ltd.	57,500	779,352
Iino Kaiun Kaisha Ltd.	40,100	211,776
Inaba Denki Sangyo Co. Ltd.	9,700	351,784
Inabata & Co. Ltd.	16,700	175,973
Industrial & Infrastructure Fund Investment Corp.	119	573,770
INPEX Corp.	301,900	3,809,384
Internet Initiative Japan Inc.[b]	12,500	211,728
Invincible Investment Corp.	749	391,806
Iriso Electronics Co. Ltd.[b]	3,200	223,548
Iseki & Co. Ltd.	120,000	249,687
Isetan Mitsukoshi Holdings Ltd.	119,700	1,944,487
Ishihara Sangyo Kaisha Ltd.[a]	176,000	175,015
Isuzu Motors Ltd.	213,000	2,836,262
IT Holdings Corp.	27,900	555,109
Ito EN Ltd.	20,800	432,790
ITOCHU Corp.	555,400	6,868,823
ITOCHU Enex Co. Ltd.	19,100	172,853
ITOCHU Techno-Solutions Corp.	18,200	415,952
Itoham Foods Inc.	60,000	324,893
Iwatani Corp.	66,000	448,383
Iyo Bank Ltd. (The)	88,800	1,110,093
Izumi Co. Ltd.	14,800	587,449
J Front Retailing Co. Ltd.	85,500	1,424,643
J Trust Co. Ltd.	29,500	303,702
J-Oil Mills Inc.	50,000	169,215
Jaccs Co. Ltd.	53,000	279,460

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Jafco Co. Ltd.	13,200	$499,123
Japan Airlines Co. Ltd.	42,400	1,417,231
Japan Airport Terminal Co. Ltd.	13,600	771,655
Japan Aviation Electronics Industry Ltd.	20,000	482,326
Japan Communications Inc.[a,b]	46,000	171,054
Japan Display Inc.[a]	131,600	545,447
Japan Excellent Inc.	431	570,129
Japan Exchange Group Inc.	90,700	2,645,132
Japan Hotel REIT Investment Corp.	1,092	805,746
Japan Logistics Fund Inc.	294	624,016
Japan Petroleum Exploration Co. Ltd.	9,100	350,936
Japan Prime Realty Investment Corp.	276	992,880
Japan Pulp & Paper Co. Ltd.	34,000	93,474
Japan Real Estate Investment Corp.	442	2,090,516
Japan Rental Housing Investments Inc.	410	289,504
Japan Retail Fund Investment Corp.	852	1,815,493
Japan Securities Finance Co. Ltd.	43,700	287,390
Japan Steel Works Ltd. (The)	120,000	554,525
Japan Tobacco Inc.	388,200	13,660,150
JFE Holdings Inc.	173,000	3,917,690
JGC Corp.	75,000	1,563,989
Joyo Bank Ltd. (The)	234,000	1,282,728
JSP Corp.	7,700	146,060
JSR Corp.	64,700	1,108,880
JTEKT Corp.	74,600	1,277,931
Juroku Bank Ltd. (The)	104,000	415,409
JVC Kenwood Corp.	56,800	173,718
JX Holdings Inc.	781,800	3,414,781
K’s Holdings Corp.	15,500	518,091
kabu.com Securities Co. Ltd.	40,500	298,496
Kadokawa Dwango[a]	15,600	245,856
Kagome Co. Ltd.	27,700	433,543
Kagoshima Bank Ltd. (The)	55,000	397,552
Kajima Corp.	303,000	1,450,815
Kakaku.com Inc.	56,100	871,479
Kaken Pharmaceutical Co. Ltd.	24,000	859,363
Kamigumi Co. Ltd.	82,000	821,576
Kanamoto Co. Ltd.	10,200	298,747
Kaneka Corp.	102,000	712,560
Kanematsu Corp.	175,000	276,385
Kansai Electric Power Co. Inc. (The)[a]	251,400	2,535,638
Kansai Paint Co. Ltd.	85,000	1,522,144
Kansai Urban Banking Corp.	13,200	144,718
Kao Corp.	182,800	8,781,793
Kappa Create Holdings Co. Ltd.[a]	13,700	127,189
Kato Sangyo Co. Ltd.	8,400	178,711
Kato Works Co. Ltd.	30,000	193,532
Kawasaki Heavy Industries Ltd.	508,000	2,623,414
Kawasaki Kisen Kaisha Ltd.	310,000	803,042
KDDI Corp.	618,600	14,680,572
Keihan Electric Railway Co. Ltd.	185,000	1,072,867
Keihin Corp.	18,100	297,961
Keikyu Corp.	166,000	1,321,952
Keio Corp.	205,000	1,586,279
Keisei Electric Railway Co. Ltd.	101,000	1,199,306
Keiyo Bank Ltd. (The)	87,000	517,623
Kenedix Inc.	93,100	372,649
Kenedix Office Investment Corp.	141	763,500
Kenedix Residential Investment Corp.	142	412,936
Kewpie Corp.	36,400	884,526
KEY Coffee Inc.	18,900	285,387
Keyence Corp.	16,300	8,755,444
Kikkoman Corp.	54,000	1,550,013

Security	Shares	Value

Kinden Corp.	46,000	$647,313
Kintetsu Group Holdings Co. Ltd.	640,000	2,272,917
Kintetsu World Express Inc.	5,300	245,358
Kirin Holdings Co. Ltd.	287,000	3,803,643
Kisoji Co. Ltd.	17,000	281,700
Kissei Pharmaceutical Co. Ltd.	10,000	298,320
Kitz Corp.	36,800	187,890
Kiyo Bank Ltd. (The)	26,400	379,885
Koa Corp.	20,700	213,106
Kobayashi Pharmaceutical Co. Ltd.	9,300	652,795
Kobe Steel Ltd.	1,082,000	1,971,054
Koei Tecmo Holdings Co. Ltd.	12,500	190,524
Kohnan Shoji Co. Ltd.	19,100	213,233
Koito Manufacturing Co. Ltd.	35,700	1,258,912
Kokuyo Co. Ltd.	29,300	267,120
Komatsu Ltd.	330,700	6,690,271
Komeri Co. Ltd.	11,800	266,922
Komori Corp.	19,000	237,361
Konami Corp.	36,200	668,219
Konica Minolta Inc.	166,000	1,843,520
Konishi Co. Ltd.	10,400	182,936
Kose Corp.	9,900	643,620
Kubota Corp.	399,000	6,256,568
Kumagai Gumi Co. Ltd.	113,000	361,653
Kurabo Industries Ltd.	112,000	197,476
Kuraray Co. Ltd.	122,600	1,665,811
Kureha Corp.	47,000	216,403
Kurita Water Industries Ltd.	35,400	922,938
Kuroda Electric Co. Ltd.	15,600	280,271
KYB Co. Ltd.	78,000	297,217
Kyocera Corp.	114,000	5,973,878
Kyoei Steel Ltd.	5,200	84,733
Kyokuto Kaihatsu Kogyo Co. Ltd.	17,700	197,160
KYORIN Holdings Inc.	18,600	428,358
Kyoritsu Maintenance Co. Ltd.	4,800	232,239
Kyowa Exeo Corp.	29,700	348,945
Kyowa Hakko Kirin Co. Ltd.	83,000	1,217,916
Kyushu Electric Power Co. Inc.[a]	154,200	1,645,470
Laox Co. Ltd.[a]	101,000	285,268
Lawson Inc.	22,900	1,649,520
Leopalace21 Corp.[a]	90,400	524,255
Lintec Corp.	19,100	470,358
Lion Corp.	73,000	447,138
LIXIL Group Corp.	93,600	1,957,724
M3 Inc.	71,000	1,344,414
Mabuchi Motor Co. Ltd.	17,700	1,060,491
Maeda Corp.	42,000	305,340
Maeda Road Construction Co. Ltd.	23,000	379,970
Makino Milling Machine Co. Ltd.	40,000	367,678
Makita Corp.	42,500	2,141,514
Mandom Corp.	6,700	258,661
Mani Inc.	2,900	194,593
Mars Engineering Corp.	7,100	126,017
Marubeni Corp.	572,900	3,560,817
Marudai Food Co. Ltd.	54,000	194,485
Maruha Nichiro Corp.	19,600	272,045
Marui Group Co. Ltd.	83,000	903,033
Maruichi Steel Tube Ltd.	15,500	394,397
Maruwa Co. Ltd./Aichi	6,200	142,786
Matsui Securities Co. Ltd.	48,700	456,194
Matsumotokiyoshi Holdings Co. Ltd.	12,900	471,070
Matsuya Co. Ltd.	13,800	208,724
Mazda Motor Corp.	192,000	3,775,984

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

McDonald’s Holdings Co. Japan Ltd.[b]	22,700	$492,241
Medipal Holdings Corp.	48,600	666,438
Megachips Corp.	17,300	203,980
MEGMILK SNOW BRAND Co. Ltd.	15,100	181,321
Meidensha Corp.	89,000	295,997
MEIJI Holdings Co. Ltd.	21,800	2,499,340
Meitec Corp.	12,700	409,113
Melco Holdings Inc.[b]	5,900	121,136
Message Co. Ltd.	6,600	203,785
Micronics Japan Co. Ltd.[b]	5,200	159,906
MID REIT Inc.	79	234,683
Milbon Co. Ltd.	6,700	212,752
Minato Bank Ltd. (The)	66,000	162,697
Minebea Co. Ltd.	115,000	1,776,845
Miraca Holdings Inc.	20,800	1,044,606
MIRAIT Holdings Corp.	24,000	272,349
Misawa Homes Co. Ltd.	23,100	204,999
MISUMI Group Inc.	31,800	1,199,774
Mitsubishi Chemical Holdings Corp.	484,200	3,023,671
Mitsubishi Corp.	484,500	10,487,986
Mitsubishi Electric Corp.	684,000	8,939,383
Mitsubishi Estate Co. Ltd.	442,000	10,426,724
Mitsubishi Gas Chemical Co. Inc.	137,000	769,316
Mitsubishi Heavy Industries Ltd.	1,076,000	6,003,553
Mitsubishi Logistics Corp.	45,000	697,543
Mitsubishi Materials Corp.	394,000	1,428,896
Mitsubishi Motors Corp.	227,900	2,108,175
Mitsubishi Paper Mills Ltd.[a]	376,000	289,062
Mitsubishi Pencil Co. Ltd.	6,700	255,302
Mitsubishi Shokuhin Co. Ltd.	3,900	82,582
Mitsubishi Steel Manufacturing Co. Ltd.	84,000	190,925
Mitsubishi Tanabe Pharma Corp.	79,000	1,343,403
Mitsubishi UFJ Financial Group Inc.	4,504,300	32,215,512
Mitsubishi UFJ Lease & Finance Co. Ltd.	184,160	994,129
Mitsui & Co. Ltd.	597,900	8,396,181
Mitsui Chemicals Inc.	284,000	942,158
Mitsui Engineering & Shipbuilding Co. Ltd.	279,000	503,585
Mitsui Fudosan Co. Ltd.	333,000	9,910,416
Mitsui Mining & Smelting Co. Ltd.	210,000	501,880
Mitsui OSK Lines Ltd.	376,000	1,329,055
Mitsui Sugar Co. Ltd.	39,000	140,787
Mitsui-Soko Holdings Co. Ltd.	63,000	221,635
Mitsumi Electric Co. Ltd.	32,500	243,336
Miura Co. Ltd.	29,700	335,543
Mixi Inc.[b]	14,000	552,770
Miyazaki Bank Ltd. (The)	66,000	263,073
Mizuho Financial Group Inc.	8,160,500	15,595,440
Modec Inc.	7,900	131,832
Monex Group Inc.	90,900	249,145
MonotaRO Co. Ltd.	11,200	388,401
Mori Hills REIT Investment Corp.	480	660,617
MORI TRUST Sogo REIT Inc.	357	704,036
Morinaga & Co. Ltd./Japan	74,000	249,202
Morinaga Milk Industry Co. Ltd.	69,000	256,004
Morita Holdings Corp.	18,800	176,736
MOS Food Services Inc.	13,600	279,796
Moshi Moshi Hotline Inc.	20,200	218,930
MS&AD Insurance Group Holdings Inc.	180,700	5,198,126
Murata Manufacturing Co. Ltd.	71,900	10,195,897
Musashi Seimitsu Industry Co. Ltd.	9,700	206,531
Musashino Bank Ltd. (The)	10,700	389,392
Nabtesco Corp.	42,500	1,173,749
Nachi-Fujikoshi Corp.	58,000	341,205

Security	Shares	Value

Nagaileben Co. Ltd.	8,400	$151,687
Nagase & Co. Ltd.	35,300	469,310
Nagoya Railroad Co. Ltd.	306,000	1,212,033
Nankai Electric Railway Co. Ltd.	186,000	892,153
Nanto Bank Ltd. (The)	77,000	279,251
NEC Corp.	925,000	3,107,295
NEC Networks & System Integration Corp.	10,200	220,075
NET One Systems Co. Ltd.	35,400	254,400
Nexon Co. Ltd.	47,600	605,789
NGK Insulators Ltd.	93,000	2,101,379
NGK Spark Plug Co. Ltd.	64,500	1,816,370
NH Foods Ltd.	62,000	1,355,327
NHK Spring Co. Ltd.	57,500	661,152
Nichi-Iko Pharmaceutical Co. Ltd.	17,100	361,519
Nichicon Corp.	21,000	195,312
Nichiha Corp.	13,700	152,260
Nichii Gakkan Co.	20,400	189,561
Nichirei Corp.	91,000	484,390
Nidec Corp.	77,400	5,795,137
Nifco Inc./Japan	17,200	611,565
Nihon Kohden Corp.	27,100	712,204
Nihon M&A Center Inc.	13,100	457,028
Nihon Parkerizing Co. Ltd.	31,800	362,723
Nihon Unisys Ltd.	22,800	217,578
Nikon Corp.	119,600	1,701,004
Nintendo Co. Ltd.	37,600	6,384,491
Nippo Corp.	19,000	318,016
Nippon Accommodations Fund Inc.	160	623,047
Nippon Building Fund Inc.	496	2,466,115
Nippon Coke & Engineering Co. Ltd.	228,700	223,597
Nippon Denko Co. Ltd.	58,000	142,492
Nippon Electric Glass Co. Ltd.	141,000	809,451
Nippon Express Co. Ltd.	301,000	1,735,523
Nippon Flour Mills Co. Ltd.	39,000	192,605
Nippon Kayaku Co. Ltd.	57,000	691,602
Nippon Konpo Unyu Soko Co. Ltd.	20,200	356,500
Nippon Light Metal Holdings Co. Ltd.	181,000	281,324
Nippon Paint Holdings Co. Ltd.	52,800	1,778,090
Nippon Paper Industries Co. Ltd.	33,700	589,968
Nippon Prologis REIT Inc.	526	1,138,414
NIPPON REIT Investment Corp.	126	350,614
Nippon Road Co. Ltd. (The)	37,000	200,660
Nippon Sharyo Ltd.	51,000	147,456
Nippon Sheet Glass Co. Ltd.[a]	332,000	338,464
Nippon Shinyaku Co. Ltd.	18,000	600,150
Nippon Shokubai Co. Ltd.	45,000	624,217
Nippon Signal Co. Ltd. (The)	25,000	240,871
Nippon Soda Co. Ltd.	49,000	306,276
Nippon Steel & Sumikin Bussan Corp.	62,720	215,408
Nippon Steel & Sumitomo Metal Corp.	2,671,000	6,986,070
Nippon Suisan Kaisha Ltd.	97,600	296,870
Nippon Telegraph & Telephone Corp.	132,200	8,930,432
Nippon Thompson Co. Ltd.	35,000	200,635
Nippon Valqua Industries Ltd.	116,000	302,432
Nippon Yakin Kogyo Co. Ltd.[a]	92,000	185,276
Nippon Yusen KK	565,000	1,784,658
Nipro Corp.	43,100	413,460
Nishi-Nippon City Bank Ltd. (The)	245,000	784,115
Nishi-Nippon Railroad Co. Ltd.	123,000	539,609
Nishimatsu Construction Co. Ltd.	95,000	351,675
Nishimatsuya Chain Co. Ltd.	22,100	205,173
Nissan Chemical Industries Ltd.	46,200	918,441
Nissan Motor Co. Ltd.	877,400	9,172,118

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Nissan Shatai Co. Ltd.	28,400	$366,658
Nissha Printing Co. Ltd.	11,400	220,436
Nisshin OilliO Group Ltd. (The)	47,000	172,809
Nisshin Seifun Group Inc.	75,300	883,439
Nisshin Steel Co. Ltd.	29,100	390,529
Nisshinbo Holdings Inc.	50,000	521,016
Nissin Foods Holdings Co. Ltd.	20,800	997,677
Nissin Kogyo Co. Ltd.	16,900	279,619
Nitori Holdings Co. Ltd.	24,500	1,887,608
Nitta Corp.	8,600	237,152
Nitto Boseki Co. Ltd.[a]	59,000	225,804
Nitto Denko Corp.	55,600	3,576,111
Nitto Kogyo Corp.	11,400	206,719
Noevir Holdings Co. Ltd.	7,600	162,707
NOF Corp.	55,000	424,668
NOK Corp.	35,200	1,116,270
Nomura Co. Ltd.	18,200	195,733
Nomura Holdings Inc.	1,293,300	8,358,304
Nomura Real Estate Holdings Inc.	43,500	887,666
Nomura Real Estate Master Fund Inc.	563	732,036
Nomura Real Estate Office Fund Inc.	126	578,040
Nomura Real Estate Residential Fund Inc.	57	321,985
Nomura Research Institute Ltd.	40,800	1,617,749
Noritake Co. Ltd./Nagoya Japan	66,000	156,631
Noritz Corp.	12,000	206,067
North Pacific Bank Ltd.	117,100	463,821
NS Solutions Corp.	6,400	215,526
NSD Co. Ltd.	17,600	256,051
NSK Ltd.	168,000	2,647,681
NTN Corp.	159,000	871,597
NTT Data Corp.	45,300	2,036,551
NTT DOCOMO Inc.	539,500	9,579,991
NTT Urban Development Corp.	40,100	421,206
Obara Group Inc.	4,700	278,457
Obayashi Corp.	232,000	1,556,748
OBIC Business Consultants Ltd.	4,400	165,455
OBIC Co. Ltd.	25,500	1,069,692
Odakyu Electric Railway Co. Ltd.	222,000	2,239,108
Ogaki Kyoritsu Bank Ltd. (The)	106,000	357,851
Ohsho Food Service Corp.	4,700	166,721
Oiles Corp.	12,100	231,444
Oita Bank Ltd. (The)	59,000	231,721
Oji Holdings Corp.	275,000	1,227,125
Okabe Co. Ltd.	19,000	166,867
Okamoto Industries Inc.	44,000	172,073
Okasan Securities Group Inc.	66,000	505,189
Oki Electric Industry Co. Ltd.	296,000	608,473
Okinawa Electric Power Co. Inc. (The)	8,200	311,089
OKUMA Corp.	49,000	534,754
Okumura Corp.	60,000	288,794
Olympus Corp.[a]	86,200	3,126,164
Omron Corp.	73,100	3,371,873
Ono Pharmaceutical Co. Ltd.	29,300	3,175,575
Onward Holdings Co. Ltd.	42,000	282,527
Oracle Corp. Japan	13,800	630,785
Orient Corp.[a]	174,800	283,373
Oriental Land Co. Ltd./Japan	71,300	4,830,788
ORIX Corp.	473,600	7,339,276
Orix JREIT Inc.	792	1,171,421
Osaka Gas Co. Ltd.	679,000	2,889,169
OSAKA Titanium Technologies Co. Ltd.	8,400	181,589
OSG Corp.	27,600	574,510
Otsuka Corp.	16,900	780,956

Security	Shares	Value

Otsuka Holdings Co. Ltd.	137,900	$4,371,385
Oyo Corp.	12,100	159,756
Pacific Metals Co. Ltd.[a,b]	58,000	177,388
Pack Corp. (The)	10,000	218,935
Pal Co. Ltd.	4,200	135,122
Paltac Corp.	10,200	146,688
Panasonic Corp.	780,900	11,249,867
Paramount Bed Holdings Co. Ltd.	7,400	200,660
Park24 Co. Ltd.	34,200	683,886
Penta-Ocean Construction Co. Ltd.	101,800	382,803
Pigeon Corp.	38,100	1,009,250
Pilot Corp.	5,700	308,172
Pioneer Corp.[a]	120,400	232,409
Plenus Co. Ltd.	8,400	164,813
Pola Orbis Holdings Inc.	8,400	435,899
Premier Investment Corp.	96	533,467
Press Kogyo Co. Ltd.	54,000	240,963
Prima Meat Packers Ltd.	61,000	174,329
Proto Corp.	7,200	105,470
Raito Kogyo Co. Ltd.	21,900	173,487
Rakuten Inc.	281,600	4,933,353
Recruit Holdings Co. Ltd.	50,400	1,701,479
Relo Holdings Inc.	4,200	346,052
Rengo Co. Ltd.	67,000	293,933
Resona Holdings Inc.	777,200	4,167,538
Resorttrust Inc.	24,400	638,188
Ricoh Co. Ltd.	249,000	2,600,903
Ricoh Leasing Co. Ltd.	8,300	242,057
Riken Corp.	51,000	199,022
Ringer Hut Co. Ltd.	14,900	291,351
Rinnai Corp.	13,300	1,013,587
Riso Kagaku Corp.	12,200	201,957
Rohm Co. Ltd.	34,300	2,390,424
Rohto Pharmaceutical Co. Ltd.	32,900	473,967
Round One Corp.	27,400	145,849
Royal Holdings Co. Ltd.	12,800	235,742
Ryobi Ltd.	61,000	200,836
Ryohin Keikaku Co. Ltd.	8,100	1,292,128
Ryosan Co. Ltd.	12,200	291,569
Ryoyo Electro Corp.	17,200	200,501
Saizeriya Co. Ltd.	10,900	222,427
Sakai Chemical Industry Co. Ltd.	66,000	218,952
Sakata Seed Corp.	12,800	221,944
San-A Co. Ltd.	6,600	276,861
San-in Godo Bank Ltd. (The)	54,000	518,476
Sanden Holdings Corp.	45,000	210,955
Sangetsu Co. Ltd.	21,700	336,008
Sanken Electric Co. Ltd.	42,000	321,835
Sankyo Co. Ltd.	16,100	610,124
Sankyo Tateyama Inc.	11,400	213,577
Sankyu Inc.	85,000	400,602
Sanrio Co. Ltd.[b]	18,000	484,332
Santen Pharmaceutical Co. Ltd.	133,200	1,759,749
Sanwa Holdings Corp.	77,400	585,981
Sanyo Shokai Ltd.	64,000	166,859
Sanyo Special Steel Co. Ltd.	40,000	194,535
Sapporo Holdings Ltd.	116,000	454,617
Sato Holdings Corp.	9,800	227,578
Sawada Holdings Co. Ltd.	12,400	95,432
Sawai Pharmaceutical Co. Ltd.	11,600	663,023
SBI Holdings Inc./Japan	73,400	981,979
SCREEN Holdings Co. Ltd.	77,000	525,044
SCSK Corp.	18,500	542,617

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Secom Co. Ltd.	74,600	$5,293,751
Sega Sammy Holdings Inc.	66,400	930,499
Seibu Holdings Inc.[b]	43,200	1,254,450
Seikagaku Corp.	13,500	228,328
Seiko Epson Corp.	92,400	1,622,231
Seiko Holdings Corp.	52,000	277,664
Seino Holdings Co. Ltd.	52,600	605,689
Seiren Co. Ltd.	23,100	202,296
Sekisui Chemical Co. Ltd.	151,000	2,025,194
Sekisui House Ltd.	194,400	3,032,068
Sekisui House SI Residential Investment Corp.	385	427,563
Senko Co. Ltd.	36,000	228,027
Senshu Ikeda Holdings Inc.	102,800	456,144
Seria Co. Ltd.	7,500	240,035
Seven & I Holdings Co. Ltd.	265,600	11,485,585
Seven Bank Ltd.	217,900	1,178,084
Sharp Corp./Japan[a,b]	560,000	1,216,679
Shiga Bank Ltd. (The)	75,000	396,089
Shikoku Chemicals Corp.	22,000	193,031
Shikoku Electric Power Co. Inc.	64,400	876,103
Shima Seiki Manufacturing Ltd.	12,400	215,112
Shimachu Co. Ltd.	16,800	434,495
Shimadzu Corp.	88,000	1,035,381
Shimamura Co. Ltd.	7,700	769,550
Shimano Inc.	28,100	4,017,640
Shimizu Corp.	212,000	1,532,381
Shin-Etsu Chemical Co. Ltd.	145,700	8,954,822
Shinko Electric Industries Co. Ltd.	24,700	197,939
Shinko Plantech Co. Ltd.	21,800	165,773
ShinMaywa Industries Ltd.	37,000	385,552
Shinsei Bank Ltd.	596,000	1,225,169
Shionogi & Co. Ltd.	106,800	3,520,732
Ship Healthcare Holdings Inc.	15,500	379,502
Shiseido Co. Ltd.	128,200	2,316,642
Shizuoka Bank Ltd. (The)	189,000	2,091,050
Shizuoka Gas Co. Ltd.	41,600	271,493
SHO-BOND Holdings Co. Ltd.	8,400	370,619
Shochiku Co. Ltd.	40,000	343,277
Showa Corp.	19,200	203,600
Showa Denko KK	522,000	715,367
Showa Sangyo Co. Ltd.	45,000	183,881
Showa Shell Sekiyu KK	67,600	654,139
SIIX Corp.	6,400	170,603
Sintokogio Ltd.	28,000	235,147
SKY Perfect JSAT Holdings Inc.	67,900	425,545
SMC Corp./Japan	19,300	5,834,996
SoftBank Corp.	339,200	21,272,633
Sohgo Security Services Co. Ltd.	20,700	675,470
Sojitz Corp.	420,900	826,536
Sompo Japan Nipponkoa Holdings Inc.	119,900	3,937,553
Sony Corp.[a]	406,500	12,379,788
Sony Financial Holdings Inc.	64,600	1,166,007
Sosei Group Corp.[a,b]	6,100	168,467
Sotetsu Holdings Inc.	140,000	665,664
Square Enix Holdings Co. Ltd.	27,500	581,391
St. Marc Holdings Co. Ltd.	7,600	255,620
Stanley Electric Co. Ltd.	52,000	1,174,530
Star Micronics Co. Ltd.	16,100	263,557
Start Today Co. Ltd.	20,600	510,395
Sugi Holdings Co. Ltd.	13,500	658,812
Sumco Corp.	68,200	1,040,069
Sumitomo Bakelite Co. Ltd.	74,000	338,865
Sumitomo Chemical Co. Ltd.	530,000	2,989,471

Security	Shares	Value

Sumitomo Corp.	385,300	$4,567,127
Sumitomo Dainippon Pharma Co. Ltd.	56,900	641,415
Sumitomo Electric Industries Ltd.	265,900	3,772,860
Sumitomo Forestry Co. Ltd.	46,700	543,994
Sumitomo Heavy Industries Ltd.	199,000	1,247,180
Sumitomo Metal Mining Co. Ltd.	184,000	2,717,640
Sumitomo Mitsui Construction Co. Ltd.	281,100	392,276
Sumitomo Mitsui Financial Group Inc.	448,600	19,650,382
Sumitomo Mitsui Trust Holdings Inc.	1,174,000	5,202,408
Sumitomo Osaka Cement Co. Ltd.	145,000	473,761
Sumitomo Real Estate Sales Co. Ltd.	6,700	183,078
Sumitomo Realty & Development Co. Ltd.	128,000	4,965,121
Sumitomo Riko Co. Ltd.	13,400	116,454
Sumitomo Rubber Industries Ltd.	61,600	1,143,257
Sumitomo Warehouse Co. Ltd. (The)	48,000	272,349
Sundrug Co. Ltd.	12,200	612,702
Suntory Beverage & Food Ltd.	49,500	2,113,688
Suruga Bank Ltd.	66,500	1,474,814
Suzuken Co. Ltd./Aichi Japan	28,000	878,583
Suzuki Motor Corp.	129,800	4,211,152
Sysmex Corp.	52,600	2,918,559
T&D Holdings Inc.	208,200	3,017,656
T-Gaia Corp.	13,100	177,995
Tachi-S Co. Ltd.	12,900	198,453
Tadano Ltd.	40,000	581,265
Taiheiyo Cement Corp.	419,000	1,323,490
Taikisha Ltd.	11,900	319,700
Taisei Corp.	366,000	2,125,595
Taisho Pharmaceutical Holdings Co. Ltd.	11,000	772,123
Taiyo Holdings Co. Ltd.	7,500	259,150
Taiyo Nippon Sanso Corp.	54,200	702,467
Taiyo Yuden Co. Ltd.	38,100	564,798
Takara Holdings Inc.	61,300	458,457
Takasago Thermal Engineering Co. Ltd.	21,100	274,527
Takashimaya Co. Ltd.	98,000	917,189
Takata Corp.[b]	13,400	166,058
Takeda Pharmaceutical Co. Ltd.	278,700	14,339,065
Tamron Co. Ltd.	8,500	200,443
TDK Corp.	44,200	3,194,869
Teijin Ltd.	340,000	1,156,347
Tekken Corp.[b]	53,000	178,040
Temp Holdings Co. Ltd.	16,600	530,584
Terumo Corp.	108,500	2,801,579
THK Co. Ltd.	40,000	1,016,128
Toa Corp./Tokyo	97,000	171,029
Toagosei Co. Ltd.	85,000	378,583
Tobu Railway Co. Ltd.	354,000	1,689,095
TOC Co. Ltd.	24,200	185,236
Tocalo Co. Ltd.	11,200	221,248
Tochigi Bank Ltd. (The)	44,000	237,888
Toda Corp.	73,000	301,955
Toho Bank Ltd. (The)	79,000	334,695
Toho Co. Ltd./Tokyo	41,700	1,038,754
Toho Gas Co. Ltd.	159,000	965,931
Toho Holdings Co. Ltd.	17,800	310,425
Toho Titanium Co. Ltd.[a]	14,800	126,394
Toho Zinc Co. Ltd.	57,000	220,531
Tohoku Electric Power Co. Inc.	162,200	2,042,579
Tokai Carbon Co. Ltd.	81,000	238,255
Tokai Corp./Gifu	3,900	130,684
TOKAI Holdings Corp.	42,000	178,290
Tokai Rika Co. Ltd.	19,900	487,897
Tokai Tokyo Financial Holdings Inc.	81,400	629,869

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Token Corp.	4,110	$207,784
Tokio Marine Holdings Inc.	246,700	10,103,424
TOKO Inc.	40,000	118,660
Tokuyama Corp.	118,000	264,260
Tokyo Broadcasting System Holdings Inc.	11,500	151,930
Tokyo Dome Corp.	68,000	290,933
Tokyo Electric Power Co. Inc.[a]	526,400	2,155,394
Tokyo Electron Ltd.	61,000	3,364,252
Tokyo Gas Co. Ltd.	836,000	4,837,720
Tokyo Ohka Kogyo Co. Ltd.	15,900	494,924
Tokyo Seimitsu Co. Ltd.	14,300	309,971
Tokyo Steel Manufacturing Co. Ltd.	38,600	269,010
Tokyo Tatemono Co. Ltd.	149,000	1,086,964
Tokyo TY Financial Group Inc.	10,400	298,086
Tokyotokeiba Co. Ltd.[b]	72,000	176,886
Tokyu Corp.	395,000	2,637,294
Tokyu Fudosan Holdings Corp.	171,100	1,275,351
TOKYU REIT Inc.	356	479,248
TOMONY Holdings Inc.	53,500	254,379
Tomy Co. Ltd.	23,800	144,984
TonenGeneral Sekiyu KK	99,000	950,539
Top REIT Inc.	73	314,766
Topcon Corp.	28,100	730,267
Toppan Forms Co. Ltd.	16,700	201,650
Toppan Printing Co. Ltd.	186,000	1,565,154
Topre Corp.	14,400	232,840
TOPY Industries Ltd.	83,000	199,749
Toray Industries Inc.	523,000	4,551,721
Torii Pharmaceutical Co. Ltd.	6,000	159,438
Toshiba Corp.	1,426,000	5,734,029
Toshiba Machine Co. Ltd.	42,000	187,415
Toshiba TEC Corp.	48,000	266,734
Tosoh Corp.	187,000	1,006,334
Totetsu Kogyo Co. Ltd.	11,000	248,458
TOTO Ltd.	102,000	1,448,985
Towa Bank Ltd. (The)	263,000	228,562
Toyo Corp./Chuo-ku	22,900	215,471
Toyo Engineering Corp.	54,000	152,519
Toyo Ink SC Holdings Co. Ltd.	62,000	295,830
Toyo Seikan Group Holdings Ltd.	57,300	910,709
Toyo Suisan Kaisha Ltd.	31,800	1,113,412
Toyo Tanso Co. Ltd.	5,900	111,670
Toyo Tire & Rubber Co. Ltd.	32,400	620,817
Toyobo Co. Ltd.	323,000	493,933
Toyoda Gosei Co. Ltd.	23,600	548,438
Toyota Boshoku Corp.	23,200	344,888
Toyota Industries Corp.	57,700	3,288,326
Toyota Motor Corp.	965,000	67,397,593
Toyota Tsusho Corp.	74,400	1,921,083
TPR Co. Ltd.	8,200	216,529
Transcosmos Inc.	10,400	251,853
Trend Micro Inc./Japan	37,800	1,284,006
Trusco Nakayama Corp.	8,100	273,452
TS Tech Co. Ltd.	18,200	543,704
TSI Holdings Co. Ltd.	30,200	206,936
Tsubakimoto Chain Co.	53,000	435,356
Tsukuba Bank Ltd.	69,800	239,724
Tsumura & Co.	22,400	525,044
Tsuruha Holdings Inc.	12,700	925,412
TV Asahi Holdings Corp.	7,800	144,437
UACJ Corp.	88,000	256,639
Ube Industries Ltd.	368,000	611,950
ULVAC Inc.[a]	14,800	253,036

Security	Shares	Value

Unicharm Corp.	132,600	$3,341,870
Unipres Corp.	13,600	281,160
United Arrows Ltd.	8,500	261,741
United Super Markets Holdings Inc.[a]	22,000	190,089
United Urban Investment Corp.	880	1,399,382
Unitika Ltd.[a]	342,000	171,472
UNY Group Holdings Co. Ltd.	68,700	388,651
Ushio Inc.	41,000	539,952
USS Co. Ltd.	77,800	1,375,656
Valor Co. Ltd.	13,600	290,592
Vital KSK Holdings Inc.	14,200	105,132
VT Holdings Co. Ltd.	35,600	178,788
Wacoal Holdings Corp.	38,000	423,281
WATAMI Co. Ltd.[a,b]	16,900	166,500
Weathernews Inc.	6,100	179,937
Welcia Holdings Co. Ltd.	6,100	266,591
West Japan Railway Co.	58,100	3,224,217
Xebio Co. Ltd.	10,000	175,900
Yahoo Japan Corp.	524,800	2,153,228
Yakult Honsha Co. Ltd.	31,600	1,988,368
Yamada Denki Co. Ltd.	307,400	1,261,247
Yamagata Bank Ltd. (The)	63,000	281,123
Yamaguchi Financial Group Inc.	76,000	953,890
Yamaha Corp.	60,200	1,096,146
Yamaha Motor Co. Ltd.	93,600	2,214,269
Yamanashi Chuo Bank Ltd. (The)	62,000	289,613
Yamato Holdings Co. Ltd.	124,700	2,802,025
Yamato Kogyo Co. Ltd.	14,200	335,925
Yamazaki Baking Co. Ltd.	39,000	696,440
Yamazen Corp.	26,500	236,722
Yaoko Co. Ltd.	6,200	220,448
Yaskawa Electric Corp.	83,100	1,152,720
Yellow Hat Ltd.	7,100	157,165
Yodogawa Steel Works Ltd.	40,000	162,447
Yokogawa Electric Corp.	79,500	931,386
Yokohama Reito Co. Ltd.	31,300	222,320
Yokohama Rubber Co. Ltd. (The)	73,000	786,304
Yondoshi Holdings Inc.	8,400	185,029
Yoshinoya Holdings Co. Ltd.	25,600	292,217
Yuasa Trading Co. Ltd.	12,100	267,743
Zenkoku Hosho Co. Ltd.	18,400	681,140
Zenrin Co. Ltd.	15,400	189,814
Zensho Holdings Co. Ltd.[a,b]	35,700	334,715
Zeon Corp.	61,000	549,494

		1,261,831,416
NETHERLANDS — 2.66%
Aalberts Industries NV	36,535	1,132,995
Accell Group	10,205	190,682
Aegon NV	636,884	5,042,010
Akzo Nobel NV	86,233	6,611,314
Altice SAa	30,898	3,267,695
Amsterdam Commodities NV	6,842	193,970
Arcadis NV	21,362	677,063
ASM International NV	17,203	836,710
ASML Holding NV	123,971	13,434,536
BE Semiconductor Industries NV	11,944	341,288
BinckBank NV	28,086	281,924
Boskalis Westminster NV	30,912	1,610,687
Brunel International NV	9,233	189,384
Corbion NV	22,771	520,910
Delta Lloyd NV	76,119	1,438,502

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Eurocommercial Properties NV	14,593	$666,842
Euronext NVa,c	23,166	972,931
Fiat Chrysler Automobiles NVa,b	318,980	4,771,731
Fugro NV CVA[b]	25,550	735,649
Gemalto NVb	28,048	2,611,765
Grontmij NVa	35,349	156,659
Heineken Holding NV	35,428	2,470,856
Heineken NV	81,613	6,434,523
IMCD Group NVa	10,269	383,814
ING Groep NV CVA[a]	1,358,222	20,995,376
Koninklijke Ahold NV	311,123	6,031,279
Koninklijke BAM Groep NVa	81,370	341,101
Koninklijke DSM NV	60,124	3,432,600
Koninklijke KPN NV	1,140,851	4,230,161
Koninklijke Philips NV	329,288	9,466,275
Koninklijke Ten Cate NV	10,230	238,206
Koninklijke Vopak NV	25,020	1,313,214
NN Group NVa	53,726	1,565,871
NSI NV	48,378	226,977
OCI NVa	30,006	894,546
PostNL NVa	159,465	798,201
Randstad Holding NV	45,487	2,716,725
Reed Elsevier NV	249,630	6,023,832
Royal Imtech NVa,b	38,338	205,648
SBM Offshore NVa,b	67,221	869,998
SNS REAAL NVa,b	3,991	—
TKH Group NV	13,735	510,050
TNT Express NV	154,995	1,323,439
TomTom NVa,b	39,008	347,061
Unilever NV CVA	574,443	25,145,829
USG People NV	27,143	369,391
VastNed Retail NV	6,608	322,433
Wereldhave NV	11,818	757,745
Wolters Kluwer NV	107,877	3,495,895

		146,596,293
NEW ZEALAND — 0.25%
Air New Zealand Ltd.	198,375	407,789
Argosy Property Ltd.	207,119	178,978
Auckland International Airport Ltd.	344,905	1,210,556
Chorus Ltd.[a]	149,663	347,535
Contact Energy Ltd.	141,262	610,883
Fisher & Paykel Healthcare Corp. Ltd.	209,126	1,034,918
Fletcher Building Ltd.	255,905	1,619,065
Freightways Ltd.	53,758	250,074
Genesis Energy Ltd.	207,016	307,343
Goodman Property Trust	312,119	280,405
Infratil Ltd.	188,147	446,927
Kathmandu Holdings Ltd.	89,722	97,683
Kiwi Property Group Ltd.	259,695	256,046
Meridian Energy Ltd.	453,762	694,398
Meridian Energy Ltd. New	39,100	74,720
Metlifecare Ltd.	46,518	172,124
Mighty River Power Ltd.	269,693	618,046
Nuplex Industries Ltd.	75,162	192,275
Precinct Properties New Zealand Ltd.	289,796	254,835
Ryman Healthcare Ltd.	138,887	861,794
Sky Network Television Ltd.	146,078	699,552
SKYCITY Entertainment Group Ltd.	212,448	679,339
Spark New Zealand Ltd.	666,403	1,506,877
Trade Me Group Ltd.	158,826	461,923
Warehouse Group Ltd. (The)	32,117	67,488

Security	Shares	Value

Xero Ltd.[a]	24,794	$375,651
Z Energy Ltd.	80,582	295,712

		14,002,936
NORWAY — 0.81%
Akastor ASA[a,b]	52,983	103,357
Aker ASA Class A	12,523	281,686
Aker Solutions ASA	57,008	347,094
Archer Ltd.[a,b]	214,354	79,364
Atea ASA	33,093	368,896
Austevoll Seafood ASA	40,234	233,860
Bakkafrost P/F	16,386	384,888
BW LPG Ltd.[b,c]	28,538	252,413
BW Offshore Ltd.	142,246	105,710
Det Norske Oljeselskap ASA[a,b]	37,518	273,587
DNB ASA	343,662	6,111,168
DNO ASA[a,b]	245,945	461,830
Fred Olsen Energy ASA[b]	17,242	154,447
Gjensidige Forsikring ASA	73,426	1,277,440
Golden Ocean Group Ltd.[a,b]	34,152	167,916
Hoegh LNG Holdings Ltd.	19,245	259,222
Kvaerner ASA	142,908	111,891
Leroy Seafood Group ASA	9,099	301,871
Marine Harvest ASA[a]	112,170	1,370,214
Nordic Semiconductor ASA[a]	43,945	335,324
Norsk Hydro ASA	475,630	2,246,390
Norwegian Air Shuttle ASA[a,b]	10,482	439,561
Norwegian Property ASA[a]	136,751	184,198
Opera Software ASA[b]	50,784	494,665
Orkla ASA	280,631	2,200,954
Petroleum Geo-Services ASA[b]	81,913	542,210
Prosafe SE	94,059	334,521
REC Silicon ASA[a,b]	815,743	228,415
Salmar ASA	21,760	353,739
Schibsted ASA	27,224	1,695,471
Seadrill Ltd.[b]	143,039	1,811,834
Songa Offshore[a,b]	331,895	74,435
SpareBank 1 SMN	44,644	398,422
Statoil ASA	394,571	8,325,498
Stolt-Nielsen Ltd.[b]	12,923	240,950
Storebrand ASA[a]	167,813	593,709
Subsea 7 SA	96,946	1,076,177
Telenor ASA	264,465	5,976,828
TGS Nopec Geophysical Co. ASA	36,513	927,422
Thin Film Electronics ASA[a,b]	153,837	125,552
Yara International ASA	63,483	3,255,236

		44,508,365
PORTUGAL — 0.19%
Altri SGPS SA	42,961	183,943
Banco BPI SA Registered[a,b,d]	144,939	237,121
Banco Comercial Portugues SA Registered[a]	12,657,387	1,263,726
BANIF — Banco Internacional do Funchal SAa,b	16,289,569	122,297
CTT-Correios de Portugal SA	52,282	590,240
EDP — Energias de Portugal SA	785,406	3,143,669
Galp Energia SGPS SA	137,610	1,879,684
Jeronimo Martins SGPS SAb	90,405	1,319,476
NOS SGPS SA	67,053	488,385
Portucel SA	59,746	292,631
Portugal Telecom SGPS SA Registered[b]	198,164	127,236
REN — Redes Energeticas Nacionais SGPS SA	69,376	216,892

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Semapa-Sociedade de Investimento e Gestao	21,835	$312,936
Sonae SGPS SA	272,391	379,093

		10,557,329
SINGAPORE — 1.58%
Accordia Golf Trust[a]	374,000	228,712
AIMS AMP Capital Industrial REIT	228,675	264,145
ARA Asset Management Ltd.[b]	345,100	450,736
Ascendas India Trust	436,000	294,606
Ascendas REIT	728,800	1,359,055
Ascott Residence Trust[b]	291,800	280,884
Asian Pay Television Trust	550,700	374,187
Biosensors International Group Ltd.[a,b]	473,100	294,672
Boustead Projects Pte Ltd.[a,b]	26,400	20,828
Boustead Singapore Ltd.[b]	91,200	97,428
Cache Logistics Trust	381,800	340,134
Cambridge Industrial Trust[b]	575,600	304,194
CapitaCommercial Trust	740,900	948,115
CapitaLand Ltd.	908,000	2,529,553
CapitaMall Trust	854,300	1,412,493
CapitaRetail China Trust	252,820	331,164
CDL Hospitality Trusts	236,000	305,568
Chip Eng Seng Corp. Ltd.[b]	290,100	194,926
City Developments Ltd.	139,800	1,126,168
ComfortDelGro Corp. Ltd.	737,000	1,708,195
COSCO Corp. Singapore Ltd.[b]	376,900	172,152
CWT Ltd.[b]	135,100	195,834
DBS Group Holdings Ltd.[b]	612,600	9,754,055
Ezion Holdings Ltd.[b]	452,540	411,695
Ezra Holdings Ltd.[a,b]	308,580	102,507
First REIT	277,600	303,892
First Resources Ltd.[b]	198,400	266,620
Frasers Centrepoint Trust[b]	233,500	364,913
Frasers Commercial Trust	256,700	292,641
Genting Singapore PLC	2,183,900	1,690,006
Global Logistic Properties Ltd.	1,126,400	2,338,606
GMG Global Ltd.[b]	2,357,200	131,692
Golden Agri-Resources Ltd.	2,483,100	787,363
GuocoLeisure Ltd.	182,400	126,691
Ho Bee Land Ltd.	67,700	118,579
Hong Leong Asia Ltd.[b]	65,600	65,870
Hutchison Port Holdings Trust	1,939,700	1,309,297
Hyflux Ltd.[b]	307,100	223,737
Indofood Agri Resources Ltd.[b]	185,400	102,180
Jardine Cycle & Carriage Ltd.	38,700	1,180,678
Kenon Holdings Ltd.[a]	10,407	225,227
Keppel Corp. Ltd.	514,300	3,385,826
Keppel REIT[b]	556,680	516,943
KrisEnergy Ltd.[a,b]	98,700	39,493
Lippo Malls Indonesia Retail Trust	1,092,400	296,904
M1 Ltd./Singapore[b]	144,000	387,030
Mapletree Commercial Trust	470,100	546,566
Mapletree Greater China Commercial Trust	692,400	554,108
Mapletree Industrial Trust	373,400	453,870
Mapletree Logistics Trust	503,500	467,559
Midas Holdings Ltd.[b]	597,600	175,957
Neptune Orient Lines Ltd./Singapore[a,b]	329,100	282,004
Noble Group Ltd.	1,592,800	1,040,181
OSIM International Ltd.[b]	95,700	146,669
OUE Hospitality Trust[b]	331,800	244,238
OUE Ltd.	44,300	73,914
Oversea-Chinese Banking Corp. Ltd.[b]	1,057,100	8,523,520

Security	Shares	Value

Parkway Life REIT[b]	150,800	$278,932
Perennial Real Estate Holdings Ltd.[a,b]	221,264	181,248
Raffles Education Corp. Ltd.	496,500	119,950
Raffles Medical Group Ltd.[b]	112,800	343,199
Sabana Shari’ah Compliant Industrial REIT[b]	366,100	239,082
SATS Ltd.	232,000	558,741
SembCorp Industries Ltd.	345,700	1,179,694
Sembcorp Marine Ltd[b]	311,500	698,467
Singapore Airlines Ltd.	187,000	1,722,396
Singapore Exchange Ltd.	310,100	1,994,679
Singapore Post Ltd.[b]	547,200	789,062
Singapore Press Holdings Ltd.[b]	332,400	1,051,494
Singapore Technologies Engineering Ltd.	561,700	1,535,128
Singapore Telecommunications Ltd.	2,828,500	9,460,009
SMRT Corp. Ltd.[b]	310,800	395,378
Soilbuild Business Space REIT[b]	490,700	307,486
Starhill Global REIT	488,800	322,902
StarHub Ltd.	211,800	676,391
Suntec REIT	817,100	1,091,893
Super Group Ltd./Singapore[b]	197,900	222,620
Tat Hong Holdings Ltd.[b]	136,400	64,361
Tiger Airways Holdings Ltd.[a,b]	565,989	149,557
United Engineers Ltd.[b]	141,400	282,896
United Overseas Bank Ltd.	455,000	8,412,631
UOL Group Ltd.[b]	163,500	985,036
Vard Holdings Ltd.[a,b]	310,300	149,932
Venture Corp. Ltd.[b]	92,300	588,830
Wheelock Properties Singapore Ltd.	51,000	73,927
Wilmar International Ltd.	654,900	1,611,849
Wing Tai Holdings Ltd.	147,300	217,967
Yangzijiang Shipbuilding Holdings Ltd.[b]	666,800	737,505
Yanlord Land Group Ltd.[b]	188,400	171,396
Ying Li International Real Estate Ltd.[a,b]	938,000	180,582

		86,960,000
SPAIN — 3.37%
Abengoa SA Class B	184,060	597,914
Abertis Infraestructuras SA	152,092	2,806,075
Acciona SAa	10,349	785,088
Acerinox SA	46,206	676,196
ACS Actividades de Construccion y Servicios SA	66,104	2,335,146
Aena SAa,c	21,629	2,033,674
Almirall SAa	24,805	466,960
Amadeus IT Holding SA Class A	160,624	7,348,877
Applus Services SAa	35,269	426,230
Atresmedia Corp. de Medios de Comunicacion SAb	29,017	470,167
Axia Real Estate SOCIMI SAa	20,271	270,986
Banco Bilbao Vizcaya Argentaria SA	2,246,334	22,654,164
Banco de Sabadell SA	1,560,940	4,192,619
Banco Popular Espanol SA	643,258	3,364,707
Banco Santander SA	4,975,207	37,664,481
Bankia SAa	1,688,812	2,359,820
Bankinter SA	254,193	1,929,479
Bolsas y Mercados Espanoles SHMSF SA	1,895	84,991
CaixaBank SA	823,464	4,139,378
Cia. de Distribucion Integral Logista Holdings SAU[a]	16,834	359,347
Construcciones y Auxiliar de Ferrocarriles SAb	918	319,606
Corp Financiera Alba SA	6,599	336,006
Distribuidora Internacional de Alimentacion SA	233,592	1,878,329
Duro Felguera SA	54,305	219,065
Ebro Foods SA	32,577	631,157
Enagas SA	12,699	391,535

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Ence Energia y Celulosa SA	67,988	$244,931
Endesa SA	104,894	2,084,553
Faes Farma SAb	152,244	393,226
Faes Farma SA New[b]	2,689	6,945
Ferrovial SA	153,187	3,484,570
Fomento de Construcciones y Contratas SAa	49,063	630,592
Gamesa Corp. Tecnologica SAa	91,540	1,232,953
Gas Natural SDG SA	133,414	3,282,207
Grifols SA	55,333	2,358,919
Grupo Catalana Occidente SAb	19,309	621,190
Hispania Activos Inmobiliarios SAU[a]	28,203	401,356
Iberdrola SA	1,872,734	12,542,686
Inditex SA	388,852	12,494,502
Indra Sistemas SAb	43,698	517,079
Inmobiliaria Colonial SAa	761,280	522,068
International Consolidated Airlines Group SAa	296,997	2,489,344
Jazztel PLC[a]	81,547	1,176,942
Liberbank SAa,b	614,249	531,365
Mapfre SA	378,042	1,407,249
Mediaset Espana Comunicacion SAa	77,925	1,057,868
Melia Hotels International SA	26,692	333,344
Merlin Properties SOCIMI SAa	52,762	719,816
NH Hotel Group SAa,b	81,754	477,285
Obrascon Huarte Lain SAb	16,631	386,881
Pescanova SAa	498	—
Promotora de Informaciones SAa	722,997	238,995
Prosegur Cia. de Seguridad SA	115,199	664,794
Red Electrica Corp. SA	7,050	592,570
Repsol SA	372,600	7,688,573
Sacyr SAa,b	133,824	604,175
Tecnicas Reunidas SAb	12,256	570,763
Telefonica SA	1,584,744	24,221,703
Tubacex SA	51,597	174,607
Tubos Reunidos SAb	105,116	197,294
Viscofan SA	17,494	1,112,465
Zardoya Otis SA	73,605	949,323
Zeltia SAa,b	90,578	419,691

		185,574,821
SWEDEN — 3.11%
AAK AB	10,604	670,500
AF AB Class B	26,267	357,027
Alfa Laval AB	111,760	2,085,207
Arcam ABa	7,911	123,160
Assa Abloy AB Class B	120,044	6,970,886
Atlas Copco AB Class A	235,214	7,337,806
Atlas Copco AB Class B	142,007	3,952,221
Avanza Bank Holding AB	8,981	386,113
Axfood AB	26,532	417,504
Betsson ABa	13,570	567,641
Bilia AB Class A	7,343	261,171
BillerudKorsnas AB	63,689	1,102,879
BioGaia AB Class B	8,314	227,007
Boliden AB	99,009	2,156,764
Castellum AB	54,438	848,806
Clas Ohlson AB Class B	13,855	237,267
Com Hem Holding ABa	39,880	334,309
Duni AB	14,388	220,549
Electrolux AB Class B	85,956	2,576,513
Elekta AB Class Bb	132,353	1,236,300
Fabege AB	49,144	749,194
Fastighets AB Balder Class Ba,b	29,094	518,792

Security	Shares	Value

Fingerprint Cards ABa,b	24,792	$181,108
Getinge AB Class B	70,855	1,724,208
Hemfosa Fastigheter ABa	24,529	566,934
Hennes & Mauritz AB Class B	335,670	13,357,900
Hexagon AB Class B	90,465	3,356,273
Hexpol AB	9,208	985,821
HIQ International ABa	42,089	213,712
Holmen AB Class B	15,823	522,990
Hufvudstaden AB Class A	38,393	531,043
Husqvarna AB Class B	144,233	1,068,316
ICA Gruppen AB	26,700	990,257
Industrial & Financial Systems Class B	7,470	257,637
Industrivarden AB Class C	60,163	1,252,203
Indutrade AB	12,678	619,450
Intrum Justitia AB	29,933	942,402
Investment AB Kinnevik Class B	84,239	2,905,367
Investor AB Class B	163,489	6,660,674
JM AB	29,000	863,018
Klovern AB Class A	15,433	17,281
Klovern AB Class B	179,226	198,535
Kungsleden AB	62,891	457,541
L E Lundbergforetagen AB Class B	14,588	685,345
Lindab International AB	23,662	206,573
Loomis AB Class B	21,755	695,610
Lundin Petroleum ABa,b	78,190	1,264,097
Meda AB Class A	88,525	1,487,370
Medivir AB Class Ba,b	13,845	150,879
Mekonomen AB	10,487	260,594
Millicom International Cellular SA SDR	23,689	1,846,814
Modern Times Group MTG AB Class B	22,046	732,636
NCC AB Class B	31,093	1,019,510
Net Entertainment NE AB Class Ba	12,259	460,978
Nibe Industrier AB Class B	30,787	819,969
Nobia AB	44,305	478,315
Nordea Bank AB	1,070,421	13,613,646
Nordnet AB Class B	45,817	209,048
Oriflame Cosmetics SA SDR[b]	19,464	335,886
Peab AB	64,788	546,990
Qliro Group ABa,b	62,497	116,008
Ratos AB Class B	75,480	513,875
Rezidor Hotel Group AB	38,961	165,636
Saab AB	23,615	611,136
Sandvik AB	379,251	4,768,825
Securitas AB Class B	110,491	1,651,341
Skandinaviska Enskilda Banken AB Class A	534,280	6,769,396
Skanska AB Class B	136,936	3,050,183
SKF AB Class B	143,001	3,493,531
SSAB AB Class Aa,b	105,057	635,348
SSAB AB Class Ba	38,985	202,573
Svenska Cellulosa AB SCA Class B	206,198	5,220,171
Svenska Handelsbanken AB Class A	176,375	8,140,368
Swedbank AB Class A	317,184	7,384,190
Swedish Match AB	71,664	2,203,897
Swedish Orphan Biovitrum ABa	60,727	974,500
Tele2 AB Class B	115,059	1,534,974
Telefonaktiebolaget LM Ericsson Class B	1,077,718	11,802,776
TeliaSonera AB	911,160	5,674,052
Trelleborg AB Class B	86,869	1,699,856
Unibet Group PLC SDR	10,180	595,536
Volvo AB Class B	544,728	7,488,881
Wallenstam AB Class B	30,806	518,700
Wihlborgs Fastigheter AB	26,599	514,438

		171,554,737

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

SWITZERLAND — 8.49%
ABB Ltd. Registered[a]	769,334	$16,899,236
Actelion Ltd. Registered[a]	36,401	4,817,722
Adecco SA Registered	59,280	4,853,000
AFG Arbonia-Forster Holding AG Registered[a]	9,372	199,564
Allreal Holding AG Registered[a]	4,566	653,539
Aryzta AGa	30,320	2,048,517
Ascom Holding AG Registered	20,934	373,143
Baloise Holding AG Registered	16,461	2,148,768
Banque Cantonale Vaudoise Registered	784	461,078
Barry Callebaut AG Registered[a]	722	874,661
Basilea Pharmaceutica Registered[a]	4,030	482,189
BKW AG	5,936	232,840
Bossard Holding AGa	2,862	342,133
Bucher Industries AG Registered	2,489	626,434
Burckhardt Compression Holding AG	1,199	523,419
Cembra Money Bank AGa	8,446	561,174
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	328	1,799,466
Chocoladefabriken Lindt & Sprungli AG Registered	36	2,315,658
Cie. Financiere Richemont SA Class A Registered	183,858	16,415,542
Clariant AG Registered[a]	103,476	2,275,169
Cosmo Pharmaceuticals SAa	1,830	308,028
Credit Suisse Group AG Registered[a]	540,142	14,297,707
Daetwyler Holding AG Bearer	2,886	409,381
Dufry AG Registered[a]	10,217	1,509,268
EFG International AGa	26,330	387,826
Emmi AGa	935	309,621
EMS-Chemie Holding AG Registered	2,859	1,202,312
Flughafen Zuerich AG Registered	1,302	1,013,778
Forbo Holding AG Registered[a]	456	554,851
Galenica AG Registered	1,540	1,441,541
GAM Holding AGa	61,312	1,390,629
Gategroup Holding AGa	10,955	382,355
Geberit AG Registered	13,133	4,672,034
Georg Fischer AG Registered	1,450	1,026,871
Givaudan SA Registered[a]	3,180	5,980,532
Helvetia Holding AG Registered	2,209	1,256,694
Holcim Ltd. Registered[a]	79,350	6,402,882
Huber & Suhner AG Registered	5,942	274,617
Implenia AG Registered	6,430	439,579
Inficon Holding AG Registered[a]	922	348,616
Intershop Holdings AG	619	264,276
Julius Baer Group Ltd.[a]	79,677	4,199,435
Kaba Holding AG Class Ba	1,184	778,465
Komax Holding AG Registered[a]	2,300	421,998
Kudelski SA Bearer	18,361	275,346
Kuehne + Nagel International AG Registered	18,092	2,715,055
Kuoni Reisen Holding AG Class B Registered[a]	1,307	438,038
Leonteq AGa	2,946	505,622
Logitech International SA Registered	56,593	854,724
Lonza Group AG Registered[a]	18,562	2,636,997
Meyer Burger Technology AGa,b	38,091	261,014
Mobilezone Holding AG	19,531	306,442
Mobimo Holding AG Registered[a]	2,335	519,886
Nestle SA Registered	1,135,858	88,380,882
Novartis AG Registered	811,159	83,678,640
OC Oerlikon Corp. AG Registered[a]	69,043	906,424
Orascom Development Holding AGa,b	5,655	86,916
Panalpina Welttransport Holding AG Registered	4,918	686,074
Pargesa Holding SA Bearer	10,087	734,804
Partners Group Holding AG	6,355	1,997,596
PSP Swiss Property AG Registered[a]	14,035	1,306,278

Security	Shares	Value

Rieter Holding AG Registered[a]	1,854	$306,724
Roche Holding AG	247,815	71,257,723
Schindler Holding AG Participation Certificates	15,931	2,707,029
Schindler Holding AG Registered	6,420	1,069,657
Schmolz + Bickenbach AG Registered[a]	237,339	227,991
Schweiter Technologies AG Bearer	353	306,506
SFS Group AGa	5,680	433,472
SGS SA Registered	1,906	3,702,551
Siegfried Holding AG Registered[a]	1,941	329,404
Sika AG Bearer	763	2,627,215
Sonova Holding AG Registered	19,095	2,645,460
St Galler Kantonalbank AG Registered	812	308,324
Straumann Holding AG Registered	3,802	1,079,445
Sulzer AG Registered	8,416	944,992
Swatch Group AG (The) Bearer	10,776	4,835,340
Swatch Group AG (The) Registered	17,236	1,520,499
Swiss Life Holding AG Registered[a]	11,013	2,617,777
Swiss Prime Site AG Registered[a]	18,162	1,593,464
Swiss Re AG	122,312	10,848,679
Swisscom AG Registered	8,030	4,773,946
Swissquote Group Holding SA Registered	7,702	246,622
Syngenta AG Registered	32,455	10,891,079
Tecan Group AG Registered	4,231	561,333
Temenos Group AG Registered[a]	22,490	818,560
Transocean Ltd.[b]	125,882	2,247,845
U-Blox AGa	2,356	446,104
UBS Group AGa	1,292,835	26,025,049
Valiant Holding AG Registered	5,872	527,408
Valora Holding AG Registered[a]	1,325	295,859
Vetropack Holding AG Bearer	75	128,082
Vontobel Holding AG Registered	10,987	487,842
Zehnder Group AG RG	6,397	301,790
Zurich Insurance Group AGa	52,499	16,227,677

		467,808,734
UNITED KINGDOM — 20.35%
3i Group PLC	342,265	2,664,067
888 Holdings PLC	79,966	196,928
Abcam PLC	76,225	615,564
Aberdeen Asset Management PLC	329,963	2,409,092
Admiral Group PLC	67,923	1,626,251
Advanced Medical Solutions Group PLC	110,652	241,038
Aggreko PLC	89,640	2,274,323
Al Noor Hospitals Group PLC	16,381	226,058
Alent PLC	81,770	452,627
Allied Minds PLC[a,b]	66,231	664,627
Amec Foster Wheeler PLC	133,241	1,879,679
Amerisur Resources PLC[a]	325,489	170,066
Amlin PLC	178,090	1,255,643
Anglo American PLC	490,036	8,321,343
Anglo Pacific Group PLC	81,229	118,587
Antofagasta PLC	135,976	1,633,031
ARM Holdings PLC	495,533	8,483,224
Ashmore Group PLC	142,003	674,746
Ashtead Group PLC	177,676	3,074,471
ASOS PLC[a,b]	19,211	1,109,751
Associated British Foods PLC	125,715	5,519,510
AstraZeneca PLC	445,258	30,767,308
Avanti Communications Group PLC[a]	47,552	171,910
AVEVA Group PLC	23,177	602,288
Aviva PLC	1,409,918	11,418,463
Babcock International Group PLC	87,953	1,363,782

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

BAE Systems PLC	1,107,780	$8,648,094
Balfour Beatty PLC	250,811	935,062
Bank of Georgia Holdings PLC	15,005	414,138
Barclays PLC	5,786,641	22,702,858
Barratt Developments PLC	346,483	2,766,118
BBA Aviation PLC	162,824	859,004
Beazley PLC	188,121	815,248
Bellway PLC	42,929	1,314,145
Berendsen PLC	61,108	974,762
Berkeley Group Holdings PLC	44,838	1,735,712
Betfair Group PLC	25,312	907,106
BG Group PLC	1,205,425	21,905,064
BHP Billiton PLC	744,642	17,862,967
Big Yellow Group PLC	59,881	614,708
Bodycote PLC	70,756	748,092
boohoo.com PLC[a,b]	278,897	118,935
Booker Group PLC	533,856	1,187,944
Bovis Homes Group PLC	50,028	716,911
BP PLC	6,415,808	46,349,471
Brewin Dolphin Holdings PLC	117,984	615,373
Brit PLC[c]	44,825	192,258
British American Tobacco PLC	656,958	36,269,165
British Land Co. PLC (The)	325,751	4,167,477
Britvic PLC	88,772	991,776
BT Group PLC	2,864,715	20,063,712
BTG PLC[a]	134,093	1,487,807
Bunzl PLC	113,155	3,197,854
Burberry Group PLC	154,167	4,131,817
Bwin.Party Digital Entertainment PLC	297,465	382,389
Cable & Wireless Communications PLC	988,365	1,023,718
Cairn Energy PLC[a]	205,882	564,438
Cape PLC	62,856	255,974
Capita PLC	228,842	4,023,138
Capital & Counties Properties PLC	259,658	1,576,166
Card Factory PLC	77,504	377,561
Carillion PLC	151,225	758,537
Carnival PLC	64,268	2,952,051
Centamin PLC	414,304	404,293
Centrica PLC	1,769,797	6,946,204
Chemring Group PLC	91,465	302,201
Chesnara PLC	60,724	298,616
Cineworld Group PLC	78,039	585,960
Clinigen Healthcare Ltd.[a]	28,041	259,629
Close Brothers Group PLC	55,402	1,302,627
Cobham PLC	395,528	1,805,248
Coca-Cola HBC AGa	71,293	1,510,826
COLT Group SAa	135,054	309,241
Compass Group PLC	579,757	10,308,193
Crest Nicholson Holdings PLC	84,121	579,918
Croda International PLC	47,444	2,066,986
CSR PLC	60,629	819,910
Daily Mail & General Trust PLC Class A NVS	100,000	1,380,001
Dairy Crest Group PLC	58,182	408,698
Dart Group PLC	45,635	271,401
DCC PLC	29,074	1,858,219
De La Rue PLC	36,631	309,328
Debenhams PLC	453,203	625,073
Derwent London PLC	32,672	1,727,179
Devro PLC	69,912	314,254
Diageo PLC	883,145	24,585,188
Dialight PLC	17,351	186,249
Dignity PLC	19,998	623,858
Diploma PLC	46,655	569,992

Security	Shares	Value

Direct Line Insurance Group PLC	520,015	$2,550,033
Dixons Carphone PLC	343,765	2,241,495
Domino Printing Sciences PLC	42,887	603,045
Domino’s Pizza Group PLC	61,889	750,877
Drax Group PLC	144,924	891,516
DS Smith PLC	331,275	1,780,786
Dunelm Group PLC	35,488	491,371
easyJet PLC	57,187	1,593,303
Electrocomponents PLC	159,468	593,541
Elementis PLC	167,563	784,095
EnQuest PLC[a]	319,813	258,023
Enterprise Inns PLC[a]	199,416	358,549
Entertainment One Ltd.	82,641	400,045
Essentra PLC	90,730	1,339,916
esure Group PLC	117,931	395,445
Evraz PLC	131,337	382,876
Experian PLC	348,293	6,251,594
Faroe Petroleum PLC[a]	100,508	134,376
Fenner PLC	80,771	261,903
Fidessa Group PLC	14,683	504,082
FirstGroup PLC[a]	434,084	664,077
Foxtons Group PLC	101,412	342,859
Fresnillo PLC	84,386	933,049
G4S PLC	544,597	2,452,144
Galliford Try PLC	32,624	755,032
Gem Diamonds Ltd.[a]	54,664	116,767
Genus PLC	27,742	574,260
GKN PLC	571,114	3,083,217
GlaxoSmithKline PLC	1,711,772	39,839,912
Glencore PLC[a]	3,910,728	18,645,437
Go-Ahead Group PLC	16,315	619,280
Grafton Group PLC	79,741	1,009,746
Grainger PLC	175,435	571,821
Great Portland Estates PLC	120,333	1,474,751
Greencore Group PLC	147,466	803,815
Greene King PLC	70,918	905,106
Greggs PLC	37,813	690,917
Gulf Keystone Petroleum Ltd.[a,b]	332,842	204,598
GW Pharmaceuticals PLC[a,b]	70,058	644,893
Halfords Group PLC	69,107	482,998
Halma PLC	129,716	1,420,305
Hammerson PLC	254,029	2,611,636
Hansteen Holdings PLC	286,467	518,589
Hargreaves Lansdown PLC	86,058	1,626,670
Hargreaves Services PLC	23,096	153,329
Hays PLC	516,627	1,221,059
Helical Bar PLC	51,922	311,185
HellermannTyton Group PLC	87,140	461,998
Henderson Group PLC	389,041	1,669,819
Hikma Pharmaceuticals PLC	53,607	1,686,330
Hiscox Ltd.[b]	100,738	1,275,627
Home Retail Group PLC	291,436	747,485
Homeserve PLC	110,698	649,840
Howden Joinery Group PLC	234,480	1,679,892
HSBC Holdings PLC	6,755,086	67,278,466
Hunting PLC	50,650	455,732
ICAP PLC	196,684	1,682,044
IG Group Holdings PLC	135,678	1,536,668
Imagination Technologies Group PLC[a,b]	95,068	287,078
IMI PLC	94,229	1,812,976
Imperial Tobacco Group PLC	337,477	16,554,278
Inchcape PLC	143,041	1,828,888
Indivior PLC[a]	227,862	698,583

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Informa PLC	220,648	$1,888,680
Inmarsat PLC	147,797	2,284,898
Innovation Group PLC	734,587	321,730
InterContinental Hotels Group PLC	82,356	3,548,758
Intermediate Capital Group PLC	145,124	1,176,427
International Personal Finance PLC	92,717	709,137
Interserve PLC	55,612	495,251
Intertek Group PLC	56,552	2,269,992
Intu Properties PLC	288,406	1,520,203
Investec PLC	194,732	1,870,340
ITE Group PLC	113,966	329,258
ITV PLC	1,359,221	5,297,153
J D Wetherspoon PLC	33,495	391,713
J Sainsbury PLC[b]	439,386	1,837,291
John Menzies PLC	28,490	170,750
John Wood Group PLC	131,415	1,392,459
Johnson Matthey PLC	70,754	3,637,059
Jupiter Fund Management PLC	136,834	908,198
Just Eat PLC[a]	76,250	537,609
KAZ Minerals PLC[a,b]	97,105	389,629
Kcom Group PLC	247,064	349,302
Keller Group PLC	28,479	437,651
Kier Group PLC	20,382	507,730
Kingfisher PLC	823,683	4,446,737
Ladbrokes PLC	340,033	536,132
Laird PLC	104,045	574,969
Lancashire Holdings Ltd.[b]	71,746	705,636
Land Securities Group PLC	270,432	5,190,673
Legal & General Group PLC	2,090,853	8,354,107
Lloyds Banking Group PLC	20,073,612	23,870,275
London Stock Exchange Group PLC	112,117	4,391,819
LondonMetric Property PLC	227,250	576,224
Lonmin PLC[a,b]	170,065	376,602
Lookers PLC	136,933	329,326
Majestic Wine PLC[b]	35,380	207,286
Man Group PLC	609,449	1,805,708
Marks & Spencer Group PLC	572,463	4,869,319
Marston’s PLC	181,043	440,419
Meggitt PLC	276,956	2,255,744
Melrose Industries PLC	344,600	1,405,992
Merlin Entertainments PLC[c]	249,614	1,674,005
Michael Page International PLC	104,137	853,773
Micro Focus International PLC	48,299	932,989
Mitchells & Butlers PLC[a]	76,209	489,537
Mitie Group PLC	129,729	571,169
Mondi PLC	127,799	2,598,307
Moneysupermarket.com Group PLC	174,790	753,178
Monitise PLC[a,b]	665,569	140,637
Morgan Advanced Materials PLC	110,789	572,227
N Brown Group PLC	57,494	302,789
National Express Group PLC	163,008	720,195
National Grid PLC	1,328,254	17,942,096
Next PLC	53,690	6,064,345
Northgate PLC	53,343	528,738
Ocado Group PLC[a,b]	169,366	926,572
Old Mutual PLC	1,719,834	6,208,300
Ophir Energy PLC[a,b]	221,526	483,411
Optimal Payments PLC[a,b]	66,212	302,201
Oxford Instruments PLC	22,141	316,434
Pace PLC	112,611	718,178
Paragon Group of Companies PLC (The)	115,155	755,815
Pearson PLC	288,673	5,855,760
Pennon Group PLC	135,873	1,791,528

Security	Shares	Value

Persimmon PLC[a]	106,890	$2,792,474
Petra Diamonds Ltd.[a]	144,244	350,234
Petrofac Ltd.	90,505	1,215,590
Pets at Home Group PLC	87,232	349,880
Phoenix Group Holdings[b]	66,443	861,266
Playtech PLC	69,918	883,210
Poundland Group PLC	71,146	342,433
Premier Farnell PLC	144,031	421,652
Premier Foods PLC[a]	326,510	232,066
Premier Oil PLC[a]	194,825	525,143
Primary Health Properties PLC	51,197	304,677
Provident Financial PLC	53,406	2,474,461
Prudential PLC	906,344	22,689,103
QinetiQ Group PLC	230,916	718,947
Quindell PLC[b]	152,952	300,275
Quintain Estates & Development PLC[a]	215,498	317,920
Randgold Resources Ltd.	32,599	2,486,791
Reckitt Benckiser Group PLC	227,862	20,400,723
Redefine International PLC/Isle of Man	369,601	333,123
Redrow PLC	85,118	485,810
Reed Elsevier PLC	401,458	6,675,296
Regus PLC	232,470	891,334
Renishaw PLC	12,719	489,430
Rentokil Initial PLC	643,209	1,327,490
Restaurant Group PLC (The)	75,326	787,149
Rexam PLC	250,708	2,232,671
Rightmove PLC	33,619	1,635,165
Rio Tinto PLC	447,951	19,860,012
Rockhopper Exploration PLC[a,b]	181,056	176,681
Rolls-Royce Holdings PLC[a]	665,655	10,700,007
Rolls-Royce Holdings PLC New	90,054,303	138,391
Rotork PLC	30,179	1,094,975
Royal Bank of Scotland Group PLC[a]	881,910	4,587,606
Royal Dutch Shell PLC Class A	1,375,764	43,542,054
Royal Dutch Shell PLC Class B	862,425	27,759,068
Royal Mail PLC	227,353	1,634,072
RPC Group PLC	87,998	812,738
RPS Group PLC	99,661	326,218
RSA Insurance Group PLC	358,109	2,353,185
SABMiller PLC	340,920	18,142,960
Safestore Holdings PLC	76,311	326,893
Sage Group PLC (The)	382,675	2,858,048
Savills PLC	47,943	610,409
Schroders PLC	45,352	2,262,986
SDL PLC	40,700	292,714
SEGRO PLC	247,931	1,634,524
Senior PLC	155,797	753,219
Serco Group PLC	389,490	799,661
Severn Trent PLC	84,549	2,761,027
Shaftesbury PLC	93,173	1,202,742
Shanks Group PLC	187,245	307,891
Shire PLC	207,944	17,048,414
SIG PLC	226,471	675,525
Sky PLC	363,322	6,013,268
Smith & Nephew PLC	314,720	5,402,325
Smiths Group PLC	136,529	2,402,335
SOCO International PLC	71,690	199,848
Spectris PLC	40,319	1,330,286
Speedy Hire PLC	241,412	274,532
Spirax-Sarco Engineering PLC	26,642	1,384,661
Spire Healthcare Group PLC[a,c]	62,896	309,781
Spirent Communications PLC	246,845	332,870
Spirit Pub Co. PLC	251,983	434,090

26

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Sports Direct International PLC[a]	96,059	$913,759
SSE PLC	348,113	8,275,871
SSP Group PLC[a]	133,406	611,550
ST Modwen Properties PLC	77,017	514,848
St. James’s Place PLC	185,551	2,544,923
Stagecoach Group PLC	153,136	854,489
Standard Chartered PLC	869,838	14,302,940
Standard Life PLC	688,626	4,951,533
Stobart Group Ltd.	131,644	219,500
Stock Spirits Group PLC	81,568	237,538
SuperGroup PLC[a]	16,550	261,962
SVG Capital PLC[a]	85,136	653,117
Synergy Health PLC	21,265	723,840
Synthomer PLC	106,686	523,491
TalkTalk Telecom Group PLC[b]	182,164	1,023,742
Tate & Lyle PLC	165,630	1,518,283
Taylor Wimpey PLC	1,140,297	2,912,408
Ted Baker PLC	10,660	467,208
Telecity Group PLC	78,016	1,065,232
Telecom Plus PLC[b]	28,159	331,907
Tesco PLC	2,864,103	9,727,116
Thomas Cook Group PLC[a]	528,086	1,167,800
Travis Perkins PLC	85,315	2,724,420
TSB Banking Group PLC[a,c]	90,282	464,921
TT electronics PLC	85,037	174,785
TUI AG	157,451	2,959,205
Tullett Prebon PLC	93,206	513,065
Tullow Oil PLC	321,970	2,047,925
UBM PLC	150,519	1,305,745
UDG Healthcare PLC	92,208	754,556
Ultra Electronics Holdings PLC	24,000	640,271
Unilever PLC	450,803	19,854,829
UNITE Group PLC (The)	73,393	675,592
United Utilities Group PLC	241,613	3,605,311
Vectura Group PLC[a]	159,211	383,516
Vedanta Resources PLC	32,069	309,738
Vesuvius PLC	77,786	543,777
Victrex PLC	29,348	892,089
Vodafone Group PLC	9,318,089	33,013,773
Weir Group PLC (The)	76,533	2,211,107
WH Smith PLC	44,726	986,314
Whitbread PLC	62,711	5,064,302
William Hill PLC	311,144	1,727,080
Wm Morrison Supermarkets PLC	734,456	2,108,365
Wolseley PLC	90,953	5,411,972
Workspace Group PLC	43,810	568,223
WPP PLC	465,328	10,912,315
WS Atkins PLC	38,041	785,111
Xaar PLC	33,634	226,389
Xchanging PLC	121,155	227,611
Zeal Network SE	2,924	158,910
Zoopla Property Group PLC[b,c]	88,622	292,808

		1,121,179,027

TOTAL COMMON STOCKS (Cost: $5,289,484,081)		5,429,356,447

Security	Shares	Value

INVESTMENT COMPANIES — 0.02%

AUSTRALIA — 0.02%
Spark Infrastructure Group	529,380	$814,219

		814,219

TOTAL INVESTMENT COMPANIES (Cost: $889,283)		814,219

PREFERRED STOCKS — 0.59%

GERMANY — 0.58%
Bayerische Motoren Werke AG	18,665	1,712,316
Biotest AG	3,310	278,176
Draegerwerk AG & Co. KGaA	2,722	315,232
Fuchs Petrolub SE	25,451	1,079,591
Henkel AG & Co. KGaA	62,435	7,289,992
Jungheinrich AG	6,369	452,972
Porsche Automobil Holding SE	53,619	5,125,060
Sartorius AG	3,239	536,071
Sixt SE	5,770	212,717
STO SE & Co. KGaA	940	163,633
Volkswagen AG	56,598	14,678,763

		31,844,523
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	98,316	517,349

		517,349

TOTAL PREFERRED STOCKS (Cost: $31,043,860)		32,361,872

RIGHTS — 0.02%

BELGIUM — 0.00%
Cofinimmo SAa	5,265	3,127

		3,127
ITALY — 0.00%
UnipolSai SpA Class Aa	361,235	4
UnipolSai SpA Class Ba	361,235	4

		8
SPAIN — 0.02%
Banco Popular Espanol SAa	697,342	13,284
Banco Santander SAa	5,321,790	882,573
Merlin Properties SOCIMI SAa	49,456	75,368

		971,225

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

UNITED KINGDOM — 0.00%
Optimal Payments PLC[a]	118,140	$252,357

		252,357

TOTAL RIGHTS (Cost: $1,059,406)		1,226,717

SHORT-TERM INVESTMENTS — 1.64%

MONEY MARKET FUNDS — 1.64%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[e,f,g]	75,648,311	75,648,311
BlackRock Cash Funds: Prime, SL Agency Shares 0.17%[e,f,g]	4,249,583	4,249,583
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[e,f]	10,463,951	10,463,951

		90,361,845

TOTAL SHORT-TERM INVESTMENTS (Cost: $90,361,845)		90,361,845

TOTAL INVESTMENTS IN SECURITIES — 100.83% (Cost: $5,412,838,475)		5,554,121,100
Other Assets, Less Liabilities — (0.83)%		(45,448,177)

NET ASSETS — 100.00%		$5,508,672,923

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of April 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE E-Mini	401	Jun. 2015	NYSE LIFFE	$37,978,710	$920,544

See accompanying notes to schedules of investments.

28

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.49%

AUSTRIA — 0.46%
ams AG	4,520	$247,252
Andritz AG	4,181	244,558
CA Immobilien Anlagen AGa	6,215	113,168
Erste Group Bank AG	15,255	433,845
IMMOFINANZ AGa	55,596	166,834
Mayr Melnhof Karton AG	1,017	117,891
Oesterreichische Post AG	2,599	126,234
OMV AG	8,701	290,060
Raiffeisen Bank International AG	6,667	111,986
Schoeller-Bleckmann Oilfield Equipment AG	1,017	71,795
UNIQA Insurance Group AG	8,475	83,476
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,712	108,004
Voestalpine AG	6,215	260,601
Wienerberger AG	7,571	122,971

		2,498,675
BELGIUM — 2.03%
Ackermans & van Haaren NV	806	98,445
Ageas	12,543	471,126
AGFA-Gevaert NVa	12,543	31,455
Anheuser-Busch InBev NV	43,279	5,281,245
Befimmo SA	2,260	156,049
Belgacom SA	8,475	316,286
BHF Kleinwort Benson Group[a]	11,074	52,738
bpost SA	4,633	132,773
Cofinimmo SA	1,469	161,926
Colruyt SA	4,294	203,003
Delhaize Group SA	5,650	456,410
Econocom Group SA/NV	3,277	28,653
Elia System Operator SA/NV	3,955	175,232
Euronav NVa	4,407	60,839
EVS Broadcast Equipment SA	904	35,247
Fagron	2,486	109,714
Groupe Bruxelles Lambert SA	4,746	416,622
Intervest Offices & Warehouses NV	1,469	41,053
Ion Beam Applications[a]	1,356	33,626
KBC Ancora[a]	1,398	52,581
KBC Groep NVa	13,334	879,750
Mobistar SAa	1,921	36,594
NV Bekaert SA	3,051	88,906
Nyrstar NVa	16,837	66,033
Ontex Group NVa	1,469	43,662
Solvay SA	3,277	483,241
Telenet Group Holding NVa	3,277	196,601
ThromboGenics NVa,b	1,695	10,137
UCB SA	6,441	464,227
Umicore SA	6,102	303,350

		10,887,524
DENMARK — 2.67%
AP Moeller — Maersk A/S Class A	226	435,712
AP Moeller — Maersk A/S Class B	339	672,401
Bavarian Nordic A/Sa	1,130	53,276
Carlsberg A/S Class B	5,763	525,246

Security	Shares	Value

Chr Hansen Holding A/S	5,989	$290,008
Coloplast A/S Class B	6,215	507,652
Danske Bank A/S	35,369	1,003,715
DSV A/S	10,396	361,050
FLSmidth & Co. A/S	2,938	125,681
Genmab A/Sa	2,938	226,747
GN Store Nord A/S	9,718	209,681
ISS A/S	5,085	171,714
Jyske Bank A/S Registered[a]	4,294	210,574
NKT Holding A/S	2,034	129,186
Novo Nordisk A/S Class B	107,576	6,116,972
Novozymes A/S Class B	13,221	611,025
Pandora A/S	6,328	655,129
Rockwool International A/S Class B	678	89,789
Royal Unibrew A/S	791	151,549
SimCorp A/S	3,616	124,877
Spar Nord Bank A/S	10,622	114,832
Sydbank A/S	5,198	195,354
TDC A/S	45,426	345,811
Topdanmark A/Sa	6,215	186,263
Tryg A/S	1,243	134,845
Vestas Wind Systems A/S	12,204	555,410
William Demant Holding A/Sa	1,469	120,652

		14,325,151
FINLAND — 1.34%
Amer Sports OYJ	5,876	147,358
Cargotec OYJ Class B	1,614	65,271
Caverion Corp.	10,509	103,510
Citycon OYJ[a]	29,719	96,375
Elisa OYJ	7,571	231,520
Fortum OYJ	24,973	495,308
Huhtamaki OYJ	4,181	133,851
Kemira OYJ	7,232	84,847
Kesko OYJ Class B	3,277	134,433
Kone OYJ Class B	16,272	701,446
Konecranes OYJ	2,173	70,711
Metso OYJ	5,763	164,220
Neste Oil OYJ	7,006	190,455
Nokia OYJ	201,253	1,363,232
Nokian Renkaat OYJ	5,650	184,299
Orion OYJ Class B	5,311	174,074
Outokumpu OYJ[a,b]	12,211	74,025
Outotec OYJ[b]	10,170	71,225
Sampo OYJ Class A	23,391	1,136,499
Sponda OYJ	21,131	92,251
Stora Enso OYJ Class R	27,120	286,571
Tieto OYJ	4,068	97,732
UPM-Kymmene OYJ	27,572	500,821
Uponor OYJ	5,763	88,923
Valmet OYJ	9,718	112,597
Wartsila OYJ Abp	7,684	353,023
YIT OYJ	5,200	37,001

		7,191,578
FRANCE — 14.07%
ABC Arbitrage	10,735	60,025
Accor SA	10,057	552,086
Aeroports de Paris	1,808	222,551
Air France-KLM[a,b]	5,311	45,884
Air Liquide SA	18,419	2,410,683

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2015

Security	Shares	Value

Airbus Group NV	31,753	$2,206,011
Alcatel-Lucent[a,b]	152,550	538,632
Alstom SAa	11,752	369,185
Alten SA	2,260	110,377
Altran Technologies SA	11,639	126,678
APERAM SAa	2,163	82,698
ArcelorMittal	54,692	583,250
Arkema SA	3,428	276,262
AtoS SE	4,407	344,938
AXA SA	96,615	2,448,343
Belvedere SAa	1,356	26,743
BNP Paribas SA	56,726	3,587,570
Boiron SA	565	62,912
Bollore SA	40,454	231,323
BOURBON SA	812	15,969
Bouygues SA	10,509	434,882
Bureau Veritas SA	12,543	295,508
Cap Gemini SA	8,023	714,719
Carrefour SA	29,456	1,016,283
Casino Guichard Perrachon SA	3,051	270,085
CGG SAa	9,718	68,909
Christian Dior SE	2,938	576,131
Cie. de Saint-Gobain	23,730	1,082,239
Cie. Generale des Etablissements Michelin Class B	9,944	1,110,598
CNP Assurances	9,266	166,492
Coface SAa	4,972	61,898
Credit Agricole SA	54,127	843,366
Danone SA	30,623	2,213,635
Dassault Systemes	7,006	540,119
DBV Technologies SAa	678	34,841
Edenred	11,639	311,771
Eiffage SA	2,260	137,866
Electricite de France SA	13,560	345,375
Elior Participations SCA[c]	3,503	65,749
Essilor International SA	11,074	1,349,475
Etablissements Maurel et Prom[a]	6,554	61,323
Euler Hermes Group	1,017	111,111
Eurazeo SA	2,373	169,941
Eurofins Scientific SE	565	159,354
Eutelsat Communications SA	8,701	303,027
Faurecia	3,616	171,720
Fonciere Des Regions	1,544	146,075
GameLoft SEa	3,955	20,874
GDF Suez	78,083	1,592,863
Gecina SA	1,243	170,345
Genfit[a,b]	904	39,425
Groupe Eurotunnel SE Registered	27,911	447,086
Groupe Fnac[a]	565	33,960
Havas SA	3,720	31,013
Hermes International	1,505	568,410
ICADE	1,921	166,932
Iliad SA	1,469	346,255
Imerys SA	1,921	146,203
Ingenico	2,712	340,664
Innate Pharma SAa,b	1,808	31,706
Ipsen SA	2,373	136,330
IPSOS	2,938	86,584
JCDecaux SA	3,842	151,929
Kering	4,181	773,262
Klepierre	8,950	434,252
Korian-Medica	2,938	100,115
L’Oreal SA	13,108	2,503,598
Lafarge SA	10,057	736,228

Security	Shares	Value

Lagardere SCA	7,119	$228,547
Legrand SA	14,351	830,423
LVMH Moet Hennessy Louis Vuitton SE	14,916	2,617,431
Mercialys SA	4,972	123,294
Metropole Television SA	1,590	33,139
Montupet	226	15,932
Natixis SA	51,641	427,401
Neopost SA	2,373	114,220
Nexans SAa	2,034	79,761
Nexity SA	2,712	119,035
Numericable-SFR SAS[a]	5,763	319,690
Orange SA	100,118	1,653,639
Orpea	2,599	171,098
Pernod Ricard SA	11,526	1,433,616
Peugeot SAa	21,696	410,863
Pierre & Vacances SAa	452	14,364
Plastic Omnium SA	3,616	100,913
Publicis Groupe SA	9,605	805,709
Rallye SA	2,260	84,419
Remy Cointreau SA	1,695	127,616
Renault SA	10,283	1,084,278
Rexel SA	14,351	270,643
Rubis SCA	2,486	168,896
Safran SA	15,142	1,107,121
Sanofi	64,071	6,547,681
Schneider Electric SE	27,911	2,090,466
SCOR SE	8,362	301,059
SEB SA	1,356	125,690
SES SA	17,176	601,455
Societe BIC SA	1,695	289,743
Societe Generale SA	38,345	1,920,861
Societe Television Francaise 1	6,780	118,632
Sodexo SA	4,859	491,770
SOITEC[a]	16,498	15,714
Solocal Group[a]	49,833	27,920
Sopra Steria Group	791	69,827
STMicroelectronics NV	35,369	282,185
Suez Environnement Co.	16,385	334,156
Technicolor SA Registered[a]	17,515	118,799
Technip SA	5,537	377,667
Teleperformance	3,390	254,321
Thales SA	5,085	309,059
Total SA	115,599	6,280,478
UBISOFT Entertainment[a]	6,667	122,781
Unibail-Rodamco SE	4,972	1,373,344
Valeo SA	4,181	671,363
Vallourec SA	5,989	140,930
Veolia Environnement SA	22,826	483,930
Vicat	1,356	97,580
Vinci SA	25,990	1,596,528
Vivendi SA	64,636	1,623,471
Wendel SA	1,808	222,045
Zodiac Aerospace	10,396	381,745

		75,535,894
GERMANY — 12.56%
Aareal Bank AG	2,825	122,190
adidas AG	11,074	911,067
AIXTRON SEa,b	7,910	52,534
Allianz SE Registered	24,408	4,173,668
alstria office REIT-AGa	8,814	125,037
Aurubis AG	2,599	165,215

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2015

Security	Shares	Value

Axel Springer SE	2,373	$132,807
BASF SE	49,268	4,939,945
Bayer AG Registered	44,635	6,497,045
Bayerische Motoren Werke AG	17,854	2,122,668
Bechtle AG	1,356	99,996
Beiersdorf AG	5,198	454,087
Bilfinger SE	2,599	130,297
Brenntag AG	8,475	511,395
Celesio AG	3,390	100,665
Commerzbank AGa	52,771	718,165
Continental AG	5,989	1,413,666
CTS Eventim AG & Co. KGaA	3,616	123,482
Daimler AG Registered	51,754	5,006,530
Deutsche Annington Immobilien SE	18,249	614,797
Deutsche Bank AG Registered	74,241	2,389,654
Deutsche Boerse AG	10,509	875,064
Deutsche Euroshop AG	2,938	146,716
Deutsche Lufthansa AG Registered[a]	13,221	183,703
Deutsche Post AG Registered	51,980	1,721,466
Deutsche Telekom AG Registered	167,918	3,099,944
Deutsche Wohnen AG Bearer	15,142	397,885
Dialog Semiconductor PLC[a]	4,181	190,024
DMG MORI SEIKI AG	3,955	139,136
Drillisch AG	3,051	141,436
Duerr AG	1,582	162,806
E.ON SE	108,141	1,691,636
ElringKlinger AG	2,712	74,894
Fraport AG Frankfurt Airport Services Worldwide	2,260	143,362
Freenet AG	7,797	253,939
Fresenius Medical Care AG & Co. KGaA	11,978	1,009,733
Fresenius SE & Co. KGaA	21,018	1,258,368
GEA Group AG	10,170	492,022
Gerresheimer AG	2,373	134,788
Gerry Weber International AG	2,147	70,503
Grand City Properties SAa	3,277	62,057
Hannover Rueck SE	3,503	357,358
HeidelbergCement AG	7,571	584,102
Heidelberger Druckmaschinen AGa,b	11,187	30,123
Henkel AG & Co. KGaA	6,328	642,359
HUGO BOSS AG	3,565	440,223
Indus Holding AG	2,825	148,322
Infineon Technologies AG	61,246	726,097
K+S AG Registered	9,492	311,855
Kabel Deutschland Holding AGa	1,356	182,336
KION Group AG	2,034	91,145
Kloeckner & Co. SEa	7,119	68,716
Krones AG	1,243	137,557
KUKA AG	2,147	153,443
Lanxess AG	5,085	272,792
LEG Immobilien AGa	2,938	228,279
LEONI AG	2,147	138,503
Linde AG	10,057	1,969,886
MAN SE	2,034	220,649
Merck KGaA	7,232	784,368
METRO AG	9,040	327,749
MorphoSys AGa	1,469	106,057
MTU Aero Engines AG	3,051	301,093
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	9,718	1,904,574
Nordex SEa	5,085	110,513
NORMA Group SE	2,373	126,532
Osram Licht AG	4,972	262,746
Pfeiffer Vacuum Technology AG	1,130	105,565
ProSiebenSat.1 Media AG Registered	11,752	604,312

Security	Shares	Value

QIAGEN NVa	13,786	$333,906
QSC AG	9,718	19,645
Rational AG	129	45,468
Rheinmetall AG	2,486	128,183
RHOEN-KLINIKUM AG	6,328	175,250
RTL Group SAa	2,260	212,219
RWE AG	26,781	668,911
Salzgitter AG	2,712	93,143
SAP SE	49,607	3,776,033
SGL Carbon SEa,b	1,356	22,116
Siemens AG Registered	42,714	4,667,137
Software AG	3,955	114,916
STADA Arzneimittel AG	1,833	67,442
Suedzucker AGb	5,537	83,698
Symrise AG	7,232	441,334
TAG Immobilien AG	9,266	118,782
Telefonica Deutschland Holding AG	30,428	189,540
ThyssenKrupp AG	24,521	655,601
United Internet AG Registered[d]	7,006	315,397
Volkswagen AG	1,582	402,937
Vossloh AG	452	28,541
Wacker Chemie AG	688	86,037
Wincor Nixdorf AG	2,260	85,989
Wirecard AG	6,893	304,401

		67,428,272
IRELAND — 0.66%
Bank of Ireland[a]	1,437,812	555,843
C&C Group PLC	20,340	82,370
CRH PLC	43,618	1,227,524
Glanbia PLC	9,944	184,413
Kerry Group PLC Class A	8,588	630,614
Kingspan Group PLC	8,023	159,306
Paddy Power PLC[a]	2,373	212,060
Ryanair Holdings PLC ADR	2,147	139,233
Smurfit Kappa Group PLC	12,204	374,085

		3,565,448
ISRAEL — 0.00%
Plus500 Ltd.	1,921	22,156

		22,156
ITALY — 3.78%
A2A SpA	95,598	110,550
Anima Holding SpA[a,c]	10,396	92,844
Ansaldo STS SpA	11,642	123,801
Assicurazioni Generali SpA	64,071	1,254,972
Atlantia SpA	23,278	655,756
Autogrill SpA[a]	11,865	114,074
Azimut Holding SpA	5,184	152,775
Banca Carige SpA[a,b]	382,844	31,317
Banca Generali SpA	4,181	140,363
Banca Monte dei Paschi di Siena SpA[a,b]	235,266	145,786
Banca Popolare dell’Emilia Romagna SCa	27,354	226,668
Banca Popolare di Milano Scarl[a]	247,244	256,548
Banca Popolare di Sondrio Scarl	23,956	109,469
Banco Popolare SCa	16,554	263,590
Beni Stabili SpA SIIQ	39,776	32,737
Brembo SpA	1,133	45,324
Buzzi Unicem SpA	6,328	102,321

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2015

Security	Shares	Value

Cerved Information Solutions SpA[a]	7,006	$51,029
CNH Industrial NV	52,206	460,098
Credito Emiliano SpA	4,294	36,039
Credito Valtellinese SCa	73,789	92,606
Davide Campari-Milano SpA	21,357	165,367
De’ Longhi	4,972	112,486
Enel Green Power SpA	112,548	219,315
Enel SpA	360,131	1,709,416
Eni SpA	136,843	2,634,371
EXOR SpA	6,441	298,153
FinecoBank Banca Fineco SpA	11,300	85,343
Finmeccanica SpA[a]	24,295	311,712
Hera SpA	59,777	157,812
Immobiliare Grande Distribuzione SIIQ SpA	25,425	25,000
Intesa Sanpaolo SpA	670,316	2,265,385
Intesa Sanpaolo SpA RSP	53,449	163,386
Italcementi SpA	9,944	71,202
Luxottica Group SpA	9,153	605,127
Mediaset SpA[a]	40,454	209,156
Mediobanca SpA	35,030	342,285
Mediolanum SpA	14,125	119,104
Moleskine SpA	19,323	30,725
Moncler SpA	6,441	114,758
Pirelli & C. SpA	13,673	236,714
Prysmian SpA	11,978	245,622
Recordati SpA	8,249	164,256
Saipem SpA[a,b]	14,916	198,229
Salini Impregilo SpA[a]	9,153	40,185
Salvatore Ferragamo SpA	3,842	119,855
Snam SpA	115,938	604,881
Societa Cattolica di Assicurazioni Scrl	6,554	55,962
Tamburi Investment Partners SpA	10,057	40,006
Telecom Italia SpA[a]	542,287	643,512
Telecom Italia SpA RSP	328,943	316,993
Tenaris SA	25,538	393,192
Terna Rete Elettrica Nazionale SpA	90,174	425,801
Tod’s SpA	904	83,267
Trevi Finanziaria Industriale SpA	6,554	19,095
UniCredit SpA[b]	239,673	1,732,248
Unione di Banche Italiane SpA	48,703	389,114
Unipol Gruppo Finanziario SpA	18,419	96,923
UnipolSai SpA	55,257	155,167
World Duty Free SpA[a]	7,844	87,984
Yoox SpA[a]	3,616	114,264

		20,302,040
NETHERLANDS — 4.17%
Aalberts Industries NV	6,215	192,735
Aegon NV	98,649	780,973
Akzo Nobel NV	12,995	996,301
Altice SAa	4,520	478,024
Arcadis NV	4,068	128,934
ASM International NV	3,616	175,873
ASML Holding NV	19,549	2,118,493
Boskalis Westminster NV	5,311	276,733
Corbion NV	2,393	54,742
Delta Lloyd NV	11,526	217,819
Eurocommercial Properties NV	2,938	134,255
Euronext NVa,c	3,164	132,882
Fiat Chrysler Automobiles NVa,b	48,929	731,946
Fugro NV CVA	4,068	117,128
Gemalto NVb	4,407	410,370

Security	Shares	Value

Heineken Holding NV	5,650	$394,048
Heineken NV	12,543	988,914
ING Groep NV CVA[a]	207,129	3,201,797
Koninklijke Ahold NV	51,076	990,135
Koninklijke BAM Groep NVa	17,176	72,001
Koninklijke DSM NV	9,605	548,369
Koninklijke KPN NV	174,811	648,182
Koninklijke Philips NV	51,189	1,471,566
Koninklijke Vopak NV	4,181	219,446
NN Group NVa	8,023	233,834
NSI NV	6,328	29,689
OCI NVa	4,599	137,106
PostNL NVa	26,894	134,618
Randstad Holding NV	6,893	411,687
Reed Elsevier NV	37,968	916,207
Royal Imtech NVa,b	4,633	24,852
SBM Offshore NVa	10,961	141,861
TKH Group NV	3,842	142,673
TNT Express NV	25,221	215,352
Unilever NV CVA	87,688	3,838,479
Wereldhave NV	2,076	133,109
Wolters Kluwer NV	16,498	534,639

		22,375,772
NORWAY — 1.26%
Akastor ASA[a]	9,040	17,635
Aker Solutions ASA	9,040	55,040
American Shipping ASA	3,051	12,875
Archer Ltd.[a,b]	43,731	16,191
Bakkafrost P/F	1,582	37,159
Borregaard ASA	3,842	29,699
BW LPG Ltd.[c]	7,910	69,962
DNB ASA	54,127	962,513
DNO ASA[a,b]	38,759	72,781
Gjensidige Forsikring ASA	12,769	222,151
Hexagon Composites ASA	3,616	11,661
Kongsberg Automotive ASA[a]	16,611	13,821
Leroy Seafood Group ASA	565	18,745
Marine Harvest ASA	20,340	248,464
Norsk Hydro ASA	80,004	377,857
Norwegian Air Shuttle ASA[a,b]	1,130	47,386
Norwegian Property ASA[a]	4,181	5,632
Opera Software ASA[b]	9,492	92,457
Orkla ASA	47,686	373,995
Petroleum Geo-Services ASA[b]	15,933	105,466
Prosafe SE	17,289	61,488
REC Silicon ASA[a]	165,997	46,481
REC Solar ASA[a]	1,356	18,355
Salmar ASA	2,147	34,903
Schibsted ASA	4,407	274,462
Seadrill Ltd.[b]	21,131	267,660
Selvaag Bolig ASA	3,729	14,054
Statoil ASA	62,828	1,325,679
Storebrand ASA[a]	18,532	65,565
Subsea 7 SA	16,837	186,904
Telenor ASA	42,714	965,323
TGS Nopec Geophysical Co. ASA	6,102	154,989
Thin Film Electronics ASA[a]	17,741	14,479
Yara International ASA	10,622	544,667

		6,766,499

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2015

Security	Shares	Value

PORTUGAL — 0.29%
Banco BPI SA Registered[a,b,d]	19,210	$31,428
Banco Comercial Portugues SA Registered[a,b]	2,059,885	205,661
BANIF — Banco Internacional do Funchal SAa	4,005,624	30,073
CTT-Correios de Portugal SA	11,300	127,572
EDP — Energias de Portugal SA	124,200	497,123
Galp Energia SGPS SA	21,809	297,900
Jeronimo Martins SGPS SA	14,690	214,403
NOS SGPS SA	16,611	120,987
Portugal Telecom SGPS SA Registered	36,838	23,653
Sonae SGPS SA	23,084	32,127

		1,580,927
SPAIN — 5.28%
Abengoa SA Class B	26,352	85,604
Abertis Infraestructuras SA	23,052	425,306
Acciona SAa	1,695	128,585
Acerinox SA	9,384	137,329
ACS Actividades de Construccion y Servicios SA	10,128	357,775
Aena SAa,c	3,164	297,496
Almirall SAa	7,119	134,017
Amadeus IT Holding SA Class A	23,052	1,054,676
Applus Services SAa	4,520	54,625
Atresmedia Corp. de Medios de Comunicacion SAb	7,345	119,012
Axia Real Estate SOCIMI SAa	4,859	64,956
Banco Bilbao Vizcaya Argentaria SA	339,285	3,421,672
Banco de Sabadell SAb	237,313	637,413
Banco Popular Espanol SA	96,985	507,302
Banco Santander SA	749,582	5,674,662
Bankia SAa	252,442	352,744
Bankinter SA	40,793	309,643
CaixaBank SA	122,134	613,941
Carbures Europe SAa,b	5,562	11,530
Cia. de Distribucion Integral Logista Holdings SAU[a]	2,147	45,831
CIE Automotive SA	2,147	32,599
Corp Financiera Alba SA	1,921	97,813
Deoleo SAa	56,500	28,806
Distribuidora Internacional de Alimentacion SA	35,821	288,039
Ebro Foods SA	5,989	116,033
Enagas SA	1,036	31,942
Ence Energia y Celulosa SA	8,023	28,903
Endesa SA	15,228	302,625
Faes Farma SA	14,916	38,526
Faes Farma SA New[a]	285	736
Ferrovial SA	23,518	534,968
Fomento de Construcciones y Contratas SAa	7,013	90,136
Gamesa Corp. Tecnologica SAa	12,543	168,942
Gas Natural SDG SA	20,566	505,958
Grifols SA	8,927	380,570
Grupo Catalana Occidente SA	3,842	123,601
Hispania Activos Inmobiliarios SAU[a]	4,520	64,324
Iberdrola SA	279,675	1,873,131
Inditex SA	59,325	1,906,217
Indra Sistemas SA	7,571	89,588
Inmobiliaria Colonial SAa,b	132,323	90,744
International Consolidated Airlines Group SAa	53,223	446,100
Jazztel PLC[a]	14,690	212,016
Lar Espana Real Estate SOCIMI SAa	5,989	70,465
Liberbank SAa	109,271	94,526
Mapfre SA	54,353	202,327
Mediaset Espana Comunicacion SAa	13,447	182,549

Security	Shares	Value

Merlin Properties SOCIMI SAa	7,571	$103,289
Miquel y Costas & Miquel SA	904	33,033
NH Hotel Group SAa,b	18,419	107,531
Obrascon Huarte Lain SA	3,051	70,974
Papeles y Cartones de Europa SA	5,313	34,471
Promotora de Informaciones SAa	112,887	37,316
Prosegur Cia. de Seguridad SA	20,453	118,031
Realia Business SAa	12,882	10,610
Red Electrica Corp. SA	565	47,490
Repsol SA	54,699	1,128,710
Sacyr SAa,b	20,566	92,849
Tecnicas Reunidas SA	2,260	105,248
Telefonica SA	239,506	3,660,682
Viscofan SA	3,503	222,760
Zardoya Otis SA	10,972	141,512

		28,350,809
SWEDEN — 4.85%
AAK AB	2,147	135,757
AF AB Class B	6,328	86,012
Alfa Laval AB	17,176	320,468
Arcam ABa	1,243	19,351
Assa Abloy AB Class B	18,080	1,049,895
Atlas Copco AB Class A	36,273	1,131,583
Atlas Copco AB Class B	21,018	584,956
Avanza Bank Holding AB	1,017	43,723
Betsson ABa	1,396	58,395
BillerudKorsnas AB	10,735	185,894
Boliden AB	15,707	342,154
Castellum AB	9,153	142,715
Electrolux AB Class B	12,995	389,522
Elekta AB Class B	21,018	196,328
Fabege AB	9,379	142,982
Fastighets AB Balder Class Ba	3,086	55,028
Fingerprint Cards ABa	3,729	27,241
Getinge AB Class B	11,413	277,727
Hemfosa Fastigheter ABa	2,599	60,070
Hennes & Mauritz AB Class B	51,189	2,037,053
Hexagon AB Class B	14,125	524,041
Hexpol AB	1,582	169,371
Holmen AB Class B	3,164	104,578
Hufvudstaden AB Class A	7,797	107,846
Husqvarna AB Class B	24,295	179,950
ICA Gruppen AB	4,181	155,066
Industrivarden AB Class C	7,684	159,931
Indutrade AB	2,938	143,551
Intrum Justitia AB	5,424	170,768
Investment AB Kinnevik Class B	13,108	452,089
Investor AB Class B	24,973	1,017,420
JM AB	4,520	134,512
L E Lundbergforetagen AB Class B	2,599	122,101
Loomis AB Class B	4,520	144,526
Lundin Petroleum ABa	12,430	200,956
Meda AB Class A	15,728	264,257
Medivir AB Class Ba	1,130	12,314
Millicom International Cellular SA SDR	3,616	281,906
Modern Times Group MTG AB Class B	2,065	68,624
NCC AB Class B	4,859	159,322
Net Entertainment NE AB Class Ba	1,243	46,741
Nibe Industrier AB Class B	5,085	135,432
Nobia AB	5,198	56,117
Nordea Bank AB	162,042	2,060,855

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2015

Security	Shares	Value

Opus Group AB	13,875	$15,287
Oriflame Cosmetics SA SDR	2,176	37,551
Peab AB	14,238	120,208
Ratos AB Class B	13,108	89,241
Saab AB	4,294	111,125
Sandvik AB	57,178	718,975
SAS ABa	9,944	19,173
Securitas AB Class B	18,532	276,970
Skandinaviska Enskilda Banken AB Class A	82,151	1,040,864
Skanska AB Class B	20,679	460,615
SKF AB Class B	21,696	530,036
SSAB AB Class Aa,b	15,707	94,990
Svenska Cellulosa AB SCA Class B	31,414	795,286
Svenska Handelsbanken AB Class A	26,894	1,241,259
Swedbank AB Class A	48,138	1,120,675
Swedish Match AB	11,639	357,937
Swedish Orphan Biovitrum ABa	10,848	174,080
Tele2 AB Class B	17,854	238,186
Telefonaktiebolaget LM Ericsson Class B	164,528	1,801,851
TeliaSonera AB	134,244	835,975
Trelleborg AB Class B	13,673	267,554
Unibet Group PLC SDR	2,373	138,822
Volvo AB Class B	82,038	1,127,852
Vostok Nafta Investment Ltd.[a]	4,633	30,654
Wallenstam AB Class B	6,441	108,451
Wihlborgs Fastigheter AB	6,215	120,201

		26,032,946
SWITZERLAND — 13.27%
ABB Ltd. Registered[a]	116,955	2,569,040
Actelion Ltd. Registered[a]	5,876	777,697
Adecco SA Registered[a]	9,040	740,066
Allreal Holding AG Registered[a]	1,356	194,086
Aryzta AGa	4,972	335,924
Baloise Holding AG Registered	2,599	339,265
Banque Cantonale Vaudoise Registered	226	132,913
Barry Callebaut AG Registered[a]	113	136,893
Basilea Pharmaceutica Registered[a]	1,017	121,684
Bucher Industries AG Registered	565	142,200
Burckhardt Compression Holding AG	339	147,989
Cembra Money Bank AG	1,371	91,093
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	50	274,309
Chocoladefabriken Lindt & Sprungli AG Registered	5	321,619
Cie. Financiere Richemont SA Class A Registered	27,798	2,481,911
Clariant AG Registered[a]	16,272	357,779
Cosmo Pharmaceuticals SAa	226	38,041
Credit Suisse Group AG Registered[a]	81,247	2,150,630
Daetwyler Holding AG Bearer	814	115,467
Dufry AG Registered[a]	1,469	217,002
EMS-Chemie Holding AG Registered	452	190,082
Flughafen Zuerich AG Registered	339	263,956
Forbo Holding AG Registered[a]	113	137,496
Galenica AG Registered	127	118,880
GAM Holding AGa	10,057	228,105
Geberit AG Registered	2,034	723,591
Georg Fischer AG Registered	123	87,107
Givaudan SA Registered[a]	452	850,063
Helvetia Holding AG Registered	342	194,563
Holcim Ltd. Registered[a]	12,091	975,643
Implenia AG Registered	1,808	123,602
Julius Baer Group Ltd.[a]	12,317	649,176
Kaba Holding AG Class Ba	339	222,888

Security	Shares	Value

Kuehne + Nagel International AG Registered	2,938	$440,904
Kuoni Reisen Holding AG Class B Registered[a]	339	113,615
Leonteq AGa	452	77,577
Logitech International SA Registered	10,622	160,424
Lonza Group AG Registered[a]	3,164	449,491
Meyer Burger Technology AGa,b	8,475	58,074
Mobimo Holding AG Registered[a]	904	201,275
Myriad Group AGa,b	4,859	30,236
Nestle SA Registered	172,890	13,452,536
Novartis AG Registered	123,283	12,717,795
OC Oerlikon Corp. AG Registered[a]	10,735	140,933
Orascom Development Holding AGa,b	791	12,158
Panalpina Welttransport Holding AG Registered	904	126,110
Pargesa Holding SA Bearer	1,921	139,938
Partners Group Holding AG	1,017	319,678
PSP Swiss Property AG Registered[a]	2,599	241,896
Roche Holding AG	37,742	10,852,487
Santhera Pharmaceutical Holding AGa,b	226	23,266
Schindler Holding AG Participation Certificates	2,147	364,823
Schindler Holding AG Registered	1,469	244,755
Schmolz + Bickenbach AG Registered[a]	25,199	24,206
SGS SA Registered	339	658,533
Sika AG Bearer	103	354,657
Sonova Holding AG Registered	3,051	422,692
Straumann Holding AG Registered	678	192,494
Sulzer AG Registered	1,356	152,259
Swatch Group AG (The) Bearer	1,695	760,570
Swatch Group AG (The) Registered	2,712	239,243
Swiss Life Holding AG Registered[a]	1,808	429,759
Swiss Prime Site AG Registered[a]	2,052	180,035
Swiss Re AG	18,645	1,653,751
Swisscom AG Registered	1,243	738,981
Syngenta AG Registered	4,859	1,630,558
Tecan Group AG Registered	1,243	164,911
Temenos Group AG Registered[a]	4,294	156,287
Transocean Ltd.[b]	19,436	347,064
UBS Group AGa	196,055	3,946,630
Valiant Holding AG Registered	1,695	152,241
Zurich Insurance Group AGa	7,797	2,410,088

		71,233,690
UNITED KINGDOM — 31.80%
3i Group PLC	46,116	358,950
Abcam PLC	7,023	56,715
Aberdeen Asset Management PLC	48,364	353,110
Admiral Group PLC	10,283	246,201
Afren PLC[a,b]	116,842	5,925
Aggreko PLC	13,899	352,642
Alent PLC	19,665	108,853
Allied Minds PLC[a]	8,701	87,314
Amec Foster Wheeler PLC	15,029	212,020
Amerisur Resources PLC[a]	44,974	23,499
Amlin PLC	29,945	211,130
Anglo American PLC	75,032	1,274,125
Antofagasta PLC	15,142	181,851
AO World PLC[a]	7,119	20,403
ARM Holdings PLC	75,032	1,284,502
Ashmore Group PLC	19,097	90,742
Ashtead Group PLC	26,668	461,458
ASOS PLC[a]	2,938	169,718
Associated British Foods PLC	19,775	868,220
AstraZeneca PLC	68,026	4,700,594

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2015

Security	Shares	Value

Avanti Communications Group PLC[a]	6,328	$22,877
AVEVA Group PLC	3,955	102,776
Aviva PLC	215,027	1,741,433
Babcock International Group PLC	7,243	112,309
BAE Systems PLC	167,918	1,310,884
Balfour Beatty PLC	38,194	142,393
Bank of Georgia Holdings PLC	2,712	74,851
Barclays PLC	875,411	3,434,519
Barratt Developments PLC	52,093	415,880
BBA Aviation PLC	29,606	156,191
Beazley PLC	34,465	149,359
Bellway PLC	6,667	204,091
Berendsen PLC	11,865	189,264
Berkeley Group Holdings PLC	6,328	244,961
Betfair Group PLC	5,900	211,438
BG Group PLC	183,964	3,343,006
BHP Billiton PLC	112,322	2,694,455
Big Yellow Group PLC	13,334	136,880
Bodycote PLC	12,543	132,615
boohoo.com PLC[a]	30,623	13,059
Booker Group PLC	83,394	185,569
Bovis Homes Group PLC	8,814	126,306
BP PLC	979,032	7,072,783
Brewin Dolphin Holdings PLC	21,357	111,392
British American Tobacco PLC	100,796	5,564,719
British Land Co. PLC (The)	46,104	589,829
Britvic PLC	14,803	165,382
BT Group PLC	424,202	2,970,999
BTG PLC[a]	21,357	236,963
Bunzl PLC	17,402	491,795
Burberry Group PLC	23,052	617,815
Bwin.Party Digital Entertainment PLC	57,291	73,647
Cable & Wireless Communications PLC	161,929	167,721
Cairn Energy PLC[a]	37,742	103,472
Capita PLC	33,900	595,976
Capital & Counties Properties PLC	37,516	227,728
Carillion PLC	24,182	121,296
Carnival PLC	9,605	441,191
Centamin PLC	82,264	80,276
Centrica PLC	274,477	1,077,284
Cineworld Group PLC	17,628	132,361
Close Brothers Group PLC	9,266	217,865
Cobham PLC	61,472	280,567
Coca-Cola HBC AGa	10,961	232,283
Compass Group PLC	86,559	1,539,036
Crest Nicholson Holdings PLC	18,758	129,315
Croda International PLC	7,119	310,152
CSR PLC	11,074	149,758
Daily Mail & General Trust PLC Class A NVS	16,159	222,994
Dairy Crest Group PLC	15,481	108,746
DCC PLC	4,520	288,889
De La Rue PLC	8,588	72,521
Debenhams PLC	86,671	119,539
Derwent London PLC	4,746	250,893
Devro PLC	6,554	29,460
Diageo PLC	134,583	3,746,552
Dignity PLC	4,862	151,675
Diploma PLC	10,961	133,912
Direct Line Insurance Group PLC	78,761	386,226
Dixons Carphone PLC	46,782	305,039
Domino Printing Sciences PLC	10,396	146,181
Domino’s Pizza Group PLC	12,091	146,696
Drax Group PLC	23,278	143,197

Security	Shares	Value

DS Smith PLC	49,042	$263,628
Dunelm Group PLC	7,571	104,829
easyJet PLC	8,701	242,421
Electrocomponents PLC	29,267	108,932
Elementis PLC	29,493	138,010
EnQuest PLC[a]	53,788	43,396
Enterprise Inns PLC[a]	49,381	88,787
Essentra PLC	13,899	205,263
esure Group PLC	25,425	85,255
Evraz PLC	14,916	43,483
Experian PLC	52,432	941,114
Fenner PLC	19,775	64,121
Fidessa Group PLC	3,164	108,623
FirstGroup PLC[a]	70,851	108,390
Flybe Group PLC[a]	13,899	12,175
Foxtons Group PLC	21,696	73,351
Fresnillo PLC	13,786	152,431
G4S PLC	85,428	384,655
Galliford Try PLC	7,119	164,758
Genus PLC	6,554	135,668
GKN PLC	81,699	441,060
GlaxoSmithKline PLC	260,126	6,054,192
Glencore PLC[a]	580,481	2,767,598
Globo PLC[a]	18,645	15,186
Go-Ahead Group PLC	3,390	128,677
Grafton Group PLC	13,899	176,001
Grainger PLC	33,674	109,759
Great Portland Estates PLC	18,080	221,581
Greencore Group PLC	26,442	144,131
Greene King PLC	11,978	152,872
Greggs PLC	6,328	115,625
Gulf Keystone Petroleum Ltd.[a,b]	70,964	43,622
GW Pharmaceuticals PLC[a]	9,605	88,415
Halfords Group PLC	13,447	93,983
Halma PLC	23,278	254,879
Hammerson PLC	34,013	349,683
Hansteen Holdings PLC	75,032	135,830
Hargreaves Lansdown PLC	13,221	249,904
Hays PLC	85,089	201,110
Helical Bar PLC	2,147	12,868
Henderson Group PLC	58,760	252,206
Hikma Pharmaceuticals PLC	8,814	277,264
Hiscox Ltd.	17,300	219,067
Home Retail Group PLC	47,912	122,886
Homeserve PLC	19,888	116,750
Howden Joinery Group PLC	37,629	269,586
HSBC Holdings PLC	1,028,752	10,246,036
Hunting PLC	8,927	80,322
ICAP PLC	30,284	258,989
IG Group Holdings PLC	21,470	243,166
Imagination Technologies Group PLC[a]	9,605	29,004
IMI PLC	14,238	273,941
Imperial Tobacco Group PLC	51,528	2,527,606
Inchcape PLC	21,809	278,845
Indivior PLC[a]	34,465	105,663
Informa PLC	29,041	248,582
Inmarsat PLC	23,165	358,124
InterContinental Hotels Group PLC	12,326	531,133
Intermediate Capital Group PLC	24,069	195,112
International Personal Finance PLC	13,786	105,441
Interserve PLC	11,074	98,619
Intertek Group PLC	8,362	335,650
Intu Properties PLC	39,889	210,257

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2015

Security	Shares	Value

Investec PLC	29,154	$280,015
ITE Group PLC	11,074	31,994
ITV PLC	203,513	793,130
J D Wetherspoon PLC	8,362	97,791
J Sainsbury PLC	68,930	288,231
John Menzies PLC	3,277	19,640
John Wood Group PLC	20,566	217,915
Johnson Matthey PLC	10,735	551,825
Jupiter Fund Management PLC	21,357	141,751
Just Eat PLC[a]	8,362	58,957
KAZ Minerals PLC[a]	20,453	82,067
Keller Group PLC	7,006	107,665
Kier Group PLC	4,181	104,152
Kingfisher PLC	125,543	677,757
Ladbrokes PLC	51,641	81,423
Laird PLC	22,939	126,764
Lancashire Holdings Ltd.	14,351	141,145
Land Securities Group PLC	39,550	759,123
Legal & General Group PLC	315,609	1,261,031
Lloyds Banking Group PLC	3,061,057	3,640,016
London Stock Exchange Group PLC	16,705	654,364
LondonMetric Property PLC	47,347	120,055
Lonmin PLC[a]	27,007	59,806
Man Group PLC	97,180	287,930
Marks & Spencer Group PLC	84,750	720,876
Marston’s PLC	46,104	112,156
Meggitt PLC	41,019	334,090
Melrose Industries PLC	53,073	216,542
Merlin Entertainments PLC[c]	26,894	180,361
Michael Page International PLC	17,741	145,451
Micro Focus International PLC	9,843	190,137
Mitchells & Butlers PLC[a]	15,933	102,347
Mitie Group PLC	27,572	121,394
Mondi PLC	19,097	388,265
Moneysupermarket.com Group PLC	32,092	138,286
Monitise PLC[a]	105,316	22,254
Morgan Advanced Materials PLC	22,600	116,729
Mothercare PLC[a]	11,197	38,156
N Brown Group PLC	14,238	74,984
Nanoco Group PLC[a,b]	8,023	13,439
National Express Group PLC	34,013	150,275
National Grid PLC	198,541	2,681,898
Next PLC	8,362	944,497
Northgate PLC	12,995	128,807
Ocado Group PLC[a]	27,346	149,605
Old Mutual PLC	251,877	909,232
Ophir Energy PLC[a]	31,075	67,811
Optimal Payments PLC[a]	8,701	39,713
Oxford Instruments PLC	4,972	71,059
Pace PLC	19,549	124,674
Paragon Group of Companies PLC (The)	20,905	137,209
Pearson PLC	43,731	887,088
Pennon Group PLC	20,905	275,639
Persimmon PLC[a]	15,594	407,389
Petra Diamonds Ltd.[a]	26,668	64,752
Petrofac Ltd.	13,673	183,645
Pets at Home Group PLC	6,667	26,741
Phoenix Group Holdings	13,447	174,307
Playtech PLC	11,300	142,743
Poundland Group PLC	8,475	40,791
Premier Farnell PLC	32,318	94,611
Premier Foods PLC[a]	30,510	21,685
Premier Oil PLC[a]	34,126	91,985

Security	Shares	Value

Provident Financial PLC	8,023	$371,730
Prudential PLC	136,730	3,422,852
QinetiQ Group PLC	41,245	128,414
Quadrise Fuels International PLC[a]	27,120	4,897
Quindell PLC	23,054	45,260
Randgold Resources Ltd.	5,085	387,905
Reckitt Benckiser Group PLC	34,465	3,085,687
Reed Elsevier PLC	59,551	990,192
Regus PLC	40,793	156,408
Renishaw PLC	1,130	43,483
Rentokil Initial PLC	113,000	233,216
Restaurant Group PLC (The)	12,995	135,796
Rexam PLC	35,595	316,990
Rightmove PLC	5,537	269,309
Rio Tinto PLC	68,478	3,035,988
Rolls-Royce Holdings PLC[a]	100,796	1,620,236
Rolls-Royce Holdings PLC New[a]	14,212,236	21,841
Rotork PLC	4,746	172,198
Royal Bank of Scotland Group PLC[a]	131,645	684,804
Royal Dutch Shell PLC Class A	210,067	6,648,487
Royal Dutch Shell PLC Class B	130,515	4,200,916
Royal Mail PLC	35,030	251,774
RPC Group PLC	17,636	162,884
RPS Group PLC	22,713	74,346
RSA Insurance Group PLC	56,048	368,299
SABMiller PLC	51,415	2,736,185
Safestore Holdings PLC	4,520	19,362
Sage Group PLC (The)	59,664	445,607
Savills PLC	10,735	136,678
Schroders PLC	5,876	293,202
SDL PLC	3,842	27,632
SEGRO PLC	34,691	228,706
Senior PLC	28,137	136,032
Serco Group PLC	60,048	123,284
Severn Trent PLC	12,882	420,674
Shaftesbury PLC	14,690	189,629
Shire PLC	31,753	2,603,289
SIG PLC	41,358	123,364
Sky PLC	55,257	914,547
Smith & Nephew PLC	48,251	828,252
Smiths Group PLC	19,775	347,957
SOCO International PLC	16,159	45,046
Spectris PLC	6,441	212,514
Speedy Hire PLC	21,470	24,416
Spirax-Sarco Engineering PLC	3,955	205,553
Spire Healthcare Group PLC[a,c]	6,441	31,724
Spirent Communications PLC	62,602	84,419
Spirit Pub Co. PLC	24,408	42,048
Sports Direct International PLC[a]	14,803	140,813
SSE PLC	52,432	1,246,493
SSP Group PLC[a]	12,430	56,981
ST Modwen Properties PLC	17,741	118,596
St. James’s Place PLC	28,250	387,463
Stagecoach Group PLC	27,459	153,220
Standard Chartered PLC	130,289	2,142,371
Standard Life PLC	101,319	728,529
Stock Spirits Group PLC	8,927	25,997
SuperGroup PLC[a]	1,582	25,041
SVG Capital PLC[a,b]	20,566	157,771
Synergy Health PLC	5,311	180,781
Synthomer PLC	25,764	126,420
TalkTalk Telecom Group PLC[b]	29,154	163,842
Tate & Lyle PLC	26,555	243,422

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2015

Security	Shares	Value

Taylor Wimpey PLC	168,031	$429,164
Ted Baker PLC	1,130	49,526
Telecity Group PLC	12,430	169,719
Telecom Plus PLC	4,633	54,609
Tesco PLC	432,790	1,469,849
Thomas Cook Group PLC[a]	78,761	174,171
Travis Perkins PLC	12,656	404,152
Trinity Mirror PLC[a]	11,978	33,869
TUI AG	19,521	366,886
Tullett Prebon PLC	18,984	104,500
Tullow Oil PLC	49,268	313,374
Tungsten Corp. PLC[a]	4,181	11,437
UBM PLC	25,315	219,606
UDG Healthcare PLC	20,227	165,521
Ultra Electronics Holdings PLC	4,972	132,643
Unilever PLC	68,139	3,001,063
UNITE Group PLC (The)	17,628	162,268
United Utilities Group PLC	37,403	558,122
Vectura Group PLC[a]	13,221	31,847
Vedanta Resources PLC	4,294	41,473
Vesuvius PLC	15,142	105,853
Victrex PLC	4,972	151,133
Vodafone Group PLC	1,417,359	5,021,670
Weir Group PLC (The)	11,300	326,467
WH Smith PLC	8,701	191,878
Whitbread PLC	9,266	748,287
William Hill PLC	37,629	208,869
Wm Morrison Supermarkets PLC	118,424	339,954
Wolseley PLC	13,334	793,412
Workspace Group PLC	11,526	149,494
WPP PLC	69,608	1,632,363
WS Atkins PLC	7,006	144,594
Xaar PLC	4,407	29,663

		170,783,106

TOTAL COMMON STOCKS (Cost: $516,672,918)		528,880,487

PREFERRED STOCKS — 0.88%

GERMANY — 0.87%
Bayerische Motoren Werke AG	2,938	269,531
Fuchs Petrolub SE	2,373	100,659
Henkel AG & Co. KGaA	9,718	1,134,686
Jungheinrich AG	577	41,037
Porsche Automobil Holding SE	8,249	788,463
Sartorius AG	365	60,409
Volkswagen AG	8,814	2,285,922

		4,680,707
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	6,671	35,104

		35,104

TOTAL PREFERRED STOCKS (Cost: $4,403,344)		4,715,811

Security	Shares	Value

RIGHTS — 0.03%

BELGIUM — 0.00%
Cofinimmo SAa	1,469	$872

		872
ITALY — 0.00%
UnipolSai SpA Class Aa	55,257	—
UnipolSai SpA Class Ba	55,257	1

		1
SPAIN — 0.03%
Banco Popular Espanol SAa	96,985	1,847
Banco Santander SAa	712,637	118,185
Merlin Properties SOCIMI SAa	7,571	11,538

		131,570
UNITED KINGDOM — 0.00%
Optimal Payments PLC[a]	10,923	23,333

		23,333

TOTAL RIGHTS (Cost: $135,392)		155,776

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	5,080,826	5,080,826
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	285,418	285,418
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	34,322	34,322

		5,400,566

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,400,566)		5,400,566

TOTAL INVESTMENTS IN SECURITIES — 100.40% (Cost: $526,612,220)		539,152,640
Other Assets, Less Liabilities — (0.40)%		(2,172,138)

NET ASSETS — 100.00%		$536,980,502

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

37

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.37%

AUSTRALIA — 19.67%
Abacus Property Group	33,796	$78,637
Adelaide Brighton Ltd.	35,945	128,149
AGL Energy Ltd.	48,745	584,019
Ainsworth Game Technology Ltd.	16,906	37,337
ALS Ltd.	30,810	128,068
Alumina Ltd.	197,500	240,677
Amcom Telecommunications Ltd.	34,049	61,769
Amcor Ltd./Australia	91,245	973,747
AMP Ltd.	226,572	1,150,884
Ansell Ltd.	13,035	268,241
APA Group	80,304	608,062
APN News & Media Ltd.[a]	82,081	60,857
ARB Corp. Ltd.	6,715	66,629
Ardent Leisure Group	37,130	58,133
Aristocrat Leisure Ltd.	34,128	223,962
Asciano Ltd.	73,786	384,693
ASX Ltd.	14,536	483,261
Atlas Iron Ltd.	21,525	2,037
Aurizon Holdings Ltd.	160,449	613,788
AusNet Services	121,107	140,897
Australia & New Zealand Banking Group Ltd.	210,298	5,638,007
Australian Agricultural Co. Ltd.[a]	65,333	83,481
Automotive Holdings Group Ltd.	22,278	75,031
Aveo Group	32,074	70,076
AWE Ltd.[a]	87,216	98,716
Bank of Queensland Ltd.	30,178	309,914
Beach Energy Ltd.	141,568	123,945
Bendigo & Adelaide Bank Ltd.	35,787	341,264
BHP Billiton Ltd.	236,605	5,966,311
BlueScope Steel Ltd.	43,292	119,513
Boral Ltd.	58,144	290,301
Brambles Ltd.	119,527	1,021,019
Breville Group Ltd.	11,139	67,651
BT Investment Management Ltd.	9,638	72,599
BWP Trust	44,319	106,268
Cabcharge Australia Ltd.	19,039	68,027
Caltex Australia Ltd.	20,698	578,414
Cardno Ltd.	14,931	40,748
carsales.com Ltd.	17,380	129,408
Challenger Ltd./Australia	40,053	223,354
Charter Hall Group	22,989	93,020
Charter Hall Retail REIT	29,072	98,831
CIMIC Group Ltd.	7,821	130,100
Coca-Cola Amatil Ltd.	44,161	357,724
Cochlear Ltd.	5,293	349,143
Commonwealth Bank of Australia	123,556	8,660,807
Computershare Ltd.	35,392	343,639
Cover-More Group Ltd.	30,573	53,052
Cromwell Property Group	110,679	96,464
Crown Resorts Ltd.	27,650	283,734
CSL Ltd.	37,367	2,681,473
CSR Ltd.	39,658	114,173
Dexus Property Group	67,495	392,887
Domino’s Pizza Enterprises Ltd.	5,214	150,642
Downer EDI Ltd.	34,444	120,353
Drillsearch Energy Ltd.[a,b]	99,698	95,544

Security	Shares	Value

DUET Group	110,289	$220,086
DuluxGroup Ltd.	30,731	153,433
Echo Entertainment Group Ltd.	61,857	221,505
Evolution Mining Ltd.	52,772	41,624
Fairfax Media Ltd.	156,657	129,124
Federation Centres	103,411	240,618
FlexiGroup Ltd./Australia	26,702	71,819
Flight Centre Travel Group Ltd.	4,187	143,427
G8 Education Ltd.	19,197	54,661
GDI Property Group	87,927	65,191
Goodman Group	128,059	631,291
GPT Group (The)	122,766	432,838
GrainCorp Ltd. Class A	19,434	151,906
GWA Group Ltd.	32,153	63,402
Harvey Norman Holdings Ltd.	42,265	146,681
iiNET Ltd.[b]	16,274	127,591
Iluka Resources Ltd.	33,417	215,078
Incitec Pivot Ltd.	128,138	403,265
Independence Group NL	22,752	105,879
Insurance Australia Group Ltd.	178,461	817,822
Investa Office Fund	46,215	135,602
Invocare Ltd.	11,218	118,654
IOOF Holdings Ltd.	21,093	167,702
Iress Ltd.	17,222	141,408
James Hardie Industries PLC	33,812	389,637
JB Hi-Fi Ltd.[b]	8,058	124,509
Karoon Gas Australia Ltd.[a,b]	28,993	62,888
Lend Lease Group	40,448	512,049
Liquefied Natural Gas Ltd.[a,b]	17,459	62,795
M2 Group Ltd.	18,881	163,518
Macquarie Atlas Roads Group	33,180	85,317
Macquarie Group Ltd.	21,962	1,350,637
Magellan Financial Group Ltd.	8,137	128,104
Mantra Group Ltd.	12,640	35,891
McMillan Shakespeare Ltd.	6,478	59,270
Medibank Pvt Ltd.[a]	211,878	369,332
Mesoblast Ltd.[a,b]	16,274	46,210
Metcash Ltd.	71,495	74,719
Mineral Resources Ltd.	12,403	63,589
Mirvac Group	271,918	431,095
MMA Offshore Ltd.	80,501	44,447
Monadelphous Group Ltd.	6,106	47,776
Myer Holdings Ltd.	52,219	56,839
National Australia Bank Ltd.	180,357	5,230,774
Navitas Ltd.	17,617	64,336
Newcrest Mining Ltd.[a]	63,358	722,119
Nine Entertainment Co. Holdings Ltd.	41,633	76,184
Novion Property Group	152,707	297,506
Nufarm Ltd./Australia	24,016	138,092
Orica Ltd.	28,677	456,903
Origin Energy Ltd.	85,083	854,971
Orora Ltd.	97,881	170,620
OZ Minerals Ltd.	27,413	101,407
OzForex Group Ltd.	25,517	45,486
Pacific Brands Ltd.	117,552	40,333
Pact Group Holdings Ltd.	20,303	65,978
PanAust Ltd.	46,057	63,391
Perpetual Ltd.	3,634	155,240
Platinum Asset Management Ltd.	16,748	99,867
Premier Investments Ltd.	7,979	80,556
Primary Health Care Ltd.	43,134	168,749
Qantas Airways Ltd.[a]	50,481	134,979
QBE Insurance Group Ltd.	96,222	1,039,763

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2015

Security	Shares	Value

Qube Holdings Ltd.	56,090	$123,432
Ramsay Health Care Ltd.	10,033	495,308
REA Group Ltd.	4,108	153,034
Recall Holdings Ltd.	27,571	158,750
Regis Resources Ltd.[a]	49,375	48,875
Rio Tinto Ltd.	33,733	1,520,584
SAI Global Ltd.	18,960	59,071
Sandfire Resources NL	11,613	45,066
Santos Ltd.	74,418	487,187
Scentre Group	385,442	1,137,025
Seek Ltd.	24,806	317,943
Senex Energy Ltd.[a]	171,351	54,737
Seven West Media Ltd.	62,647	62,507
Seven West Media Ltd. New	47,402	46,735
Shopping Centres Australasia Property Group	63,516	106,709
Sigma Pharmaceuticals Ltd.	114,313	78,443
Sims Metal Management Ltd.	15,484	131,778
Sirius Resources NLa	20,856	47,706
Sirtex Medical Ltd.	4,859	81,441
SKILLED Group Ltd.	39,421	40,266
Slater & Gordon Ltd.	25,375	126,892
Sonic Healthcare Ltd.	28,756	450,677
Southern Cross Media Group Ltd.	91,087	76,874
Steadfast Group Ltd.	59,961	71,414
Stockland	171,746	601,463
STW Communications Group Ltd.	71,179	36,212
Suncorp Group Ltd.	98,118	1,014,977
Sundance Energy Australia Ltd.[a,b]	70,547	33,665
Super Retail Group Ltd.	12,640	98,502
Sydney Airport	79,000	335,858
Tabcorp Holdings Ltd.	62,647	240,640
Tassal Group Ltd.	20,540	52,491
Tatts Group Ltd.	105,702	336,825
Telstra Corp. Ltd.	328,087	1,612,191
Ten Network Holdings Ltd.[a]	224,676	36,329
Toll Holdings Ltd.	52,219	369,866
Tox Free Solutions Ltd.	29,546	70,379
TPG Telecom Ltd.	21,172	149,293
Transfield Services Ltd.[a]	55,458	63,208
Transpacific Industries Group Ltd.	136,117	82,132
Transurban Group	131,693	1,030,419
Treasury Wine Estates Ltd.	49,849	219,003
UXC Ltd.	28,677	16,964
Veda Group Ltd.	33,733	60,930
Village Roadshow Ltd.	12,640	56,130
Virgin Australia Holdings Ltd.[a]	156,183	62,827
Virtus Health Ltd.	14,062	84,738
Wesfarmers Ltd.	86,301	2,975,336
Western Areas Ltd.	18,091	52,654
Westfield Corp.	150,100	1,118,798
Westpac Banking Corp.	238,343	6,854,225
Whitehaven Coal Ltd.[a]	66,439	86,466
Woodside Petroleum Ltd.	56,959	1,574,671
Woolworths Ltd.	96,538	2,244,735
WorleyParsons Ltd.	16,274	146,974

		82,497,318
HONG KONG — 9.24%
AIA Group Ltd.	932,200	6,229,780
ASM Pacific Technology Ltd.[b]	23,700	265,401
Bank of East Asia Ltd. (The)	94,800	412,166
BOC Hong Kong Holdings Ltd.	276,500	1,075,515

Security	Shares	Value

Brightoil Petroleum Holdings Ltd.[a,b]	316,000	$101,105
Cathay Pacific Airways Ltd.	79,000	203,637
Century City International Holdings Ltd.	2,528,000	238,086
Champion REIT	158,000	85,613
Cheung Kong Infrastructure Holdings Ltd.	79,000	670,636
China Public Procurement Ltd.[a,b]	1,896,000	62,375
Citic Telecom International Holdings Ltd.	237,000	97,844
CK Hutchison Holdings Ltd.	79,000	1,717,358
CK Life Sciences International Holdings Inc.	632,000	72,567
CLP Holdings Ltd.	158,000	1,385,098
Dah Sing Banking Group Ltd.	94,800	206,695
Emperor Watch & Jewellery Ltd.	1,580,000	73,383
Esprit Holdings Ltd.[b]	150,100	142,525
FIH Mobile Ltd.[a]	237,000	126,585
First Pacific Co. Ltd./Hong Kong	316,000	306,576
G-Resources Group Ltd.[a]	4,977,000	163,735
Galaxy Entertainment Group Ltd.	168,000	812,783
Giordano International Ltd.	316,000	158,180
Global Brands Group Holding Ltd.[a]	790,065	162,067
Hang Lung Properties Ltd.	158,000	535,082
Hang Seng Bank Ltd.	63,200	1,233,644
Henderson Land Development Co. Ltd.	79,200	636,571
Hilong Holding Ltd.[b]	158,000	59,929
HKT Trust & HKT Ltd.	237,720	318,344
Hong Kong & China Gas Co. Ltd.	474,000	1,131,316
Hong Kong Exchanges and Clearing Ltd.	47,800	1,829,081
Hopewell Holdings Ltd.	39,500	152,116
Hsin Chong Construction Group Ltd.	474,000	59,318
Hutchison Telecommunications Hong Kong Holdings Ltd.	316,000	146,358
Hutchison Whampoa Ltd.	158,000	2,327,861
Hysan Development Co. Ltd.	79,000	365,894
IGG Inc.[b]	158,000	137,796
IRC Ltd.[a]	790,000	54,018
Johnson Electric Holdings Ltd.	39,750	147,951
K Wah International Holdings Ltd.	158,000	91,524
Kerry Logistics Network Ltd.	79,000	127,604
Kerry Properties Ltd.	39,500	161,544
Kowloon Development Co. Ltd.	79,000	101,105
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	158,000	71,344
Li & Fung Ltd.	474,000	483,714
Link REIT (The)	158,000	981,493
Macau Legend Development Ltd.[a,b]	158,000	59,929
Man Wah Holdings Ltd.	126,400	164,377
Melco International Development Ltd.[b]	79,000	134,127
MGM China Holdings Ltd.	63,200	119,858
MTR Corp. Ltd.	118,500	584,004
New World Development Co. Ltd.	395,000	524,890
Newocean Energy Holdings Ltd.	158,000	88,059
NWS Holdings Ltd.	158,000	269,070
Pacific Basin Shipping Ltd.	237,000	88,059
Pacific Textiles Holdings Ltd.[b]	79,000	109,666
PCCW Ltd.	316,000	210,771
Polytec Asset Holdings Ltd.	395,000	56,056
Power Assets Holdings Ltd.	118,500	1,199,348
Sa Sa International Holdings Ltd.[b]	158,000	80,517
Samson Holding Ltd.	237,000	34,551
Sands China Ltd.	189,600	776,633
Shangri-La Asia Ltd.	158,000	240,532
Shun Tak Holdings Ltd.	316,000	183,864
Singamas Container Holdings Ltd.	790,000	149,823
Sino Land Co. Ltd.	158,000	279,262
SITC International Holdings Co. Ltd.	158,000	117,208
Sitoy Group Holdings Ltd.	79,000	49,024

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2015

Security	Shares	Value

SJM Holdings Ltd.[b]	158,000	$201,191
SmarTone Telecommunications Holdings Ltd.	79,000	144,319
SOCAM Development Ltd.[a]	158,000	141,669
SPT Energy Group Inc.[b]	158,000	35,672
Stella International Holdings Ltd.[b]	79,000	214,033
Sun Hung Kai & Co. Ltd.	158,000	164,703
Sun Hung Kai Properties Ltd.	158,000	2,631,584
SUNeVision Holdings Ltd.	158,000	55,037
Sunlight REIT	158,000	79,906
Swire Pacific Ltd. Class A	39,500	534,572
Swire Properties Ltd.	94,800	326,553
Techtronic Industries Co. Ltd.	118,500	421,186
Town Health International Medical Group Ltd.[b]	474,000	154,104
Trinity Ltd.	158,000	34,653
Truly International Holdings Ltd.	158,000	74,606
Value Partners Group Ltd.	158,000	293,531
VTech Holdings Ltd.[b]	15,800	219,944
WH Group Ltd.[a,c]	39,500	27,620
Wharf Holdings Ltd. (The)	79,000	571,264
Wheelock & Co. Ltd.	79,000	446,411
Wynn Macau Ltd.	126,400	257,329
Xinyi Glass Holdings Ltd.	158,000	105,589
Yue Yuen Industrial Holdings Ltd.	39,500	150,333

		38,728,754
JAPAN — 65.19%
Accordia Golf Co. Ltd.	7,900	80,538
Acom Co. Ltd.[a]	31,600	105,624
ADEKA Corp.	7,900	111,763
Aderans Co. Ltd.	7,900	74,069
Advance Residence Investment Corp.	79	186,030
Advantest Corp.	15,800	187,086
Aeon Co. Ltd.	47,400	590,569
AEON Financial Service Co. Ltd.	7,900	202,336
Aeon Mall Co. Ltd.	7,900	147,873
AEON REIT Investment Corp.[b]	79	108,991
Aica Kogyo Co. Ltd.	7,900	181,607
Aida Engineering Ltd.	7,900	90,308
Aiful Corp.[a,b]	23,700	82,189
Aisin Seiki Co. Ltd.	15,800	724,843
Ajinomoto Co. Inc.	79,000	1,756,656
Alpine Electronics Inc.	7,900	161,472
Alps Electric Co. Ltd.	15,800	394,373
Amada Holdings Co Ltd.	31,600	320,568
Amano Corp.	7,900	102,455
ANA Holdings Inc.	79,000	219,037
Anritsu Corp.	15,800	113,810
AOKI Holdings Inc.	7,900	109,651
Aozora Bank Ltd.	79,000	295,747
Artnature Inc.	7,900	73,607
Asahi Diamond Industrial Co. Ltd.	7,900	97,504
Asahi Glass Co. Ltd.	79,000	532,080
Asahi Group Holdings Ltd.	31,600	1,018,081
Asahi Kasei Corp.	79,000	747,288
ASICS Corp.	15,800	405,331
Astellas Pharma Inc.	165,900	2,591,711
Autobacs Seven Co. Ltd.	7,900	123,448
Azbil Corp.	7,900	208,607
Bandai Namco Holdings Inc.	15,800	325,057
Bank of Saga Ltd. (The)	79,000	209,267
Bank of the Ryukyus Ltd.	7,900	116,054
Bank of Yokohama Ltd. (The)	79,000	504,090

Security	Shares	Value

Benesse Holdings Inc.	7,900	$247,556
BIC Camera Inc.[b]	7,900	78,822
Bridgestone Corp.	47,400	1,988,764
Brother Industries Ltd.	15,800	253,365
Calbee Inc.	7,900	322,153
Canon Inc.	86,900	3,110,159
Canon Marketing Japan Inc.	7,900	148,401
Capcom Co. Ltd.	7,900	147,873
Casio Computer Co. Ltd.	15,800	321,492
Cawachi Ltd.	7,900	126,749
Central Japan Railway Co.	7,900	1,416,349
Chiba Bank Ltd. (The)	79,000	652,227
Chubu Electric Power Co. Inc.	47,400	628,396
Chugai Pharmaceutical Co. Ltd.	15,800	482,569
Chugoku Bank Ltd. (The)	15,800	254,553
Chugoku Electric Power Co. Inc. (The)	23,700	346,974
Citizen Holdings Co. Ltd.	23,700	186,756
CKD Corp.	7,900	72,682
Coca-Cola East Japan Co. Ltd.	7,900	148,005
Coca-Cola West Co. Ltd.	7,900	125,824
Colowide Co. Ltd.	7,900	109,123
COMSYS Holdings Corp.	7,900	110,707
Corona Corp.	15,800	153,022
Cosmo Oil Co. Ltd.[a]	79,000	117,506
Credit Saison Co. Ltd.	8,500	161,590
Dai Nippon Printing Co. Ltd.	79,000	820,235
Dai-ichi Life Insurance Co. Ltd. (The)	79,000	1,303,134
Daibiru Corp.	7,900	78,162
Daifuku Co. Ltd.	7,900	106,086
Daihatsu Motor Co. Ltd.	15,800	229,204
Daiichi Sankyo Co. Ltd.	47,400	826,044
Daikin Industries Ltd.	15,800	1,069,969
Daiseki Co. Ltd.	7,900	141,272
Daito Trust Construction Co. Ltd.	7,900	922,558
Daiwa House Industry Co. Ltd.	63,200	1,414,303
Daiwa House Residential Investment Corp.	2	4,360
Daiwa Securities Group Inc.	158,000	1,320,297
DCM Holdings Co. Ltd.	15,800	131,898
Dena Co. Ltd.	7,900	158,040
Denso Corp.	39,500	1,968,564
Dentsu Inc.	15,800	736,726
DIC Corp.	79,000	240,294
DMG Mori Seiki Co. Ltd.	15,800	260,231
Don Quijote Holdings Co. Ltd.	7,900	602,056
Duskin Co. Ltd.	7,900	135,595
East Japan Railway Co.	23,700	2,098,283
EDION Corp.	15,800	115,394
Eighteenth Bank Ltd. (The)	79,000	258,778
Eiken Chemical Co. Ltd.	7,900	156,719
Eisai Co. Ltd.	15,800	1,060,463
Electric Power Development Co. Ltd.	7,900	266,700
EPS Holdings Inc.	7,900	92,553
Euglena Co. Ltd.[a,b]	7,900	124,834
FamilyMart Co. Ltd.	7,900	340,637
Fancl Corp.	7,900	102,917
FANUC Corp.	15,800	3,502,089
Fast Retailing Co. Ltd.	7,900	3,122,173
FCC Co. Ltd.	7,900	128,795
Fudo Tetra Corp.	15,800	29,971
Fuji Electric Co. Ltd.	79,000	373,644
Fuji Heavy Industries Ltd.	47,400	1,594,061
Fuji Machine Manufacturing Co. Ltd.	7,900	97,636
Fuji Oil Co. Ltd./Osaka	7,900	115,130

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2015

Security	Shares	Value

FUJIFILM Holdings Corp.	39,500	$1,496,887
Fujitec Co. Ltd.	7,900	86,678
Fujitsu Ltd.	158,000	1,047,260
Fukuoka Financial Group Inc.	79,000	455,503
Fukuoka REIT Corp.	79	143,714
Furukawa Electric Co. Ltd.	79,000	145,233
Glory Ltd.	7,900	219,830
GLP J-REIT	158	162,133
GMO Internet Inc.	7,900	99,748
Godo Steel Ltd.	79,000	128,729
Gree Inc.	15,800	101,927
Gulliver International Co. Ltd.	7,900	61,658
GungHo Online Entertainment Inc.	31,600	129,917
Hachijuni Bank Ltd. (The)	79,000	618,559
Hakuhodo DY Holdings Inc.	15,800	169,658
Hamamatsu Photonics KK	15,800	462,104
Hankyu Hanshin Holdings Inc.	79,000	477,948
Haseko Corp.	23,700	235,871
Hazama Ando Corp.	15,800	90,044
Heiwa Real Estate REIT Inc.	79	63,770
Heiwado Co. Ltd.	7,900	189,991
Hino Motors Ltd.	23,700	310,930
Hisamitsu Pharmaceutical Co. Inc.	7,900	341,297
Hitachi Chemical Co. Ltd.	7,900	153,485
Hitachi Construction Machinery Co. Ltd.	7,900	140,810
Hitachi High-Technologies Corp.	7,900	230,392
Hitachi Ltd.	395,000	2,704,299
Hitachi Transport System Ltd.	7,900	127,805
Hitachi Zosen Corp.	23,700	131,304
Hokkaido Electric Power Co. Inc.[a]	15,800	145,893
Hokuetsu Kishu Paper Co. Ltd.	15,800	86,083
Hokuhoku Financial Group Inc.	79,000	189,463
Hokuriku Electric Power Co.	15,800	234,221
Honda Motor Co. Ltd.	126,400	4,268,786
House Foods Group Inc.	7,900	161,208
Hoya Corp.	31,600	1,225,500
Hulic Co. Ltd.	15,800	170,186
Hulic Reit Inc.	79	123,382
IBIDEN Co. Ltd.	7,900	138,631
Ichigo Group Holdings Co. Ltd.	23,700	65,553
Ichigo Real Estate Investment Corp.	158	118,563
Ichiyoshi Securities Co. Ltd.	7,900	85,159
Idemitsu Kosan Co. Ltd.	7,900	153,419
IHI Corp.	79,000	364,402
Iida Group Holdings Co. Ltd.	15,800	214,152
Iino Kaiun Kaisha Ltd.	15,800	83,443
INPEX Corp.	71,100	897,142
Invesco Office J-Reit Inc.	158	150,778
Invincible Investment Corp.	237	123,976
Isetan Mitsukoshi Holdings Ltd.	23,700	384,999
Isuzu Motors Ltd.	39,500	525,973
IT Holdings Corp.	7,900	157,181
Ito EN Ltd.	7,900	164,377
ITOCHU Corp.	118,500	1,465,530
Itochu-Shokuhin Co. Ltd.	7,900	278,253
Itoki Corp.	7,900	47,069
Iyo Bank Ltd. (The)	15,800	197,516
J Front Retailing Co. Ltd.	39,500	658,168
J Trust Co. Ltd.	7,900	81,330
Japan Airlines Co. Ltd.	15,800	528,119
Japan Communications Inc.[a]	15,800	58,753
Japan Display Inc.[a]	23,700	98,230
Japan Excellent Inc.	79	104,502

Security	Shares	Value

Japan Exchange Group Inc.	23,700	$691,176
Japan Hotel REIT Investment Corp.	158	116,582
Japan Logistics Fund Inc.	79	167,678
Japan Prime Realty Investment Corp.	79	284,194
Japan Real Estate Investment Corp.	79	373,644
Japan Rental Housing Investments Inc.	158	111,565
Japan Retail Fund Investment Corp.	158	336,676
Japan Securities Finance Co. Ltd.	15,800	103,907
Japan Tobacco Inc.	86,900	3,057,875
JFE Holdings Inc.	39,500	894,502
Joyo Bank Ltd. (The)	79,000	433,058
JSP Corp.	7,900	149,854
JSR Corp.	15,800	270,793
JTEKT Corp.	15,800	270,661
JX Holdings Inc.	173,800	759,131
Kadokawa Dwango[a]	7,900	124,504
Kagome Co. Ltd.	7,900	123,646
Kajima Corp.	79,000	378,265
Kakaku.com Inc.	15,800	245,443
Kamei Corp.	15,800	115,922
Kansai Electric Power Co. Inc. (The)[a]	55,300	557,760
Kao Corp.	39,500	1,897,598
Kawasaki Heavy Industries Ltd.	79,000	407,972
Kawasaki Kisen Kaisha Ltd.	79,000	204,646
KDDI Corp.	142,200	3,374,680
Keikyu Corp.	79,000	629,122
Keio Corp.	79,000	611,298
Keiyo Co. Ltd.	23,700	110,311
Kenedix Inc.	15,800	63,242
Kewpie Corp.	7,900	191,971
KEY Coffee Inc.	7,900	119,289
Keyence Corp.	7,900	4,243,436
Kikkoman Corp.	79,000	2,267,611
Kintetsu Group Holdings Co. Ltd.	158,000	561,126
Kirin Holdings Co. Ltd.	63,200	837,597
Kitz Corp.	15,800	80,670
Kiyo Bank Ltd. (The)	7,900	113,678
Kobe Steel Ltd.	237,000	431,737
Koei Tecmo Holdings Co. Ltd.	7,900	120,411
Kohnan Shoji Co. Ltd.	7,900	88,196
Koito Manufacturing Co. Ltd.	7,900	278,583
Kokuyo Co. Ltd.	7,900	72,022
Komatsu Ltd.	71,100	1,438,398
Komori Corp.	7,900	98,692
Konami Corp.	7,900	145,827
Konica Minolta Inc.	39,500	438,669
Konishi Co. Ltd.	7,900	138,961
Kubota Corp.	79,000	1,238,769
Kuraray Co. Ltd.	23,700	322,021
Kurita Water Industries Ltd.	7,900	205,966
Kuroda Electric Co. Ltd.	7,900	141,932
Kyocera Corp.	23,700	1,241,938
KYORIN Holdings Inc.	7,900	181,937
Kyowa Exeo Corp.	7,900	92,817
Kyushu Electric Power Co. Inc.[a]	31,600	337,204
Lawson Inc.	7,900	569,048
Leopalace21 Corp.[a]	15,800	91,629
Lintec Corp.	7,900	194,546
LIXIL Group Corp.	23,700	495,706
M3 Inc.	15,800	299,179
Makita Corp.	7,900	398,070
Marubeni Corp.	150,100	932,935
Maruha Nichiro Corp.	7,900	109,651

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2015

Security	Shares	Value

Marui Group Co. Ltd.	15,800	$171,903
Marusan Securities Co. Ltd.	15,800	159,492
Matsuda Sangyo Co. Ltd.	7,900	102,059
Matsui Securities Co. Ltd.	7,900	74,003
Mazda Motor Corp.	47,400	932,196
McDonald’s Holdings Co. Japan Ltd.	7,900	171,309
Medipal Holdings Corp.	7,900	108,330
MEGMILK SNOW BRAND Co. Ltd.	7,900	94,863
MEIJI Holdings Co. Ltd.	7,900	905,724
Message Co. Ltd.	7,900	243,925
Mie Bank Ltd. (The)	79,000	182,861
Ministop Co. Ltd.	7,900	117,176
Miraca Holdings Inc.	7,900	396,749
MIRAIT Holdings Corp.	7,900	89,648
MISUMI Group Inc.	7,900	298,057
Mitsubishi Chemical Holdings Corp.	102,700	641,328
Mitsubishi Corp.	110,600	2,394,161
Mitsubishi Electric Corp.	158,000	2,064,945
Mitsubishi Estate Co. Ltd.	79,000	1,863,600
Mitsubishi Heavy Industries Ltd.	237,000	1,322,344
Mitsubishi Materials Corp.	79,000	286,505
Mitsubishi Motors Corp.	47,400	438,471
Mitsubishi Tanabe Pharma Corp.	15,800	268,681
Mitsubishi UFJ Financial Group Inc.	979,600	7,006,264
Mitsubishi UFJ Lease & Finance Co. Ltd.	39,500	213,228
Mitsui & Co. Ltd.	134,300	1,885,946
Mitsui Chemicals Inc.	79,000	262,079
Mitsui Engineering & Shipbuilding Co. Ltd.	79,000	142,592
Mitsui Fudosan Co. Ltd.	79,000	2,351,120
Mitsui Mining & Smelting Co. Ltd.	79,000	188,803
Mitsui OSK Lines Ltd.	79,000	279,243
Mitsumi Electric Co. Ltd.	15,800	118,299
Mizuho Financial Group Inc.	1,761,700	3,366,765
Monex Group Inc.	39,500	108,264
Mori Hills REIT Investment Corp.	79	108,726
MORI TRUST Sogo REIT Inc.	79	155,795
MOS Food Services Inc.	7,900	162,529
Moshi Moshi Hotline Inc.	7,900	85,621
MS&AD Insurance Group Holdings Inc.	39,500	1,136,281
Murata Manufacturing Co. Ltd.	15,800	2,240,545
Nabtesco Corp.	7,900	218,179
Nagase & Co. Ltd.	7,900	105,030
Nagoya Railroad Co. Ltd.	79,000	312,910
NanoCarrier Co. Ltd.[a]	7,900	75,323
NEC Corp.	158,000	530,760
NET One Systems Co. Ltd.	200	1,437
Neturen Co. Ltd.	23,700	178,240
Nexon Co. Ltd.	7,900	100,541
NGK Insulators Ltd.	79,000	1,785,042
NGK Spark Plug Co. Ltd.	15,800	444,940
NHK Spring Co. Ltd.	15,800	181,673
Nichi-Iko Pharmaceutical Co. Ltd.	7,900	167,018
Nichicon Corp.	15,800	146,949
Nichii Gakkan Co.	7,900	73,409
Nidec Corp.	15,800	1,182,987
NIFTY Corp.	7,900	101,069
Nihon Nohyaku Co. Ltd.	7,900	83,311
Nihon Parkerizing Co. Ltd.	15,800	180,221
Nihon Unisys Ltd.	7,900	75,389
Nikkiso Co. Ltd.	7,900	74,003
Nikon Corp.	23,700	337,072
Nintendo Co. Ltd.	7,900	1,341,422
Nippon Building Fund Inc.	79	392,788

Security	Shares	Value

Nippon Coke & Engineering Co. Ltd.	55,300	$54,066
Nippon Express Co. Ltd.	79,000	455,503
Nippon Konpo Unyu Soko Co. Ltd.	7,900	139,423
Nippon Light Metal Holdings Co. Ltd.	47,400	73,673
Nippon Paint Holdings Co. Ltd.	7,900	266,040
Nippon Paper Industries Co. Ltd.	7,900	138,301
Nippon Prologis REIT Inc.	79	170,979
Nippon Sheet Glass Co. Ltd.[a]	158,000	161,076
Nippon Signal Co. Ltd. (The)	7,900	76,115
Nippon Steel & Sumitomo Metal Corp.	553,000	1,446,386
Nippon Suisan Kaisha Ltd.	23,700	72,088
Nippon Telegraph & Telephone Corp.	31,600	2,134,657
Nippon Yakin Kogyo Co. Ltd.[a]	31,600	63,638
Nippon Yusen KK	158,000	499,072
Nipro Corp.	7,900	75,785
Nishi-Nippon City Bank Ltd. (The)	79,000	252,837
Nishimatsuya Chain Co. Ltd.	15,800	146,685
Nissan Chemical Industries Ltd.	7,900	157,049
Nissan Motor Co. Ltd.	189,600	1,982,031
Nissan Shatai Co. Ltd.	7,900	101,993
Nisshin Seifun Group Inc.	16,500	193,582
Nisshin Steel Co. Ltd.	15,800	212,040
Nissin Foods Holdings Co. Ltd.	7,900	378,925
Nitori Holdings Co. Ltd.	7,900	608,657
Nitto Denko Corp.	15,800	1,016,233
Nitto Kohki Co. Ltd.	7,900	160,152
NOK Corp.	7,900	250,526
Nomura Holdings Inc.	260,700	1,684,845
Nomura Real Estate Holdings Inc.	7,900	161,208
Nomura Real Estate Master Fund Inc.	79	102,719
Nomura Research Institute Ltd.	7,900	313,241
North Pacific Bank Ltd.	31,600	125,164
NSD Co. Ltd.	8,600	125,116
NSK Ltd.	63,200	996,032
NTT Data Corp.	7,900	355,160
NTT DOCOMO Inc.	118,500	2,104,224
NTT Urban Development Corp.	7,900	82,981
Obayashi Corp.	79,000	530,099
OBIC Co. Ltd.	7,900	331,395
Odakyu Electric Railway Co. Ltd.	79,000	796,800
Oji Holdings Corp.	79,000	352,519
Okabe Co. Ltd.	7,900	69,382
Okamoto Industries Inc.	79,000	308,950
Oki Electric Industry Co. Ltd.	79,000	162,397
Olympus Corp.[a]	15,800	573,009
Omron Corp.	15,800	728,804
Ono Pharmaceutical Co. Ltd.	7,900	856,213
Onoken Co. Ltd.	23,700	212,502
Orient Corp.[a]	63,200	102,455
Oriental Land Co. Ltd./Japan	31,600	2,140,994
ORIX Corp.	102,700	1,591,520
Orix JREIT Inc.	158	233,693
Osaka Gas Co. Ltd.	158,000	672,295
OSG Corp.	7,900	164,443
OSJB Holdings Corp.	15,800	32,743
Otsuka Holdings Co. Ltd.	31,600	1,001,710
Paltac Corp.	7,900	113,612
Panasonic Corp.	173,800	2,503,812
Park24 Co. Ltd.	7,900	157,974
Penta-Ocean Construction Co. Ltd.	23,700	89,120
Pioneer Corp.[a]	31,600	60,998
Proto Corp.	7,900	115,724
Rakuten Inc.	63,200	1,107,201

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2015

Security	Shares	Value

Recruit Holdings Co. Ltd.	7,900	$266,700
Resona Holdings Inc.	165,900	889,597
Resorttrust Inc.	7,900	206,627
Ricoh Co. Ltd.	55,300	577,630
Ringer Hut Co. Ltd.	7,900	154,475
Rohm Co. Ltd.	7,900	550,564
Rohto Pharmaceutical Co. Ltd.	7,900	113,810
Round One Corp.	15,800	84,103
Royal Holdings Co. Ltd.	7,900	145,497
Saizeriya Co. Ltd.	7,900	161,208
Sakata Seed Corp.	7,900	136,981
Sanrio Co. Ltd.[b]	7,900	212,568
Santen Pharmaceutical Co. Ltd.	39,500	521,848
SBI Holdings Inc./Japan	15,800	211,380
Secom Co. Ltd.	15,800	1,121,197
Sega Sammy Holdings Inc.	15,800	221,414
Seibu Holdings Inc.	7,900	229,402
Seikagaku Corp.	7,900	133,614
Seiko Epson Corp.	17,000	298,462
Sekisui Chemical Co. Ltd.	79,000	1,059,539
Sekisui House Ltd.	39,500	616,084
Sekisui House SI Residential Investment Corp.	79	87,734
Sekisui Plastics Co. Ltd.	79,000	324,793
Senshu Ikeda Holdings Inc.	39,500	175,269
Seven & I Holdings Co. Ltd.	55,300	2,391,389
Seven Bank Ltd.	47,400	256,270
Sharp Corp./Japan[a,b]	158,000	343,277
Shikoku Electric Power Co. Inc.	15,800	214,944
Shimachu Co. Ltd.	7,900	204,316
Shimano Inc.	7,900	1,129,514
Shimizu Corp.	79,000	571,029
Shin-Etsu Chemical Co. Ltd.	31,600	1,942,158
Shin-Etsu Polymer Co. Ltd.	23,700	116,648
Shinko Electric Industries Co. Ltd.	7,900	63,308
Shinko Plantech Co. Ltd.	15,800	120,147
Shinsei Bank Ltd.	158,000	324,793
Shionogi & Co. Ltd.	23,700	781,286
Shiseido Co. Ltd.	23,700	428,271
Shizuoka Bank Ltd. (The)	79,000	874,037
Showa Aircraft Industry Co. Ltd.	7,900	80,538
Showa Corp.	7,900	83,773
Showa Denko KK	158,000	216,529
Showa Shell Sekiyu KK	15,800	152,890
SKY Perfect JSAT Holdings Inc.	15,800	99,022
SMC Corp./Japan	7,900	2,388,418
SoftBank Corp.	71,100	4,458,975
Sohgo Security Services Co. Ltd.	7,900	257,788
Sojitz Corp.	126,400	248,216
Sompo Japan Nipponkoa Holdings Inc.	23,700	778,315
Sony Corp.[a]	79,000	2,405,912
Sony Financial Holdings Inc.	15,800	285,184
Square Enix Holdings Co. Ltd.	7,900	167,018
Stanley Electric Co. Ltd.	7,900	178,438
Star Micronics Co. Ltd.	7,900	129,323
Start Today Co. Ltd.	7,900	195,734
Sumco Corp.[b]	15,800	240,954
Sumitomo Chemical Co. Ltd.	79,000	445,600
Sumitomo Corp.	86,900	1,030,063
Sumitomo Dainippon Pharma Co. Ltd.	15,800	178,108
Sumitomo Electric Industries Ltd.	55,300	784,653
Sumitomo Forestry Co. Ltd.	7,900	92,025
Sumitomo Heavy Industries Ltd.	79,000	495,112
Sumitomo Metal Mining Co. Ltd.	79,000	1,166,813

Security	Shares	Value

Sumitomo Mitsui Construction Co. Ltd.	63,200	$88,196
Sumitomo Mitsui Financial Group Inc.	94,800	4,152,600
Sumitomo Mitsui Trust Holdings Inc.	237,000	1,050,231
Sumitomo Realty & Development Co. Ltd.	79,000	3,064,410
Sumitomo Rubber Industries Ltd.	15,800	293,238
Suntory Beverage & Food Ltd.	7,900	337,336
Suruga Bank Ltd.	7,900	175,203
Suzuken Co. Ltd./Aichi Japan	8,600	269,850
Suzuki Motor Corp.	31,600	1,025,211
Sysmex Corp.	7,900	438,339
T&D Holdings Inc.	47,400	687,017
Taiheiyo Cement Corp.	79,000	249,536
Taisei Corp.	79,000	458,803
Taiyo Yuden Co. Ltd.	7,900	117,110
Takara Bio Inc.	7,900	89,054
Takasago Thermal Engineering Co. Ltd.	7,900	102,785
Takeda Pharmaceutical Co. Ltd.	63,200	3,251,629
Tatsuta Electric Wire and Cable Co. Ltd.	7,900	34,658
TDK Corp.	7,900	571,029
Teijin Ltd.	79,000	268,681
Terumo Corp.	23,700	611,958
THK Co. Ltd.	7,900	200,685
Tobu Railway Co. Ltd.	79,000	376,945
Tocalo Co. Ltd.	7,900	156,059
Toho Co. Ltd./Tokyo	7,900	196,790
Toho Holdings Co. Ltd.	7,900	137,773
Tohoku Electric Power Co. Inc.	31,600	397,938
Tohokushinsha Film Corp.	15,800	130,974
Tokai Rika Co. Ltd.	7,900	193,688
Tokai Tokyo Financial Holdings Inc.	15,800	122,260
Tokio Marine Holdings Inc.	55,300	2,264,772
Tokyo Broadcasting System Holdings Inc.	7,900	104,370
Tokyo Electric Power Co. Inc.[a]	110,600	452,862
Tokyo Electron Ltd.	15,800	871,396
Tokyo Gas Co. Ltd.	158,000	914,306
Tokyo Seimitsu Co. Ltd.	7,900	171,243
Tokyo Steel Manufacturing Co. Ltd.	15,800	110,113
Tokyo Tatemono Co. Ltd.	79,000	576,310
Tokyu Construction Co. Ltd.	7,900	46,540
Tokyu Corp.	79,000	527,459
Tokyu Fudosan Holdings Corp.	39,500	294,426
TOKYU REIT Inc.	79	106,350
TOMONY Holdings Inc.	47,400	225,375
Topcon Corp.	7,900	205,306
Toppan Forms Co. Ltd.	7,900	95,391
Toppan Printing Co. Ltd.	79,000	664,770
Topre Corp.	7,900	127,739
TOPY Industries Ltd.	79,000	190,123
Toray Industries Inc.	79,000	687,545
Toshiba Corp.	316,000	1,270,654
Tosoh Corp.	79,000	425,136
Towa Bank Ltd. (The)	237,000	205,966
Toyo Construction Co. Ltd.	15,800	61,262
Toyo Seikan Group Holdings Ltd.	15,800	251,121
Toyo Suisan Kaisha Ltd.	7,900	276,602
Toyobo Co. Ltd.	79,000	120,807
Toyoda Gosei Co. Ltd.	7,900	183,587
Toyota Boshoku Corp.	7,900	117,440
Toyota Industries Corp.	15,800	900,443
Toyota Motor Corp.	213,300	14,897,313
Toyota Tsusho Corp.	15,800	407,972
Trend Micro Inc./Japan	7,900	268,350
TS Tech Co. Ltd.	7,900	236,003

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2015

Security	Shares	Value

TSI Holdings Co. Ltd.	15,800	$108,264
Tsukuba Bank Ltd.	23,700	81,396
Tsukui Corp.	7,900	59,809
Tsumura & Co.	7,900	185,172
Ube Industries Ltd.	79,000	131,370
Unicharm Corp.	23,700	597,303
United Super Markets Holdings Inc.[a]	7,900	68,259
United Urban Investment Corp.	158	251,253
UNY Group Holdings Co. Ltd.	23,700	134,076
USEN Corp.[a,b]	23,700	69,712
Ushio Inc.	7,900	104,039
USS Co. Ltd.	15,800	279,375
VT Holdings Co. Ltd.	15,800	79,350
Wacom Co. Ltd.	15,800	82,519
Wakita & Co. Ltd.	7,900	78,756
West Japan Railway Co.	15,800	876,810
Yahoo Japan Corp.	110,600	453,786
Yakult Honsha Co. Ltd.	7,900	497,092
Yamada Denki Co. Ltd.	63,200	259,306
Yamaha Corp.	15,800	287,693
Yamaha Motor Co. Ltd.	23,700	560,664
Yamato Holdings Co. Ltd.	31,600	710,056
Yaskawa Electric Corp.	15,800	219,169
Yokogawa Electric Corp.	15,800	185,106
Yoshinoya Holdings Co. Ltd.	7,900	90,176
Zensho Holdings Co. Ltd.[a,b]	7,900	74,069

		273,358,104
NEW ZEALAND — 0.73%
Air New Zealand Ltd.	34,049	69,993
Argosy Property Ltd.	70,705	61,098
Auckland International Airport Ltd.	71,258	250,103
Chorus Ltd.[a]	44,793	104,015
Contact Energy Ltd.	29,388	127,088
Fisher & Paykel Healthcare Corp. Ltd.	42,423	209,942
Fletcher Building Ltd.	51,666	326,881
Freightways Ltd.	14,378	66,884
Goodman Property Trust	80,422	72,251
Infratil Ltd.	45,978	109,217
Kiwi Property Group Ltd.	65,175	64,259
Meridian Energy Ltd.	87,532	133,951
Metlifecare Ltd.	19,908	73,663
Mighty River Power Ltd.	54,115	124,013
Nuplex Industries Ltd.	47,637	121,862
Precinct Properties New Zealand Ltd.	73,401	64,546
Ryman Healthcare Ltd.	28,282	175,490
Sky Network Television Ltd.	30,889	147,924
SKYCITY Entertainment Group Ltd.	44,161	141,212
Spark New Zealand Ltd.	136,512	308,682
Summerset Group Holdings Ltd.	24,016	63,448
Trade Me Group Ltd.	31,600	91,904
Xero Ltd.[a]	4,898	74,209
Z Energy Ltd.	26,307	96,539

		3,079,174
SINGAPORE — 4.54%
AIMS AMP Capital Industrial REIT	79,000	91,254
ARA Asset Management Ltd.	158,000	206,364
Ascendas Hospitality Trust	158,000	84,097
Ascendas India Trust	158,000	106,761
Ascendas REIT	158,000	294,636

Security	Shares	Value

Ascott Residence Trust	79,000	$76,045
Asian Pay Television Trust	316,000	214,714
Biosensors International Group Ltd.[a]	237,000	147,616
Boustead Projects Pte Ltd.[a]	7,110	5,609
Boustead Singapore Ltd.	23,700	25,318
Cache Logistics Trust	79,000	70,379
Cambridge Industrial Trust	158,000	83,500
CapitaCommercial Trust	158,000	202,189
CapitaLand Ltd.[b]	158,000	440,165
CapitaMall Trust	158,000	261,236
CapitaRetail China Trust	79,000	103,480
CDL Hospitality Trusts	79,000	102,288
ComfortDelGro Corp. Ltd.	158,000	366,207
COSCO Corp. Singapore Ltd.[b]	158,000	72,168
DBS Group Holdings Ltd.[b]	111,800	1,780,123
Ezion Holdings Ltd.[b]	88,600	80,603
Ezra Holdings Ltd.[a,b]	326,720	108,533
Far East Hospitality Trust[b]	158,000	97,814
First REIT	79,000	86,482
First Resources Ltd.	79,000	106,164
Frasers Centrepoint Trust	79,000	123,461
Frasers Commercial Trust	79,000	90,061
Genting Singapore PLC	474,000	366,804
Global Logistic Properties Ltd.	237,000	492,054
Golden Agri-Resources Ltd.	521,400	165,330
GuocoLeisure Ltd.[b]	158,000	109,743
Hutchison Port Holdings Trust	474,000	319,950
Hyflux Ltd.[b]	237,000	172,666
Indofood Agri Resources Ltd.	79,000	43,539
Keppel Corp. Ltd.	79,000	520,086
Keppel REIT[b]	79,000	73,361
Lippo Malls Indonesia Retail Trust	316,000	85,886
Mapletree Commercial Trust	79,000	91,850
Mapletree Greater China Commercial Trust	158,000	126,443
Mapletree Industrial Trust	79,000	96,025
Mapletree Logistics Trust	79,000	73,361
Neptune Orient Lines Ltd./Singapore[a]	79,000	67,695
Noble Group Ltd.	316,000	206,364
OUE Hospitality Trust	158,000	116,304
Oversea-Chinese Banking Corp. Ltd.	240,175	1,936,559
Raffles Medical Group Ltd.	31,600	96,144
Sabana Shari’ah Compliant Industrial REIT	237,000	154,773
SATS Ltd.	79,000	190,261
SembCorp Industries Ltd.	79,000	269,586
Sembcorp Marine Ltd[b]	79,000	177,139
Silverlake Axis Ltd.	79,000	75,747
Singapore Airlines Ltd.	79,000	727,643
Singapore Exchange Ltd.	79,000	508,158
Singapore Post Ltd.[b]	158,000	227,836
Singapore Press Holdings Ltd.	57,400	181,576
Singapore Technologies Engineering Ltd.	158,000	431,815
Singapore Telecommunications Ltd.	632,000	2,113,744
SMRT Corp. Ltd.	79,000	100,498
Soilbuild Business Space REIT[b]	316,000	198,014
Starhill Global REIT	158,000	104,375
StarHub Ltd.	79,000	252,289
Suntec REIT	158,000	211,136
Super Group Ltd./Singapore[b]	79,000	88,868
United Overseas Bank Ltd.	79,000	1,460,655
Vard Holdings Ltd.[a,b]	79,000	38,171
Wheelock Properties Singapore Ltd.	79,000	114,514
Wilmar International Ltd.	158,000	388,872
Wing Tai Holdings Ltd.	79,000	116,900

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2015

Security	Shares	Value

Yangzijiang Shipbuilding Holdings Ltd.[b]	158,000	$174,754
Yanlord Land Group Ltd.[b]	79,000	71,870
Yoma Strategic Holdings Ltd.[a]	192,933	74,286

		19,040,911

TOTAL COMMON STOCKS (Cost: $396,630,920)		416,704,261

INVESTMENT COMPANIES — 0.04%

AUSTRALIA — 0.04%
Spark Infrastructure Group	110,442	169,867

		169,867

TOTAL INVESTMENT COMPANIES (Cost: $187,882)		169,867

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	5,654,343	5,654,343
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	317,636	317,636
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	125,146	125,146

		6,097,125

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,097,125)		6,097,125

TOTAL INVESTMENTS IN SECURITIES — 100.87% (Cost: $402,915,927)		422,971,253
Other Assets, Less Liabilities — (0.87)%		(3,639,402)

NET ASSETS — 100.00%		$419,331,851

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

45

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 97.51%

AUSTRALIA — 4.93%
Adelaide Brighton Ltd.	39,468	$140,709
AGL Energy Ltd.	46,227	553,851
ALS Ltd.	33,811	140,543
Alumina Ltd.	187,507	228,500
Amcor Ltd./Australia	89,311	953,108
AMP Ltd.	217,997	1,107,326
Ansell Ltd.	12,934	266,162
APA Group	86,013	651,290
ARB Corp. Ltd.	11,004	109,187
Ardent Leisure Group	69,645	109,041
Aristocrat Leisure Ltd.	44,860	294,389
Arrium Ltd.	423,049	58,394
Asciano Ltd.	65,344	340,680
Astro Japan Property Group	54,739	228,398
ASX Ltd.	13,760	457,462
Atlas Iron Ltd.[a]	230,034	21,773
Aurizon Holdings Ltd.	139,760	534,643
AusNet Services	126,942	147,685
Australia & New Zealand Banking Group Ltd.	197,072	5,283,423
Automotive Holdings Group Ltd.	26,680	89,857
Aveo Group	48,859	106,749
AWE Ltd.[a,b]	65,356	73,974
Bank of Queensland Ltd.	25,287	259,685
Beach Energy Ltd.	114,769	100,482
Bendigo & Adelaide Bank Ltd.	28,131	268,257
BHP Billiton Ltd.	229,654	5,791,032
BlueScope Steel Ltd.	44,061	121,636
Boral Ltd.	54,909	274,149
Bradken Ltd.	28,048	50,661
Brambles Ltd.	115,389	985,671
BWP Trust	52,357	125,542
Cabcharge Australia Ltd.	24,115	86,164
Caltex Australia Ltd.	21,115	590,067
Cardno Ltd.	18,147	49,525
carsales.com Ltd.	23,427	174,433
Challenger Ltd./Australia	44,727	249,418
Charter Hall Group	34,624	140,099
Charter Hall Retail REIT	31,064	105,602
CIMIC Group Ltd.	7,177	119,387
Coca-Cola Amatil Ltd.	39,864	322,917
Cochlear Ltd.	4,610	304,090
Commonwealth Bank of Australia	116,638	8,175,881
Computershare Ltd.	35,391	343,629
Crown Resorts Ltd.	25,829	265,048
CSL Ltd.	35,018	2,512,908
CSR Ltd.	45,272	130,335
Decmil Group Ltd.	36,961	33,672
Dexus Property Group	63,190	367,827
Domino’s Pizza Enterprises Ltd.	6,080	175,663
Downer EDI Ltd.	36,280	126,768
Drillsearch Energy Ltd.[a,b]	98,337	94,239
DUET Group	107,701	214,921
DuluxGroup Ltd.	34,885	174,173
Echo Entertainment Group Ltd.	52,861	189,291
Fairfax Media Ltd.	195,329	160,999
Federation Centres	120,194	279,669

Security	Shares	Value

FlexiGroup Ltd./Australia	35,706	$96,036
Flight Centre Travel Group Ltd.	4,376	149,902
Fortescue Metals Group Ltd.[a]	122,847	210,263
G8 Education Ltd.	26,432	75,262
Goodman Group	125,363	618,000
GPT Group (The)	113,360	399,675
GrainCorp Ltd. Class Aa	16,233	126,885
GUD Holdings Ltd.	20,157	126,237
GWA Group Ltd.	41,616	82,062
Harvey Norman Holdings Ltd.	42,675	148,104
iiNET Ltd.[a]	14,707	115,305
Iluka Resources Ltd.	33,862	217,943
IMF Bentham Ltd.	79,800	117,387
Incitec Pivot Ltd.	126,063	396,734
Independence Group NL	25,796	120,045
Insurance Australia Group Ltd.	171,221	784,644
Investa Office Fund	63,295	185,717
Invocare Ltd.	14,408	152,395
IOOF Holdings Ltd.	22,267	177,036
Iress Ltd.	17,406	142,919
James Hardie Industries PLC	32,369	373,009
JB Hi-Fi Ltd.[a]	8,542	131,988
Karoon Gas Australia Ltd.[a,b]	22,668	49,168
Lend Lease Group	40,762	516,024
Liquefied Natural Gas Ltd.[a,b]	36,352	130,747
M2 Group Ltd.[a]	21,469	185,932
Macquarie Atlas Roads Group	41,894	107,723
Macquarie Group Ltd.	21,582	1,327,268
Magellan Financial Group Ltd.	10,300	162,157
McMillan Shakespeare Ltd.	9,890	90,489
Mesoblast Ltd.[a,b]	22,391	63,579
Metcash Ltd.	68,422	71,507
Mineral Resources Ltd.	17,922	91,884
Mirvac Group	241,716	383,213
Monadelphous Group Ltd.[a]	6,616	51,766
Mount Gibson Iron Ltd.	228,250	36,907
Myer Holdings Ltd.	62,339	67,854
National Australia Bank Ltd.	168,888	4,898,146
Navitas Ltd.	26,477	96,692
Newcrest Mining Ltd.[b]	55,405	631,475
Northern Star Resources Ltd.	36,134	62,987
Novion Property Group	149,234	290,739
Nufarm Ltd./Australia	22,989	132,186
Orica Ltd.	26,377	420,258
Origin Energy Ltd.	80,396	807,873
Orora Ltd.	104,780	182,646
OZ Minerals Ltd.	29,283	108,325
Pacific Brands Ltd.[b]	173,905	59,668
Paladin Energy Ltd.[a,b]	198,493	54,796
PanAust Ltd.	71,780	98,796
Perpetual Ltd.	4,458	190,440
Platinum Asset Management Ltd.	22,060	131,543
Premier Investments Ltd.	7,777	78,517
Primary Health Care Ltd.	42,396	165,862
Qantas Airways Ltd.[b]	66,678	178,288
QBE Insurance Group Ltd.	99,898	1,079,485
Qube Holdings Ltd.	58,878	129,568
Ramsay Health Care Ltd.	10,096	498,418
REA Group Ltd.	4,162	155,046
Recall Holdings Ltd.	28,194	162,337
Rio Tinto Ltd.	30,276	1,364,753
SAI Global Ltd.	31,921	99,452
Sandfire Resources NL	34,354	133,316

46

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Santos Ltd.	68,798	$450,395
Scentre Group	379,637	1,119,901
Seek Ltd.	23,850	305,690
Senex Energy Ltd.[a,b]	223,812	71,495
Seven West Media Ltd.[a]	72,213	72,052
Seven West Media Ltd. New	54,641	53,873
Shopping Centres Australasia Property Group	79,580	133,697
Sigma Pharmaceuticals Ltd.	173,879	119,318
Sims Metal Management Ltd.[a]	16,916	143,965
Sirius Resources NLa,b	25,620	58,603
Sirtex Medical Ltd.	6,673	111,846
SKILLED Group Ltd.	51,646	52,753
Sonic Healthcare Ltd.	26,661	417,843
Southern Cross Media Group Ltd.	71,228	60,114
Stockland	153,543	537,715
Suncorp Group Ltd.	90,559	936,783
Super Retail Group Ltd.	10,817	84,295
Sydney Airport	73,281	311,544
Tabcorp Holdings Ltd.	66,984	257,300
Tatts Group Ltd.	106,601	339,689
Telstra Corp. Ltd.	298,281	1,465,727
Ten Network Holdings Ltd.[a,b]	259,681	41,989
Toll Holdings Ltd.	45,818	324,528
TPG Telecom Ltd.	21,359	150,611
Transfield Services Ltd.[b]	51,604	58,815
Transpacific Industries Group Ltd.	145,601	87,855
Transurban Group	130,363	1,020,012
Treasury Wine Estates Ltd.	47,451	208,468
UGL Ltd.[a,b]	46,589	64,124
Virtus Health Ltd.	20,064	120,907
Vocus Communications Ltd.[a]	17,527	80,320
Wesfarmers Ltd.	78,126	2,693,492
Western Areas Ltd.	26,198	76,249
Westfield Corp.	145,865	1,087,232
Westpac Banking Corp.	222,878	6,409,486
Whitehaven Coal Ltd.[a,b]	66,135	86,071
Woodside Petroleum Ltd.	52,523	1,452,034
Woolworths Ltd.	89,846	2,089,130
WorleyParsons Ltd.	16,830	151,995

		79,064,278
AUSTRIA — 0.25%
AMAG Austria Metall AGc	1,160	41,595
ams AG	6,025	329,578
Andritz AG	6,155	360,022
BUWOG AGb	5,853	118,645
CA Immobilien Anlagen AGb	7,709	140,373
Conwert Immobilien Invest SEb	7,354	93,035
Erste Group Bank AG	21,338	606,843
EVN AG	1,952	22,234
Flughafen Wien AG	1,168	104,704
IMMOFINANZ AGb	71,731	215,253
Lenzing AG	990	67,171
Mayr Melnhof Karton AG	810	93,896
Oesterreichische Post AG	2,991	145,273
OMV AG	10,610	353,699
Raiffeisen Bank International AGa	8,781	147,495
RHI AG	2,497	71,881
S IMMO AG	13,544	126,452
Schoeller-Bleckmann Oilfield Equipment AG	1,454	102,645
Semperit AG Holding	1,291	59,088
UNIQA Insurance Group AG	10,267	101,126

Security	Shares	Value

Vienna Insurance Group AG Wiener Versicherung Gruppe	3,647	$145,239
Voestalpine AG	8,402	352,304
Wienerberger AG	9,551	155,131

		3,953,682
BELGIUM — 0.91%
Ackermans & van Haaren NV	1,572	192,004
Ageas	14,072	528,556
AGFA-Gevaert NVb	33,041	82,860
Anheuser-Busch InBev NV	57,516	7,018,556
Barco NV	1,756	118,455
Befimmo SA	2,411	166,475
Belgacom SA	9,444	352,449
Cie. d’Entreprises CFE	584	63,182
Cofinimmo SA	1,310	144,399
Colruyt SA	4,317	204,091
D’ieteren SA/NV	1,471	57,387
Delhaize Group SA	7,111	574,430
Elia System Operator SA/NV	1,663	73,682
Euronav NVb	7,121	98,307
EVS Broadcast Equipment SA	2,743	106,948
Fagron	2,724	120,218
Galapagos NVa,b	6,594	277,601
Gimv NV	3,419	159,185
Groupe Bruxelles Lambert SA	4,455	391,077
Ion Beam Applications[b]	5,798	143,777
KBC Groep NVb	17,694	1,167,414
Kinepolis Group NV	3,630	140,535
Mobistar SAb	4,232	80,617
NV Bekaert SA	3,418	99,600
Nyrstar NVb	31,779	124,635
Solvay SA	3,753	553,434
Telenet Group Holding NVb	3,191	191,442
Tessenderlo Chemie NVb	4,416	145,234
ThromboGenics NVa,b	5,551	33,197
UCB SA	8,847	637,637
Umicore SA	6,852	340,635
Warehouses De Pauw SCA	2,638	209,226

		14,597,245
BRAZIL — 1.01%
Abril Educacao SAb	10,800	44,510
Aliansce Shopping Centers SA	10,600	60,156
Ambev SA	337,100	2,128,899
Arezzo Industria e Comercio SA	5,100	41,782
B2W Cia. Digital[b]	8,317	75,903
Banco Bradesco SA	54,468	545,579
Banco do Brasil SA	62,800	557,422
BB Seguridade Participacoes SA	52,500	617,070
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	134,200	555,317
BR Malls Participacoes SA	33,200	181,551
BR Properties SA	18,300	64,131
Brasil Brokers Participacoes SA	86,600	79,408
BRF SA	47,300	1,015,695
CCR SA	63,100	349,264
Centrais Eletricas Brasileiras SA	20,900	50,873
CETIP SA — Mercados Organizados	17,605	202,815
Cia. de Saneamento Basico do Estado de Sao Paulo	25,700	152,535
Cia. de Saneamento de Minas Gerais-COPASA	7,000	42,363
Cia. Hering	12,900	75,317
Cia. Siderurgica Nacional SA	58,700	157,953

47

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Cielo SA	62,800	$878,222
Cosan Logistica SAb	38,100	30,490
Cosan SA Industria e Comercio	10,700	105,250
CPFL Energia SA	20,742	137,425
Cyrela Brazil Realty SA Empreendimentos e Participacoes	26,700	104,430
Duratex SA	23,519	66,580
EcoRodovias Infraestrutura e Logistica SA	16,900	49,984
EDP — Energias do Brasil SA	25,300	96,592
Embraer SA	48,700	381,604
Equatorial Energia SA	15,528	165,788
Estacio Participacoes SA	22,700	137,757
Eternit SA	95,500	101,899
Even Construtora e Incorporadora SA	44,500	73,597
EZ TEC Empreendimentos e Participacoes SA	6,400	40,866
Fibria Celulose SAb	19,600	276,121
Gafisa SA	54,600	50,976
Helbor Empreendimentos SA	36,250	38,437
Hypermarcas SAb	22,300	147,821
Iochpe-Maxion SA	17,800	65,287
JBS SA	60,600	314,007
JHSF Participacoes SA	42,200	26,454
JSL SA	5,900	22,801
Klabin SA Units	35,900	221,214
Kroton Educacional SA	100,508	368,646
Light SA	10,000	59,519
Localiza Rent A Car SA	10,825	126,765
Lojas Renner SA	9,500	332,764
M. Dias Branco SA	2,300	66,368
Marfrig Global Foods SAb	26,700	37,748
MRV Engenharia e Participacoes SA	30,100	82,801
Multiplan Empreendimentos Imobiliarios SA	6,100	107,801
Multiplus SA	4,600	51,383
Natura Cosmeticos SA	12,100	116,197
Odontoprev SA	26,300	92,079
PDG Realty SA Empreendimentos e Participacoes[b]	202,700	35,146
Petroleo Brasileiro SAb	217,800	1,034,878
Porto Seguro SA	8,700	109,336
Qualicorp SAb	16,200	133,962
Raia Drogasil SA	17,300	197,282
Rumo Logistica Operadora Multimodal SAb	97,896	42,435
Sao Martinho SA	4,300	54,957
Sonae Sierra Brasil SA	6,000	40,713
Souza Cruz SA	27,800	254,914
Sul America SA	15,695	74,313
Tecnisa SA	65,500	85,177
Tegma Gestao Logistica	7,900	39,776
TIM Participacoes SA	59,600	191,774
TOTVS SA	10,500	121,874
Tractebel Energia SA	12,400	147,607
Ultrapar Participacoes SA	26,900	621,946
Vale SA	103,400	780,917
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,700	104,665
WEG SA	40,360	215,994

		16,261,882
CANADA — 6.97%
Advantage Oil & Gas Ltd.[a,b]	14,675	90,503
Aecon Group Inc.	9,360	101,308
Ag Growth International Inc.	821	35,443
AGF Management Ltd. Class B	8,442	53,806
Agnico Eagle Mines Ltd.	15,740	474,572

Security	Shares	Value

Agrium Inc.	10,573	$1,091,125
Aimia Inc.	13,936	154,173
Alacer Gold Corp.[b]	24,314	54,801
Alaris Royalty Corp.	4,000	114,757
Algonquin Power & Utilities Corp.	15,270	123,925
Alimentation Couche-Tard Inc. Class B	31,187	1,189,033
Allied Properties REIT	2,725	89,990
AltaGas Ltd.	10,290	348,310
ARC Resources Ltd.	22,556	459,779
Argonaut Gold Inc.[a,b]	20,789	34,841
Artis REIT	546	6,708
Atco Ltd./Canada Class I	5,966	225,243
ATS Automation Tooling Systems Inc.[b]	9,407	103,370
AuRico Gold Inc.	17,025	59,175
AutoCanada Inc.	1,973	65,074
Avigilon Corp.[a,b]	3,568	61,330
B2Gold Corp.[b]	66,259	103,389
Badger Daylighting Ltd.[a]	4,026	99,516
Bank of Montreal	45,797	2,980,161
Bank of Nova Scotia (The)	86,276	4,738,858
Bankers Petroleum Ltd.[b]	25,623	75,944
Barrick Gold Corp.	83,495	1,080,868
Baytex Energy Corp.	14,940	290,721
BCE Inc.	12,827	563,276
Bellatrix Exploration Ltd.[a,b]	19,824	62,029
Birchcliff Energy Ltd.[a,b]	9,698	69,818
Bird Construction Inc.	12,537	118,513
Black Diamond Group Ltd.	4,749	66,378
BlackBerry Ltd.[a,b]	35,668	360,729
BlackPearl Resources Inc.[b]	41,509	41,809
Boardwalk REIT	1,403	70,379
Bombardier Inc. Class B	104,802	211,118
Bonavista Energy Corp.	12,630	86,650
Bonterra Energy Corp.	3,011	95,880
Brookfield Asset Management Inc. Class A	41,454	2,223,543
CAE Inc.	20,010	247,306
Calfrac Well Services Ltd.[a]	8,703	72,139
Calloway REIT	4,187	105,604
Cameco Corp.	29,014	508,299
Canaccord Genuity Group Inc.	9,194	52,602
Canadaian REIT	1,723	64,880
Canadian Apartment Properties REIT	7,084	170,601
Canadian Energy Services & Technology Corp.	16,439	82,653
Canadian Imperial Bank of Commerce/Canada	28,159	2,252,255
Canadian National Railway Co.	58,983	3,793,416
Canadian Natural Resources Ltd.	78,906	2,611,634
Canadian Oil Sands Ltd.	34,567	374,137
Canadian Pacific Railway Ltd.	12,526	2,378,828
Canadian Tire Corp. Ltd. Class A	5,400	569,714
Canadian Utilities Ltd. Class A	8,494	274,894
Canadian Western Bank[a]	6,569	170,130
Canexus Corp.	23,924	39,503
Canfor Corp.[b]	6,826	134,745
Canyon Services Group Inc.	14,462	98,145
Capital Power Corp.	7,087	145,397
Capstone Mining Corp.[b]	39,514	54,806
Catamaran Corp.[b]	15,031	889,016
CCL Industries Inc. Class B	2,330	266,827
Celestica Inc.[b]	12,623	153,508
Cenovus Energy Inc.	59,939	1,124,800
Centerra Gold Inc.	13,391	68,986
CGI Group Inc. Class Ab	17,373	728,339
Chartwell Retirement Residences	3,989	39,882

48

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

China Gold International Resources Corp. Ltd.[b]	14,676	$24,475
CI Financial Corp.	15,462	452,658
Cineplex Inc.	5,871	234,113
Cogeco Cable Inc.	2,192	125,068
Cominar REIT	364	5,746
Constellation Software Inc./Canada	1,442	563,109
Corus Entertainment Inc. Class B	7,436	113,881
Cott Corp.	9,431	81,911
Crescent Point Energy Corp.	29,991	780,199
Crew Energy Inc.[b]	14,446	63,807
Denison Mines Corp.[a,b]	55,730	49,231
Detour Gold Corp.[a,b]	12,791	134,642
DH Corp.	7,242	252,790
Dollarama Inc.	9,828	562,133
Dominion Diamond Corp.	7,062	138,646
Dorel Industries Inc. Class B	2,805	82,211
Dream Unlimited Corp. Class Aa,b	5,958	46,582
Dundee Corp. Class Ab	5,631	54,020
Dundee Precious Metals Inc.[a,b]	15,436	37,085
Eldorado Gold Corp.	51,308	254,581
Element Financial Corp.[b]	20,663	295,125
Empire Co. Ltd. Class A	4,112	295,928
Enbridge Inc.	61,832	3,219,093
Enbridge Inc.ome Fund Holdings Inc.	6,442	206,729
Encana Corp.	56,939	805,255
Endeavour Mining Corp.[b]	94,462	49,132
Endeavour Silver Corp.[a,b]	22,119	44,740
EnerCare Inc.	13,644	166,262
Enerflex Ltd.	7,884	105,315
Enerplus Corp.	15,717	198,011
Ensign Energy Services Inc.	11,761	93,408
Extendicare Inc.	13,644	88,763
Fairfax Financial Holdings Ltd.	1,657	901,517
Finning International Inc.	11,785	240,516
First Capital Realty Inc.	2,993	49,420
First Majestic Silver Corp.[a,b]	13,089	63,540
First Quantum Minerals Ltd.	43,631	665,677
FirstService Corp./Canada	3,226	210,353
Fortis Inc./Canada	20,289	657,791
Fortuna Silver Mines Inc.[a,b]	18,302	69,053
Franco-Nevada Corp.	11,566	598,138
Freehold Royalties Ltd.	3,983	58,598
Gabriel Resources Ltd.[a,b]	63,171	22,948
Genworth MI Canada Inc.	3,318	96,287
George Weston Ltd.	3,707	305,007
Gibson Energy Inc.	10,367	238,109
Gildan Activewear Inc.	17,574	554,823
Goldcorp Inc.	57,927	1,086,086
Great-West Lifeco Inc.	21,544	658,281
H&R REIT	6,797	129,908
Home Capital Group Inc.	5,045	198,343
HudBay Minerals Inc.	17,421	171,585
Husky Energy Inc.	25,078	558,600
IAMGOLD Corp.[a,b]	33,125	73,839
IGM Financial Inc.	7,060	265,963
Imperial Metals Corp.[b]	4,621	49,939
Imperial Oil Ltd.	21,842	958,974
Industrial Alliance Insurance & Financial Services Inc.	7,438	269,641
Innergex Renewable Energy Inc.	12,245	113,427
Intact Financial Corp.	10,657	817,631
Inter Pipeline Ltd.	23,507	613,268
Ithaca Energy Inc.[b]	76,762	67,177
Ivanhoe Mines Ltd. Class Ab	57,852	55,404

Security	Shares	Value

Jean Coutu Group PJC Inc. (The) Class A	7,863	$152,424
Just Energy Group Inc.	7,631	40,825
Keyera Corp.	13,092	459,044
Killam Properties Inc.	11,039	98,611
Kinross Gold Corp.[b]	76,754	185,667
Labrador Iron Ore Royalty Corp.	7,788	92,588
Lake Shore Gold Corp.[b]	56,723	55,728
Laurentian Bank of Canada	1,830	72,958
Legacy Oil + Gas Inc.[a,b]	21,254	50,711
Lightstream Resources Ltd.	28,893	32,203
Linamar Corp.	3,766	222,804
Loblaw Companies Ltd.	16,552	838,088
Lucara Diamond Corp.	41,326	69,261
Lundin Mining Corp.[b]	41,634	206,237
MacDonald Dettwiler & Associates Ltd.	3,202	253,199
Magna International Inc. Class A	30,122	1,512,006
Mainstreet Equity Corp.[a,b]	4,219	129,539
Major Drilling Group International Inc.	11,797	63,015
Manitoba Telecom Services Inc.	2,133	45,733
Manulife Financial Corp.	138,959	2,519,331
Maple Leaf Foods Inc.	8,375	160,067
Martinrea International Inc.	7,859	78,184
Medical Facilities Corp.	6,557	88,563
MEG Energy Corp.[a,b]	12,055	231,595
Methanex Corp.	6,963	417,406
Metro Inc.	19,200	552,897
Morguard REIT	4,579	65,476
Morneau Shepell Inc.	9,776	143,745
Mullen Group Ltd.	8,077	139,501
National Bank of Canada	23,083	929,037
Nevsun Resources Ltd.	13,687	53,788
New Gold Inc.[b]	36,371	121,612
Newalta Corp.	6,321	85,741
Norbord Inc.	3,887	78,109
North West Co. Inc. (The)	6,900	141,048
Northern Property REIT	4,702	97,437
Northland Power Inc.	7,029	100,103
NOVAGOLD Resources Inc.[a,b]	26,548	101,260
NuVista Energy Ltd.[b]	12,412	91,611
OceanaGold Corp.[a]	29,697	56,391
Onex Corp.	7,154	429,092
Open Text Corp.	9,305	468,304
Osisko Gold Royalties Ltd.	6,753	90,152
Painted Pony Petroleum Ltd.[b]	9,730	60,007
Pan American Silver Corp.	12,049	114,894
Paramount Resources Ltd. Class Aa,b	4,867	143,408
Parex Resources Inc.[b]	11,130	88,948
Parkland Fuel Corp.	7,533	163,814
Pason Systems Inc.	6,592	118,207
Pembina Pipeline Corp.	24,733	857,411
Pengrowth Energy Corp.	38,138	127,520
Peyto Exploration & Development Corp.	10,749	311,222
Poseidon Concepts Corp.[b]	293	—
Potash Corp. of Saskatchewan Inc.	59,886	1,947,995
Power Corp. of Canada	25,679	702,794
Power Financial Corp.	17,209	530,229
PrairieSky Royalty Ltd.	9,952	272,206
Precision Drilling Corp.[a]	23,741	172,092
Premier Gold Mines Ltd.[b]	22,757	46,219
Pretium Resources Inc.[a,b]	9,205	52,817
Primero Mining Corp.[a,b]	16,407	60,278
Progressive Waste Solutions Ltd.	9,012	259,441
ProMetic Life Sciences Inc.[b]	42,329	83,522

49

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Quebecor Inc. Class B	7,007	$191,944
Raging River Exploration Inc.[a,b]	16,436	128,231
Redknee Solutions Inc.[b]	13,722	48,827
Reitmans Canada Ltd. Class A	11,584	66,850
Restaurant Brands International Inc.	14,425	586,289
RioCan REIT	8,792	216,742
Ritchie Bros Auctioneers Inc.	7,671	193,350
RMP Energy Inc.[b]	22,799	60,986
Rogers Communications Inc. Class B	24,927	886,979
Romarco Minerals Inc.[b]	85,091	31,964
RONA Inc.	12,374	162,228
Royal Bank of Canada	103,228	6,827,323
Russel Metals Inc.	5,486	125,006
Saputo Inc.	18,437	544,167
Secure Energy Services Inc.	11,603	163,424
SEMAFO Inc.[b]	23,673	72,509
Shaw Communications Inc. Class B	27,185	618,999
ShawCor Ltd.	5,791	195,304
Sherritt International Corp.	25,088	51,781
Silver Standard Resources Inc.[a,b]	9,422	51,029
Silver Wheaton Corp.	28,585	561,670
SNC-Lavalin Group Inc.	11,243	403,773
Stantec Inc.	6,888	185,329
Sun Life Financial Inc.	44,153	1,407,428
Suncor Energy Inc.	105,697	3,428,553
Superior Plus Corp.	11,267	129,018
Surge Energy Inc.	22,420	81,258
Tahoe Resources Inc.	11,741	165,271
Talisman Energy Inc.	73,428	583,787
Taseko Mines Ltd.[a,b]	92,484	77,118
Teck Resources Ltd. Class B	40,081	605,227
TELUS Corp.	6,490	223,594
Thompson Creek Metals Co. Inc.[a,b]	28,343	36,270
Thomson Reuters Corp.	26,426	1,081,475
TMX Group Ltd.	2,673	118,660
TORC Oil & Gas Ltd.	8,212	71,188
Torex Gold Resources Inc.[b]	84,058	77,725
Toromont Industries Ltd.	7,017	181,964
Toronto-Dominion Bank (The)	131,456	6,045,077
Total Energy Services Inc.	7,816	99,374
Tourmaline Oil Corp.[b]	12,739	437,938
TransAlta Corp.[a]	16,678	165,231
TransCanada Corp.	51,332	2,373,244
Transcontinental Inc. Class A	9,701	148,809
TransForce Inc.	7,330	164,906
TransGlobe Energy Corp.	18,168	82,497
Trinidad Drilling Ltd.	21,379	89,487
Turquoise Hill Resources Ltd.[b]	57,340	239,538
Valeant Pharmaceuticals International Inc.[b]	23,306	5,034,096
Valener Inc.	12,897	180,372
Veresen Inc.	19,959	298,911
Vermilion Energy Inc.	7,934	380,439
Wajax Corp.	4,827	101,741
West Fraser Timber Co. Ltd.	5,352	274,305
Westport Innovations Inc.[a,b]	8,743	39,411
Westshore Terminals Investment Corp.	4,769	125,638
Whitecap Resources Inc.	18,841	232,547
Wi-LAN Inc.	27,183	66,204
WSP Global Inc.	5,251	186,413
Yamana Gold Inc.	61,452	233,885

		111,771,801

Security	Shares	Value

CHILE — 0.29%
AES Gener SA	165,785	$95,509
Aguas Andinas SA Series A	190,008	112,388
Banco de Chile	1,794,771	206,279
Banco de Credito e Inversiones	2,702	134,707
Banco Santander Chile	5,666,792	305,084
Cencosud SA	93,634	242,604
Cia. Cervecerias Unidas SA	12,546	136,550
Colbun SA	712,279	215,491
CorpBanca SA	9,767,274	110,630
E.CL SA	61,656	100,302
Empresa Nacional de Electricidad SA/Chile	264,161	406,956
Empresas CMPC SA	90,057	252,668
Empresas COPEC SA	34,970	401,412
Enersis SA	1,613,162	563,496
ENTEL Chile SA	8,037	90,895
Inversiones Aguas Metropolitanas SA	46,525	75,835
LATAM Airlines Group SAb	24,246	232,027
Multiexport Foods SAb	134,962	25,154
Parque Arauco SA	51,916	105,927
SACI Falabella	74,055	577,659
SONDA SA	44,479	105,064
Vina Concha y Toro SA	45,767	93,328

		4,589,965
CHINA — 5.49%
AAC Technologies Holdings Inc.	58,000	307,916
Agile Property Holdings Ltd.	152,250	127,675
Agricultural Bank of China Ltd. Class H	1,653,000	934,073
Air China Ltd. Class H	184,000	222,192
Ajisen (China) Holdings Ltd.	167,000	103,848
Alibaba Health Information Technology Ltd.[b]	194,000	300,343
Alibaba Pictures Group Ltd.[b]	440,000	217,413
Aluminum Corp. of China Ltd. Class Ha,b	316,000	203,841
Anhui Conch Cement Co. Ltd. Class H	94,500	384,040
Anta Sports Products Ltd.	90,000	198,319
Anxin-China Holdings Ltd.	1,004,000	49,869
Asian Citrus Holdings Ltd.[b]	400,000	45,929
AviChina Industry & Technology Co. Ltd. Class H	192,000	218,476
Bank of China Ltd. Class H	5,892,000	4,051,574
Bank of Communications Co. Ltd. Class H	678,000	697,143
BBMG Corp. Class H	107,000	132,798
Beijing Capital International Airport Co. Ltd. Class H	140,000	149,371
Beijing Enterprises Holdings Ltd.	42,000	384,717
Beijing Enterprises Water Group Ltd.[b]	368,000	318,570
Belle International Holdings Ltd.	353,000	454,050
Biostime International Holdings Ltd.[a]	19,000	87,264
Bosideng International Holdings Ltd.	526,000	92,291
Brilliance China Automotive Holdings Ltd.	242,000	455,829
Byd Co. Ltd. Class H	49,500	301,107
China Agri-Industries Holdings Ltd.	242,100	138,367
China BlueChemical Ltd. Class H	240,000	107,132
China Cinda Asset Management Co. Ltd. Class Hb	452,000	269,410
China CITIC Bank Corp. Ltd. Class H	647,000	588,474
China Coal Energy Co. Ltd. Class Ha	346,000	228,103
China Communications Construction Co. Ltd. Class H	339,000	620,169
China Communications Services Corp. Ltd. Class H	228,000	128,838
China Construction Bank Corp. Class H	5,330,000	5,191,681
China COSCO Holdings Co. Ltd. Class Hb	266,000	245,713
China Everbright International Ltd.	210,000	393,387
China Everbright Ltd.	76,000	252,479

50

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

China Gas Holdings Ltd.	168,000	$297,804
China High Speed Transmission Equipment Group Co. Ltd.[b]	110,000	99,624
China Huarong Energy Co. Ltd.[a,b]	535,500	71,850
China Huishan Dairy Holdings Co. Ltd.	597,000	127,855
China International Marine Containers Group Co. Ltd. Class H	46,500	125,681
China Life Insurance Co. Ltd. Class H	553,000	2,693,246
China Longyuan Power Group Corp. Ltd.	257,000	320,291
China Lumena New Materials Corp.[b]	152,000	2,451
China Medical System Holdings Ltd.	104,000	183,818
China Mengniu Dairy Co. Ltd.	107,000	541,823
China Merchants Bank Co. Ltd. Class H	345,177	1,044,284
China Merchants Holdings International Co. Ltd.	96,000	436,580
China Metal Recycling Holdings Ltd.[b]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	487,500	715,732
China Mobile Ltd.	446,500	6,376,802
China Modern Dairy Holdings Ltd.[b]	229,000	93,359
China National Building Material Co. Ltd. Class H	258,000	314,214
China Oil and Gas Group Ltd.	920,000	129,374
China Oilfield Services Ltd. Class H	130,000	268,347
China Overseas Land & Investment Ltd.	308,000	1,289,434
China Pacific Insurance Group Co. Ltd. Class H	199,000	1,085,994
China Petroleum & Chemical Corp. Class H	1,874,200	1,755,442
China Power International Development Ltd.	317,000	204,895
China Precious Metal Resources Holdings Co. Ltd.[a,b]	850,000	72,376
China Railway Construction Corp. Ltd. Class H	159,000	318,363
China Railway Group Ltd. Class H	329,000	463,503
China Resources Cement Holdings Ltd.	186,000	118,782
China Resources Enterprise Ltd.	90,000	276,346
China Resources Gas Group Ltd.	76,000	264,735
China Resources Land Ltd.	180,666	658,459
China Resources Power Holdings Co. Ltd.	152,000	459,854
China Shanshui Cement Group Ltd.[a]	163,000	132,273
China Shenhua Energy Co. Ltd. Class H	255,000	662,902
China Shineway Pharmaceutical Group Ltd.	52,000	88,555
China Shipping Container Lines Co. Ltd. Class Hb	333,000	188,600
China South City Holdings Ltd.	198,000	87,618
China State Construction International Holdings Ltd.	158,000	305,353
China Taiping Insurance Holdings Co. Ltd.[b]	89,968	336,024
China Telecom Corp. Ltd. Class H	1,040,000	774,182
China Travel International Investment Hong Kong Ltd.	290,000	129,452
China Unicom Hong Kong Ltd.	448,000	841,537
China Vanke Co. Ltd. Class Ha,b	102,200	272,273
China Yurun Food Group Ltd.[a,b]	312,000	108,278
China ZhengTong Auto Services Holdings Ltd.	133,500	91,455
Chongqing Changan Automobile Co. Ltd. Class B	65,798	215,616
Chongqing Rural Commercial Bank Co. Ltd. Class H	257,000	230,105
CITIC Ltd.	179,000	358,871
CITIC Resources Holdings Ltd.[b]	362,000	64,917
CITIC Securities Co. Ltd. Class H	85,500	380,556
CNOOC Ltd.	1,300,000	2,203,802
COSCO Pacific Ltd.	144,000	226,279
Country Garden Holdings Co. Ltd.	397,866	215,586
CSPC Pharmaceutical Group Ltd.	254,000	264,121
CSR Corp. Ltd. Class Ha	153,000	296,085
Dah Chong Hong Holdings Ltd.[a]	177,000	110,751
Daphne International Holdings Ltd.[a]	174,000	48,488
Datang International Power Generation Co. Ltd. Class H	238,000	140,015
Digital China Holdings Ltd.	109,000	169,030
Dongfeng Motor Group Co. Ltd. Class H	212,000	353,919
Dongyue Group Ltd.	205,000	87,277
ENN Energy Holdings Ltd.	62,000	447,934
Evergrande Real Estate Group Ltd.[a]	493,000	467,485
Far East Horizon Ltd.	148,000	156,952

Security	Shares	Value

Fosun International Ltd.[a]	150,500	$376,680
Franshion Properties China Ltd.	386,000	156,369
GCL-Poly Energy Holdings Ltd.[a,b]	833,000	252,550
Geely Automobile Holdings Ltd.	455,000	257,110
Glorious Property Holdings Ltd.[b]	368,000	56,497
Golden Eagle Retail Group Ltd.	59,000	88,449
GOME Electrical Appliances Holding Ltd.	829,000	212,834
Great Wall Motor Co. Ltd. Class H	80,000	610,490
Guangdong Investment Ltd.	214,000	319,710
Guangzhou Automobile Group Co. Ltd. Class H	176,000	191,868
Guangzhou R&F Properties Co. Ltd. Class H	92,800	118,766
Haier Electronics Group Co. Ltd.	94,000	271,044
Haitian International Holdings Ltd.	60,000	149,552
Haitong Securities Co. Ltd. Class H	97,600	320,458
Hanergy Thin Film Power Group Ltd.[a,b]	960,000	894,216
Harbin Electric Co. Ltd. Class H	126,000	103,711
Hengan International Group Co. Ltd.	56,500	698,309
Hengdeli Holdings Ltd.	457,200	102,634
Hopewell Highway Infrastructure Ltd.	252,775	125,880
Hopson Development Holdings Ltd.[b]	78,000	91,775
Huabao International Holdings Ltd.	186,000	209,489
Huaneng Power International Inc. Class H	286,000	409,565
Industrial & Commercial Bank of China Ltd. Class H	5,443,000	4,732,952
Inner Mongolia Yitai Coal Co. Ltd. Class B	95,100	144,742
Intime Retail Group Co. Ltd.	142,500	159,944
Jiangsu Expressway Co. Ltd. Class H	120,000	165,343
Jiangxi Copper Co. Ltd. Class H	110,000	228,198
Ju Teng International Holdings Ltd.	154,000	96,757
Kingboard Chemical Holdings Ltd.	85,500	156,194
Kingboard Laminates Holdings Ltd.	264,000	135,897
Kingdee International Software Group Co. Ltd.[a,b]	236,000	140,666
Kingsoft Corp. Ltd.[a]	56,000	219,993
Kunlun Energy Co. Ltd.	246,000	292,935
KWG Property Holding Ltd.	125,000	126,917
Lee & Man Paper Manufacturing Ltd.	147,000	83,635
Lenovo Group Ltd.	502,000	867,845
Li Ning Co. Ltd.[a,b]	145,000	80,440
Longfor Properties Co. Ltd.	123,500	215,097
Lonking Holdings Ltd.	544,000	135,453
Minth Group Ltd.	80,000	200,848
MMG Ltd.[a]	284,000	122,010
New China Life Insurance Co. Ltd. Class H	62,000	385,143
New World China Land Ltd.	222,000	150,938
Nine Dragons Paper (Holdings) Ltd.	154,000	126,162
North Mining Shares Co. Ltd.[a,b]	1,420,000	69,615
Parkson Retail Group Ltd.	281,500	71,545
People’s Insurance Co. Group of China Ltd. Class H	579,000	402,625
PetroChina Co. Ltd. Class H	1,556,000	1,999,414
Phoenix Satellite Television Holdings Ltd.	244,000	96,641
PICC Property & Casualty Co. Ltd. Class H	273,680	608,715
Ping An Insurance Group Co. of China Ltd. Class H	194,000	2,788,180
Poly Property Group Co. Ltd.[a]	202,000	130,043
Renhe Commercial Holdings Co. Ltd.[b]	1,686,000	94,620
REXLot Holdings Ltd.	1,250,000	93,535
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	293,000	82,784
Semiconductor Manufacturing International Corp.[b]	2,450,000	271,831
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	156,000	144,505
Shanghai Electric Group Co. Ltd. Class H	218,000	222,749
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	34,500	131,526
Shanghai Industrial Holdings Ltd.	54,000	215,968
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	61,000	190,449
Shenzhen International Holdings Ltd.	114,000	215,024
Shenzhen Investment Ltd.	260,000	143,230

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Shenzhou International Group Holdings Ltd.	51,000	$240,487
Shimao Property Holdings Ltd.	108,000	255,818
Shougang Fushan Resources Group Ltd.[a]	282,000	72,400
Shui On Land Ltd.	430,000	139,244
Shunfeng International Clean Energy Ltd.[b]	104,000	73,527
Sihuan Pharmaceutical Holdings Group Ltd.	359,000	204,252
Sino Biopharmaceutical Ltd.	260,000	297,865
Sino-Ocean Land Holdings Ltd.	301,500	252,056
Sinofert Holdings Ltd.[b]	402,000	110,987
Sinopec Engineering Group Co. Ltd. Class H	110,000	119,066
Sinopec Kantons Holdings Ltd.	140,000	126,794
Sinopec Shanghai Petrochemical Co. Ltd. Class H	311,000	188,177
Sinopharm Group Co. Ltd. Class H	94,800	451,303
Skyworth Digital Holdings Ltd.	222,000	198,482
SOHO China Ltd.	165,000	125,381
Sun Art Retail Group Ltd.[a]	208,000	214,409
Sunac China Holdings Ltd.	134,000	176,681
Sunny Optical Technology Group Co. Ltd.[a]	63,000	141,099
Tencent Holdings Ltd.	379,000	7,867,362
Tianneng Power International Ltd.[a]	340,000	167,124
Tingyi Cayman Islands Holding Corp.	152,000	321,212
Tong Ren Tang Technologies Co. Ltd. Class H	82,000	143,452
Towngas China Co. Ltd.	113,000	121,439
TravelSky Technology Ltd. Class H	92,000	178,988
Tsingtao Brewery Co. Ltd. Class H	34,000	216,471
Uni-President China Holdings Ltd.	143,200	115,836
Want Want China Holdings Ltd.	455,000	499,545
Weichai Power Co. Ltd. Class H	42,000	167,162
West China Cement Ltd.	794,000	136,240
Xinyi Solar Holdings Ltd.[a]	270,000	95,096
Yanzhou Coal Mining Co. Ltd. Class H	166,000	165,975
Yingde Gases Group Co. Ltd.[a]	140,500	123,078
Yuexiu Property Co. Ltd.	774,080	189,746
Yuexiu REIT	296,000	167,263
Zhejiang Expressway Co. Ltd. Class H	136,000	216,515
Zhongsheng Group Holdings Ltd.	81,000	74,195
Zhuzhou CSR Times Electric Co. Ltd. Class H	42,000	359,250
Zijin Mining Group Co. Ltd. Class H	430,000	165,872
ZTE Corp. Class H	71,200	240,207

		87,949,130
COLOMBIA — 0.10%
Almacenes Exito SA	14,596	155,470
Cementos Argos SA	29,178	123,052
Cemex Latam Holdings SAb	18,088	100,252
Corp. Financiera Colombiana SA	13,858	221,183
Ecopetrol SA	368,441	311,685
Grupo Argos SA/Colombia	16,925	131,893
Grupo de Inversiones Suramericana SA	21,640	352,964
Interconexion Electrica SA ESP	31,770	105,916
Isagen SA ESP	91,321	121,208

		1,623,623
CZECH REPUBLIC — 0.04%
CEZ AS	12,807	332,494
Komercni Banka AS	1,197	266,558

		599,052
DENMARK — 1.20%
ALK-Abello A/S	1,124	133,327

Security	Shares	Value

AP Moeller — Maersk A/S Class A	315	$607,297
AP Moeller — Maersk A/S Class B	479	950,089
Bang & Olufsen A/Sa,b	13,111	118,117
Carlsberg A/S Class B	7,542	687,386
Chr Hansen Holding A/S	8,128	393,586
Coloplast A/S Class B	8,102	661,785
D/S Norden A/Sa,b	2,689	54,022
Danske Bank A/S	46,855	1,329,669
DSV A/S	13,421	466,108
FLSmidth & Co. A/S	4,267	182,533
Genmab A/Sb	3,888	300,065
GN Store Nord A/S	12,885	278,014
Jyske Bank A/S Registered[b]	5,048	247,549
NKT Holding A/S	3,136	199,178
Novo Nordisk A/S Class B	146,321	8,320,085
Novozymes A/S Class B	17,529	810,124
Pandora A/S	8,688	899,456
Rockwool International A/S Class B	701	92,835
Royal Unibrew A/S	920	176,264
SimCorp A/S	4,907	169,461
Solar A/S Class B	1,881	92,497
Sydbank A/S	6,674	250,826
TDC A/S	56,450	429,732
Topdanmark A/Sb	8,900	266,733
Tryg A/S	2,126	230,636
Vestas Wind Systems A/S	16,633	756,976
William Demant Holding A/Sa,b	2,151	176,666

		19,281,016
EGYPT — 0.06%
Arabian Cement Co.	24,212	55,468
Commercial International Bank Egypt SAE	59,531	431,616
Egypt Kuwait Holding Co. SAE	87,042	57,448
Egyptian Financial Group-Hermes Holding Co.[b]	71,662	134,307
Global Telecom Holding SAE[b]	166,290	70,613
Talaat Moustafa Group	157,785	208,035
Telecom Egypt Co.	41,608	53,823

		1,011,310
FINLAND — 0.62%
Amer Sports OYJ	9,235	231,595
Cargotec OYJ Class B	3,368	136,204
Caverion Corp.	11,825	116,472
Citycon OYJ[b]	14,104	45,737
Elisa OYJ	9,390	287,144
Fortum OYJ	31,046	615,758
Huhtamaki OYJ	6,888	220,513
Kemira OYJ	6,876	80,670
Kesko OYJ Class B	4,445	182,349
Kone OYJ Class B	22,432	966,989
Konecranes OYJ	3,926	127,755
Metsa Board OYJ	19,338	114,413
Metso OYJ	7,633	217,507
Neste Oil OYJ	10,446	283,970
Nokia OYJ	275,108	1,863,506
Nokian Renkaat OYJ	7,795	254,267
Orion OYJ Class B	7,535	246,968
Outokumpu OYJ[a,b]	14,846	89,999
Outotec OYJ[a]	15,870	111,145
Ramirent OYJ	6,756	52,009
Sampo OYJ Class A	31,707	1,540,549

52

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Sanoma OYJ	7,308	$38,439
Sponda OYJ	15,629	68,231
Stockmann OYJ Abp Class Bb	4,245	33,844
Stora Enso OYJ Class R	38,941	411,481
Tieto OYJ	5,281	126,874
UPM-Kymmene OYJ	37,741	685,532
Uponor OYJ	5,346	82,489
Valmet OYJ	11,538	133,685
Wartsila OYJ Abp	10,593	486,669
YIT OYJ	11,355	80,796

		9,933,559
FRANCE — 6.36%
AB Science SAb	2,475	42,793
ABC Arbitrage	31,205	174,484
Accor SA	15,160	832,219
Aeroports de Paris	1,967	242,123
Air Liquide SA	24,332	3,184,578
Airbus Group NV	43,195	3,000,933
Alcatel-Lucent[b]	208,564	736,409
Alstom SAb	15,313	481,052
Alten SA	2,848	139,094
Altran Technologies SA	17,464	190,076
ANF Immobilier	3,142	82,386
APERAM SAb	3,933	150,371
ArcelorMittal	71,300	760,363
Arkema SA	4,740	381,996
Assystem	4,712	102,433
AtoS SE	5,786	452,873
AXA SA	130,149	3,298,136
Belvedere SAa,b	4,213	83,087
Beneteau SA	3,703	58,092
BNP Paribas SA	76,175	4,817,599
Bollore SA	60,630	346,692
Bonduelle SCA	3,606	100,129
BOURBON SAa	2,662	52,350
Bouygues SA	12,572	520,253
Bureau Veritas SA	18,537	436,724
Cap Gemini SA	10,620	946,069
Carrefour SA	41,899	1,445,588
Casino Guichard Perrachon SA	3,366	297,970
Cegid Group	4,000	174,626
CGG SAa,b	13,032	92,408
Christian Dior SE	3,917	768,109
Cie. de Saint-Gobain	31,624	1,442,256
Cie. Generale des Etablissements Michelin Class B	13,161	1,469,889
CNP Assurances	10,391	186,706
Credit Agricole SA	73,703	1,148,385
Danone SA	41,015	2,964,838
Dassault Systemes	9,575	738,173
Edenred	14,764	395,479
Eiffage SA	3,152	192,281
Electricite de France SA	16,401	417,735
Essilor International SA	14,738	1,795,970
Etablissements Maurel et Prom[b]	8,829	82,609
Euler Hermes Group	1,310	143,122
Eurazeo SA	2,855	204,459
Eurofins Scientific SE	782	220,557
Eutelsat Communications SA	10,493	365,436
Faiveley Transport SA	1,250	78,789
Faurecia	5,245	249,079
Fonciere Des Regions	1,797	170,011

Security	Shares	Value

GameLoft SEb	16,152	$85,247
GDF Suez	100,675	2,053,731
Gecina SA	1,685	230,918
Groupe Eurotunnel SE Registered	34,099	546,207
Groupe Fnac[b]	2,111	126,884
Guerbet	1,693	71,805
Hermes International	1,974	745,543
ICADE	2,165	188,136
Iliad SA	1,902	448,316
Imerys SA	1,907	145,137
Ingenico	3,611	453,591
Ipsen SA	2,649	152,187
IPSOS	3,688	108,687
Jacquet Metal Service	4,127	87,403
JCDecaux SA	4,635	183,287
Kering	5,418	1,002,042
Klepierre	13,307	645,653
Korian-Medica	3,363	114,597
L’Oreal SA	17,970	3,432,229
Lafarge SA	13,027	953,648
Lagardere SCA	8,362	268,452
Legrand SA	18,597	1,076,119
LVMH Moet Hennessy Louis Vuitton SE	20,221	3,548,343
Mercialys SA	4,483	111,168
Mersen	3,902	106,468
Metropole Television SA	4,932	102,794
Montupet	1,125	79,306
MPI	14,319	56,158
Natixis SA	66,433	549,825
Naturex[a]	1,587	105,952
Neopost SA	2,657	127,890
Nexans SAb	4,967	194,774
Nexity SA	1,841	80,805
Numericable-SFR SAS[b]	7,965	441,841
Orange SA	133,622	2,207,022
Orpea	2,563	168,728
Pernod Ricard SA	15,160	1,885,616
Peugeot SAb	29,157	552,155
Plastic Omnium SA	4,594	128,206
Publicis Groupe SA	13,249	1,111,384
Rallye SA	1,951	72,877
Remy Cointreau SA	1,844	138,834
Renault SA	13,904	1,466,090
Rexel SA	19,096	360,129
Rubis SCA	2,827	192,063
Safran SA	21,284	1,556,198
Saft Groupe SA	3,456	137,865
Sanofi	86,421	8,831,721
Sartorius Stedim Biotech	402	102,322
Schneider Electric SE	37,433	2,803,640
SCOR SE	10,391	374,110
SEB SA	1,543	143,024
Seche Environnement SA	2,086	71,877
SES SA	22,581	790,723
Societe BIC SA	2,167	370,427
Societe Generale SA	51,792	2,594,478
Societe Television Francaise 1	9,374	164,020
Sodexo SA	6,006	607,856
Solocal Group[b]	96,407	54,014
Sopra Steria Group	1,343	118,556
STMicroelectronics NV	48,879	389,972
Suez Environnement Co.	21,142	431,170
Technicolor SA Registered[b]	35,680	242,006

53

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Technip SA	7,448	$508,012
Teleperformance	4,504	337,894
Thales SA	6,658	404,664
Total SA	153,881	8,360,333
UBISOFT Entertainment[b]	8,847	162,928
Unibail-Rodamco SE	6,841	1,889,591
Valeo SA	5,656	908,211
Vallourec SA	7,972	187,593
Veolia Environnement SA	29,529	626,039
Vicat	1,146	82,468
Vilmorin & Cie SA	616	51,390
Vinci SA	33,732	2,072,108
Virbac SA	475	123,538
Vivendi SA	86,012	2,160,374
Wendel SA	2,149	263,924
Zodiac Aerospace	14,172	520,402

		102,009,484
GERMANY — 5.70%
Aareal Bank AG	4,705	203,506
adidas AG	15,061	1,239,080
AIXTRON SEa,b	10,575	70,234
Allianz SE Registered	32,969	5,637,564
alstria office REIT-AGb	14,835	210,452
Aurubis AG	3,119	198,271
Axel Springer SE	2,883	161,350
BASF SE	66,458	6,663,531
Bayer AG Registered	60,232	8,767,336
Bayerische Motoren Werke AG	24,296	2,888,560
BayWa AG	2,436	91,580
Bechtle AG	1,845	136,057
Beiersdorf AG	6,922	604,693
Bertrandt AG	811	107,643
Bilfinger SEa	3,698	185,393
Brenntag AG	11,367	685,903
Carl Zeiss Meditec AG Bearer	3,355	85,283
Celesio AG	3,207	95,230
comdirect bank AG	6,626	70,446
Commerzbank AGb	70,040	953,180
Continental AG	8,121	1,916,912
CTS Eventim AG & Co. KGaA	4,248	145,064
Daimler AG Registered	70,167	6,787,750
Deutsche Annington Immobilien SE	25,308	852,610
Deutsche Bank AG Registered	99,798	3,212,278
Deutsche Boerse AG	14,595	1,215,297
Deutsche Euroshop AG	3,529	176,229
Deutsche Lufthansa AG Registered[b]	15,988	222,150
Deutsche Post AG Registered	68,988	2,284,734
Deutsche Telekom AG Registered	230,398	4,253,391
Deutsche Wohnen AG Bearer	21,248	558,331
DEUTZ AG	14,653	71,096
Dialog Semiconductor PLC[b]	6,154	279,696
DMG MORI SEIKI AG	5,261	185,080
Drillisch AG	4,469	207,170
Duerr AG	2,227	229,183
E.ON SE	143,021	2,237,260
ElringKlinger AG	3,057	84,422
Fraport AG Frankfurt Airport Services Worldwide	2,436	154,526
Freenet AG	10,712	348,877
Fresenius Medical Care AG & Co. KGaA	16,259	1,370,617
Fresenius SE & Co. KGaA	28,396	1,700,096
GEA Group AG	13,234	640,257

Security	Shares	Value

Gerresheimer AG	2,689	$152,737
Gerry Weber International AG	2,959	97,167
Hamborner REIT AG	16,754	195,622
Hamburger Hafen und Logistik AG	3,227	71,127
Hannover Rueck SE	4,637	473,043
HeidelbergCement AG	9,906	764,247
Heidelberger Druckmaschinen AGa,b	33,768	90,926
Henkel AG & Co. KGaA	8,299	842,437
HUGO BOSS AG	4,830	596,431
Indus Holding AG	3,424	179,772
Infineon Technologies AG	84,450	1,001,190
K+S AG Registered	12,620	414,624
Kabel Deutschland Holding AGb	1,671	224,693
Kloeckner & Co. SEb	10,601	102,325
Krones AG	1,530	169,318
KUKA AGa	2,941	210,189
KWS Saat SE	304	91,651
Lanxess AG	6,809	365,278
LEG Immobilien AGb	4,069	316,157
LEONI AG	2,961	191,014
Linde AG	13,351	2,615,089
MAN SE	2,273	246,576
Merck KGaA	9,850	1,068,312
METRO AG	11,187	405,589
MorphoSys AGb	1,971	142,300
MTU Aero Engines AG	4,198	414,287
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	12,359	2,422,168
Nordex SEb	6,171	134,115
NORMA Group SE	3,659	195,103
Osram Licht AG	6,725	355,384
Pfeiffer Vacuum Technology AG	1,316	122,941
ProSiebenSat.1 Media AG Registered	16,334	839,927
QIAGEN NVb	17,187	416,281
Rational AG	310	109,265
Rheinmetall AG	3,421	176,394
RHOEN-KLINIKUM AG	8,476	234,738
RTL Group SA	2,810	263,865
RWE AG	35,034	875,046
Salzgitter AG	3,428	117,734
SAP SE	67,053	5,104,004
SGL Carbon SEa,b	3,597	58,666
Siemens AG Registered	57,013	6,229,515
Software AG	5,702	165,677
STADA Arzneimittel AG	4,767	175,393
Suedzucker AGa	5,454	82,444
Symrise AG	9,612	586,574
TAG Immobilien AG	11,712	150,137
Telefonica Deutschland Holding AG	39,046	243,223
ThyssenKrupp AG	34,309	917,296
United Internet AG Registered[d]	9,868	444,239
Volkswagen AG	2,242	571,040
Vossloh AGa	1,414	89,284
Wacker Chemie AGa	1,253	156,692
Wincor Nixdorf AG	2,964	112,775
Wirecard AG	9,325	411,800

		91,392,139
GREECE — 0.07%
Alpha Bank AEb	353,476	123,183
FF Group[b]	3,091	93,171
Hellenic Telecommunications Organization SAb	21,589	195,952
JUMBO SA	9,698	99,869

54

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Motor Oil Hellas Corinth Refineries SA	5,599	$48,937
Mytilineos Holdings SAb	7,116	49,039
National Bank of Greece SAb	127,296	178,302
OPAP SA	19,221	171,228
Public Power Corp. SAb	11,840	79,471
Titan Cement Co. SA	3,843	96,891

		1,136,043
HONG KONG — 2.28%
AIA Group Ltd.	889,600	5,945,089
ASM Pacific Technology Ltd.[a]	23,700	265,401
Bank of East Asia Ltd. (The)	87,200	379,123
BOC Hong Kong Holdings Ltd.	288,000	1,120,247
Brightoil Petroleum Holdings Ltd.[a,b]	271,000	86,707
Cafe de Coral Holdings Ltd.[a]	40,000	150,171
Cathay Pacific Airways Ltd.	76,000	195,904
Champion REIT	167,000	90,490
Cheung Kong Infrastructure Holdings Ltd.	52,000	441,431
Chow Sang Sang Holdings International Ltd.[a]	28,000	64,517
CK Hutchison Holdings Ltd.	103,000	2,239,087
CLP Holdings Ltd.	143,000	1,253,601
Dah Sing Banking Group Ltd.	54,000	117,737
Dah Sing Financial Holdings Ltd.	17,600	123,863
Esprit Holdings Ltd.[a]	169,150	160,614
FIH Mobile Ltd.[b]	237,000	126,585
First Pacific Co. Ltd./Hong Kong	215,000	208,588
G-Resources Group Ltd.[b]	2,673,600	87,957
Galaxy Entertainment Group Ltd.	174,000	841,811
Giordano International Ltd.	194,000	97,111
Global Brands Group Holding Ltd.[b]	564,000	115,694
Great Eagle Holdings Ltd.	18,000	66,532
Hang Lung Properties Ltd.	162,000	548,628
Hang Seng Bank Ltd.	57,800	1,128,238
Henderson Land Development Co. Ltd.	80,950	650,637
HKT Trust & HKT Ltd.	211,600	283,365
Hong Kong & China Gas Co. Ltd.	478,030	1,140,935
Hong Kong Exchanges and Clearing Ltd.	70,000	2,678,570
Hopewell Holdings Ltd.[a]	42,000	161,744
Hutchison Whampoa Ltd.	157,000	2,313,128
Hysan Development Co. Ltd.[a]	50,000	231,579
Johnson Electric Holdings Ltd.	33,250	123,757
K Wah International Holdings Ltd.[a]	118,000	68,354
Kerry Logistics Network Ltd.	56,000	90,454
Kerry Properties Ltd.	48,500	198,351
Kowloon Development Co. Ltd.	38,000	48,633
Li & Fung Ltd.	444,000	453,099
Link REIT (The)	174,500	1,083,991
Luk Fook Holdings International Ltd.[a]	31,000	97,186
Macau Legend Development Ltd.[a,b]	168,000	63,722
Melco International Development Ltd.[a]	79,000	134,127
MGM China Holdings Ltd.[a]	77,600	147,168
Midland Holdings Ltd.[b]	224,000	104,614
MTR Corp. Ltd.	115,500	569,219
New World Development Co. Ltd.	365,666	485,910
Newocean Energy Holdings Ltd.	110,000	61,307
NWS Holdings Ltd.	121,000	206,060
Orient Overseas International Ltd.	19,500	120,002
Pacific Basin Shipping Ltd.	224,000	83,229
PCCW Ltd.	377,000	251,458
Power Assets Holdings Ltd.	105,000	1,062,713
Prosperity REIT	556,000	207,303
Sa Sa International Holdings Ltd.[a]	120,000	61,152

Security	Shares	Value

Sands China Ltd.[a]	180,800	$740,587
Shangri-La Asia Ltd.	84,000	127,878
Shun Tak Holdings Ltd.	174,000	101,242
Sino Land Co. Ltd.	228,000	402,985
SJM Holdings Ltd.[a]	152,000	193,551
SmarTone Telecommunications Holdings Ltd.[a]	45,000	82,207
Stella International Holdings Ltd.[a]	51,000	138,173
Sun Hung Kai Properties Ltd.	124,000	2,065,293
Sunlight REIT	352,000	178,017
Swire Pacific Ltd. Class A	46,000	622,540
Swire Properties Ltd.	94,400	325,175
Techtronic Industries Co. Ltd.	113,500	403,414
Television Broadcasts Ltd.	3,700	24,130
Texwinca Holdings Ltd.	90,000	87,432
Trinity Ltd.[a]	256,000	56,146
VTech Holdings Ltd.[a]	14,600	203,239
Wharf Holdings Ltd. (The)	112,000	809,893
Wheelock & Co. Ltd.	72,000	406,856
Wynn Macau Ltd.[a]	119,200	242,671
Xinyi Glass Holdings Ltd.[a]	180,000	120,292
Yue Yuen Industrial Holdings Ltd.	61,000	232,159

		36,600,773
HUNGARY — 0.06%
Magyar Telekom Telecommunications PLC[b]	66,274	99,196
MOL Hungarian Oil & Gas PLC	4,133	229,878
OTP Bank PLC	20,411	452,973
Richter Gedeon Nyrt	12,603	212,436

		994,483
INDIA — 1.49%
Adani Ports & Special Economic Zone Ltd.	42,239	211,178
Adani Enterprises Ltd.	12,554	133,258
AIA Engineering Ltd.	4,451	80,632
Ambuja Cements Ltd.	55,485	203,018
Apollo Hospitals Enterprise Ltd.	7,195	128,817
Asian Paints Ltd.	24,923	299,182
Astral Polytechnik Ltd.	10,255	71,235
Aurobindo Pharma Ltd.	11,556	233,913
Bajaj Auto Ltd.	6,511	199,759
Balkrishna Industries Ltd.	5,007	61,177
Bharat Heavy Electricals Ltd.	47,073	176,426
Bharat Petroleum Corp. Ltd.	19,419	233,814
Bharti Airtel Ltd.	48,188	289,136
Bosch Ltd.	685	242,700
Cairn India Ltd.	35,248	118,455
CCL International Ltd.	6,789	33,349
Cipla Ltd.	29,295	293,342
CMC Ltd.	2,202	65,114
Coal India Ltd.	55,491	316,923
Cyient Ltd.	12,040	91,217
Dabur India Ltd.	46,417	184,089
DCB Bank Ltd.[b]	91,329	175,497
Divi’s Laboratories Ltd.	4,185	113,558
DLF Ltd.	39,160	84,128
Dr. Reddy’s Laboratories Ltd.	9,001	469,111
FDC Ltd./India	27,383	66,199
Federal Bank Ltd.	66,987	138,583
Finolex Cables Ltd.	17,835	75,549
GAIL (India) Ltd.	25,606	145,255
Gateway Distriparks Ltd.	20,841	115,599

55

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Gillette India Ltd.	1,307	$89,167
Godrej Consumer Products Ltd.	9,655	159,878
HCL Technologies Ltd.	38,433	532,822
Hero Motocorp Ltd.	5,350	196,168
Hindalco Industries Ltd.	85,403	172,917
Hindustan Unilever Ltd.	57,373	768,120
Housing Development Finance Corp. Ltd.	110,624	2,037,788
ICICI Bank Ltd.	87,796	457,745
Idea Cellular Ltd.	86,937	239,534
Indiabulls Housing Finance Ltd.	16,861	157,593
Info Edge India Ltd.	5,258	63,665
Infosys Ltd.	67,801	2,073,313
ITC Ltd.	165,827	841,602
Jaiprakash Associates Ltd.[b]	131,015	42,492
Jammu & Kashmir Bank Ltd. (The)	30,466	46,072
Jindal Steel & Power Ltd.	36,182	79,525
JK Lakshmi Cement Ltd.	7,958	45,106
JSW Steel Ltd.	8,185	120,130
Jubilant Foodworks Ltd.[b]	2,915	68,438
Karur Vysya Bank Ltd. (The)	13,185	99,975
Larsen & Toubro Ltd.	24,319	624,602
LIC Housing Finance Ltd.	27,154	183,855
Mahindra & Mahindra Financial Services Ltd.	27,517	115,956
Mahindra & Mahindra Ltd.	25,961	468,005
Motherson Sumi Systems Ltd.	19,105	151,646
NCC Ltd./India	45,820	65,576
Nestle India Ltd.	2,023	209,342
Nirvikara Paper Mills Ltd.[b]	556	418
NTPC Ltd.	128,657	304,450
Oil & Natural Gas Corp. Ltd.	56,497	270,410
Oil India Ltd.	10,214	73,620
PC Jeweller Ltd.	12,987	69,980
Piramal Enterprises Ltd.	6,089	89,933
Power Finance Corp. Ltd.	24,937	104,298
Reliance Communications Ltd.[b]	72,319	68,886
Reliance Industries Ltd.	97,191	1,319,573
Reliance Infrastructure Ltd.	11,209	73,150
Risa International Ltd.[b]	9,350	22,552
Rural Electrification Corp. Ltd.	27,869	136,701
Sadbhav Engineering Ltd.	15,669	73,528
Sesa Sterlite Ltd.	87,590	289,392
Shriram Transport Finance Co. Ltd.	15,713	239,932
Siemens Ltd.	7,289	156,166
SRF Ltd.	3,447	52,757
State Bank of Bikaner & Jaipur	13,472	118,250
State Bank of India	117,025	497,009
Strides Arcolab Ltd.	4,156	67,337
Sun Pharmaceuticals Industries Ltd.	64,077	947,157
Symphony Ltd.	1,859	64,619
Tata Consultancy Services Ltd.	34,734	1,347,306
Tata Global Beverages Ltd.	40,900	91,504
Tata Motors Ltd.	3,493	27,951
Tata Motors Ltd.	63,470	507,890
Tata Power Co. Ltd.	103,703	123,761
Tata Steel Ltd.	23,542	133,565
Tech Mahindra Ltd.	22,064	215,846
Ultratech Cement Ltd.	5,017	211,067
United Breweries Ltd.	6,184	90,781
United Spirits Ltd.[b]	4,537	237,879
Wipro Ltd.	48,666	412,682
Zee Entertainment Enterprises Ltd.	44,524	218,747

		23,820,342

Security	Shares	Value

INDONESIA — 0.52%
Adaro Energy Tbk PT	1,159,900	$78,296
Aneka Tambang Persero Tbk PT	690,300	42,337
Astra Agro Lestari Tbk PT	32,100	50,394
Astra International Tbk PT	1,494,000	789,500
Bank Central Asia Tbk PT	939,700	976,853
Bank Danamon Indonesia Tbk PT	280,700	85,969
Bank Mandiri Persero Tbk PT	728,100	603,825
Bank Negara Indonesia Persero Tbk PT	642,400	318,412
Bank Rakyat Indonesia Persero Tbk PT	832,300	746,421
Bank Tabungan Negara Persero Tbk PT	836,893	71,987
Bumi Resources Tbk PTb	5,407,800	30,038
Bumi Serpong Damai Tbk PT	713,700	102,685
Charoen Pokphand Indonesia Tbk PT	591,900	129,453
Ciputra Development Tbk PT	911,100	96,645
Gajah Tunggal Tbk PT	413,500	35,090
Garuda Indonesia Persero Tbk PTb	1,619,196	74,324
Global Mediacom Tbk PT	551,100	65,898
Gudang Garam Tbk PT	40,700	156,991
Indo Tambangraya Megah Tbk PT	37,200	36,160
Indocement Tunggal Prakarsa Tbk PT	108,500	175,776
Indofood CBP Sukses Makmur Tbk PT	115,400	117,514
Indofood Sukses Makmur Tbk PT	342,100	178,143
Japfa Comfeed Indonesia Tbk PT	905,300	38,412
Jasa Marga Persero Tbk PT	193,800	92,695
Kalbe Farma Tbk PT	1,755,700	243,123
Lippo Karawaci Tbk PT	1,426,000	130,361
Matahari Department Store Tbk PT	148,400	200,347
Media Nusantara Citra Tbk PT	450,400	76,616
Mitra Adiperkasa Tbk PT	89,700	38,579
MNC Investama Tbk PT	3,216,900	66,758
Perusahaan Gas Negara Persero Tbk PT	818,300	258,826
Semen Indonesia Persero Tbk PT	224,800	216,779
Sentul City Tbk PTb	4,770,400	35,698
Summarecon Agung Tbk PT	1,195,500	164,165
Surya Citra Media Tbk PT	503,800	112,711
Tambang Batubara Bukit Asam Persero Tbk PT	84,300	60,807
Telekomunikasi Indonesia Persero Tbk PT	3,674,600	741,298
Timah Persero Tbk PT	497,659	31,290
Tower Bersama Infrastructure Tbk PT	177,900	116,313
Unilever Indonesia Tbk PT	132,200	434,462
United Tractors Tbk PT	134,500	222,048
XL Axiata Tbk PT	258,600	80,498

		8,324,497
IRELAND — 0.30%
Aer Lingus Group PLC	29,723	77,270
Bank of Ireland[b]	1,978,822	764,992
C&C Group PLC	19,748	79,973
CRH PLC	55,744	1,568,782
FBD Holdings PLC	3,713	40,046
Glanbia PLC	12,535	232,463
Hibernia REIT PLC	92,420	127,380
Irish Continental Group PLC	26,818	120,203
Kerry Group PLC Class A	10,499	770,938
Kingspan Group PLC	10,460	207,695
Paddy Power PLC[b]	3,047	272,292
Smurfit Kappa Group PLC	16,479	505,125

		4,767,159

56

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

ISRAEL — 0.44%
Bank Hapoalim BM	82,287	$412,095
Bank Leumi le-Israel BMb	111,690	434,469
Bezeq The Israeli Telecommunication Corp. Ltd.	150,545	285,287
Cellcom Israel Ltd.[b]	10,974	50,584
Delek Group Ltd.	443	123,482
Elbit Systems Ltd.	2,474	195,868
Frutarom Industries Ltd.	4,418	188,095
Gazit-Globe Ltd.	9,222	122,012
Israel Chemicals Ltd.	33,432	234,053
Israel Corp. Ltd. (The)	195	71,867
Israel Discount Bank Ltd. Class Ab	94,173	165,542
Mizrahi Tefahot Bank Ltd.[b]	13,214	147,879
NICE-Systems Ltd.	5,218	316,959
Oil Refineries Ltd.[b]	198,970	71,116
Osem Investments Ltd.	3,887	82,875
Partner Communications Co. Ltd.[b]	17,439	44,322
Paz Oil Co. Ltd.	1,079	164,818
Strauss Group Ltd.[b]	6,334	112,687
Teva Pharmaceutical Industries Ltd.	62,779	3,834,527

		7,058,537
ITALY — 1.68%
A2A SpA	111,321	128,732
Ansaldo STS SpA	10,915	116,070
Assicurazioni Generali SpA	84,857	1,662,112
Atlantia SpA	29,827	840,245
Autogrill SpA[b]	14,590	140,273
Azimut Holding SpA	8,323	245,283
Banca Generali SpA	5,830	195,723
Banca Popolare dell’Emilia Romagna SCb	36,371	301,387
Banca Popolare di Milano Scarl[b]	324,054	336,248
Banca Popolare di Sondrio Scarl	37,372	170,775
Banco Popolare SCb	25,142	400,336
Beni Stabili SpA SIIQ	108,995	89,708
Brembo SpA	2,942	117,691
Buzzi Unicem SpA	7,276	117,650
CIR-Compagnie Industriali Riunite SpA[b]	58,625	70,225
CNH Industrial NV	69,154	609,463
Credito Emiliano SpA	7,799	65,456
Credito Valtellinese SCb	99,246	124,555
Danieli & C Officine Meccaniche SpA	2,134	52,034
Danieli & C Officine Meccaniche SpA RSP	2,393	44,459
Davide Campari-Milano SpA	22,476	174,032
De’ Longhi	4,782	108,187
DiaSorin SpA	2,305	105,174
Ei Towers SpA[b]	1,487	90,145
Enel Green Power SpA	123,525	240,705
Enel SpA	472,350	2,242,080
Eni SpA	181,275	3,489,733
ERG SpA	6,435	92,514
EXOR SpA	7,980	369,393
Finmeccanica SpA[b]	31,881	409,043
Hera SpA	61,100	161,305
Interpump Group SpA	13,854	233,172
Intesa Sanpaolo SpA	933,264	3,154,039
Italcementi SpA	18,754	134,285
Luxottica Group SpA	12,736	842,008
Mediaset SpA[b]	55,532	287,112
Mediobanca SpA	47,190	461,103
Mediolanum SpA	19,684	165,978

Security	Shares	Value

Moncler SpA	8,606	$153,331
Piaggio & C SpA	32,302	98,164
Pirelli & C. SpA	17,881	309,565
Prysmian SpA	15,790	323,791
Recordati SpA	8,502	169,293
Saipem SpA[a,b]	21,679	288,108
Salvatore Ferragamo SpA	4,123	128,622
Saras SpA[b]	26,417	51,211
Snam SpA	146,154	762,526
Societa Cattolica di Assicurazioni Scrl	13,336	113,871
Societa Iniziative Autostradali e Servizi SpA	6,333	73,164
Sorin SpA[b]	44,135	139,464
Telecom Italia SpA[b]	799,402	948,620
Telecom Italia SpA RSP	364,434	351,195
Tenaris SA	34,768	535,300
Terna Rete Elettrica Nazionale SpA	98,372	464,512
Tod’s SpA	1,062	97,820
UniCredit SpA[a]	317,624	2,295,642
Unione di Banche Italiane SpA	63,687	508,829
Unipol Gruppo Finanziario SpA	11,197	58,920
UnipolSai SpA	68,796	193,186
World Duty Free SpA[b]	11,109	124,606
Yoox SpA[b]	5,204	164,444

		26,942,617
JAPAN — 16.22%
77 Bank Ltd. (The)	31,000	179,519
ABC-Mart Inc.	2,300	131,462
Accordia Golf Co. Ltd.	7,300	74,421
Acom Co. Ltd.[b]	33,400	111,640
Activia Properties Inc.	20	181,666
Adastria Holdings Co. Ltd.	2,000	60,750
ADEKA Corp.	8,600	121,666
Advance Residence Investment Corp.	95	223,707
Advantest Corp.	13,400	158,668
Aeon Co. Ltd.	47,100	586,831
Aeon Delight Co. Ltd.	3,300	87,553
AEON Financial Service Co. Ltd.	9,300	238,193
Aeon Mall Co. Ltd.	8,800	164,720
Aica Kogyo Co. Ltd.	6,700	154,021
Aichi Bank Ltd. (The)	1,900	99,549
Aiful Corp.[a,b]	27,500	95,366
Air Water Inc.	13,000	231,278
Aisin Seiki Co. Ltd.	13,200	605,565
Ajinomoto Co. Inc.	43,000	956,154
Alfresa Holdings Corp.	12,700	190,707
Alps Electric Co. Ltd.	14,100	351,940
Amada Holdings Co Ltd.	26,400	267,816
Amano Corp.	8,700	112,830
ANA Holdings Inc.	73,000	202,402
Anritsu Corp.	11,200	80,675
Aoyama Trading Co. Ltd.	3,700	128,157
Aozora Bank Ltd.	90,000	336,927
Arcs Co. Ltd.	5,400	113,487
Ariake Japan Co. Ltd.	4,100	136,358
Asahi Diamond Industrial Co. Ltd.	7,100	87,630
Asahi Glass Co. Ltd.	73,000	491,669
Asahi Group Holdings Ltd.	28,500	918,206
Asahi Holdings Inc.	2,100	39,606
Asahi Intecc Co. Ltd.	2,400	148,208
Asahi Kasei Corp.	96,000	908,097
Asatsu-DK Inc.	4,200	115,819

57

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

ASICS Corp.	12,900	$330,935
Astellas Pharma Inc.	157,600	2,462,047
Autobacs Seven Co. Ltd.	4,500	70,318
Avex Group Holdings Inc.	4,900	75,791
Awa Bank Ltd. (The)	21,000	125,119
Azbil Corp.	5,300	139,952
Bandai Namco Holdings Inc.	13,100	269,509
Bank of Kyoto Ltd. (The)	26,000	284,399
Bank of Nagoya Ltd. (The)	20,000	73,703
Bank of Yokohama Ltd. (The)	86,000	548,756
Benesse Holdings Inc.	4,300	134,746
BIC Camera Inc.	8,900	88,799
Bridgestone Corp.	47,200	1,980,373
Brother Industries Ltd.	18,100	290,247
Calbee Inc.	6,500	265,062
Calsonic Kansei Corp.	15,000	109,301
Canon Electronics Inc.	5,600	112,824
Canon Inc.	81,100	2,902,576
Canon Marketing Japan Inc.	5,000	93,925
Capcom Co. Ltd.	6,100	114,181
Casio Computer Co. Ltd.[a]	15,600	317,423
Central Glass Co. Ltd.	28,000	129,389
Central Japan Railway Co.	10,800	1,936,275
Century Tokyo Leasing Corp.	4,100	130,191
Chiba Bank Ltd. (The)	55,000	454,082
Chiyoda Co. Ltd.	3,400	73,046
Chiyoda Corp.	13,000	118,083
Chubu Electric Power Co. Inc.	49,000	649,607
Chugai Pharmaceutical Co. Ltd.	16,900	516,165
Chugoku Bank Ltd. (The)	13,500	217,498
Chugoku Electric Power Co. Inc. (The)	20,900	305,981
Citizen Holdings Co. Ltd.	21,200	167,056
Coca-Cola East Japan Co. Ltd.	6,600	123,650
Coca-Cola West Co. Ltd.	4,900	78,043
Cocokara fine Inc.	3,000	91,502
COLOPL Inc.[a]	4,000	82,627
Colowide Co. Ltd.	8,400	116,029
COMSYS Holdings Corp.	7,500	105,102
Cosmo Oil Co. Ltd.[b]	65,000	96,683
Credit Saison Co. Ltd.	11,200	212,919
CyberAgent Inc.	3,900	187,716
Dai Nippon Printing Co. Ltd.	33,000	342,630
Dai-ichi Life Insurance Co. Ltd. (The)	78,500	1,294,886
Daicel Corp.	23,000	278,491
Daido Steel Co. Ltd.	26,000	124,492
Daifuku Co. Ltd.	8,200	110,114
Daihatsu Motor Co. Ltd.	12,600	182,783
Daiichi Sankyo Co. Ltd.	44,100	768,535
Daiichikosho Co. Ltd.	4,400	141,740
Daikin Industries Ltd.	17,300	1,171,548
Daikyo Inc.	31,000	46,887
Daio Paper Corp.	7,000	74,171
Daiseki Co. Ltd.	6,500	116,236
Daishi Bank Ltd. (The)	29,000	109,777
Daito Trust Construction Co. Ltd.	5,300	618,931
Daiwa House Industry Co. Ltd.	43,100	964,501
Daiwa House Residential Investment Corp.	64	139,530
Daiwa Office Investment Corp.	26	137,094
Daiwa Securities Group Inc.	119,000	994,401
DCM Holdings Co. Ltd.	11,400	95,167
Dena Co. Ltd.	9,400	188,047
Denki Kagaku Kogyo KK	34,000	139,216
Denso Corp.	34,200	1,704,427

Security	Shares	Value

Dentsu Inc.	16,200	$755,377
DIC Corp.	61,000	185,544
DISCO Corp.	2,400	219,804
DMG Mori Seiki Co. Ltd.	9,300	153,174
Don Quijote Holdings Co. Ltd.	4,700	358,185
Doutor Nichires Holdings Co. Ltd.	5,200	98,290
Dowa Holdings Co. Ltd.	19,000	171,630
Dr. Ci:Labo Co. Ltd.	2,000	75,207
Duskin Co. Ltd.	5,800	99,550
Dydo Drinco Inc.	2,600	107,546
Earth Chemical Co. Ltd.	3,000	110,303
East Japan Railway Co.	24,300	2,151,404
Ebara Corp.	35,000	156,764
Eisai Co. Ltd.	18,800	1,261,817
Electric Power Development Co. Ltd.	11,200	378,106
Exedy Corp.	3,000	74,154
Ezaki Glico Co. Ltd.	3,400	141,489
FamilyMart Co. Ltd.	4,200	181,098
Fancl Corp.	6,300	82,073
FANUC Corp.	13,900	3,080,952
Fast Retailing Co. Ltd.	3,900	1,541,326
FCC Co. Ltd.	4,600	74,995
Frontier Real Estate Investment Corp.	33	161,319
Fuji Co. Ltd./Ehime	6,100	109,389
Fuji Electric Co. Ltd.	43,000	203,376
Fuji Heavy Industries Ltd.	43,300	1,456,178
Fuji Machine Manufacturing Co. Ltd.	8,100	100,108
Fuji Seal International Inc.	2,400	71,898
Fuji Soft Inc.	4,200	85,600
FUJIFILM Holdings Corp.	34,100	1,292,250
Fujikura Ltd.	28,000	134,069
Fujitsu Ltd.	138,000	914,695
Fukuoka Financial Group Inc.	59,000	340,186
Furukawa Electric Co. Ltd.	63,000	115,819
Fuyo General Lease Co. Ltd.	2,200	90,173
Global One Real Estate Investment Corp.	29	101,901
Glory Ltd.	4,700	130,785
GLP J-REIT	168	172,394
GMO Internet Inc.	8,800	111,112
Gree Inc.[a]	13,400	86,444
GS Yuasa Corp.	30,000	141,640
GungHo Online Entertainment Inc.[a]	33,700	138,551
Gunma Bank Ltd. (The)	31,000	220,448
Gunze Ltd.	39,000	105,264
Hachijuni Bank Ltd. (The)	34,000	266,215
Hakuhodo DY Holdings Inc.	19,800	212,610
Hamamatsu Photonics KK	11,200	327,567
Hankyu Hanshin Holdings Inc.	83,000	502,148
Hanwa Co. Ltd.	22,000	91,368
Haseko Corp.	23,100	229,900
Hazama Ando Corp.	18,600	106,002
Heiwa Corp.	3,700	77,358
Heiwa Real Estate Co. Ltd.	8,600	117,354
Heiwa Real Estate REIT Inc.	153	123,505
Higo Bank Ltd. (The)	21,000	135,297
Hikari Tsushin Inc.	1,300	86,906
Hino Motors Ltd.	19,000	249,269
Hirose Electric Co. Ltd.	2,300	324,425
Hiroshima Bank Ltd. (The)	43,000	252,244
HIS Co. Ltd.	3,800	127,333
Hisamitsu Pharmaceutical Co. Inc.	4,300	185,769
Hitachi Capital Corp.	4,500	102,545
Hitachi Chemical Co. Ltd.	9,000	174,856

58

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Hitachi Construction Machinery Co. Ltd.	7,400	$131,898
Hitachi High-Technologies Corp.	5,700	166,232
Hitachi Ltd.	351,000	2,403,061
Hitachi Metals Ltd.	17,000	267,210
Hitachi Zosen Corp.	13,400	74,239
Hogy Medical Co. Ltd.	1,800	86,638
Hokkaido Electric Power Co. Inc.[b]	15,900	146,816
Hokkoku Bank Ltd. (The)	35,000	127,225
Hokuetsu Kishu Paper Co. Ltd.	17,900	97,525
Hokuhoku Financial Group Inc.	95,000	227,835
Hokuriku Electric Power Co.	11,900	176,407
Hokuto Corp.	5,200	93,424
Honda Motor Co. Ltd.	116,500	3,934,443
HORIBA Ltd.	3,200	120,999
Hoshizaki Electric Co. Ltd.	3,900	230,735
House Foods Group Inc.	6,900	140,802
Hoya Corp.	32,100	1,244,891
Hulic Co. Ltd.	17,900	192,806
Hyakugo Bank Ltd. (The)	25,000	123,256
Hyakujushi Bank Ltd. (The)	28,000	96,632
IBIDEN Co. Ltd.	8,400	147,405
IBJ Leasing Co. Ltd.	3,500	78,675
Idemitsu Kosan Co. Ltd.	5,900	114,578
IHI Corp.	107,000	493,557
Iida Group Holdings Co. Ltd.	11,900	161,292
Inaba Denki Sangyo Co. Ltd.	3,400	123,306
Industrial & Infrastructure Fund Investment Corp.	32	154,291
INPEX Corp.	61,900	781,056
Internet Initiative Japan Inc.	3,700	62,672
Isetan Mitsukoshi Holdings Ltd.	25,500	414,239
Isuzu Motors Ltd.	43,800	583,231
IT Holdings Corp.	7,300	145,244
Ito EN Ltd.	5,000	104,036
ITOCHU Corp.	111,400	1,377,722
ITOCHU Techno-Solutions Corp.	4,100	93,704
Itoham Foods Inc.	22,000	119,128
Iwatani Corp.	14,000	95,112
Iyo Bank Ltd. (The)	26,600	332,528
Izumi Co. Ltd.	4,000	158,770
J Front Retailing Co. Ltd.	18,400	306,590
Jaccs Co. Ltd.	15,000	79,093
Jafco Co. Ltd.	2,800	105,874
Japan Airlines Co. Ltd.	8,600	287,457
Japan Airport Terminal Co. Ltd.	3,900	221,284
Japan Aviation Electronics Industry Ltd.	5,000	120,582
Japan Display Inc.[b]	27,700	114,809
Japan Excellent Inc.	109	144,186
Japan Exchange Group Inc.	19,700	574,522
Japan Hotel REIT Investment Corp.	302	222,834
Japan Logistics Fund Inc.	61	129,473
Japan Petroleum Exploration Co. Ltd.	2,200	84,842
Japan Prime Realty Investment Corp.	62	223,038
Japan Real Estate Investment Corp.	89	420,941
Japan Rental Housing Investments Inc.	145	102,386
Japan Retail Fund Investment Corp.	171	364,377
Japan Securities Finance Co. Ltd.	16,300	107,196
Japan Steel Works Ltd. (The)	32,000	147,873
Japan Tobacco Inc.	78,900	2,776,368
JFE Holdings Inc.	36,400	824,300
JGC Corp.	15,000	312,798
Joyo Bank Ltd. (The)	46,000	252,160
JSR Corp.	12,800	219,377
JTEKT Corp.	15,400	263,809

Security	Shares	Value

Juroku Bank Ltd. (The)	27,000	$107,847
JVC Kenwood Corp.	25,200	77,072
JX Holdings Inc.	157,800	689,246
K’s Holdings Corp.	3,800	127,016
Kadokawa Dwango[b]	4,118	64,900
Kagome Co. Ltd.	6,900	107,994
Kagoshima Bank Ltd. (The)	14,000	101,195
Kajima Corp.	67,000	320,807
Kakaku.com Inc.	13,100	203,500
Kamigumi Co. Ltd.	18,000	180,346
Kanamoto Co. Ltd.	2,700	79,080
Kaneka Corp.	23,000	160,675
Kanematsu Corp.	77,000	121,609
Kansai Electric Power Co. Inc. (The)[b]	53,600	540,613
Kansai Paint Co. Ltd.	18,000	322,336
Kao Corp.	38,500	1,849,557
Kawasaki Heavy Industries Ltd.	110,000	568,062
Kawasaki Kisen Kaisha Ltd.	71,000	183,922
KDDI Corp.	126,800	3,009,209
Keihin Corp.	5,800	95,479
Keikyu Corp.	33,000	262,798
Keio Corp.	43,000	332,732
Keisei Electric Railway Co. Ltd.	25,000	296,858
Keiyo Bank Ltd. (The)	24,000	142,793
Kenedix Inc.	20,100	80,454
Kenedix Office Investment Corp.	34	184,106
Kewpie Corp.	8,500	206,551
Keyence Corp.	3,500	1,880,003
Kikkoman Corp.	12,000	344,447
Kinden Corp.	11,000	154,792
Kintetsu Group Holdings Co. Ltd.	131,000	465,238
Kirin Holdings Co. Ltd.	58,700	777,958
Kisoji Co. Ltd.	9,900	164,049
Kissei Pharmaceutical Co. Ltd.	4,400	131,261
Kiyo Bank Ltd. (The)	8,500	122,311
Kobayashi Pharmaceutical Co. Ltd.	2,400	168,463
Kobe Steel Ltd.	237,000	431,737
Koito Manufacturing Co. Ltd.	8,100	285,635
Kokuyo Co. Ltd.	12,100	110,313
Komatsu Ltd.	66,800	1,351,406
Komeri Co. Ltd.	3,300	74,648
Konami Corp.	8,100	149,519
Konica Minolta Inc.	35,200	390,915
Kose Corp.	3,000	195,036
Kubota Corp.	83,000	1,301,492
Kuraray Co. Ltd.	25,700	349,195
Kureha Corp.	15,000	69,065
Kurita Water Industries Ltd.	8,100	211,181
KYB Co. Ltd.	15,000	57,157
Kyocera Corp.	23,400	1,226,217
KYORIN Holdings Inc.	5,000	115,150
Kyowa Exeo Corp.	7,200	84,593
Kyowa Hakko Kirin Co. Ltd.	17,000	249,453
Kyushu Electric Power Co. Inc.[b]	32,400	345,741
Lawson Inc.	4,400	316,938
Leopalace21 Corp.[b]	21,500	124,685
Lintec Corp.	5,500	135,443
Lion Corp.	18,000	110,253
LIXIL Group Corp.	19,200	401,584
M3 Inc.	15,700	297,286
Mabuchi Motor Co. Ltd.	4,600	275,608
Makino Milling Machine Co. Ltd.	13,000	119,495
Makita Corp.	8,800	443,419

59

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Mandom Corp.	2,300	$88,794
Marubeni Corp.	110,200	684,940
Maruha Nichiro Corp.	7,200	99,935
Marui Group Co. Ltd.	18,600	202,367
Maruichi Steel Tube Ltd.	3,900	99,235
Matsui Securities Co. Ltd.	8,200	76,813
Matsumotokiyoshi Holdings Co. Ltd.	3,400	124,158
Mazda Motor Corp.	39,600	778,797
McDonald’s Holdings Co. Japan Ltd.[a]	4,000	86,739
Medipal Holdings Corp.	9,200	126,157
Megachips Corp.	11,100	130,877
MEGMILK SNOW BRAND Co. Ltd.	5,600	67,245
Meidensha Corp.	33,000	109,752
MEIJI Holdings Co. Ltd.	4,800	550,313
Meitec Corp.	3,800	122,412
MID REIT Inc.	59	175,269
Minebea Co. Ltd.	26,000	401,721
Miraca Holdings Inc.	4,300	215,952
MIRAIT Holdings Corp.	7,800	88,513
Misawa Homes Co. Ltd.	15,600	138,441
MISUMI Group Inc.	7,400	279,193
Mitsubishi Chemical Holdings Corp.	103,200	644,450
Mitsubishi Corp.	97,800	2,117,079
Mitsubishi Electric Corp.	139,000	1,816,629
Mitsubishi Estate Co. Ltd.	91,000	2,146,678
Mitsubishi Gas Chemical Co. Inc.	28,000	157,232
Mitsubishi Heavy Industries Ltd.	218,000	1,216,333
Mitsubishi Logistics Corp.	10,000	155,010
Mitsubishi Materials Corp.	84,000	304,638
Mitsubishi Motors Corp.	45,000	416,270
Mitsubishi Tanabe Pharma Corp.	16,400	278,884
Mitsubishi UFJ Financial Group Inc.	924,100	6,609,319
Mitsubishi UFJ Lease & Finance Co. Ltd.	38,210	206,264
Mitsui & Co. Ltd.	119,100	1,672,496
Mitsui Chemicals Inc.	69,000	228,904
Mitsui Engineering & Shipbuilding Co. Ltd.	67,000	120,933
Mitsui Fudosan Co. Ltd.	68,000	2,023,749
Mitsui Mining & Smelting Co. Ltd.	48,000	114,715
Mitsui OSK Lines Ltd.	75,000	265,104
Mitsumi Electric Co. Ltd.	9,600	71,878
Miura Co. Ltd.	8,800	99,420
Mizuho Financial Group Inc.	1,630,300	3,115,648
MonotaRO Co. Ltd.	3,300	114,440
Mori Hills REIT Investment Corp.	115	158,273
MORI TRUST Sogo REIT Inc.	90	177,488
Morinaga & Co. Ltd./Japan	45,000	151,542
Morinaga Milk Industry Co. Ltd.	22,000	81,624
MOS Food Services Inc.	6,400	131,669
Moshi Moshi Hotline Inc.	9,000	97,543
MS&AD Insurance Group Holdings Inc.	38,300	1,101,761
Murata Manufacturing Co. Ltd.	15,000	2,127,100
Musashi Seimitsu Industry Co. Ltd.	4,100	87,297
Musashino Bank Ltd. (The)	3,400	123,732
Nabtesco Corp.	10,100	278,938
Nachi-Fujikoshi Corp.	14,000	82,360
Nagase & Co. Ltd.	9,000	119,654
Nagoya Railroad Co. Ltd.	70,000	277,262
Nanto Bank Ltd. (The)	20,000	72,533
NEC Corp.	189,000	634,896
NEC Networks & System Integration Corp.	3,500	75,516
NET One Systems Co. Ltd.	14,500	104,203
Nexon Co. Ltd.	11,100	141,266
NGK Insulators Ltd.	19,000	429,314

Security	Shares	Value

NGK Spark Plug Co. Ltd.	13,400	$377,354
NH Foods Ltd.	13,000	284,181
NHK Spring Co. Ltd.	12,200	140,279
Nichi-Iko Pharmaceutical Co. Ltd.	6,300	133,191
Nichias Corp.	15,000	90,750
Nichii Gakkan Co.	8,200	76,196
Nichirei Corp.	26,000	138,397
Nidec Corp.	16,200	1,212,936
Nifco Inc./Japan	4,300	152,891
Nihon Kohden Corp.	6,600	173,452
Nikon Corp.	23,700	337,072
Nintendo Co. Ltd.	7,800	1,324,442
Nippon Accommodations Fund Inc.	40	155,762
Nippon Building Fund Inc.	98	487,257
Nippon Electric Glass Co. Ltd.	29,000	166,483
Nippon Express Co. Ltd.	63,000	363,249
Nippon Flour Mills Co. Ltd.	18,000	88,894
Nippon Kayaku Co. Ltd.	12,000	145,600
Nippon Konpo Unyu Soko Co. Ltd.	6,200	109,421
Nippon Light Metal Holdings Co. Ltd.	59,100	91,858
Nippon Paint Holdings Co. Ltd.	11,900	400,744
Nippon Paper Industries Co. Ltd.	6,100	106,790
Nippon Prologis REIT Inc.	110	238,071
Nippon Sheet Glass Co. Ltd.[b]	94,000	95,830
Nippon Shokubai Co. Ltd.	11,000	152,586
Nippon Soda Co. Ltd.	18,000	112,509
Nippon Steel & Sumitomo Metal Corp.	548,000	1,433,308
Nippon Suisan Kaisha Ltd.	29,300	89,122
Nippon Telegraph & Telephone Corp.	27,000	1,823,916
Nippon Yusen KK	116,000	366,408
Nipro Corp.	10,500	100,727
Nishi-Nippon City Bank Ltd. (The)	57,000	182,427
Nishimatsu Construction Co. Ltd.	27,000	99,950
Nishimatsuya Chain Co. Ltd.	11,100	103,051
Nissan Chemical Industries Ltd.	10,300	204,761
Nissan Motor Co. Ltd.	177,700	1,857,631
Nissan Shatai Co. Ltd.	6,500	83,918
Nisshin OilliO Group Ltd. (The)	31,000	113,980
Nisshin Seifun Group Inc.	16,900	198,275
Nisshin Steel Co. Ltd.	6,700	89,916
Nissin Foods Holdings Co. Ltd.	4,500	215,844
Nissin Kogyo Co. Ltd.	5,000	82,728
Nitori Holdings Co. Ltd.	5,400	416,044
Nitto Boseki Co. Ltd.	19,000	72,717
Nitto Denko Corp.	11,700	752,527
Nitto Kogyo Corp.	3,700	67,093
NOF Corp.	14,000	108,097
NOK Corp.	8,000	253,698
Nomura Holdings Inc.	261,500	1,690,015
Nomura Real Estate Holdings Inc.	9,400	191,817
Nomura Real Estate Master Fund Inc.	138	179,433
Nomura Real Estate Office Fund Inc.	32	146,804
Nomura Real Estate Residential Fund Inc.	22	124,275
Nomura Research Institute Ltd.	9,200	364,786
Noritz Corp.	4,400	75,558
North Pacific Bank Ltd.	30,600	121,203
NSK Ltd.	35,100	553,176
NTN Corp.	37,000	202,824
NTT Data Corp.	9,900	445,074
NTT DOCOMO Inc.	108,100	1,919,550
NTT Urban Development Corp.	9,900	103,988
Obayashi Corp.	49,000	328,796
OBIC Co. Ltd.	6,300	264,277

60

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Odakyu Electric Railway Co. Ltd.	47,000	$474,045
Ogaki Kyoritsu Bank Ltd. (The)	33,000	111,406
Oiles Corp.	4,400	84,161
Oita Bank Ltd. (The)	27,000	106,042
Oji Holdings Corp.	53,000	236,500
Okasan Securities Group Inc.	14,000	107,161
Oki Electric Industry Co. Ltd.	66,000	135,673
Okinawa Electric Power Co. Inc. (The)	3,500	132,782
OKUMA Corp.	14,000	152,787
Okumura Corp.	19,000	91,451
Olympus Corp.[b]	18,200	660,048
Omron Corp.	15,100	696,515
Ono Pharmaceutical Co. Ltd.	6,200	671,965
Oracle Corp. Japan	3,200	146,269
Orient Corp.[b]	50,200	81,380
Oriental Land Co. Ltd./Japan	15,500	1,050,171
ORIX Corp.	97,000	1,503,188
Orix JREIT Inc.	173	255,879
Osaka Gas Co. Ltd.	134,000	570,175
OSAKA Titanium Technologies Co. Ltd.	3,600	77,824
OSG Corp.	7,400	154,035
Otsuka Corp.	4,100	189,463
Otsuka Holdings Co. Ltd.	28,100	890,761
Pacific Metals Co. Ltd.[a,b]	18,000	55,051
Panasonic Corp.	161,200	2,322,293
Paramount Bed Holdings Co. Ltd.	2,700	73,214
Park24 Co. Ltd.	9,000	179,970
Penta-Ocean Construction Co. Ltd.	28,500	107,170
Pigeon Corp.	9,000	238,406
Pioneer Corp.[b]	34,800	67,175
Pola Orbis Holdings Inc.	2,000	103,785
Premier Investment Corp.	28	155,595
Press Kogyo Co. Ltd.	30,000	133,868
Rakuten Inc.	59,200	1,037,125
Recruit Holdings Co. Ltd.	10,600	357,851
Rengo Co. Ltd.	18,000	78,967
Resona Holdings Inc.	159,300	854,206
Resorttrust Inc.	6,400	167,394
Ricoh Co. Ltd.	49,800	520,180
Ricoh Leasing Co. Ltd.	3,100	90,407
Rinnai Corp.	2,800	213,387
Rohm Co. Ltd.	7,300	508,749
Rohto Pharmaceutical Co. Ltd.	7,900	113,810
Royal Holdings Co. Ltd.	9,900	182,331
Ryohin Keikaku Co. Ltd.	1,800	287,140
Ryosan Co. Ltd.	4,500	107,546
Saizeriya Co. Ltd.	7,300	148,965
San-in Godo Bank Ltd. (The)	19,000	182,427
Sangetsu Co. Ltd.	6,400	99,099
Sankyo Co. Ltd.	2,900	109,898
Sankyo Tateyama Inc.	4,400	82,433
Sankyu Inc.	20,000	94,259
Sanrio Co. Ltd.[a]	3,200	86,103
Santen Pharmaceutical Co. Ltd.	30,100	397,661
Sanwa Holdings Corp.	20,100	152,173
Sapporo Holdings Ltd.	28,000	109,735
Sawai Pharmaceutical Co. Ltd.	2,800	160,040
SBI Holdings Inc./Japan	15,400	206,028
SCREEN Holdings Co. Ltd.	20,000	136,375
SCSK Corp.	4,600	134,921
Secom Co. Ltd.	15,500	1,099,908
Sega Sammy Holdings Inc.	12,900	180,775
Seiko Epson Corp.	19,100	335,331

Security	Shares	Value

Seino Holdings Co. Ltd.	11,800	$135,877
Sekisui Chemical Co. Ltd.	32,000	429,180
Sekisui House Ltd.	39,800	620,763
Sekisui House SI Residential Investment Corp.	121	134,377
Senshu Ikeda Holdings Inc.	28,700	127,348
Seven & I Holdings Co. Ltd.	54,300	2,348,145
Seven Bank Ltd.	50,100	270,867
Sharp Corp./Japan[a,b]	119,000	258,544
Shiga Bank Ltd. (The)	23,000	121,467
Shikoku Electric Power Co. Inc.	14,100	191,817
Shimachu Co. Ltd.	4,700	121,555
Shimadzu Corp.	19,000	223,548
Shimamura Co. Ltd.	1,700	169,901
Shimano Inc.	6,100	872,157
Shimizu Corp.	45,000	325,269
Shin-Etsu Chemical Co. Ltd.	29,700	1,825,382
Shinko Electric Industries Co. Ltd.	7,700	61,706
ShinMaywa Industries Ltd.	14,000	145,885
Shinsei Bank Ltd.	127,000	261,068
Shionogi & Co. Ltd.	23,700	781,286
Ship Healthcare Holdings Inc.	4,000	97,936
Shiseido Co. Ltd.	26,800	484,290
Shizuoka Bank Ltd. (The)	37,000	409,359
SHO-BOND Holdings Co. Ltd.	2,600	114,715
Showa Corp.	4,700	49,840
Showa Denko KK	112,000	153,489
Showa Shell Sekiyu KK	13,100	126,764
SKY Perfect JSAT Holdings Inc.	16,900	105,916
SMC Corp./Japan	4,000	1,209,326
SoftBank Corp.	69,400	4,352,361
Sohgo Security Services Co. Ltd.	5,400	176,210
Sojitz Corp.	109,500	215,029
Sompo Japan Nipponkoa Holdings Inc.	26,000	853,848
Sony Corp.	84,200	2,564,276
Sony Financial Holdings Inc.	13,100	236,450
Sotetsu Holdings Inc.	47,000	223,473
Square Enix Holdings Co. Ltd.	6,300	133,191
Stanley Electric Co. Ltd.	10,700	241,682
Start Today Co. Ltd.	4,800	118,927
Sugi Holdings Co. Ltd.	3,500	170,803
Sumco Corp.	9,900	150,978
Sumitomo Bakelite Co. Ltd.	25,000	114,481
Sumitomo Chemical Co. Ltd.	115,000	648,659
Sumitomo Corp.	73,800	874,783
Sumitomo Dainippon Pharma Co. Ltd.	11,700	131,890
Sumitomo Electric Industries Ltd.	52,800	749,180
Sumitomo Forestry Co. Ltd.	11,600	135,125
Sumitomo Heavy Industries Ltd.	45,000	282,026
Sumitomo Metal Mining Co. Ltd.	38,000	561,252
Sumitomo Mitsui Financial Group Inc.	91,000	3,986,145
Sumitomo Mitsui Trust Holdings Inc.	239,000	1,059,093
Sumitomo Osaka Cement Co. Ltd.	31,000	101,287
Sumitomo Realty & Development Co. Ltd.	26,000	1,008,540
Sumitomo Rubber Industries Ltd.	13,500	250,552
Sumitomo Warehouse Co. Ltd. (The)	16,000	90,783
Sundrug Co. Ltd.	2,900	145,642
Suntory Beverage & Food Ltd.	10,800	461,168
Suruga Bank Ltd.	14,600	323,794
Suzuken Co. Ltd./Aichi Japan	5,700	178,854
Suzuki Motor Corp.	26,600	862,994
Sysmex Corp.	11,600	643,637
T&D Holdings Inc.	43,300	627,591
Tadano Ltd.	10,000	145,316

61

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Taiheiyo Cement Corp.	81,000	$255,854
Taikisha Ltd.	4,400	118,208
Taisei Corp.	79,000	458,803
Taisho Pharmaceutical Holdings Co. Ltd.	2,100	147,405
Taiyo Holdings Co. Ltd.	3,000	103,660
Taiyo Nippon Sanso Corp.	12,000	155,528
Taiyo Yuden Co. Ltd.	8,900	131,934
Takara Holdings Inc.	13,000	97,226
Takasago Thermal Engineering Co. Ltd.	9,300	121,000
Takashimaya Co. Ltd.	23,000	215,259
Takata Corp.[a]	2,800	34,699
Takeda Pharmaceutical Co. Ltd.	56,700	2,917,205
Tamron Co. Ltd.	4,000	94,326
TDK Corp.	9,600	693,908
Teijin Ltd.	80,000	272,082
Temp Holdings Co. Ltd.	3,800	121,459
Terumo Corp.	22,600	583,555
THK Co. Ltd.	8,700	221,008
Toagosei Co. Ltd.	24,000	106,894
Tobu Railway Co. Ltd.	70,000	334,002
Toda Corp.	19,000	78,591
Toho Bank Ltd. (The)	29,000	122,863
Toho Co. Ltd./Tokyo	9,700	241,629
Toho Gas Co. Ltd.	35,000	212,626
Toho Holdings Co. Ltd.	4,500	78,478
Toho Zinc Co. Ltd.	30,000	116,069
Tohoku Electric Power Co. Inc.	34,300	431,939
Tokai Carbon Co. Ltd.	26,000	76,477
Tokai Rika Co. Ltd.	5,000	122,587
Tokai Tokyo Financial Holdings Inc.	17,600	136,188
Tokio Marine Holdings Inc.	51,600	2,113,241
Tokuyama Corp.	31,000	69,424
Tokyo Dome Corp.	21,000	89,847
Tokyo Electric Power Co. Inc.[b]	107,800	441,397
Tokyo Electron Ltd.	12,700	700,426
Tokyo Gas Co. Ltd.	174,000	1,006,894
Tokyo Ohka Kogyo Co. Ltd.	4,500	140,073
Tokyo Seimitsu Co. Ltd.	4,800	104,046
Tokyo Tatemono Co. Ltd.	29,000	211,557
Tokyu Corp.	79,000	527,459
Tokyu Fudosan Holdings Corp.	33,300	248,213
TOKYU REIT Inc.	98	131,928
TOMONY Holdings Inc.	21,000	99,850
Tomy Co. Ltd.	14,300	87,112
TonenGeneral Sekiyu KK	20,000	192,028
Top REIT Inc.	24	103,485
Topcon Corp.	6,400	166,324
Toppan Forms Co. Ltd.	7,300	88,147
Toppan Printing Co. Ltd.	37,000	311,348
Toray Industries Inc.	110,000	957,341
Toshiba Corp.	294,000	1,182,191
Toshiba Machine Co. Ltd.	17,000	75,859
Toshiba TEC Corp.	13,000	72,240
Tosoh Corp.	40,000	215,259
TOTO Ltd.	22,000	312,526
Toyo Ink SC Holdings Co. Ltd.	16,000	76,343
Toyo Seikan Group Holdings Ltd.	11,800	187,546
Toyo Suisan Kaisha Ltd.	7,200	252,093
Toyo Tire & Rubber Co. Ltd.	7,500	143,708
Toyobo Co. Ltd.	76,000	116,220
Toyoda Gosei Co. Ltd.	5,100	118,518
Toyota Boshoku Corp.	6,000	89,195
Toyota Industries Corp.	12,000	683,881

Security	Shares	Value

Toyota Motor Corp.	198,000	$13,828,729
Toyota Tsusho Corp.	14,700	379,569
Trend Micro Inc./Japan	7,900	268,350
TS Tech Co. Ltd.	4,200	125,470
TSI Holdings Co. Ltd.	12,300	84,282
Tsubakimoto Chain Co.	13,000	106,785
Tsumura & Co.	5,400	126,573
Tsuruha Holdings Inc.	3,300	240,461
UACJ Corp.	22,000	64,160
Ube Industries Ltd.	80,000	133,033
ULVAC Inc.[b]	4,700	80,356
Unicharm Corp.	28,400	715,755
Unipres Corp.	4,300	88,896
United Arrows Ltd.	2,300	70,824
United Urban Investment Corp.	180	286,237
Universal Entertainment Corp.	2,900	48,442
UNY Group Holdings Co. Ltd.	15,400	87,121
Ushio Inc.	10,200	134,329
USS Co. Ltd.	15,700	277,607
Valor Co. Ltd.	5,200	111,109
Wacom Co. Ltd.	15,200	79,385
WATAMI Co. Ltd.[a,b]	11,200	110,343
West Japan Railway Co.	12,600	699,228
Xebio Co. Ltd.	3,400	59,806
Yahoo Japan Corp.	113,200	464,454
Yakult Honsha Co. Ltd.	7,100	446,754
Yamada Denki Co. Ltd.	62,600	256,845
Yamagata Bank Ltd. (The)	25,000	111,557
Yamaguchi Financial Group Inc.	18,000	225,921
Yamaha Corp.	13,300	242,172
Yamaha Motor Co. Ltd.	19,900	470,769
Yamanashi Chuo Bank Ltd. (The)	21,000	98,095
Yamato Holdings Co. Ltd.	26,100	586,470
Yamato Kogyo Co. Ltd.	3,300	78,067
Yaskawa Electric Corp.	17,300	239,977
Yokogawa Electric Corp.	16,300	190,963
Yokohama Rubber Co. Ltd. (The)	15,000	161,569
Yoshinoya Holdings Co. Ltd.	8,000	91,318
Zenkoku Hosho Co. Ltd.	4,800	177,689
Zenrin Co. Ltd.	9,200	113,395
Zensho Holdings Co. Ltd.[a,b]	10,800	101,258
Zeon Corp.	14,000	126,113

		260,070,009
MALAYSIA — 0.78%
AirAsia Bhd	117,200	74,700
Alliance Financial Group Bhd	88,800	118,184
AMMB Holdings Bhd	144,800	263,864
Astro Malaysia Holdings Bhd	236,300	208,334
Axiata Group Bhd	184,500	349,159
Berjaya Corp. Bhd	456,800	55,793
Berjaya Sports Toto Bhd	36,642	33,540
British American Tobacco Malaysia Bhd	11,100	208,754
Bumi Armada Bhd[b]	193,000	64,487
Bursa Malaysia Bhd	72,400	177,671
CapitaMalls Malaysia Trust	165,600	69,281
Carlsberg Brewery Malaysia Bhd	19,500	73,368
CIMB Group Holdings Bhd	393,400	651,709
Dialog Group Bhd	319,078	145,137
DiGi.Com Bhd	267,400	451,235
DRB-Hicom Bhd	91,800	48,458
Felda Global Ventures Holdings Bhd	104,000	60,447

62

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Gamuda Bhd	160,700	$235,985
Genting Bhd	156,900	385,477
Genting Malaysia Bhd	239,300	288,920
Genting Plantations Bhd	30,500	84,867
Hong Leong Bank Bhd	46,300	183,042
Hong Leong Financial Group Bhd	23,900	108,713
IHH Healthcare Bhd	223,500	371,506
IJM Corp. Bhd	109,900	226,188
IOI Corp. Bhd	220,200	268,333
IOI Properties Group Bhd	126,673	76,114
KPJ Healthcare Bhd	71,000	84,925
Kuala Lumpur Kepong Bhd	37,500	233,118
Lafarge Malaysia Bhd	54,000	146,315
Magnum Bhd	27,900	21,386
Malayan Banking Bhd	335,300	867,082
Malaysia Airports Holdings Bhd	68,800	124,599
Malaysian Resources Corp. Bhd	143,800	53,297
Maxis Bhd	137,300	267,545
Media Prima Bhd	186,200	87,833
MISC Bhd	95,100	244,325
Parkson Holdings Bhd[b]	92,874	56,066
Pavilion REIT	136,700	59,877
Petronas Chemicals Group Bhd	208,000	342,822
Petronas Dagangan Bhd	25,500	153,222
Petronas Gas Bhd	56,200	358,519
PPB Group Bhd	39,100	168,411
Public Bank Bhd	202,560	1,107,923
RHB Capital Bhd	56,700	125,770
Sapurakencana Petroleum Bhd	307,000	229,291
Sime Darby Bhd	218,200	555,073
Sunway REIT	174,100	83,592
Telekom Malaysia Bhd	93,900	195,367
Tenaga Nasional Bhd	262,300	1,057,596
UEM Sunrise Bhd	121,900	44,153
UMW Holdings Bhd	39,800	118,903
WCT Holdings Bhd	159,770	82,094
YTL Corp. Bhd	402,000	188,499
YTL Power International Bhd	237,800	106,831

		12,447,700
MEXICO — 0.92%
Alfa SAB de CV	213,600	433,154
Alsea SAB de CVa,b	47,700	143,061
America Movil SAB de CV	2,417,600	2,535,498
Arca Continental SAB de CV	34,500	211,682
Bolsa Mexicana de Valores SAB de CV	71,500	137,359
Cemex SAB de CV CPO[b]	921,969	888,303
Coca-Cola Femsa SAB de CV Series L	29,700	237,296
Controladora Comercial Mexicana SAB de CV BC Units	31,600	101,624
Corp Inmobiliaria Vesta SAB de CV	61,000	114,011
El Puerto de Liverpool SAB de CV Series C1[b]	15,300	167,862
Empresas ICA SAB de CVa,b	78,700	69,781
Fibra Uno Administracion SA de CV	162,600	405,206
Fomento Economico Mexicano SAB de CVb	143,300	1,297,461
Genomma Lab Internacional SAB de CV Series Ba,b	70,200	82,718
Gentera SAB de CVa,b	107,400	183,115
Gruma SAB de CV Series B	16,900	203,525
Grupo Aeroportuario del Pacifico SAB de CV Series B	29,100	206,928
Grupo Aeroportuario del Sureste SAB de CV Series B	18,300	258,699
Grupo Bimbo SAB de CVb	129,100	346,264
Grupo Carso SAB de CV Series A1	45,000	185,263
Grupo Comercial Chedraui SA de CV	30,600	91,715

Security	Shares	Value

Grupo Financiero Banorte SAB de CV	187,700	$1,068,947
Grupo Financiero Inbursa SAB de CV Series O	178,300	425,179
Grupo Financiero Santander Mexico SAB de CV Series B	138,600	282,056
Grupo Herdez SAB de CVb	40,600	110,348
Grupo Mexico SAB de CV Series B	279,100	860,508
Grupo Simec SAB de CV Series Bb	19,000	50,985
Grupo Televisa SAB[b]	190,100	1,381,857
Industrias CH SAB de CV Series Bb	17,500	71,295
Industrias Penoles SAB de CV	8,840	149,747
Kimberly-Clark de Mexico SAB de CV Series A	114,900	254,545
Mexichem SAB de CV	69,600	199,091
Mexico Real Estate Management SA de CVb	82,600	125,076
Minera Frisco SAB de CV Series A1[b]	58,700	48,685
OHL Mexico SAB de CVb	64,900	130,595
Promotora y Operadora de Infraestructura SAB de CVb	21,000	241,144
TV Azteca SAB de CV CPO[b]	153,200	46,775
Wal-Mart de Mexico SAB de CV	393,400	928,124

		14,675,482
NETHERLANDS — 1.86%
Aalberts Industries NV	8,328	258,261
Aegon NV	128,564	1,017,801
Akzo Nobel NV	17,665	1,354,341
Altice SAb	6,598	697,788
Arcadis NV	5,350	169,567
ASM International NV	4,355	211,816
ASML Holding NV	25,630	2,777,482
BinckBank NV	8,945	89,789
Boskalis Westminster NV	6,090	317,323
Brunel International NV	4,277	87,728
Corbion NV	6,293	143,959
Delta Lloyd NV	15,629	295,358
Eurocommercial Properties NV	3,147	143,805
Fiat Chrysler Automobiles NVa,b	66,948	1,001,498
Fugro NV CVA[a]	5,740	165,269
Gemalto NVa	5,877	547,253
Heineken Holding NV	7,105	495,524
Heineken NV	16,713	1,317,685
ING Groep NV CVA[b]	279,249	4,316,627
Koninklijke Ahold NV	64,164	1,243,852
Koninklijke BAM Groep NVb	21,358	89,532
Koninklijke DSM NV	11,751	670,888
Koninklijke KPN NV	233,787	866,859
Koninklijke Philips NV	66,683	1,916,983
Koninklijke Ten Cate NV	4,221	98,286
Koninklijke Vopak NV	5,463	286,734
NSI NV	22,112	103,744
OCI NVb	6,435	191,842
PostNL NVb	34,149	170,933
Randstad Holding NV	9,465	565,300
Reed Elsevier NV	51,225	1,236,113
SBM Offshore NVa,b	15,103	195,468
TKH Group NV	4,454	165,399
TNT Express NV	31,397	268,086
TomTom NVa,b	9,584	85,271
Unilever NV CVA	117,682	5,151,445
USG People NV	6,936	94,393
VastNed Retail NV	1,875	91,489
Wereldhave NV	2,895	185,621
Wolters Kluwer NV	22,723	736,368

		29,823,480

63

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

NEW ZEALAND — 0.18%
Air New Zealand Ltd.	50,525	$103,861
Auckland International Airport Ltd.	70,290	246,706
Chorus Ltd.[b]	32,043	74,408
Contact Energy Ltd.	30,183	130,525
Fisher & Paykel Healthcare Corp. Ltd.	45,643	225,877
Fletcher Building Ltd.	44,333	280,487
Freightways Ltd.	15,162	70,531
Goodman Property Trust	50,492	45,362
Infratil Ltd.	43,753	103,931
Kiwi Property Group Ltd.	66,808	65,869
Meridian Energy Ltd.	115,959	177,454
Mighty River Power Ltd.	76,296	174,845
Nuplex Industries Ltd.	16,644	42,578
Precinct Properties New Zealand Ltd.	63,694	56,010
Ryman Healthcare Ltd.	29,415	182,520
Sky Network Television Ltd.	35,883	171,840
SKYCITY Entertainment Group Ltd.	42,777	136,787
Spark New Zealand Ltd.	145,566	329,155
Trade Me Group Ltd.	34,723	100,987
Xero Ltd.[b]	5,578	84,511

		2,804,244
NORWAY — 0.60%
Akastor ASA[a,b]	25,902	50,529
Aker ASA Class A	3,686	82,911
Aker Solutions ASA	14,440	87,918
Atea ASA	14,056	156,686
Austevoll Seafood ASA	19,566	113,727
Borregaard ASA	12,638	97,693
BW LPG Ltd.[c]	9,494	83,972
Det Norske Oljeselskap ASA[a,b]	10,639	77,581
DNB ASA	73,513	1,307,245
DNO ASA[a,b]	54,872	103,037
Gjensidige Forsikring ASA	18,586	323,353
Kvaerner ASA	87,676	68,647
Leroy Seafood Group ASA	3,440	114,126
Marine Harvest ASA	26,618	325,152
Norsk Hydro ASA	104,033	491,346
Norwegian Air Shuttle ASA[a,b]	2,391	100,266
Norwegian Property ASA[b]	73,130	98,503
Opera Software ASA[a]	13,864	135,043
Orkla ASA	63,403	497,262
Petroleum Geo-Services ASA[a]	22,038	145,877
Prosafe SE	28,652	101,901
REC Silicon ASA[b]	252,310	70,649
Schibsted ASA	5,768	359,223
SpareBank 1 SMN	19,287	172,125
Statoil ASA	83,484	1,761,523
Storebrand ASA[b]	44,250	156,553
Subsea 7 SA	24,493	271,892
Telenor ASA	56,556	1,278,148
TGS Nopec Geophysical Co. ASA	8,984	228,192
Yara International ASA	13,867	711,062

		9,572,142
PERU — 0.08%
Cia. de Minas Buenaventura SA ADR	15,673	175,224
Credicorp Ltd.	5,130	782,581

Security	Shares	Value

Southern Copper Corp.	12,072	$393,306

		1,351,111
PHILIPPINES — 0.28%
Aboitiz Equity Ventures Inc.	136,310	173,410
Aboitiz Power Corp.	106,000	102,239
Alliance Global Group Inc.	208,800	119,100
Ayala Corp.	18,350	321,424
Ayala Land Inc.	539,400	468,175
Bank of the Philippine Islands	57,127	129,957
BDO Unibank Inc.	126,410	309,425
Belle Corp.	394,000	36,896
DMCI Holdings Inc.	309,000	104,087
Energy Development Corp.	835,600	151,996
First Gen Corp.	138,200	87,209
First Philippine Holdings Corp.	26,170	54,538
Globe Telecom Inc.	2,175	106,576
International Container Terminal Services Inc.	63,990	158,071
JG Summit Holdings Inc.	194,602	312,464
Jollibee Foods Corp.	38,800	173,393
Manila Water Co. Inc.	130,600	72,588
Metro Pacific Investments Corp.	1,029,200	104,700
Metropolitan Bank & Trust Co.	31,907	66,637
Philippine Long Distance Telephone Co.	6,260	389,405
Philippine National Bank[b]	21,665	37,681
SM Investments Corp.	11,400	230,534
SM Prime Holdings Inc.	615,500	257,921
Universal Robina Corp.	93,600	457,806

		4,426,232
POLAND — 0.33%
Alior Bank SAb	4,443	108,333
Asseco Poland SA	8,105	136,247
Bank Handlowy w Warszawie SA	2,718	85,853
Bank Millennium SA	39,539	80,303
Bank Pekao SA	9,591	498,272
Bank Zachodni WBK SA	2,654	273,408
Cyfrowy Polsat SA	18,613	129,550
ENEA SA	18,834	85,061
Eurocash SA	7,951	80,609
Getin Noble Bank SAb	121,677	60,348
Globe Trade Centre SAb	33,081	56,737
Grupa Azoty SA	4,417	100,356
Grupa Lotos SAb	9,920	84,630
Jastrzebska Spolka Weglowa SAb	6,276	24,954
Kernel Holding SA	6,911	66,734
KGHM Polska Miedz SA	9,923	347,667
Lubelski Wegiel Bogdanka SA	3,970	96,789
mBank SAb	1,230	158,952
Netia SA	49,481	80,752
Orange Polska SA	46,863	132,444
PGE Polska Grupa Energetyczna SA	64,704	372,006
Polski Koncern Naftowy Orlen SA	26,142	496,025
Polskie Gornictwo Naftowe i Gazownictwo SA	146,308	263,501
Powszechna Kasa Oszczednosci Bank Polski SA	67,299	673,158
Powszechny Zaklad Ubezpieczen SA	4,221	549,627
Synthos SA	42,352	55,388
Tauron Polska Energia SA	101,115	135,040
TVN SAb	20,997	98,902

		5,331,646

64

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

PORTUGAL — 0.13%
Banco BPI SA Registered[a,b,d]	35,031	$57,311
Banco Comercial Portugues SA Registered[a,b]	2,993,946	298,919
CTT-Correios de Portugal SA	12,357	139,505
EDP — Energias de Portugal SA	159,934	640,153
Galp Energia SGPS SA	30,051	410,482
Jeronimo Martins SGPS SAa	19,301	281,701
Mota-Engil SGPS SA	12,463	43,125
NOS SGPS SA	18,099	131,825
Portugal Telecom SGPS SA Registered[a]	53,379	34,273
Sonae SGPS SA	70,385	97,956

		2,135,250
QATAR — 0.15%
Industries Qatar QSC	14,139	563,610
Masraf Al Rayan QSC	36,682	488,751
Ooredoo QSC	9,673	264,409
Qatar National Bank SAQ	14,997	815,760
Vodafone Qatar QSC	48,755	226,359

		2,358,889
RUSSIA — 0.32%
Gazprom OAO ADR	224,680	1,331,004
LSR Group PJSC GDR[d]	86,654	240,898
Lukoil OAO ADR	20,908	1,071,535
Magnit PJSC GDR[d]	17,036	939,535
Mechel ADR[b]	45,438	63,613
MegaFon OAO GDR[d]	13,077	222,309
Mobile TeleSystems OJSC ADR	37,847	457,192
NOVATEK OAO GDR[d]	5,878	571,342
Pharmstandard OJSC GDR[b,d]	11,188	54,933
Sistema JSFC GDR[d]	17,058	128,788

		5,081,149
SINGAPORE — 1.15%
AIMS AMP Capital Industrial REIT[a]	120,825	139,566
ARA Asset Management Ltd.[a]	107,900	140,929
Ascendas India Trust[a]	171,400	115,815
Ascendas REIT	144,800	270,021
Ascott Residence Trust[a]	67,600	65,071
Biosensors International Group Ltd.[a,b]	119,100	74,182
Cache Logistics Trust	157,400	140,223
Cambridge Industrial Trust[a]	262,000	138,462
CapitaCommercial Trust	143,500	183,634
CapitaLand Ltd.	181,900	506,746
CapitaMall Trust	173,400	286,698
CapitaRetail China Trust	90,940	119,120
CDL Hospitality Trusts	79,700	103,194
City Developments Ltd.	28,900	232,806
ComfortDelGro Corp. Ltd.	170,200	394,484
COSCO Corp. Singapore Ltd.[a]	164,000	74,908
DBS Group Holdings Ltd.	126,100	2,007,813
Ezion Holdings Ltd.[a]	125,060	113,772
Ezra Holdings Ltd.[a,b]	218,180	72,477
First REIT	130,100	142,422
First Resources Ltd.[a]	54,500	73,240
Frasers Centrepoint Trust[a]	63,800	99,706
Frasers Commercial Trust	121,600	138,625
Genting Singapore PLC	430,000	332,755

Security	Shares	Value

Global Logistic Properties Ltd.	216,100	$448,662
Golden Agri-Resources Ltd.	502,500	159,337
Hutchison Port Holdings Trust	345,400	233,145
Hyflux Ltd.[a]	120,200	87,572
Indofood Agri Resources Ltd.	92,500	50,980
Jardine Cycle & Carriage Ltd.[a]	7,400	225,763
Kenon Holdings Ltd.[b]	3,390	73,366
Keppel Corp. Ltd.[a]	102,000	671,504
Keppel REIT[a]	96,860	89,946
Lippo Malls Indonesia Retail Trust	358,700	97,491
M1 Ltd./Singapore[a]	32,900	88,426
Mapletree Commercial Trust	119,600	139,054
Mapletree Industrial Trust	92,700	112,678
Mapletree Logistics Trust	119,600	111,063
Midas Holdings Ltd.[a]	410,500	120,867
Neptune Orient Lines Ltd./Singapore[b]	96,900	83,033
Noble Group Ltd.	353,300	230,723
OUE Hospitality Trust	187,466	137,994
OUE Ltd.	19,000	31,701
Oversea-Chinese Banking Corp. Ltd.[a]	212,750	1,715,428
Parkway Life REIT	48,900	90,450
Perennial Real Estate Holdings Ltd.[a,b]	102,372	83,858
Sabana Shari’ah Compliant Industrial REIT	207,465	135,485
SATS Ltd.	49,800	119,937
SembCorp Industries Ltd.[a]	65,400	223,176
Sembcorp Marine Ltd[a]	55,700	124,894
Singapore Airlines Ltd.	33,700	310,400
Singapore Exchange Ltd.	58,400	375,651
Singapore Post Ltd.[a]	143,500	206,927
Singapore Press Holdings Ltd.[a]	41,000	129,697
Singapore Technologies Engineering Ltd.	108,000	295,164
Singapore Telecommunications Ltd.	561,600	1,878,289
SMRT Corp. Ltd.[a]	101,700	129,376
Starhill Global REIT	153,500	101,402
StarHub Ltd.	37,500	119,758
Suntec REIT	170,400	227,706
Super Group Ltd./Singapore[a]	49,900	56,133
Tiger Airways Holdings Ltd.[a,b]	335,340	88,610
United Engineers Ltd.[a]	42,900	85,829
United Overseas Bank Ltd.	93,900	1,736,145
UOL Group Ltd.[a]	36,100	217,491
Vard Holdings Ltd.[a,b]	148,800	71,898
Venture Corp. Ltd.[a]	22,600	144,177
Wheelock Properties Singapore Ltd.	15,000	21,743
Wilmar International Ltd.	122,800	302,237
Wing Tai Holdings Ltd.[a]	49,900	73,839
Yangzijiang Shipbuilding Holdings Ltd.[a]	147,500	163,140

		18,388,814
SOUTH AFRICA — 1.66%
Adcock Ingram Holdings Ltd.[b]	17,145	76,016
Aeci Ltd.	9,818	106,325
African Rainbow Minerals Ltd.	8,882	80,603
Anglo American Platinum Ltd.[b]	3,434	93,963
AngloGold Ashanti Ltd.[b]	29,437	331,987
ArcelorMittal South Africa Ltd.[b]	17,967	29,664
Aspen Pharmacare Holdings Ltd.[b]	25,286	765,592
Assore Ltd.	3,157	30,458
Aveng Ltd.[b]	61,156	54,731
AVI Ltd.	28,895	197,376
Barclays Africa Group Ltd.	24,810	395,469
Barloworld Ltd.	16,515	131,361

65

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Bidvest Group Ltd. (The)	22,428	$605,301
Brait SEb	29,270	221,677
Capital Property Fund[b]	113,725	130,122
Clicks Group Ltd.	21,759	166,139
Coronation Fund Managers Ltd.	21,338	162,407
DataTec Ltd.	15,342	79,301
Discovery Ltd.	29,514	326,042
Emira Property Fund	50,179	76,174
Exxaro Resources Ltd.	11,702	95,173
FirstRand Ltd.	255,935	1,216,511
Foschini Group Ltd. (The)	15,229	224,433
Gold Fields Ltd.	58,212	264,278
Grindrod Ltd.	40,584	55,329
Growthpoint Properties Ltd.	146,742	342,549
Harmony Gold Mining Co. Ltd.[b]	32,673	62,306
Hyprop Investments Ltd.	19,668	201,514
Illovo Sugar Ltd.	22,071	39,800
Impala Platinum Holdings Ltd.[b]	36,508	201,530
Imperial Holdings Ltd.	12,661	211,250
Investec Ltd.	17,319	163,816
JSE Ltd.	11,564	128,715
Kumba Iron Ore Ltd.	5,274	70,648
Lewis Group Ltd.	9,904	71,653
Liberty Holdings Ltd.	10,937	151,667
Life Healthcare Group Holdings Ltd.	63,470	216,643
Massmart Holdings Ltd.	8,311	104,275
Mediclinic International Ltd.	29,705	313,394
MMI Holdings Ltd./South Africa	87,450	247,587
Mondi Ltd.	8,935	179,176
Mr. Price Group Ltd.	18,255	388,334
MTN Group Ltd.	119,808	2,394,927
Murray & Roberts Holdings Ltd.	69,559	76,505
Nampak Ltd.	42,719	152,387
Naspers Ltd. Class N	28,883	4,519,930
Nedbank Group Ltd.	14,840	318,716
Netcare Ltd.	75,691	263,801
Northam Platinum Ltd.[b]	23,164	94,604
Omnia Holdings Ltd.	4,693	64,412
Pick n Pay Holdings Ltd.	19,499	41,995
Pick n Pay Stores Ltd.	20,322	97,053
PPC Ltd.	48,903	69,615
Rand Merchant Insurance Holdings Ltd.	67,643	264,888
Redefine Properties Ltd.	222,090	224,019
Remgro Ltd.	35,973	796,415
Resilient Property Income Fund Ltd.	23,323	194,037
Reunert Ltd.	17,411	88,321
RMB Holdings Ltd.	56,841	340,966
Sanlam Ltd.	137,721	886,605
Sappi Ltd.[b]	41,458	169,214
Sasol Ltd.	40,400	1,624,056
Shoprite Holdings Ltd.	32,067	456,485
Sibanye Gold Ltd.	61,485	144,814
SPAR Group Ltd. (The)	15,182	242,533
Standard Bank Group Ltd.	88,430	1,291,375
Steinhoff International Holdings Ltd.	158,240	1,000,303
Sun International Ltd./South Africa	10,455	115,777
Super Group Ltd./South Africa[b]	26,890	80,943
Telkom SA SOC Ltd.[b]	24,909	170,836
Tiger Brands Ltd.	11,793	305,770
Tongaat Hulett Ltd.	9,161	101,508
Truworths International Ltd.	28,133	204,053
Vodacom Group Ltd.	24,377	302,344
Wilson Bayly Holmes-Ovcon Ltd.	7,729	71,982

Security	Shares	Value

Woolworths Holdings Ltd./South Africa	64,987	$486,581

		26,669,059
SOUTH KOREA — 3.21%
Able C&C Co. Ltd.	2,226	66,032
Amicogen Inc.	1,402	89,194
AmorePacific Corp.	230	833,321
AmorePacific Group	230	349,720
Asiana Airlines Inc.[b]	13,897	99,561
Binggrae Co. Ltd.	891	71,396
BNK Financial Group Inc.	12,768	191,163
Cell Biotech Co. Ltd.	1,382	74,515
Celltrion Inc.[b]	5,005	400,120
Chabiotech Co. Ltd.[b]	5,482	84,122
Cheil Worldwide Inc.[b]	5,525	118,282
CJ CheilJedang Corp.	662	258,439
CJ Corp.	1,215	216,479
CJ E&M Corp.[b]	2,108	115,625
CJ Korea Express Co. Ltd.[b]	727	138,686
CJ O Shopping Co. Ltd.	323	72,313
Cosmax Inc.	885	119,706
Coway Co. Ltd.	3,686	310,491
Daelim Industrial Co. Ltd.	1,898	146,953
Daesang Corp.	2,185	94,778
Daewoo Engineering & Construction Co. Ltd.[b]	11,193	74,446
Daewoo International Corp.	3,927	115,026
Daewoo Securities Co. Ltd.	19,241	302,436
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,254	139,748
Daum Kakao Corp.	2,160	217,410
Dong-A Socio Holdings Co. Ltd.	525	75,175
Dong-A ST Co. Ltd.	592	68,478
Dongbu Insurance Co. Ltd.	3,981	203,135
Dongkuk Steel Mill Co. Ltd.[b]	9,981	59,588
Dongwon Industries Co. Ltd.	189	55,184
Doosan Corp.	653	75,838
Doosan Heavy Industries & Construction Co. Ltd.	4,535	129,028
Doosan Infracore Co. Ltd.[b]	12,469	138,415
E-Mart Co. Ltd.	1,631	337,002
Fila Korea Ltd.	1,158	113,424
Gamevil Inc.[b]	576	63,672
GemVax & Kael Co. Ltd.[b]	3,239	62,997
Grand Korea Leisure Co. Ltd.	2,966	106,660
Green Cross Corp./South Korea	654	107,983
Green Cross Holdings Corp.	4,020	109,500
GS Engineering & Construction Corp.[b]	3,983	119,824
GS Holdings Corp.	3,965	185,674
Halla Holdings Corp.	950	61,413
Halla Visteon Climate Control Corp.	3,104	116,979
Hana Financial Group Inc.	21,032	621,935
Hana Tour Service Inc.	1,448	172,220
Handsome Co. Ltd.	2,895	95,330
Hanjin Heavy Industries & Construction Co. Ltd.[b]	9,928	57,605
Hanjin Kal Corp.	2,727	83,820
Hanjin Shipping Co. Ltd.[b]	8,417	59,280
Hankook Tire Co. Ltd.	5,403	227,309
Hanmi Pharm Co. Ltd.[b]	674	237,346
Hansol Holdings Co. Ltd.[b]	14,120	106,032
Hanssem Co. Ltd.	965	178,687
Hanwha Chemical Corp.	8,876	142,413
Hanwha Corp.	3,985	157,058
Hanwha Life Insurance Co. Ltd.	19,015	140,661
Hotel Shilla Co. Ltd.	2,380	237,556

66

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Huchems Fine Chemical Corp.	3,713	$91,786
Hyosung Corp.	2,015	223,680
Hyundai Department Store Co. Ltd.	1,148	156,351
Hyundai Development Co. Engineering & Construction	4,110	219,686
Hyundai Engineering & Construction Co. Ltd.	5,097	246,767
Hyundai Glovis Co. Ltd.	1,441	317,235
Hyundai Greenfood Co. Ltd.	4,397	77,727
Hyundai Heavy Industries Co. Ltd.[b]	3,162	412,948
Hyundai Home Shopping Network Corp.	611	76,945
Hyundai Hysco Co. Ltd.	3,355	208,436
Hyundai Livart Furniture Co. Ltd.	1,801	63,337
Hyundai Marine & Fire Insurance Co. Ltd.	4,167	111,172
Hyundai Merchant Marine Co. Ltd.[b]	7,403	65,881
Hyundai Mipo Dockyard Co. Ltd.[b]	1,023	85,409
Hyundai Mobis Co. Ltd.	4,953	1,092,709
Hyundai Motor Co.	11,210	1,767,248
Hyundai Securities Co. Ltd.	12,829	133,436
Hyundai Steel Co.	4,220	309,808
Hyundai Wia Corp.	1,186	168,717
iMarketKorea Inc.	2,232	56,945
Industrial Bank of Korea	20,649	285,079
JB Financial Group Co. Ltd.	13,088	84,730
Kangwon Land Inc.	8,874	303,388
KB Financial Group Inc.	25,977	992,312
KCC Corp.	455	233,442
KEPCO Plant Service & Engineering Co. Ltd.	1,947	176,719
Kia Motors Corp.	17,975	831,679
KIWOOM Securities Co. Ltd.	1,830	130,422
Kolon Industries Inc.	1,556	93,912
Korea Aerospace Industries Ltd.	4,058	248,325
Korea Electric Power Corp.	17,665	772,020
Korea Gas Corp.	2,329	100,699
Korea Investment Holdings Co. Ltd.	3,397	218,650
Korea Zinc Co. Ltd.	664	295,765
Korean Reinsurance Co.	11,663	129,468
KT Corp.[b]	2,147	63,789
KT Skylife Co. Ltd.	2,760	44,927
KT&G Corp.	7,985	708,371
Kumho Petrochemical Co. Ltd.	1,082	87,004
Kumho Tire Co. Inc.[b]	9,683	88,249
Kwangju Bank[b]	12,591	93,963
Kyongnam Bank[b]	5,173	48,979
LF Corp.	3,214	105,834
LG Chem Ltd.	3,679	936,910
LG Corp.	7,397	460,242
LG Display Co. Ltd.	17,533	488,209
LG Electronics Inc.	7,834	441,393
LG Hausys Ltd.	648	100,948
LG Household & Health Care Ltd.	681	500,586
LG Innotek Co. Ltd.	1,125	104,944
LG International Corp.	2,784	106,867
LG Life Sciences Ltd.[b]	1,857	97,700
LG Uplus Corp.	18,152	182,028
LIG Insurance Co. Ltd.	4,178	96,850
Lotte Chemical Corp.	1,226	287,058
Lotte Chilsung Beverage Co. Ltd.	56	124,224
Lotte Confectionery Co. Ltd.	56	97,425
Lotte Food Co. Ltd.	105	74,440
Lotte Shopping Co. Ltd.	788	190,384
LS Corp.	1,492	75,296
LS Industrial Systems Co. Ltd.	1,857	102,551
Mando Corp.	700	97,295
Medipost Co. Ltd.[b]	1,525	126,325

Security	Shares	Value

Medy-Tox Inc.	419	$145,243
MegaStudy Co. Ltd.	1,411	88,977
Meritz Fire & Marine Insurance Co. Ltd.	7,769	103,635
Mirae Asset Securities Co. Ltd.	2,709	150,107
Namyang Dairy Products Co. Ltd.	116	79,642
NAVER Corp.	2,036	1,234,515
NCsoft Corp.	1,115	212,703
Nexen Tire Corp.	4,702	57,240
NH Investment & Securities Co. Ltd.	12,896	179,846
NHN Entertainment Corp.[b]	1,116	65,898
NongShim Co. Ltd.	345	78,848
OCI Co. Ltd.	1,318	122,579
Orion Corp./Republic of Korea	260	303,899
Paradise Co. Ltd.	3,978	92,585
Partron Co. Ltd.	4,513	47,572
Poongsan Corp.	2,949	79,640
POSCO	4,747	1,115,899
S-1 Corp.	1,749	130,686
S-Oil Corp.	3,728	255,257
Samsung C&T Corp.	8,531	455,199
Samsung Card Co. Ltd.	3,489	133,767
Samsung Electro-Mechanics Co. Ltd.	4,344	273,526
Samsung Electronics Co. Ltd.	8,031	10,563,162
Samsung Engineering Co. Ltd.[b]	2,653	96,147
Samsung Fine Chemicals Co. Ltd.	3,232	131,300
Samsung Fire & Marine Insurance Co. Ltd.	2,596	684,114
Samsung Heavy Industries Co. Ltd.	11,749	198,922
Samsung Life Insurance Co. Ltd.	4,751	465,350
Samsung SDI Co. Ltd.	3,999	447,649
Samsung SDS Co. Ltd.	2,055	490,746
Samsung Securities Co. Ltd.	5,494	335,688
Samsung Techwin Co. Ltd.[b]	2,576	66,563
Sansung Life & Science Co. Ltd.[b]	1,964	151,880
SeAH Besteel Corp.	1,741	59,603
Seegene Inc.[b]	2,005	66,958
Seoul Semiconductor Co. Ltd.[b]	3,905	70,669
SFA Engineering Corp.	1,689	80,984
Shinhan Financial Group Co. Ltd.	28,695	1,183,133
Shinsegae Co. Ltd.	613	115,223
SK C&C Co. Ltd.	1,649	391,484
SK Chemicals Co. Ltd.	1,442	93,757
SK Holdings Co. Ltd.	1,890	326,166
SK Hynix Inc.	39,159	1,685,810
SK Innovation Co. Ltd.[b]	4,599	506,233
SK Networks Co. Ltd.	10,286	76,281
SK Telecom Co. Ltd.	771	206,415
SKC Co. Ltd.	2,629	103,983
SM Entertainment Co.[b]	2,220	65,130
Sung Kwang Bend Co. Ltd.	5,036	73,755
Sungwoo Hitech Co. Ltd.	5,961	62,835
Taekwang Industrial Co. Ltd.	35	39,212
TK Corp.[b]	8,455	85,181
Tongyang Life Insurance	5,921	81,469
ViroMed Co. Ltd.[b]	1,427	154,414
Whanin Pharmaceutical Co. Ltd.	3,991	80,230
Woori Bank	23,697	237,633
YG Entertainment Inc.	1,515	66,423
Youngone Corp.	2,136	131,109
Youngone Holdings Co. Ltd.	853	81,958
Yuanta Securities Korea Co. Ltd.[b]	20,162	133,348
Yuhan Corp.	270	58,181

		51,479,168

67

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

SPAIN — 2.37%
Abengoa SA Class B	41,116	$133,564
Abertis Infraestructuras SA	29,708	548,108
Acciona SAb	3,833	290,776
Acerinox SA	11,822	173,008
ACS Actividades de Construccion y Servicios SA	13,521	477,634
Aena SAb,c	4,706	442,483
Almirall SAb	6,580	123,870
Amadeus IT Holding SA Class A	34,379	1,572,910
Atresmedia Corp. de Medios de Comunicacion SAa	7,354	119,158
Banco Bilbao Vizcaya Argentaria SA	462,559	4,664,884
Banco de Sabadell SA	328,923	883,473
Banco Popular Espanol SA	134,792	705,060
Banco Santander SA	1,019,063	7,714,750
Bankia SAb	362,059	505,914
Bankinter SA	54,542	414,007
Bolsas y Mercados Espanoles SHMSF SA	298	13,365
CaixaBank SA	171,720	863,200
Construcciones y Auxiliar de Ferrocarriles SA	308	107,232
Corp Financiera Alba SA	2,097	106,775
Distribuidora Internacional de Alimentacion SA	49,140	395,138
Ebro Foods SA	7,689	148,969
Enagas SA	1,356	41,808
Endesa SA	22,850	454,097
Faes Farma SA	58,355	150,723
Faes Farma SA New	1,088	2,810
Ferrovial SA	31,872	724,998
Fomento de Construcciones y Contratas SAb	11,792	151,559
Gamesa Corp. Tecnologica SAb	20,322	273,717
Gas Natural SDG SA	26,156	643,481
Grifols SA	11,501	490,303
Grupo Catalana Occidente SA	5,305	170,667
Iberdrola SA	354,068	2,371,380
Inditex SA	80,210	2,577,289
Indra Sistemas SA	11,164	132,104
Inmobiliaria Colonial SAb	169,470	116,219
International Consolidated Airlines Group SAb	80,663	676,094
Jazztel PLC[b]	19,083	275,419
Mapfre SA	78,533	292,337
Mediaset Espana Comunicacion SAb	19,506	264,803
NH Hotel Group SAa,b	24,575	143,470
Obrascon Huarte Lain SAa	3,884	90,352
Prosegur Cia. de Seguridad SA	27,840	160,660
Red Electrica Corp. SA	930	78,169
Repsol SA	75,116	1,550,013
Sacyr SAa,b	31,831	143,707
Tecnicas Reunidas SAa	3,395	158,105
Telefonica SA	324,394	4,958,135
Viscofan SA	4,294	273,061
Zardoya Otis SA	15,001	193,476

		37,963,234
SWEDEN — 2.20%
AAK AB	2,627	166,108
Active Biotech ABa,b	20,576	27,105
AF AB Class B	8,193	111,361
Alfa Laval AB	22,317	416,388
Assa Abloy AB Class B	25,428	1,476,589
Atlas Copco AB Class Ab	49,383	1,540,567
Atlas Copco AB Class Bb	28,842	802,707
Axfood AB	5,832	91,772

Security	Shares	Value

Betsson ABb	3,683	$154,062
BillerudKorsnas AB	14,542	251,819
Boliden AB	21,365	465,405
Castellum AB	14,964	233,321
Clas Ohlson AB Class B	4,256	72,884
Electrolux AB Class B	18,023	540,236
Elekta AB Class Ba	27,372	255,680
Fabege AB	11,604	176,901
Getinge AB Class B	14,710	357,958
Hennes & Mauritz AB Class B	68,255	2,716,190
Hexagon AB Class B	19,207	712,584
Hexpol AB	2,174	232,751
Holmen AB Class B	3,236	106,958
Hufvudstaden AB Class A	9,413	130,198
Husqvarna AB Class B	33,700	249,612
ICA Gruppen AB	5,525	204,913
Industrivarden AB Class C	11,630	242,061
Indutrade AB	3,641	177,900
Intrum Justitia AB	7,017	220,921
Investment AB Kinnevik Class B	17,182	592,600
Investor AB Class B	33,711	1,373,413
JM AB	6,452	192,007
Kungsleden AB	23,036	167,590
L E Lundbergforetagen AB Class B	3,155	148,222
Lindab International AB	9,443	82,439
Loomis AB Class B	5,703	182,352
Lundin Petroleum ABa,b	15,879	256,716
Meda AB Class A	19,049	320,055
Mekonomen AB	2,590	64,360
Millicom International Cellular SA SDR	4,581	357,138
Modern Times Group MTG AB Class B	4,330	143,895
NCC AB Class B	7,276	238,573
Nibe Industrier AB Class B	6,465	172,186
Nobia AB	12,490	134,841
Nordea Bank AB	219,003	2,785,287
Oriflame Cosmetics SA SDR[a]	5,556	95,879
Peab AB	18,049	152,383
Ratos AB Class B	16,111	109,685
Saab AB	5,247	135,788
Sandvik AB	77,735	977,465
Securitas AB Class B	25,568	382,126
Skandinaviska Enskilda Banken AB Class A	109,584	1,388,443
Skanska AB Class B	26,954	600,387
SKF AB Class B	31,018	757,773
SSAB AB Class Aa,b	30,163	182,415
Svenska Cellulosa AB SCA Class B	41,725	1,056,323
Svenska Handelsbanken AB Class A	36,585	1,688,535
Swedbank AB Class A	65,074	1,514,953
Swedish Match AB	14,621	449,643
Swedish Orphan Biovitrum ABb	13,452	215,867
Tele2 AB Class B	21,013	280,329
Telefonaktiebolaget LM Ericsson Class B	223,526	2,447,976
TeliaSonera AB	175,648	1,093,810
Trelleborg AB Class B	18,741	366,725
Unibet Group PLC SDR	3,185	186,324
Volvo AB Class B	112,377	1,544,951
Wallenstam AB Class B	7,170	120,726
Wihlborgs Fastigheter AB	10,756	208,026

		35,303,157
SWITZERLAND — 6.01%
ABB Ltd. Registered[b]	153,615	3,374,316

68

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Actelion Ltd. Registered[b]	7,599	$1,005,738
Adecco SA Registered[b]	12,188	997,780
Allreal Holding AG Registered[b]	1,582	226,434
Aryzta AGb	6,430	434,432
Baloise Holding AG Registered	3,385	441,867
Banque Cantonale Vaudoise Registered	148	87,040
Barry Callebaut AG Registered[b]	160	193,831
Basilea Pharmaceutica Registered[b]	1,284	153,630
BKW AG	3,193	125,246
Bucher Industries AG Registered	627	157,804
Burckhardt Compression Holding AG	348	151,918
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	69	378,546
Chocoladefabriken Lindt & Sprungli AG Registered	6	385,943
Cie. Financiere Richemont SA Class A Registered	37,202	3,321,536
Clariant AG Registered[b]	21,360	469,651
Credit Suisse Group AG Registered[b]	110,096	2,914,271
Dufry AG Registered[b]	2,069	305,635
EFG International AGb	10,464	154,129
EMS-Chemie Holding AG Registered	582	244,752
Flughafen Zuerich AG Registered	329	256,170
Forbo Holding AG Registered[b]	140	170,349
Galenica AG Registered	315	294,861
GAM Holding AGb	15,246	345,797
Gategroup Holding AGb	5,358	187,007
Geberit AG Registered	2,721	967,989
Georg Fischer AG Registered	367	259,904
Givaudan SA Registered[b]	646	1,214,913
Helvetia Holding AG Registered	503	286,155
Holcim Ltd. Registered[b]	15,613	1,259,839
Huber & Suhner AG Registered	2,936	135,691
Implenia AG Registered	2,478	169,405
Julius Baer Group Ltd.[b]	16,808	885,878
Kaba Holding AG Class Bb	411	270,227
Kudelski SA Bearer	7,590	113,822
Kuehne + Nagel International AG Registered	3,526	529,145
Kuoni Reisen Holding AG Class B Registered[b]	476	159,530
Logitech International SA Registered	12,752	192,593
Lonza Group AG Registered[b]	4,122	585,589
Meyer Burger Technology AGa,b	10,564	72,389
Mobimo Holding AG Registered[b]	982	218,641
Nestle SA Registered	232,180	18,065,879
Novartis AG Registered	166,240	17,149,211
OC Oerlikon Corp. AG Registered[b]	14,063	184,625
Panalpina Welttransport Holding AG Registered	1,288	179,679
Pargesa Holding SA Bearer	2,134	155,455
Partners Group Holding AG	1,406	441,954
PSP Swiss Property AG Registered[b]	2,970	276,427
Rieter Holding AG Registered[b]	961	158,987
Roche Holding AG	50,792	14,604,936
Schindler Holding AG Participation Certificates	2,970	504,669
Schindler Holding AG Registered	1,627	271,080
Schmolz + Bickenbach AG Registered[b]	105,211	101,067
Schweiter Technologies AG Bearer	204	177,131
SGS SA Registered	373	724,581
Sika AG Bearer	150	516,491
Sonova Holding AG Registered	3,718	515,099
St Galler Kantonalbank AG Registered	323	122,646
Straumann Holding AG Registered	874	248,142
Sulzer AG Registered	1,741	195,489
Swatch Group AG (The) Bearer	2,132	956,658
Swatch Group AG (The) Registered	3,712	327,459
Swiss Life Holding AG Registered[b]	2,272	540,052
Swiss Prime Site AG Registered[b]	3,946	346,207

Security	Shares	Value

Swiss Re AG	24,459	$2,169,434
Swisscom AG Registered	1,553	923,280
Syngenta AG Registered	6,497	2,180,229
Tecan Group AG Registered	1,513	200,732
Temenos Group AG Registered[b]	5,745	209,099
Transocean Ltd.[a]	26,962	481,454
UBS Group AGb	264,847	5,331,428
Valiant Holding AG Registered	2,180	195,802
Valora Holding AG Registered[b]	603	134,644
Vontobel Holding AG Registered	3,843	170,636
Zehnder Group AG RG	4,483	211,494
Zurich Insurance Group AGb	10,630	3,285,781

		96,358,330
TAIWAN — 2.90%
Acer Inc.[b]	223,148	146,453
Advanced Semiconductor Engineering Inc.	482,000	686,188
Advantech Co. Ltd.	29,193	241,639
Airtac International Group	11,000	90,152
ALI Corp.	206,000	156,723
AmTRAN Technology Co. Ltd.	177,000	101,429
Asia Cement Corp.	118,329	149,911
ASUSTeK Computer Inc.	51,000	542,039
AU Optronics Corp.	680,000	343,042
BES Engineering Corp.	552,000	135,900
Capital Securities Corp.	337,000	124,892
Career Technology MFG. Co. Ltd.	86,000	85,787
Catcher Technology Co. Ltd.	50,000	587,736
Cathay Financial Holding Co. Ltd.	603,629	1,058,410
Chailease Holding Co. Ltd.	63,950	175,609
Chang Hwa Commercial Bank Ltd.	316,768	193,933
Cheng Loong Corp.	273,000	118,556
Cheng Shin Rubber Industry Co. Ltd.	114,500	274,417
Cheng Uei Precision Industry Co. Ltd.	43,000	84,804
Chicony Electronics Co. Ltd.	41,155	118,926
Chin-Poon Industrial Co. Ltd.	65,000	125,220
China Airlines Ltd.[b]	293,000	155,943
China Bills Finance Corp.	416,000	161,640
China Development Financial Holding Corp.	1,003,000	419,199
China Life Insurance Co. Ltd./Taiwan	209,272	222,077
China Man-Made Fiber Corp.[b]	276,000	99,131
China Motor Corp.	37,000	31,411
China Petrochemical Development Corp.[b]	277,050	104,484
China Steel Chemical Corp.	14,000	68,112
China Steel Corp.	832,575	700,020
China Synthetic Rubber Corp.	103,000	109,975
Chipbond Technology Corp.	57,000	123,953
Chroma ATE Inc.	36,000	86,985
Chunghwa Telecom Co. Ltd.	246,000	795,207
Clevo Co.	30,241	47,841
CMC Magnetics Corp.[b]	942,000	117,189
Compal Electronics Inc.	338,000	309,018
Compeq Manufacturing Co. Ltd.	143,000	90,817
Coretronic Corp.	64,500	87,822
CTBC Financial Holding Co. Ltd.	1,014,693	791,849
CTCI Corp.	59,000	103,837
Delta Electronics Inc.	136,000	821,524
Dynapack International Technology Corp.	57,000	138,657
E Ink Holdings Inc.[b]	147,000	66,958
E.Sun Financial Holding Co. Ltd.	461,217	316,253
Eclat Textile Co. Ltd.	14,260	191,834
Elan Microelectronics Corp.	58,000	95,448

69

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Epistar Corp.	86,000	$134,787
Eternal Materials Co. Ltd.	68,810	78,637
EVA Airways Corp.[b]	213,852	168,632
Everlight Electronics Co. Ltd.	41,000	95,050
Far Eastern Department Stores Ltd.	76,702	61,735
Far Eastern International Bank	361,059	133,219
Far Eastern New Century Corp.	185,364	203,969
Far EasTone Telecommunications Co. Ltd.	123,000	293,584
Faraday Technology Corp.	73,000	100,826
Farglory Land Development Co. Ltd.	51,265	61,349
Feng Hsin Iron & Steel Co.	66,000	90,080
Firich Enterprises Co. Ltd.	20,003	72,172
First Financial Holding Co. Ltd.	502,227	316,495
FLEXium Interconnect Inc.	28,253	100,554
Formosa Chemicals & Fibre Corp.	218,660	558,323
Formosa Petrochemical Corp.	103,000	265,689
Formosa Plastics Corp.	283,040	729,180
Formosa Taffeta Co. Ltd.	56,000	66,741
Foxconn Technology Co. Ltd.	76,117	217,470
Fubon Financial Holding Co. Ltd.	521,000	1,124,473
Giant Manufacturing Co. Ltd.	24,000	207,275
Gigabyte Technology Co. Ltd.	60,000	73,075
Gloria Material Technology Corp.	183,200	136,984
Goldsun Development & Construction Co. Ltd.[b]	348,000	118,742
Grand Pacific Petrochemical	109,000	70,114
Great Wall Enterprise Co. Ltd.	96,000	78,365
HannStar Display Corp.	321,465	65,078
Hermes Microvision Inc.	3,000	212,564
Hey Song Corp.	80,500	101,328
Highwealth Construction Corp.	60,900	159,478
Hiwin Technologies Corp.	17,240	132,005
Hon Hai Precision Industry Co. Ltd.	915,016	2,748,693
Hotai Motor Co. Ltd.	19,000	329,426
HTC Corp.[b]	52,000	214,785
Hua Nan Financial Holdings Co. Ltd.	401,640	247,205
Huaku Development Co. Ltd.	32,000	73,349
Innolux Corp.	610,414	316,907
Inotera Memories Inc.[b]	186,000	215,905
Inventec Corp.	195,000	138,167
Kenda Rubber Industrial Co. Ltd.	41,275	80,863
Kerry TJ Logistics Co. Ltd.	66,000	87,602
King Yuan Electronics Co. Ltd.	131,000	119,554
King’s Town Bank Co. Ltd.	103,000	105,771
Kinsus Interconnect Technology Corp.	24,000	73,585
Largan Precision Co. Ltd.	8,000	804,545
LCY Chemical Corp.	120,000	78,757
Lite-On Technology Corp.	162,519	205,895
Macronix International[b]	383,000	93,043
Makalot Industrial Co. Ltd.	20,616	161,557
MediaTek Inc.	103,970	1,340,957
Medigen Biotechnology Corp.[b]	4,000	17,306
Mega Financial Holding Co. Ltd.	715,941	638,189
Merida Industry Co. Ltd.	19,350	145,318
Merry Electronics Co. Ltd.	22,350	51,449
Micro-Star International Co. Ltd.	70,000	83,883
Microbio Co. Ltd.[b]	124,689	107,483
MIN AIK Technology Co. Ltd.	5,000	18,775
Mitac Holdings Corp.	86,500	70,751
Nan Ya Plastics Corp.	336,300	829,055
Novatek Microelectronics Corp.	47,000	247,078
Oriental Union Chemical Corp.	99,000	88,733
Pegatron Corp.	133,000	396,490
Pou Chen Corp.	177,000	248,803

Security	Shares	Value

Powertech Technology Inc.	63,000	$116,842
President Chain Store Corp.	42,000	311,304
Prince Housing & Development Corp.	166,521	72,043
Qisda Corp.[b]	141,000	61,923
Quanta Computer Inc.	192,000	482,727
Radiant Opto-Electronics Corp.	38,060	125,516
Radium Life Tech Co. Ltd.[b]	126,124	65,891
Realtek Semiconductor Corp.	39,020	122,312
Richtek Technology Corp.	18,000	102,266
Ruentex Development Co. Ltd.	45,468	80,912
Ruentex Industries Ltd.	36,616	90,028
Sanyang Motor Co. Ltd.[b]	47,000	41,819
Shin Kong Financial Holding Co. Ltd.	567,318	184,314
Shin Zu Shing Co. Ltd.	37,000	102,691
Shinkong Synthetic Fibers Corp.	326,000	118,687
Siliconware Precision Industries Co. Ltd.	232,000	383,308
Simplo Technology Co. Ltd.	23,000	114,527
Sino-American Silicon Products Inc.[b]	53,000	78,308
SinoPac Financial Holdings Co. Ltd.	511,206	232,017
Solar Applied Materials Technology Co.	132,000	115,941
St. Shine Optical Co. Ltd.	5,000	88,650
Standard Foods Corp.	35,793	88,822
Synnex Technology International Corp.	80,000	113,629
Ta Chong Bank Ltd.[b]	400,481	143,842
Taichung Commercial Bank Co. Ltd.	322,713	115,383
Tainan Spinning Co. Ltd.	134,472	78,156
Taishin Financial Holding Co. Ltd.	558,929	256,415
Taiwan Business Bank[b]	424,982	140,153
Taiwan Cement Corp.	230,000	327,434
Taiwan Cooperative Financial Holding Co. Ltd.	403,273	217,925
Taiwan Fertilizer Co. Ltd.	44,000	81,029
Taiwan Hon Chuan Enterprise Co. Ltd.	57,696	107,570
Taiwan Mobile Co. Ltd.	128,000	451,381
Taiwan Secom Co. Ltd.	36,105	108,695
Taiwan Semiconductor Manufacturing Co. Ltd.	1,795,000	8,615,719
Tatung Co. Ltd.[b]	339,000	90,102
Teco Electric and Machinery Co. Ltd.	140,000	136,453
Tong Hsing Electronic Industries Ltd.	22,000	70,685
TPK Holding Co. Ltd.	23,000	143,440
Transcend Information Inc.	24,000	92,470
Tripod Technology Corp.	43,000	84,242
TSRC Corp.	62,100	71,679
TTY Biopharm Co. Ltd.	43,965	97,761
Tung Ho Steel Enterprise Corp.	91,000	71,312
TXC Corp.	87,000	113,345
Uni-President Enterprises Corp.	336,320	552,370
Unimicron Technology Corp.	108,000	64,533
United Microelectronics Corp.	938,000	447,163
USI Corp.	93,000	50,256
Vanguard International Semiconductor Corp.	73,000	112,744
Walsin Lihwa Corp.[b]	307,000	90,719
Wan Hai Lines Ltd.	87,000	96,585
Waterland Financial Holdings Co. Ltd.	411,599	124,047
Win Semiconductors Corp.	96,000	125,227
Winbond Electronics Corp.[b]	262,000	87,259
Wistron Corp.	182,638	155,945
Wistron NeWeb Corp.	47,441	126,247
WPG Holdings Ltd.	98,000	122,876
XPEC Entertainment Inc.	11,000	53,876
Yageo Corp.	57,049	117,727
Yang Ming Marine Transport Corp.[b]	184,000	96,428
YFY Inc.	111,000	47,298
Yuanta Financial Holding Co. Ltd.	630,450	367,450

70

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Yulon Motor Co. Ltd.	50,000	$65,386
Yungtay Engineering Co. Ltd.	38,000	87,475
Zhen Ding Technology Holding Ltd.	36,050	125,950

		46,434,031
THAILAND — 0.52%
Advanced Info Service PCL NVDR	84,100	612,286
Airports of Thailand PCL NVDR	42,900	377,400
Bangchak Petroleum PCL (The) NVDR[a]	106,700	114,905
Bangkok Bank PCL Foreign	33,900	190,761
Bangkok Bank PCL NVDR	25,200	141,423
Banpu PCL NVDR	131,000	115,244
BEC World PCL NVDR	106,200	129,669
BTS Group Holdings PCL NVDR	395,300	110,921
Bumrungrad Hospital PCL NVDR	40,500	197,186
Central Pattana PCL NVDR	152,500	194,297
Charoen Pokphand Foods PCL NVDR	259,400	175,478
CP ALL PCL NVDR	383,200	488,227
Delta Electronics Thailand PCL NVDR	55,400	140,328
Esso Thailand PCL NVDR[b]	616,700	121,600
Glow Energy PCL NVDR	63,500	164,697
Indorama Ventures PCL NVDR	144,300	108,121
IRPC PCL NVDR	1,390,400	194,019
Jasmine International PCL NVDR	454,100	75,764
Kasikornbank PCL Foreign	85,200	542,758
Kasikornbank PCL NVDR	57,400	365,661
Kiatnakin Bank PCL NVDR[a]	74,900	84,068
Krung Thai Bank PCL NVDR	447,300	271,379
PTT Exploration & Production PCL NVDR	111,761	396,664
PTT Global Chemical PCL NVDR	121,200	236,223
PTT PCL NVDR	78,900	852,067
Siam Cement PCL (The) Foreign	24,000	388,776
Siam Cement PCL (The) NVDR	15,400	251,333
Siam Commercial Bank PCL (The) NVDR	135,500	653,557
Thai Airways International PCL NVDR[a,b]	116,600	44,567
Thai Oil PCL NVDR	99,100	175,864
Thanachart Capital PCL NVDR	137,700	142,023
Tisco Financial Group PCL NVDR	109,700	150,582
TTW PCL NVDR[a]	349,900	119,942

		8,327,790
TURKEY — 0.32%
Akbank TAS	174,780	508,957
Anadolu Efes Biracilik ve Malt Sanayii ASb	16,011	134,664
Arcelik AS	23,419	126,062
Asya Katilim Bankasi ASb	58,877	18,928
BIM Birlesik Magazalar AS	16,682	308,678
Coca-Cola Icecek AS	6,069	102,884
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	175,771	203,029
Enka Insaat ve Sanayi AS	42,294	90,907
Eregli Demir ve Celik Fabrikalari TAS	114,539	192,672
Ford Otomotiv Sanayi AS	7,382	91,200
Haci Omer Sabanci Holding AS	83,039	303,269
KOC Holding AS	57,719	272,936
TAV Havalimanlari Holding AS	14,726	129,361
Tupras Turkiye Petrol Rafinerileri ASb	11,008	267,058
Turk Hava Yollari AOb	48,686	161,610
Turk Telekomunikasyon AS	49,622	137,079
Turkcell Iletisim Hizmetleri AS	70,821	315,036
Turkiye Garanti Bankasi AS	183,723	584,447
Turkiye Halk Bankasi AS	51,016	258,403

Security	Shares	Value

Turkiye Is Bankasi Class C	139,353	$313,592
Turkiye Sinai Kalkinma Bankasi AS	104,824	79,152
Turkiye Sise ve Cam Fabrikalari AS	77,787	99,445
Turkiye Vakiflar Bankasi Tao Class D	73,284	130,123
Ulker Biskuvi Sanayi AS	15,255	116,616
Yapi ve Kredi Bankasi AS	84,949	133,053

		5,079,161
UNITED ARAB EMIRATES — 0.15%
Abu Dhabi Commercial Bank PJSC	111,826	227,430
Aldar Properties PJSC	299,739	225,236
Arabtec Holding PJSC[b]	187,897	151,425
Deyaar Development PJSC[b]	215,259	53,918
DP World Ltd.	14,034	323,905
Dubai Financial Market PJSC	223,762	133,418
Emaar Properties PJSC	290,530	651,783
First Gulf Bank PJSC	81,705	339,237
National Bank of Abu Dhabi PJSC	71,961	217,473
Orascom Construction Ltd.[b]	6,078	80,837
Union Properties PJSC[b]	165,424	68,459

		2,473,121
UNITED KINGDOM — 14.40%
3i Group PLC	69,362	539,889
Abcam PLC	23,946	193,379
Aberdeen Asset Management PLC	64,901	473,849
Admiral Group PLC	14,145	338,668
African Minerals Ltd.[a,b]	26,821	—
Aggreko PLC	17,812	451,921
Alent PLC	23,576	130,502
Amec Foster Wheeler PLC	27,762	391,649
Amerisur Resources PLC[b]	123,894	64,734
Amlin PLC	40,940	288,652
Anglo American PLC	98,270	1,668,731
Anglo Pacific Group PLC	41,767	60,976
Antofagasta PLC	23,988	288,089
ARM Holdings PLC	101,846	1,743,542
Ashmore Group PLC	26,705	126,892
Ashtead Group PLC	36,806	636,884
ASOS PLC[a,b]	4,127	238,402
Associated British Foods PLC	25,435	1,116,722
AstraZeneca PLC	91,189	6,301,156
Avanti Communications Group PLC[b]	17,276	62,456
AVEVA Group PLC	5,831	151,527
Aviva PLC	287,038	2,324,626
Babcock International Group PLC	25,806	400,143
BAE Systems PLC	222,199	1,734,639
Balfour Beatty PLC	52,799	196,843
Bank of Georgia Holdings PLC	3,637	100,381
Barclays PLC	1,180,453	4,631,298
Barratt Developments PLC	72,515	578,917
BBA Aviation PLC	34,879	184,010
Beazley PLC	51,476	223,078
Bellway PLC	9,576	293,141
Berendsen PLC	13,897	221,677
Berkeley Group Holdings PLC	8,875	343,558
Betfair Group PLC	6,463	231,615
BG Group PLC	247,828	4,503,547
BHP Billiton PLC	151,037	3,623,176
Big Yellow Group PLC	19,090	195,968
Bodycote PLC	18,342	193,927

71

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

Booker Group PLC	105,429	$234,602
Bovis Homes Group PLC	13,343	191,208
BP PLC	1,343,639	9,706,799
Brewin Dolphin Holdings PLC	33,748	176,020
British American Tobacco PLC	133,700	7,381,275
British Land Co. PLC (The)	62,212	795,906
Britvic PLC	19,085	213,221
BT Group PLC	586,335	4,106,536
BTG PLC[b]	29,453	326,791
Bunzl PLC	21,978	621,116
Burberry Group PLC	31,712	849,911
Bwin.Party Digital Entertainment PLC[b]	70,535	90,672
Cable & Wireless Communications PLC	229,267	237,468
Cairn Energy PLC[b]	45,598	125,010
Cape PLC	24,619	100,258
Capita PLC	46,806	822,869
Capital & Counties Properties PLC	49,714	301,772
Carillion PLC	32,646	163,751
Carnival PLC	13,289	610,410
Centamin PLC	95,360	93,056
Centrica PLC	355,562	1,395,531
Chemring Group PLC	37,837	125,014
Cineworld Group PLC	23,798	178,689
Close Brothers Group PLC	12,282	288,778
Cobham PLC	78,942	360,303
Coca-Cola HBC AG	14,025	297,215
COLT Group SAb	39,306	90,001
Compass Group PLC	117,033	2,080,870
Croda International PLC	9,777	425,953
CSR PLC	13,780	186,352
Daily Mail & General Trust PLC Class A NVS	20,150	278,070
Dairy Crest Group PLC	21,864	153,583
DCC PLC	6,138	392,301
De La Rue PLC	12,614	106,518
Debenhams PLC	104,269	143,811
Derwent London PLC	7,154	378,190
Devro PLC	25,537	114,789
Diageo PLC	179,941	5,009,238
Dialight PLC	8,548	91,756
Dignity PLC	6,498	202,712
Diploma PLC	12,746	155,720
Direct Line Insurance Group PLC	108,279	530,975
Dixons Carphone PLC	70,529	459,879
Domino’s Pizza Group PLC	16,218	196,767
Drax Group PLC	31,078	191,180
DS Smith PLC	68,533	368,403
Dunelm Group PLC	8,467	117,235
easyJet PLC	11,856	330,323
Electrocomponents PLC	42,707	158,956
Elementis PLC	37,033	173,292
EnQuest PLC[b]	93,547	75,473
Enterprise Inns PLC[b]	50,971	91,646
Essentra PLC	19,407	286,606
esure Group PLC	32,936	110,441
Experian PLC	70,416	1,263,914
Faroe Petroleum PLC[b]	56,640	75,726
Fenner PLC	29,978	97,205
Ferrexpo PLC	38,982	46,726
Fidessa Group PLC	4,014	137,805
FirstGroup PLC[b]	100,460	153,687
Foxtons Group PLC	27,030	91,384
Fresnillo PLC	15,154	167,556
G4S PLC	109,843	494,588

Security	Shares	Value

Galliford Try PLC	7,877	$182,301
Genus PLC	7,683	159,038
GKN PLC	110,602	597,096
GlaxoSmithKline PLC	348,977	8,122,117
Glencore PLC[b]	797,340	3,801,531
Go-Ahead Group PLC	5,010	190,168
Grafton Group PLC	18,080	228,944
Grainger PLC	47,039	153,321
Great Portland Estates PLC	23,591	289,121
Greencore Group PLC	33,783	184,146
Greene King PLC	17,043	217,515
Greggs PLC	14,162	258,767
GW Pharmaceuticals PLC[a,b]	15,934	146,675
Halfords Group PLC	19,263	134,632
Halma PLC	27,854	304,983
Hammerson PLC	48,189	495,424
Hansteen Holdings PLC	85,604	154,968
Hargreaves Lansdown PLC	17,647	333,564
Hays PLC	112,619	266,177
Henderson Group PLC	81,146	348,290
Hikma Pharmaceuticals PLC	11,555	363,489
Hiscox Ltd.[a]	22,688	287,294
Hochschild Mining PLC[b]	30,693	45,752
Home Retail Group PLC	62,811	161,100
Homeserve PLC	28,492	167,259
Howden Joinery Group PLC	46,440	332,711
HSBC Holdings PLC	1,378,811	13,732,510
Hunting PLC	14,853	133,642
ICAP PLC	42,033	359,467
IG Group Holdings PLC	29,112	329,718
Imagination Technologies Group PLC[a,b]	28,023	84,621
IMI PLC	18,772	361,175
Imperial Tobacco Group PLC	69,039	3,386,574
Inchcape PLC	28,668	366,542
Indivior PLC[b]	57,191	175,337
Informa PLC	45,315	387,883
Inmarsat PLC	29,829	461,147
InterContinental Hotels Group PLC	16,248	700,134
Intermediate Capital Group PLC	29,703	240,783
International Personal Finance PLC	22,122	169,198
Interserve PLC	14,931	132,968
Intertek Group PLC	11,565	464,218
Intu Properties PLC	51,227	270,020
Investec PLC	37,609	361,223
ITE Group PLC	32,966	95,242
ITV PLC	279,734	1,090,179
J D Wetherspoon PLC	11,815	138,172
J Sainsbury PLC[a]	81,195	339,517
John Menzies PLC	17,837	106,903
John Wood Group PLC	29,429	311,826
Johnson Matthey PLC	14,113	725,469
Jupiter Fund Management PLC	29,766	197,564
KAZ Minerals PLC[a,b]	24,183	97,033
Kcom Group PLC	85,282	120,573
Keller Group PLC	8,288	127,366
Kier Group PLC	6,316	157,336
Kingfisher PLC	167,613	904,876
Ladbrokes PLC	77,018	121,435
Laird PLC	28,054	155,031
Lancashire Holdings Ltd.[a]	18,997	186,839
Land Securities Group PLC	53,091	1,019,029
Legal & General Group PLC	427,193	1,706,871
Lloyds Banking Group PLC	4,090,893	4,864,632

72

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

London Stock Exchange Group PLC	23,370	$915,444
LondonMetric Property PLC	61,952	157,088
Lonmin PLC[a,b]	36,190	80,141
Majestic Wine PLC[a]	18,039	105,688
Man Group PLC	151,374	448,499
Marks & Spencer Group PLC	116,276	989,033
Marston’s PLC	61,667	150,016
Meggitt PLC	56,787	462,517
Melrose Industries PLC	69,028	281,639
Michael Page International PLC	27,061	221,861
Micro Focus International PLC	11,819	228,307
Mitchells & Butlers PLC[b]	19,400	124,618
Mitie Group PLC	37,938	167,033
Mondi PLC	25,565	519,767
Moneysupermarket.com Group PLC	53,463	230,375
Morgan Advanced Materials PLC	34,419	177,775
N Brown Group PLC	14,065	74,073
National Express Group PLC	35,710	157,772
National Grid PLC	262,918	3,551,504
Next PLC	10,864	1,227,101
Northgate PLC	15,422	152,863
Ocado Group PLC[a,b]	36,001	196,955
Old Mutual PLC	341,748	1,233,651
Ophir Energy PLC[a,b]	49,376	107,748
Optimal Payments PLC[a,b]	15,758	71,922
Oxford Instruments PLC	6,081	86,908
Pace PLC	28,669	182,837
Paragon Group of Companies PLC (The)	26,304	172,645
Pearson PLC	59,057	1,197,977
Pennon Group PLC	27,631	364,323
Persimmon PLC[b]	21,975	574,091
Petra Diamonds Ltd.[b]	31,931	77,531
Petrofac Ltd.	19,584	263,036
Phoenix Group Holdings[a]	14,299	185,351
Playtech PLC	15,900	200,850
Premier Farnell PLC	50,808	148,741
Premier Oil PLC[b]	46,594	125,592
Primary Health Properties PLC	31,505	187,488
Provident Financial PLC	11,261	521,756
Prudential PLC	185,647	4,647,423
QinetiQ Group PLC	53,849	167,656
Quindell PLC[a]	35,689	70,065
Quintain Estates & Development PLC[b]	90,516	133,536
Randgold Resources Ltd.	6,174	470,979
Reckitt Benckiser Group PLC	46,280	4,143,497
Redrow PLC	20,789	118,653
Reed Elsevier PLC	80,603	1,340,237
Regus PLC	55,573	213,077
Renishaw PLC	2,764	106,359
Rentokil Initial PLC	140,423	289,813
Restaurant Group PLC (The)	17,543	183,323
Rexam PLC	46,259	411,958
Rightmove PLC	7,869	382,733
Rio Tinto PLC	90,955	4,032,511
Rockhopper Exploration PLC[a,b]	65,594	64,009
Rolls-Royce Holdings PLC[b]	135,927	2,184,945
Rolls-Royce Holdings PLC New	19,165,707	29,453
Rotork PLC	6,298	228,508
Royal Bank of Scotland Group PLC[b]	175,883	914,925
Royal Dutch Shell PLC Class A	279,059	8,832,040
Royal Dutch Shell PLC Class B	178,064	5,731,386
Royal Mail PLC	45,767	328,945
RPC Group PLC	20,673	190,933

Security	Shares	Value

RPS Group PLC	25,206	$82,506
RSA Insurance Group PLC	70,753	464,928
SABMiller PLC	69,414	3,694,050
Sage Group PLC (The)	77,573	579,362
Savills PLC	14,158	180,259
Schroders PLC	9,179	458,016
SDL PLC	17,116	123,098
SEGRO PLC	45,771	301,752
Senior PLC	38,789	187,530
Serco Group PLC	87,376	179,391
Severn Trent PLC	16,489	538,464
Shaftesbury PLC	18,265	235,777
Shanks Group PLC	86,832	142,780
Shire PLC	43,014	3,526,529
SIG PLC	55,592	165,822
Sky PLC	72,303	1,196,672
Smith & Nephew PLC	63,106	1,083,246
Smiths Group PLC	26,583	467,749
SOCO International PLC	24,274	67,668
Spectris PLC	8,441	278,502
Spirax-Sarco Engineering PLC	5,509	286,319
Spirent Communications PLC	82,971	111,886
Spirit Pub Co. PLC	102,460	176,507
Sports Direct International PLC[b]	19,157	182,231
SSE PLC	70,281	1,670,827
ST Modwen Properties PLC	20,951	140,055
St. James’s Place PLC	37,891	519,694
Stagecoach Group PLC	43,015	240,021
Standard Chartered PLC	178,494	2,935,017
Standard Life PLC	139,709	1,004,571
Stobart Group Ltd.	45,688	76,179
Synergy Health PLC	6,062	206,344
Synthomer PLC	39,511	193,874
TalkTalk Telecom Group PLC[a]	37,696	211,848
Tate & Lyle PLC	33,408	306,242
Taylor Wimpey PLC	241,661	617,221
Telecity Group PLC	17,766	242,577
Telecom Plus PLC[a]	8,493	100,106
Tesco PLC	582,321	1,977,689
Thomas Cook Group PLC[b]	111,519	246,611
Travis Perkins PLC	16,744	534,697
Trinity Mirror PLC[b]	29,605	83,712
TUI AG	32,722	614,992
Tullett Prebon PLC	23,692	130,416
Tullow Oil PLC	65,482	416,505
UBM PLC	32,442	281,433
UDG Healthcare PLC	29,985	245,373
Ultra Electronics Holdings PLC	6,378	170,152
Unilever PLC	91,620	4,035,243
UNITE Group PLC (The)	23,932	220,297
United Utilities Group PLC	48,464	723,172
Vectura Group PLC[b]	43,354	104,434
Vedanta Resources PLC	6,586	63,611
Vesuvius PLC	21,640	151,278
Victrex PLC	6,507	197,793
Vodafone Group PLC	1,893,844	6,709,845
Weir Group PLC (The)	15,542	449,022
WH Smith PLC	10,010	220,744
Whitbread PLC	12,579	1,015,832
William Hill PLC	61,130	339,317
Wm Morrison Supermarkets PLC	144,423	414,588
Wolseley PLC	18,006	1,071,410
Workspace Group PLC	15,633	202,763

73

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

WPP PLC	93,228	$2,186,271
WS Atkins PLC	8,975	185,231
Xaar PLC	10,760	72,425
Xchanging PLC	60,796	114,216

		230,876,584

TOTAL COMMON STOCKS (Cost: $1,474,482,976)		1,563,112,400

INVESTMENT COMPANIES — 0.52%

AUSTRALIA — 0.01%
Spark Infrastructure Group	114,467	176,057

		176,057
RUSSIA — 0.51%
iShares MSCI Russia Capped ETF[a,e]	533,436	8,113,562

		8,113,562

TOTAL INVESTMENT COMPANIES (Cost: $9,069,459)		8,289,619

PREFERRED STOCKS — 1.21%

BRAZIL — 0.61%
AES Tiete SA	9,500	54,801
Banco Bradesco SA	183,192	1,964,440
Banco do Estado do Rio Grande do Sul SA Class B	14,900	58,079
Braskem SA Class A	12,900	54,197
Centrais Eletricas Brasileiras SA Class B	13,200	38,952
Cia. Brasileira de Distribuicao	9,400	319,701
Cia. Energetica de Minas Gerais	57,502	278,973
Cia. Energetica de Sao Paulo Class B	13,900	88,061
Cia. Paranaense de Energia Class B	8,500	96,109
Gerdau SA	65,200	218,489
GOL Linhas Aereas Inteligentes SAb	5,300	13,431
Itau Unibanco Holding SA	199,356	2,561,207
Itausa — Investimentos Itau SA	232,580	822,819
Lojas Americanas SA	43,600	243,801
Marcopolo SA	52,700	48,851
Metalurgica Gerdau SA	25,200	82,682
Oi SAb	21,820	41,107
Petroleo Brasileiro SAb	304,600	1,325,430
Randon Participacoes SA	44,425	59,252
Suzano Papel e Celulose SA Class A	29,200	147,020
Telefonica Brasil SA	20,100	335,106
Usinas Siderurgicas de Minas Gerais SA Class A	30,300	60,316
Vale SA	127,975	774,494

		9,687,318
CHILE — 0.01%
Embotelladora Andina SA Class B	20,763	65,868
Sociedad Quimica y Minera de Chile SA Series B	7,072	155,081

		220,949

Security	Shares	Value

COLOMBIA — 0.04%
Banco Davivienda SA	9,621	$111,058
Bancolombia SA	31,802	345,367
Grupo Argos SA/Colombia	7,470	56,407
Grupo Aval Acciones y Valores	210,176	105,979
Grupo de Inversiones Suramericana SA	2,931	43,361

		662,172
GERMANY — 0.41%
Bayerische Motoren Werke AG	3,591	329,436
Draegerwerk AG & Co. KGaA	1,129	130,748
Fuchs Petrolub SE	5,053	214,340
Henkel AG & Co. KGaA	12,948	1,511,825
Jungheinrich AG	1,836	130,579
Porsche Automobil Holding SE	10,805	1,032,774
Sartorius AG	816	135,052
Volkswagen AG	11,739	3,044,525

		6,529,279
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	26,928	141,698

		141,698
SOUTH KOREA — 0.13%
Hyundai Motor Co.	2,162	239,998
Hyundai Motor Co. Series 2	2,706	307,959
Samsung Electronics Co. Ltd.	1,493	1,518,069

		2,066,026

TOTAL PREFERRED STOCKS (Cost: $20,501,701)		19,307,442

RIGHTS — 0.01%

BELGIUM — 0.00%
Cofinimmo SAb	1,310	778

		778
BRAZIL — 0.00%
PDG Realty SA Empreendimentos e Participacoes[b]	174,070	5,224

		5,224
CANADA — 0.00%
Constellation Software Inc./Canada[b]	1,442	429

		429
ITALY — 0.00%
UnipolSai SpA Class Ab	65,401	—
UnipolSai SpA Class Bb	65,401	1

		1

74

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2015

Security	Shares	Value

SPAIN — 0.01%
Banco Popular Espanol SAb	128,756	$2,453
Banco Santander SAb	964,335	159,926

		162,379
UNITED KINGDOM — 0.00%
Optimal Payments PLC[b]	26,263	56,100

		56,100

TOTAL RIGHTS (Cost: $201,012)		224,911

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	26,750,880	26,750,880
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	1,502,744	1,502,744
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	951,380	951,380

		29,205,004

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,205,004)		29,205,004

TOTAL INVESTMENTS IN SECURITIES — 101.07% (Cost: $1,533,460,152)		1,620,139,376
Other Assets, Less Liabilities — (1.07)%		(17,148,462)

NET ASSETS — 100.00%		$1,602,990,914

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of April 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-mini	45	Jun. 2015	NYSE LIFFE	$2,337,075	$111,924
MSCI EAFE E-Mini	88	Jun. 2015	NYSE LIFFE	8,334,480	105,185

Net unrealized appreciation					$217,109

See accompanying notes to schedules of investments.

75

Schedule of Investments   (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.30%

EXCHANGE-TRADED FUNDS — 100.30%
iShares MSCI EAFE ETF[a]	38,924,861	$2,588,892,505

		2,588,892,505

TOTAL INVESTMENT COMPANIES
(Cost: $2,489,436,254)		2,588,892,505

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	895,704	895,704

		895,704

TOTAL SHORT-TERM INVESTMENTS		895,704

(Cost: $895,704)

TOTAL INVESTMENTS IN SECURITIES — 100.33%
(Cost: $2,490,331,958)		2,589,788,209
Other Assets, Less Liabilities — (0.33)%		(8,599,765)

NET ASSETS — 100.00%		$2,581,188,444

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	2,671,000	USD	2,031,083	05/07/2015	CITI	$82,259
CHF	20,047,000	USD	21,346,580	05/07/2015	BNP	142,425
CHF	210,081,000	USD	222,118,938	05/07/2015	CITI	3,073,436
DKK	25,932,000	USD	3,875,599	05/07/2015	BNP	24,629
DKK	271,800,000	USD	40,296,277	05/07/2015	CITI	583,026
EUR	63,701,000	USD	71,022,920	05/07/2015	BNP	505,560
EUR	670,149,000	USD	742,545,783	05/07/2015	CITI	9,950,089
GBP	106,000	USD	159,928	05/07/2015	CITI	2,779
HKD	72,000	USD	9,288	05/07/2015	CITI	1
ILS	54,834,000	USD	14,179,932	05/07/2015	CITI	19,818
JPY	6,034,036,000	USD	50,422,295	05/07/2015	BNP	114,020
JPY	62,593,066,000	USD	523,046,945	05/07/2015	CITI	1,183,089
NOK	119,556,000	USD	15,814,085	05/07/2015	CITI	62,862
NZD	23,000	USD	17,190	05/07/2015	CITI	359
SEK	622,102,000	USD	74,192,448	05/07/2015	CITI	462,356
SGD	16,000	USD	11,940	05/07/2015	CITI	152
USD	1,517,842	AUD	1,895,000	05/07/2015	BNP	18,485
USD	1,517,723	HKD	11,763,000	05/07/2015	BNP	26
USD	239,091	HKD	1,853,000	05/07/2015	CITI	11
USD	23,838,429	JPY	2,836,954,000	05/07/2015	BNP	78,345
USD	17,469,940	JPY	2,080,746,000	05/07/2015	CITI	43,257
USD	177,722	NZD	232,000	05/07/2015	BNP	701
USD	41,377	NZD	54,000	05/07/2015	CITI	174
USD	298,334	SGD	393,000	05/07/2015	BNP	1,339
AUD	5,358,000	USD	4,225,919	06/03/2015	BNP	7,134
AUD	1,838,000	USD	1,447,364	06/03/2015	CITI	4,736
CHF	4,219,000	USD	4,500,507	06/03/2015	BNP	26,232
CHF	5,088,000	USD	5,436,827	06/03/2015	CITI	22,298
DKK	6,596,000	USD	990,069	06/03/2015	BNP	2,954
DKK	5,646,000	USD	848,631	06/03/2015	CITI	1,370
EUR	21,027,000	USD	23,542,229	06/03/2015	BNP	76,784
EUR	18,305,000	USD	20,519,173	06/03/2015	CITI	42,298
GBP	4,903,000	USD	7,510,871	06/03/2015	BNP	13,666
HKD	4,224,000	USD	544,987	06/03/2015	BNP	10
ILS	3,393,000	USD	878,366	06/03/2015	CITI	318
JPY	191,189,000	USD	1,598,542	06/03/2015	BNP	3,080
NOK	3,045,000	USD	403,131	06/03/2015	BNP	930
NZD	30,000	USD	22,809	06/03/2015	BNP	22
NZD	241,000	USD	182,955	06/03/2015	CITI	451
SEK	19,868,000	USD	2,378,752	06/03/2015	BNP	6,740
SEK	18,677,000	USD	2,237,953	06/03/2015	CITI	4,540
SGD	330,000	USD	248,772	06/03/2015	BNP	474
SGD	227,000	USD	171,296	06/03/2015	CITI	155
USD	16,970,617	AUD	21,084,000	06/03/2015	BNP	313,340
USD	177,689,387	AUD	220,938,000	06/03/2015	CITI	3,138,755
USD	53,099,523	GBP	34,378,000	06/03/2015	BNP	340,282
USD	484,785,262	GBP	314,691,000	06/03/2015	CITI	1,835,167
USD	73,485,655	HKD	569,548,000	06/03/2015	CITI	300
USD	1,376,008	ILS	5,309,000	06/03/2015	BNP	1,138
USD	50,792,532	JPY	6,034,036,000	06/03/2015	BNP	244,414
USD	525,870,482	JPY	62,563,863,000	06/03/2015	CITI	1,762,650
USD	1,571,560	NOK	11,803,000	06/03/2015	BNP	5,339
USD	327,730	NZD	425,000	06/03/2015	BNP	4,295
USD	3,525,509	NZD	4,573,000	06/03/2015	CITI	45,349
USD	7,093,377	SEK	59,030,000	06/03/2015	BNP	5,818
USD	3,327,908	SGD	4,388,000	06/03/2015	BNP	13,696
USD	34,572,334	SGD	45,636,000	06/03/2015	CITI	103,926

						24,377,861

AUD	21,084,000	USD	16,996,276	05/07/2015	BNP	$(314,250)
AUD	220,938,000	USD	177,965,559	05/07/2015	CITI	(3,155,583)
GBP	30,240,000	USD	46,754,911	05/07/2015	BNP	(337,303)
GBP	314,691,000	USD	484,875,893	05/07/2015	CITI	(1,833,450)
HKD	56,619,000	USD	7,305,413	05/07/2015	BNP	(260)
HKD	569,674,000	USD	73,504,426	05/07/2015	CITI	(3,374)
ILS	5,309,000	USD	1,375,955	05/07/2015	BNP	(1,143)
JPY	6,034,036,000	USD	50,780,136	05/07/2015	BNP	(243,821)
JPY	62,577,268,000	USD	525,859,382	05/07/2015	CITI	(1,761,660)
NOK	11,803,000	USD	1,572,807	05/07/2015	BNP	(5,377)
NZD	425,000	USD	328,588	05/07/2015	BNP	(4,303)
NZD	4,574,000	USD	3,535,693	05/07/2015	CITI	(45,627)
SEK	59,030,000	USD	7,089,632	05/07/2015	BNP	(5,789)
SGD	4,388,000	USD	3,329,848	05/07/2015	BNP	(13,781)
SGD	45,636,000	USD	34,591,071	05/07/2015	CITI	(103,369)
USD	14,795,992	AUD	19,189,000	05/07/2015	BNP	(386,678)
USD	170,786,811	AUD	223,609,000	05/07/2015	CITI	(6,136,507)
USD	20,856,428	CHF	20,047,000	05/07/2015	BNP	(632,577)
USD	217,343,995	CHF	210,081,000	05/07/2015	CITI	(7,848,379)
USD	3,742,542	DKK	25,932,000	05/07/2015	BNP	(157,686)
USD	39,382,751	DKK	271,800,000	05/07/2015	CITI	(1,496,552)

76

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2015

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	68,611,183	EUR	63,701,000	05/07/2015	BNP	$(2,917,297)
USD	724,721,200	EUR	670,149,000	05/07/2015	CITI	(27,774,672)
USD	45,213,741	GBP	30,240,000	05/07/2015	BNP	(1,203,867)
USD	466,939,845	GBP	314,797,000	05/07/2015	CITI	(16,265,305)
USD	5,786,448	HKD	44,856,000	05/07/2015	BNP	(1,008)
USD	73,225,330	HKD	567,893,000	05/07/2015	CITI	(45,932)
USD	1,347,792	ILS	5,309,000	05/07/2015	BNP	(27,020)
USD	13,854,032	ILS	54,834,000	05/07/2015	CITI	(345,718)
USD	77,085,017	JPY	9,231,118,000	05/07/2015	BNP	(227,529)
USD	1,027,277,995	JPY	123,089,588,000	05/07/2015	CITI	(3,623,077)
USD	1,495,551	NOK	11,803,000	05/07/2015	BNP	(71,878)
USD	14,902,349	NOK	119,556,000	05/07/2015	CITI	(974,599)
USD	144,914	NZD	193,000	05/07/2015	BNP	(2,349)
USD	3,402,287	NZD	4,543,000	05/07/2015	CITI	(64,125)
USD	6,815,050	SEK	59,030,000	05/07/2015	BNP	(268,794)
USD	72,340,293	SEK	622,102,000	05/07/2015	CITI	(2,314,511)
USD	2,955,031	SGD	3,995,000	05/07/2015	BNP	(64,041)
USD	33,210,962	SGD	45,652,000	05/07/2015	CITI	(1,288,832)
GBP	2,207,000	USD	3,390,941	06/03/2015	CITI	(3,901)
USD	2,272,020	AUD	2,876,000	06/03/2015	BNP	(145)
USD	24,265,618	CHF	22,751,000	06/03/2015	BNP	(144,868)
USD	222,243,505	CHF	210,011,000	06/03/2015	CITI	(3,085,955)
USD	4,405,285	DKK	29,428,000	06/03/2015	BNP	(25,077)
USD	40,320,087	DKK	271,709,000	06/03/2015	CITI	(585,485)
USD	80,591,742	EUR	72,206,000	06/03/2015	BNP	(515,143)
USD	742,549,097	EUR	669,927,000	06/03/2015	CITI	(9,960,280)
USD	8,339,334	HKD	64,638,000	06/03/2015	BNP	(518)
USD	4,217,927	HKD	32,695,000	06/03/2015	CITI	(513)
USD	230,960	ILS	894,000	06/03/2015	BNP	(559)
USD	14,174,888	ILS	54,815,000	06/03/2015	CITI	(20,528)
USD	7,143,746	JPY	852,924,000	06/03/2015	BNP	(1,339)
USD	10,235,676	JPY	1,224,627,000	06/03/2015	CITI	(23,227)
USD	209,666	NOK	1,584,000	06/03/2015	BNP	(526)
USD	15,935,127	NOK	120,563,000	06/03/2015	CITI	(63,198)
USD	44,135	NZD	58,000	06/03/2015	BNP	(4)
USD	943,593	SEK	7,869,000	06/03/2015	BNP	(1,215)
USD	74,207,001	SEK	621,894,000	06/03/2015	CITI	(461,989)
USD	457,542	SGD	606,000	06/03/2015	BNP	(163)

						(96,862,653)

			Net unrealized depreciation			$(72,484,792)

Counterparties:

BNP — BNP Paribas.

CITI — Citibank N.A.

Currency Abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish krona

SGD — Singapore Dollar

USD — U.S. Dollar

See accompanying notes to schedules of investments.

77

Schedule of Investments  (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.66%

AUSTRALIA — 2.14%
AGL Energy Ltd.	286,071	$3,427,448
M2 Group Ltd.	447,393	3,874,636
Origin Energy Ltd.	332,664	3,342,832
Rio Tinto Ltd.	67,635	3,048,787

		13,693,703
BELGIUM — 0.88%
Belgacom SA	79,659	2,972,867
UCB SA	37,074	2,672,063

		5,644,930
BRAZIL — 0.96%
Embraer SA ADR	86,172	2,686,843
Oi SA ADR[a]	713,925	1,377,875
TIM Participacoes SA ADR	132,765	2,087,066

		6,151,784
CANADA — 2.04%
BlackBerry Ltd.[a]	303,606	3,070,525
Bombardier Inc. Class B	855,207	1,722,770
CGI Group Inc. Class Aa	85,671	3,591,640
Valeant Pharmaceuticals International Inc.[a]	21,543	4,653,288

		13,038,223
CHINA — 0.60%
Belle International Holdings Ltd.	3,006,000	3,866,500

		3,866,500
DENMARK — 1.03%
H Lundbeck A/Sa	144,288	2,803,433
Novo Nordisk A/S Class B	66,132	3,760,389

		6,563,822
FRANCE — 4.23%
Airbus Group NV	59,118	4,107,169
BioMerieux SA	29,058	3,129,106
Bouygues SA	82,665	3,420,835
Cap Gemini SA	42,585	3,793,630
Orange SA	177,354	2,929,339
Sanofi	33,066	3,379,152
STMicroelectronics NV	409,317	3,270,247
Vivendi SA	120,741	3,032,667

		27,062,145
GERMANY — 3.68%
BASF SE	34,569	3,466,123
Bayer AG Registered	21,543	3,135,787
Deutsche Boerse AG	42,084	3,504,253
Deutsche Telekom AG Registered	188,877	3,486,869

Security	Shares	Value

Infineon Technologies AG	287,574	$3,409,310
Merck KGaA	31,062	3,368,923
QIAGEN NVa	130,260	3,154,987

		23,526,252
INDIA — 0.96%
Infosys Ltd. ADR	98,196	3,042,112
Wipro Ltd. ADR	268,035	3,074,362

		6,116,474
IRELAND — 1.05%
Endo International PLC[a]	43,587	3,664,141
Medtronic PLC	41,082	3,058,555

		6,722,696
ITALY — 0.49%
Telecom Italia SpA[a]	2,627,244	3,117,651

		3,117,651
JAPAN — 1.64%
KDDI Corp.	150,300	3,566,909
Nippon Telegraph & Telephone Corp.	50,100	3,384,377
NTT DOCOMO Inc.	200,400	3,558,536

		10,509,822
NETHERLANDS — 1.58%
ASM International NV	71,643	3,484,534
ASML Holding NV	28,056	3,040,383
Koninklijke KPN NV	964,926	3,577,849

		10,102,766
NEW ZEALAND — 0.49%
Fisher & Paykel Healthcare Corp. Ltd.	629,256	3,114,047

		3,114,047
NORWAY — 1.01%
REC Silicon ASA[a]	11,058,072	3,096,348
Telenor ASA	148,797	3,362,767

		6,459,115
PORTUGAL — 0.22%
Portugal Telecom SGPS SA Registered	2,181,354	1,400,593

		1,400,593
RUSSIA — 0.65%
Mobile TeleSystems OJSC ADR	343,185	4,145,675

		4,145,675
SOUTH KOREA — 0.51%
Samsung Electronics Co. Ltd. GDR	5,010	3,299,085

		3,299,085

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2015

Security	Shares	Value

SPAIN — 1.00%
Grifols SA	76,653	$3,267,819
Telefonica SA	204,059	3,118,899

		6,386,718
SWEDEN — 0.94%
Tele2 AB Class B	243,987	3,254,972
TeliaSonera AB	442,884	2,757,964

		6,012,936
SWITZERLAND — 3.04%
Actelion Ltd. Registered	25,551	3,381,710
Lonza Group AG Registered	26,553	3,772,232
Novartis AG Registered	31,563	3,256,019
Roche Holding AG	10,020	2,881,191
Swisscom AG Registered	5,010	2,978,514
Syngenta AG Registered	9,519	3,194,336

		19,464,002
UNITED KINGDOM — 5.18%
ARM Holdings PLC	204,408	3,499,341
AstraZeneca PLC	41,583	2,873,384
BAE Systems PLC	430,860	3,363,590
BT Group PLC	479,457	3,357,991
GlaxoSmithKline PLC	139,779	3,253,227
London Stock Exchange Group PLC	90,681	3,552,134
Rio Tinto PLC	71,142	3,154,097
Shire PLC	42,084	3,450,282
Sky PLC	211,422	3,499,202
Vodafone Group PLC	885,267	3,136,480

		33,139,728
UNITED STATES — 65.34%
3D Systems Corp.[a]	99,699	2,501,448
3M Co.	19,038	2,977,353
AbbVie Inc.	46,092	2,980,309
Accenture PLC Class A	36,573	3,388,488
Advanced Micro Devices Inc.[a]	1,187,370	2,683,456
Agilent Technologies Inc.	75,150	3,108,956
Akorn Inc.[a]	72,645	3,024,938
Alexion Pharmaceuticals Inc.[a]	16,032	2,713,095
Alliance Data Systems Corp.[a]	11,022	3,276,951
Alnylam Pharmaceuticals Inc.[a]	29,559	3,011,175
Altera Corp.	80,661	3,361,951
Amazon.com Inc.[a]	10,020	4,226,236
AMETEK Inc.	61,623	3,230,278
Amgen Inc.	18,036	2,848,065
Amphenol Corp. Class A	57,114	3,162,402
Analog Devices Inc.	53,607	3,315,057
Apple Inc.	27,054	3,385,808
Applied Materials Inc.	126,252	2,498,527
Arrow Electronics Inc.[a]	53,607	3,200,874
AT&T Inc.	93,186	3,227,963
Avnet Inc.	69,639	2,968,711
Baxter International Inc.	41,583	2,858,415
Biogen Inc.[a]	8,517	3,184,762
BioMarin Pharmaceutical Inc.[a]	32,565	3,648,908
BlackRock Inc.[b]	9,018	3,282,011

Security	Shares	Value

Boeing Co. (The)	24,549	$3,518,854
Bristol-Myers Squibb Co.	51,102	3,256,730
Broadcom Corp. Class A	71,643	3,166,979
Cablevision Systems Corp. Class A	151,803	3,033,024
CBOE Holdings Inc.	48,096	2,706,362
Celgene Corp.[a]	26,052	2,815,179
CH Robinson Worldwide Inc.	41,583	2,677,529
Charles River Laboratories International Inc.[a]	47,595	3,291,670
Charles Schwab Corp. (The)	104,208	3,178,344
Cisco Systems Inc.	111,222	3,206,530
CME Group Inc./IL	34,569	3,142,668
Cognizant Technology Solutions Corp. Class Aa	59,118	3,460,768
Computer Sciences Corp.	48,597	3,132,077
Covanta Holding Corp.	131,262	2,663,306
Danaher Corp.	35,571	2,912,553
Discover Financial Services	48,597	2,817,168
Dover Corp.	44,088	3,338,343
Dow Chemical Co. (The)	69,138	3,526,038
Dun & Bradstreet Corp. (The)	26,052	3,326,059
eBay Inc.[a]	53,607	3,123,144
EI du Pont de Nemours & Co.	43,086	3,153,895
Eli Lilly & Co.	43,086	3,096,591
EMC Corp./MA	105,711	2,844,683
Emerson Electric Co.	51,102	3,006,331
Facebook Inc. Class Aa	38,577	3,038,710
FactSet Research Systems Inc.	22,044	3,469,505
First Solar Inc.[a]	71,142	4,245,043
FMC Technologies Inc.[a]	69,639	3,071,080
General Electric Co.	120,240	3,256,099
Gilead Sciences Inc.[a]	28,557	2,870,264
Google Inc. Class Aa	6,012	3,299,205
Halliburton Co.	78,657	3,850,260
Hologic Inc.[a]	115,731	3,904,764
Honeywell International Inc.	31,062	3,134,777
Illumina Inc.[a]	16,533	3,046,205
Incyte Corp.[a]	40,080	3,894,173
Informatica Corp.[a]	80,160	3,853,291
Ingram Micro Inc. Class Aa	113,727	2,861,371
Intel Corp.	82,665	2,690,746
Intercontinental Exchange Inc.	13,527	3,037,217
International Business Machines Corp.	19,038	3,261,019
Intuitive Surgical Inc.[a]	6,012	2,981,832
Jack Henry & Associates Inc.	48,597	3,232,186
Johnson & Johnson	28,557	2,832,854
KLA-Tencor Corp.	43,587	2,562,916
Laboratory Corp. of America Holdings[a]	29,559	3,534,074
Lam Research Corp.	38,076	2,877,784
Linear Technology Corp.	66,132	3,050,669
Lockheed Martin Corp.	16,032	2,991,571
Mallinckrodt PLC[a]	31,563	3,572,300
Marvell Technology Group Ltd.	210,921	2,955,003
Maxim Integrated Products Inc.	97,695	3,207,327
MercadoLibre Inc.	22,044	3,137,523
Merck & Co. Inc.	51,603	3,073,475
Microchip Technology Inc.	68,637	3,270,896
Micron Technology Inc.[a]	88,176	2,480,391
Microsoft Corp.	63,627	3,094,817
Monsanto Co.	25,551	2,911,792
Myriad Genetics Inc.[a]	88,176	2,912,453
NASDAQ OMX Group Inc. (The)	65,130	3,167,272
National Oilwell Varco Inc.	48,597	2,644,163
NetApp Inc.	73,647	2,669,704
Netflix Inc.[a]	9,018	5,018,517

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2015

Security	Shares	Value

Northrop Grumman Corp.	21,042	$3,241,310
NVIDIA Corp.	152,304	3,380,387
Pall Corp.	32,064	3,120,468
PAREXEL International Corp.[a]	55,110	3,503,618
Pfizer Inc.	96,693	3,280,794
Pharmacyclics Inc.[a]	21,645	5,545,449
Qlik Technologies Inc.[a]	101,703	3,538,247
QUALCOMM Inc.	42,585	2,895,780
Quintiles Transnational Holdings Inc.[a]	52,104	3,432,612
Raytheon Co.	28,557	2,969,928
Red Hat Inc.[a]	51,603	3,883,642
Regeneron Pharmaceuticals Inc.[a]	7,014	3,208,624
Rockwell Automation Inc.	28,557	3,386,860
Rockwell Collins Inc.	36,573	3,559,650
Roper Technologies Inc.	20,040	3,370,127
SanDisk Corp.	30,060	2,012,216
Schlumberger Ltd.	37,575	3,554,971
Seagate Technology PLC	46,593	2,735,941
Seattle Genetics Inc.[a]	92,685	3,182,803
Skyworks Solutions Inc.	43,086	3,974,684
Splunk Inc.[a]	53,607	3,556,556
Sprint Corp.[a]	733,464	3,762,670
St. Jude Medical Inc.	45,090	3,158,555
Stryker Corp.	32,565	3,003,796
SunPower Corp.[a]	129,759	4,176,942
T-Mobile U.S. Inc.[a]	118,236	4,024,753
Tableau Software Inc. Class Aa	37,074	3,627,320
TD Ameritrade Holding Corp.	85,671	3,105,574
TE Connectivity Ltd.	48,597	3,234,130
Telephone & Data Systems Inc.	128,256	3,425,718
Tesla Motors Inc.[a]	14,529	3,284,280
Texas Instruments Inc.	56,112	3,041,832
U.S. Cellular Corp.[a]	83,667	3,089,822
UnitedHealth Group Inc.	30,060	3,348,684
Varian Medical Systems Inc.[a]	35,070	3,115,970
Verint Systems Inc.[a]	52,605	3,231,525
Verizon Communications Inc.	65,631	3,310,428
Vertex Pharmaceuticals Inc.[a]	25,050	3,088,164
VMware Inc. Class Aa	39,078	3,442,772
Western Digital Corp.	28,557	2,791,161
Xilinx Inc.	66,132	2,867,484
Zoetis Inc.	71,643	3,182,382

		418,072,839

TOTAL COMMON STOCKS
(Cost: $643,753,079)		637,611,506

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	915,405	$915,405

		915,405

TOTAL SHORT-TERM INVESTMENTS (Cost: $915,405)		915,405

TOTAL INVESTMENTS IN SECURITIES — 99.80% (Cost: $644,668,484)		638,526,911
Other Assets, Less Liabilities — 0.20%		1,290,166

NET ASSETS — 100.00%		$639,817,077

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

80

Schedule of Investments  (Unaudited)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 97.09%

AUSTRALIA — 1.27%
Bendigo & Adelaide Bank Ltd.	400	$3,814
Dexus Property Group	800	4,657
GPT Group (The)	1,400	4,936
Lend Lease Group	475	6,013
Novion Property Group	1,500	2,922
Sonic Healthcare Ltd.	325	5,094
Toll Holdings Ltd.	600	4,250

		31,686
BELGIUM — 0.36%
Belgacom SA	96	3,582
Delhaize Group SA	65	5,251

		8,833
BRAZIL — 0.82%
BB Seguridade Participacoes SA	900	10,578
Cielo SA	700	9,789

		20,367
CANADA — 1.19%
Alimentation Couche-Tard Inc. Class B	295	11,247
Dollarama Inc.	110	6,292
Metro Inc.	225	6,479
Open Text Corp.	108	5,436

		29,454
CHILE — 0.05%
Vina Concha y Toro SA	600	1,224

		1,224
CHINA — 6.86%
AAC Technologies Holdings Inc.	1,000	5,309
Agricultural Bank of China Ltd. Class H	20,000	11,302
Beijing Enterprises Holdings Ltd.	1,000	9,160
Brilliance China Automotive Holdings Ltd.	4,000	7,534
China CITIC Bank Corp. Ltd. Class H	10,000	9,095
China Communications Construction Co. Ltd. Class H	5,000	9,147
China Construction Bank Corp. Class H	50,000	48,702
China Gas Holdings Ltd.	2,000	3,545
China Railway Group Ltd. Class H	5,000	7,044
China Resources Power Holdings Co. Ltd.	4,000	12,101
CITIC Ltd.	3,000	6,015
Dongfeng Motor Group Co. Ltd. Class H	4,000	6,678
Fosun International Ltd.	1,500	3,754
Guangdong Investment Ltd.	2,000	2,988
Hanergy Thin Film Power Group Ltd.	10,000	9,315
Lenovo Group Ltd.	6,000	10,373
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	8,554

		170,616

Security	Shares	Value

COLOMBIA — 0.06%
Corp. Financiera Colombiana SA	100	$1,596

		1,596
CZECH REPUBLIC — 0.05%
O2 Czech Republic AS	150	1,230

		1,230
DENMARK — 0.87%
Coloplast A/S Class B	80	6,534
Pandora A/S	80	8,282
Vestas Wind Systems A/S	150	6,827

		21,643
FINLAND — 0.18%
Elisa OYJ	150	4,587

		4,587
FRANCE — 2.01%
AXA SA	1,140	28,889
Cap Gemini SA	108	9,621
SCOR SE	179	6,445
Societe BIC SA	29	4,957

		49,912
GERMANY — 1.35%
Celesio AG	35	1,039
Deutsche Annington Immobilien SE	219	7,378
Hannover Rueck SE	38	3,877
HUGO BOSS AG	42	5,186
Merck KGaA	82	8,894
QIAGEN NVa	148	3,585
United Internet AG Registered[b]	78	3,511

		33,470
GREECE — 0.06%
FF Group	50	1,507

		1,507
HONG KONG — 2.51%
CK Hutchison Holdings Ltd.	1,000	21,739
Henderson Land Development Co. Ltd.	1,000	8,038
New World Development Co. Ltd.	5,000	6,644
Power Assets Holdings Ltd.	1,000	10,121
Sino Land Co. Ltd.	2,000	3,535
Swire Pacific Ltd. Class A	500	6,767
Swire Properties Ltd.	1,600	5,511

		62,355
HUNGARY — 0.06%
Richter Gedeon Nyrt	89	1,500

		1,500

81

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

April 30, 2015

Security	Shares	Value

INDONESIA — 0.18%
Perusahaan Gas Negara Persero Tbk PT	14,000	$4,428

		4,428
ISRAEL — 0.40%
Teva Pharmaceutical Industries Ltd.	162	9,895

		9,895
ITALY — 0.07%
UnipolSai SpA	577	1,620

		1,620
JAPAN — 12.79%
Aozora Bank Ltd.	1,000	3,744
Asahi Kasei Corp.	1,000	9,459
ASICS Corp.	100	2,565
Bank of Yokohama Ltd. (The)	1,000	6,381
Chiba Bank Ltd. (The)	1,000	8,256
Dai Nippon Printing Co. Ltd.	1,000	10,383
Daiichi Sankyo Co. Ltd.	600	10,456
Daito Trust Construction Co. Ltd.	100	11,678
Fuji Heavy Industries Ltd.	300	10,089
FUJIFILM Holdings Corp.	400	15,158
ITOCHU Corp.	1,100	13,604
Konica Minolta Inc.	600	6,663
Kuraray Co. Ltd.	600	8,152
Marubeni Corp.	1,800	11,188
MEIJI Holdings Co. Ltd.	100	11,465
Mitsubishi Corp.	1,000	21,647
Mitsubishi Motors Corp.	900	8,325
Mitsubishi Tanabe Pharma Corp.	200	3,401
Mitsui & Co. Ltd.	1,200	16,851
NGK Spark Plug Co. Ltd.	300	8,448
Nippon Paint Holdings Co. Ltd.	200	6,735
Nitori Holdings Co. Ltd.	100	7,705
NSK Ltd.	500	7,880
Otsuka Holdings Co. Ltd.	400	12,680
Ricoh Co. Ltd.	800	8,356
Santen Pharmaceutical Co. Ltd.	500	6,606
Seiko Epson Corp.	400	7,023
Sekisui House Ltd.	600	9,358
Shionogi & Co. Ltd.	300	9,890
Sumitomo Corp.	1,000	11,854
Sumitomo Metal Mining Co. Ltd.	1,000	14,770
T&D Holdings Inc.	700	10,146
Yamaha Motor Co. Ltd.	300	7,097

		318,013
MALAYSIA — 0.05%
Alliance Financial Group Bhd	1,000	1,331

		1,331
MEXICO — 0.33%
Gruma SAB de CV Series B	200	2,409
Grupo Aeroportuario del Sureste SAB de CV Series B	200	2,827

Security	Shares	Value

Grupo Carso SAB de CV Series A1	700	$2,882

		8,118
NETHERLANDS — 1.03%
Aegon NV	1,328	10,513
NN Group NVa	144	4,197
Reed Elsevier NV	455	10,980

		25,690
NORWAY — 0.12%
Gjensidige Forsikring ASA	175	3,045

		3,045
PHILIPPINES — 0.11%
Energy Development Corp.	15,000	2,729

		2,729
POLAND — 0.14%
Energa SA	250	1,732
Tauron Polska Energia SA	1,350	1,803

		3,535
QATAR — 0.27%
Masraf Al Rayan QSC	375	4,996
Vodafone Qatar QSC	350	1,625

		6,621
RUSSIA — 1.34%
Gazprom OAO ADR	1,000	5,924
Lukoil OAO ADR (London)	370	18,944
Surgutneftegas OAO ADR	1,150	8,338

		33,206
SINGAPORE — 0.41%
ComfortDelGro Corp. Ltd.	2,700	6,258
Hutchison Port Holdings Trust	6,000	4,050

		10,308
SOUTH AFRICA — 1.04%
Discovery Ltd.	400	4,419
Foschini Group Ltd. (The)	220	3,242
Life Healthcare Group Holdings Ltd.	1,000	3,413
Mr. Price Group Ltd.	300	6,382
Netcare Ltd.	1,000	3,485
RMB Holdings Ltd.	800	4,799

		25,740
SOUTH KOREA — 2.62%
Coway Co. Ltd.	33	2,780
Daum Kakao Corp.	40	4,026
E-Mart Co. Ltd.	32	6,612
Hyundai Engineering & Construction Co. Ltd.	45	2,179
Hyundai Glovis Co. Ltd.	25	5,504
Hyundai Steel Co.	100	7,341

82

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

April 30, 2015

Security	Shares	Value

KCC Corp.	10	$5,131
Kia Motors Corp.	225	10,410
Korea Electric Power Corp.	161	7,036
LG Corp.	100	6,222
SK Holdings Co. Ltd.	35	6,040
Woori Bank	191	1,915

		65,196
SPAIN — 0.67%
Gas Natural SDG SA	285	7,012
Mapfre SA	1,609	5,989
Zardoya Otis SA	275	3,547

		16,548
SWEDEN — 0.43%
Investment AB Kinnevik Class B	177	6,105
Securitas AB Class B	309	4,618

		10,723
SWITZERLAND — 3.96%
Actelion Ltd. Registered	65	8,603
Aryzta AG	55	3,716
Baloise Holding AG Registered	30	3,916
EMS-Chemie Holding AG Registered	5	2,103
Geberit AG Registered	24	8,538
Kuehne + Nagel International AG Registered	34	5,102
Lonza Group AG Registered	33	4,688
Partners Group Holding AG	11	3,458
Sonova Holding AG Registered	34	4,710
Swiss Life Holding AG Registered	20	4,754
Swiss Re AG	222	19,691
Zurich Insurance Group AG	94	29,056

		98,335
TAIWAN — 1.74%
Catcher Technology Co. Ltd.	1,000	11,755
Compal Electronics Inc.	6,000	5,485
Inotera Memories Inc.[a]	4,000	4,643
Lite-On Technology Corp.	4,000	5,067
Novatek Microelectronics Corp.	1,000	5,257
Shin Kong Financial Holding Co. Ltd.	10,000	3,249
Siliconware Precision Industries Co. Ltd.	4,000	6,609
WPG Holdings Ltd.	1,000	1,254

		43,319
THAILAND — 0.13%
Bumrungrad Hospital PCL NVDR	400	1,947
Glow Energy PCL NVDR	500	1,297

		3,244
TURKEY — 0.07%
Eregli Demir ve Celik Fabrikalari TAS	1,000	1,682

		1,682

Security	Shares	Value

UNITED ARAB EMIRATES — 0.18%
Emaar Properties PJSC	2,000	$4,487

		4,487
UNITED KINGDOM — 6.28%
3i Group PLC	612	4,764
Aberdeen Asset Management PLC	579	4,227
Admiral Group PLC	123	2,945
Amec Foster Wheeler PLC	241	3,400
BAE Systems PLC	1,985	15,496
Bunzl PLC	210	5,935
Cobham PLC	716	3,268
Direct Line Insurance Group PLC	944	4,629
Dixons Carphone PLC	616	4,017
easyJet PLC	100	2,786
ICAP PLC	347	2,967
IMI PLC	171	3,290
Intu Properties PLC	580	3,057
ITV PLC	2,410	9,392
J Sainsbury PLC	783	3,274
Meggitt PLC	507	4,129
Reed Elsevier PLC	715	11,889
Rexam PLC	443	3,945
Sage Group PLC (The)	677	5,056
SEGRO PLC	467	3,079
Shire PLC	371	30,417
Smith & Nephew PLC	562	9,647
Tate & Lyle PLC	294	2,695
Travis Perkins PLC	155	4,950
William Hill PLC	552	3,064
Wm Morrison Supermarkets PLC	1,322	3,795

		156,113
UNITED STATES — 45.03%
ACE Ltd.	208	22,254
Advance Auto Parts Inc.	46	6,578
Aetna Inc.	221	23,618
AGCO Corp.	55	2,833
Alleghany Corp.[a]	10	4,735
Alliant Energy Corp.	70	4,233
Allstate Corp. (The)	264	18,390
American Airlines Group Inc.	113	5,456
American Water Works Co. Inc.	113	6,161
Anthem Inc.	170	25,658
Arch Capital Group Ltd.[a]	81	4,915
Archer-Daniels-Midland Co.	405	19,796
Arrow Electronics Inc.[a]	61	3,642
Assurant Inc.	44	2,704
Avnet Inc.	86	3,666
Axis Capital Holdings Ltd.	61	3,176
Ball Corp.	82	6,020
Best Buy Co. Inc.	187	6,480
Cardinal Health Inc.	208	17,543
Celanese Corp. Series A	97	6,437
CF Industries Holdings Inc.	31	8,912
CH Robinson Worldwide Inc.	92	5,924
Chipotle Mexican Grill Inc.[a]	20	12,427
Cigna Corp.	165	20,566
Cimarex Energy Co.	55	6,842
Cintas Corp.	63	5,037

83

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

April 30, 2015

Security	Shares	Value

Coca-Cola Enterprises Inc.	145	$6,439
Constellation Brands Inc. Class Aa	27	3,130
Cooper Companies Inc. (The)	30	5,342
CR Bard Inc.	47	7,829
Delphi Automotive PLC	186	15,438
Delta Air Lines Inc.	132	5,893
DENTSPLY International Inc.	89	4,539
Dollar Tree Inc.[a]	129	9,857
Dr. Pepper Snapple Group Inc.	122	9,099
Eaton Vance Corp. NVS	74	3,040
Edwards Lifesciences Corp.[a]	67	8,486
Energizer Holdings Inc.	39	5,328
Equifax Inc.	76	7,367
Everest Re Group Ltd.	28	5,010
Family Dollar Stores Inc.	65	5,079
FleetCor Technologies Inc.[a]	49	7,884
Flextronics International Ltd.[a]	364	4,195
FNF Group	157	5,650
Foot Locker Inc.	90	5,351
GameStop Corp. Class A	71	2,736
Gap Inc. (The)	151	5,986
Genworth Financial Inc. Class Aa	313	2,751
Gilead Sciences Inc.[a]	563	56,587
H&R Block Inc.	173	5,232
Hanesbrands Inc.	251	7,801
Harris Corp.	66	5,296
Hasbro Inc.	71	5,026
Helmerich & Payne Inc.	68	5,302
Henry Schein Inc.[a]	53	7,266
Hewlett-Packard Co.	1,174	38,707
Hormel Foods Corp.	91	4,946
Hospira Inc.[a]	106	9,253
Humana Inc.	96	15,898
Integrys Energy Group Inc.	50	3,655
International Flavors & Fragrances Inc.	51	5,852
Kohl’s Corp.	129	9,243
L-3 Communications Holdings Inc.	54	6,205
Laboratory Corp. of America Holdings[a]	63	7,532
Legg Mason Inc.	65	3,422
Leggett & Platt Inc.	87	3,695
Lincoln National Corp.	163	9,208
Lockheed Martin Corp.	169	31,535
LyondellBasell Industries NV Class A	268	27,743
Mallinckrodt PLC[a]	73	8,262
ManpowerGroup Inc.	50	4,267
Marathon Petroleum Corp.	176	17,348
Marvell Technology Group Ltd.	243	3,404
McGraw Hill Financial Inc.	171	17,835
Mettler-Toledo International Inc.[a]	18	5,706
Micron Technology Inc.[a]	676	19,016
Molson Coors Brewing Co. Class B	96	7,057
Monster Beverage Corp.[a]	90	12,340
NASDAQ OMX Group Inc. (The)	74	3,599
Newell Rubbermaid Inc.	171	6,520
Northrop Grumman Corp.	121	18,639
OGE Energy Corp.	125	4,085
PartnerRe Ltd.	28	3,584
Patterson Companies Inc.	52	2,442
Paychex Inc.	205	9,920
Pepco Holdings Inc.	159	4,131
Phillips 66	92	7,297
Pinnacle West Capital Corp.	70	4,284
Polaris Industries Inc.	40	5,478

Security	Shares	Value

Principal Financial Group Inc.	185	$9,457
Quanta Services Inc.[a]	134	3,874
Quest Diagnostics Inc.	91	6,499
Raymond James Financial Inc.	80	4,522
Raytheon Co.	194	20,176
Republic Services Inc.	179	7,273
ResMed Inc.	88	5,627
Reynolds American Inc.	201	14,733
Robert Half International Inc.	86	4,769
Rockwell Collins Inc.	75	7,300
Ross Stores Inc.	132	13,052
SEI Investments Co.	89	4,064
Sherwin-Williams Co. (The)	51	14,178
Sigma-Aldrich Corp.	75	10,419
Signet Jewelers Ltd.	48	6,438
Skyworks Solutions Inc.	120	11,070
Snap-on Inc.	37	5,533
Southwest Airlines Co.	107	4,340
SPX Corp.	22	1,694
Staples Inc.	403	6,577
Superior Energy Services Inc.	96	2,448
Symantec Corp.	434	10,817
Synchrony Financial[a]	105	3,271
Synopsys Inc.[a]	98	4,594
Torchmark Corp.	81	4,545
Travelers Companies Inc. (The)	209	21,132
TRW Automotive Holdings Corp.[a]	70	7,354
Universal Health Services Inc. Class B	58	6,783
Unum Group	159	5,431
Varian Medical Systems Inc.[a]	63	5,598
Voya Financial Inc.	144	6,097
Wabtec Corp./DE	61	5,737
Western Digital Corp.	139	13,586
Westlake Chemical Corp.	29	2,261
WR Berkley Corp.	68	3,331
Xerox Corp.	682	7,843
XL Group PLC	162	6,007
Xylem Inc./NY	114	4,220
Zimmer Holdings Inc.	107	11,753

		1,119,453

TOTAL COMMON STOCKS
(Cost: $2,457,617)		2,413,359

INVESTMENT COMPANIES — 1.33%

INDIA — 1.33%
iShares MSCI India ETF[c]	1,125	33,058

		33,058

TOTAL INVESTMENT COMPANIES (Cost: $34,083)		33,058

PREFERRED STOCKS — 1.44%

BRAZIL — 0.56%
Itausa — Investimentos Itau SA	3,900	13,798

		13,798

84

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI GLOBAL ETF

April 30, 2015

Security	Shares	Value

SOUTH KOREA — 0.88%
Hyundai Motor Co. Series 2	50	$5,690
Samsung Electronics Co. Ltd.	16	16,269

		21,959

TOTAL PREFERRED STOCKS (Cost: $35,937)		35,757

SHORT-TERM INVESTMENTS — 67.23%

MONEY MARKET FUNDS — 67.23%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	1,671,213	1,671,213

		1,671,213

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,671,213)		1,671,213

TOTAL INVESTMENTS IN SECURITIES — 167.09% (Cost: $4,198,850)		4,153,387
Other Assets, Less Liabilities — (67.09)%		(1,667,598)

NET ASSETS — 100.00%		$2,485,789

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

85

Schedule of Investments  (Unaudited)

iSHARES® FACTORSELECT MSCI INTERNATIONAL ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.53%

AUSTRALIA — 4.37%
Bendigo & Adelaide Bank Ltd.	740	$7,057
Dexus Property Group	1,487	8,656
Federation Centres	2,344	5,454
Fortescue Metals Group Ltd.	2,557	4,376
GPT Group (The)	2,768	9,759
Harvey Norman Holdings Ltd.	912	3,165
Lend Lease Group	904	11,444
Novion Property Group	3,506	6,830
REA Group Ltd.	87	3,241
Sonic Healthcare Ltd.	626	9,811
Toll Holdings Ltd.	1,119	7,926
TPG Telecom Ltd.	456	3,215
Westfield Corp.	3,242	24,165
WorleyParsons Ltd.	341	3,080

		108,179
BELGIUM — 1.67%
Ageas	360	13,522
Belgacom SA	250	9,330
Colruyt SA	102	4,822
Delhaize Group SA	169	13,652

		41,326
CANADA — 6.57%
Alimentation Couche-Tard Inc. Class B	686	26,154
Atco Ltd./Canada Class I	125	4,719
Canadian Oil Sands Ltd.	796	8,616
CGI Group Inc. Class Aa	366	15,344
Constellation Software Inc./Canada	30	11,715
Dollarama Inc.	207	11,840
Empire Co. Ltd. Class A	91	6,549
Finning International Inc.	283	5,776
Industrial Alliance Insurance & Financial Services Inc.	165	5,982
Keyera Corp.	277	9,712
Magna International Inc. Class A	681	34,183
Metro Inc.	415	11,951
Open Text Corp.	200	10,066

		162,607
DENMARK — 2.22%
Coloplast A/S Class B	182	14,866
Pandora A/S	189	19,567
Tryg A/S	34	3,688
Vestas Wind Systems A/S	368	16,748

		54,869
FINLAND — 0.74%
Elisa OYJ	234	7,156
Neste Oil OYJ	211	5,736
Orion OYJ Class B	165	5,408

		18,300
FRANCE — 5.87%
AtoS SE	133	10,410
AXA SA	2,268	57,474
Cap Gemini SA	234	20,846

Security	Shares	Value

CNP Assurances	282	$5,067
GDF Suez	198	4,039
Lagardere SCA	194	6,228
SCOR SE	252	9,073
Societe BIC SA	47	8,034
Valeo SA	124	19,911
Vallourec SA	180	4,236

		145,318
GERMANY — 6.92%
Celesio AG	83	2,465
Deutsche Annington Immobilien SE	566	19,068
E.ON SE	3,030	47,398
Hannover Rueck SE	99	10,099
Merck KGaA	212	22,993
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	260	50,956
QIAGEN NVa	382	9,252
United Internet AG Registered[b]	202	9,094

		171,325
HONG KONG — 6.27%
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,489
CK Hutchison Holdings Ltd.	2,500	54,347
Henderson Land Development Co. Ltd.	2,000	16,075
Hysan Development Co. Ltd.	1,000	4,632
Kerry Properties Ltd.	1,000	4,090
New World Development Co. Ltd.	9,000	11,959
NWS Holdings Ltd.	2,000	3,406
PCCW Ltd.	7,000	4,669
Power Assets Holdings Ltd.	2,500	25,303
Sino Land Co. Ltd.	4,000	7,070
Wheelock & Co. Ltd.	2,000	11,301
Yue Yuen Industrial Holdings Ltd.	1,000	3,806

		155,147
ISRAEL — 1.54%
Bank Hapoalim BM	447	2,239
Bank Leumi le-Israel BMa	2,178	8,472
Mizrahi Tefahot Bank Ltd.[a]	227	2,540
Teva Pharmaceutical Industries Ltd.	409	24,982

		38,233
ITALY — 0.55%
Telecom Italia SpA RSP	9,896	9,536
UnipolSai SpA	1,495	4,198

		13,734
JAPAN — 24.50%
Alfresa Holdings Corp.	300	4,505
Amada Holdings Co Ltd.	600	6,087
Asahi Kasei Corp.	2,000	18,919
Brother Industries Ltd.	400	6,414
Casio Computer Co. Ltd.	300	6,104
Chiba Bank Ltd. (The)	1,000	8,256
Chugoku Bank Ltd. (The)	300	4,833
Citizen Holdings Co. Ltd.	400	3,152
Daicel Corp.	1,000	12,108
Daihatsu Motor Co. Ltd.	100	1,451
Fuji Electric Co. Ltd.	1,000	4,730
Fuji Heavy Industries Ltd.	1,000	33,630
FUJIFILM Holdings Corp.	800	30,317
Fujitsu Ltd.	3,000	19,885
Fukuoka Financial Group Inc.	1,000	5,766

86

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTERNATIONAL ETF

April 30, 2015

Security	Shares	Value

Gunma Bank Ltd. (The)	1,000	$7,111
Hachijuni Bank Ltd. (The)	1,000	7,830
Hakuhodo DY Holdings Inc.	400	4,295
Hiroshima Bank Ltd. (The)	1,000	5,866
Hitachi Chemical Co. Ltd.	200	3,886
Hokuhoku Financial Group Inc.	2,000	4,797
IBIDEN Co. Ltd.	200	3,510
ITOCHU Corp.	2,600	32,155
ITOCHU Techno-Solutions Corp.	100	2,285
Iyo Bank Ltd. (The)	400	5,000
Japan Airlines Co. Ltd.	200	6,685
JTEKT Corp.	300	5,139
Koito Manufacturing Co. Ltd.	200	7,053
Konica Minolta Inc.	800	8,884
Kuraray Co. Ltd.	600	8,152
Marubeni Corp.	2,700	16,782
Maruichi Steel Tube Ltd.	100	2,545
Medipal Holdings Corp.	200	2,743
Miraca Holdings Inc.	100	5,022
Mitsubishi Corp.	2,300	49,788
Mitsubishi Materials Corp.	2,000	7,253
Mitsubishi Motors Corp.	1,000	9,250
Mitsui & Co. Ltd.	2,800	39,320
Nexon Co. Ltd.	200	2,545
NGK Spark Plug Co. Ltd.	300	8,448
NHK Spring Co. Ltd.	300	3,449
Nippon Electric Glass Co. Ltd.	1,000	5,741
Nippon Paint Holdings Co. Ltd.	200	6,735
Nippon Telegraph & Telephone Corp.	600	40,531
Nisshin Seifun Group Inc.	400	4,693
Nitori Holdings Co. Ltd.	100	7,705
Oracle Corp. Japan	100	4,571
Osaka Gas Co. Ltd.	3,000	12,765
Otsuka Corp.	100	4,621
Otsuka Holdings Co. Ltd.	600	19,020
Seiko Epson Corp.	400	7,023
Sekisui Chemical Co. Ltd.	1,000	13,412
Stanley Electric Co. Ltd.	200	4,517
Sumitomo Heavy Industries Ltd.	1,000	6,267
Sumitomo Metal Mining Co. Ltd.	1,000	14,770
Sumitomo Rubber Industries Ltd.	300	5,568
Toppan Printing Co. Ltd.	1,000	8,415
Toyo Suisan Kaisha Ltd.	100	3,501
Toyoda Gosei Co. Ltd.	100	2,324
Yamada Denki Co. Ltd.	1,400	5,744
Yamato Kogyo Co. Ltd.	100	2,366

		606,239
NETHERLANDS — 2.95%
Aegon NV	2,975	23,552
Boskalis Westminster NV	141	7,347
Delta Lloyd NV	360	6,803
NN Group NVa	259	7,549
Reed Elsevier NV	1,149	27,726

		72,977
NEW ZEALAND — 0.13%
Meridian Energy Ltd.[a]	2,062	3,155

		3,155
NORWAY — 1.05%
Gjensidige Forsikring ASA	328	5,706
Subsea 7 SA	462	5,129
Yara International ASA	295	15,127

		25,962

Security	Shares	Value

SINGAPORE — 1.02%
ComfortDelGro Corp. Ltd.	3,300	$7,649
Golden Agri-Resources Ltd.	11,600	3,678
SembCorp Industries Ltd.	1,600	5,460
UOL Group Ltd.	800	4,820
Yangzijiang Shipbuilding Holdings Ltd.	3,200	3,539

		25,146
SPAIN — 3.59%
Gas Natural SDG SA	575	14,146
Iberdrola SA	10,321	69,125
Mapfre SA	1,517	5,647

		88,918
SWEDEN — 1.04%
ICA Gruppen AB	127	4,710
Investment AB Kinnevik Class B	387	13,348
Securitas AB Class B	514	7,682

		25,740
SWITZERLAND — 10.33%
Actelion Ltd. Registered[a]	169	22,367
Aryzta AGa	143	9,662
Baloise Holding AG Registered	78	10,182
EMS-Chemie Holding AG Registered	13	5,467
Geberit AG Registered	62	22,056
Kuehne + Nagel International AG Registered	89	13,356
Lonza Group AG Registered[a]	87	12,360
Partners Group Holding AG	28	8,801
Swiss Life Holding AG Registered[a]	53	12,598
Swiss Re AG	578	51,267
Swisscom AG Registered	38	22,592
Transocean Ltd.	595	10,625
Zurich Insurance Group AGa	176	54,402

		255,735
UNITED KINGDOM — 18.20%
3i Group PLC	1,596	12,423
Aberdeen Asset Management PLC	1,511	11,032
Admiral Group PLC	320	7,662
Amec Foster Wheeler PLC	630	8,888
Aviva PLC	1,761	14,262
BAE Systems PLC	5,179	40,431
Bunzl PLC	549	15,515
Capita PLC	1,087	19,110
Cobham PLC	1,870	8,535
Direct Line Insurance Group PLC	2,463	12,078
Dixons Carphone PLC	1,607	10,478
easyJet PLC	261	7,272
ICAP PLC	905	7,740
IMI PLC	446	8,581
Investec PLC	907	8,711
ITV PLC	6,290	24,513
J Sainsbury PLC	2,043	8,543
Meggitt PLC	1,324	10,784
Reed Elsevier PLC	1,865	31,010
Rexam PLC	1,157	10,304
Sage Group PLC (The)	1,768	13,204
SEGRO PLC	1,219	8,036
Shire PLC	766	62,801
Smith & Nephew PLC	1,467	25,182
Smiths Group PLC	648	11,402
Tate & Lyle PLC	768	7,040

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTERNATIONAL ETF

April 30, 2015

Security	Shares	Value

Travis Perkins PLC	406	$12,965
TUI AG	743	13,964
William Hill PLC	1,440	7,993
Wm Morrison Supermarkets PLC	3,451	9,907

		450,366

TOTAL COMMON STOCKS (Cost: $2,492,408)		2,463,276

SHORT-TERM INVESTMENTS — 40.57%

MONEY MARKET FUNDS — 40.57%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,004,038	1,004,038

		1,004,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,004,038)		1,004,038

TOTAL INVESTMENTS IN SECURITIES — 140.10%
(Cost: $3,496,446)		3,467,314
Other Assets, Less Liabilities — (40.10)%		(992,392)

NET ASSETS — 100.00%		$2,474,922

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

88

Schedule of Investments   (Unaudited)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.48%

AUSTRALIA — 6.36%
Ainsworth Game Technology Ltd.	655	$1,447
Amcom Telecommunications Ltd.	1,314	2,384
APN News & Media Ltd.[a]	4,180	3,099
ARB Corp. Ltd.	352	3,493
Ardent Leisure Group	2,546	3,986
Arrium Ltd.	16,788	2,317
Asaleo Care Ltd.	2,452	3,568
Astro Japan Property Group	370	1,544
Bega Cheese Ltd.	664	2,530
Bradken Ltd.	993	1,794
BT Investment Management Ltd.	422	3,179
Cabcharge Australia Ltd.	664	2,372
Cash Converters International Ltd.	1,806	1,225
Cedar Woods Properties Ltd.	341	1,442
Corporate Travel Management Ltd.	278	2,344
Credit Corp. Group Ltd.	242	2,191
Decmil Group Ltd.	1,118	1,018
Domino’s Pizza Enterprises Ltd.	375	10,834
Genworth Mortgage Insurance Australia Ltd.	1,320	3,498
GUD Holdings Ltd.	412	2,580
iiNET Ltd.	800	6,272
IMF Bentham Ltd.	870	1,280
M2 Group Ltd.	897	7,768
Magellan Financial Group Ltd.	603	9,493
Mantra Group Ltd.	796	2,260
McMillan Shakespeare Ltd.	337	3,083
Metals X Ltd.	1,321	1,532
Northern Star Resources Ltd.	3,093	5,391
Premier Investments Ltd.	498	5,028
Primary Health Care Ltd.	2,824	11,048
Programmed Maintenance Services Ltd.	689	1,522
RCR Tomlinson Ltd.	766	1,133
Retail Food Group Ltd.	762	4,177
Shopping Centres Australasia Property Group	3,764	6,324
Sigma Pharmaceuticals Ltd.	6,431	4,413
Sirtex Medical Ltd.	328	5,498
Slater & Gordon Ltd.	1,690	8,451
STW Communications Group Ltd.	2,021	1,028
Tassal Group Ltd.	810	2,070
Technology One Ltd.	1,255	3,861
TFS Corp. Ltd.	1,518	1,988
Thorn Group Ltd.	831	1,730
Transfield Services Ltd.[a]	2,677	3,051
UXC Ltd.	1,731	1,024
Vocus Communications Ltd.	456	2,090

		158,360
AUSTRIA — 1.06%
ams AG	402	21,990
Austria Technologie & Systemtechnik AG	158	2,512
DO & CO AG	25	1,847

		26,349

Security	Shares	Value

BELGIUM — 1.84%
AGFA-Gevaert NVa	997	$2,500
bpost SA	348	9,973
Econocom Group SA/NV	328	2,868
Exmar NV	173	1,825
Fagron	182	8,032
Galapagos NVa	141	5,936
Intervest Offices & Warehouses NV	43	1,202
Ion Beam Applications[a]	107	2,653
Kinepolis Group NV	89	3,446
Melexis NV	117	7,222

		45,657
CANADA — 6.60%
Advantage Oil & Gas Ltd.[a]	983	6,062
AGT Food & Ingredients Inc.	114	2,512
Air Canada[a]	415	3,947
Bankers Petroleum Ltd.[a]	1,482	4,392
Bird Construction Inc.	247	2,335
Callidus Capital Corp.[a]	127	1,678
Canaccord Genuity Group Inc.	564	3,227
Canacol Energy Ltd.[a]	594	1,927
Canam Group Inc.	203	2,299
CanElson Drilling Inc.	511	1,941
Cardinal Energy Ltd.	329	4,351
China Gold International Resources Corp. Ltd.[a]	920	1,534
Concordia Healthcare Corp.	109	7,613
Corus Entertainment Inc. Class B	479	7,336
Delphi Energy Corp.[a]	902	1,244
Dorel Industries Inc. Class B	152	4,455
Endeavour Mining Corp.[a]	2,398	1,247
Essential Energy Services Trust[a]	854	797
Gabriel Resources Ltd.[a]	2,235	812
Genworth MI Canada Inc.	219	6,355
Gluskin Sheff + Associates Inc.	174	4,083
GMP Capital Inc.	280	1,184
IAMGOLD Corp.[a]	2,139	4,768
Intertape Polymer Group Inc.	326	4,422
Ithaca Energy Inc.[a]	1,912	1,673
Knight Therapeutics Inc.[a]	422	2,578
Lake Shore Gold Corp.[a]	2,398	2,356
Linamar Corp.	276	16,329
Liquor Stores N.A. Ltd.	155	1,830
Lucara Diamond Corp.	1,870	3,134
Magellan Aerospace Corp.	84	936
Mainstreet Equity Corp.[a]	33	1,013
Martinrea International Inc.	468	4,656
Milestone Apartments REIT	152	1,737
Morguard REIT	177	2,531
MTY Food Group Inc.	83	2,281
New Flyer Industries Inc.	258	3,050
OceanaGold Corp.	1,749	3,321
Parex Resources Inc.[a]	663	5,299
PHX Energy Services Corp.	163	938
Raging River Exploration Inc.[a]	1,070	8,348
RMP Energy Inc.[a]	709	1,897
Rogers Sugar Inc.	491	1,844
Sandvine Corp.[a]	869	3,020
Total Energy Services Inc.	172	2,187
TransGlobe Energy Corp.	437	1,984
Valener Inc.	216	3,021

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Western Energy Services Corp.	391	$2,276
Western Forest Products Inc.	2,277	3,440
Yellow Pages Ltd./Canada[a]	162	2,107

		164,307
DENMARK — 1.32%
ALK-Abello A/S	35	4,152
Alm Brand A/S	443	2,907
Ambu A/S	143	3,768
Auriga Industries A/S Class Ba	82	3,940
DFDS A/S	42	4,705
IC Group A/S	44	1,179
PER Aarsleff A/S Class B	11	3,085
Schouw & Co.	67	3,430
Spar Nord Bank A/S	534	5,773

		32,939
FINLAND — 0.10%
F-Secure OYJ	507	1,608
HKScan OYJ Class A	158	873

		2,481
FRANCE — 2.86%
ABC Arbitrage	171	956
Akka Technologies SA	44	1,375
Albioma SA	104	2,171
APERAM SAa	272	10,399
Belvedere SAa	146	2,879
Boiron SA	44	4,899
Cegid Group	29	1,266
Cie. des Alpes	49	936
Gaztransport Et Technigaz SA	97	5,793
Groupe Crit	16	860
Guerbet	28	1,188
Ipsen SA	192	11,031
Jacquet Metal Service	70	1,482
LISI	92	2,834
MGI Coutier	60	854
Montupet	34	2,397
MPI	502	1,969
NextRadioTV	47	1,464
Saft Groupe SA	153	6,103
Sopra Steria Group	72	6,356
Stallergenes SA	20	1,219
Synergie SA	42	1,056
Trigano SA	50	1,797

		71,284
GERMANY — 3.02%
Amadeus Fire AG	29	2,358
Aurelius AG	120	5,780
Bechtle AG	85	6,268
Borussia Dortmund GmbH & Co. KGaA	400	1,539
CANCOM SE	82	3,415
CENTROTEC Sustainable AG	51	816
Cewe Stiftung & Co. KGAA	30	1,956
Deutsche Beteiligungs AG	56	1,868
Drillisch AG	309	14,324
Gesco AG	17	1,393

Security	Shares	Value

Grammer AG	64	$2,476
Grand City Properties SAa	435	8,238
Homag Group AG	36	1,412
Indus Holding AG	132	6,930
Init Innovation In Traffic Systems AG	31	817
Nemetschek AG	28	3,644
PATRIZIA Immobilien AGa	201	3,969
RIB Software AG	151	2,398
STRATEC Biomedical AG	27	1,351
Wacker Neuson SE	163	4,195

		75,147
HONG KONG — 4.50%
Bonjour Holdings Ltd.	10,000	903
China LNG Group Ltd.	20,000	5,677
Citic Telecom International Holdings Ltd.	8,000	3,303
CSI Properties Ltd.	40,000	1,625
Dah Sing Banking Group Ltd.	2,400	5,233
Dah Sing Financial Holdings Ltd.	800	5,630
Emperor Entertainment Hotel Ltd.	5,000	1,168
Emperor International Holdings Ltd.	6,000	1,486
Far East Consortium International Ltd./HK	6,000	2,849
Great Eagle Holdings Ltd.	1,000	3,696
Guotai Junan International Holdings Ltd.	5,000	8,270
Hsin Chong Construction Group Ltd.	12,000	1,502
Kowloon Development Co. Ltd.	2,000	2,560
Lai Sun Development Co. Ltd.	60,000	1,610
Luk Fook Holdings International Ltd.	2,000	6,270
Man Wah Holdings Ltd.	4,000	5,202
Pacific Textiles Holdings Ltd.	3,000	4,164
Playmates Toys Ltd.	4,000	872
Polytec Asset Holdings Ltd.	10,000	1,419
Prosperity REIT	7,000	2,610
Regal Hotels International Holdings Ltd.	2,000	1,241
Regal REIT	6,000	1,788
Shun Tak Holdings Ltd.	8,000	4,655
SITC International Holdings Co. Ltd.	7,000	5,193
Sitoy Group Holdings Ltd.	2,000	1,241
Sun Hung Kai & Co. Ltd.	4,000	4,170
SUNeVision Holdings Ltd.	4,000	1,393
Sunlight REIT	6,000	3,034
Town Health International Medical Group Ltd.	18,000	5,852
Truly International Holdings Ltd.	8,000	3,777
United Laboratories International Holdings Ltd. (The)[a]	4,000	2,704
Value Partners Group Ltd.	5,000	9,289
VST Holdings Ltd.	4,000	1,579

		111,965
ISRAEL — 1.48%
Airport City Ltd.[a]	191	2,017
Delek Automotive Systems Ltd.	185	2,246
Delta-Galil Industries Ltd.	51	1,591
Electra Ltd./Israel	10	1,225
Harel Insurance Investments & Financial Services Ltd.	606	2,831
IDI Insurance Co. Ltd.	33	1,370
Israel Discount Bank Ltd. Class Aa	5,383	9,463
Ituran Location and Control Ltd.	85	1,955
Matrix IT Ltd.	193	1,047
Menorah Mivtachim Holdings Ltd.	147	1,459
Nitsba Holdings 1995 Ltd.[a]	148	2,509
Phoenix Holdings Ltd. (The)	362	1,076

90

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Plus500 Ltd.	267	$3,079
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	35	1,423
Tower Semiconductor Ltd.[a]	226	3,445

		36,736
ITALY — 2.14%
ACEA SpA	309	4,165
Ansaldo STS SpA	696	7,401
Ascopiave SpA	408	1,084
Astaldi SpA	286	2,495
ASTM SpA	204	2,906
Banca IFIS SpA	108	2,221
Cairo Communication SpA	136	792
Danieli & C Officine Meccaniche SpA RSP	211	3,920
Engineering Ingegneria Informatica SpA	25	1,563
Esprinet SpA	167	1,608
Italmobiliare SpA	39	1,278
Recordati SpA	546	10,872
Reply SpA	24	2,568
Societa Cattolica di Assicurazioni Scrl	759	6,481
Tamburi Investment Partners SpA	625	2,486
Vittoria Assicurazioni SpA	137	1,489

		53,329
JAPAN — 29.50%
Aeon Delight Co. Ltd.	100	2,653
Ai Holdings Corp.	200	3,663
Aida Engineering Ltd.	300	3,429
Aisan Industry Co. Ltd.	200	1,894
Alpine Electronics Inc.	300	6,132
Arcland Sakamoto Co. Ltd.	100	2,422
Artnature Inc.	100	932
AS ONE Corp.	100	3,205
Asahi Holdings Inc.	100	1,886
Asahi Intecc Co. Ltd.	100	6,175
ASKA Pharmaceutical Co. Ltd.	100	999
Bank of Nagoya Ltd. (The)	1,000	3,685
Bank of Saga Ltd. (The)	1,000	2,649
Bank of the Ryukyus Ltd.	200	2,938
Belc Co. Ltd.	100	2,921
Belluna Co. Ltd.	300	1,456
Benefit One Inc.	100	1,459
BIC Camera Inc.	400	3,991
BML Inc.	100	3,046
Bunka Shutter Co. Ltd.	300	2,732
Calsonic Kansei Corp.	1,000	7,287
Canon Electronics Inc.	100	2,015
Cawachi Ltd.	100	1,604
Chiba Kogyo Bank Ltd. (The)	200	1,389
Chori Co. Ltd.	100	1,591
CKD Corp.	300	2,760
Clarion Co. Ltd.	1,000	2,791
Cleanup Corp.	100	796
CMIC Holdings Co. Ltd.	100	1,482
CONEXIO Corp.	100	994
Corona Corp.	100	968
Create Restaurants Holdings Inc.	100	1,897
Daihen Corp.	1,000	4,897
Daiso Co. Ltd.	1,000	3,510
Daiwa Industries Ltd.	200	1,375
Daiwabo Holdings Co. Ltd.	1,000	1,671

Security	Shares	Value

DCM Holdings Co. Ltd.	500	$4,174
Descente Ltd.	300	3,858
Doshisha Co. Ltd.	200	3,018
DTS Corp.	100	2,039
Eagle Industry Co. Ltd.	100	2,031
EDION Corp.	500	3,652
Eighteenth Bank Ltd. (The)	1,000	3,276
Eiken Chemical Co. Ltd.	100	1,984
Eizo Corp.	100	2,223
Elecom Co. Ltd.	100	2,242
Elematec Corp.	100	2,544
Enplas Corp.	100	4,044
EPS Holdings Inc.	200	2,343
F@N Communications Inc.	200	1,680
Fields Corp.	100	1,588
Foster Electric Co. Ltd.	100	2,599
Fudo Tetra Corp.	900	1,707
Fujibo Holdings Inc.	1,000	2,499
Fujimori Kogyo Co. Ltd.	100	3,154
Fukushima Industries Corp.	100	1,679
Funai Electric Co. Ltd.[a]	100	1,185
G-Tekt Corp.	100	963
Gecoss Corp.	100	1,228
Geo Holdings Corp.	200	2,181
Giken Ltd.	100	1,649
GMO Payment Gateway Inc.	100	2,595
Godo Steel Ltd.	1,000	1,629
Gunze Ltd.	1,000	2,699
Gurunavi Inc.	200	3,744
Happinet Corp.	100	1,155
Harmonic Drive Systems Inc.	200	4,245
Hazama Ando Corp.	1,000	5,699
Heiwa Corp.	200	4,181
Heiwado Co. Ltd.	200	4,810
Hibiya Engineering Ltd.	100	1,327
Hiday Hidaka Corp.	100	2,440
Higashi-Nippon Bank Ltd. (The)	1,000	3,543
Higo Bank Ltd. (The)	1,000	6,443
Hisaka Works Ltd.	100	922
Hogy Medical Co. Ltd.	100	4,813
Hyakugo Bank Ltd. (The)	1,000	4,930
Icom Inc.	100	2,456
Ihara Chemical Industry Co. Ltd.	200	2,610
Inaba Denki Sangyo Co. Ltd.	100	3,627
Inabata & Co. Ltd.	300	3,161
Ines Corp.	200	1,914
Infomart Corp.	200	1,992
Invincible Investment Corp.	11	5,754
ITOCHU Enex Co. Ltd.	300	2,715
Itoki Corp.	200	1,192
IwaiCosmo Holdings Inc.	100	1,353
Japan Digital Laboratory Co. Ltd.	100	1,522
Japan Petroleum Exploration Co. Ltd.	200	7,713
Jimoto Holdings Inc.	900	1,715
JSP Corp.	100	1,897
Juki Corp.	1,000	2,966
Justsystems Corp.[a]	200	1,263
K&O Energy Group Inc.	100	1,262
K’s Holdings Corp.	200	6,685
Kaga Electronics Co. Ltd.	100	1,217
Kanematsu Corp.	2,000	3,159
Kanematsu Electronics Ltd.	100	1,526
Kato Sangyo Co. Ltd.	100	2,127

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Keihin Corp.	300	$4,939
Keiyo Bank Ltd. (The)	1,000	5,950
Keiyo Co. Ltd.	200	931
Kitz Corp.	500	2,553
Koa Corp.	200	2,059
Koei Tecmo Holdings Co. Ltd.	200	3,048
Kohnan Shoji Co. Ltd.	200	2,233
Komori Corp.	300	3,748
Konishi Co. Ltd.	100	1,759
Konoike Transport Co. Ltd.	100	1,070
Koshidaka Holdings Co. Ltd.	100	2,089
Kura Corp.	100	3,869
Kurabo Industries Ltd.	1,000	1,763
Kureha Corp.	1,000	4,604
Kurimoto Ltd.	1,000	1,930
Kuroda Electric Co. Ltd.	200	3,593
Kyokuto Kaihatsu Kogyo Co. Ltd.	200	2,228
Kyokuto Securities Co. Ltd.	100	1,508
KYORIN Holdings Inc.	300	6,909
Kyowa Exeo Corp.	500	5,874
Macnica Fuji Electronics Holdings Inc.[a]	100	1,229
Marudai Food Co. Ltd.	1,000	3,602
Marvelous Inc.	200	2,682
Matsuda Sangyo Co. Ltd.	100	1,292
Megachips Corp.[a]	100	1,179
Meiko Network Japan Co. Ltd.	100	1,238
Melco Holdings Inc.	100	2,053
Message Co. Ltd.	100	3,088
MID REIT Inc.	1	2,971
Mie Bank Ltd. (The)	1,000	2,315
Mimasu Semiconductor Industry Co. Ltd.	100	1,149
Minato Bank Ltd. (The)	1,000	2,465
MIRAIT Holdings Corp.	400	4,539
Mitsubishi Nichiyu Forklift Co. Ltd.	200	1,133
Mitsubishi Pencil Co. Ltd.	100	3,810
Mitsui High-Tec Inc.	200	1,509
Miyazaki Bank Ltd. (The)	1,000	3,986
Morita Holdings Corp.	200	1,880
Nakanishi Inc.	100	3,719
Nakayama Steel Works Ltd.[a]	1,000	785
Namura Shipbuilding Co. Ltd.	300	2,775
Neturen Co. Ltd.	200	1,504
Nichias Corp.	1,000	6,050
Nichiha Corp.	200	2,223
Nihon Kohden Corp.	400	10,512
Nihon M&A Center Inc.	200	6,977
Nippon Beet Sugar Manufacturing Co. Ltd.	1,000	1,663
Nippon Densetsu Kogyo Co. Ltd.	200	3,364
Nippon Flour Mills Co. Ltd.	1,000	4,939
Nippon Signal Co. Ltd. (The)	300	2,890
Nippon Steel & Sumikin Bussan Corp.	1,000	3,434
Nishimatsu Construction Co. Ltd.	1,000	3,702
Nishio Rent All Co. Ltd.	100	2,849
Nisshin OilliO Group Ltd. (The)	1,000	3,677
Nissin Electric Co. Ltd.	200	1,312
Nitta Corp.	100	2,758
Nitto Kogyo Corp.	200	3,627
Nitto Kohki Co. Ltd.	100	2,027
Nohmi Bosai Ltd.	200	2,527
Nomura Co. Ltd.	200	2,151
Noritake Co. Ltd./Nagoya Japan	1,000	2,373
North Pacific Bank Ltd.	2,000	7,922
NS Solutions Corp.	100	3,368

Security	Shares	Value

NSD Co. Ltd.	200	$2,910
Obara Group Inc.	100	5,925
Ohsho Food Service Corp.	100	3,547
Oiles Corp.	200	3,825
Oita Bank Ltd. (The)	1,000	3,927
Okinawa Electric Power Co. Inc. (The)	100	3,794
Onoken Co. Ltd.	100	897
Osaka Steel Co. Ltd.	100	1,853
Oyo Corp.	100	1,320
Pacific Industrial Co. Ltd.	200	1,660
Pack Corp. (The)	100	2,189
Paltac Corp.	200	2,876
Paramount Bed Holdings Co. Ltd.	100	2,712
Piolax Inc.	100	4,462
Press Kogyo Co. Ltd.	500	2,231
Pressance Corp.	100	3,213
Prima Meat Packers Ltd.	1,000	2,858
Proto Corp.	100	1,465
Raito Kogyo Co. Ltd.	300	2,377
Relo Holdings Inc.	100	8,239
Riso Kagaku Corp.	200	3,311
Ryobi Ltd.	1,000	3,292
Ryosan Co. Ltd.	200	4,780
Ryoyo Electro Corp.	100	1,166
S Foods Inc.	100	1,782
Sac’s Bar Holdings Inc.	100	1,797
Sakai Chemical Industry Co. Ltd.	1,000	3,317
Sakata INX Corp.	200	1,905
San-A Co. Ltd.	100	4,195
San-in Godo Bank Ltd. (The)	1,000	9,601
Sankyo Tateyama Inc.	200	3,747
Sankyu Inc.	1,000	4,713
Sato Holdings Corp.	100	2,322
Seiren Co. Ltd.	300	2,627
Sekisui Jushi Corp.	200	2,676
Senshukai Co. Ltd.	200	1,439
Shin-Etsu Polymer Co. Ltd.	400	1,969
Shinko Plantech Co. Ltd.	200	1,521
Shizuoka Gas Co. Ltd.	300	1,958
SIIX Corp.	100	2,666
Sintokogio Ltd.	300	2,519
SMS Co. Ltd.	200	2,437
Sosei Group Corp.[a]	100	2,762
St. Marc Holdings Co. Ltd.	100	3,363
Starts Corp. Inc.	200	3,150
Sumitomo Densetsu Co. Ltd.	100	1,212
Sun Frontier Fudousan Co. Ltd.	100	961
Tachi-S Co. Ltd.	200	3,077
Taiho Kogyo Co. Ltd.	100	1,299
Takamatsu Construction Group Co. Ltd.	100	2,341
Takara Leben Co. Ltd.	500	3,071
Takasago Thermal Engineering Co. Ltd.	300	3,903
Takeuchi Manufacturing Co. Ltd.	100	4,855
Teikoku Sen-I Co. Ltd.	100	1,433
Tocalo Co. Ltd.	100	1,975
Tochigi Bank Ltd. (The)	1,000	5,406
Toho Bank Ltd. (The)	1,000	4,237
Toho Holdings Co. Ltd.	300	5,232
Tohokushinsha Film Corp.	100	829
Tokai Corp./Gifu	100	3,351
Tokai Rika Co. Ltd.	300	7,355
Tokyo TY Financial Group Inc.	100	2,866
TOMONY Holdings Inc.	1,000	4,755

92

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Toppan Forms Co. Ltd.	300	$3,622
Topre Corp.	200	3,234
TOPY Industries Ltd.	1,000	2,407
Totetsu Kogyo Co. Ltd.	100	2,259
Towa Bank Ltd. (The)	2,000	1,738
Toyo Construction Co. Ltd.	400	1,551
Toyo Corp./Chuo-ku	100	941
Toyo Kohan Co. Ltd.	300	1,434
TPR Co. Ltd.	100	2,641
Trusco Nakayama Corp.	100	3,376
Tsukishima Kikai Co. Ltd.	200	2,007
Tsukuba Bank Ltd.	400	1,374
Tsurumi Manufacturing Co. Ltd.	100	1,507
UKC Holdings Corp.	100	1,780
Unipres Corp.	200	4,135
United Super Markets Holdings Inc.[a]	300	2,592
Valor Co. Ltd.	200	4,273
Vital KSK Holdings Inc.	200	1,481
Wakita & Co. Ltd.	200	1,994
Warabeya Nichiyo Co. Ltd.	100	2,245
West Holdings Corp.	100	729
Yamagata Bank Ltd. (The)	1,000	4,462
Yamanashi Chuo Bank Ltd. (The)	1,000	4,671
Yaoko Co. Ltd.	100	3,556
Yellow Hat Ltd.	100	2,214
Yodogawa Steel Works Ltd.	1,000	4,061
Yokogawa Bridge Holdings Corp.	200	2,276
Yondoshi Holdings Inc.	100	2,203
Yorozu Corp.	100	2,042
Yuasa Trading Co. Ltd.	100	2,213

		734,211
NETHERLANDS — 0.40%
Amsterdam Commodities NV	90	2,552
BE Semiconductor Industries NV	159	4,543
BinckBank NV	288	2,891

		9,986
NORWAY — 2.95%
Atea ASA	453	5,050
Austevoll Seafood ASA	529	3,075
Avance Gas Holding Ltd.[b]	123	1,942
Bakkafrost P/F	213	5,003
Borregaard ASA	551	4,259
BW LPG Ltd.[b]	435	3,848
BW Offshore Ltd.	1,797	1,335
Deep Sea Supply PLC	1,995	1,072
Kongsberg Automotive ASA[a]	2,243	1,866
Kvaerner ASA	1,192	933
Leroy Seafood Group ASA	127	4,213
Marine Harvest ASA	1,723	21,047
Ocean Yield ASA	234	1,755
Prosafe SE	1,369	4,869
Salmar ASA	296	4,812
Sparebank 1 Nord Norge	524	3,074
SpareBank 1 SMN	587	5,239

		73,392

Security	Shares	Value

PORTUGAL — 0.40%
CTT-Correios de Portugal SA	871	$9,833

		9,833
SINGAPORE — 2.07%
ARA Asset Management Ltd.	2,000	2,612
Ascendas India Trust	4,300	2,906
Asian Pay Television Trust	7,900	5,368
Boustead Singapore Ltd.	1,400	1,496
Chip Eng Seng Corp. Ltd.	3,200	2,150
CWT Ltd.	1,300	1,884
First REIT	2,800	3,065
Frasers Commercial Trust	3,000	3,420
GuocoLeisure Ltd.	2,800	1,945
Ho Bee Land Ltd.	1,000	1,752
Hong Fok Corp. Ltd.	1,400	1,004
Hong Leong Asia Ltd.	800	803
OSIM International Ltd.	1,400	2,146
QAF Ltd.	1,000	868
Raffles Education Corp. Ltd.	3,400	821
Raffles Medical Group Ltd.	1,200	3,651
Religare Health Trust	4,200	3,377
Sheng Siong Group Ltd.	3,100	1,966
Silverlake Axis Ltd.	4,700	4,506
Soilbuild Business Space REIT	3,500	2,193
Tuan Sing Holdings Ltd.	3,100	948
Wing Tai Holdings Ltd.	1,700	2,516

		51,397
SPAIN — 1.08%
Carbures Europe SAa	505	1,047
Cia. de Distribucion Integral Logista Holdings SAU[a]	286	6,105
Duro Felguera SA	454	1,831
Faes Farma SA	1,411	3,645
Laboratorios Farmaceuticos Rovi SA	86	1,474
Miquel y Costas & Miquel SA	42	1,535
Papeles y Cartones de Europa SA	232	1,505
Tecnicas Reunidas SA	176	8,196
Tubacex SA	453	1,533

		26,871
SWEDEN — 3.66%
Avanza Bank Holding AB	117	5,030
B&B Tools AB Class B	143	2,308
Betsson ABa	212	8,868
Bilia AB Class A	102	3,628
Bure Equity AB	309	1,887
Byggmax Group AB	317	2,316
Concentric AB	231	3,264
Duni AB	205	3,142
Gunnebo AB	243	1,208
HIQ International ABa	284	1,442
Industrial & Financial Systems Class B	97	3,345
Investment AB Oresund	86	1,802
JM AB	447	13,302
Loomis AB Class B	334	10,680
Medivir AB Class Ba	160	1,744
Net Entertainment NE AB Class Ba	159	5,979
New Wave Group AB Class B	244	1,283

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Nolato AB Class B	116	$2,785
Recipharm AB Class Ba	138	2,611
Scandi Standard ABa	244	1,429
Tethys Oil ABa	186	1,515
Unibet Group PLC SDR	148	8,658
Vostok Nafta Investment Ltd.[a]	434	2,872

		91,098
SWITZERLAND — 5.10%
Ascom Holding AG Registered	209	3,725
Autoneum Holding AGa	16	3,532
Bossard Holding AGa	33	3,945
Burckhardt Compression Holding AG	17	7,421
Burkhalter Holding AG	21	2,546
Comet Holding AG Registered[a]	4	3,514
Cosmo Pharmaceuticals SAa	26	4,376
Forbo Holding AG Registered[a]	7	8,518
Helvetia Holding AG Registered	36	20,480
Implenia AG Registered	86	5,879
Intershop Holdings AG	6	2,562
Komax Holding AG Registered[a]	19	3,486
Mobilezone Holding AG	125	1,961
Schweiter Technologies AG Bearer	5	4,341
Siegfried Holding AG Registered[a]	20	3,394
Straumann Holding AG Registered	59	16,751
Tecan Group AG Registered	58	7,695
Temenos Group AG Registered[a]	345	12,557
U-Blox AGa	32	6,059
Vetropack Holding AG Bearer	1	1,708
Zehnder Group AG RG	54	2,548

		126,998
UNITED KINGDOM — 23.04%
888 Holdings PLC	823	2,027
Abcam PLC	991	8,003
Advanced Medical Solutions Group PLC	1,179	2,568
Al Noor Hospitals Group PLC	237	3,271
Alent PLC	1,237	6,847
Allied Minds PLC[a]	1,052	10,557
Amerisur Resources PLC[a]	4,931	2,576
Awilco Drilling PLC	116	951
Beazley PLC	2,875	12,459
Bellway PLC	694	21,245
Berkeley Group Holdings PLC	475	18,388
Betfair Group PLC	401	14,371
Bovis Homes Group PLC	779	11,163
Brewin Dolphin Holdings PLC	1,561	8,142
Cape PLC	687	2,798
Centamin PLC	6,352	6,198
Chesnara PLC	734	3,609
Cineworld Group PLC	1,148	8,620
Clinigen Healthcare Ltd.[a]	287	2,657
Costain Group PLC	430	2,106
Crest Nicholson Holdings PLC	1,313	9,052
Dart Group PLC	553	3,289
Diploma PLC	624	7,623
EnQuest PLC[a]	4,192	3,382
Enterprise Inns PLC[a]	2,871	5,162
Entertainment One Ltd.	1,196	5,790
esure Group PLC	1,693	5,677
Ferrexpo PLC	854	1,024

Security	Shares	Value

Fidessa Group PLC	221	$7,587
Galliford Try PLC	467	10,808
Gem Diamonds Ltd.[a]	562	1,200
Globo PLC[a]	1,843	1,501
Greencore Group PLC	2,365	12,891
Greggs PLC	574	10,488
GVC Holdings PLC	267	1,826
Halfords Group PLC	1,155	8,072
Hargreaves Services PLC	181	1,202
Hikma Pharmaceuticals PLC	865	27,211
Home Retail Group PLC	4,721	12,109
Howden Joinery Group PLC	3,668	26,279
Interserve PLC	817	7,276
ITE Group PLC	1,417	4,094
John Menzies PLC	278	1,666
Just Retirement Group PLC	1,017	2,719
Kcom Group PLC	2,998	4,239
Keller Group PLC	404	6,208
Laird PLC	1,520	8,400
Lookers PLC	1,877	4,514
Majestic Wine PLC	381	2,232
Man Group PLC	9,467	28,049
Moneysupermarket.com Group PLC	2,532	10,910
NewRiver Retail Ltd.	701	3,350
Northgate PLC	756	7,493
OneSavings Bank PLC[a]	494	2,202
Optimal Payments PLC[a]	2,477	11,305
Pace PLC	1,737	11,078
Partnership Assurance Group PLC	929	1,970
Petra Diamonds Ltd.[a]	2,229	5,412
Phoenix Group Holdings	1,110	14,388
Playtech PLC	1,107	13,984
Quindell PLC	2,279	4,474
Restaurant Group PLC (The)	1,139	11,902
RPS Group PLC	1,255	4,108
SafeCharge International Group Ltd.	304	1,285
Safestore Holdings PLC	1,082	4,635
Savills PLC	727	9,256
Schroder REIT Ltd.	3,009	2,844
SOCO International PLC	1,156	3,223
Spire Healthcare Group PLC[a,b]	1,047	5,157
Stock Spirits Group PLC	1,161	3,381
Synergy Health PLC	343	11,675
Ted Baker PLC	165	7,232
Telit Communications PLC[a]	495	1,770
Tullett Prebon PLC	1,343	7,393
WH Smith PLC	684	15,084
WS Atkins PLC	581	11,991
Xaar PLC	444	2,989
Xchanging PLC	1,418	2,664

		573,281

TOTAL COMMON STOCKS (Cost: $2,493,884)		2,475,621

PREFERRED STOCKS — 0.28%

AUSTRALIA — 0.07%
Multiplex SITES Trust[a]	23	1,624

		1,624

94

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI INTL SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

GERMANY — 0.14%
STO SE & Co. KGaA	14	$2,437
Villeroy & Boch AG	72	1,063

		3,500
ITALY — 0.07%
Italmobiliare SpA	95	1,855

		1,855

TOTAL PREFERRED STOCKS (Cost: $7,000)		6,979

SHORT-TERM INVESTMENTS — 46.31%

MONEY MARKET FUNDS — 46.31%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,152,364	1,152,364

		1,152,364

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,152,364)		1,152,364

TOTAL INVESTMENTS IN SECURITIES — 146.07% (Cost: $3,653,248)		3,634,964
Other Assets, Less Liabilities — (46.07)%		(1,146,378)

NET ASSETS — 100.00%		$2,488,586

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

95

Schedule of Investments  (Unaudited)

iSHARES® FACTORSELECT MSCI USA ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 5.87%
L-3 Communications Holdings Inc.	108	$12,410
Lockheed Martin Corp.	292	54,487
Northrop Grumman Corp.	242	37,278
Raytheon Co.	388	40,352

		144,527
AIRLINES — 1.27%
American Airlines Group Inc.	226	10,912
Delta Air Lines Inc.	264	11,785
Southwest Airlines Co.	214	8,680

		31,377
AUTO COMPONENTS — 1.86%
Delphi Automotive PLC	374	31,042
TRW Automotive Holdings Corp.[a]	140	14,708

		45,750
BEVERAGES — 1.32%
Dr. Pepper Snapple Group Inc.	246	18,347
Molson Coors Brewing Co. Class B	192	14,114

		32,461
BIOTECHNOLOGY — 2.74%
Gilead Sciences Inc.[a]	672	67,543

		67,543
CAPITAL MARKETS — 1.23%
Eaton Vance Corp. NVS	150	6,162
Legg Mason Inc.	130	6,844
Raymond James Financial Inc.	160	9,045
SEI Investments Co.	180	8,219

		30,270
CHEMICALS — 3.68%
Celanese Corp. Series A	194	12,874
CF Industries Holdings Inc.	62	17,823
LyondellBasell Industries NV Class A	536	55,487
Westlake Chemical Corp.	58	4,523

		90,707
COMMERCIAL SERVICES & SUPPLIES — 0.59%
Republic Services Inc.	358	14,546

		14,546
COMMUNICATIONS EQUIPMENT — 0.43%
Harris Corp.	132	10,592

		10,592

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.60%
Jacobs Engineering Group Inc.[a]	164	$7,029
Quanta Services Inc.[a]	268	7,748

		14,777
CONSUMER FINANCE — 0.27%
Synchrony Financial[a]	210	6,542

		6,542
CONTAINERS & PACKAGING — 0.45%
Rock-Tenn Co. Class A	176	11,085

		11,085
DIVERSIFIED CONSUMER SERVICES — 0.43%
H&R Block Inc.	346	10,463

		10,463
DIVERSIFIED FINANCIAL SERVICES — 2.24%
McGraw Hill Financial Inc.	342	35,671
NASDAQ OMX Group Inc. (The)	148	7,197
Voya Financial Inc.	288	12,194

		55,062
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.30%
AT&T Inc.	2,058	71,289
CenturyLink Inc.	720	25,891
Frontier Communications Corp.	1,264	8,671

		105,851
ELECTRIC UTILITIES — 3.53%
Edison International	390	23,766
Entergy Corp.	228	17,597
Exelon Corp.	1,084	36,878
Pinnacle West Capital Corp.	140	8,568

		86,809
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.94%
Arrow Electronics Inc.[a]	122	7,285
Avnet Inc.	172	7,332
Flextronics International Ltd.[a]	730	8,413

		23,030
ENERGY EQUIPMENT & SERVICES — 0.63%
Helmerich & Payne Inc.	136	10,604
Superior Energy Services Inc.	192	4,896

		15,500
FOOD PRODUCTS — 2.66%
Archer-Daniels-Midland Co.	812	39,690
Bunge Ltd.	184	15,892
Hormel Foods Corp.	182	9,892

		65,474

96

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA ETF

April 30, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 4.10%
Becton Dickinson and Co.	82	$11,551
Cooper Companies Inc. (The)	60	10,684
CR Bard Inc.	94	15,659
Edwards Lifesciences Corp.[a]	134	16,971
ResMed Inc.	176	11,254
Varian Medical Systems Inc.[a]	126	11,195
Zimmer Holdings Inc.	214	23,506

		100,820
HEALTH CARE PROVIDERS & SERVICES — 13.09%
Aetna Inc.	444	47,450
AmerisourceBergen Corp.	276	31,547
Anthem Inc.	340	51,316
Cardinal Health Inc.	418	35,254
Cigna Corp.	330	41,131
Henry Schein Inc.[a]	106	14,533
Humana Inc.	194	32,126
Laboratory Corp. of America Holdings[a]	126	15,065
Patterson Companies Inc.	106	4,977
Quest Diagnostics Inc.	182	12,999
UnitedHealth Group Inc.	200	22,280
Universal Health Services Inc. Class B	116	13,566

		322,244
HOUSEHOLD DURABLES — 0.83%
Leggett & Platt Inc.	174	7,390
Newell Rubbermaid Inc.	342	13,040

		20,430
HOUSEHOLD PRODUCTS — 0.43%
Energizer Holdings Inc.	78	10,656

		10,656
INSURANCE — 16.92%
ACE Ltd.	418	44,722
Aflac Inc.	568	35,807
Alleghany Corp.[a]	22	10,417
Allstate Corp. (The)	530	36,920
American International Group Inc.	1,054	59,330
Arch Capital Group Ltd.[a]	162	9,830
Assurant Inc.	88	5,408
Axis Capital Holdings Ltd.	122	6,351
Chubb Corp. (The)	298	29,308
Everest Re Group Ltd.	58	10,377
FNF Group	316	11,373
Genworth Financial Inc. Class Aa	626	5,503
Lincoln National Corp.	328	18,529
Loews Corp.	424	17,655
PartnerRe Ltd.	56	7,168
Principal Financial Group Inc.	370	18,914
RenaissanceRe Holdings Ltd.	58	5,944
Torchmark Corp.	162	9,090
Travelers Companies Inc. (The)	418	42,264
Unum Group	318	10,863
WR Berkley Corp.	136	6,663
XL Group PLC	384	14,239

		416,675

Security	Shares	Value

IT SERVICES — 4.35%
Accenture PLC Class A	648	$60,037
Computer Sciences Corp.	178	11,472
Paychex Inc.	412	19,937
Xerox Corp.	1,368	15,732

		107,178
LEISURE PRODUCTS — 0.45%
Polaris Industries Inc.	80	10,957

		10,957
LIFE SCIENCES TOOLS & SERVICES — 0.46%
Mettler-Toledo International Inc.[a]	36	11,412

		11,412
MACHINERY — 0.23%
AGCO Corp.	110	5,666

		5,666
MULTI-UTILITIES — 4.26%
Alliant Energy Corp.	64	3,870
Ameren Corp.	306	12,528
Consolidated Edison Inc.	370	22,773
DTE Energy Co.	224	17,837
Integrys Energy Group Inc.	100	7,310
MDU Resources Group Inc.	232	5,171
Public Service Enterprise Group Inc.	638	26,503
SCANA Corp.	170	9,007

		104,999
MULTILINE RETAIL — 2.13%
Kohl’s Corp.	258	18,486
Macy’s Inc.	436	28,178
Nordstrom Inc.	78	5,894

		52,558
OIL, GAS & CONSUMABLE FUELS — 3.13%
Cimarex Energy Co.	110	13,684
Exxon Mobil Corp.	24	2,097
Murphy Oil Corp.	212	10,093
Phillips 66	646	51,234

		77,108
PHARMACEUTICALS — 0.67%
Mallinckrodt PLC[a]	146	16,524

		16,524
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.19%
Communications Sales & Leasing Inc.[a]	152	4,572

		4,572

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA ETF

April 30, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.54%
Marvell Technology Group Ltd.	168	$2,354
Micron Technology Inc.[a]	1,354	38,088
Skyworks Solutions Inc.	240	22,140

		62,582
SOFTWARE — 1.25%
Symantec Corp.	870	21,685
Synopsys Inc.[a]	196	9,188

		30,873
SPECIALTY RETAIL — 2.86%
Advance Auto Parts Inc.	92	13,156
Bed Bath & Beyond Inc.[a]	40	2,818
Best Buy Co. Inc.	374	12,959
Foot Locker Inc.	182	10,820
GameStop Corp. Class A	142	5,473
Gap Inc. (The)	302	11,971
Staples Inc.	808	13,187

		70,384
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.40%
Apple Inc.	332	41,550
Hewlett-Packard Co.	1,530	50,444
NetApp Inc.	394	14,282
Seagate Technology PLC	412	24,193
Western Digital Corp.	278	27,172

		157,641
TEXTILES, APPAREL & LUXURY GOODS — 0.64%
Hanesbrands Inc.	504	15,664

		15,664

TOTAL COMMON STOCKS (Cost: $2,511,992)		2,461,309

TOTAL INVESTMENTS IN SECURITIES — 99.97% (Cost: $2,511,992)		2,461,309
Other Assets, Less Liabilities — 0.03%		667

NET ASSETS — 100.00%		$2,461,976

NVS — Non-Voting Shares

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 1.59%
AAR Corp.	182	$5,504
Engility Holdings Inc.	84	2,341
Esterline Technologies Corp.[a]	148	16,471
National Presto Industries Inc.	32	2,002
Orbital ATK Inc.	274	20,046

		46,364
AIR FREIGHT & LOGISTICS — 0.39%
Atlas Air Worldwide Holdings Inc.[a]	48	2,340
Echo Global Logistics Inc.[a]	80	2,312
Hub Group Inc. Class Aa	166	6,623

		11,275
AIRLINES — 0.38%
Allegiant Travel Co.	20	3,075
Hawaiian Holdings Inc.[a]	96	2,216
Spirit Airlines Inc.[a]	84	5,751

		11,042
AUTO COMPONENTS — 3.34%
Cooper Tire & Rubber Co.	258	10,962
Drew Industries Inc.	102	5,780
Gentherm Inc.[a]	156	8,226
Lear Corp.	364	40,415
Modine Manufacturing Co.[a]	206	2,532
Motorcar Parts of America Inc.[a]	80	2,338
Standard Motor Products Inc.	92	3,478
Superior Industries International Inc.	104	1,934
Tower International Inc.[a]	94	2,431
Visteon Corp.[a]	194	19,672

		97,768
AUTOMOBILES — 0.09%
Winnebago Industries Inc.	124	2,568

		2,568
BANKS — 5.72%
1st Source Corp.	64	1,992
Ameris Bancorp	124	3,099
Arrow Financial Corp.	78	2,033
BancFirst Corp.	34	1,962
BBCN Bancorp Inc.	336	4,768
Berkshire Hills Bancorp Inc.	110	3,081
Blue Hills Bancorp Inc.[a]	152	2,040
Bryn Mawr Bank Corp.	66	1,986
Camden National Corp.	54	2,069
Capital Bank Financial Corp. Class Aa	114	3,092
CenterState Banks Inc.	188	2,286
Central Pacific Financial Corp.	101	2,313
City Holding Co.	64	2,942
CoBiz Financial Inc.	166	1,994

Security	Shares	Value

Community Trust Bancorp Inc.	62	$1,989
ConnectOne Bancorp Inc.	110	2,114
Eagle Bancorp Inc.[a]	134	4,939
Enterprise Financial Services Corp.	100	2,053
FCB Financial Holdings Inc. Class Aa	134	3,586
First Community Bancshares Inc./VA	118	1,978
First Financial Corp./IN	60	2,037
First Interstate BancSystem Inc.	80	2,165
First Merchants Corp.	148	3,340
First NBC Bank Holding Co.[a]	62	2,181
First Niagara Financial Group Inc.	1,634	14,861
Great Southern Bancorp Inc.	54	2,129
Hanmi Financial Corp.	138	2,937
HomeTrust Bancshares Inc.[a]	128	2,002
Independent Bank Group Inc.	54	2,079
Lakeland Bancorp Inc.	178	2,020
Lakeland Financial Corp.	70	2,733
NBT Bancorp Inc.	192	4,637
Opus Bank	66	2,066
Peoples Bancorp Inc./OH	88	2,041
Pinnacle Financial Partners Inc.	154	7,338
Renasant Corp.	130	3,862
Republic Bancorp Inc./KY Class A	82	1,950
ServisFirst Bancshares Inc.	90	3,137
Simmons First National Corp. Class A	72	3,150
Southside Bancshares Inc.	96	2,623
State Bank Financial Corp.	138	2,761
Sterling Bancorp/DE	388	5,036
Stock Yards Bancorp Inc.	60	2,088
Susquehanna Bancshares Inc.	830	11,155
Talmer Bancorp Inc. Class A	266	4,091
Towne Bank/Portsmouth VA	178	2,946
TriCo Bancshares	86	2,006
Tristate Capital Holdings Inc.[a]	190	2,375
Union Bankshares Corp.	190	4,134
Univest Corp. of Pennsylvania	104	2,029
Washington Trust Bancorp Inc.	60	2,221
WesBanco Inc.	152	4,790

		167,236
BEVERAGES — 0.07%
National Beverage Corp.[a]	86	1,922

		1,922
BIOTECHNOLOGY — 3.51%
Anacor Pharmaceuticals Inc.[a]	168	8,852
Avalanche Biotechnologies Inc.[a]	74	2,358
Bluebird Bio Inc.[a]	122	16,249
Emergent BioSolutions Inc.[a]	144	4,275
Enanta Pharmaceuticals Inc.[a]	56	1,918
Hyperion Therapeutics Inc.[a]	44	2,022
Insys Therapeutics Inc.[a]	56	2,944
MiMedx Group Inc.[a]	388	3,647
Myriad Genetics Inc.[a]	334	11,032
PDL BioPharma Inc.	694	4,629
PTC Therapeutics Inc.[a]	102	5,993
Repligen Corp.[a]	142	4,190
United Therapeutics Corp.[a]	216	34,493

		102,602

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

BUILDING PRODUCTS — 0.87%
AAON Inc.	200	$4,794
Advanced Drainage Systems Inc.	160	4,480
American Woodmark Corp.[a]	56	2,839
Apogee Enterprises Inc.	134	7,051
Gibraltar Industries Inc.[a]	132	2,186
Insteel Industries Inc.	98	1,986
Patrick Industries Inc.[a]	36	2,162

		25,498
CAPITAL MARKETS — 1.38%
Calamos Asset Management Inc. Class A	162	2,004
Cowen Group Inc. Class Aa	458	2,560
INTL FCStone Inc.[a]	68	2,183
Investment Technology Group Inc.[a]	164	4,672
Janus Capital Group Inc.	700	12,530
KCG Holdings Inc. Class Aa	350	4,494
Moelis & Co. Class A	76	2,056
Oppenheimer Holdings Inc. Class A	88	2,102
Piper Jaffray Companies[a]	76	3,834
RCS Capital Corp. Class A	230	1,976
Westwood Holdings Group Inc.	34	1,992

		40,403
CHEMICALS — 0.24%
Ferro Corp.[a]	372	5,018
Hawkins Inc.	50	1,973

		6,991
COMMERCIAL SERVICES & SUPPLIES — 1.52%
ACCO Brands Corp.[a]	506	3,982
Civeo Corp.	556	2,597
Deluxe Corp.	232	15,022
Ennis Inc.	148	2,276
InnerWorkings Inc.[a]	318	2,013
Kimball International Inc. Class B	196	1,984
McGrath RentCorp	108	3,576
Multi-Color Corp.	62	3,892
Quad/Graphics Inc.	104	2,240
U.S. Ecology Inc.	98	4,597
Viad Corp.	88	2,338

		44,517
COMMUNICATIONS EQUIPMENT — 1.12%
Black Box Corp.	102	2,030
Calix Inc.[a]	236	1,744
Comtech Telecommunications Corp.	72	2,081
Emulex Corp.[a]	294	2,358
InterDigital Inc./PA	172	9,412
NETGEAR Inc.[a]	154	4,661
Plantronics Inc.	198	10,547

		32,833
CONSTRUCTION & ENGINEERING — 0.39%
Aegion Corp.[a]	164	3,021
Argan Inc.	62	2,003
MYR Group Inc.[a]	90	2,639

Security	Shares	Value

Tutor Perini Corp.[a]	172	$3,646

		11,309
CONSUMER FINANCE — 0.32%
Enova International Inc.[a]	118	2,184
Ezcorp Inc. Class Aa	220	2,024
Green Dot Corp. Class Aa	148	2,383
World Acceptance Corp.[a]	34	2,877

		9,468
CONTAINERS & PACKAGING — 0.07%
Myers Industries Inc.	128	2,070

		2,070
DISTRIBUTORS — 0.19%
Core-Mark Holding Co. Inc.	108	5,693

		5,693
DIVERSIFIED CONSUMER SERVICES — 1.41%
American Public Education Inc.[a]	74	2,064
Capella Education Co.	48	2,593
DeVry Education Group Inc.	264	7,983
Graham Holdings Co. Class B	20	20,459
K12 Inc.[a]	144	2,328
LifeLock Inc.[a]	216	3,156
Steiner Leisure Ltd.[a]	58	2,798

		41,381
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.51%
Consolidated Communications Holdings Inc.	224	4,720
IDT Corp. Class B	116	1,976
Inteliquent Inc.	144	2,737
Iridium Communications Inc.[a]	338	3,437
Premiere Global Services Inc.[a]	214	2,185

		15,055
ELECTRIC UTILITIES — 1.69%
El Paso Electric Co.	212	7,888
Empire District Electric Co. (The)	240	5,657
Great Plains Energy Inc.	744	19,478
Portland General Electric Co.	386	13,572
Unitil Corp.	82	2,804

		49,399
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.66%
Benchmark Electronics Inc.[a]	238	5,600
Checkpoint Systems Inc.	180	1,865
Daktronics Inc.	180	1,931
DTS Inc./CAa	76	2,725
FARO Technologies Inc.[a]	78	3,107
Ingram Micro Inc. Class Aa	704	17,713
Insight Enterprises Inc.[a]	182	5,209
Mercury Systems Inc.[a]	146	2,016
Methode Electronics Inc.	168	7,133
MTS Systems Corp.	68	4,799
Newport Corp.[a]	174	3,318

100

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

OSI Systems Inc.[a]	86	$5,780
PC Connection Inc.	80	1,943
Plexus Corp.[a]	150	6,457
Rofin-Sinar Technologies Inc.[a]	122	2,887
Sanmina Corp.[a]	374	7,603
ScanSource Inc.[a]	126	5,021
SYNNEX Corp.	134	10,251
Tech Data Corp.[a]	172	9,696
TTM Technologies Inc.[a]	230	2,151
Vishay Intertechnology Inc.	618	7,836
Zebra Technologies Corp. Class Aa	232	21,363

		136,404
ENERGY EQUIPMENT & SERVICES — 1.61%
Matrix Service Co.[a]	114	2,505
Natural Gas Services Group Inc.[a]	82	2,079
Newpark Resources Inc.[a]	400	4,104
Patterson-UTI Energy Inc.	684	15,287
PHI Inc.[a]	64	2,005
Pioneer Energy Services Corp.[a]	306	2,280
Tesco Corp.	164	2,109
U.S. Silica Holdings Inc.	252	9,412
Unit Corp.[a]	208	7,247

		47,028
FOOD & STAPLES RETAILING — 0.51%
Andersons Inc. (The)	126	5,379
Ingles Markets Inc. Class A	50	2,093
SpartanNash Co.	172	5,189
Weis Markets Inc.	54	2,395

		15,056
FOOD PRODUCTS — 0.98%
Cal-Maine Foods Inc.	134	5,991
Calavo Growers Inc.	68	3,444
Fresh Del Monte Produce Inc.	212	7,829
John B Sanfilippo & Son Inc.	42	2,185
Landec Corp.[a]	140	1,989
Sanderson Farms Inc.	98	7,362

		28,800
GAS UTILITIES — 0.49%
Chesapeake Utilities Corp.	74	3,536
ONE Gas Inc.	254	10,660

		14,196
HEALTH CARE EQUIPMENT & SUPPLIES — 3.47%
Abaxis Inc.	102	6,528
AngioDynamics Inc.[a]	126	2,103
Anika Therapeutics Inc.[a]	64	2,184
Cantel Medical Corp.	166	7,435
CONMED Corp.	132	6,630
Exactech Inc.[a]	82	1,792
Greatbatch Inc.[a]	120	6,470
Hill-Rom Holdings Inc.	272	13,584
ICU Medical Inc.[a]	66	5,568
Integra LifeSciences Holdings Corp.[a]	124	7,289
Meridian Bioscience Inc.	190	3,367

Security	Shares	Value

Merit Medical Systems Inc.[a]	192	$3,727
Natus Medical Inc.[a]	154	5,807
Orthofix International NVa	86	2,778
Spectranetics Corp. (The)[a]	198	5,079
STERIS Corp.	280	18,620
Vascular Solutions Inc.[a]	78	2,501

		101,462
HEALTH CARE PROVIDERS & SERVICES — 7.53%
Aceto Corp.	134	2,597
Adeptus Health Inc. Class Aa	40	2,539
Air Methods Corp.[a]	170	7,769
Amedisys Inc.[a]	128	3,560
AMN Healthcare Services Inc.[a]	214	4,881
AmSurg Corp.[a]	220	13,798
Bio-Reference Laboratories Inc.[a]	112	3,709
Centene Corp.[a]	512	31,739
Chemed Corp.	78	8,990
CorVel Corp.[a]	56	2,001
Ensign Group Inc. (The)	108	4,548
Health Net Inc./CAa	356	18,743
HealthEquity Inc.[a]	84	2,202
Healthways Inc.[a]	142	2,471
IPC Healthcare Inc.[a]	76	3,718
Kindred Healthcare Inc.	260	5,967
LHC Group Inc.[a]	62	1,988
LifePoint Hospitals Inc.[a]	208	15,575
Magellan Health Inc.[a]	124	7,849
Molina Healthcare Inc.[a]	146	8,648
Owens & Minor Inc.	298	10,049
PharMerica Corp.[a]	150	4,299
Providence Service Corp. (The)[a]	62	2,636
Select Medical Holdings Corp.	384	5,587
Team Health Holdings Inc.[a]	328	19,539
Triple-S Management Corp. Class Ba	106	1,984
U.S. Physical Therapy Inc.	54	2,547
Universal American Corp./NYa	186	1,858
VCA Inc.[a]	364	18,553

		220,344
HEALTH CARE TECHNOLOGY — 0.28%
Computer Programs & Systems Inc.	46	2,407
Omnicell Inc.[a]	160	5,685

		8,092
HOTELS, RESTAURANTS & LEISURE — 2.31%
BJ’s Restaurants Inc.[a]	106	4,961
Cracker Barrel Old Country Store Inc.	86	11,393
Fiesta Restaurant Group Inc.[a]	116	5,864
Jack in the Box Inc.	178	15,445
Marcus Corp. (The)	98	1,898
Marriott Vacations Worldwide Corp.	128	10,523
Penn National Gaming Inc.[a]	324	5,210
Ruth’s Hospitality Group Inc.	148	2,153
Texas Roadhouse Inc.	300	10,080

		67,527
HOUSEHOLD DURABLES — 0.89%
Cavco Industries Inc.[a]	34	2,229

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

CSS Industries Inc.	72	$2,040
Helen of Troy Ltd.[a]	130	11,389
LGI Homes Inc.[a]	118	1,943
M/I Homes Inc.[a]	110	2,482
Universal Electronics Inc.[a]	72	3,884
WCI Communities Inc.[a]	86	2,000

		25,967
HOUSEHOLD PRODUCTS — 0.07%
Central Garden & Pet Co. Class Aa	198	1,940

		1,940
INSURANCE — 10.85%
Allied World Assurance Co. Holdings AG	456	18,760
American Equity Investment Life Holding Co.	334	9,001
American Financial Group Inc./OH	344	21,741
AMERISAFE Inc.	92	4,157
AmTrust Financial Services Inc.	162	9,634
Argo Group International Holdings Ltd.	134	6,565
Aspen Insurance Holdings Ltd.	296	13,832
Assured Guaranty Ltd.	718	18,661
CNO Financial Group Inc.	894	15,198
Employers Holdings Inc.	144	3,515
Endurance Specialty Holdings Ltd.	212	12,801
Enstar Group Ltd.[a]	54	7,670
FBL Financial Group Inc. Class A	52	3,030
Federated National Holding Co.	68	1,958
Fidelity & Guaranty Life	88	1,969
Global Indemnity PLC[a]	72	1,976
Greenlight Capital Re Ltd. Class Aa	144	4,376
Hanover Insurance Group Inc. (The)	210	14,400
HCC Insurance Holdings Inc.	444	25,290
HCI Group Inc.	46	2,005
Horace Mann Educators Corp.	198	6,726
Infinity Property & Casualty Corp.	52	3,856
Kemper Corp.	194	7,308
Maiden Holdings Ltd.	260	3,778
Montpelier Re Holdings Ltd.	192	7,317
National Interstate Corp.	74	2,073
Navigators Group Inc. (The)[a]	52	4,059
OneBeacon Insurance Group Ltd. Class A	124	1,870
ProAssurance Corp.	280	12,586
Reinsurance Group of America Inc.	314	28,769
Safety Insurance Group Inc.	58	3,373
Selective Insurance Group Inc.	258	6,950
StanCorp Financial Group Inc.	196	14,128
State Auto Financial Corp.	84	1,984
Symetra Financial Corp.	374	8,882
Third Point Reinsurance Ltd.[a]	268	3,613
Universal Insurance Holdings Inc.	144	3,459

		317,270
INTERNET & CATALOG RETAIL — 0.29%
1-800-Flowers.com Inc. Class Aa	186	1,966
Lands’ End Inc.[a]	80	2,350
NutriSystem Inc.	124	2,362
PetMed Express Inc.	120	1,900

		8,578

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 1.42%
AOL Inc.[a]	360	$14,364
Blucora Inc.[a]	172	2,351
DHI Group Inc.[a]	232	1,763
j2 Global Inc.	210	14,568
Monster Worldwide Inc.[a]	392	2,309
Stamps.com Inc.[a]	66	4,085
XO Group Inc.[a]	120	1,951

		41,391
IT SERVICES — 4.90%
Blackhawk Network Holdings Inc.[a]	58	2,133
Blackhawk Network Holdings Inc. Class Ba	184	6,755
Broadridge Financial Solutions Inc.	550	29,656
CACI International Inc. Class Aa	98	8,648
CIBER Inc.[a]	532	1,878
CSG Systems International Inc.	154	4,484
DST Systems Inc.	156	17,953
EPAM Systems Inc.[a]	176	11,389
Euronet Worldwide Inc.[a]	230	13,450
ExlService Holdings Inc.[a]	140	4,820
Forrester Research Inc.	56	1,948
Global Cash Access Holdings Inc.[a]	294	2,176
Heartland Payment Systems Inc.	166	8,449
ManTech International Corp./VA Class A	104	3,040
Net 1 UEPS Technologies Inc.[a]	170	2,324
Perficient Inc.[a]	152	3,136
Science Applications International Corp.	194	9,719
Sykes Enterprises Inc.[a]	172	4,305
TeleTech Holdings Inc.	82	2,127
Virtusa Corp.[a]	126	5,015

		143,405
LEISURE PRODUCTS — 0.70%
Nautilus Inc.[a]	144	2,421
Sturm Ruger & Co. Inc.	92	5,042
Vista Outdoor Inc.[a]	296	12,953

		20,416
LIFE SCIENCES TOOLS & SERVICES — 1.58%
Affymetrix Inc.[a]	334	4,051
Albany Molecular Research Inc.[a]	108	1,951
Bio-Techne Corp.	166	15,929
Cambrex Corp.[a]	144	5,543
Luminex Corp.[a]	166	2,576
PAREXEL International Corp.[a]	252	16,021

		46,071
MACHINERY — 2.40%
Alamo Group Inc.	42	2,595
Douglas Dynamics Inc.	104	2,262
FreightCar America Inc.	68	1,774
Global Brass & Copper Holdings Inc.	130	1,981
Greenbrier Companies Inc. (The)	120	6,923
ITT Corp.	420	16,653
John Bean Technologies Corp.	134	5,171
Kadant Inc.	50	2,548
LB Foster Co. Class A	46	1,966

102

Schedule of Investments   (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Lydall Inc.[a]	78	$2,094
NN Inc.	82	2,063
Standex International Corp.	60	4,852
Trinity Industries Inc.	716	19,396

		70,278
MEDIA — 0.91%
Entercom Communications Corp. Class Aa	156	1,853
EW Scripps Co. (The) Class A	88	2,050
Harte-Hanks Inc.	268	1,820
New Media Investment Group Inc.	188	4,348
Scholastic Corp.	124	5,039
Time Inc.	502	11,461

		26,571
METALS & MINING — 0.92%
Century Aluminum Co.[a]	248	3,197
Kaiser Aluminum Corp.	86	6,912
McEwen Mining Inc.[a]	2,034	2,034
Schnitzer Steel Industries Inc. Class A	128	2,230
Stillwater Mining Co.[a]	564	7,574
TimkenSteel Corp.	170	4,962

		26,909
MULTI-UTILITIES — 0.35%
Avista Corp.	316	10,308

		10,308
MULTILINE RETAIL — 1.00%
Big Lots Inc.	260	11,848
Dillard’s Inc. Class A	112	14,738
Fred’s Inc. Class A	152	2,565

		29,151
OIL, GAS & CONSUMABLE FUELS — 0.96%
Abraxas Petroleum Corp.[a]	550	2,090
Callon Petroleum Co.[a]	300	2,682
Matador Resources Co.[a]	360	9,979
Renewable Energy Group Inc.[a]	224	2,063
REX American Resources Corp.[a]	32	2,023
Synergy Resources Corp.[a]	414	4,960
Triangle Petroleum Corp.[a]	348	2,078
Westmoreland Coal Co.[a]	74	2,103

		27,978
PAPER & FOREST PRODUCTS — 0.15%
Neenah Paper Inc.	74	4,475

		4,475
PERSONAL PRODUCTS — 0.11%
USANA Health Sciences Inc.[a]	28	3,185

		3,185
PHARMACEUTICALS — 2.43%
Akorn Inc.[a]	374	15,573

Security	Shares	Value

Catalent Inc.[a]	346	$9,954
Depomed Inc.[a]	272	6,327
Impax Laboratories Inc.[a]	312	14,121
Lannett Co. Inc.[a]	118	6,785
Phibro Animal Health Corp.	72	2,287
Prestige Brands Holdings Inc.[a]	242	9,499
Sagent Pharmaceuticals Inc.[a]	92	2,145
SciClone Pharmaceuticals Inc.[a]	226	1,846
ZS Pharma Inc.[a]	68	2,589

		71,126
PROFESSIONAL SERVICES — 1.44%
Barrett Business Services Inc.	48	2,135
CBIZ Inc.[a]	220	1,989
Heidrick & Struggles International Inc.	84	2,021
Huron Consulting Group Inc.[a]	104	6,304
ICF International Inc.[a]	76	2,926
Kelly Services Inc. Class A	118	1,938
Korn/Ferry International	230	7,252
Navigant Consulting Inc.[a]	212	3,065
Resources Connection Inc.	164	2,585
TriNet Group Inc.[a]	178	6,233
TrueBlue Inc.[a]	192	5,526

		41,974
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.98%
Agree Realty Corp.	74	2,278
Altisource Residential Corp.	260	4,979
Apollo Commercial Real Estate Finance Inc.	286	4,888
Blackstone Mortgage Trust Inc. Class A	362	11,124
Chatham Lodging Trust	176	4,865
Chimera Investment Corp.	928	14,096
New Senior Investment Group Inc.	304	4,913
New York Mortgage Trust Inc.	480	3,749
NorthStar Realty Finance Corp.	1,534	28,778
One Liberty Properties Inc.	86	1,933
Physicians Realty Trust	304	5,047
Resource Capital Corp.	574	2,531
Select Income REIT	186	4,313
Summit Hotel Properties Inc.	390	5,136
Two Harbors Investment Corp.	1,696	17,808

		116,438
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Forestar Group Inc.[a]	158	2,332
Marcus & Millichap Inc.[a]	72	2,548

		4,880
ROAD & RAIL — 1.67%
AMERCO	34	10,949
ArcBest Corp.	112	3,998
Heartland Express Inc.	220	4,603
Knight Transportation Inc.	284	8,208
Marten Transport Ltd.	108	2,404
Old Dominion Freight Line Inc.[a]	200	14,226
Saia Inc.[a]	112	4,564

		48,952

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FACTORSELECT MSCI USA SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.72%
Advanced Energy Industries Inc.[a]	172	$4,207
Ambarella Inc.[a]	104	7,608
Amkor Technology Inc.[a]	648	4,555
Brooks Automation Inc.	298	3,206
Cirrus Logic Inc.[a]	294	9,931
Cohu Inc.	190	1,989
Cypress Semiconductor Corp.[a]	708	9,431
Fairchild Semiconductor International Inc.[a]	548	9,954
First Solar Inc.[a]	346	20,646
FormFactor Inc.[a]	250	1,993
Integrated Device Technology Inc.[a]	654	11,896
Integrated Silicon Solution Inc.	136	2,523
Intersil Corp. Class A	596	7,957
Kulicke & Soffa Industries Inc.[a]	350	5,288
Lattice Semiconductor Corp.[a]	532	3,155
M/A-COM Technology Solutions Holdings Inc.[a]	96	2,925
Micrel Inc.	216	2,938
MKS Instruments Inc.	240	8,354
Monolithic Power Systems Inc.	170	8,811
NVE Corp.	30	2,036
OmniVision Technologies Inc.[a]	266	7,420
Photronics Inc.[a]	266	2,333
Power Integrations Inc.	134	6,632
Rudolph Technologies Inc.[a]	182	2,335
SunEdison Semiconductor Ltd.[a]	112	2,501
Synaptics Inc.[a]	170	14,402
Xcerra Corp.[a]	236	2,320

		167,346
SOFTWARE — 2.78%
Ebix Inc.	134	3,657
EnerNOC Inc.[a]	182	2,011
Epiq Systems Inc.	134	2,400
ePlus Inc.[a]	26	2,157
FactSet Research Systems Inc.	32	5,036
Manhattan Associates Inc.[a]	342	17,975
Monotype Imaging Holdings Inc.	176	5,704
NetScout Systems Inc.[a]	178	7,316
Progress Software Corp.[a]	202	5,333
Synchronoss Technologies Inc.[a]	156	7,157
Take-Two Interactive Software Inc.[a]	388	9,196
TiVo Inc.[a]	466	5,149
VASCO Data Security International Inc.[a]	138	3,508
Zendesk Inc.[a]	210	4,843

		81,442
SPECIALTY RETAIL — 3.43%
America’s Car-Mart Inc./TXa	40	2,054
ANN INC.[a]	212	8,026
Barnes & Noble Inc.[a]	180	3,942
Brown Shoe Co. Inc.	190	5,643
Buckle Inc. (The)	132	5,914
Cato Corp. (The) Class A	118	4,642
Children’s Place Inc. (The)	98	5,945
Finish Line Inc. (The) Class A	214	5,249
Genesco Inc.[a]	110	7,435
Haverty Furniture Companies Inc.	92	1,974
Kirkland’s Inc.[a]	88	2,089
MarineMax Inc.[a]	116	2,561

Security	Shares	Value

Mattress Firm Holding Corp.[a]	72	$4,254
Murphy USA Inc.[a]	210	13,719
Outerwall Inc.	74	4,916
Rent-A-Center Inc./TX	240	7,104
Select Comfort Corp.[a]	248	7,643
Shoe Carnival Inc.	74	1,932
Stein Mart Inc.	172	2,035
Zumiez Inc.[a]	98	3,108

		100,185
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.96%
Electronics For Imaging Inc.[a]	214	8,930
Immersion Corp.[a]	210	2,274
Lexmark International Inc. Class A	272	12,074
Super Micro Computer Inc.[a]	168	4,834

		28,112
TEXTILES, APPAREL & LUXURY GOODS — 1.63%
Deckers Outdoor Corp.[a]	162	11,988
G-III Apparel Group Ltd.[a]	92	10,229
Iconix Brand Group Inc.[a]	210	5,525
Skechers U.S.A. Inc. Class Aa	194	17,445
Unifi Inc.[a]	70	2,470

		47,657
THRIFTS & MORTGAGE FINANCE — 0.98%
Bank Mutual Corp.	276	1,984
Brookline Bancorp Inc.	300	3,231
Federal Agricultural Mortgage Corp. Class C	66	2,075
Flagstar Bancorp Inc.[a]	136	2,337
HomeStreet Inc.[a]	102	2,109
LendingTree Inc.[a]	34	1,871
Northfield Bancorp Inc.	210	3,030
Provident Financial Services Inc.	264	4,752
TrustCo Bank Corp. NY	406	2,708
United Financial Bancorp Inc.	206	2,627
Waterstone Financial Inc.	158	2,013

		28,737
TOBACCO — 0.18%
Universal Corp./VA	110	5,173

		5,173
TRADING COMPANIES & DISTRIBUTORS — 0.14%
DXP Enterprises Inc.[a]	50	2,252
Veritiv Corp.[a]	48	1,908

		4,160
WATER UTILITIES — 0.14%
Connecticut Water Service Inc.	56	2,016
Middlesex Water Co.	88	2,004

		4,020
WIRELESS TELECOMMUNICATION SERVICES — 0.18%
Shenandoah Telecommunications Co.	102	3,515
Spok Holdings Inc.	100	1,882

		5,397

TOTAL COMMON STOCKS (Cost: $3,012,656)		2,923,795

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $3,012,656)		2,923,795
Other Assets, Less Liabilities — 0.03%		759

NET ASSETS — 100.00%		$2,924,554

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

104

Schedule of Investments   (Unaudited)

iSHARES® FTSE CHINA ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 0.21%
AviChina Industry & Technology Co. Ltd. Class H	72,000	$81,929

		81,929
AIR FREIGHT & LOGISTICS — 0.13%
Sinotrans Ltd. Class H	66,000	50,663

		50,663
AIRLINES — 0.48%
Air China Ltd. Class H	72,000	86,945
China Eastern Airlines Corp. Ltd. Class Ha	50,000	38,639
China Southern Airlines Co. Ltd. Class H	61,000	59,732

		185,316
AUTOMOBILES — 2.61%
BAIC Motor Corp. Ltd. Class Ha,b	21,000	31,157
Brilliance China Automotive Holdings Ltd.	96,000	180,825
Byd Co. Ltd. Class H	24,000	145,991
Dongfeng Motor Group Co. Ltd. Class H	108,000	180,298
Geely Automobile Holdings Ltd.	150,000	84,762
Great Wall Motor Co. Ltd. Class H	39,000	297,614
Guangzhou Automobile Group Co. Ltd. Class H	84,415	92,026

		1,012,673
BANKS — 23.12%
Agricultural Bank of China Ltd. Class H	954,000	539,084
Bank of China Ltd. Class H	2,772,000	1,906,138
Bank of Communications Co. Ltd. Class H	294,500	302,815
China CITIC Bank Corp. Ltd. Class H	282,200	256,673
China Construction Bank Corp. Class H	2,658,680	2,589,685
China Everbright Bank Co. Ltd. Class H	120,000	81,588
China Merchants Bank Co. Ltd. Class H	168,383	509,419
China Minsheng Banking Corp. Ltd. Class H	225,400	330,925
Chongqing Rural Commercial Bank Co. Ltd. Class H	102,000	91,326
Huishang Bank Corp. Ltd. Class H	48,000	25,823
Industrial & Commercial Bank of China Ltd. Class H	2,652,795	2,306,733
Shengjing Bank Co. Ltd. Class Ha,b	24,000	29,136

		8,969,345
BEVERAGES — 0.20%
Tsingtao Brewery Co. Ltd. Class H	12,000	76,402

		76,402
CAPITAL MARKETS — 1.62%
China Cinda Asset Management Co. Ltd. Class Ha	120,000	71,525
China Everbright Ltd.	36,000	119,595
China Galaxy Securities Co. Ltd. Class H	42,000	69,032
CITIC Securities Co. Ltd. Class H	42,000	186,940
Haitong Securities Co. Ltd. Class H	55,200	181,243

		628,335

Security	Shares	Value

CHEMICALS — 0.49%
China BlueChemical Ltd. Class H	72,000	$32,140
Sinofert Holdings Ltd.[a,c]	72,000	19,878
Sinopec Oilfield Service Corp.[a,c]	72,000	41,893
Sinopec Shanghai Petrochemical Co. Ltd. Class H	132,000	79,869
Tianhe Chemicals Group Ltd.[a,b]	100,000	15,095

		188,875
COMMERCIAL SERVICES & SUPPLIES — 0.50%
China Everbright International Ltd.	96,000	179,834
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	12,000	12,648

		192,482
COMMUNICATIONS EQUIPMENT — 0.20%
ZTE Corp. Class H	22,832	77,028

		77,028
CONSTRUCTION & ENGINEERING — 2.25%
China Communications Construction Co. Ltd. Class H	162,000	296,364
China Machinery Engineering Corp. Class H	18,000	23,965
China Railway Construction Corp. Ltd. Class H	69,000	138,157
China Railway Group Ltd. Class H	138,000	194,418
China State Construction International Holdings Ltd.	60,000	115,957
Metallurgical Corp. of China Ltd. Class H	102,000	60,401
Sinopec Engineering Group Co. Ltd. Class H	42,000	45,462

		874,724
CONSTRUCTION MATERIALS — 1.11%
Anhui Conch Cement Co. Ltd. Class H	45,000	182,876
BBMG Corp. Class H	45,000	55,850
China National Building Material Co. Ltd. Class H	108,000	131,532
China National Materials Co. Ltd. Class H	42,000	15,497
China Resources Cement Holdings Ltd.	72,000	45,980

		431,735
DIVERSIFIED FINANCIAL SERVICES — 0.15%
Far East Horizon Ltd.	54,000	57,266

		57,266
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.56%
Alibaba Health Information Technology Ltd.[a]	70,000	108,371
China Communications Services Corp. Ltd. Class H	97,200	54,926
China Telecom Corp. Ltd. Class H	600,000	446,643
China Unicom Hong Kong Ltd.	204,128	383,440

		993,380
ELECTRICAL EQUIPMENT — 0.91%
Dongfang Electric Corp. Ltd. Class Hc	12,000	27,309
Harbin Electric Co. Ltd. Class H	24,000	19,754
Shanghai Electric Group Co. Ltd. Class H	108,000	110,353
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	14,400	33,552
Zhuzhou CSR Times Electric Co. Ltd. Class H	19,000	162,518

		353,486

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

April 30, 2015

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.16%
Kingboard Chemical Holdings Ltd.	24,100	$44,027
Kingboard Laminates Holdings Ltd.	33,000	16,987

		61,014
ENERGY EQUIPMENT & SERVICES — 0.32%
China Oilfield Services Ltd. Class H	60,000	123,853

		123,853
FOOD & STAPLES RETAILING — 0.36%
China Resources Enterprise Ltd.	40,000	122,820
Wumart Stores Inc. Class H	18,000	15,768

		138,588
FOOD PRODUCTS — 0.39%
Biostime International Holdings Ltd.[c]	4,000	18,371
China Agri-Industries Holdings Ltd.[c]	72,300	41,321
China Foods Ltd.[a,c]	24,000	17,990
China Huishan Dairy Holdings Co. Ltd.[c]	264,000	56,539
China Yurun Food Group Ltd.[a,c]	45,000	15,617

		149,838
GAS UTILITIES — 0.94%
China Gas Holdings Ltd.	60,000	106,358
China Resources Gas Group Ltd.	24,000	83,601
ENN Energy Holdings Ltd.	24,000	173,394

		363,353
HEALTH CARE EQUIPMENT & SUPPLIES — 0.17%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	72,000	66,695

		66,695
HEALTH CARE PROVIDERS & SERVICES — 0.65%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	22,800	71,184
Sinopharm Group Co. Ltd. Class H	38,400	182,807

		253,991
HOUSEHOLD DURABLES — 0.22%
Haier Electronics Group Co. Ltd.	30,000	86,503

		86,503
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.64%
Beijing Jingneng Clean Energy Co. Ltd. Class H	72,000	35,763
CGN Power Co. Ltd. Class Ha,b	234,000	131,624
China Longyuan Power Group Corp. Ltd.	126,000	157,030
China Power International Development Ltd.	90,000	58,172
China Resources Power Holdings Co. Ltd.	73,600	222,666
Datang International Power Generation Co. Ltd. Class H	108,000	63,536
Huadian Fuxin Energy Corp. Ltd. Class H	96,000	51,894
Huadian Power International Corp. Ltd. Class H	60,000	66,493
Huaneng Power International Inc. Class H	120,000	171,846
Huaneng Renewables Corp. Ltd. Class H	144,000	63,165

		1,022,189

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 1.66%
Beijing Enterprises Holdings Ltd.	18,000	$164,879
CITIC Ltd.	204,000	408,992
Shanghai Industrial Holdings Ltd.	18,000	71,989

		645,860
INSURANCE — 9.97%
China Life Insurance Co. Ltd. Class H	276,000	1,344,188
China Pacific Insurance Group Co. Ltd. Class H	94,800	517,348
China Taiping Insurance Holdings Co. Ltd.[a]	36,804	137,460
New China Life Insurance Co. Ltd. Class H	26,400	163,996
People’s Insurance Co. Group of China Ltd. Class H	144,000	100,135
PICC Property & Casualty Co. Ltd. Class H	120,108	267,142
Ping An Insurance Group Co. of China Ltd. Class H	93,000	1,336,602

		3,866,871
INTERNET SOFTWARE & SERVICES — 10.53%
Tencent Holdings Ltd.	196,800	4,085,216

		4,085,216
IT SERVICES — 0.18%
TravelSky Technology Ltd. Class H	36,000	70,039

		70,039
MACHINERY — 1.47%
China CNR Corp. Ltd. Class Ha,b	69,000	141,540
China Conch Venture Holdings Ltd.	6,000	16,178
China International Marine Containers Group Co. Ltd. Class H	22,200	60,003
CIMC Enric Holdings Ltd.[c]	24,000	26,659
CSR Corp. Ltd. Class Hc	68,000	131,593
Haitian International Holdings Ltd.	24,000	59,821
Sany Heavy Equipment International Holdings Co. Ltd.[a,c]	42,000	11,867
Sinotruk Hong Kong Ltd.	21,000	15,009
Weichai Power Co. Ltd. Class H	18,680	74,348
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	49,300	34,410

		571,428
MARINE — 0.53%
China COSCO Holdings Co. Ltd. Class Ha	96,000	88,678
China Shipping Container Lines Co. Ltd. Class Ha	138,000	78,159
China Shipping Development Co. Ltd. Class Ha	48,000	40,314

		207,151
MEDIA — 0.32%
Alibaba Pictures Group Ltd.[a,c]	250,000	123,530

		123,530
METALS & MINING — 1.56%
Aluminum Corp. of China Ltd. Class Ha,c	144,000	92,889
Angang Steel Co. Ltd. Class H	36,000	30,050
China Hongqiao Group Ltd.	36,000	33,672
China Molybdenum Co. Ltd. Class Hc	48,000	48,117
China Zhongwang Holdings Ltd.[c]	55,200	33,614
Fosun International Ltd.[c]	54,000	135,154

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

April 30, 2015

Security	Shares	Value

Jiangxi Copper Co. Ltd. Class H	48,000	$99,577
Maanshan Iron & Steel Co. Ltd. Class Ha	60,000	23,377
Zhaojin Mining Industry Co. Ltd. Class Hc	33,000	23,586
Zijin Mining Group Co. Ltd. Class H	217,000	83,708

		603,744
MULTILINE RETAIL — 0.07%
Golden Eagle Retail Group Ltd.[c]	18,000	26,984

		26,984
OIL, GAS & CONSUMABLE FUELS — 8.97%
China Coal Energy Co. Ltd. Class Hc	102,000	67,244
China Petroleum & Chemical Corp. Class H	936,000	876,691
China Shenhua Energy Co. Ltd. Class H	126,000	327,551
CNOOC Ltd.	594,000	1,006,968
Kunlun Energy Co. Ltd.[c]	108,000	128,606
PetroChina Co. Ltd. Class H	780,000	1,002,277
Yanzhou Coal Mining Co. Ltd. Class H	72,000	71,989

		3,481,326
PAPER & FOREST PRODUCTS — 0.24%
Lee & Man Paper Manufacturing Ltd.	54,000	30,723
Nine Dragons Paper (Holdings) Ltd.	60,000	49,154
Shandong Chenming Paper Holdings Ltd. Class H	15,000	11,360

		91,237
PERSONAL PRODUCTS — 0.86%
Hengan International Group Co. Ltd.	27,000	333,705

		333,705
PHARMACEUTICALS — 1.34%
China Medical System Holdings Ltd.	30,000	53,025
CSPC Pharmaceutical Group Ltd.	156,000	162,216
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	14,000	53,644
Luye Pharma Group Ltd.[a]	24,000	30,839
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	12,500	47,654
Sihuan Pharmaceutical Holdings Group Ltd.	110,000	62,584
Sino Biopharmaceutical Ltd.[c]	96,000	109,981

		519,943
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.98%
Agile Property Holdings Ltd.	49,500	41,510
Beijing North Star Co. Ltd. Class H	20,000	9,366
China Overseas Land & Investment Ltd.	145,040	607,206
China Resources Land Ltd.	73,111	266,462
China South City Holdings Ltd.[c]	84,000	37,171
China Vanke Co. Ltd. Class Ha,c	48,613	129,511
Country Garden Holdings Co. Ltd.[c]	216,600	117,366
Dalian Wanda Commercial Properties Co. Ltd. Class Ha,b	9,600	78,832
Evergrande Real Estate Group Ltd.[c]	222,000	210,511
Franshion Properties China Ltd.[c]	132,000	53,473
Greentown China Holdings Ltd.[c]	30,000	37,311
Guangzhou R&F Properties Co. Ltd. Class H	36,000	46,073
Hopson Development Holdings Ltd.[a,c]	24,000	28,238
KWG Property Holding Ltd.[c]	42,000	42,644
Longfor Properties Co. Ltd.[c]	51,000	88,826
Poly Property Group Co. Ltd.[c]	66,000	42,489

Security	Shares	Value

Renhe Commercial Holdings Co. Ltd.[a,c]	576,000	$32,326
Shenzhen Investment Ltd.	84,000	46,274
Shimao Property Holdings Ltd.	45,000	106,591
Sino-Ocean Land Holdings Ltd.	132,000	110,353
SOHO China Ltd.	57,000	43,314
Sunac China Holdings Ltd.	66,000	87,022
Yuexiu Property Co. Ltd.	229,794	56,328

		2,319,197
ROAD & RAIL — 0.08%
Guangshen Railway Co. Ltd. Class H	48,000	31,892

		31,892
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.28%
GCL-Poly Energy Holdings Ltd.[a,c]	384,000	116,421
Hanergy Thin Film Power Group Ltd.[c]	408,000	380,042

		496,463
SOFTWARE — 0.30%
Kingsoft Corp. Ltd.[c]	30,000	117,854

		117,854
SPECIALTY RETAIL — 0.33%
GOME Electrical Appliances Holding Ltd.[c]	420,000	107,829
Zhongsheng Group Holdings Ltd.	24,000	21,984

		129,813
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.07%
Lenovo Group Ltd.[c]	240,000	414,906

		414,906
TEXTILES, APPAREL & LUXURY GOODS — 1.24%
Anta Sports Products Ltd.[c]	36,000	79,327
Belle International Holdings Ltd.	192,000	246,962
Bosideng International Holdings Ltd.	96,000	16,844
China Dongxiang Group Co. Ltd.	96,000	23,532
Li Ning Co. Ltd.[a,c]	51,000	28,293
Shenzhou International Group Holdings Ltd.	18,000	84,878

		479,836
TRADING COMPANIES & DISTRIBUTORS — 0.04%
CITIC Resources Holdings Ltd.[a]	84,800	15,207

		15,207
TRANSPORTATION INFRASTRUCTURE — 1.71%
Anhui Expressway Co. Ltd. Class H	12,000	10,404
Beijing Capital International Airport Co. Ltd. Class H	60,000	64,016
China Merchants Holdings International Co. Ltd.	48,000	218,290
COSCO Pacific Ltd.	60,000	94,283
Jiangsu Expressway Co. Ltd. Class H	48,000	66,137
Shenzhen Expressway Co. Ltd. Class H	24,000	22,944
Shenzhen International Holdings Ltd.	39,000	73,561
Sichuan Expressway Co. Ltd. Class H	36,000	19,832

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

April 30, 2015

Security	Shares	Value

Zhejiang Expressway Co. Ltd. Class H	60,000	$95,521

		664,988
WATER UTILITIES — 0.64%
Beijing Enterprises Water Group Ltd.	144,000	124,657
Guangdong Investment Ltd.	84,000	125,494

		250,151
WIRELESS TELECOMMUNICATION SERVICES — 7.07%
China Mobile Ltd.	192,000	2,742,096

		2,742,096

TOTAL COMMON STOCKS
(Cost: $29,153,106)		38,729,100

SHORT-TERM INVESTMENTS — 6.54%

MONEY MARKET FUNDS — 6.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	2,340,490	2,340,490
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	131,478	131,478
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	63,261	63,261

		2,535,229

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,535,229)		2,535,229

TOTAL INVESTMENTS IN SECURITIES — 106.37%
(Cost: $31,688,335)		41,264,329
Other Assets, Less Liabilities — (6.37)%		(2,469,933)

NET ASSETS — 100.00%		$38,794,396

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

108

Schedule of Investments   (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

April 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.00%

DOMESTIC EQUITY — 10.05%
iShares Core High Dividend ETF[a]	186,731	$14,410,031
iShares S&P U.S. Preferred Stock ETF[a]	364,310	14,550,541

		28,960,572
DOMESTIC FIXED INCOME — 50.11%
iShares 10+ Year Credit Bond ETF[a]	470,200	28,809,154
iShares 20+ Year Treasury Bond ETF[a,b]	46,703	5,882,243
iShares iBoxx $ High Yield Corporate Bond ETF[a]	635,180	57,795,028
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	360,298	43,214,142
iShares Intermediate Credit Bond ETF[a]	78,200	8,633,280

		144,333,847
DOMESTIC REAL ESTATE — 14.90%
iShares Mortgage Real Estate Capped ETF[a]	3,693,656	42,920,283

		42,920,283
INTERNATIONAL EQUITY — 14.88%
iShares International Select Dividend ETF[a]	1,223,913	42,873,672

		42,873,672
INTERNATIONAL FIXED INCOME — 10.06%
iShares Emerging Markets Local Currency Bond ETF[a]	638,421	28,984,314

		28,984,314

TOTAL INVESTMENT COMPANIES (Cost: $295,917,238)		288,072,688

SHORT-TERM INVESTMENTS — 2.05%

MONEY MARKET FUNDS — 2.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[a,c,d]	5,561,434	5,561,434
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,c,d]	312,416	312,416

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	36,530	$36,530

		5,910,380

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,910,380)		5,910,380

TOTAL INVESTMENTS IN SECURITIES — 102.05%
(Cost: $301,827,618)		293,983,068
Other Assets, Less Liabilities — (2.05)%		(5,921,779)

NET ASSETS — 100.00%		$288,061,289

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

109

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.98%

AUSTRALIA — 2.46%
ALS Ltd.	318,264	$1,322,932
Alumina Ltd.	1,133,682	1,381,526
Amcor Ltd./Australia	162,336	1,732,415
AMP Ltd.	797,446	4,050,666
APA Group	199,716	1,512,249
Asciano Ltd.	117,072	610,371
ASX Ltd.	146,045	4,855,384
Aurizon Holdings Ltd.	106,266	406,514
AusNet Services	617,440	718,333
Australia & New Zealand Banking Group Ltd.	411,878	11,042,288
Bendigo & Adelaide Bank Ltd.	56,102	534,988
BHP Billiton Ltd.	556,017	14,020,711
Boral Ltd.	145,782	727,858
Brambles Ltd.	630,917	5,389,395
Coca-Cola Amatil Ltd.	157,530	1,276,066
Commonwealth Bank of Australia	277,146	19,426,883
CSL Ltd.	110,004	7,893,938
Dexus Property Group	119,616	696,282
Federation Centres	446,958	1,039,987
Goodman Group	249,378	1,229,355
GPT Group (The)	183,208	645,939
Incitec Pivot Ltd.	496,086	1,561,238
James Hardie Industries PLC	101,460	1,169,188
Lend Lease Group	84,906	1,074,862
Macquarie Group Ltd.	102,121	6,280,322
Mirvac Group	386,629	612,957
National Australia Bank Ltd.	298,506	8,657,371
Orica Ltd.[a]	134,034	2,135,530
Origin Energy Ltd.	262,728	2,640,068
QBE Insurance Group Ltd.	230,688	2,492,785
Rio Tinto Ltd.	110,141	4,964,832
Scentre Group	875,366	2,582,264
Stockland	299,574	1,049,123
Suncorp Group Ltd.	486,091	5,028,346
Sydney Airport	108,173	459,883
Telstra Corp. Ltd.	1,072,932	5,272,293
Transurban Group	150,104	1,174,474
Wesfarmers Ltd.	218,635	7,537,717
Westfield Corp.	343,008	2,556,674
Westpac Banking Corp.	535,602	15,402,747
Woodside Petroleum Ltd.	138,537	3,829,950
Woolworths Ltd.	236,712	5,504,110

		162,500,814
AUSTRIA — 0.11%
Erste Group Bank AG	69,323	1,971,515
IMMOFINANZ AGb	418,122	1,254,714
OMV AG	46,557	1,552,041
Voestalpine AG	54,710	2,294,044

		7,072,314
BELGIUM — 0.45%
Ageas	67,036	2,517,928
Anheuser-Busch InBev NV	156,608	19,110,542

Security	Shares	Value

Groupe Bruxelles Lambert SA	45,589	$4,001,979
KBC Groep NVb	42,186	2,783,347
UCB SA	17,088	1,231,597

		29,645,393
BRAZIL — 0.44%
Ambev SA	886,395	5,597,880
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	587,400	2,430,648
BR Malls Participacoes SA	373,800	2,044,087
BRF SA	181,472	3,896,833
CCR SA	213,600	1,182,295
Cia. de Saneamento Basico do Estado de Sao Paulo	160,200	950,821
Cielo SA	145,496	2,034,679
Embraer SA	337,464	2,644,305
Hypermarcas SAb	213,600	1,415,904
Klabin SA Units	267,000	1,645,241
Natura Cosmeticos SA	160,200	1,538,407
Souza Cruz SA	106,800	979,310
TIM Participacoes SA	160,200	515,473
Ultrapar Participacoes SA	106,800	2,469,286

		29,345,169
CANADA — 3.44%
Agnico Eagle Mines Ltd.	86,508	2,608,274
Agrium Inc.	23,121	2,386,068
Alimentation Couche-Tard Inc. Class B	64,080	2,443,108
ARC Resources Ltd.	41,118	838,145
Bank of Montreal	126,317	8,219,860
Bank of Nova Scotia (The)	207,192	11,380,379
Barrick Gold Corp.	268,068	3,470,222
BCE Inc.	47,526	2,087,024
Bombardier Inc. Class B	442,686	891,768
Brookfield Asset Management Inc. Class A	172,568	9,256,341
Cameco Corp.	133,200	2,333,543
Canadian Imperial Bank of Commerce/Canada	86,674	6,932,489
Canadian National Railway Co.	151,656	9,753,562
Canadian Natural Resources Ltd.	211,649	7,005,167
Canadian Pacific Railway Ltd.	45,390	8,620,072
Canadian Tire Corp. Ltd. Class A	8,225	867,759
Canadian Utilities Ltd. Class A	13,548	438,457
Catamaran Corp.[a,b]	28,836	1,705,520
Cenovus Energy Inc.	122,820	2,304,808
Crescent Point Energy Corp.	64,614	1,680,898
Dollarama Inc.	35,244	2,015,855
Enbridge Inc.	208,260	10,842,415
Encana Corp.	107,955	1,526,744
Finning International Inc.	26,166	534,013
First Quantum Minerals Ltd.	190,638	2,908,558
Fortis Inc./Canada	16,737	542,631
Franco-Nevada Corp.	63,546	3,286,292
Gildan Activewear Inc.	49,128	1,551,005
Goldcorp Inc.	202,386	3,794,581
H&R REIT	15,486	295,976
Husky Energy Inc.	101,567	2,262,355
Imperial Oil Ltd.	87,735	3,852,010
Magna International Inc. Class A	67,284	3,377,393
Manulife Financial Corp.	312,942	5,673,648
National Bank of Canada	33,474	1,347,251
New Gold Inc.[a,b]	605,556	2,024,769
Open Text Corp.	24,564	1,236,261
Pembina Pipeline Corp.	43,788	1,517,984

110

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

Potash Corp. of Saskatchewan Inc.	158,736	$5,163,425
Power Corp. of Canada	159,800	4,373,474
Restaurant Brands International Inc.	40,050	1,627,791
Rogers Communications Inc. Class B	116,412	4,142,297
Royal Bank of Canada	238,698	15,787,077
Saputo Inc.	21,360	630,440
Shaw Communications Inc. Class B	250,980	5,714,781
Silver Wheaton Corp.	119,616	2,350,349
SNC-Lavalin Group Inc.	73,692	2,646,524
Sun Life Financial Inc.	113,271	3,610,645
Suncor Energy Inc.	297,543	9,651,570
TELUS Corp.	22,380	771,036
Thomson Reuters Corp.	60,436	2,473,323
Toronto-Dominion Bank (The)	318,676	14,654,492
Tourmaline Oil Corp.[a,b]	53,600	1,842,645
TransCanada Corp.	136,392	6,305,843
Valeant Pharmaceuticals International Inc.[a,b]	52,332	11,303,712

		226,862,629
CHILE — 0.16%
AES Gener SA	706,757	407,166
Aguas Andinas SA Series A	1,266,114	748,892
Banco de Chile	5,409,902	621,777
Banco de Credito e Inversiones	10,294	513,202
Banco Santander Chile	9,639,439	518,959
Cia. Cervecerias Unidas SA	20,368	221,685
Colbun SA	1,888,224	571,258
CorpBanca SA	36,773,376	416,516
Empresa Nacional de Electricidad SA/Chile	577,254	889,295
Empresas CMPC SA	451,764	1,267,489
Empresas COPEC SA	67,284	772,337
Enersis SA	4,167,870	1,455,886
LATAM Airlines Group SAb	124,422	1,190,681
SACI Falabella	84,914	662,364

		10,257,507
CHINA — 2.72%
Agricultural Bank of China Ltd. Class H	3,738,000	2,112,259
Bank of China Ltd. Class H	13,884,000	9,547,192
Brilliance China Automotive Holdings Ltd.	2,136,000	4,023,351
China Construction Bank Corp. Class H	12,092,260	11,778,454
China Gas Holdings Ltd.[a]	2,136,000	3,786,359
China Life Insurance Co. Ltd. Class H	2,136,000	10,402,843
China Mengniu Dairy Co. Ltd.	534,000	2,704,050
China Merchants Bank Co. Ltd. Class H	782,788	2,368,214
China Mobile Ltd.	1,068,000	15,252,911
China Overseas Land & Investment Ltd.[a]	1,068,000	4,471,156
China Pacific Insurance Group Co. Ltd. Class H	534,000	2,914,174
China Petroleum & Chemical Corp. Class H	5,495,200	5,146,998
China Shenhua Energy Co. Ltd. Class H	1,068,000	2,776,388
China Shipping Container Lines Co. Ltd. Class Hb	3,738,000	2,117,082
China Telecom Corp. Ltd. Class H	2,136,000	1,590,051
China Unicom Hong Kong Ltd.	1,068,000	2,006,164
Chongqing Changan Automobile Co. Ltd. Class B	100	328
CNOOC Ltd.	3,738,000	6,336,778
Country Garden Holdings Co. Ltd.[a]	1,759,866	953,592
Evergrande Real Estate Group Ltd.[a]	2,670,000	2,531,818
Fosun International Ltd.[a]	2,136,000	5,346,097
GCL-Poly Energy Holdings Ltd.[a,b]	5,874,000	1,780,884
GOME Electrical Appliances Holding Ltd.[a]	6,408,000	1,645,165
Great Wall Motor Co. Ltd. Class H	388,500	2,964,692

Security	Shares	Value

Guangdong Investment Ltd.	1,554,000	$2,321,632
Haier Electronics Group Co. Ltd.	1,602,000	4,619,276
Hengan International Group Co. Ltd.	267,000	3,299,975
Industrial & Commercial Bank of China Ltd. Class H	12,842,260	11,166,967
Inner Mongolia Yitai Coal Co. Ltd. Class B	427,139	650,106
Kunlun Energy Co. Ltd.[a]	1,068,000	1,271,765
Lee & Man Paper Manufacturing Ltd.[a]	1,841,000	1,047,433
Lenovo Group Ltd.[a]	2,136,000	3,692,665
PetroChina Co. Ltd. Class H	4,272,000	5,489,395
Ping An Insurance Group Co. of China Ltd. Class H	801,000	11,512,021
Shimao Property Holdings Ltd.	920,500	2,180,371
Sino-Ocean Land Holdings Ltd.	2,403,000	2,008,920
Tencent Holdings Ltd.	1,068,000	22,169,768
Want Want China Holdings Ltd.[a]	3,204,000	3,517,677

		179,504,971
COLOMBIA — 0.05%
Almacenes Exito SA	67,284	716,679
Cemex Latam Holdings SAb	119,082	660,009
Ecopetrol SA	844,254	714,203
Grupo de Inversiones Suramericana SA	66,216	1,080,030

		3,170,921
CZECH REPUBLIC — 0.03%
CEZ AS	62,478	1,622,049
Komercni Banka AS	2,670	594,578

		2,216,627
DENMARK — 0.57%
Carlsberg A/S Class B	23,121	2,107,274
Danske Bank A/S	200,259	5,683,026
DSV A/S	48,594	1,687,656
Novo Nordisk A/S Class B	392,342	22,309,297
Novozymes A/S Class B	43,875	2,027,736
TDC A/S	220,008	1,674,836
Tryg A/S	19,758	2,143,417

		37,633,242
EGYPT — 0.01%
Global Telecom Holding SAE GDR[b]	308,118	674,778

		674,778
FINLAND — 0.27%
Fortum OYJ	120,157	2,383,162
Metso OYJ	74,760	2,130,330
Nokia OYJ	610,896	4,138,041
Sampo OYJ Class A	111,606	5,422,605
UPM-Kymmene OYJ	222,678	4,044,748

		18,118,886
FRANCE — 3.39%
Accor SA	71,778	3,940,306
Air Liquide SA	52,915	6,925,527
Airbus Group NV	98,790	6,863,346
Alstom SAb	46,526	1,461,596
Arkema SA	12,716	1,024,782
AXA SA	252,048	6,387,208

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

BNP Paribas SA	182,034	$11,512,528
Bouygues SA	70,726	2,926,777
Cap Gemini SA	70,156	6,249,757
Carrefour SA	93,055	3,210,559
Christian Dior SE	9,078	1,780,162
Cie. de Saint-Gobain	104,900	4,784,109
Cie. Generale des Etablissements Michelin Class B	46,992	5,248,311
Credit Agricole SA	270,738	4,218,435
Danone SA	98,419	7,114,382
Edenred	71,162	1,906,198
Essilor International SA	64,080	7,808,776
GDF Suez	245,640	5,010,960
Groupe Eurotunnel SE Registered	101,340	1,623,290
Hermes International	2,991	1,129,645
Iliad SA	6,942	1,636,283
Kering	24,030	4,444,271
L’Oreal SA	42,273	8,074,047
Lafarge SA	38,083	2,787,886
Legrand SA	22,962	1,328,701
LVMH Moet Hennessy Louis Vuitton SE	49,718	8,724,421
Orange SA	333,075	5,501,368
Pernod Ricard SA	58,278	7,248,678
Publicis Groupe SA	28,836	2,418,889
Renault SA	57,672	6,081,152
Safran SA	33,642	2,459,764
Sanofi	203,454	20,791,808
Schneider Electric SE	93,055	6,969,592
SES SA	161,268	5,647,151
Societe Generale SA	124,956	6,259,569
Suez Environnement Co.	59,311	1,209,589
Technip SA	45,390	3,095,955
Total SA	366,858	19,931,344
Unibail-Rodamco SE	20,577	5,683,687
Veolia Environnement SA	66,458	1,408,963
Vinci SA	78,162	4,801,378
Vivendi SA	195,718	4,915,874
Wendel SA	9,078	1,114,890

		223,661,914
GERMANY — 3.01%
adidas AG	35,778	2,943,484
Allianz SE Registered	74,970	12,819,563
BASF SE	156,462	15,687,944
Bayer AG Registered	142,090	20,682,539
Bayerische Motoren Werke AG	80,634	9,586,604
Beiersdorf AG	21,894	1,912,618
Commerzbank AGb	200,250	2,725,218
Continental AG	14,952	3,529,327
Daimler AG Registered	169,376	16,384,938
Deutsche Bank AG Registered	226,416	7,287,832
Deutsche Boerse AG	37,474	3,120,387
Deutsche Post AG Registered	185,333	6,137,831
Deutsche Telekom AG Registered	539,340	9,956,788
E.ON SE	342,294	5,354,463
Fresenius Medical Care AG & Co. KGaA	63,012	5,311,847
Fresenius SE & Co. KGaA	38,448	2,301,919
GEA Group AG	28,302	1,369,243
HeidelbergCement AG	30,569	2,358,394
Henkel AG & Co. KGaA	23,496	2,385,093
Infineon Technologies AG	186,397	2,209,814
Kabel Deutschland Holding AGb	7,476	1,005,268
Lanxess AG	26,700	1,432,357

Security	Shares	Value

Linde AG	42,273	$8,280,102
MAN SE	29,904	3,243,999
Merck KGaA	54,468	5,907,492
METRO AG	58,230	2,111,151
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	35,889	7,033,676
Osram Licht AG	50,730	2,680,834
ProSiebenSat.1 Media AG Registered	33,642	1,729,940
SAP SE	160,864	12,244,799
Siemens AG Registered	145,506	15,898,687
ThyssenKrupp AG	105,823	2,829,318

		198,463,469
HONG KONG — 1.22%
AIA Group Ltd.	2,029,200	13,560,899
Bank of East Asia Ltd. (The)	320,400	1,393,016
CK Hutchison Holdings Ltd.[a]	546,500	11,880,205
CLP Holdings Ltd.	267,000	2,340,640
Galaxy Entertainment Group Ltd.[a]	534,000	2,583,488
Hang Lung Properties Ltd.	1,068,000	3,616,883
Hang Seng Bank Ltd.[a]	184,100	3,593,574
Henderson Land Development Co. Ltd.[a]	625,780	5,029,717
Hong Kong & China Gas Co. Ltd.[a]	1,252,040	2,988,297
Hong Kong Exchanges and Clearing Ltd.	149,200	5,709,181
Hutchison Whampoa Ltd.	546,000	8,044,380
Li & Fung Ltd.[a]	2,136,000	2,179,775
Link REIT (The)[a]	534,000	3,317,198
New World Development Co. Ltd.	1,018,666	1,353,639
Sands China Ltd.[a]	427,200	1,749,882
Swire Pacific Ltd. Class Aa	534,000	7,226,876
Wharf Holdings Ltd. (The)[a]	534,200	3,862,899

		80,430,549
HUNGARY — 0.03%
OTP Bank PLC	100,649	2,233,661

		2,233,661
INDIA — 0.62%
Dr. Reddy’s Laboratories Ltd. ADR	92,578	4,812,204
ICICI Bank Ltd. ADR	611,430	6,682,930
Infosys Ltd. ADR[a]	215,606	6,679,474
Larsen & Toubro Ltd. GDR[c]	194,376	4,966,307
Reliance Industries Ltd. GDR[d]	237,224	6,381,326
Sesa Sterlite Ltd. ADR	230,688	3,031,240
Tata Motors Ltd. ADR	126,620	5,215,478
Wipro Ltd. ADR	296,183	3,397,219

		41,166,178
INDONESIA — 0.28%
Astra International Tbk PT	4,806,000	2,539,718
Bank Central Asia Tbk PT	4,539,000	4,718,459
Bank Danamon Indonesia Tbk PT	1,132,210	346,760
Bank Mandiri Persero Tbk PT	1,335,457	1,107,515
Bank Negara Indonesia Persero Tbk PT	1,709,688	847,425
Bank Rakyat Indonesia Persero Tbk PT	2,136,000	1,915,603
Charoen Pokphand Indonesia Tbk PT	2,425,445	530,464
Indocement Tunggal Prakarsa Tbk PT	402,100	651,425
Indofood Sukses Makmur Tbk PT	1,466,100	763,446
Kalbe Farma Tbk PT	5,660,400	783,832
Perusahaan Gas Negara Persero Tbk PT	1,869,000	591,159

112

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

Semen Indonesia Persero Tbk PT	801,000	$772,420
Telekomunikasi Indonesia Persero Tbk PT	6,408,000	1,292,723
Unilever Indonesia Tbk PT	267,000	877,470
United Tractors Tbk PT	554,606	915,608

		18,654,027
IRELAND — 0.51%
Bank of Ireland[b]	5,622,486	2,173,595
CRH PLC	82,418	2,319,458
Kerry Group PLC Class A	15,673	1,150,863
Medtronic PLC	277,683	20,673,499
Pentair PLC	31,805	1,976,681
Tyco International PLC	133,200	5,245,416

		33,539,512
ISRAEL — 0.21%
Israel Chemicals Ltd.	188,502	1,319,680
NICE-Systems Ltd.	31,506	1,913,779
Teva Pharmaceutical Industries Ltd.	171,414	10,469,927

		13,703,386
ITALY — 0.81%
Assicurazioni Generali SpA	123,024	2,409,697
Atlantia SpA	156,495	4,408,562
CNH Industrial NV	342,828	3,021,386
Enel SpA	889,789	4,223,516
Eni SpA	438,478	8,441,160
Finmeccanica SpA[b]	218,940	2,809,065
Intesa Sanpaolo SpA	1,967,790	6,650,301
Luxottica Group SpA	15,486	1,023,817
Mediobanca SpA	319,866	3,125,473
Snam SpA	861,342	4,493,863
Telecom Italia SpA[b]	2,156,826	2,559,424
Telecom Italia SpA RSP	734,250	707,577
Tenaris SA	38,982	600,181
UniCredit SpA[a]	772,044	5,579,984
Unione di Banche Italiane SpA	425,064	3,396,058

		53,450,064
JAPAN — 7.81%
Aeon Co. Ltd.	320,400	3,991,948
AEON Financial Service Co. Ltd.	106,800	2,735,372
Aisin Seiki Co. Ltd.	106,800	4,899,574
Asahi Group Holdings Ltd.	160,200	5,161,286
ASICS Corp.	77,700	1,993,307
Astellas Pharma Inc.	534,000	8,342,216
Bandai Namco Holdings Inc.	77,700	1,598,541
Bank of Yokohama Ltd. (The)	1,068,000	6,814,781
Bridgestone Corp.	215,000	9,020,765
Canon Inc.	213,600	7,644,763
Casio Computer Co. Ltd.[a]	213,600	4,346,252
Central Japan Railway Co.	53,400	9,573,803
Chugoku Electric Power Co. Inc. (The)	106,800	1,563,580
Dai-ichi Life Insurance Co. Ltd. (The)	213,600	3,523,409
Daiichi Sankyo Co. Ltd.	213,600	3,722,427
Daikin Industries Ltd.	106,800	7,232,449
Daiwa Securities Group Inc.	534,000	4,462,271
Denso Corp.	160,200	7,983,896
East Japan Railway Co.	106,800	9,455,553

Security	Shares	Value

Eisai Co. Ltd.	106,800	$7,168,193
Fast Retailing Co. Ltd.	9,000	3,556,906
Fuji Heavy Industries Ltd.	99,000	3,329,368
FUJIFILM Holdings Corp.	106,800	4,047,280
Fujitsu Ltd.	534,000	3,539,474
Hitachi Ltd.	1,068,000	7,311,878
Honda Motor Co. Ltd.	320,400	10,820,562
Hoya Corp.	160,200	6,212,820
ITOCHU Corp.	267,000	3,302,081
Japan Prime Realty Investment Corp.	1,068	3,842,016
Japan Tobacco Inc.	213,600	7,516,250
JFE Holdings Inc.	106,800	2,418,551
JTEKT Corp.	77,700	1,331,035
JX Holdings Inc.	609,780	2,663,424
Kao Corp.	160,200	7,696,079
KDDI Corp.	320,400	7,603,710
Keikyu Corp.	534,000	4,252,545
Keyence Corp.	10,000	5,371,438
Kintetsu Group Holdings Co. Ltd.	1,068,000	3,792,931
Kobe Steel Ltd.	1,068,000	1,945,550
Komatsu Ltd.	213,600	4,321,263
Kyocera Corp.	106,800	5,596,581
Kyushu Electric Power Co. Inc.[b]	213,600	2,279,328
Marubeni Corp.	534,000	3,319,037
Mazda Motor Corp.	106,800	2,100,391
Mitsubishi Chemical Holdings Corp.	801,000	5,001,983
Mitsubishi Corp.	267,000	5,779,757
Mitsubishi Electric Corp.	534,000	6,978,992
Mitsubishi Heavy Industries Ltd.	1,068,000	5,958,917
Mitsubishi UFJ Financial Group Inc.	2,242,800	16,040,883
Mitsubishi UFJ Lease & Finance Co. Ltd.	747,600	4,035,678
Mitsui & Co. Ltd.	373,800	5,249,193
Mizuho Financial Group Inc.	4,111,800	7,858,015
MS&AD Insurance Group Holdings Inc.	106,800	3,072,274
Murata Manufacturing Co. Ltd.	53,400	7,572,474
NEC Corp.	592,000	1,988,669
Nidec Corp.	53,700	4,020,657
Nippon Steel & Sumitomo Metal Corp.	1,602,346	4,190,978
Nippon Telegraph & Telephone Corp.	106,800	7,214,600
Nissan Motor Co. Ltd.	609,700	6,373,650
Nitto Denko Corp.	53,400	3,434,610
Nomura Holdings Inc.	676,800	4,374,005
NTT DOCOMO Inc.	290,820	5,164,139
NTT Urban Development Corp.	106,800	1,121,815
Olympus Corp.[b]	53,400	1,936,626
ORIX Corp.	396,900	6,150,673
Panasonic Corp.	427,200	6,154,364
Rakuten Inc.	160,200	2,806,546
Resona Holdings Inc.	534,000	2,863,439
SBI Holdings Inc./Japan	131,530	1,759,669
Secom Co. Ltd.	106,800	7,578,721
Seven & I Holdings Co. Ltd.	213,600	9,236,901
Seven Bank Ltd.	640,800	3,464,507
Shin-Etsu Chemical Co. Ltd.	106,800	6,564,001
SoftBank Corp.	160,200	10,046,804
Sony Corp.[b]	213,600	6,505,099
Sumitomo Chemical Co. Ltd.	1,068,000	6,024,066
Sumitomo Corp.	396,900	4,704,626
Sumitomo Electric Industries Ltd.	396,900	5,631,622
Sumitomo Mitsui Financial Group Inc.	213,600	9,356,490
Sumitomo Mitsui Trust Holdings Inc.	1,068,080	4,733,039
Suzuki Motor Corp.	106,800	3,464,954
T&D Holdings Inc.	184,100	2,668,350

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

Takeda Pharmaceutical Co. Ltd.	160,200	$8,242,261
TDK Corp.	53,400	3,859,865
Terumo Corp.	214,100	5,528,278
Tohoku Electric Power Co. Inc.	160,200	2,017,393
Tokio Marine Holdings Inc.	213,600	8,747,837
Tokyo Electron Ltd.	53,400	2,945,099
Tokyo Gas Co. Ltd.	534,000	3,090,123
Toray Industries Inc.	1,068,000	9,294,911
Toshiba Corp.	1,068,000	4,294,490
Toyota Motor Corp.	534,000	37,295,663
USS Co. Ltd.	213,600	3,776,866

		515,579,456
MALAYSIA — 0.39%
AirAsia Bhd	1,388,400	884,927
Alliance Financial Group Bhd	1,014,600	1,350,331
Axiata Group Bhd	214,400	405,744
Berjaya Sports Toto Bhd	109,144	99,904
Bumi Armada Bhd[b]	2,776,800	927,809
CIMB Group Holdings Bhd[a]	809,900	1,341,685
DiGi.Com Bhd	854,400	1,441,793
Gamuda Bhd	278,700	409,266
Genting Bhd	107,200	263,372
Genting Plantations Bhd	213,600	594,350
Hong Leong Bank Bhd	131,100	518,290
Hong Leong Financial Group Bhd	267,000	1,214,488
IHH Healthcare Bhd	1,495,200	2,485,353
IJM Corp. Bhd	160,210	329,732
IOI Corp. Bhd	106,800	130,145
IOI Properties Group Bhd	379,715	228,160
Kuala Lumpur Kepong Bhd	53,600	333,203
Lafarge Malaysia Bhd	320,400	868,134
Malayan Banking Bhd	242,900	628,137
Malaysia Airports Holdings Bhd	267,000	483,546
Maxis Bhd	640,800	1,248,674
Petronas Chemicals Group Bhd	107,200	176,685
Petronas Gas Bhd	160,200	1,021,969
PPB Group Bhd	213,600	920,012
Public Bank Bhd	408,170	2,232,529
RHB Capital Bhd	160,200	355,350
Sapurakencana Petroleum Bhd	1,922,400	1,435,795
Telekom Malaysia Bhd	694,200	1,444,341
Tenaga Nasional Bhd	213,600	861,237
UEM Sunrise Bhd	1,335,000	483,546
YTL Corp. Bhd	556,133	260,773
YTL Power International Bhd	1,060,390	476,379

		25,855,659
MEXICO — 0.50%
Alfa SAB de CV	922,600	1,870,918
America Movil SAB de CV	5,446,800	5,712,422
Cemex SAB de CV CPO[b]	3,417,481	3,292,692
Fomento Economico Mexicano SAB de CVb	640,800	5,801,904
Gentera SAB de CVa,b	480,600	819,413
Grupo Financiero Banorte SAB de CV	480,600	2,737,007
Grupo Mexico SAB de CV Series B	694,228	2,140,411
Grupo Televisa SAB[b]	961,200	6,987,064
Mexichem SAB de CVa	213,647	611,139
Wal-Mart de Mexico SAB de CV	1,281,600	3,023,598

		32,996,568

Security	Shares	Value

NETHERLANDS — 1.05%
Aegon NV	227,606	$1,801,885
Akzo Nobel NV	69,650	5,339,928
ASML Holding NV	58,254	6,312,891
Fiat Chrysler Automobiles NVa,b	152,569	2,282,332
Gemalto NVa	16,020	1,491,745
Heineken NV	51,264	4,041,751
ING Groep NV CVA[b]	608,263	9,402,521
Koninklijke Ahold NV	207,118	4,015,089
Koninklijke DSM NV	26,865	1,533,777
Koninklijke KPN NV	737,454	2,734,405
Koninklijke Philips NV	209,980	6,036,444
Mylan NVb	69,954	5,054,876
Reed Elsevier NV	276,612	6,674,936
TNT Express NV	114,512	977,771
Unilever NV CVA	225,970	9,891,674
Wolters Kluwer NV	53,934	1,747,801

		69,339,826
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	304,669	1,069,334
Contact Energy Ltd.	41,652	180,123

		1,249,457
NORWAY — 0.28%
DNB ASA	347,775	6,184,308
Orkla ASA	503,264	3,947,038
Statoil ASA	114,337	2,412,525
Telenor ASA	229,734	5,191,918
Yara International ASA	16,489	845,511

		18,581,300
PERU — 0.06%
Credicorp Ltd.	17,801	2,715,542
Southern Copper Corp.	39,553	1,288,637

		4,004,179
PHILIPPINES — 0.17%
Aboitiz Equity Ventures Inc.	408,650	519,875
Aboitiz Power Corp.	1,354,500	1,306,440
Alliance Global Group Inc.	716,100	408,465
Ayala Land Inc.	929,700	806,937
Bank of the Philippine Islands	749,849	1,705,810
BDO Unibank Inc.	806,342	1,973,754
International Container Terminal Services Inc.	139,680	345,044
Jollibee Foods Corp.	422,730	1,889,137
Metropolitan Bank & Trust Co.	167,027	348,832
Philippine Long Distance Telephone Co.	13,350	830,440
SM Prime Holdings Inc.	2,629,725	1,101,969

		11,236,703
POLAND — 0.13%
Bank Handlowy w Warszawie SA	18,865	595,885
Bank Millennium SA	612,110	1,243,181
Bank Pekao SA	19,758	1,026,468
Cyfrowy Polsat SA	119,082	828,833
KGHM Polska Miedz SA	30,569	1,071,029

114

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

mBank SA	8,544	$1,104,132
Powszechna Kasa Oszczednosci Bank Polski SA	184,092	1,841,379
Synthos SA	862,063	1,127,410

		8,838,317
PORTUGAL — 0.09%
Banco Espirito Santo SA Registered[b]	1	—
EDP — Energias de Portugal SA	885,994	3,546,283
Jeronimo Martins SGPS SAa	144,180	2,104,331

		5,650,614
QATAR — 0.06%
Masraf Al Rayan QSC	148,986	1,985,089
Ooredoo QSC	30,438	832,016
Qatar National Bank SAQ	18,690	1,016,640

		3,833,745
RUSSIA — 0.37%
Lukoil OAO ADR	88,272	4,523,940
Magnit PJSC GDR[c]	104,130	5,742,769
MMC Norilsk Nickel OJSC ADR	56,182	1,039,929
Mobile TeleSystems OJSC ADR	304,380	3,676,910
NOVATEK OAO GDR[c]	26,775	2,602,530
Surgutneftegas OAO ADR	238,933	1,729,875
Tatneft OAO ADR	145,852	5,008,558

		24,324,511
SINGAPORE — 0.49%
Ascendas REIT	1,602,000	2,987,384
CapitaLand Ltd.[a]	2,136,000	5,950,579
CapitaMall Trust	1,602,000	2,648,734
Genting Singapore PLC	1,602,000	1,239,704
Global Logistic Properties Ltd.[a]	534,000	1,108,678
Hutchison Port Holdings Trust[a]	1,602,000	1,081,350
Keppel Corp. Ltd.[a]	537,400	3,537,902
Noble Group Ltd.[a]	2,456,400	1,604,157
Oversea-Chinese Banking Corp. Ltd.[a]	534,000	4,305,704
Singapore Press Holdings Ltd.[a]	236,000	746,548
Singapore Telecommunications Ltd.	2,136,000	7,143,921

		32,354,661
SOUTH AFRICA — 0.80%
African Rainbow Minerals Ltd.	51,798	470,058
Barclays Africa Group Ltd.	7,161	114,146
Barloworld Ltd.	61,422	488,554
FirstRand Ltd.	1,398,012	6,645,034
Growthpoint Properties Ltd.	652,014	1,522,038
MMI Holdings Ltd./South Africa	270,215	765,027
Mr. Price Group Ltd.	67,284	1,431,314
MTN Group Ltd.	287,301	5,743,064
Naspers Ltd. Class N	87,576	13,704,857
PPC Ltd.	492,882	701,635
Redefine Properties Ltd.	631,967	637,456
Sanlam Ltd.	1,232,472	7,934,274
Sappi Ltd.[b]	148,452	605,919
Sasol Ltd.	106,887	4,296,793
Standard Bank Group Ltd.	448,054	6,543,095

Security	Shares	Value

Woolworths Holdings Ltd./South Africa	173,953	$1,302,449

		52,905,713
SOUTH KOREA — 1.64%
AmorePacific Corp.	454	1,644,903
AmorePacific Group	2,096	3,187,015
BNK Financial Group Inc.	32,574	487,698
Celltrion Inc.[a,b]	20,305	1,623,264
CJ CheilJedang Corp.	2,136	833,877
Coway Co. Ltd.	19,678	1,657,578
Daelim Industrial Co. Ltd.[a]	4,063	314,579
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	84,372	1,428,500
DGB Financial Group Inc.	26,482	300,146
Doosan Heavy Industries & Construction Co. Ltd.	36,846	1,048,324
GS Engineering & Construction Corp.[a,b]	45,390	1,365,511
Hana Financial Group Inc.	41,411	1,224,560
Hankook Tire Co. Ltd.	12,282	516,715
Hanwha Corp.	59,274	2,336,125
Hyundai Department Store Co. Ltd.	4,272	581,821
Hyundai Development Co. Engineering & Construction	9,078	485,233
Hyundai Engineering & Construction Co. Ltd.	14,338	694,162
Hyundai Glovis Co. Ltd.	2,590	570,187
Hyundai Heavy Industries Co. Ltd.[a,b]	16,020	2,092,164
Hyundai Marine & Fire Insurance Co. Ltd.	7,195	191,956
Hyundai Merchant Marine Co. Ltd.[a,b]	115,298	1,026,066
Hyundai Mobis Co. Ltd.	9,612	2,120,558
Hyundai Motor Co.	26,086	4,112,438
Hyundai Steel Co.	8,010	588,048
Hyundai Wia Corp.	3,204	455,793
KB Financial Group Inc.	61,620	2,353,861
KCC Corp.	3,204	1,643,843
Kia Motors Corp.	36,846	1,704,815
Korea Aerospace Industries Ltd.	37,380	2,287,433
Korea Electric Power Corp.	42,186	1,843,670
Korea Zinc Co. Ltd.	2,136	951,437
KT Corp.[b]	48,060	1,427,902
KT&G Corp.	17,622	1,563,295
LG Chem Ltd.	7,476	1,903,869
LG Corp.	13,270	825,661
LG Display Co. Ltd.	84,716	2,358,930
LG Electronics Inc.	19,224	1,083,143
LG Household & Health Care Ltd.	2,136	1,570,119
Lotte Chemical Corp.	4,272	1,000,254
Lotte Confectionery Co. Ltd.	454	789,841
Lotte Shopping Co. Ltd.	2,136	516,067
NAVER Corp.	4,272	2,590,299
NCsoft Corp.	2,670	509,342
OCI Co. Ltd.[a]	21,360	1,986,560
Orion Corp./Republic of Korea	534	624,162
POSCO	15,352	3,608,866
S-1 Corp.	3,204	239,403
Samsung C&T Corp.	20,292	1,082,745
Samsung Electronics Co. Ltd.	18,690	24,582,929
Samsung Fire & Marine Insurance Co. Ltd.	5,874	1,547,952
Samsung Heavy Industries Co. Ltd.	27,257	461,487
Samsung SDI Co. Ltd.	8,661	969,515
Samsung Securities Co. Ltd.	9,078	554,673
Shinhan Financial Group Co. Ltd.	62,326	2,569,785
SK Holdings Co. Ltd.	4,726	815,588
SK Hynix Inc.	104,890	4,515,554
SK Innovation Co. Ltd.[b]	25,632	2,821,433
SK Telecom Co. Ltd.	12,816	3,431,149

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

Woori Bank	71,902	$721,032

		108,343,835
SPAIN — 1.19%
ACS Actividades de Construccion y Servicios SA	90,683	3,203,407
Amadeus IT Holding SA Class A	75,828	3,469,287
Banco Bilbao Vizcaya Argentaria SA	961,838	9,700,087
Banco de Sabadell SAa	1,403,118	3,768,716
Banco Popular Espanol SA	690,462	3,611,618
Banco Santander SA	1,901,812	14,397,544
Bankia SAb	1,255,434	1,754,250
Distribuidora Internacional de Alimentacion SA	160,734	1,292,473
Ferrovial SA	96,301	2,190,574
Grifols SA	41,118	1,752,915
Iberdrola SA	856,542	5,736,713
Inditex SA	267,000	8,579,182
International Consolidated Airlines Group SAb	328,944	2,757,114
Red Electrica Corp. SA	12,804	1,076,208
Repsol SA	264,995	5,468,152
Telefonica SA	642,769	9,824,274

		78,582,514
SWEDEN — 1.06%
Atlas Copco AB Class A	319,332	9,961,976
Boliden AB	83,304	1,814,654
Hennes & Mauritz AB Class B	196,753	7,829,734
Hexagon AB Class B	32,479	1,204,979
Investor AB Class B	78,724	3,207,279
Lundin Petroleum ABa,b	69,420	1,122,312
Millicom International Cellular SA SDR	7,235	564,046
Nordea Bank AB	589,003	7,490,958
Sandvik AB	328,944	4,136,248
Skandinaviska Enskilda Banken AB Class A	260,979	3,306,637
SKF AB Class B	68,197	1,666,061
Svenska Handelsbanken AB Class A	188,525	8,701,137
Swedbank AB Class A	155,394	3,617,644
Telefonaktiebolaget LM Ericsson Class B	620,627	6,796,882
TeliaSonera AB	543,612	3,385,226
Volvo AB Class B	391,711	5,385,214

		70,190,987
SWITZERLAND — 3.30%
ABB Ltd. Registered[b]	388,872	8,541,985
Actelion Ltd. Registered[b]	25,098	3,321,755
Adecco SA Registered[b]	26,166	2,142,099
Aryzta AGb	16,020	1,082,363
Barry Callebaut AG Registered[b]	1,602	1,940,730
Cie. Financiere Richemont SA Class A Registered	100,550	8,977,487
Credit Suisse Group AG Registered[b]	233,892	6,191,185
Geberit AG Registered	6,408	2,279,631
Givaudan SA Registered[b]	2,670	5,021,390
Holcim Ltd. Registered[b]	86,738	6,999,032
Julius Baer Group Ltd.[b]	64,768	3,413,645
Kuehne + Nagel International AG Registered	4,272	641,096
Lonza Group AG Registered[b]	22,962	3,262,079
Nestle SA Registered	580,992	45,206,870
Novartis AG Registered	365,256	37,679,573
Roche Holding AG	120,312	34,594,997
Schindler Holding AG Participation Certificates	3,738	635,169
Schindler Holding AG Registered	4,272	711,772

Security	Shares	Value

SGS SA Registered	1,068	$2,074,672
Sonova Holding AG Registered	4,806	665,833
Sulzer AG Registered	6,942	779,484
Swatch Group AG (The) Bearer	6,408	2,875,358
Swiss Prime Site AG Registered[b]	28,504	2,500,831
Swiss Re AG	73,242	6,496,329
Swisscom AG Registered	3,738	2,222,293
Syngenta AG Registered	17,865	5,995,043
UBS Group AGb	550,707	11,085,851
Weatherford International PLC[b]	234,960	3,418,668
Zurich Insurance Group AGb	23,522	7,270,756

		218,027,976
TAIWAN — 1.37%
Advanced Semiconductor Engineering Inc.	3,204,524	4,562,047
Chang Hwa Commercial Bank Ltd.	2,314,726	1,417,133
China Airlines Ltd.[b]	2,670,000	1,421,047
China Development Financial Holding Corp.	4,272,000	1,785,463
China Steel Corp.	1,643,305	1,381,672
Chunghwa Telecom Co. Ltd.	1,602,140	5,178,994
CTBC Financial Holding Co. Ltd.	1,383,466	1,079,633
E.Sun Financial Holding Co. Ltd.	2,681,172	1,838,458
EVA Airways Corp.[b]	1,796,581	1,416,686
Far EasTone Telecommunications Co. Ltd.	534,000	1,274,584
First Financial Holding Co. Ltd.	1,846,540	1,163,659
Formosa Plastics Corp.	552,160	1,422,498
Formosa Taffeta Co. Ltd.	534,000	636,420
Hon Hai Precision Industry Co. Ltd.	2,397,801	7,202,955
Hua Nan Financial Holdings Co. Ltd.	2,338,921	1,439,583
MediaTek Inc.	534,000	6,887,285
Mega Financial Holding Co. Ltd.	1,143,287	1,019,125
Nan Ya Plastics Corp.	539,830	1,330,803
Phison Electronics Corp.	534,000	4,960,589
Siliconware Precision Industries Co. Ltd.	2,701,805	4,463,898
SinoPac Financial Holdings Co. Ltd.	3,209,723	1,456,774
Taishin Financial Holding Co. Ltd.	3,738,043	1,714,866
Taiwan Business Bank[b]	6,263,505	2,065,611
Taiwan Cooperative Financial Holding Co. Ltd.	3,613,097	1,952,483
Taiwan Mobile Co. Ltd.	534,000	1,883,106
Taiwan Semiconductor Manufacturing Co. Ltd.	4,806,000	23,068,047
U-Ming Marine Transport Corp.	296,000	445,073
Uni-President Enterprises Corp.	1,222,962	2,008,587
United Microelectronics Corp.	5,874,000	2,800,248
Yang Ming Marine Transport Corp.[b]	2,136,000	1,119,402

		90,396,729
THAILAND — 0.22%
Bangkok Bank PCL NVDR[a]	756,180	4,243,692
Bangkok Dusit Medical Services PCL NVDR	2,478,000	1,518,447
BEC World PCL NVDR	961,200	1,173,618
Central Pattana PCL NVDR	1,307,100	1,665,348
Charoen Pokphand Foods PCL NVDR	1,567,300	1,060,239
Glow Energy PCL NVDR	609,700	1,581,355
Indorama Ventures PCL NVDR	2,082,633	1,560,474
Kasikornbank PCL NVDR[a]	267,023	1,701,041

		14,504,214
TURKEY — 0.17%
Akbank TAS	276,612	805,490
Anadolu Efes Biracilik ve Malt Sanayii ASb	72,842	612,656

116

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

Arcelik AS	105,823	$569,632
BIM Birlesik Magazalar AS	44,114	816,270
Coca-Cola Icecek AS	44,398	752,649
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	823,605	951,326
TAV Havalimanlari Holding AS	110,361	969,472
Turk Hava Yollari AOb	411,267	1,365,176
Turkiye Garanti Bankasi AS	507,300	1,613,787
Turkiye Halk Bankasi AS	111,072	562,595
Turkiye Is Bankasi Class C	205,056	461,446
Turkiye Sise ve Cam Fabrikalari AS	701,142	896,363
Turkiye Vakiflar Bankasi Tao Class D	483,804	859,043

		11,235,905
UNITED ARAB EMIRATES — 0.07%
Aldar Properties PJSC	1,725,888	1,296,901
DP World Ltd.	57,931	1,337,047
Emaar Properties PJSC	863,478	1,937,151

		4,571,099
UNITED KINGDOM — 7.10%
3i Group PLC	522,381	4,066,025
Aggreko PLC	38,573	978,664
Amec Foster Wheeler PLC	35,244	497,200
Anglo American PLC	184,435	3,131,907
Antofagasta PLC	18,865	226,563
ARM Holdings PLC	231,222	3,958,380
AstraZeneca PLC	231,222	15,977,430
Aviva PLC	494,583	4,005,465
BAE Systems PLC	662,210	5,169,668
Barclays PLC	2,558,707	10,038,632
BG Group PLC	544,304	9,891,129
BHP Billiton PLC	364,301	8,739,095
BP PLC	3,052,344	22,050,930
British American Tobacco PLC	308,652	17,039,979
British Land Co. PLC (The)	451,246	5,772,990
BT Group PLC	1,377,201	9,645,554
Burberry Group PLC	58,740	1,574,286
Capita PLC	61,410	1,079,613
Carnival PLC	72,120	3,312,721
Centrica PLC	1,255,968	4,929,497
Compass Group PLC	553,224	9,836,431
Diageo PLC	362,160	10,081,891
Experian PLC	412,782	7,409,122
Fresnillo PLC	99,324	1,098,217
GlaxoSmithKline PLC	825,110	19,203,673
Glencore PLC[b]	1,477,053	7,042,244
HSBC Holdings PLC	3,195,456	31,825,705
Imperial Tobacco Group PLC	160,864	7,890,871
Inmarsat PLC	73,158	1,131,001
Intertek Group PLC	10,146	407,259
J Sainsbury PLC[a]	578,349	2,418,364
Johnson Matthey PLC	101,994	5,242,928
Kingfisher PLC	190,638	1,029,179
Land Securities Group PLC	295,444	5,670,754
Legal & General Group PLC	1,892,768	7,562,648
Lloyds Banking Group PLC	7,722,086	9,182,618
Marks & Spencer Group PLC	580,477	4,937,485
National Grid PLC	655,759	8,858,013
Next PLC	17,622	1,990,425
Noble Corp. PLC	87,042	1,506,697
Old Mutual PLC	1,705,295	6,155,817

Security	Shares	Value

Pearson PLC	255,488	$5,182,599
Petrofac Ltd.	19,758	265,374
Prudential PLC	460,535	11,528,874
Randgold Resources Ltd.	34,710	2,647,827
Reckitt Benckiser Group PLC	97,311	8,712,356
Reed Elsevier PLC	439,542	7,308,543
Rio Tinto PLC	229,620	10,180,256
Rolls-Royce Holdings PLC[b]	479,403	7,706,117
Rolls-Royce Holdings PLC New[b]	67,595,823	103,878
Royal Bank of Scotland Group PLC[b]	326,563	1,698,747
Royal Dutch Shell PLC Class A	615,702	19,486,576
Royal Dutch Shell PLC Class B	418,262	13,462,693
SABMiller PLC	199,716	10,628,416
Severn Trent PLC	22,428	732,407
Shire PLC	135,636	11,120,199
Sky PLC	217,387	3,597,928
Smith & Nephew PLC	286,903	4,924,832
SSE PLC	222,214	5,282,809
Standard Chartered PLC	374,666	6,160,717
Standard Life PLC	818,891	5,888,197
Tate & Lyle PLC	33,642	308,387
Tesco PLC	1,293,377	4,392,589
Unilever PLC	237,182	10,446,266
United Utilities Group PLC	16,554	247,016
Vodafone Group PLC	4,615,178	16,351,468
Weir Group PLC (The)	41,652	1,203,364
Wm Morrison Supermarkets PLC	734,784	2,109,307
Wolseley PLC	92,089	5,479,567
WPP PLC	393,793	9,234,762

		468,959,141
UNITED STATES — 49.85%
3M Co.	119,655	18,712,845
Abbott Laboratories	244,630	11,355,725
AbbVie Inc.	254,718	16,470,066
Accenture PLC Class A	129,228	11,972,974
ACE Ltd.	87,576	9,369,756
Actavis PLC[b]	61,220	17,316,689
Activision Blizzard Inc.	52,332	1,193,955
Adobe Systems Inc.[b]	121,752	9,260,457
ADT Corp. (The)[a]	66,496	2,500,250
Advance Auto Parts Inc.	9,612	1,374,516
AES Corp./VA	283,711	3,759,171
Aetna Inc.	85,440	9,130,973
Aflac Inc.	85,610	5,396,854
AGCO Corp.	26,879	1,384,537
Agilent Technologies Inc.	32,040	1,325,495
Air Products & Chemicals Inc.	57,166	8,199,319
Akamai Technologies Inc.[b]	40,145	2,961,898
Alcoa Inc.	175,760	2,358,699
Alexion Pharmaceuticals Inc.[b]	36,846	6,235,449
Alleghany Corp.[b]	1,361	644,461
Alliant Energy Corp.	17,088	1,033,311
Allstate Corp. (The)	116,463	8,112,813
Altera Corp.	24,030	1,001,570
Altria Group Inc.	341,760	17,105,088
Amazon.com Inc.[b]	66,216	27,928,584
Ameren Corp.	32,469	1,329,281
American Electric Power Co. Inc.	126,039	7,167,838
American Express Co.	159,800	12,376,510
American International Group Inc.	242,666	13,659,669
American Tower Corp.	110,004	10,398,678

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

American Water Works Co. Inc.	20,292	$1,106,320
Ameriprise Financial Inc.	37,380	4,682,966
AmerisourceBergen Corp.	8,225	940,118
AMETEK Inc.	17,622	923,745
Amgen Inc.	135,636	21,418,281
Amphenol Corp. Class A	33,108	1,833,190
Anadarko Petroleum Corp.	91,991	8,656,353
Annaly Capital Management Inc.	219,474	2,210,103
Anthem Inc.	57,761	8,717,868
Apache Corp.	62,486	4,274,042
Apple Inc.	1,022,610	127,979,641
Applied Materials Inc.	300,735	5,951,546
Archer-Daniels-Midland Co.	121,783	5,952,753
AT&T Inc.	826,632	28,634,532
Autodesk Inc.[b]	28,302	1,608,403
Automatic Data Processing Inc.	131,364	11,105,513
AutoZone Inc.[b]	2,980	2,004,527
Avago Technologies Ltd.	42,186	4,930,700
AvalonBay Communities Inc.	14,418	2,369,454
Baker Hughes Inc.	78,162	5,350,971
Bank of America Corp.	1,757,394	27,995,286
Bank of New York Mellon Corp. (The)	184,269	7,801,949
Baxter International Inc.	97,188	6,680,703
BB&T Corp.	162,992	6,240,964
Becton Dickinson and Co.	47,768	6,729,078
Bed Bath & Beyond Inc.[b]	59,274	4,176,446
Berkshire Hathaway Inc. Class Bb	196,512	27,749,460
Best Buy Co. Inc.	68,352	2,368,397
Biogen Inc.[b]	44,322	16,573,325
BlackRock Inc.[e]	15,673	5,704,032
Boeing Co. (The)	123,354	17,681,562
BorgWarner Inc.	8,025	475,080
Boston Properties Inc.	33,865	4,480,678
Boston Scientific Corp.[b]	350,456	6,245,126
Bristol-Myers Squibb Co.	298,136	19,000,207
Broadcom Corp. Class A	53,934	2,384,152
Brown-Forman Corp. Class B	6,942	626,377
Bunge Ltd.	8,225	710,393
CA Inc.	154,860	4,919,902
Cablevision Systems Corp. Class A	26,166	522,797
Cabot Oil & Gas Corp.	82,236	2,781,222
Calpine Corp.[b]	59,274	1,292,766
Cameron International Corp.[b]	33,108	1,814,981
Capital One Financial Corp.	91,991	7,437,472
Cardinal Health Inc.	83,997	7,084,307
CarMax Inc.[b]	29,370	2,000,391
Carnival Corp.	105,198	4,625,556
Caterpillar Inc.	94,119	8,177,059
CBRE Group Inc. Class Ab	50,730	1,944,988
CBS Corp. Class B NVS	165,540	10,285,000
Celanese Corp. Series A	16,554	1,098,523
Celgene Corp.[b]	156,996	16,964,988
CenturyLink Inc.	104,351	3,752,462
Cerner Corp.[b]	31,506	2,262,446
CF Industries Holdings Inc.	7,476	2,149,126
CH Robinson Worldwide Inc.	57,138	3,679,116
Charles Schwab Corp. (The)	267,754	8,166,497
Cheniere Energy Inc.[b]	48,060	3,676,109
Chesapeake Energy Corp.	127,906	2,017,078
Chevron Corp.	310,788	34,516,115
Chipotle Mexican Grill Inc.[b]	5,340	3,317,956
Chubb Corp. (The)	40,050	3,938,917
Church & Dwight Co. Inc.	33,761	2,740,380

Security	Shares	Value

Cigna Corp.	64,614	$8,053,489
Cisco Systems Inc.	884,438	25,498,348
CIT Group Inc.	30,303	1,364,544
Citigroup Inc.	496,711	26,484,631
Citrix Systems Inc.[b]	30,438	2,044,216
Clorox Co. (The)	24,185	2,566,028
CME Group Inc./IL	52,455	4,768,684
CMS Energy Corp.	22,687	769,770
Coach Inc.	65,148	2,489,305
Cobalt International Energy Inc.[b]	139,908	1,497,016
Coca-Cola Co. (The)	637,062	25,839,235
Coca-Cola Enterprises Inc.	20,993	932,299
Cognizant Technology Solutions Corp. Class Ab	149,860	8,772,804
Colgate-Palmolive Co.	170,880	11,496,806
Comcast Corp. Class A	381,210	22,018,690
Comcast Corp. Class A Special NVS	76,896	4,428,441
Comerica Inc.	21,400	1,014,574
Communications Sales & Leasing Inc.[a,b]	16,768	504,369
ConAgra Foods Inc.	166,074	6,003,575
Concho Resources Inc.[b]	19,758	2,502,548
ConocoPhillips	203,988	13,854,865
CONSOL Energy Inc.	71,556	2,324,139
Consolidated Edison Inc.	41,209	2,536,414
Constellation Brands Inc. Class Ab	27,234	3,157,510
Core Laboratories NV	10,680	1,402,070
Corning Inc.	293,287	6,138,497
Costco Wholesale Corp.	82,418	11,789,895
CR Bard Inc.	33,642	5,604,084
Cree Inc.[a,b]	29,904	947,359
Crown Castle International Corp.	41,118	3,434,587
CSX Corp.	268,602	9,693,846
Cummins Inc.	30,569	4,226,470
CVS Health Corp.	183,696	18,239,176
Danaher Corp.	139,584	11,429,138
Deere & Co.	65,394	5,919,465
Delphi Automotive PLC	48,594	4,033,302
Delta Air Lines Inc.	97,311	4,343,963
Devon Energy Corp.	77,098	5,258,855
DIRECTV[b]	112,674	10,220,095
Discover Financial Services	51,798	3,002,730
Dollar General Corp.	34,710	2,523,764
Dollar Tree Inc.[b]	31,580	2,413,028
Dominion Resources Inc./VA	126,024	9,033,400
Dover Corp.	74,408	5,634,174
Dow Chemical Co. (The)	170,440	8,692,440
DR Horton Inc.	70,488	1,790,395
Dr. Pepper Snapple Group Inc.	69,650	5,194,497
DTE Energy Co.	12,282	978,016
Duke Energy Corp.	137,772	10,686,974
Duke Realty Corp.	49,128	973,226
Eaton Corp. PLC	119,616	8,221,208
eBay Inc.[b]	199,945	11,648,796
Ecolab Inc.	53,400	5,979,732
Edison International	101,567	6,189,493
Edwards Lifesciences Corp.[b]	13,884	1,758,409
EI du Pont de Nemours & Co.	147,032	10,762,742
Electronic Arts Inc.[b]	106,266	6,172,992
Eli Lilly & Co.	170,440	12,249,523
EMC Corp./MA	375,402	10,102,068
Emerson Electric Co.	100,503	5,912,591
Energizer Holdings Inc.	8,544	1,167,281
Ensco PLC Class A	57,672	1,573,292
Entergy Corp.	48,654	3,755,116

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

EOG Resources Inc.	107,948	$10,681,455
EQT Corp.	25,632	2,305,342
Equinix Inc.	9,849	2,520,655
Equity Residential	57,672	4,259,654
Estee Lauder Companies Inc. (The) Class A	26,166	2,127,034
Eversource Energy	38,671	1,885,598
Exelon Corp.	155,394	5,286,504
Expedia Inc.	14,897	1,403,744
Expeditors International of Washington Inc.	91,314	4,184,921
Express Scripts Holding Co.[b]	144,180	12,457,152
Exxon Mobil Corp.	697,938	60,978,843
F5 Networks Inc.[b]	18,865	2,301,907
Facebook Inc. Class Ab	323,604	25,490,287
Family Dollar Stores Inc.	14,609	1,141,547
Fastenal Co.	30,438	1,297,268
Federal Realty Investment Trust	10,146	1,356,216
FedEx Corp.	60,358	10,234,906
Fifth Third Bancorp	196,753	3,935,060
First Republic Bank/CA	16,020	933,806
FirstEnergy Corp.	91,314	3,279,086
Fluor Corp.	61,640	3,707,030
FMC Technologies Inc.[b]	34,710	1,530,711
FNF Group	43,179	1,554,012
Ford Motor Co.	537,920	8,499,136
Fossil Group Inc.[b]	14,952	1,255,669
Franklin Resources Inc.	145,962	7,525,801
Freeport-McMoRan Inc.	196,512	4,572,834
Frontier Communications Corp.	159,800	1,096,228
Gap Inc. (The)	101,994	4,043,042
General Dynamics Corp.	58,310	8,007,129
General Electric Co.	1,674,624	45,348,818
General Growth Properties Inc.	63,121	1,729,515
General Mills Inc.	121,752	6,737,756
General Motors Co.	171,274	6,004,866
Gilead Sciences Inc.[b]	258,456	25,977,413
Goldman Sachs Group Inc. (The)	86,199	16,931,208
Google Inc. Class Ab	46,992	25,787,800
Google Inc. Class Cb	47,121	25,319,994
Halliburton Co.	172,568	8,447,204
Harley-Davidson Inc.	30,569	1,718,283
Harris Corp.	11,425	916,742
Hartford Financial Services Group Inc. (The)	72,158	2,941,882
HCA Holdings Inc.[b]	48,594	3,596,442
HCP Inc.	66,216	2,667,843
Helmerich & Payne Inc.	12,816	999,264
Hershey Co. (The)	17,852	1,640,956
Hertz Global Holdings Inc.[b]	82,236	1,713,798
Hess Corp.	58,230	4,477,887
Hewlett-Packard Co.	338,752	11,168,653
HollyFrontier Corp.	35,244	1,366,762
Home Depot Inc. (The)	245,640	26,278,567
Honeywell International Inc.	111,143	11,216,552
Hormel Foods Corp.	21,360	1,160,916
Hospira Inc.[b]	23,496	2,050,966
Host Hotels & Resorts Inc.	81,702	1,645,478
Hudson City Bancorp Inc.	83,847	779,777
Humana Inc.	32,574	5,394,254
Illinois Tool Works Inc.	109,015	10,201,624
Illumina Inc.[b]	25,098	4,624,306
Ingersoll-Rand PLC	97,283	6,405,113
Intel Corp.	865,614	28,175,736
International Business Machines Corp.	165,006	28,263,878
International Paper Co.	144,904	7,784,243

Security	Shares	Value

Intuit Inc.	93,984	$9,429,415
Intuitive Surgical Inc.[b]	5,874	2,913,387
Jacobs Engineering Group Inc.[b]	68,586	2,939,596
JM Smucker Co. (The)	17,801	2,063,492
Johnson & Johnson	474,192	47,039,846
Johnson Controls Inc.	151,122	7,613,526
Joy Global Inc.	28,302	1,206,797
JPMorgan Chase & Co.	644,538	40,773,474
Juniper Networks Inc.	121,783	3,218,725
Kansas City Southern	16,804	1,722,242
Kellogg Co.	77,430	4,903,642
Keurig Green Mountain Inc.	23,496	2,734,230
KeyCorp	112,967	1,632,373
Kimberly-Clark Corp.	71,726	7,867,625
Kimco Realty Corp.	38,982	939,466
Kinder Morgan Inc./DE	307,050	13,187,797
KLA-Tencor Corp.	14,952	879,178
Kohl’s Corp.	55,002	3,940,893
Kraft Foods Group Inc.	83,959	7,115,525
Kroger Co. (The)	131,898	9,089,091
L Brands Inc.	28,302	2,529,067
L-3 Communications Holdings Inc.	48,150	5,532,916
Laboratory Corp. of America Holdings[b]	36,846	4,405,308
Las Vegas Sands Corp.	58,230	3,079,202
Legg Mason Inc.	76,034	4,003,190
Level 3 Communications Inc.[b]	29,370	1,642,958
Liberty Global PLC Series Ab	35,244	1,837,622
Liberty Global PLC Series C NVS[b]	63,012	3,178,955
Liberty Interactive Corp. Series Ab	69,650	2,003,134
Lincoln National Corp.	69,650	3,934,528
LinkedIn Corp. Class Ab	19,758	4,981,585
LKQ Corp.[b]	43,254	1,170,886
Lockheed Martin Corp.	58,230	10,865,718
Lorillard Inc.	81,039	5,661,385
Lowe’s Companies Inc.	213,600	14,708,496
LyondellBasell Industries NV Class A	62,478	6,467,723
M&T Bank Corp.	7,235	865,812
Macerich Co. (The)	31,506	2,575,931
Macy’s Inc.	113,742	7,351,145
Marathon Oil Corp.	140,648	4,374,153
Marathon Petroleum Corp.	57,780	5,695,375
Marriott International Inc./MD Class A	40,112	3,210,966
Marsh & McLennan Companies Inc.	100,392	5,638,015
Marvell Technology Group Ltd.	56,604	793,022
Masco Corp.	67,284	1,782,353
MasterCard Inc. Class A	151,124	13,632,896
Mattel Inc.	72,624	2,045,092
McCormick & Co. Inc./MD	20,048	1,509,614
McDonald’s Corp.	168,744	16,292,233
McGraw Hill Financial Inc.	73,694	7,686,284
McKesson Corp.	49,128	10,975,195
MDU Resources Group Inc.	32,040	714,172
Mead Johnson Nutrition Co.	54,468	5,224,571
Merck & Co. Inc.	495,552	29,515,077
MetLife Inc.	116,463	5,973,387
MGM Resorts International[b]	87,735	1,855,595
Michael Kors Holdings Ltd.[b]	38,982	2,411,427
Micron Technology Inc.[b]	186,366	5,242,476
Microsoft Corp.	1,335,534	64,960,374
Mondelez International Inc. Class A	252,086	9,672,540
Monsanto Co.	86,674	9,877,369
Monster Beverage Corp.[b]	26,166	3,587,620
Moody’s Corp.	62,478	6,717,635

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

Morgan Stanley	210,396	$7,849,875
Mosaic Co. (The)	38,077	1,675,388
Motorola Solutions Inc.	80,760	4,825,410
Murphy Oil Corp.	57,166	2,721,673
Nabors Industries Ltd.	198,648	3,317,422
National Oilwell Varco Inc.	88,799	4,831,554
Navient Corp.	163,938	3,203,349
NetApp Inc.	59,693	2,163,871
Netflix Inc.[b]	10,680	5,943,420
New York Community Bancorp Inc.	31,265	537,445
Newell Rubbermaid Inc.	31,506	1,201,324
News Corp. Class Ab	70,286	1,109,113
NextEra Energy Inc.	81,354	8,211,059
NIKE Inc. Class B	152,724	15,095,240
NiSource Inc.	33,108	1,437,549
Noble Energy Inc.	107,948	5,475,123
Nordstrom Inc.	14,029	1,060,031
Norfolk Southern Corp.	79,566	8,024,231
Northern Trust Corp.	73,228	5,356,628
Northrop Grumman Corp.	65,394	10,073,292
NRG Energy Inc.	132,476	3,343,694
Nuance Communications Inc.[a,b]	45,924	704,015
Nucor Corp.	85,610	4,182,905
NVIDIA Corp.	149,160	3,310,606
O’Reilly Automotive Inc.[b]	14,952	3,256,994
Occidental Petroleum Corp.	132,341	10,600,514
OGE Energy Corp.	46,992	1,535,699
Omnicom Group Inc.	44,322	3,357,835
ONEOK Inc.	30,076	1,446,656
Oracle Corp.	609,828	26,600,697
Owens-Illinois Inc.[b]	90,927	2,174,065
PACCAR Inc.	115,878	7,572,627
Parker-Hannifin Corp.	57,138	6,819,992
Paychex Inc.	153,792	7,441,995
People’s United Financial Inc.	60,401	912,659
PepsiCo Inc.	243,504	23,162,100
Perrigo Co. PLC	27,768	5,089,319
Pfizer Inc.	1,044,504	35,440,021
PG&E Corp.	114,486	6,058,599
Philip Morris International Inc.	268,068	22,375,636
Phillips 66	114,335	9,067,909
Pinnacle West Capital Corp.	13,884	849,701
Pioneer Natural Resources Co.	25,098	4,336,432
Plum Creek Timber Co. Inc.	24,564	1,036,601
PNC Financial Services Group Inc. (The)[e]	104,784	9,611,836
PPL Corp.	110,079	3,745,988
Praxair Inc.	64,614	7,878,385
Precision Castparts Corp.	36,312	7,505,327
Priceline Group Inc. (The)[b]	7,695	9,524,948
Principal Financial Group Inc.	94,119	4,811,363
Procter & Gamble Co. (The)	435,210	34,603,547
Progressive Corp. (The)	96,124	2,562,666
Prologis Inc.	61,410	2,468,682
Prudential Financial Inc.	72,842	5,943,907
Public Service Enterprise Group Inc.	113,271	4,705,277
Public Storage	25,098	4,716,165
PulteGroup Inc.	71,556	1,381,031
QEP Resources Inc.	71,778	1,615,005
QUALCOMM Inc.	297,438	20,225,784
Quest Diagnostics Inc.	50,770	3,625,993
Rackspace Hosting Inc.[b]	32,040	1,726,956
Ralph Lauren Corp.	5,874	783,650
Range Resources Corp.	43,788	2,783,165

Security	Shares	Value

Rayonier Inc.	20,292	$519,272
Raytheon Co.	82,418	8,571,472
Realty Income Corp.	38,448	1,805,903
Red Hat Inc.[b]	26,101	1,964,361
Regeneron Pharmaceuticals Inc.[b]	15,486	7,084,226
Regions Financial Corp.	171,170	1,682,601
Republic Services Inc.	15,673	636,794
Reynolds American Inc.	96,120	7,045,596
Rockwell Automation Inc.	12,282	1,456,645
Ross Stores Inc.	26,700	2,640,096
Royal Caribbean Cruises Ltd.	27,234	1,853,546
salesforce.com inc.[b]	91,053	6,630,479
SanDisk Corp.	58,230	3,897,916
SBA Communications Corp. Class Ab	31,633	3,663,734
SCANA Corp.	24,963	1,322,540
Schlumberger Ltd.	253,116	23,947,305
Seagate Technology PLC	71,022	4,170,412
Sempra Energy	39,713	4,216,329
Simon Property Group Inc.	65,151	11,824,255
Sirius XM Holdings Inc.[b]	362,052	1,430,105
SL Green Realty Corp.	14,418	1,764,186
Southern Co. (The)	151,288	6,702,058
Southwest Airlines Co.	34,710	1,407,838
Southwestern Energy Co.[a,b]	93,450	2,619,403
Spectra Energy Corp.	195,444	7,280,289
Sprint Corp.[a,b]	193,842	994,409
St. Jude Medical Inc.	66,750	4,675,837
Starbucks Corp.	328,944	16,309,044
Starwood Hotels & Resorts Worldwide Inc.	66,458	5,712,065
State Street Corp.	77,098	5,945,798
Stryker Corp.	68,586	6,326,373
SunTrust Banks Inc.	117,527	4,877,370
Symantec Corp.	194,376	4,844,822
Sysco Corp.	103,695	3,839,826
T Rowe Price Group Inc.	89,863	7,295,078
Target Corp.	124,422	9,808,186
TE Connectivity Ltd.	110,004	7,320,766
Teradata Corp.[a,b]	85,440	3,758,506
Tesla Motors Inc.[a,b]	19,224	4,345,585
Texas Instruments Inc.	253,142	13,722,828
Textron Inc.	82,975	3,649,240
Thermo Fisher Scientific Inc.	93,055	11,695,152
Tiffany & Co.	14,418	1,261,287
Time Warner Cable Inc.	50,803	7,900,883
Time Warner Inc.	177,288	14,964,880
TJX Companies Inc. (The)	173,016	11,166,453
Toll Brothers Inc.[b]	52,332	1,859,879
Tractor Supply Co.	22,428	1,930,154
Travelers Companies Inc. (The)	57,138	5,777,223
Trimble Navigation Ltd.[b]	40,050	1,018,472
TripAdvisor Inc.[b]	21,894	1,762,248
TRW Automotive Holdings Corp.[b]	12,481	1,311,254
Twenty-First Century Fox Inc. Class A	281,583	9,596,349
Tyson Foods Inc. Class A	40,584	1,603,068
U.S. Bancorp/MN	296,479	12,710,055
UDR Inc.	42,775	1,401,737
Ulta Salon Cosmetics & Fragrance Inc.[b]	11,748	1,775,005
Union Pacific Corp.	155,394	16,507,505
United Continental Holdings Inc.[b]	15,486	925,134
United Parcel Service Inc. Class B	96,665	9,717,732
United Technologies Corp.	128,694	14,638,942
UnitedHealth Group Inc.	177,288	19,749,883
Valero Energy Corp.	129,231	7,353,244

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2015

Security	Shares	Value

Varian Medical Systems Inc.[b]	39,516	$3,510,997
Ventas Inc.	43,046	2,965,869
VeriSign Inc.[a,b]	66,216	4,205,378
Verisk Analytics Inc. Class Ab	24,564	1,843,283
Verizon Communications Inc.	676,044	34,099,659
Vertex Pharmaceuticals Inc.[b]	46,992	5,793,174
VF Corp.	38,448	2,784,789
Viacom Inc. Class B NVS	108,936	7,565,605
Visa Inc. Class Aa	343,936	22,716,973
Vornado Realty Trust	58,250	6,028,292
Vulcan Materials Co.	19,224	1,644,036
Wal-Mart Stores Inc.	262,194	20,464,242
Walgreens Boots Alliance Inc.	163,450	13,554,908
Walt Disney Co. (The)	281,952	30,653,821
Waste Management Inc.	155,928	7,723,114
Waters Corp.[b]	5,340	668,515
Wells Fargo & Co.	821,292	45,253,189
Western Digital Corp.	32,040	3,131,590
Western Union Co. (The)[a]	161,802	3,281,345
Weyerhaeuser Co.	71,022	2,237,903
Whirlpool Corp.	27,768	4,876,061
Whole Foods Market Inc.	46,458	2,218,834
Williams Companies Inc. (The)	152,313	7,796,902
Willis Group Holdings PLC	16,020	779,053
Windstream Holdings Inc.[a]	13,973	163,205
Wisconsin Energy Corp.	39,895	1,959,642
Wynn Resorts Ltd.	14,952	1,660,719
Xcel Energy Inc.	48,654	1,649,857
Xerox Corp.	312,924	3,598,626
XL Group PLC	39,081	1,449,123
Xylem Inc./NY	91,991	3,405,507
Yahoo! Inc.[b]	217,338	9,250,992
Yum! Brands Inc.	100,926	8,675,599
Zimmer Holdings Inc.	57,166	6,279,113
Zoetis Inc.	65,682	2,917,594

		3,291,224,295

TOTAL COMMON STOCKS (Cost: $5,851,079,456)		6,535,093,415

PREFERRED STOCKS — 0.63%

BRAZIL — 0.38%
Banco Bradesco SA	576,100	6,177,744
Cia. Brasileira de Distribuicao	76,471	2,600,838
Cia. Energetica de Minas Gerais	320,486	1,554,850
Itau Unibanco Holding SA	474,164	6,091,775
Itausa — Investimentos Itau SA	591,816	2,093,719
Lojas Americanas SA	320,400	1,791,603
Telefonica Brasil SA	53,400	890,282
Vale SA	587,400	3,554,896

		24,755,707
COLOMBIA — 0.02%
Bancolombia SA	128,160	1,391,807

		1,391,807
GERMANY — 0.19%
Henkel AG & Co. KGaA	25,632	2,992,826

Security	Shares	Value

Porsche Automobil Holding SE	13,545	$1,294,670
Volkswagen AG	30,553	7,923,959

		12,211,455
SOUTH KOREA — 0.04%
Samsung Electronics Co. Ltd.	2,887	2,935,476

		2,935,476

TOTAL PREFERRED STOCKS (Cost: $42,714,670)		41,294,445

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Popular Espanol SAb	676,239	12,882
Banco Santander SAb	1,834,153	304,178

		317,060

TOTAL RIGHTS (Cost: $309,215)		317,060

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	108,662,666	108,662,666
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	6,104,182	6,104,182
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	5,386,803	5,386,803

		120,153,651

TOTAL SHORT-TERM INVESTMENTS (Cost: $120,153,651)		120,153,651

TOTAL INVESTMENTS IN SECURITIES — 101.43% (Cost: $6,014,256,992)		6,696,858,571
Other Assets, Less Liabilities — (1.43)%		(94,252,617)

NET ASSETS — 100.00%		$6,602,605,954

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

121

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.15%

AUSTRALIA — 5.01%
Alumina Ltd.	488,409	$595,184
Amcor Ltd./Australia	130,143	1,388,858
AMP Ltd.	432,425	2,196,524
Asciano Ltd.	146,148	761,963
ASX Ltd.	42,932	1,427,309
Aurizon Holdings Ltd.	242,470	927,554
Australia & New Zealand Banking Group Ltd.	282,474	7,573,018
BHP Billiton Ltd.	345,912	8,722,633
Boral Ltd.	240,993	1,203,227
Brambles Ltd.	247,323	2,112,673
Commonwealth Bank of Australia	172,530	12,093,698
Computershare Ltd.	140,367	1,362,895
Crown Resorts Ltd.	102,288	1,049,642
CSL Ltd.	56,658	4,065,804
Fortescue Metals Group Ltd.[a]	220,455	377,328
Goodman Group	268,383	1,323,044
Iluka Resources Ltd.	76,680	493,528
Insurance Australia Group Ltd.	415,989	1,906,327
Macquarie Group Ltd.	45,159	2,777,226
Mirvac Group	544,085	862,585
National Australia Bank Ltd.	236,239	6,851,482
Newcrest Mining Ltd.[b]	73,698	839,968
Orica Ltd.	57,936	923,080
Origin Energy Ltd.	178,281	1,791,488
Qantas Airways Ltd.[b]	336,206	898,969
QBE Insurance Group Ltd.	155,598	1,681,372
Rio Tinto Ltd.	53,123	2,394,628
Santos Ltd.	136,384	892,855
Scentre Group	624,090	1,841,018
Sonic Healthcare Ltd.	83,922	1,315,264
Stockland	226,419	792,931
Suncorp Group Ltd.	198,729	2,055,743
Sydney Airport	148,135	629,776
Tabcorp Holdings Ltd.	160,785	617,609
Telstra Corp. Ltd.	369,557	1,815,971
Transurban Group	175,737	1,375,036
Wesfarmers Ltd.	124,991	4,309,222
Westfield Corp.	215,130	1,603,512
Westpac Banking Corp.	301,608	8,673,589
Woodside Petroleum Ltd.	74,001	2,045,808
Woolworths Ltd.	156,342	3,635,318

		100,205,659
AUSTRIA — 0.14%
Erste Group Bank AG	23,430	666,339
IMMOEAST AG Escrow[b]	54,189	1
IMMOFINANZ AGb	209,891	629,848
OMV AG	10,252	341,764
Raiffeisen Bank International AGa	3,195	53,666
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,095	521,500
Voestalpine AG	16,413	688,213

		2,901,331

Security	Shares	Value

BELGIUM — 0.94%
Ageas	38,155	$1,433,133
Anheuser-Busch InBev NV	77,733	9,485,593
Delhaize Group SA	13,142	1,061,617
Groupe Bruxelles Lambert SA	22,453	1,971,011
KBC Groep NVb	27,606	1,821,388
Solvay SA	10,241	1,510,183
UCB SA	17,958	1,294,301
Umicore SA	5,538	275,312

		18,852,538
BRAZIL — 1.00%
Ambev SA	450,000	2,841,900
Banco Bradesco SA	25,268	253,097
Banco do Brasil SA	106,500	945,309
BB Seguridade Participacoes SA	64,500	758,115
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	234,300	969,528
BR Malls Participacoes SA	63,900	349,431
BRF SA	90,159	1,936,026
CCR SA	85,200	471,589
Centrais Eletricas Brasileiras SA	85,200	207,386
CETIP SA — Mercados Organizados	21,329	245,717
Cia. de Saneamento Basico do Estado de Sao Paulo	63,900	379,260
Cia. Siderurgica Nacional SA	106,500	286,576
Cielo SA	93,300	1,304,747
CPFL Energia SA	43,960	291,254
Cyrela Brazil Realty SA Empreendimentos e Participacoes	63,900	249,928
EDP — Energias do Brasil SA	63,900	243,962
Embraer SA	85,200	667,611
Fibria Celulose SAb	21,300	300,070
Hypermarcas SAb	63,900	423,578
JBS SA	106,500	551,845
Klabin SA Units	42,600	262,499
Kroton Educacional SA	220,444	808,551
Lojas Renner SA	21,900	767,108
Natura Cosmeticos SA	21,300	204,545
Petroleo Brasileiro SAb	276,900	1,315,692
Souza Cruz SA	42,600	390,624
TIM Participacoes SA	89,860	289,141
Tractebel Energia SA	21,300	253,550
Ultrapar Participacoes SA	42,600	984,940
Vale SA	127,800	965,196

		19,918,775
CANADA — 6.90%
Agnico Eagle Mines Ltd.	27,051	815,606
Agrium Inc.	18,358	1,894,530
Alimentation Couche-Tard Inc. Class B	45,078	1,718,639
ARC Resources Ltd.	47,286	963,873
Bank of Montreal	70,302	4,574,781
Bank of Nova Scotia (The)	130,677	7,177,660
Barrick Gold Corp.	112,765	1,459,777
Baytex Energy Corp.	15,336	298,427
BCE Inc.	27,808	1,221,141
BlackBerry Ltd.[a,b]	61,770	624,712
Bombardier Inc. Class B	229,276	461,865
Brookfield Asset Management Inc. Class A	67,981	3,646,419
Cameco Corp.	50,567	885,888
Canadian Imperial Bank of Commerce/Canada	41,804	3,343,630
Canadian National Railway Co.	97,368	6,262,099

122

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

Canadian Natural Resources Ltd.	130,143	$4,307,478
Canadian Oil Sands Ltd.	53,943	583,854
Canadian Pacific Railway Ltd.	19,170	3,640,599
Canadian Tire Corp. Ltd. Class A	15,627	1,648,689
Canadian Utilities Ltd. Class A	9,930	321,367
Catamaran Corp.[b]	18,957	1,121,221
Cenovus Energy Inc.	57,297	1,075,221
CGI Group Inc. Class Ab	20,448	857,254
Crescent Point Energy Corp.	27,265	709,284
Dollarama Inc.	20,807	1,190,100
Eldorado Gold Corp.	93,933	466,078
Empire Co. Ltd. Class A	4,332	311,761
Enbridge Inc.	98,193	5,112,116
Encana Corp.	79,449	1,123,601
Enerplus Corp.	40,047	504,534
Finning International Inc.	40,116	818,714
First Quantum Minerals Ltd.	66,926	1,021,088
Fortis Inc./Canada	26,289	852,317
Franco-Nevada Corp.	20,235	1,046,456
George Weston Ltd.	6,010	494,495
Gildan Activewear Inc.	26,838	847,294
Goldcorp Inc.	84,241	1,579,454
Great-West Lifeco Inc.	33,052	1,009,911
H&R REIT	14,783	282,540
Husky Energy Inc.	50,778	1,131,055
Imperial Oil Ltd.	40,683	1,786,189
Kinross Gold Corp.[b]	135,042	326,665
Loblaw Companies Ltd.	27,960	1,415,717
Magna International Inc. Class A	51,678	2,594,033
Manulife Financial Corp.	199,822	3,622,779
MEG Energy Corp.[a,b]	21,905	420,829
Metro Inc.	25,347	729,910
National Bank of Canada	30,053	1,209,563
New Gold Inc.[b]	35,117	117,419
Onex Corp.	5,673	340,263
Open Text Corp.	17,040	857,592
Pembina Pipeline Corp.	39,831	1,380,808
Peyto Exploration & Development Corp.	18,744	542,706
Potash Corp. of Saskatchewan Inc.	94,785	3,083,203
Power Corp. of Canada	51,572	1,411,444
Power Financial Corp.	33,037	1,017,908
Restaurant Brands International Inc.	18,588	755,490
RioCan REIT	15,781	389,037
Rogers Communications Inc. Class B	47,995	1,707,810
Royal Bank of Canada	158,918	10,510,564
Saputo Inc.	24,710	729,315
Shaw Communications Inc. Class B	40,771	928,350
Silver Wheaton Corp.	48,138	945,869
SNC-Lavalin Group Inc.	24,072	864,505
Sun Life Financial Inc.	82,857	2,641,163
Suncor Energy Inc.	175,725	5,700,091
Talisman Energy Inc.	125,883	1,000,828
Teck Resources Ltd. Class B	46,707	705,281
TELUS Corp.	35,784	1,232,831
Thomson Reuters Corp.	33,911	1,387,796
Toronto-Dominion Bank (The)	161,880	7,444,141
Tourmaline Oil Corp.[b]	21,768	748,334
TransAlta Corp.[a]	18,370	181,994
TransCanada Corp.	88,427	4,088,266
Turquoise Hill Resources Ltd.[b]	113,427	473,842
Valeant Pharmaceuticals International Inc.[a,b]	33,003	7,128,648
Yamana Gold Inc.	72,866	277,327

		138,104,038

Security	Shares	Value

CHILE — 0.28%
Aguas Andinas SA Series A	626,220	$370,402
Banco de Chile	2,565,732	294,888
Banco de Credito e Inversiones	5,867	292,496
Banco Santander Chile	7,100,707	382,282
Cencosud SA	100,962	261,591
Colbun SA	1,350,207	408,488
CorpBanca SA	25,202,160	285,454
Empresa Nacional de Electricidad SA/Chile	295,644	455,458
Empresas CMPC SA	133,667	375,022
Empresas COPEC SA	48,939	561,759
Enersis SA	2,667,129	931,659
LATAM Airlines Group SAb	35,221	337,054
SACI Falabella	78,210	610,070

		5,566,623
CHINA — 5.52%
AAC Technologies Holdings Inc.	106,500	565,397
Air China Ltd. Class H	882,000	1,065,070
Anhui Conch Cement Co. Ltd. Class H	214,500	871,709
Anta Sports Products Ltd.	427,000	940,913
AviChina Industry & Technology Co. Ltd. Class H	864,000	983,142
Bank of China Ltd. Class H	7,668,000	5,272,823
Bank of Communications Co. Ltd. Class H	888,800	913,895
Beijing Capital International Airport Co. Ltd. Class H	432,000	460,917
Belle International Holdings Ltd.	639,000	821,921
Brilliance China Automotive Holdings Ltd.	432,000	813,711
Byd Co. Ltd. Class H	106,000	644,795
China Communications Construction Co. Ltd. Class H	426,000	779,327
China Construction Bank Corp. Class H	6,816,050	6,639,167
China COSCO Holdings Co. Ltd. Class Hb	745,500	688,644
China Everbright International Ltd.	426,000	798,013
China Gas Holdings Ltd.	426,000	755,145
China Life Insurance Co. Ltd. Class H	852,000	4,149,449
China Longyuan Power Group Corp. Ltd.	426,000	530,910
China Mengniu Dairy Co. Ltd.	216,000	1,093,773
China Merchants Bank Co. Ltd. Class H	479,593	1,450,940
China Merchants Holdings International Co. Ltd.	426,000	1,937,325
China Minsheng Banking Corp. Ltd. Class H	745,700	1,094,814
China Mobile Ltd.	745,500	10,647,046
China National Building Material Co. Ltd. Class H	432,000	526,126
China Overseas Land & Investment Ltd.	426,000	1,783,439
China Pacific Insurance Group Co. Ltd. Class H	298,200	1,627,353
China Petroleum & Chemical Corp. Class H	2,983,000	2,793,983
China Resources Cement Holdings Ltd.	432,000	275,882
China Resources Enterprise Ltd.	386,000	1,185,218
China Resources Land Ltd.	527,333	1,921,929
China Shenhua Energy Co. Ltd. Class H	426,000	1,107,436
China State Construction International Holdings Ltd.	432,000	834,890
China Telecom Corp. Ltd. Class H	1,278,000	951,350
China Unicom Hong Kong Ltd.	852,000	1,600,423
China Vanke Co. Ltd. Class Ha,b	170,400	453,966
Chongqing Changan Automobile Co. Ltd. Class B	61,400	201,204
CITIC Ltd.	213,000	427,036
CNOOC Ltd.	1,917,000	3,249,760
Country Garden Holdings Co. Ltd.	681,828	369,452
Dongfeng Motor Group Co. Ltd. Class H	426,000	711,177
Evergrande Real Estate Group Ltd.[a]	958,000	908,420
Fosun International Ltd.[a]	532,500	1,332,770
Franshion Properties China Ltd.	1,068,000	432,648
GCL-Poly Energy Holdings Ltd.[a,b]	2,082,000	631,222

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

Geely Automobile Holdings Ltd.	1,080,000	$610,284
GOME Electrical Appliances Holding Ltd.[a]	2,448,320	628,572
Great Wall Motor Co. Ltd. Class H	233,500	1,781,868
Guangdong Investment Ltd.	426,000	636,432
Guangzhou Automobile Group Co. Ltd. Class H	487,449	531,398
Guangzhou R&F Properties Co. Ltd. Class H	170,800	218,592
Hanergy Thin Film Power Group Ltd.[a,b]	2,130,000	1,984,041
Huaneng Power International Inc. Class H	426,000	610,051
Industrial & Commercial Bank of China Ltd. Class H	6,603,285	5,741,876
Inner Mongolia Yitai Coal Co. Ltd. Class B	167,700	255,239
Jiangxi Copper Co. Ltd. Class H	426,000	883,750
Kingboard Chemical Holdings Ltd.	245,600	448,668
Lenovo Group Ltd.	852,000	1,472,917
Longfor Properties Co. Ltd.	319,500	556,466
PetroChina Co. Ltd. Class H	2,134,000	2,742,127
PICC Property & Casualty Co. Ltd. Class H	478,190	1,063,584
Ping An Insurance Group Co. of China Ltd. Class H	213,000	3,061,249
Shimao Property Holdings Ltd.	213,500	505,713
Shui On Land Ltd.	1,328,333	430,145
Sino-Ocean Land Holdings Ltd.	583,500	487,809
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,494,000	903,977
SOHO China Ltd.	479,000	363,986
Tencent Holdings Ltd.	596,400	12,380,196
Tingyi Cayman Islands Holding Corp.	426,000	900,238
Tsingtao Brewery Co. Ltd. Class H	18,000	114,602
Want Want China Holdings Ltd.	852,000	935,412
Yanzhou Coal Mining Co. Ltd. Class H	426,000	425,937
Yuexiu Property Co. Ltd.	2,675,680	655,876
Zhuzhou CSR Times Electric Co. Ltd. Class H	182,500	1,561,026
Zijin Mining Group Co. Ltd. Class H	893,000	344,474

		110,481,035
COLOMBIA — 0.06%
Cementos Argos SA	78,171	329,669
Cemex Latam Holdings SAb	65,604	363,609
Grupo Argos SA/Colombia	16,188	126,150
Isagen SA ESP	306,081	406,254

		1,225,682
CZECH REPUBLIC — 0.09%
CEZ AS	27,690	718,886
Komercni Banka AS	4,899	1,090,950

		1,809,836
DENMARK — 1.12%
Carlsberg A/S Class B	8,307	757,110
Coloplast A/S Class B	26,838	2,192,173
Danske Bank A/S	75,689	2,147,931
Novo Nordisk A/S Class B	225,993	12,850,383
Novozymes A/S Class B	44,465	2,055,004
Tryg A/S	13,705	1,486,766
William Demant Holding A/Sa,b	10,650	874,707

		22,364,074
EGYPT — 0.01%
Global Telecom Holding SAE GDR[b]	100,163	219,357

		219,357

Security	Shares	Value

FINLAND — 0.57%
Fortum OYJ	39,905	$791,465
Kone OYJ Class B	46,011	1,983,422
Metso OYJ	10,011	285,269
Neste Oil OYJ	33,015	897,498
Nokia OYJ	400,653	2,713,913
Nokian Renkaat OYJ	18,957	618,362
Sampo OYJ Class A	58,430	2,838,941
UPM-Kymmene OYJ	41,961	762,184
Wartsila OYJ Abp	11,502	528,431

		11,419,485
FRANCE — 6.96%
Accor SA	17,975	986,751
Aeroports de Paris	8,552	1,052,686
Air Liquide SA	41,535	5,436,110
Airbus Group NV	61,557	4,276,617
Alcatel-Lucent[a,b]	380,961	1,345,117
Alstom SAb	22,365	702,588
ArcelorMittal[a]	101,444	1,081,827
Arkema SA	5,391	434,460
AXA SA	200,455	5,079,777
BNP Paribas SA	113,583	7,183,425
Bouygues SA	26,500	1,096,621
Bureau Veritas SA	12,141	286,037
Cap Gemini SA	19,425	1,730,451
Carrefour SA	81,792	2,821,966
Casino Guichard Perrachon SA	8,974	794,409
Cie. de Saint-Gobain	60,332	2,751,524
Cie. Generale des Etablissements Michelin Class B	20,874	2,331,317
CNP Assurances	28,610	514,065
Credit Agricole SA	121,410	1,891,719
Danone SA	54,607	3,947,358
Dassault Systemes	10,157	783,042
Edenred	19,383	519,207
Electricite de France SA	15,336	390,609
Essilor International SA	26,225	3,195,773
Eutelsat Communications SA	14,038	488,897
Fonciere Des Regions	2,308	218,355
GDF Suez	153,838	3,138,235
Gecina SA	7,286	998,497
Groupe Eurotunnel SE Registered	72,420	1,160,042
Hermes International	2,874	1,085,456
Iliad SA	3,195	753,086
Kering	11,734	2,170,165
L’Oreal SA	28,116	5,370,092
Lafarge SA	15,123	1,107,087
Lagardere SCA	19,809	635,943
Legrand SA	47,141	2,727,823
LVMH Moet Hennessy Louis Vuitton SE	25,717	4,512,771
Natixis SA	114,807	950,187
Orange SA	226,421	3,739,774
Pernod Ricard SA	16,614	2,066,467
Publicis Groupe SA	28,821	2,417,631
Remy Cointreau SA	2,982	224,514
Renault SA	22,152	2,335,790
Safran SA	24,777	1,811,592
Sanofi	121,080	12,373,668
Schneider Electric SE	60,784	4,552,573
SCOR SE	38,203	1,375,433
SES SA	34,080	1,193,386

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

Societe Generale SA	77,532	$3,883,902
Sodexo SA	18,151	1,837,028
STMicroelectronics NV	75,615	603,280
Suez Environnement Co.	22,379	456,398
Technip SA	15,627	1,065,884
Total SA	220,029	11,954,145
Unibail-Rodamco SE	9,372	2,588,692
Vallourec SA	12,354	290,709
Veolia Environnement SA	50,989	1,081,008
Vinci SA	61,018	3,748,247
Vivendi SA	136,815	3,436,400
Wendel SA	1,917	235,431

		139,222,044
GERMANY — 6.09%
adidas AG	21,939	1,804,939
Allianz SE Registered	51,781	8,854,339
BASF SE	105,861	10,614,344
Bayer AG Registered	83,598	12,168,477
Bayerische Motoren Werke AG	27,555	3,276,023
Brenntag AG	16,268	981,637
Celesio AG	20,319	603,364
Commerzbank AGb	114,066	1,552,333
Continental AG	9,951	2,348,872
Daimler AG Registered	102,117	9,878,499
Deutsche Bank AG Registered	146,669	4,720,952
Deutsche Boerse AG	31,142	2,593,134
Deutsche Post AG Registered	90,312	2,990,939
Deutsche Telekom AG Registered	355,284	6,558,919
Deutsche Wohnen AG Bearer	40,168	1,055,490
E.ON SE	209,640	3,279,373
Fresenius Medical Care AG & Co. KGaA	32,056	2,702,288
Fresenius SE & Co. KGaA	48,777	2,920,327
GEA Group AG	39,831	1,927,014
HeidelbergCement AG	11,076	854,512
Infineon Technologies AG	112,677	1,335,833
K+S AG Registered	25,134	825,766
Kabel Deutschland Holding AGb	5,020	675,019
Lanxess AG	6,121	328,369
Linde AG	23,004	4,505,842
MAN SE	4,121	447,048
Merck KGaA	20,876	2,264,170
METRO AG	26,199	949,855
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	22,578	4,424,931
Osram Licht AG	14,424	762,238
ProSiebenSat.1 Media AG Registered	34,475	1,772,775
RWE AG	55,052	1,375,037
SAP SE	102,580	7,808,282
Siemens AG Registered	90,750	9,915,782
ThyssenKrupp AG	59,218	1,583,271
Volkswagen AG	4,730	1,204,736

		121,864,729
GREECE — 0.08%
Alpha Bank AEb	287,606	100,228
FF Group[b]	7,240	218,234
Hellenic Telecommunications Organization SAb	29,070	263,853
JUMBO SA	15,640	161,058
National Bank of Greece SAb	201,773	282,621
OPAP SA	28,611	254,877
Piraeus Bank SAb	232,628	103,226

Security	Shares	Value

Public Power Corp. SAb	13,090	$87,861
Titan Cement Co. SA	7,480	188,589

		1,660,547
HONG KONG — 2.44%
AIA Group Ltd.	1,065,000	7,117,267
Bank of East Asia Ltd. (The)	257,400	1,119,109
BOC Hong Kong Holdings Ltd.[a]	532,500	2,071,289
Cathay Pacific Airways Ltd.	213,000	549,046
Cheung Kong Infrastructure Holdings Ltd.	213,000	1,808,170
CK Hutchison Holdings Ltd.	222,000	4,825,994
CLP Holdings Ltd.	213,500	1,871,635
Galaxy Entertainment Group Ltd.[a]	426,000	2,060,985
Hang Seng Bank Ltd.	85,200	1,663,077
Henderson Land Development Co. Ltd.	248,770	1,999,493
Hong Kong & China Gas Co. Ltd.	639,784	1,527,000
Hong Kong Exchanges and Clearing Ltd.	102,500	3,922,192
Hutchison Whampoa Ltd.	213,000	3,138,192
Li & Fung Ltd.[a]	854,000	871,502
Link REIT (The)	319,500	1,984,728
MTR Corp. Ltd.	213,000	1,049,728
New World Development Co. Ltd.	540,000	717,571
Power Assets Holdings Ltd.	226,000	2,287,364
Sands China Ltd.[a]	255,600	1,046,980
Shangri-La Asia Ltd.[a]	10,666	16,238
SJM Holdings Ltd.[a]	213,000	271,226
Sun Hung Kai Properties Ltd.	214,000	3,564,297
Swire Pacific Ltd. Class A	108,000	1,461,615
Wharf Holdings Ltd. (The)	213,000	1,540,242
Wynn Macau Ltd.[a]	170,800	347,719

		48,832,659
HUNGARY — 0.06%
MOL Hungarian Oil & Gas PLC	10,651	592,409
OTP Bank PLC	28,968	642,875

		1,235,284
INDIA — 1.28%
Dr. Reddy’s Laboratories Ltd. ADR	37,779	1,963,752
ICICI Bank Ltd. ADR	240,860	2,632,600
Infosys Ltd. ADR	137,604	4,262,972
Larsen & Toubro Ltd. GDR[c]	108,057	2,760,856
Mahindra & Mahindra Ltd. GDR[a]	96,943	1,744,974
Reliance Industries Ltd. GDR[d]	151,080	4,064,052
Sesa Sterlite Ltd. ADR	75,017	985,723
State Bank of India GDR[c]	64,760	2,736,110
Tata Motors Ltd. ADR	61,361	2,527,460
Wipro Ltd. ADR	165,985	1,903,848

		25,582,347
INDONESIA — 0.55%
Astra International Tbk PT	1,278,000	675,356
Bank Central Asia Tbk PT	2,023,500	2,103,503
Bank Mandiri Persero Tbk PT	1,491,242	1,236,710
Bank Rakyat Indonesia Persero Tbk PT	1,725,300	1,547,280
Bumi Serpong Damai Tbk PT	319,500	45,969
Charoen Pokphand Indonesia Tbk PT	639,000	139,754
Global Mediacom Tbk PT	532,500	63,674
Gudang Garam Tbk PT	108,000	416,586

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

Kalbe Farma Tbk PT	3,536,200	$489,680
Lippo Karawaci Tbk PT	1,810,500	165,511
Matahari Department Store Tbk PT	213,000	287,560
Media Nusantara Citra Tbk PT	617,700	105,075
Perusahaan Gas Negara Persero Tbk PT	1,704,000	538,970
Semen Indonesia Persero Tbk PT	660,300	636,741
Telekomunikasi Indonesia Persero Tbk PT	6,610,000	1,333,473
Unilever Indonesia Tbk PT	213,000	700,004
United Tractors Tbk PT	319,545	527,542

		11,013,388
IRELAND — 0.27%
Bank of Ireland[b]	3,042,492	1,176,196
CRH PLC	74,707	2,102,450
Irish Bank Resolution Corp. Ltd.[b]	64,486	1
Kerry Group PLC Class A	28,558	2,097,003

		5,375,650
ISRAEL — 0.43%
Bank Hapoalim BM	89,460	448,018
Bank Leumi le-Israel BMb	89,460	347,995
Bezeq The Israeli Telecommunication Corp. Ltd.	294,430	557,952
Delek Group Ltd.	1,709	476,368
Israel Chemicals Ltd.	33,654	235,608
Israel Corp. Ltd. (The)	213	78,501
NICE-Systems Ltd.	13,632	828,053
Teva Pharmaceutical Industries Ltd.	93,507	5,711,386

		8,683,881
ITALY — 1.56%
Assicurazioni Generali SpA	140,016	2,742,523
Banca Monte dei Paschi di Siena SpA[a,b]	519,390	321,847
CNH Industrial NV	129,119	1,137,942
Enel Green Power SpA	56,232	109,576
Enel SpA	682,878	3,241,382
Eni SpA	255,600	4,920,568
EXOR SpA	27,903	1,291,627
Finmeccanica SpA[b]	67,543	866,597
Intesa Sanpaolo SpA	1,419,081	4,795,895
Luxottica Group SpA	24,813	1,640,448
Mediobanca SpA	94,785	926,163
Prysmian SpA	23,643	484,825
Saipem SpA[a,b]	29,671	394,319
Snam SpA	115,219	601,130
Telecom Italia SpA[b]	1,330,032	1,578,299
Telecom Italia SpA RSP	487,782	470,062
Tenaris SA	43,745	673,514
Terna Rete Elettrica Nazionale SpA	51,334	242,399
UniCredit SpA[a]	483,783	3,496,564
Unione di Banche Italiane SpA	152,523	1,218,586

		31,154,266
JAPAN — 15.75%
Advantest Corp.	21,300	252,211
Aeon Co. Ltd.	85,200	1,061,529
AEON Financial Service Co. Ltd.	21,300	545,538
Aeon Mall Co. Ltd.	23,500	439,876
Aisin Seiki Co. Ltd.	21,400	981,750
Ajinomoto Co. Inc.	12,000	266,834

Security	Shares	Value

ANA Holdings Inc.	213,000	$590,569
Asahi Glass Co. Ltd.	213,000	1,434,595
Asahi Group Holdings Ltd.	63,900	2,058,715
Asahi Kasei Corp.	213,000	2,014,841
Astellas Pharma Inc.	276,900	4,325,767
Bandai Namco Holdings Inc.	21,600	444,382
Bridgestone Corp.	85,200	3,574,741
Canon Inc.	106,500	3,811,645
Casio Computer Co. Ltd.[a]	65,500	1,332,769
Chubu Electric Power Co. Inc.	63,900	847,141
Chugai Pharmaceutical Co. Ltd.	42,600	1,301,103
Chugoku Electric Power Co. Inc. (The)	21,300	311,838
Citizen Holdings Co. Ltd.	85,200	671,376
Credit Saison Co. Ltd.	42,600	809,852
Dai-ichi Life Insurance Co. Ltd. (The)	106,500	1,756,756
Daiichi Sankyo Co. Ltd.	95,600	1,666,030
Daikin Industries Ltd.	42,700	2,891,625
Daito Trust Construction Co. Ltd.	2,600	303,627
Daiwa Securities Group Inc.	213,000	1,779,895
Denso Corp.	63,900	3,184,588
Dentsu Inc.	21,300	993,181
East Japan Railway Co.	42,600	3,771,597
Eisai Co. Ltd.	42,700	2,865,935
Electric Power Development Co. Ltd.	21,300	719,077
FANUC Corp.	21,300	4,721,171
Fast Retailing Co. Ltd.	1,300	513,775
Fuji Heavy Industries Ltd.	63,900	2,148,956
FUJIFILM Holdings Corp.	63,900	2,421,547
Fujitsu Ltd.	213,000	1,411,812
GungHo Online Entertainment Inc.[a]	106,500	437,854
Gunma Bank Ltd. (The)	213,000	1,514,690
Hachijuni Bank Ltd. (The)	213,000	1,667,761
Hino Motors Ltd.	42,600	558,887
Hitachi Construction Machinery Co. Ltd.	21,300	379,652
Hitachi High-Technologies Corp.	21,300	621,183
Hitachi Ltd.	426,000	2,916,535
Hokuriku Electric Power Co.	21,300	315,753
Honda Motor Co. Ltd.	170,400	5,754,756
Hoya Corp.	85,200	3,304,197
Hulic Co. Ltd.	40,400	435,160
IBIDEN Co. Ltd.	21,300	373,778
Idemitsu Kosan Co. Ltd.	4,800	93,216
IHI Corp.	213,000	982,502
INPEX Corp.	85,200	1,075,056
Isetan Mitsukoshi Holdings Ltd.	42,600	692,023
Isuzu Motors Ltd.	106,500	1,418,131
ITOCHU Corp.	191,700	2,370,820
Japan Exchange Group Inc.	42,400	1,236,534
Japan Prime Realty Investment Corp.	213	766,245
Japan Retail Fund Investment Corp.	426	907,746
Japan Tobacco Inc.	127,800	4,497,082
JFE Holdings Inc.	42,700	966,968
JSR Corp.	42,600	730,113
JTEKT Corp.	63,900	1,094,635
JX Holdings Inc.	213,000	930,351
Kansai Electric Power Co. Inc. (The)[b]	85,200	859,333
Kao Corp.	63,900	3,069,784
Kawasaki Heavy Industries Ltd.	213,000	1,099,975
KDDI Corp.	191,700	4,549,411
Keikyu Corp.	213,000	1,696,240
Keio Corp.	213,000	1,648,183
Kintetsu Group Holdings Co. Ltd.	213,000	756,455
Kirin Holdings Co. Ltd.	63,900	846,874

126

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

Kobe Steel Ltd.	213,000	$388,017
Komatsu Ltd.	106,500	2,154,563
Konica Minolta Inc.	108,000	1,199,398
Kubota Corp.	213,000	3,339,972
Kuraray Co. Ltd.	85,200	1,157,644
Kurita Water Industries Ltd.	42,700	1,113,261
Kyocera Corp.	43,200	2,263,785
Kyushu Electric Power Co. Inc.[b]	42,600	454,585
Mabuchi Motor Co. Ltd.	43,200	2,588,318
Marubeni Corp.	213,000	1,323,886
Mazda Motor Corp.	85,200	1,675,593
MEIJI Holdings Co. Ltd.	21,695	2,487,302
Mitsubishi Chemical Holdings Corp.	213,500	1,333,238
Mitsubishi Corp.	170,400	3,688,654
Mitsubishi Electric Corp.	213,000	2,783,755
Mitsubishi Estate Co. Ltd.	213,000	5,024,643
Mitsubishi Heavy Industries Ltd.	427,000	2,382,451
Mitsubishi Motors Corp.	85,200	788,137
Mitsubishi UFJ Financial Group Inc.	1,457,200	10,422,140
Mitsui & Co. Ltd.	149,100	2,093,779
Mitsui Chemicals Inc.	213,000	706,618
Mitsui Fudosan Co. Ltd.	51,000	1,517,812
Mitsui OSK Lines Ltd.	213,000	752,895
Mizuho Financial Group Inc.	2,364,300	4,518,387
MS&AD Insurance Group Holdings Inc.	62,700	1,803,666
Murata Manufacturing Co. Ltd.	21,300	3,020,481
Nabtesco Corp.	21,600	596,541
NEC Corp.	342,000	1,148,859
Nidec Corp.	42,600	3,189,571
Nikon Corp.	42,600	605,876
Nintendo Co. Ltd.	21,300	3,616,746
Nippon Building Fund Inc.	231	1,148,533
Nippon Steel & Sumitomo Metal Corp.	852,860	2,230,678
Nippon Telegraph & Telephone Corp.	42,600	2,877,734
Nissan Motor Co. Ltd.	234,300	2,449,313
Nisshin Seifun Group Inc.	36,425	427,348
Nissin Foods Holdings Co. Ltd.	21,300	1,021,660
Nitto Denko Corp.	21,600	1,389,281
Nomura Holdings Inc.	397,600	2,569,598
Nomura Real Estate Holdings Inc.	21,600	440,772
NTT DOCOMO Inc.	149,100	2,647,593
NTT Urban Development Corp.	42,600	447,466
Olympus Corp.[b]	42,600	1,544,949
Omron Corp.	42,600	1,965,004
Ono Pharmaceutical Co. Ltd.	21,600	2,341,038
ORIX Corp.	149,100	2,310,570
Osaka Gas Co. Ltd.	213,000	906,322
Otsuka Holdings Co. Ltd.	42,600	1,350,406
Panasonic Corp.	234,300	3,375,392
Rakuten Inc.	106,500	1,865,775
Resona Holdings Inc.	234,300	1,256,374
Sanrio Co. Ltd.[a]	21,300	573,126
Santen Pharmaceutical Co. Ltd.	106,500	1,407,007
SBI Holdings Inc./Japan	38,100	509,719
Secom Co. Ltd.	21,600	1,532,775
Seven & I Holdings Co. Ltd.	106,500	4,605,478
Sharp Corp./Japan[a,b]	213,000	462,773
Shikoku Electric Power Co. Inc.	21,300	289,767
Shin-Etsu Chemical Co. Ltd.	42,600	2,618,225
Shiseido Co. Ltd.	42,600	769,804
Showa Shell Sekiyu KK	85,200	824,447
SMC Corp./Japan	3,200	967,461
SoftBank Corp.	106,500	6,679,055

Security	Shares	Value

Sony Corp.[b]	127,800	$3,892,096
Stanley Electric Co. Ltd.	42,600	962,211
Sumitomo Chemical Co. Ltd.	213,000	1,201,429
Sumitomo Corp.	116,100	1,376,183
Sumitomo Dainippon Pharma Co. Ltd.	42,600	480,216
Sumitomo Electric Industries Ltd.	85,200	1,208,905
Sumitomo Heavy Industries Ltd.	213,000	1,334,921
Sumitomo Mitsui Financial Group Inc.	149,100	6,531,146
Sumitomo Mitsui Trust Holdings Inc.	426,000	1,887,756
Sumitomo Rubber Industries Ltd.	21,300	395,315
Suzuki Motor Corp.	42,600	1,382,088
T&D Holdings Inc.	63,900	926,168
Taiyo Nippon Sanso Corp.	102,000	1,321,985
Takeda Pharmaceutical Co. Ltd.	85,200	4,383,525
TDK Corp.	21,600	1,561,294
Terumo Corp.	43,200	1,115,468
THK Co. Ltd.	21,300	541,088
Toho Gas Co. Ltd.	213,000	1,293,983
Tohoku Electric Power Co. Inc.	63,900	804,690
Tokio Marine Holdings Inc.	63,900	2,616,979
Tokyo Electric Power Co. Inc.[b]	170,400	697,719
Tokyo Electron Ltd.	21,600	1,191,276
Tokyo Gas Co. Ltd.	213,000	1,232,577
Tokyu Corp.	68,000	454,015
Tokyu Fudosan Holdings Corp.	127,800	952,600
TonenGeneral Sekiyu KK	14,000	134,420
Toray Industries Inc.	213,000	1,853,760
Toshiba Corp.	427,000	1,716,992
Toyo Seikan Group Holdings Ltd.	85,200	1,354,144
Toyo Suisan Kaisha Ltd.	21,300	745,776
Toyota Industries Corp.	42,700	2,433,475
Toyota Motor Corp.	298,200	20,826,904
Toyota Tsusho Corp.	42,600	1,099,975
Unicharm Corp.	63,900	1,610,449
United Urban Investment Corp.	426	677,428
USS Co. Ltd.	63,900	1,129,877
West Japan Railway Co.	21,300	1,182,028
Yahoo Japan Corp.	201,100	825,103
Yakult Honsha Co. Ltd.	21,300	1,340,261
Yamada Denki Co. Ltd.[a]	122,500	502,611
Yamaha Motor Co. Ltd.	42,600	1,007,776
Yamato Holdings Co. Ltd.	63,900	1,435,841
Yamazaki Baking Co. Ltd.	7,000	125,002
Yokogawa Electric Corp.	42,600	499,082

		314,987,080
MALAYSIA — 0.73%
Alliance Financial Group Bhd	362,100	481,919
Axiata Group Bhd	276,900	524,023
Berjaya Sports Toto Bhd	93,362	85,458
British American Tobacco Malaysia Bhd	21,300	400,582
Bumi Armada Bhd[b]	702,900	234,859
CIMB Group Holdings Bhd	489,900	811,571
DiGi.Com Bhd	447,300	754,815
Genting Bhd	234,300	575,635
Genting Malaysia Bhd	213,000	257,167
Hong Leong Bank Bhd	85,200	336,829
Hong Leong Financial Group Bhd	63,900	290,658
IHH Healthcare Bhd	170,400	283,242
IOI Corp. Bhd	353,500	430,771
IOI Properties Group Bhd	426,015	255,980
Kuala Lumpur Kepong Bhd	63,900	397,233

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

Lafarge Malaysia Bhd	106,500	$288,565
Malayan Banking Bhd	383,400	991,468
Malaysia Airports Holdings Bhd	213,000	385,750
Maxis Bhd	319,500	622,583
Petronas Chemicals Group Bhd	234,300	386,169
Petronas Dagangan Bhd	42,600	255,971
Petronas Gas Bhd	127,800	815,279
PPB Group Bhd	42,600	183,486
Public Bank Bhd	256,640	1,403,720
RHB Capital Bhd	85,200	188,988
Sapurakencana Petroleum Bhd	511,200	381,803
Sime Darby Bhd	213,000	541,845
Tenaga Nasional Bhd	340,800	1,374,109
UEM Sunrise Bhd	660,300	239,165
UMW Holdings Bhd	63,900	190,902
YTL Corp. Bhd	340,853	159,827

		14,530,372
MEXICO — 1.01%
Alfa SAB de CV	426,000	863,875
America Movil SAB de CV	3,791,400	3,976,294
Cemex SAB de CV CPO[b]	1,686,706	1,625,116
Fibra Uno Administracion SA de CV	272,500	679,081
Fomento Economico Mexicano SAB de CVb	319,500	2,892,803
Gentera SAB de CVb	191,700	326,844
Grupo Aeroportuario del Sureste SAB de CV Series B	42,600	602,217
Grupo Financiero Banorte SAB de CV	285,500	1,625,917
Grupo Financiero Inbursa SAB de CV Series O	255,600	609,510
Grupo Financiero Santander Mexico SAB de CV Series B	255,600	520,156
Grupo Mexico SAB de CV Series B	499,129	1,538,891
Grupo Televisa SAB[b]	255,600	1,857,983
Industrias Penoles SAB de CV	11,715	198,449
Kimberly-Clark de Mexico SAB de CV Series A	404,700	896,558
Minera Frisco SAB de CV Series A1[b]	106,500	88,329
OHL Mexico SAB de CVb	85,200	171,444
Wal-Mart de Mexico SAB de CV	702,900	1,658,308

		20,131,775
NETHERLANDS — 1.99%
Aegon NV	255,387	2,021,819
Akzo Nobel NV	33,441	2,563,855
ASML Holding NV	40,334	4,370,930
Fiat Chrysler Automobiles NVa,b	121,836	1,822,586
Gemalto NVa	8,307	773,529
Heineken NV	25,347	1,998,405
ING Groep NV CVA[b]	449,004	6,940,697
Koninklijke Ahold NV	131,060	2,540,665
Koninklijke DSM NV	24,925	1,423,019
Koninklijke KPN NV	346,125	1,283,397
Koninklijke Philips NV	118,252	3,399,474
OCI NVb	10,965	326,891
Reed Elsevier NV	93,632	2,259,438
TNT Express NV	67,475	576,141
Unilever NV CVA	173,761	7,606,263

		39,907,109
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	347,911	1,221,106
Fletcher Building Ltd.	71,357	451,463

Security	Shares	Value

Spark New Zealand Ltd.	231,632	$523,769

		2,196,338
NORWAY — 0.49%
DNB ASA	103,305	1,837,021
Gjensidige Forsikring ASA	34,886	606,934
Norsk Hydro ASA	160,815	759,526
Orkla ASA	88,608	694,942
Seadrill Ltd.[a]	43,878	555,790
Statoil ASA	119,976	2,531,509
Subsea 7 SA	42,600	472,894
Telenor ASA	58,362	1,318,963
Yara International ASA	21,957	1,125,895

		9,903,474
PERU — 0.10%
Cia. de Minas Buenaventura SA ADR	19,849	221,912
Credicorp Ltd.	10,451	1,594,300
Southern Copper Corp.	4,569	148,858

		1,965,070
PHILIPPINES — 0.25%
Ayala Land Inc.	1,299,300	1,127,733
Bank of the Philippine Islands	540,345	1,229,215
Jollibee Foods Corp.	253,640	1,133,491
Metropolitan Bank & Trust Co.	758,318	1,583,732

		5,074,171
POLAND — 0.30%
Alior Bank SAb	17,892	436,257
Bank Handlowy w Warszawie SA	8,946	282,576
Bank Millennium SA	159,324	323,583
Bank Pekao SA	10,650	553,289
Cyfrowy Polsat SA	106,349	740,209
Eurocash SA	14,910	151,161
KGHM Polska Miedz SA	15,762	552,244
mBank SA	2,644	341,681
Orange Polska SA	81,579	230,558
Polski Koncern Naftowy Orlen SA	30,785	584,123
Powszechna Kasa Oszczednosci Bank Polski SA	76,041	760,600
Powszechny Zaklad Ubezpieczen SA	4,047	526,970
Synthos SA	159,185	208,183
Tauron Polska Energia SA	277,199	370,203

		6,061,637
PORTUGAL — 0.11%
Banco Espirito Santo SA Registered[b]	1	—
EDP — Energias de Portugal SA	279,850	1,120,129
Galp Energia SGPS SA	35,997	491,701
Jeronimo Martins SGPS SAa	39,236	572,656

		2,184,486
QATAR — 0.14%
Masraf Al Rayan QSC	76,263	1,016,128
Ooredoo QSC	13,152	359,507

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

Qatar National Bank SAQ	26,274	$1,429,170

		2,804,805
RUSSIA — 0.86%
Gazprom OAO ADR	563,417	3,337,682
Lukoil OAO ADR	50,348	2,580,335
Magnit PJSC GDR[c]	39,192	2,161,439
MegaFon OAO GDR[c]	25,986	441,762
MMC Norilsk Nickel OJSC ADR	69,717	1,290,462
Mobile TeleSystems OJSC ADR	79,449	959,744
NOVATEK OAO GDR[c]	19,170	1,863,324
Rosneft OAO GDR[c]	87,808	433,771
RusHydro OJSC ADR	177,948	215,317
Sberbank of Russia ADR	186,995	1,116,547
Sistema JSFC GDR[c]	47,925	361,834
Surgutneftegas OAO ADR	174,247	1,261,548
Tatneft OAO ADR	19,202	659,397
Uralkali PJSC GDR[c]	30,931	458,088

		17,141,250
SINGAPORE — 1.02%
Ascendas REIT	213,000	397,199
CapitaLand Ltd.[a]	234,400	653,004
DBS Group Holdings Ltd.	213,500	3,399,430
Genting Singapore PLC	1,430,500	1,106,989
Global Logistic Properties Ltd.	426,000	884,451
Hutchison Port Holdings Trust	427,000	288,225
Keppel Corp. Ltd.[a]	234,300	1,542,483
Noble Group Ltd.	852,199	556,530
Oversea-Chinese Banking Corp. Ltd.[a]	234,875	1,893,824
Sembcorp Marine Ltd[a]	427,000	957,450
Singapore Airlines Ltd.	213,000	1,961,874
Singapore Telecommunications Ltd.	852,000	2,849,541
United Overseas Bank Ltd.	213,000	3,938,221

		20,429,221
SOUTH AFRICA — 1.64%
African Bank Investments Ltd.[b]	334,618	280
Anglo American Platinum Ltd.[b]	12,783	349,775
AngloGold Ashanti Ltd.[b]	49,723	560,770
Aspen Pharmacare Holdings Ltd.[b]	53,484	1,619,351
Bidvest Group Ltd. (The)	26,412	712,823
FirstRand Ltd.	327,381	1,556,108
Foschini Group Ltd. (The)	33,867	499,104
Gold Fields Ltd.	130,153	590,885
Growthpoint Properties Ltd.	641,686	1,497,928
Impala Platinum Holdings Ltd.[b]	69,496	383,630
Imperial Holdings Ltd.	16,401	273,653
Investec Ltd.	51,333	485,545
Kumba Iron Ore Ltd.	14,271	191,169
MMI Holdings Ltd./South Africa	130,225	368,690
Mr. Price Group Ltd.	47,925	1,019,496
MTN Group Ltd.	159,537	3,189,099
Nampak Ltd.	99,897	356,353
Naspers Ltd. Class N	45,519	7,123,314
PPC Ltd.	74,763	106,428
Rand Merchant Insurance Holdings Ltd.	177,642	695,642
Redefine Properties Ltd.	1,607,125	1,621,084
Remgro Ltd.	52,398	1,160,052
RMB Holdings Ltd.	123,753	742,343

Security	Shares	Value

Sappi Ltd.[b]	92,655	$378,179
Sasol Ltd.	68,373	2,748,553
Shoprite Holdings Ltd.	32,589	463,916
Standard Bank Group Ltd.	68,799	1,004,697
Steinhoff International Holdings Ltd.	230,989	1,460,182
Tiger Brands Ltd.	20,022	519,132
Truworths International Ltd.	62,196	451,118
Woolworths Holdings Ltd./South Africa	101,605	760,753

		32,890,052
SOUTH KOREA — 3.19%
AmorePacific Corp.	637	2,307,937
AmorePacific Group	848	1,289,403
BNK Financial Group Inc.	20,310	304,082
Celltrion Inc.[a,b]	7,799	623,483
Cheil Worldwide Inc.[b]	8,307	177,841
CJ CheilJedang Corp.	1,506	587,930
Coway Co. Ltd.	5,751	484,436
Daelim Industrial Co. Ltd.	2,392	185,201
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,910	252,441
DGB Financial Group Inc.	19,876	225,274
Dongbu Insurance Co. Ltd.	5,751	293,451
Doosan Heavy Industries & Construction Co. Ltd.	3,326	94,630
E-Mart Co. Ltd.	2,160	446,306
GS Engineering & Construction Corp.[b]	6,908	207,820
GS Holdings Corp.	4,641	217,330
Hana Financial Group Inc.	28,454	841,410
Hankook Tire Co. Ltd.	4,925	207,199
Hyundai Department Store Co. Ltd.	1,704	232,075
Hyundai Development Co. Engineering & Construction	5,758	307,774
Hyundai Engineering & Construction Co. Ltd.	7,455	360,928
Hyundai Glovis Co. Ltd.	1,704	375,134
Hyundai Heavy Industries Co. Ltd.[b]	4,473	584,160
Hyundai Marine & Fire Insurance Co. Ltd.	5,514	147,109
Hyundai Mobis Co. Ltd.	6,816	1,503,716
Hyundai Motor Co.	15,975	2,518,447
Hyundai Steel Co.	5,751	422,205
Hyundai Wia Corp.	1,491	212,106
Industrial Bank of Korea	27,477	379,347
Kangwon Land Inc.	12,141	415,082
KB Financial Group Inc.	42,830	1,636,090
Kia Motors Corp.	24,708	1,143,206
Korea Aerospace Industries Ltd.	12,141	742,957
Korea Electric Power Corp.	44,091	1,926,925
Korea Gas Corp.	4,970	214,888
Korea Investment Holdings Co. Ltd.	10,437	671,784
Korea Zinc Co. Ltd.	1,065	474,382
KT Corp.[b]	19,170	569,556
KT&G Corp.	11,289	1,001,477
LG Chem Ltd.	4,477	1,140,132
LG Corp.	10,650	662,645
LG Display Co. Ltd.	44,730	1,245,514
LG Electronics Inc.	11,502	648,060
LG Household & Health Care Ltd.	1,491	1,095,996
LG Uplus Corp.	38,340	384,473
Lotte Chemical Corp.	1,917	448,850
Lotte Confectionery Co. Ltd.	213	370,564
Lotte Shopping Co. Ltd.	1,278	308,770
Mirae Asset Securities Co. Ltd.	8,060	446,608
NAVER Corp.	2,982	1,808,116
NCsoft Corp.	1,704	325,063
OCI Co. Ltd.[a]	2,556	237,718

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

Orion Corp./Republic of Korea	222	$259,483
POSCO	6,258	1,471,097
S-1 Corp.	4,047	302,392
S-Oil Corp.	4,260	291,683
Samsung C&T Corp.	11,928	636,457
Samsung Electro-Mechanics Co. Ltd.	6,180	389,132
Samsung Electronics Co. Ltd.	12,567	16,529,356
Samsung Fire & Marine Insurance Co. Ltd.	3,408	898,097
Samsung Heavy Industries Co. Ltd.[a]	16,762	283,797
Samsung Life Insurance Co. Ltd.	4,899	479,846
Samsung SDI Co. Ltd.	5,926	663,358
Samsung Securities Co. Ltd.	5,964	364,405
Shinhan Financial Group Co. Ltd.	42,477	1,751,384
Shinsegae Co. Ltd.	639	120,111
SK C&C Co. Ltd.	3,834	910,217
SK Holdings Co. Ltd.	2,982	514,618
SK Hynix Inc.	57,855	2,490,679
SK Innovation Co. Ltd.[b]	5,964	656,485
SK Telecom Co. Ltd.	2,556	684,302
Woori Bank	37,296	374,004
Yuhan Corp.	522	112,483

		63,891,417
SPAIN — 2.48%
Abertis Infraestructuras SA	51,607	952,141
ACS Actividades de Construccion y Servicios SA	33,623	1,187,744
Amadeus IT Holding SA Class A	52,976	2,423,761
Banco Bilbao Vizcaya Argentaria SA	583,232	5,881,865
Banco de Sabadell SAa	520,380	1,397,719
Banco Popular Espanol SA	213,434	1,116,415
Banco Santander SA	1,470,339	11,131,106
Bankia SAb	539,574	753,961
CaixaBank SA	256,574	1,289,743
Distribuidora Internacional de Alimentacion SA	85,085	684,174
Ferrovial SA	84,077	1,912,513
Gas Natural SDG SA	25,773	634,059
Grifols SA	12,533	534,298
Iberdrola SA	561,682	3,761,880
Inditex SA	112,890	3,627,355
International Consolidated Airlines Group SAb	103,518	867,658
Red Electrica Corp. SA	8,183	687,801
Repsol SA	114,213	2,356,777
Telefonica SA	480,854	7,349,517
Zardoya Otis SA	76,855	991,239

		49,541,726
SWEDEN — 2.12%
Alfa Laval AB	81,792	1,526,067
Assa Abloy AB Class B	35,358	2,053,219
Atlas Copco AB Class A	88,608	2,764,241
Electrolux AB Class B	50,907	1,525,927
Getinge AB Class B	47,967	1,167,244
Hennes & Mauritz AB Class B	112,890	4,492,428
Hexagon AB Class B	25,134	932,477
Husqvarna AB Class B	158,763	1,175,938
Investor AB Class B	48,138	1,961,181
Lundin Petroleum ABa,b	22,791	368,462
Millicom International Cellular SA SDR	9,215	718,409
Nordea Bank AB	378,288	4,811,078
Sandvik AB	167,205	2,102,490
Securitas AB Class B	85,086	1,271,651

Security	Shares	Value

Skandinaviska Enskilda Banken AB Class A	120,771	$1,530,184
Skanska AB Class B	93,525	2,083,224
Svenska Cellulosa AB SCA Class B	28,699	726,553
Svenska Handelsbanken AB Class A	41,686	1,923,965
Swedbank AB Class A	69,651	1,621,507
Tele2 AB Class B	52,466	699,936
Telefonaktiebolaget LM Ericsson Class B	288,828	3,163,139
TeliaSonera AB	300,422	1,870,813
Volvo AB Class B	135,255	1,859,476

		42,349,609
SWITZERLAND — 6.49%
ABB Ltd. Registered[b]	279,456	6,138,547
Actelion Ltd. Registered[b]	11,076	1,465,924
Adecco SA Registered[b]	16,760	1,372,069
Aryzta AGb	9,798	661,985
Barry Callebaut AG Registered[b]	213	258,037
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	213	1,168,556
Cie. Financiere Richemont SA Class A Registered	55,036	4,913,824
Credit Suisse Group AG Registered[b]	149,526	3,957,994
Geberit AG Registered	4,876	1,734,626
Givaudan SA Registered[b]	804	1,512,059
Holcim Ltd. Registered[b]	19,596	1,581,233
Julius Baer Group Ltd.[b]	30,663	1,616,116
Kuehne + Nagel International AG Registered	8,174	1,226,667
Nestle SA Registered	349,746	27,213,666
Novartis AG Registered	248,193	25,603,430
Roche Holding AG	74,367	21,383,787
SGS SA Registered	426	827,538
Sonova Holding AG Registered	5,325	737,736
Sulzer AG Registered	2,658	298,454
Swatch Group AG (The) Bearer	3,701	1,660,690
Swiss Life Holding AG Registered[b]	3,699	879,248
Swiss Prime Site AG Registered[b]	8,492	745,055
Swiss Re AG	46,235	4,100,895
Swisscom AG Registered	2,556	1,519,577
Syngenta AG Registered	11,503	3,860,116
Transocean Ltd.[a]	40,470	722,663
UBS Group AGb	413,098	8,315,752
Zurich Insurance Group AGb	13,812	4,269,351

		129,745,595
TAIWAN — 2.69%
Acer Inc.[b]	696,792	457,308
Advanced Semiconductor Engineering Inc.	1,278,218	1,819,706
Asia Cement Corp.	442,440	560,526
AU Optronics Corp.	2,007,000	1,012,478
Cathay Financial Holding Co. Ltd.	934,318	1,638,244
Chailease Holding Co. Ltd.	41,470	113,878
Chang Hwa Commercial Bank Ltd.	867,482	531,094
China Development Financial Holding Corp.	1,917,000	801,202
China Steel Corp.	1,533,288	1,289,171
Chunghwa Telecom Co. Ltd.	639,000	2,065,598
Compal Electronics Inc.[b]	639,000	584,209
CTBC Financial Holding Co. Ltd.	1,411,627	1,101,609
Delta Electronics Inc.	213,000	1,286,652
E.Sun Financial Holding Co. Ltd.	1,109,367	760,684
Epistar Corp.	213,000	333,834
Far EasTone Telecommunications Co. Ltd.[b]	426,000	1,016,803
First Financial Holding Co. Ltd.	1,224,436	771,619
Formosa Chemicals & Fibre Corp.	218,340	557,506

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

Formosa Petrochemical Corp.	213,000	$549,435
Formosa Plastics Corp.	219,960	566,670
Highwealth Construction Corp.	171,600	449,367
Hon Hai Precision Industry Co. Ltd.	1,584,038	4,758,424
HTC Corp.[b]	43,000	177,611
Hua Nan Financial Holdings Co. Ltd.	1,603,523	986,953
Innolux Corp.	1,133,688	588,573
MediaTek Inc.	60,000	773,852
Mega Financial Holding Co. Ltd.	925,195	824,718
Nan Ya Plastics Corp.	429,840	1,059,653
Pegatron Corp.	426,000	1,269,960
Quanta Computer Inc.	426,000	1,071,051
Shin Kong Financial Holding Co. Ltd.	916,467	297,749
Siliconware Precision Industries Co. Ltd.	852,000	1,407,667
SinoPac Financial Holdings Co. Ltd.	1,357,794	616,252
Synnex Technology International Corp.	213,000	302,537
Taishin Financial Holding Co. Ltd.	1,382,141	634,072
Taiwan Business Bank[b]	1,831,410	603,972
Taiwan Cement Corp.	426,000	606,465
Taiwan Cooperative Financial Holding Co. Ltd.	2,136,208	1,154,387
Taiwan Mobile Co. Ltd.	426,000	1,502,253
Taiwan Semiconductor Manufacturing Co. Ltd.	2,769,000	13,290,766
U-Ming Marine Transport Corp.	426,000	640,544
Uni-President Enterprises Corp.	494,897	812,816
United Microelectronics Corp.	2,130,000	1,015,412
Vanguard International Semiconductor Corp.	222,000	342,866
Yuanta Financial Holding Co. Ltd.	1,255,050	731,491

		53,737,637
THAILAND — 0.51%
Advanced Info Service PCL NVDR	85,200	620,294
Airports of Thailand PCL NVDR	63,900	562,142
Bangkok Bank PCL NVDR	192,540	1,080,537
Banpu PCL NVDR	213,500	187,821
BEC World PCL NVDR	278,300	339,802
BTS Group Holdings PCL NVDR	511,200	143,443
Central Pattana PCL NVDR	106,500	135,689
Charoen Pokphand Foods PCL NVDR	669,700	453,035
CP ALL PCL NVDR	729,400	929,313
Glow Energy PCL NVDR	243,300	631,038
Home Product Center PCL NVDR	114,785	25,071
Indorama Ventures PCL NVDR	391,288	293,184
Minor International PCL NVDR	280,820	281,118
PTT Exploration & Production PCL NVDR	136,199	483,400
PTT Global Chemical PCL NVDR	213,601	416,316
PTT PCL NVDR	64,000	691,157
Siam Cement PCL (The) NVDR	64,200	1,047,766
Siam Commercial Bank PCL (The) NVDR	213,000	1,027,362
Thai Oil PCL NVDR	137,800	244,541
TMB Bank PCL NVDR	2,513,400	198,236
True Corp. PCL NVDR[b]	943,360	349,128

		10,140,393
TURKEY — 0.33%
Akbank TAS	119,280	347,342
Anadolu Efes Biracilik ve Malt Sanayii ASb	54,365	457,250
Arcelik AS	123,560	665,108
BIM Birlesik Magazalar AS	37,757	698,642
Coca-Cola Icecek AS	18,105	306,922
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	410,290	473,916
Enka Insaat ve Sanayi AS	48,868	105,037

Security	Shares	Value

Haci Omer Sabanci Holding AS	52,611	$192,142
KOC Holding AS	41,217	194,903
TAV Havalimanlari Holding AS	15,336	134,720
Tupras Turkiye Petrol Rafinerileri ASb	28,359	687,999
Turk Hava Yollari AOb	145,519	483,042
Turk Telekomunikasyon AS	89,938	248,450
Turkiye Garanti Bankasi AS	195,747	622,697
Turkiye Halk Bankasi AS	52,185	264,324
Turkiye Is Bankasi Class C	82,891	186,533
Turkiye Sise ve Cam Fabrikalari AS	50,960	65,149
Turkiye Vakiflar Bankasi Tao Class D	53,252	94,554
Ulker Biskuvi Sanayi AS	22,152	169,339
Yapi ve Kredi Bankasi AS	85,728	134,273

		6,532,342
UNITED ARAB EMIRATES — 0.14%
Abu Dhabi Commercial Bank PJSC	225,705	459,036
Aldar Properties PJSC	556,596	418,248
DP World Ltd.	29,283	675,852
Emaar Properties PJSC	535,854	1,202,150

		2,755,286
UNITED KINGDOM — 14.34%
3i Group PLC	245,163	1,908,260
Aggreko PLC	22,578	572,843
Amec Foster Wheeler PLC	78,010	1,100,515
Anglo American PLC	153,360	2,604,219
ARM Holdings PLC	141,645	2,424,876
AstraZeneca PLC	136,959	9,463,861
Aviva PLC	401,297	3,249,973
BAE Systems PLC	248,195	1,937,581
Barclays PLC	1,659,483	6,510,687
BG Group PLC	378,075	6,870,404
BHP Billiton PLC	241,329	5,789,160
BP PLC	1,897,404	13,707,342
British American Tobacco PLC	208,332	11,501,538
British Land Co. PLC (The)	90,796	1,161,593
BT Group PLC	947,424	6,635,509
Bunzl PLC	63,931	1,806,743
Burberry Group PLC	43,665	1,170,262
Capita PLC	132,534	2,330,003
Carnival PLC	28,677	1,317,234
Centrica PLC	580,701	2,279,170
Coca-Cola HBC AGb	26,199	555,203
Compass Group PLC	252,639	4,491,971
Diageo PLC	287,337	7,998,952
Experian PLC	142,497	2,557,713
Fresnillo PLC	15,975	176,634
G4S PLC	247,112	1,112,665
GlaxoSmithKline PLC	503,745	11,724,200
Glencore PLC[b]	1,084,231	5,169,360
HSBC Holdings PLC	1,969,018	19,610,781
ICAP PLC	126,096	1,078,375
Imperial Tobacco Group PLC	122,262	5,997,325
InterContinental Hotels Group PLC	54,161	2,333,823
ITV PLC	463,062	1,804,644
J Sainsbury PLC[a]	228,432	955,188
Johnson Matthey PLC	36,423	1,872,298
Kingfisher PLC	342,717	1,850,193
Land Securities Group PLC	85,933	1,649,398
Legal & General Group PLC	945,720	3,778,671

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

Lloyds Banking Group PLC	5,553,123	$6,603,424
London Stock Exchange Group PLC	32,376	1,268,225
Marks & Spencer Group PLC	230,731	1,962,577
Melrose Industries PLC	104,562	426,620
National Grid PLC	478,398	6,462,215
Next PLC	24,405	2,756,572
Old Mutual PLC	669,739	2,417,641
Pearson PLC	87,454	1,774,013
Persimmon PLC[b]	43,452	1,135,172
Petrofac Ltd.	28,284	379,888
Prudential PLC	303,951	7,609,004
Randgold Resources Ltd.	7,814	596,085
Reckitt Benckiser Group PLC	74,811	6,697,907
Reed Elsevier PLC	107,139	1,781,468
Rexam PLC	167,081	1,487,934
Rio Tinto PLC	135,894	6,024,892
Rolls-Royce Holdings PLC[b]	179,985	2,893,151
Rolls-Royce Holdings PLC New	25,258,740	38,816
Royal Bank of Scotland Group PLC[b]	248,997	1,295,257
Royal Dutch Shell PLC Class A	377,300	11,941,305
Royal Dutch Shell PLC Class B	260,925	8,398,452
SABMiller PLC	101,233	5,387,382
Sage Group PLC (The)	225,631	1,685,149
Shire PLC	67,559	5,538,865
Sky PLC	103,092	1,706,255
Smith & Nephew PLC	150,633	2,585,690
SSE PLC	121,019	2,877,048
Standard Chartered PLC	242,924	3,994,454
Standard Life PLC	238,275	1,713,305
Tesco PLC	894,403	3,037,587
Tullow Oil PLC	109,056	693,662
Unilever PLC	134,403	5,919,545
United Utilities Group PLC	58,548	873,644
Vodafone Group PLC	2,763,129	9,789,702
Weir Group PLC (The)	23,643	683,067
Wm Morrison Supermarkets PLC	266,748	765,740
Wolseley PLC	47,286	2,813,657
WPP PLC	165,726	3,886,408

		286,960,945

TOTAL COMMON STOCKS
(Cost: $1,886,364,209)		1,963,555,018

PREFERRED STOCKS — 1.35%

BRAZIL — 0.76%
Banco Bradesco SA	356,276	3,820,489
Bradespar SA	21,300	85,582
Centrais Eletricas Brasileiras SA Class B	21,300	62,855
Cia. Brasileira de Distribuicao	21,300	724,430
Cia. Energetica de Minas Gerais	101,600	492,916
Cia. Paranaense de Energia Class B	32,200	364,083
Gerdau SA	63,900	214,133
Itau Unibanco Holding SA	307,094	3,945,360
Itausa — Investimentos Itau SA	349,319	1,235,816
Lojas Americanas SA	51,150	286,019
Metalurgica Gerdau SA	21,300	69,886
Oi SA	25,403	47,857
Petroleo Brasileiro SA	383,400	1,668,318
Telefonica Brasil SA	48,700	811,924
Usinas Siderurgicas de Minas Gerais SA Class A	63,900	127,201

Security	Shares	Value

Vale SA	191,700	$1,160,152

		15,117,021
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	8,799	192,952

		192,952
COLOMBIA — 0.10%
Banco Davivienda SA	39,405	454,866
Bancolombia SA	135,810	1,474,885
Grupo Argos SA/Colombia	12,141	91,678

		2,021,429
GERMANY — 0.39%
Henkel AG & Co. KGaA	23,980	2,799,936
Porsche Automobil Holding SE	15,428	1,474,653
Volkswagen AG	13,939	3,615,097

		7,889,686
SOUTH KOREA — 0.09%
Hyundai Motor Co.	1,704	189,157
Hyundai Motor Co. Series 2	3,834	436,332
Samsung Electronics Co. Ltd.	1,065	1,082,882

		1,708,371

TOTAL PREFERRED STOCKS (Cost: $29,080,210)		26,929,459

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Popular Espanol SAb	196,400	3,741
Banco Santander SAb	1,339,182	222,092

		225,833

TOTAL RIGHTS (Cost: $220,043)		225,833

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	36,380,028	36,380,028
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	2,043,667	2,043,667

132

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	1,056,444	$1,056,444

		39,480,139

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,480,139)		39,480,139

TOTAL INVESTMENTS IN SECURITIES — 101.48% (Cost: $1,955,144,601)		2,030,190,449
Other Assets, Less Liabilities — (1.48)%		(29,706,221)

NET ASSETS — 100.00%		$2,000,484,228

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Sponsored Global Depositary Receipts

SDR — Swedish Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

133

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.64%

AUSTRALIA — 2.72%
AMP Ltd.	13,110	$66,593
APA Group	28,680	217,165
ASX Ltd.	1,830	60,840
Australia & New Zealand Banking Group Ltd.	11,340	304,021
Brambles Ltd.	10,770	91,999
Caltex Australia Ltd.	7,530	210,429
Commonwealth Bank of Australia	6,600	462,635
Crown Resorts Ltd.	5,220	53,566
CSL Ltd.	1,980	142,086
Dexus Property Group	7,560	44,006
Fortescue Metals Group Ltd.[a]	52,110	89,191
Goodman Group	18,090	89,178
GPT Group (The)	15,990	56,376
Iluka Resources Ltd.	16,560	106,583
Insurance Australia Group Ltd.	11,580	53,067
Lend Lease Group	4,380	55,448
Macquarie Group Ltd.	1,620	99,628
Mirvac Group	33,420	52,984
National Australia Bank Ltd.	9,780	283,643
Novion Property Group	25,800	50,264
QBE Insurance Group Ltd.	6,150	66,456
Scentre Group	48,900	144,251
Stockland	18,450	64,613
Suncorp Group Ltd.	4,740	49,033
Sydney Airport	16,260	69,127
Tatts Group Ltd.	24,840	79,154
Telstra Corp. Ltd.	22,560	110,858
Transurban Group	17,730	138,727
Wesfarmers Ltd.	3,990	137,560
Westfield Corp.	11,310	84,301
Westpac Banking Corp.	12,690	364,937
Woolworths Ltd.	6,180	143,699
WorleyParsons Ltd.	4,860	43,892

		4,086,310
AUSTRIA — 0.05%
IMMOFINANZ AGb	24,630	73,911

		73,911
BELGIUM — 0.46%
Ageas	1,560	58,595
Anheuser-Busch InBev NV	3,600	439,300
Colruyt SA	1,260	59,568
KBC Groep NVb	1,290	85,112
UCB SA	630	45,406

		687,981
BRAZIL — 0.64%
Ambev SA	21,000	132,622
Banco do Brasil SA	6,000	53,257
BRF SA	3,000	64,420
CCR SA	6,000	33,211
Cielo SA	3,600	50,344

Security	Shares	Value

Cosan SA Industria e Comercio	12,000	$118,037
CPFL Energia SA	12,383	82,043
EDP — Energias do Brasil SA	12,000	45,815
Kroton Educacional SA	9,000	33,010
Ultrapar Participacoes SA	15,000	346,810

		959,569
CANADA — 3.75%
Agnico Eagle Mines Ltd.	2,550	76,884
AltaGas Ltd.	3,810	128,966
ARC Resources Ltd.	13,890	283,132
Bank of Montreal	2,160	140,558
Bank of Nova Scotia (The)	4,440	243,875
BCE Inc.	660	28,983
Brookfield Asset Management Inc. Class A	1,620	86,895
Cameco Corp.	7,050	123,510
Canadian Imperial Bank of Commerce/Canada	1,350	107,978
Canadian National Railway Co.	2,520	162,071
Canadian Pacific Railway Ltd.	510	96,855
Crescent Point Energy Corp.	4,950	128,772
Eldorado Gold Corp.	9,870	48,973
Enbridge Inc.	12,690	660,666
Fairfax Financial Holdings Ltd.	90	48,966
First Quantum Minerals Ltd.	10,260	156,536
Franco-Nevada Corp.	2,340	121,013
George Weston Ltd.	600	49,367
Goldcorp Inc.	7,650	143,432
Inter Pipeline Ltd.	9,600	250,452
Keyera Corp.	1,560	54,698
Loblaw Companies Ltd.	960	48,608
Magna International Inc. Class A	1,200	60,235
Manulife Financial Corp.	5,730	103,885
Paramount Resources Ltd. Class Ab	4,440	130,826
Pembina Pipeline Corp.	4,860	168,480
Potash Corp. of Saskatchewan Inc.	1,710	55,624
PrairieSky Royalty Ltd.	4,080	111,596
Rogers Communications Inc. Class B	1,320	46,970
Royal Bank of Canada	5,250	347,226
Silver Wheaton Corp.	5,280	103,747
Sun Life Financial Inc.	1,230	39,208
Thomson Reuters Corp.	960	39,288
Toronto-Dominion Bank (The)	6,690	307,643
Tourmaline Oil Corp.[b]	2,460	84,569
TransCanada Corp.	6,840	316,235
Valeant Pharmaceuticals International Inc.[b]	1,260	272,160
Vermilion Energy Inc.	4,380	210,023
Yamana Gold Inc.	12,750	48,526

		5,637,431
CHILE — 0.16%
Aguas Andinas SA Series A	175,200	103,629
Banco de Chile	557,490	64,074
SACI Falabella	9,030	70,438

		238,141
CHINA — 2.74%
Agricultural Bank of China Ltd. Class H	270,000	152,571
Bank of China Ltd. Class H	540,000	371,326
Bank of Communications Co. Ltd. Class H	150,000	154,235
Beijing Enterprises Water Group Ltd.[b]	120,000	103,881

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2015

Security	Shares	Value

China CITIC Bank Corp. Ltd. Class H	120,000	$109,145
China Construction Bank Corp. Class H	420,000	409,101
China Life Insurance Co. Ltd. Class H	30,000	146,107
China Longyuan Power Group Corp. Ltd.	60,000	74,776
China Merchants Bank Co. Ltd. Class H	45,000	136,141
China Minsheng Banking Corp. Ltd. Class H	60,000	88,090
China Mobile Ltd.	30,000	428,453
China Overseas Land & Investment Ltd.[a]	60,000	251,188
China Telecom Corp. Ltd. Class H	120,000	89,329
China Unicom Hong Kong Ltd.	60,000	112,706
Guangdong Investment Ltd.	120,000	179,277
Industrial & Commercial Bank of China Ltd. Class H	420,000	365,210
Kunlun Energy Co. Ltd.[a]	60,000	71,447
Lenovo Group Ltd.[a]	60,000	103,727
Ping An Insurance Group Co. of China Ltd. Class H	15,000	215,581
Tencent Holdings Ltd.	24,000	498,197
Want Want China Holdings Ltd.[a]	60,000	65,874

		4,126,362
COLOMBIA — 0.08%
Ecopetrol SA	61,620	52,128
Isagen SA ESP	54,360	72,151

		124,279
DENMARK — 0.65%
Carlsberg A/S Class B	690	62,887
Coloplast A/S Class B	390	31,856
Danske Bank A/S	3,180	90,243
Novo Nordisk A/S Class B	8,280	470,816
Novozymes A/S Class B	2,520	116,465
Pandora A/S	660	68,329
TDC A/S	4,290	32,658
Vestas Wind Systems A/S	2,430	110,591

		983,845
FINLAND — 0.31%
Elisa OYJ	1,590	48,622
Kone OYJ Class B	2,550	109,924
Nokia OYJ	16,680	112,986
Sampo OYJ Class A	2,610	126,812
Wartsila OYJ Abp	1,350	62,022

		460,366
FRANCE — 3.25%
Aeroports de Paris	540	66,470
Airbus Group NV	2,790	193,833
Alstom SAb	1,290	40,525
AXA SA	9,570	242,516
BNP Paribas SA	5,220	330,133
Cap Gemini SA	1,050	93,538
Carrefour SA	2,370	81,769
Christian Dior SE	330	64,712
CNP Assurances	2,250	40,428
Credit Agricole SA	7,230	112,652
Danone SA	2,820	203,848
Essilor International SA	960	116,985
Fonciere Des Regions	605	57,238
Gecina SA	390	53,447
Kering	420	77,678

Security	Shares	Value

L’Oreal SA	1,170	$223,467
Legrand SA	2,010	116,309
LVMH Moet Hennessy Louis Vuitton SE	1,230	215,838
Natixis SA	7,590	62,818
Orange SA	8,640	142,706
Pernod Ricard SA	1,350	167,914
Publicis Groupe SA	1,230	103,178
Renault SA	1,140	120,206
Rexel SA	3,540	66,760
Safran SA	1,710	125,028
Sanofi	5,100	521,190
Schneider Electric SE	2,880	215,705
SCOR SE	1,620	58,325
SES SA	1,920	67,233
Societe Generale SA	3,780	189,356
Sodexo SA	690	69,834
Technip SA	1,020	69,572
Thales SA	1,170	71,111
Unibail-Rodamco SE	450	124,297
Vinci SA	2,820	173,228
Vivendi SA	5,700	143,168
Zodiac Aerospace	1,770	64,995

		4,888,010
GERMANY — 2.94%
adidas AG	1,200	98,725
Allianz SE Registered	2,400	410,390
BASF SE	2,490	249,664
Bayer AG Registered	3,120	454,146
Bayerische Motoren Werke AG	1,140	135,535
Beiersdorf AG	840	73,381
Brenntag AG	1,440	86,892
Commerzbank AGb	4,890	66,549
Continental AG	390	92,057
Daimler AG Registered	4,110	397,589
Deutsche Bank AG Registered	7,620	245,271
Deutsche Boerse AG	1,170	97,424
Deutsche Post AG Registered	3,750	124,192
Deutsche Telekom AG Registered	12,090	223,194
Deutsche Wohnen AG Bearer	2,550	67,006
Fresenius Medical Care AG & Co. KGaA	960	80,927
Fresenius SE & Co. KGaA	1,740	104,176
GEA Group AG	1,320	63,861
Hannover Rueck SE	720	73,451
Henkel AG & Co. KGaA	690	70,042
Infineon Technologies AG	12,690	150,445
MAN SE	420	45,562
Merck KGaA	900	97,612
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	960	188,145
SAP SE	4,290	326,550
Siemens AG Registered	3,660	399,909

		4,422,695
HONG KONG — 1.36%
AIA Group Ltd.	42,000	280,681
BOC Hong Kong Holdings Ltd.[a]	15,000	58,346
Cheung Kong Infrastructure Holdings Ltd.	30,000	254,672
Hang Lung Properties Ltd.	30,000	101,598
Henderson Land Development Co. Ltd.	30,000	241,125
Hong Kong & China Gas Co. Ltd.	120,000	286,409
Link REIT (The)	15,000	93,180

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2015

Security	Shares	Value

Michael Kors Holdings Ltd.[b]	930	$57,530
MTR Corp. Ltd.	30,000	147,849
New World Development Co. Ltd.	60,000	79,730
Sands China Ltd.[a]	12,000	49,154
Wharf Holdings Ltd. (The)[a]	30,000	216,936
Wheelock & Co. Ltd.	30,000	169,523

		2,036,733
INDIA — 0.55%
Dr. Reddy’s Laboratories Ltd. ADR[a]	1,440	74,851
ICICI Bank Ltd. ADR	8,550	93,452
Infosys Ltd. ADR[a]	5,790	179,374
Larsen & Toubro Ltd. GDR[c]	7,170	183,193
Mahindra & Mahindra Ltd. GDR	5,820	104,760
State Bank of India GDR[c]	2,400	101,400
Wipro Ltd. ADR	7,470	85,681

		822,711
INDONESIA — 0.24%
Astra International Tbk PT	102,000	53,902
Bank Central Asia Tbk PT	66,000	68,610
Bank Mandiri Persero Tbk PT	54,000	44,783
Bank Rakyat Indonesia Persero Tbk PT	69,000	61,880
Perusahaan Gas Negara Persero Tbk PT	219,000	69,269
Telekomunikasi Indonesia Persero Tbk PT	318,000	64,152

		362,596
IRELAND — 0.43%
Bank of Ireland[b]	125,670	48,583
Endo International PLC[b]	630	52,961
Medtronic PLC	6,806	506,706
Pentair PLC	720	44,748

		652,998
ISRAEL — 0.21%
Bank Hapoalim BM	16,440	82,332
Teva Pharmaceutical Industries Ltd.	3,840	234,546

		316,878
ITALY — 0.83%
Assicurazioni Generali SpA	7,080	138,677
Atlantia SpA	4,650	130,993
CNH Industrial NV	7,020	61,868
Enel Green Power SpA	64,080	124,869
Intesa Sanpaolo SpA	53,520	180,875
Intesa Sanpaolo SpA RSP	15,240	46,586
Luxottica Group SpA	930	61,485
Snam SpA	25,680	133,980
Telecom Italia SpA RSP	92,970	89,593
Tenaris SA	3,030	46,651
Terna Rete Elettrica Nazionale SpA	17,760	83,863
UniCredit SpA	20,820	150,477

		1,249,917
JAPAN — 7.76%
Asahi Group Holdings Ltd.	3,000	96,653
Astellas Pharma Inc.	15,000	234,332

Security	Shares	Value

Bank of Yokohama Ltd. (The)	30,000	$191,426
Bridgestone Corp.	3,000	125,871
Canon Inc.	9,000	322,111
Chugai Pharmaceutical Co. Ltd.	3,000	91,627
Dai-ichi Life Insurance Co. Ltd. (The)	6,000	98,972
Daiichi Sankyo Co. Ltd.	6,000	104,563
Daiwa House Industry Co. Ltd.	6,000	134,269
Denso Corp.	3,000	149,511
Dentsu Inc.	3,000	139,885
East Japan Railway Co.	3,000	265,605
Eisai Co. Ltd.	3,000	201,354
Fuji Heavy Industries Ltd.	3,000	100,890
FUJIFILM Holdings Corp.	3,000	113,688
Honda Motor Co. Ltd.	9,000	303,948
Hoya Corp.	3,000	116,345
Isuzu Motors Ltd.	6,000	79,895
ITOCHU Corp.	21,000	259,714
Japan Tobacco Inc.	6,000	211,131
Kao Corp.	3,000	144,121
KDDI Corp.	9,000	213,587
Kirin Holdings Co. Ltd.	6,000	79,519
Komatsu Ltd.	6,000	121,384
Kyocera Corp.	3,000	157,207
Marubeni Corp.	30,000	186,463
Mazda Motor Corp.	3,000	59,000
Mitsubishi Corp.	12,000	259,764
Mitsubishi Heavy Industries Ltd.	30,000	167,385
Mitsubishi UFJ Financial Group Inc.	84,000	600,782
Mitsui & Co. Ltd.	12,000	168,513
Mizuho Financial Group Inc.	147,000	280,930
MS&AD Insurance Group Holdings Inc.	6,000	172,600
Nippon Telegraph & Telephone Corp.	3,000	202,657
Nissan Motor Co. Ltd.	18,000	188,168
Nomura Holdings Inc.	30,000	193,883
NTT DOCOMO Inc.	15,000	266,358
Olympus Corp.[b]	3,000	108,799
ORIX Corp.	9,000	139,471
Otsuka Holdings Co. Ltd.	3,000	95,099
Panasonic Corp.	9,000	129,657
Rakuten Inc.	6,000	105,114
Resona Holdings Inc.	24,000	128,694
Secom Co. Ltd.	3,000	212,885
Sekisui House Ltd.	6,000	93,582
Seven & I Holdings Co. Ltd.	6,000	259,464
Shin-Etsu Chemical Co. Ltd.	3,000	184,382
Shionogi & Co. Ltd.	3,000	98,897
SoftBank Corp.	3,000	188,142
Sony Corp.[b]	6,000	182,728
Sumitomo Corp.	18,000	213,362
Sumitomo Mitsui Financial Group Inc.	6,000	262,823
Sumitomo Mitsui Trust Holdings Inc.	30,000	132,941
Suntory Beverage & Food Ltd.	3,000	128,102
Suzuki Motor Corp.	3,000	97,330
T&D Holdings Inc.	6,000	86,964
Takeda Pharmaceutical Co. Ltd.	3,000	154,349
Toho Gas Co. Ltd.	30,000	182,251
Tokio Marine Holdings Inc.	6,000	245,726
Tokyu Corp.	30,000	200,301
Toyota Industries Corp.	3,000	170,970
Toyota Motor Corp.	12,000	838,105
Toyota Tsusho Corp.	3,000	77,463
Unicharm Corp.	3,000	75,608
Yamato Holdings Co. Ltd.	3,000	67,410

		11,664,730

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2015

Security	Shares	Value

MALAYSIA — 0.45%
Bumi Armada Bhd[b]	171,000	$57,136
CIMB Group Holdings Bhd	30,000	49,698
Genting Bhd	24,000	58,964
Genting Malaysia Bhd	42,000	50,709
Malayan Banking Bhd	12,000	31,032
Petronas Chemicals Group Bhd	24,000	39,556
Petronas Dagangan Bhd	12,000	72,105
Petronas Gas Bhd	21,000	133,966
PPB Group Bhd	12,000	51,686
Public Bank Bhd	9,000	49,226
Sapurakencana Petroleum Bhd	105,000	78,422

		672,500
MEXICO — 0.50%
America Movil SAB de CV	150,000	157,315
Fibra Uno Administracion SA de CV	12,000	29,905
Fomento Economico Mexicano SAB de CVb	9,000	81,487
Grupo Financiero Banorte SAB de CV	12,000	68,340
Grupo Mexico SAB de CV Series B	54,000	166,490
Grupo Televisa SAB[b]	12,000	87,229
Minera Frisco SAB de CV Series A1[b]	36,000	29,858
OHL Mexico SAB de CVb	21,000	42,257
Wal-Mart de Mexico SAB de CV	39,000	92,010

		754,891
NETHERLANDS — 1.15%
Aegon NV	10,320	81,700
ASML Holding NV	1,770	191,812
Delta Lloyd NV	1,620	30,615
Heineken NV	1,260	99,341
ING Groep NV CVA[b]	20,460	316,270
Koninklijke Ahold NV	3,210	62,228
Koninklijke KPN NV	15,960	59,178
Koninklijke Philips NV	5,220	150,063
Koninklijke Vopak NV	3,240	170,056
Mylan NVb	1,680	121,397
Reed Elsevier NV	3,570	86,148
Unilever NV CVA	6,930	303,356
Wolters Kluwer NV	1,740	56,387

		1,728,551
NEW ZEALAND — 0.09%
Auckland International Airport Ltd.	20,490	71,916
Spark New Zealand Ltd.	25,110	56,779

		128,695
NORWAY — 0.27%
DNB ASA	5,910	105,095
Orkla ASA	7,980	62,586
Seadrill Ltd.[a]	4,170	52,820
Subsea 7 SA	8,970	99,574
Telenor ASA	3,900	88,139

		408,214

Security	Shares	Value

PERU — 0.08%
Credicorp Ltd.	420	$64,071
Southern Copper Corp.	1,530	49,847

		113,918
PHILIPPINES — 0.11%
Aboitiz Power Corp.	108,000	104,168
Philippine Long Distance Telephone Co.	1,050	65,315

		169,483
POLAND — 0.20%
Bank Pekao SA	1,200	62,342
KGHM Polska Miedz SA	2,520	88,292
Powszechna Kasa Oszczednosci Bank Polski SA	7,440	74,419
Powszechny Zaklad Ubezpieczen SA	540	70,315

		295,368
PORTUGAL — 0.05%
Galp Energia SGPS SA	5,880	80,318

		80,318
QATAR — 0.08%
Qatar National Bank SAQ	2,070	112,597

		112,597
RUSSIA — 0.25%
Magnit PJSC GDR[c]	2,940	162,141
MegaFon OAO GDR[c]	5,160	87,720
Mobile TeleSystems OJSC ADR	10,950	132,276

		382,137
SINGAPORE — 0.64%
Ascendas REIT	60,000	111,887
Global Logistic Properties Ltd.	30,000	62,285
Keppel Corp. Ltd.[a]	30,000	197,501
Singapore Telecommunications Ltd.	60,000	200,672
UOL Group Ltd.[a]	30,000	180,741
Wilmar International Ltd.	60,000	147,673
Yangzijiang Shipbuilding Holdings Ltd.[a]	60,000	66,362

		967,121
SOUTH AFRICA — 0.78%
Aspen Pharmacare Holdings Ltd.[b]	1,650	49,958
Barclays Africa Group Ltd.	3,060	48,776
Bidvest Group Ltd. (The)	2,460	66,392
FirstRand Ltd.	26,340	125,199
Kumba Iron Ore Ltd.	4,050	54,252
MTN Group Ltd.	8,310	166,115
Naspers Ltd. Class N	1,680	262,905
Nedbank Group Ltd.	2,790	59,920
RMB Holdings Ltd.	12,930	77,562
Sanlam Ltd.	9,450	60,836
Standard Bank Group Ltd.	8,940	130,554
Steinhoff International Holdings Ltd.	11,010	69,599

		1,172,068

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2015

Security	Shares	Value

SOUTH KOREA — 1.20%
AmorePacific Corp.	30	$108,694
E-Mart Co. Ltd.	240	49,590
Hana Financial Group Inc.	1,380	40,808
Hyundai Mobis Co. Ltd.	540	119,132
Hyundai Motor Co.	690	108,778
Industrial Bank of Korea	5,100	70,410
Kangwon Land Inc.	2,430	83,078
Kia Motors Corp.	1,440	66,627
Korea Gas Corp.	1,530	66,152
Korea Zinc Co. Ltd.	180	80,177
KT&G Corp.	780	69,196
NAVER Corp.	111	67,304
Samsung C&T Corp.	810	43,220
Samsung Electronics Co. Ltd.	420	552,425
Samsung Fire & Marine Insurance Co. Ltd.	330	86,964
Samsung Life Insurance Co. Ltd.	750	73,461
SK C&C Co. Ltd.	240	56,978
SK Telecom Co. Ltd.	240	64,254

		1,807,248
SPAIN — 1.07%
Abertis Infraestructuras SA	4,950	91,327
Amadeus IT Holding SA Class A	1,620	74,118
Banco Bilbao Vizcaya Argentaria SA	27,629	278,637
Banco de Sabadell SAa	13,896	37,324
Banco Popular Espanol SA	6,296	32,933
Banco Santander SA	64,740	490,110
CaixaBank SA	7,272	36,555
Inditex SA	4,470	143,629
Mapfre SA	17,460	64,994
Telefonica SA	23,651	361,489

		1,611,116
SWEDEN — 1.13%
Assa Abloy AB Class B	1,440	83,620
Atlas Copco AB Class A	3,510	109,499
Atlas Copco AB Class B	2,160	60,115
Boliden AB	15,750	343,090
Hennes & Mauritz AB Class B	3,330	132,517
Investor AB Class B	2,190	89,222
Lundin Petroleum ABb	7,980	129,013
Nordea Bank AB	12,600	160,247
Sandvik AB	5,160	64,884
Skandinaviska Enskilda Banken AB Class A	5,610	71,080
Svenska Handelsbanken AB Class A	1,560	72,000
Swedbank AB Class A	3,060	71,238
Telefonaktiebolaget LM Ericsson Class B	12,090	132,405
TeliaSonera AB	10,410	64,826
Volvo AB Class B	8,520	117,132

		1,700,888
SWITZERLAND — 3.24%
ABB Ltd. Registered[b]	9,600	210,874
Adecco SA Registered[b]	960	78,591
Cie. Financiere Richemont SA Class A Registered	2,250	200,889

Security	Shares	Value

Credit Suisse Group AG Registered[b]	7,590	$200,909
EMS-Chemie Holding AG Registered	180	75,696
Geberit AG Registered	210	74,707
Givaudan SA Registered[b]	60	112,840
Kuehne + Nagel International AG Registered	420	63,029
Nestle SA Registered	13,230	1,029,424
Novartis AG Registered	9,210	950,098
Roche Holding AG	2,730	784,995
Swatch Group AG (The) Bearer	210	94,230
Swiss Life Holding AG Registered[b]	240	57,048
Swiss Re AG	1,830	162,315
Swisscom AG Registered	90	53,506
Syngenta AG Registered	660	221,479
UBS Group AGb	15,810	318,259
Zurich Insurance Group AGb	600	185,463

		4,874,352
TAIWAN — 1.34%
Cathay Financial Holding Co. Ltd.	90,000	157,807
Chunghwa Telecom Co. Ltd.	30,000	96,976
Delta Electronics Inc.	30,000	181,219
Formosa Petrochemical Corp.	90,000	232,156
Formosa Plastics Corp.	60,000	154,575
Fubon Financial Holding Co. Ltd.	90,000	194,247
Hon Hai Precision Industry Co. Ltd.	60,000	180,239
Mega Financial Holding Co. Ltd.	60,000	53,484
Quanta Computer Inc.	30,000	75,426
Taiwan Mobile Co. Ltd.	30,000	105,792
Taiwan Semiconductor Manufacturing Co. Ltd.	120,000	575,981

		2,007,902
THAILAND — 0.16%
Advanced Info Service PCL NVDR	9,000	65,524
Airports of Thailand PCL NVDR	9,000	79,175
Siam Commercial Bank PCL (The) NVDR	21,000	101,289

		245,988
TURKEY — 0.11%
KOC Holding AS	22,260	105,261
Turkiye Garanti Bankasi AS	19,740	62,796

		168,057
UNITED KINGDOM — 7.07%
3i Group PLC	8,550	66,550
Amec Foster Wheeler PLC	9,090	128,236
Antofagasta PLC	16,260	195,278
ARM Holdings PLC	8,700	148,939
Associated British Foods PLC	1,560	68,492
AstraZeneca PLC	5,430	375,213
Aviva PLC	19,743	159,892
BAE Systems PLC	18,000	140,520
Barclays PLC	73,500	288,364
British American Tobacco PLC	8,670	478,651
British Land Co. PLC (The)	6,270	80,215
BT Group PLC	35,040	245,411
Bunzl PLC	3,270	92,413
Burberry Group PLC	2,520	67,538
Capita PLC	4,650	81,749
Cobham PLC	10,800	49,293

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2015

Security	Shares	Value

Compass Group PLC	3,240	$57,608
Croda International PLC	1,890	82,341
Diageo PLC	12,540	349,091
Direct Line Insurance Group PLC	10,530	51,637
Experian PLC	5,610	100,695
Fresnillo PLC	4,020	44,449
GlaxoSmithKline PLC	19,740	459,430
Hammerson PLC	7,380	75,873
HSBC Holdings PLC	81,720	813,905
IMI PLC	3,150	60,606
Imperial Tobacco Group PLC	5,220	256,057
Intertek Group PLC	1,260	50,576
Intu Properties PLC	8,940	47,123
Investec PLC	6,000	57,628
ITV PLC	23,790	92,714
Johnson Matthey PLC	2,400	123,370
Kingfisher PLC	13,560	73,205
Land Securities Group PLC	4,260	81,766
Legal & General Group PLC	26,310	105,123
Lloyds Banking Group PLC	243,780	289,888
London Stock Exchange Group PLC	1,560	61,108
Marks & Spencer Group PLC	7,170	60,987
Meggitt PLC	9,930	80,878
Melrose Industries PLC	11,031	45,007
National Grid PLC	16,770	226,530
Next PLC	810	91,490
Old Mutual PLC	17,310	62,486
Pearson PLC	4,560	92,500
Persimmon PLC[b]	2,040	53,294
Petrofac Ltd.	3,630	48,755
Prudential PLC	10,260	256,845
Randgold Resources Ltd.	1,380	105,272
Reckitt Benckiser Group PLC	3,030	271,279
Reed Elsevier PLC	6,480	107,747
Rolls-Royce Holdings PLC[b]	9,510	152,868
Rolls-Royce Holdings PLC New[b]	1,340,910	2,061
Royal Bank of Scotland Group PLC[b]	10,890	56,649
Royal Dutch Shell PLC Class B	6,210	199,883
Royal Mail PLC	5,700	40,968
SABMiller PLC	4,680	249,059
SEGRO PLC	6,120	40,347
Severn Trent PLC	3,630	118,541
Shire PLC	2,730	223,821
Sky PLC	5,700	94,339
Smith & Nephew PLC	5,460	93,724
Smiths Group PLC	3,900	68,624
Standard Chartered PLC	11,250	184,986
Standard Life PLC	8,247	59,300
Tesco PLC	37,560	127,562
Travis Perkins PLC	2,310	73,767
Unilever PLC	5,760	253,689
United Utilities Group PLC	13,290	198,311
Vodafone Group PLC	117,270	415,485
Weir Group PLC (The)	2,310	66,738
Whitbread PLC	1,230	99,330
William Hill PLC	7,080	39,299
Wolseley PLC	1,560	92,825
WPP PLC	7,200	168,846

		10,625,039
UNITED STATES — 49.54%
3M Co.	2,430	380,028

Security	Shares	Value

Abbott Laboratories	6,060	$281,305
AbbVie Inc.	6,300	407,358
Accenture PLC Class A	2,580	239,037
ACE Ltd.	1,530	163,695
Actavis PLC[b]	1,604	453,707
Activision Blizzard Inc.	2,580	58,863
Adobe Systems Inc.[b]	2,010	152,881
ADT Corp. (The)	1,110	41,736
Advance Auto Parts Inc.	300	42,900
Aetna Inc.	1,860	198,778
Affiliated Managers Group Inc.[b]	240	54,271
Aflac Inc.	2,040	128,602
AGCO Corp.	1,230	63,357
Agilent Technologies Inc.	1,350	55,850
Akamai Technologies Inc.[b]	840	61,975
Alexion Pharmaceuticals Inc.[b]	870	147,230
Alleghany Corp.[b]	90	42,617
Alliance Data Systems Corp.[b]	210	62,435
Allstate Corp. (The)	2,250	156,735
Altera Corp.	2,130	88,778
Altria Group Inc.	10,050	503,002
Amazon.com Inc.[b]	1,530	645,323
American Capital Agency Corp.	3,390	69,953
American Express Co.	3,990	309,025
American International Group Inc.	6,330	356,316
American Tower Corp.	1,530	144,631
American Water Works Co. Inc.	5,250	286,230
Ameriprise Financial Inc.	960	120,269
AmerisourceBergen Corp.	1,020	116,586
AMETEK Inc.	2,040	106,937
Amgen Inc.	3,060	483,205
Amphenol Corp. Class A	1,170	64,783
Analog Devices Inc.	2,070	128,009
Annaly Capital Management Inc.	7,710	77,640
Antero Resources Corp.[b]	1,560	69,124
Anthem Inc.	1,350	203,755
Aon PLC	1,020	98,155
Apple Inc.	23,190	2,902,228
Applied Materials Inc.	7,200	142,488
Ashland Inc.	480	60,653
Assurant Inc.	750	46,095
AT&T Inc.	20,640	714,970
Autodesk Inc.[b]	990	56,262
Autoliv Inc.	390	46,301
Automatic Data Processing Inc.	2,130	180,070
AutoZone Inc.[b]	150	100,899
Avago Technologies Ltd.	1,440	168,307
AvalonBay Communities Inc.	570	93,674
Avnet Inc.	960	40,925
Axis Capital Holdings Ltd.	900	46,854
B/E Aerospace Inc.	750	44,843
Baker Hughes Inc.	3,540	242,348
Bank of America Corp.	43,110	686,742
Bank of New York Mellon Corp. (The)	6,810	288,335
Baxter International Inc.	2,280	156,727
BB&T Corp.	3,210	122,911
Becton Dickinson and Co.	972	136,926
Berkshire Hathaway Inc. Class Bb	4,770	673,572
Best Buy Co. Inc.	1,230	42,620
Biogen Inc.[b]	930	347,755
BlackRock Inc.[d]	600	218,364
Boeing Co. (The)	3,000	430,020
BorgWarner Inc.	990	58,608

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2015

Security	Shares	Value

Boston Properties Inc.	690	$91,294
Boston Scientific Corp.[b]	6,420	114,404
Bristol-Myers Squibb Co.	6,450	411,058
Broadcom Corp. Class A	3,090	136,593
Brown-Forman Corp. Class B	960	86,621
CA Inc.	2,460	78,154
Cabot Oil & Gas Corp.	1,110	37,540
Cameron International Corp.[b]	2,190	120,056
Campbell Soup Co.	840	37,556
Capital One Financial Corp.	3,030	244,975
Cardinal Health Inc.	1,590	134,101
Caterpillar Inc.	2,760	239,789
CBRE Group Inc. Class Ab	1,710	65,561
CBS Corp. Class B NVS	2,520	156,568
Celanese Corp. Series A	1,500	99,540
Celgene Corp.[b]	3,180	343,631
CenturyLink Inc.	1,560	56,098
Cerner Corp.[b]	1,230	88,326
Charles Schwab Corp. (The)	5,100	155,550
Charter Communications Inc. Class Ab	330	61,730
Cheniere Energy Inc.[b]	2,460	188,165
Chipotle Mexican Grill Inc.[b]	90	55,921
Chubb Corp. (The)	1,320	129,822
Cigna Corp.	1,380	172,003
Cimarex Energy Co.	540	67,176
Cintas Corp.	810	64,759
Cisco Systems Inc.	21,360	615,809
CIT Group Inc.	810	36,474
Citigroup Inc.	12,900	687,828
Citrix Systems Inc.[b]	870	58,429
CME Group Inc./IL	1,530	139,092
Coach Inc.	1,530	58,461
Cobalt International Energy Inc.[b]	12,180	130,326
Coca-Cola Co. (The)	16,800	681,408
Coca-Cola Enterprises Inc.	1,980	87,932
Cognizant Technology Solutions Corp. Class Ab	2,760	161,570
Colgate-Palmolive Co.	3,840	258,355
Comcast Corp. Class A	8,760	505,978
Comcast Corp. Class A Special NVS	2,190	126,122
Concho Resources Inc.[b]	600	75,996
Consolidated Edison Inc.	1,140	70,167
Constellation Brands Inc. Class Ab	960	111,302
Core Laboratories NV	480	63,014
Corning Inc.	5,280	110,510
Costco Wholesale Corp.	2,340	334,737
CR Bard Inc.	420	69,964
Crown Castle International Corp.	1,290	107,754
CSX Corp.	1,710	61,714
Cummins Inc.	990	136,877
CVS Health Corp.	5,880	583,825
Danaher Corp.	3,270	267,748
DaVita HealthCare Partners Inc.[b]	690	55,959
Deere & Co.	1,890	171,083
Delphi Automotive PLC	1,050	87,150
Digital Realty Trust Inc.	570	36,144
DIRECTV[b]	2,190	198,644
Discover Financial Services	2,550	147,823
Discovery Communications Inc. Class C NVS[b]	2,160	65,297
DISH Network Corp. Class Ab	1,080	73,073
Dollar General Corp.	1,110	80,708
Dover Corp.	1,140	86,321
DR Horton Inc.	1,710	43,434
Dr. Pepper Snapple Group Inc.	1,470	109,633

Security	Shares	Value

Eaton Corp. PLC	2,460	$169,076
eBay Inc.[b]	4,920	286,639
Ecolab Inc.	2,760	309,065
Edwards Lifesciences Corp.[b]	480	60,792
EI du Pont de Nemours & Co.	2,490	182,268
Electronic Arts Inc.[b]	1,380	80,164
Eli Lilly & Co.	3,960	284,605
EMC Corp./MA	9,270	249,456
Emerson Electric Co.	3,840	225,907
Ensco PLC Class A	2,310	63,017
EOG Resources Inc.	2,190	216,700
Equifax Inc.	840	81,421
Equinix Inc.	240	61,423
Equity Residential	1,410	104,143
Estee Lauder Companies Inc. (The) Class A	1,140	92,671
Everest Re Group Ltd.	510	91,244
Eversource Energy	4,440	216,494
Expedia Inc.	480	45,230
Expeditors International of Washington Inc.	1,770	81,119
Express Scripts Holding Co.[b]	3,630	313,632
Exxon Mobil Corp.	2,100	183,477
F5 Networks Inc.[b]	420	51,248
Facebook Inc. Class Ab	7,980	628,585
Fastenal Co.	1,530	65,209
Fidelity National Information Services Inc.	1,410	88,111
Fifth Third Bancorp	4,290	85,800
Fiserv Inc.[b]	1,410	109,416
FleetCor Technologies Inc.[b]	360	57,920
Flowserve Corp.	1,170	68,480
Fluor Corp.	1,350	81,189
FMC Technologies Inc.[b]	2,670	117,747
Ford Motor Co.	13,230	209,034
Franklin Resources Inc.	1,890	97,448
Freeport-McMoRan Inc.	5,700	132,639
Gap Inc. (The)	1,080	42,811
Garmin Ltd.	810	36,604
General Dynamics Corp.	1,680	230,698
General Electric Co.	41,580	1,125,986
General Growth Properties Inc.	1,710	46,854
General Mills Inc.	3,450	190,923
General Motors Co.	4,050	141,993
Gilead Sciences Inc.[b]	6,270	630,198
Goldman Sachs Group Inc. (The)	2,160	424,267
Google Inc. Class Ab	1,230	674,987
Google Inc. Class Cb	1,023	549,591
H&R Block Inc.	1,470	44,453
Halliburton Co.	5,190	254,050
Harley-Davidson Inc.	870	48,903
Hartford Financial Services Group Inc. (The)	2,760	112,525
Hasbro Inc.	750	53,093
HCA Holdings Inc.[b]	870	64,389
HCP Inc.	2,340	94,279
Health Care REIT Inc.	1,740	125,315
Helmerich & Payne Inc.	1,230	95,903
Henry Schein Inc.[b]	420	57,582
Hershey Co. (The)	990	91,001
Hertz Global Holdings Inc.[b]	3,840	80,026
Hewlett-Packard Co.	8,130	268,046
HollyFrontier Corp.	1,050	40,719
Home Depot Inc. (The)	5,400	577,692
Honeywell International Inc.	2,370	239,180
Host Hotels & Resorts Inc.	1,620	32,627
Humana Inc.	750	124,200

140

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2015

Security	Shares	Value

IHS Inc. Class Ab	420	$52,697
Illinois Tool Works Inc.	2,370	221,785
Illumina Inc.[b]	510	93,967
Ingersoll-Rand PLC	1,500	98,760
Intel Corp.	20,370	663,043
Intercontinental Exchange Inc.	540	121,246
International Business Machines Corp.	3,990	683,447
International Flavors & Fragrances Inc.	1,830	209,992
Intuit Inc.	1,260	126,416
Intuitive Surgical Inc.[b]	150	74,397
Invesco Ltd.	2,280	94,438
Jacobs Engineering Group Inc.[b]	1,440	61,718
JM Smucker Co. (The)	690	79,985
Johnson & Johnson	11,520	1,142,784
Johnson Controls Inc.	1,950	98,241
Joy Global Inc.	1,050	44,772
JPMorgan Chase & Co.	15,450	977,367
Juniper Networks Inc.	2,490	65,811
Kansas City Southern	570	58,419
Kellogg Co.	1,530	96,895
Keurig Green Mountain Inc.	540	62,840
KeyCorp	4,080	58,956
Kimberly-Clark Corp.	420	46,070
Kimco Realty Corp.	1,260	30,366
Kinder Morgan Inc./DE	12,960	556,632
KLA-Tencor Corp.	1,380	81,144
Kohl’s Corp.	750	53,738
Kraft Foods Group Inc.	3,000	254,250
L Brands Inc.	960	85,786
L-3 Communications Holdings Inc.	840	96,524
Lam Research Corp.	1,260	95,231
Las Vegas Sands Corp.	1,920	101,530
Legg Mason Inc.	1,050	55,283
Lennar Corp. Class A	1,050	48,090
Liberty Global PLC Series Ab	1,140	59,440
Liberty Global PLC Series C NVS[b]	2,040	102,918
Liberty Interactive Corp. Series Ab	2,190	62,984
Lincoln National Corp.	1,830	103,377
LinkedIn Corp. Class Ab	390	98,331
Lockheed Martin Corp.	1,380	257,508
Loews Corp.	2,010	83,696
Lorillard Inc.	1,980	138,323
Lowe’s Companies Inc.	3,480	239,633
LyondellBasell Industries NV Class A	600	62,112
M&T Bank Corp.	540	64,622
Macy’s Inc.	1,470	95,006
ManpowerGroup Inc.	750	63,997
Marathon Petroleum Corp.	1,320	130,112
Marsh & McLennan Companies Inc.	1,320	74,131
MasterCard Inc. Class A	4,110	370,763
Mattel Inc.	1,710	48,154
McCormick & Co. Inc./MD	990	74,547
McDonald’s Corp.	4,410	425,785
McGraw Hill Financial Inc.	1,140	118,902
McKesson Corp.	1,020	227,868
Mead Johnson Nutrition Co.	1,080	103,594
Merck & Co. Inc.	11,820	703,999
MetLife Inc.	4,590	235,421
Micron Technology Inc.[b]	5,970	167,936
Microsoft Corp.	30,810	1,498,598
Molson Coors Brewing Co. Class B	990	72,775
Mondelez International Inc. Class A	7,590	291,228
Monsanto Co.	3,000	341,880

Security	Shares	Value

Monster Beverage Corp.[b]	750	$102,832
Moody’s Corp.	840	90,317
Morgan Stanley	6,780	252,962
Mosaic Co. (The)	960	42,240
Motorola Solutions Inc.	1,020	60,945
NASDAQ OMX Group Inc. (The)	1,470	71,486
National Oilwell Varco Inc.	3,390	184,450
NetApp Inc.	1,590	57,638
Netflix Inc.[b]	240	133,560
News Corp. Class Ab	2,730	43,079
Nielsen NV	1,860	83,588
NIKE Inc. Class B	3,060	302,450
Norfolk Southern Corp.	720	72,612
Northern Trust Corp.	1,470	107,530
Northrop Grumman Corp.	1,350	207,954
NVIDIA Corp.	4,290	95,217
O’Reilly Automotive Inc.[b]	480	104,558
Oceaneering International Inc.	2,160	119,038
Omnicom Group Inc.	1,200	90,912
Oracle Corp.	14,730	642,523
PACCAR Inc.	2,250	147,037
Pall Corp.	780	75,910
Parker-Hannifin Corp.	840	100,262
PartnerRe Ltd.	600	76,800
Paychex Inc.	1,140	55,165
Pepco Holdings Inc.	2,190	56,896
PepsiCo Inc.	6,360	604,963
Perrigo Co. PLC	570	104,470
Pfizer Inc.	25,350	860,125
PG&E Corp.	3,780	200,038
Philip Morris International Inc.	6,990	583,455
Pioneer Natural Resources Co.	480	82,934
PNC Financial Services Group Inc. (The)[d]	2,550	233,911
PPG Industries Inc.	330	73,115
Precision Castparts Corp.	750	155,017
Priceline Group Inc. (The)[b]	210	259,940
Principal Financial Group Inc.	1,350	69,012
Procter & Gamble Co. (The)	10,920	868,249
Prologis Inc.	2,250	90,450
Prudential Financial Inc.	2,250	183,600
Public Storage	660	124,021
PulteGroup Inc.	2,190	42,267
PVH Corp.	420	43,407
QUALCOMM Inc.	6,990	475,320
Quanta Services Inc.[b]	2,340	67,649
Quest Diagnostics Inc.	660	47,137
Ralph Lauren Corp.	390	52,030
Raytheon Co.	1,710	177,840
Realty Income Corp.	1,170	54,955
Red Hat Inc.[b]	810	60,961
Regeneron Pharmaceuticals Inc.[b]	330	150,962
Regions Financial Corp.	8,010	78,738
RenaissanceRe Holdings Ltd.	450	46,121
Reynolds American Inc.	2,160	158,328
Robert Half International Inc.	870	48,242
Rockwell Automation Inc.	1,050	124,530
Rockwell Collins Inc.	960	93,437
Roper Technologies Inc.	660	110,992
Ross Stores Inc.	960	94,925
salesforce.com inc.[b]	2,250	163,845
SanDisk Corp.	1,260	84,344
SBA Communications Corp. Class Ab	450	52,119
Schlumberger Ltd.	7,680	726,605

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2015

Security	Shares	Value

Seagate Technology PLC	1,230	$72,226
Sealed Air Corp.	1,260	57,456
Sempra Energy	1,470	156,070
Sensata Technologies Holding NVb	1,380	76,190
Sherwin-Williams Co. (The)	750	208,500
Sigma-Aldrich Corp.	1,530	212,548
Simon Property Group Inc.	1,230	223,233
Spectra Energy Corp.	9,180	341,955
St. Jude Medical Inc.	1,350	94,567
Stanley Black & Decker Inc.	1,050	103,635
Staples Inc.	4,110	67,075
Starbucks Corp.	6,540	324,253
State Street Corp.	2,280	175,834
Stryker Corp.	1,590	146,662
SunTrust Banks Inc.	2,700	112,050
Superior Energy Services Inc.	3,120	79,560
Symantec Corp.	3,480	86,739
Sysco Corp.	2,730	101,092
T Rowe Price Group Inc.	1,230	99,851
Target Corp.	1,950	153,718
TD Ameritrade Holding Corp.	1,260	45,675
TE Connectivity Ltd.	1,680	111,804
Tesla Motors Inc.[b]	420	94,941
Tesoro Corp.	2,790	239,466
Texas Instruments Inc.	4,410	239,066
Textron Inc.	1,410	62,012
Thermo Fisher Scientific Inc.	1,770	222,454
Tiffany & Co.	600	52,488
Time Warner Cable Inc.	1,230	191,290
Time Warner Inc.	4,530	382,377
TJX Companies Inc. (The)	3,240	209,110
Towers Watson & Co. Class A	420	53,300
TransDigm Group Inc.	330	70,003
Travelers Companies Inc. (The)	2,040	206,264
TripAdvisor Inc.[b]	630	50,709
Twenty-First Century Fox Inc. Class A	4,260	145,181
Twenty-First Century Fox Inc. Class B	3,600	120,060
Twitter Inc.[b]	1,530	59,609
U.S. Bancorp/MN	7,290	312,522
Under Armour Inc. Class Ab	780	60,489
Union Pacific Corp.	3,330	353,746
United Parcel Service Inc. Class B	1,920	193,018
United Rentals Inc.[b]	1,170	112,999
United Technologies Corp.	4,170	474,337
UnitedHealth Group Inc.	4,290	477,906
Unum Group	1,860	63,538
Varian Medical Systems Inc.[b]	600	53,310
Verisk Analytics Inc. Class Ab	810	60,782
Verizon Communications Inc.	16,230	818,641
Vertex Pharmaceuticals Inc.[b]	1,020	125,746
VF Corp.	1,530	110,818
Viacom Inc. Class B NVS	1,920	133,344
Visa Inc. Class A	8,160	538,968
VMware Inc. Class Ab	510	44,931
Vornado Realty Trust	600	62,094
Voya Financial Inc.	900	38,106
Wal-Mart Stores Inc.	6,570	512,788
Walgreens Boots Alliance Inc.	3,990	330,891
Walt Disney Co. (The)	7,000	761,040
Waters Corp.[b]	360	45,068
Wells Fargo & Co.	20,370	1,122,387
Western Digital Corp.	1,140	111,424
Western Union Co. (The)	2,820	57,190

Security	Shares	Value

Whirlpool Corp.	270	$47,412
Whole Foods Market Inc.	1,770	84,535
Williams Companies Inc. (The)	4,800	245,712
WW Grainger Inc.	360	89,435
Wynn Resorts Ltd.	420	46,649
Xerox Corp.	7,350	84,525
Xilinx Inc.	1,770	76,747
XL Group PLC	2,040	75,643
Xylem Inc./NY	1,290	47,756
Yahoo! Inc.[b]	4,230	180,050
Yum! Brands Inc.	1,560	134,098
Zimmer Holdings Inc.	960	105,446
Zoetis Inc.	1,740	77,291

		74,495,174

TOTAL COMMON STOCKS (Cost: $142,182,693)		148,317,088

PREFERRED STOCKS — 0.93%

BRAZIL — 0.45%
AES Tiete SA	9,000	51,916
Banco Bradesco SA	14,400	154,417
Cia. Energetica de Minas Gerais	15,000	72,773
Cia. Energetica de Sao Paulo Class B	9,000	57,018
Cia. Paranaense de Energia Class B	3,000	33,921
Itau Unibanco Holding SA	12,000	154,169
Vale SA	24,000	145,246

		669,460
GERMANY — 0.33%
Bayerische Motoren Werke AG	1,110	101,831
Henkel AG & Co. KGaA	930	108,588
Porsche Automobil Holding SE	810	77,422
Volkswagen AG	810	210,074

		497,915
SOUTH KOREA — 0.15%
Hyundai Motor Co.	420	46,623
Hyundai Motor Co. Series 2	480	54,627
Samsung Electronics Co. Ltd.	120	122,015

		223,265

TOTAL PREFERRED STOCKS (Cost: $1,418,155)		1,390,640

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Popular Espanol SAb	6,296	120
Banco Santander SAb	64,740	10,737

		10,857

TOTAL RIGHTS (Cost: $10,576)		10,857

142

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.14%

MONEY MARKET FUNDS — 1.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	1,548,674	$1,548,674
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	86,998	86,998
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	85,093	85,093

		1,720,765

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,720,765)		1,720,765

TOTAL INVESTMENTS IN SECURITIES — 100.72% (Cost: $145,332,189)		151,439,350
Other Assets, Less Liabilities — (0.72)%		(1,076,973)

NET ASSETS — 100.00%		$150,362,377

ADR — American Depositary Receipts
GDR — Global Depositary Receipts
NVDR — Non-Voting Depositary Receipts
NVS — Non-Voting Shares
[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

143

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.96%

CHINA — 30.02%
AAC Technologies Holdings Inc.	1,004,500	$5,332,780
Agricultural Bank of China Ltd. Class H	28,056,000	15,853,813
Air China Ltd. Class H	2,672,000	3,226,608
Alibaba Health Information Technology Ltd.[a]	3,164,000	4,898,370
Alibaba Pictures Group Ltd.[a,b]	6,500,000	3,211,781
Aluminum Corp. of China Ltd. Class Ha,b	5,346,000	3,448,521
Anhui Conch Cement Co. Ltd. Class H	1,689,500	6,865,981
Anta Sports Products Ltd.	1,336,000	2,943,935
AviChina Industry & Technology Co. Ltd. Class H	2,684,000	3,054,112
Bank of China Ltd. Class H	104,208,000	71,657,579
Bank of Communications Co. Ltd. Class H	11,356,100	11,676,734
BBMG Corp. Class H	1,639,000	2,034,173
Beijing Capital International Airport Co. Ltd. Class H	2,672,000	2,850,860
Beijing Enterprises Holdings Ltd.[b]	668,000	6,118,834
Beijing Enterprises Water Group Ltd.[a]	5,354,000	4,634,840
Belle International Holdings Ltd.	6,012,000	7,733,000
Brilliance China Automotive Holdings Ltd.	4,018,000	7,568,271
Byd Co. Ltd. Class Hb	668,000	4,063,423
CGN Power Co. Ltd. Class Ha,c	6,680,000	3,757,481
China Agri-Industries Holdings Ltd.[b]	2,672,100	1,527,180
China Cinda Asset Management Co. Ltd. Class Ha	6,448,000	3,843,270
China CITIC Bank Corp. Ltd. Class H	10,705,200	9,736,834
China CNR Corp. Ltd. Class Ha,c	2,338,000	4,795,959
China Coal Energy Co. Ltd. Class Hb	5,347,000	3,525,047
China Communications Construction Co. Ltd. Class H	5,855,000	10,711,172
China Communications Services Corp. Ltd. Class H	2,672,000	1,509,887
China Construction Bank Corp. Class H	93,520,390	91,093,443
China COSCO Holdings Co. Ltd. Class Ha	3,340,000	3,085,271
China Everbright Bank Co. Ltd. Class H	3,340,000	2,270,863
China Everbright International Ltd.	3,340,000	6,256,723
China Everbright Ltd.	1,336,000	4,438,309
China Galaxy Securities Co. Ltd. Class Hb	2,004,000	3,293,829
China Gas Holdings Ltd.	2,672,000	4,736,495
China Huishan Dairy Holdings Co. Ltd.[b]	7,348,000	1,573,661
China International Marine Containers Group Co. Ltd. Class H	735,283	1,987,341
China Life Insurance Co. Ltd. Class H	9,512,000	46,325,771
China Longyuan Power Group Corp. Ltd.	4,008,000	4,995,037
China Medical System Holdings Ltd.	1,336,000	2,361,353
China Mengniu Dairy Co. Ltd.	1,336,000	6,765,190
China Merchants Bank Co. Ltd. Class H	6,024,946	18,227,616
China Merchants Holdings International Co. Ltd.	1,336,000	6,075,744
China Minsheng Banking Corp. Ltd. Class H	8,391,100	12,319,555
China Mobile Ltd.	8,016,000	114,482,522
China National Building Material Co. Ltd. Class H	4,018,000	4,893,457
China Oilfield Services Ltd. Class H	2,672,000	5,515,569
China Overseas Land & Investment Ltd.	5,345,760	22,379,894
China Pacific Insurance Group Co. Ltd. Class H	3,473,600	18,956,320
China Petroleum & Chemical Corp. Class H	33,400,000	31,283,616
China Railway Construction Corp. Ltd. Class H	2,544,000	5,093,809
China Railway Group Ltd. Class H	5,347,000	7,532,978
China Resources Cement Holdings Ltd.	2,672,000	1,706,379
China Resources Enterprise Ltd.	1,256,000	3,856,563
China Resources Gas Group Ltd.	1,336,000	4,653,761
China Resources Land Ltd.	3,099,555	11,296,702
China Resources Power Holdings Co. Ltd.	2,672,000	8,083,755
China Shenhua Energy Co. Ltd. Class H	4,342,000	11,287,525

Security	Shares	Value

China Shipping Container Lines Co. Ltd. Class Ha	4,936,000	$2,795,590
China South City Holdings Ltd.	2,672,000	1,182,400
China State Construction International Holdings Ltd.	2,672,000	5,163,951
China Taiping Insurance Holdings Co. Ltd.[a]	1,736,990	6,487,535
China Telecom Corp. Ltd. Class H	18,722,000	13,936,763
China Unicom Hong Kong Ltd.	8,016,000	15,057,502
China Vanke Co. Ltd. Class Ha,b	1,707,584	4,549,210
Chongqing Changan Automobile Co. Ltd. Class B	1,038,563	3,403,301
Chongqing Rural Commercial Bank Co. Ltd. Class H	3,344,000	2,994,054
CITIC Ltd.	2,672,000	5,356,996
CITIC Securities Co. Ltd. Class H	1,337,000	5,950,923
CNOOC Ltd.	23,380,000	39,634,532
COSCO Pacific Ltd.	2,672,000	4,198,727
Country Garden Holdings Co. Ltd.	6,278,838	3,402,220
CSPC Pharmaceutical Group Ltd.	4,008,000	4,167,702
CSR Corp. Ltd. Class Hb	2,181,000	4,220,664
Datang International Power Generation Co. Ltd. Class H	3,568,000	2,099,054
Dongfeng Motor Group Co. Ltd. Class H	4,008,000	6,691,074
ENN Energy Holdings Ltd.	1,336,000	9,652,245
Evergrande Real Estate Group Ltd.[b]	8,016,000	7,601,143
Far East Horizon Ltd.	2,004,000	2,125,218
Fosun International Ltd.[b]	2,129,000	5,328,577
Franshion Properties China Ltd.	4,018,000	1,627,697
GCL-Poly Energy Holdings Ltd.[a,b]	13,361,000	4,050,799
Geely Automobile Holdings Ltd.	6,680,000	3,774,717
GOME Electrical Appliances Holding Ltd.	13,622,160	3,497,300
Great Wall Motor Co. Ltd. Class H	1,336,000	10,195,184
Guangdong Investment Ltd.	4,008,000	5,987,839
Guangzhou Automobile Group Co. Ltd. Class H	2,672,855	2,913,842
Guangzhou R&F Properties Co. Ltd. Class H	1,336,000	1,709,826
Haier Electronics Group Co. Ltd.	1,347,000	3,883,998
Haitian International Holdings Ltd.	668,000	1,665,012
Haitong Securities Co. Ltd. Class H	1,603,200	5,263,921
Hanergy Thin Film Power Group Ltd.[a,b]	16,032,000	14,933,402
Hengan International Group Co. Ltd.	1,002,000	12,384,175
Huadian Power International Corp. Ltd. Class H	2,672,000	2,961,171
Huaneng Power International Inc. Class H	4,018,000	5,753,959
Industrial & Commercial Bank of China Ltd. Class H	95,524,350	83,063,045
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,469,752	2,236,963
Jiangsu Expressway Co. Ltd. Class H	1,342,000	1,849,088
Jiangxi Copper Co. Ltd. Class H	1,336,000	2,771,573
Kingboard Chemical Holdings Ltd.	1,004,500	1,835,046
Kingsoft Corp. Ltd.[b]	668,000	2,624,204
Kunlun Energy Co. Ltd.	4,008,000	4,772,690
Lee & Man Paper Manufacturing Ltd.	2,009,000	1,143,016
Lenovo Group Ltd.	8,016,000	13,857,866
Longfor Properties Co. Ltd.	2,004,500	3,491,192
New China Life Insurance Co. Ltd. Class H	1,002,000	6,224,405
New World China Land Ltd.	2,678,000	1,820,770
Nine Dragons Paper (Holdings) Ltd.	2,009,000	1,645,840
People’s Insurance Co. Group of China Ltd. Class H	8,016,000	5,574,172
PetroChina Co. Ltd. Class H	28,058,000	36,053,706
PICC Property & Casualty Co. Ltd. Class H	4,243,876	9,439,170
Ping An Insurance Group Co. of China Ltd. Class H	3,340,000	48,002,683
Semiconductor Manufacturing International Corp.[a]	32,064,000	3,557,542
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,672,000	2,475,111
Shanghai Electric Group Co. Ltd. Class H	4,018,000	4,105,528
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	614,000	2,340,775
Shanghai Industrial Holdings Ltd.	668,000	2,671,604
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	935,800	2,921,677
Shenzhou International Group Holdings Ltd.	668,000	3,149,907
Shimao Property Holdings Ltd.	1,670,500	3,956,881
Shui On Land Ltd.	4,348,733	1,408,219

144

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2015

Security	Shares	Value

Sihuan Pharmaceutical Holdings Group Ltd.	4,860,000	$2,765,086
Sino Biopharmaceutical Ltd.	2,672,000	3,061,141
Sino-Ocean Land Holdings Ltd.	4,342,000	3,629,934
Sinopec Engineering Group Co. Ltd. Class H	1,337,000	1,447,196
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,008,000	2,425,127
Sinopharm Group Co. Ltd. Class H	1,603,200	7,632,168
Sinotrans Ltd. Class H	2,672,000	2,051,102
SOHO China Ltd.	2,341,000	1,778,896
Sun Art Retail Group Ltd.[b]	3,340,000	3,442,921
Tencent Holdings Ltd.	6,680,000	138,664,843
Tingyi Cayman Islands Holding Corp.	2,672,000	5,646,563
Tsingtao Brewery Co. Ltd. Class H	550,000	3,501,738
Uni-President China Holdings Ltd.	1,490,800	1,205,926
Want Want China Holdings Ltd.	8,017,000	8,801,877
Weichai Power Co. Ltd. Class H	668,400	2,660,268
Yanzhou Coal Mining Co. Ltd. Class H	2,672,000	2,671,604
Yuexiu Property Co. Ltd.	8,616,540	2,112,129
Zhejiang Expressway Co. Ltd. Class H	1,342,000	2,136,493
Zhuzhou CSR Times Electric Co. Ltd. Class H	668,000	5,713,784
Zijin Mining Group Co. Ltd. Class H	7,788,000	3,004,215
ZTE Corp. Class H	801,600	2,704,352

		1,370,061,755
HONG KONG — 12.66%
AIA Group Ltd.	15,764,800	105,354,256
ASM Pacific Technology Ltd.[b]	400,800	4,488,294
Bank of East Asia Ltd. (The)[b]	1,736,800	7,551,158
BOC Hong Kong Holdings Ltd.	5,010,000	19,487,624
Cathay Pacific Airways Ltd.	2,004,000	5,165,675
Cheung Kong Infrastructure Holdings Ltd.	668,000	5,670,694
CK Hutchison Holdings Ltd.	1,798,500	39,097,069
CLP Holdings Ltd.	2,672,000	23,423,931
First Pacific Co. Ltd./Hong Kong	2,673,000	2,593,287
Galaxy Entertainment Group Ltd.[b]	3,340,000	16,158,893
Hang Lung Properties Ltd.	3,340,000	11,311,225
Hang Seng Bank Ltd.	1,002,000	19,558,724
Henderson Land Development Co. Ltd.	1,336,400	10,741,338
HKT Trust & HKT Ltd.[b]	3,340,640	4,473,639
Hong Kong & China Gas Co. Ltd.[b]	8,054,964	19,225,126
Hong Kong Exchanges and Clearing Ltd.	1,150,600	44,028,042
Hutchison Whampoa Ltd.	2,740,000	40,369,236
Hysan Development Co. Ltd.[b]	668,000	3,093,889
Kerry Properties Ltd.	1,002,000	4,097,895
Li & Fung Ltd.[b]	7,442,000	7,594,514
Link REIT (The)	3,006,000	18,673,216
MGM China Holdings Ltd.[b]	1,336,000	2,533,714
MTR Corp. Ltd.	2,004,000	9,876,315
New World Development Co. Ltd.	6,680,666	8,877,503
NWS Holdings Ltd.	2,009,500	3,422,124
PCCW Ltd.	5,348,000	3,567,104
Power Assets Holdings Ltd.	1,761,000	17,823,220
Sands China Ltd.[b]	3,206,400	13,133,948
Shangri-La Asia Ltd.[b]	1,336,333	2,034,373
Sino Land Co. Ltd.[b]	4,019,200	7,103,854
SJM Holdings Ltd.[b]	2,674,000	3,404,963
Sun Hung Kai Properties Ltd.	2,163,000	36,026,048
Swire Pacific Ltd. Class A	852,500	11,537,288
Swire Properties Ltd.	1,603,200	5,522,463
Techtronic Industries Co. Ltd.	2,004,000	7,122,840
WH Group Ltd.[a,b,c]	4,676,000	3,269,698
Wharf Holdings Ltd. (The)[b]	2,004,000	14,491,295
Wheelock & Co. Ltd.[b]	1,336,000	7,549,435

Security	Shares	Value

Wynn Macau Ltd.[b]	2,137,600	$4,351,784
Yue Yuen Industrial Holdings Ltd.	1,005,000	3,824,916

		577,630,610
INDIA — 7.78%
Adani Ports & Special Economic Zone Ltd.	646,624	3,232,865
ACC Ltd.	29,392	663,454
Adani Enterprises Ltd.	170,340	1,808,128
Aditya Birla Nuvo Ltd.	46,095	1,137,951
Ambuja Cements Ltd.	878,489	3,214,372
Apollo Hospitals Enterprise Ltd.	103,540	1,853,743
Asian Paints Ltd.	388,776	4,666,965
Aurobindo Pharma Ltd.	177,020	3,583,181
Bajaj Auto Ltd.	110,220	3,381,567
Bharat Heavy Electricals Ltd.	776,216	2,909,206
Bharat Petroleum Corp. Ltd.	218,519	2,631,070
Bharti Airtel Ltd.	797,592	4,785,678
Bosch Ltd.	9,926	3,516,850
Cairn India Ltd.	549,096	1,845,305
Cipla Ltd.	463,592	4,642,124
Coal India Ltd.	799,596	4,566,692
Dabur India Ltd.	572,476	2,270,435
Divi’s Laboratories Ltd.	54,976	1,491,748
DLF Ltd.	539,744	1,159,538
Dr. Reddy’s Laboratories Ltd.	154,976	8,076,979
GAIL (India) Ltd.	418,168	2,372,131
GlaxoSmithKline Consumer Healthcare Ltd.	13,500	1,332,422
Godrej Consumer Products Ltd.	156,980	2,599,444
HCL Technologies Ltd.	646,624	8,964,572
Hero Motocorp Ltd.	54,108	1,983,974
Hindalco Industries Ltd.	1,456,908	2,949,829
Hindustan Unilever Ltd.	991,980	13,280,803
Housing Development Finance Corp. Ltd.	1,953,232	35,980,185
ICICI Bank Ltd.	1,442,880	7,522,785
Idea Cellular Ltd.	1,364,724	3,760,162
Infosys Ltd.	1,205,072	36,850,368
ITC Ltd.	2,924,504	14,842,382
Jindal Steel & Power Ltd.	448,228	985,163
JSW Steel Ltd.	109,552	1,607,878
Larsen & Toubro Ltd.	414,828	10,654,317
LIC Housing Finance Ltd.	360,219	2,438,986
Mahindra & Mahindra Financial Services Ltd.	357,028	1,504,504
Mahindra & Mahindra Ltd.	443,552	7,996,017
Motherson Sumi Systems Ltd.	281,228	2,232,246
Nestle India Ltd.	29,392	3,041,516
NTPC Ltd.	2,120,500	5,017,888
Oil & Natural Gas Corp. Ltd.	1,004,672	4,808,632
Oil India Ltd.	154,976	1,117,028
Piramal Enterprises Ltd.	85,504	1,262,872
Power Finance Corp. Ltd.	338,676	1,416,504
Reliance Communications Ltd.[a]	1,062,788	1,012,338
Reliance Industries Ltd.	1,689,372	22,936,786
Reliance Infrastructure Ltd.	124,916	815,204
Rural Electrification Corp. Ltd.	382,096	1,874,235
Sesa Sterlite Ltd.	1,531,724	5,060,730
Shriram Transport Finance Co. Ltd.	194,388	2,968,231
Siemens Ltd.	98,864	2,118,147
State Bank of India	1,970,600	8,369,194
Sun Pharmaceuticals Industries Ltd.	1,096,188	16,203,355
Tata Consultancy Services Ltd.	616,564	23,916,063
Tata Motors Ltd.	51,563	412,610
Tata Motors Ltd.	997,992	7,985,979

145

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2015

Security	Shares	Value

Tata Power Co. Ltd.	1,456,240	$1,737,904
Tata Steel Ltd.	398,796	2,262,554
Tech Mahindra Ltd.	307,280	3,006,037
Ultratech Cement Ltd.	46,760	1,967,211
United Breweries Ltd.	88,176	1,294,423
United Spirits Ltd.[a]	58,116	3,047,075
Wipro Ltd.	810,952	6,876,781
Zee Entertainment Enterprises Ltd.	685,824	3,369,462

		355,194,778
INDONESIA — 2.76%
Adaro Energy Tbk PT	18,370,000	1,240,019
Astra Agro Lestari Tbk PT	534,400	838,962
Astra International Tbk PT	26,452,800	13,978,915
Bank Central Asia Tbk PT	16,032,000	16,665,859
Bank Danamon Indonesia Tbk PT	4,275,246	1,309,371
Bank Mandiri Persero Tbk PT	12,224,451	10,137,925
Bank Negara Indonesia Persero Tbk PT	9,886,415	4,900,306
Bank Rakyat Indonesia Persero Tbk PT	14,428,800	12,940,004
Bumi Serpong Damai Tbk PT	9,619,400	1,384,006
Charoen Pokphand Indonesia Tbk PT	9,752,800	2,133,014
Global Mediacom Tbk PT	8,149,600	974,494
Gudang Garam Tbk PT	668,000	2,576,663
Indo Tambangraya Megah Tbk PT	467,600	454,523
Indocement Tunggal Prakarsa Tbk PT	1,937,200	3,138,376
Indofood CBP Sukses Makmur Tbk PT	1,603,200	1,632,574
Indofood Sukses Makmur Tbk PT	5,611,200	2,921,936
Jasa Marga Persero Tbk PT	2,636,500	1,261,045
Kalbe Farma Tbk PT	27,254,400	3,774,091
Lippo Karawaci Tbk PT	25,584,400	2,338,863
Matahari Department Store Tbk PT	2,605,200	3,517,146
Media Nusantara Citra Tbk PT	6,212,400	1,056,767
Perusahaan Gas Negara Persero Tbk PT	14,228,400	4,500,400
Semen Indonesia Persero Tbk PT	3,941,200	3,800,579
Surya Citra Media Tbk PT	6,212,400	1,389,852
Tambang Batubara Bukit Asam Persero Tbk PT	1,002,000	722,754
Telekomunikasi Indonesia Persero Tbk PT	65,464,000	13,206,431
Tower Bersama Infrastructure Tbk PT	2,471,600	1,615,955
Unilever Indonesia Tbk PT	2,004,000	6,585,952
United Tractors Tbk PT	2,137,643	3,529,069
XL Axiata Tbk PT	3,740,800	1,164,446

		125,690,297
MALAYSIA — 4.07%
AirAsia Bhd	1,670,000	1,064,411
Alliance Financial Group Bhd	1,469,600	1,955,891
AMMB Holdings Bhd	2,471,600	4,503,912
Astro Malaysia Holdings Bhd	2,207,700	1,946,421
Axiata Group Bhd	3,273,200	6,194,403
Berjaya Sports Toto Bhd	801,690	733,823
British American Tobacco Malaysia Bhd	200,400	3,768,859
Bumi Armada Bhd[a,b]	2,271,200	758,874
CIMB Group Holdings Bhd	6,479,600	10,734,140
Dialog Group Bhd	4,809,662	2,187,745
DiGi.Com Bhd	4,141,600	6,988,914
Felda Global Ventures Holdings Bhd	1,469,700	854,213
Gamuda Bhd	2,271,200	3,335,217
Genting Bhd	2,738,800	6,728,766
Genting Malaysia Bhd	3,941,200	4,758,433
Genting Plantations Bhd	267,400	744,050
Hong Leong Bank Bhd	736,800	2,912,858

Security	Shares	Value

Hong Leong Financial Group Bhd	267,400	$1,216,308
IHH Healthcare Bhd	3,206,400	5,329,745
IJM Corp. Bhd	1,937,200	3,986,993
IOI Corp. Bhd	3,941,200	4,802,698
IOI Properties Group Bhd	2,254,433	1,354,622
Kuala Lumpur Kepong Bhd	668,700	4,156,961
Lafarge Malaysia Bhd	564,100	1,528,447
Malayan Banking Bhd	5,878,400	15,201,478
Malaysia Airports Holdings Bhd	868,400	1,572,703
Maxis Bhd	2,471,600	4,816,202
MISC Bhd	1,469,700	3,775,868
Petronas Chemicals Group Bhd	3,702,100	6,101,734
Petronas Dagangan Bhd[b]	334,400	2,009,311
Petronas Gas Bhd	868,400	5,539,814
PPB Group Bhd	668,700	2,880,207
Public Bank Bhd	3,573,630	19,546,346
RHB Capital Bhd	734,800	1,629,909
Sapurakencana Petroleum Bhd[b]	4,676,000	3,492,394
Sime Darby Bhd	3,807,600	9,686,047
Telekom Malaysia Bhd	1,470,000	3,058,459
Tenaga Nasional Bhd	4,275,200	17,237,645
UEM Sunrise Bhd	1,945,300	704,601
UMW Holdings Bhd	734,800	2,195,219
YTL Corp. Bhd	5,678,000	2,662,434
YTL Power International Bhd	2,137,620	960,323

		185,617,398
PHILIPPINES — 1.50%
Aboitiz Equity Ventures Inc.	2,472,020	3,144,845
Aboitiz Power Corp.	2,070,800	1,997,324
Alliance Global Group Inc.	2,672,000	1,524,114
Ayala Corp.	267,208	4,680,490
Ayala Land Inc.	9,352,000	8,117,108
Bank of the Philippine Islands	1,128,929	2,568,168
BDO Unibank Inc.	2,137,609	5,232,414
DMCI Holdings Inc.	4,676,000	1,575,118
Energy Development Corp.	11,957,200	2,175,013
Globe Telecom Inc.	43,480	2,130,549
International Container Terminal Services Inc.	674,680	1,666,625
JG Summit Holdings Inc.	3,199,727	5,137,671
Jollibee Foods Corp.	601,200	2,686,701
Megaworld Corp.	16,032,000	1,908,143
Metro Pacific Investments Corp.	13,360,000	1,359,102
Metropolitan Bank & Trust Co.	517,851	1,081,521
Philippine Long Distance Telephone Co.	126,920	7,895,091
SM Investments Corp.	200,400	4,052,553
SM Prime Holdings Inc.	9,752,825	4,086,856
Universal Robina Corp.	1,144,910	5,599,852

		68,619,258
SINGAPORE — 5.72%
Ascendas REIT	2,672,535	4,983,701
CapitaCommercial Trust	2,672,000	3,419,305
CapitaLand Ltd.[b]	3,340,500	9,306,138
CapitaMall Trust	3,340,800	5,523,651
City Developments Ltd.[b]	668,000	5,381,118
ComfortDelGro Corp. Ltd.	2,672,000	6,193,077
DBS Group Holdings Ltd.[b]	2,279,900	36,301,454
Genting Singapore PLC	8,016,600	6,203,628
Global Logistic Properties Ltd.	4,008,000	8,321,317
Golden Agri-Resources Ltd.	8,684,707	2,753,823

146

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2015

Security	Shares	Value

Hutchison Port Holdings Trust[b]	8,016,371	$5,411,050
Jardine Cycle & Carriage Ltd.[b]	88,600	2,703,051
Keppel Corp. Ltd.[b]	2,004,600	13,197,019
Noble Group Ltd.[b]	6,012,364	3,926,386
Oversea-Chinese Banking Corp. Ltd.[b]	3,769,175	30,391,294
SembCorp Industries Ltd.[b]	1,336,000	4,559,073
Sembcorp Marine Ltd[b]	1,336,000	2,995,674
Singapore Airlines Ltd.	668,000	6,152,731
Singapore Exchange Ltd.[b]	1,202,400	7,734,286
Singapore Press Holdings Ltd.[b]	1,322,700	4,184,148
Singapore Technologies Engineering Ltd.	2,004,000	5,476,939
Singapore Telecommunications Ltd.	10,287,200	34,405,871
StarHub Ltd.	668,000	2,133,283
Suntec REIT[b]	3,340,000	4,463,252
United Overseas Bank Ltd.[b]	1,686,000	31,172,957
UOL Group Ltd.[b]	668,000	4,024,491
Wilmar International Ltd.	2,672,000	6,576,362
Yangzijiang Shipbuilding Holdings Ltd.[b]	2,672,000	2,955,328

		260,850,407
SOUTH KOREA — 16.91%
AmorePacific Corp.	4,089	14,814,996
AmorePacific Group	3,245	4,934,095
BNK Financial Group Inc.	259,868	3,890,748
Celltrion Inc.[a,b]	86,840	6,942,340
Cheil Industries Inc.[a]	22,044	3,259,304
Cheil Worldwide Inc.[a]	111,556	2,388,256
CJ CheilJedang Corp.	10,020	3,911,726
CJ Corp.	18,704	3,332,522
CJ Korea Express Co. Ltd.[a]	9,704	1,851,183
Coway Co. Ltd.	70,140	5,908,248
Daelim Industrial Co. Ltd.[b]	36,072	2,792,888
Daewoo Engineering & Construction Co. Ltd.[a,b]	148,964	990,777
Daewoo International Corp.	63,815	1,869,208
Daewoo Securities Co. Ltd.	263,860	4,147,426
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	142,284	2,409,006
Daum Kakao Corp.[b]	34,068	3,429,046
DGB Financial Group Inc.	210,699	2,388,053
Dongbu Insurance Co. Ltd.	55,444	2,829,092
Doosan Corp.	10,688	1,241,284
Doosan Heavy Industries & Construction Co. Ltd.	79,492	2,261,666
Doosan Infracore Co. Ltd.[a]	179,692	1,994,715
E-Mart Co. Ltd.	27,501	5,682,343
GS Engineering & Construction Corp.[a,b]	66,800	2,009,608
GS Holdings Corp.	68,804	3,221,978
Halla Visteon Climate Control Corp.	51,436	1,938,446
Hana Financial Group Inc.	380,760	11,259,414
Hankook Tire Co. Ltd.	96,860	4,074,987
Hanssem Co. Ltd.	15,364	2,844,920
Hanwha Chemical Corp.	139,612	2,240,043
Hanwha Corp.	60,788	2,395,796
Hanwha Life Insurance Co. Ltd.	281,896	2,085,294
Hite Jinro Co. Ltd.	40,140	849,979
Hotel Shilla Co. Ltd.	44,756	4,467,250
Hyosung Corp.	29,392	3,262,731
Hyundai Department Store Co. Ltd.	20,040	2,729,328
Hyundai Development Co. Engineering & Construction	73,480	3,927,616
Hyundai Engineering & Construction Co. Ltd.	94,856	4,592,375
Hyundai Glovis Co. Ltd.	24,716	5,441,209
Hyundai Heavy Industries Co. Ltd.[a]	55,444	7,240,821
Hyundai Marine & Fire Insurance Co. Ltd.	78,529	2,095,083
Hyundai Merchant Marine Co. Ltd.[a]	99,200	882,806

Security	Shares	Value

Hyundai Mipo Dockyard Co. Ltd.[a,b]	14,696	$1,226,951
Hyundai Mobis Co. Ltd.	88,844	19,600,379
Hyundai Motor Co.	201,068	31,698,220
Hyundai Steel Co.	90,848	6,669,531
Hyundai Wia Corp.	21,166	3,011,021
Industrial Bank of Korea	344,020	4,749,530
Kangwon Land Inc.	152,972	5,229,873
KB Financial Group Inc.	453,751	17,333,119
KCC Corp.	7,348	3,769,963
KEPCO Plant Service & Engineering Co. Ltd.	27,532	2,498,940
Kia Motors Corp.	342,016	15,824,621
Korea Aerospace Industries Ltd.	61,456	3,760,740
Korea Electric Power Corp.	333,332	14,567,728
Korea Gas Corp.	38,150	1,649,489
Korea Investment Holdings Co. Ltd.	55,444	3,568,690
Korea Zinc Co. Ltd.	11,377	5,067,647
Korean Air Lines Co. Ltd.[a]	45,207	1,931,418
KT Corp.[a]	40,748	1,210,657
KT&G Corp.	142,952	12,681,656
Kumho Petrochemical Co. Ltd.[b]	19,374	1,557,872
LG Chem Ltd.	61,456	15,650,642
LG Corp.	123,580	7,689,166
LG Display Co. Ltd.	301,936	8,407,453
LG Electronics Inc.	138,276	7,790,924
LG Household & Health Care Ltd.	12,692	9,329,567
LG Innotek Co. Ltd.	17,368	1,620,149
LG Uplus Corp.	287,908	2,887,137
Lotte Chemical Corp.	21,376	5,005,015
Lotte Confectionery Co. Ltd.	668	1,162,146
Lotte Shopping Co. Ltd.	14,028	3,389,228
LS Corp.	24,048	1,213,616
LS Industrial Systems Co. Ltd.	19,372	1,069,797
Mirae Asset Securities Co. Ltd.	36,740	2,035,780
NAVER Corp.	36,445	22,098,181
NCsoft Corp.	20,040	3,822,929
NH Investment & Securities Co. Ltd.	211,756	2,953,127
OCI Co. Ltd.[b]	22,712	2,112,301
Orion Corp./Republic of Korea	4,676	5,465,511
Paradise Co. Ltd.[b]	58,116	1,352,607
POSCO	85,211	20,030,944
S-1 Corp.	24,716	1,846,783
S-Oil Corp.	60,788	4,162,163
Samsung C&T Corp.	164,328	8,768,248
Samsung Card Co. Ltd.	46,092	1,767,147
Samsung Electro-Mechanics Co. Ltd.	77,488	4,879,142
Samsung Electronics Co. Ltd.	143,620	188,903,172
Samsung Fire & Marine Insurance Co. Ltd.	43,420	11,442,304
Samsung Heavy Industries Co. Ltd.[b]	211,088	3,573,925
Samsung Life Insurance Co. Ltd.	78,156	7,655,205
Samsung SDI Co. Ltd.	71,544	8,008,657
Samsung SDS Co. Ltd.	35,404	8,454,687
Samsung Securities Co. Ltd.	79,492	4,857,021
Shinhan Financial Group Co. Ltd.	538,021	22,183,329
Shinsegae Co. Ltd.	9,586	1,801,846
SK C&C Co. Ltd.	26,720	6,343,507
SK Holdings Co. Ltd.	33,400	5,763,993
SK Hynix Inc.	684,000	29,446,455
SK Innovation Co. Ltd.[a]	78,824	8,676,522
SK Networks Co. Ltd.	156,312	1,159,217
SK Telecom Co. Ltd.	12,692	3,397,952
Woori Bank	395,456	3,965,627
Yuhan Corp.	5,811	1,252,184

		771,831,957

147

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2015

Security	Shares	Value

TAIWAN — 14.90%
Acer Inc.[a]	3,546,830	$2,327,803
Advanced Semiconductor Engineering Inc.	8,684,863	12,364,005
Advantech Co. Ltd.	345,278	2,857,963
Asia Cement Corp.	2,728,448	3,456,664
Asia Pacific Telecom Co. Ltd.	2,672,000	1,151,649
ASUSTeK Computer Inc.	823,100	8,748,091
AU Optronics Corp.	12,025,580	6,066,584
Catcher Technology Co. Ltd.	668,000	7,852,152
Cathay Financial Holding Co. Ltd.	10,688,722	18,741,735
Chailease Holding Co. Ltd.	1,336,280	3,669,469
Chang Hwa Commercial Bank Ltd.	6,761,386	4,139,489
Cheng Shin Rubber Industry Co. Ltd.	2,004,303	4,803,626
Chicony Electronics Co. Ltd.	672,112	1,942,203
China Airlines Ltd.[a]	4,009,330	2,133,876
China Development Financial Holding Corp.	17,733,734	7,411,735
China Life Insurance Co. Ltd./Taiwan	3,640,459	3,863,218
China Motor Corp.	673,000	571,345
China Steel Corp.	15,559,484	13,082,241
Chunghwa Telecom Co. Ltd.	5,344,110	17,275,089
Clevo Co.	668,228	1,057,129
Compal Electronics Inc.	6,012,000	5,496,506
CTBC Financial Holding Co. Ltd.	17,590,823	13,727,574
CTCI Corp.	671,000	1,180,921
Delta Electronics Inc.	2,672,000	16,140,534
E.Sun Financial Holding Co. Ltd.	8,046,918	5,517,706
Eclat Textile Co. Ltd.	140,400	1,888,748
Epistar Corp.	1,336,000	2,093,907
EVA Airways Corp.[a]	2,959,962	2,334,065
Evergreen Marine Corp. Taiwan Ltd.[a]	2,004,095	1,364,376
Far Eastern Department Stores Ltd.	1,354,298	1,090,036
Far Eastern New Century Corp.	4,061,922	4,469,626
Far EasTone Telecommunications Co. Ltd.	2,004,000	4,783,269
Farglory Land Development Co. Ltd.	626,468	749,691
First Financial Holding Co. Ltd.	9,596,937	6,047,831
Formosa Chemicals & Fibre Corp.	4,207,740	10,743,984
Formosa International Hotels Corp.	29,681	317,395
Formosa Petrochemical Corp.	1,336,000	3,446,222
Formosa Plastics Corp.	5,344,400	13,768,470
Formosa Taffeta Co. Ltd.	1,336,000	1,592,242
Foxconn Technology Co. Ltd.	1,336,301	3,817,878
Fubon Financial Holding Co. Ltd.	8,684,111	18,742,890
Giant Manufacturing Co. Ltd.	309,000	2,668,664
Hermes Microvision Inc.	40,000	2,834,193
Highwealth Construction Corp.	668,600	1,750,856
Hiwin Technologies Corp.	215,554	1,650,474
Hon Hai Precision Industry Co. Ltd.	16,315,556	49,011,662
Hotai Motor Co. Ltd.	299,000	5,184,125
HTC Corp.[a]	867,450	3,582,983
Hua Nan Financial Holdings Co. Ltd.	8,016,497	4,934,075
Innolux Corp.	10,696,981	5,553,517
Inotera Memories Inc.[a]	2,672,000	3,101,600
Inventec Corp.	2,902,460	2,056,533
Kinsus Interconnect Technology Corp.	668,000	2,048,103
Largan Precision Co. Ltd.	127,000	12,772,154
Lite-On Technology Corp.	2,683,193	3,399,330
MediaTek Inc.	2,004,391	25,851,709
Mega Financial Holding Co. Ltd.	12,929,827	11,525,641
Merida Industry Co. Ltd.	147,000	1,103,964
Nan Ya Plastics Corp.	6,012,000	14,820,936
Novatek Microelectronics Corp.	671,000	3,527,428
Pegatron Corp.	2,009,000	5,989,084

Security	Shares	Value

Phison Electronics Corp.	86,000	$798,896
Pou Chen Corp.	2,674,000	3,758,757
Powertech Technology Inc.	671,200	1,244,830
President Chain Store Corp.	668,000	4,951,218
Quanta Computer Inc.	3,340,000	8,397,440
Radiant Opto-Electronics Corp.	668,167	2,203,516
Realtek Semiconductor Corp.	668,642	2,095,920
Ruentex Development Co. Ltd.	715,237	1,272,788
Ruentex Industries Ltd.	668,195	1,642,888
ScinoPharm Taiwan Ltd.	668,992	1,122,778
Shin Kong Financial Holding Co. Ltd.	9,688,740	3,147,749
Siliconware Precision Industries Co. Ltd.	4,009,575	6,624,583
Simplo Technology Co. Ltd.	250,550	1,247,596
SinoPac Financial Holdings Co. Ltd.	10,451,658	4,743,618
Standard Foods Corp.	262,683	651,861
Synnex Technology International Corp.	1,555,000	2,208,663
Taishin Financial Holding Co. Ltd.	10,302,008	4,726,155
Taiwan Business Bank[a]	5,344,311	1,762,474
Taiwan Cement Corp.	4,682,000	6,665,422
Taiwan Cooperative Financial Holding Co. Ltd.	8,939,223	4,830,671
Taiwan Fertilizer Co. Ltd.	1,336,000	2,460,341
Taiwan Glass Industry Corp.	1,336,780	960,268
Taiwan Mobile Co. Ltd.	2,004,000	7,066,937
Taiwan Semiconductor Manufacturing Co. Ltd.	32,064,670	153,905,390
Teco Electric and Machinery Co. Ltd.	2,674,000	2,606,246
TPK Holding Co. Ltd.	212,974	1,328,219
Transcend Information Inc.	137,000	527,852
U-Ming Marine Transport Corp.	671,000	1,008,932
Uni-President Enterprises Corp.	6,230,475	10,232,903
Unimicron Technology Corp.	1,565,000	935,137
United Microelectronics Corp.	16,403,000	7,819,624
Vanguard International Semiconductor Corp.	1,336,000	2,063,371
Walsin Lihwa Corp.[a]	4,682,000	1,383,534
Wan Hai Lines Ltd.	602,000	668,321
Wistron Corp.	3,340,521	2,852,303
WPG Holdings Ltd.	2,009,240	2,519,259
Yang Ming Marine Transport Corp.[a]	2,026,300	1,061,912
Yuanta Financial Holding Co. Ltd.	10,688,304	6,229,551
Yulon Motor Co. Ltd.	1,336,000	1,747,104
Zhen Ding Technology Holding Ltd.	668,097	2,334,173

		680,006,168
THAILAND — 2.64%
Advanced Info Service PCL NVDR	1,336,000	9,726,680
Airports of Thailand PCL NVDR	534,400	4,701,229
Bangkok Bank PCL Foreign	334,000	1,879,478
Bangkok Bank PCL NVDR	405,425	2,275,250
Bangkok Dusit Medical Services PCL NVDR	4,009,000	2,456,599
Banpu PCL NVDR	1,336,000	1,175,307
BEC World PCL NVDR	1,358,300	1,658,473
BTS Group Holdings PCL NVDR	7,548,400	2,118,086
Bumrungrad Hospital PCL NVDR	467,600	2,276,651
Central Pattana PCL NVDR	1,773,600	2,259,706
Charoen Pokphand Foods PCL NVDR	3,637,100	2,460,407
CP ALL PCL NVDR	5,811,600	7,404,435
Delta Electronics Thailand PCL NVDR	668,000	1,692,037
Energy Absolute PCL NVDR	1,469,600	1,170,241
Glow Energy PCL NVDR	695,100	1,802,853
Home Product Center PCL NVDR[b]	5,505,443	1,202,463
Indorama Ventures PCL NVDR	1,551,500	1,162,507
IRPC PCL NVDR	13,360,000	1,864,280
Kasikornbank PCL Foreign	1,507,300	9,602,093

148

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2015

Security	Shares	Value

Kasikornbank PCL NVDR	802,575	$5,112,718
Krung Thai Bank PCL NVDR	4,676,075	2,836,994
Minor International PCL NVDR[b]	2,316,520	2,318,980
PTT Exploration & Production PCL NVDR	1,736,884	6,164,582
PTT Global Chemical PCL NVDR	2,145,676	4,182,002
PTT PCL NVDR	1,269,200	13,706,513
Siam Cement PCL (The) Foreign	400,900	6,494,179
Siam Cement PCL (The) NVDR	133,600	2,180,397
Siam Commercial Bank PCL (The) NVDR	2,070,800	9,988,084
Thai Oil PCL NVDR	1,002,800	1,779,578
Thai Union Frozen Products PCL NVDR	2,404,800	1,488,182
TMB Bank PCL NVDR	17,578,700	1,386,459
True Corp. PCL NVDR[a]	11,156,411	4,128,871

		120,656,314

TOTAL COMMON STOCKS (Cost: $3,887,079,773)		4,516,158,942

PREFERRED STOCKS — 0.84%

SOUTH KOREA — 0.84%
Hyundai Motor Co.	32,064	3,559,343
Hyundai Motor Co. Series 2	50,100	5,701,679
LG Chem Ltd.	10,029	1,721,396
Samsung Electronics Co. Ltd.	26,720	27,168,657

		38,151,075

TOTAL PREFERRED STOCKS (Cost: $27,863,458)		38,151,075

SHORT-TERM INVESTMENTS — 5.75%

MONEY MARKET FUNDS — 5.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	241,535,415	241,535,415
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	13,568,378	13,568,378
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	7,500,285	7,500,285

		262,604,078

TOTAL SHORT-TERM INVESTMENTS (Cost: $262,604,078)		262,604,078

TOTAL INVESTMENTS IN SECURITIES — 105.55% (Cost: $4,177,547,309)		4,816,914,095
Other Assets, Less Liabilities — (5.55)%		(253,204,619)

NET ASSETS — 100.00%		$4,563,709,476

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

149

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.61%

CHINA — 24.84%
Agile Property Holdings Ltd.	16,000	$13,417
Ajisen (China) Holdings Ltd.	10,000	6,218
Anton Oilfield Services Group/Hong Kong[a]	8,000	1,940
Anxin-China Holdings Ltd.	32,000	1,589
APT Satellite Holdings Ltd.	5,000	7,844
Asian Citrus Holdings Ltd.[b]	14,000	1,607
Baoye Group Co. Ltd. Class H	8,000	6,667
Beijing Capital Land Ltd. Class H	16,000	13,252
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	4,000	6,771
Biostime International Holdings Ltd.[a]	2,000	9,186
Bosideng International Holdings Ltd.	32,000	5,615
BYD Electronic International Co. Ltd.	14,000	21,132
C C Land Holdings Ltd.	8,000	2,033
Capital Environment Holdings Ltd.[b]	40,000	2,735
Carnival Group International Holdings Ltd.[b]	100,000	20,513
Changshouhua Food Co. Ltd.	8,000	6,347
Chaowei Power Holdings Ltd.[a]	12,000	8,623
China Aerospace International Holdings Ltd.[a]	48,000	9,599
China Animal Healthcare Ltd.[a]	8,000	5,367
China Aoyuan Property Group Ltd.[a]	22,000	4,939
China Datang Corp. Renewable Power Co. Ltd. Class H	32,000	5,326
China Dongxiang Group Co. Ltd.	44,000	10,785
China Foods Ltd.[a,b]	16,000	11,993
China High Speed Transmission Equipment Group Co. Ltd.[b]	18,000	16,302
China Huarong Energy Co. Ltd.[a,b]	39,000	5,233
China Lilang Ltd.	10,000	10,398
China LotSynergy Holdings Ltd.	80,000	7,844
China Lumena New Materials Corp.[a,b]	40,000	645
China Merchants Land Ltd.	20,000	6,399
China Metal Recycling Holdings Ltd.[b]	4,200	—
China Modern Dairy Holdings Ltd.[b]	30,000	12,230
China New Town Development Co. Ltd.[b]	55,000	3,087
China Oil and Gas Group Ltd.	40,000	5,625
China Power International Development Ltd.	36,000	23,269
China Power New Energy Development Co. Ltd.[b]	80,000	7,947
China Precious Metal Resources Holdings Co. Ltd.[a,b]	72,000	6,131
China Rare Earth Holdings Ltd.[b]	52,000	11,807
China Resources and Transportation Group Ltd.[a,b]	200,000	4,748
China Ruifeng Renewable Energy Ltd.[b]	32,000	4,170
China Sanjiang Fine Chemicals Co. Ltd.[a]	14,000	6,033
China SCE Property Holdings Ltd.[b]	36,000	7,524
China Shanshui Cement Group Ltd.[a]	26,000	21,099
China Shineway Pharmaceutical Group Ltd.	6,000	10,218
China Singyes Solar Technologies Holdings Ltd.	8,000	13,149
China Suntien Green Energy Corp. Ltd. Class H	30,000	8,089
China Traditional Chinese Medicine Co. Ltd.[a,b]	16,000	12,530
China Travel International Investment Hong Kong Ltd.	52,000	23,212
China Vanadium Titano-Magnetite Mining Co. Ltd.	46,000	5,044
China Water Affairs Group Ltd.[a]	20,000	12,695
China Yurun Food Group Ltd.[a,b]	16,000	5,553
China ZhengTong Auto Services Holdings Ltd.	13,000	8,906
CIMC Enric Holdings Ltd.[a]	8,000	8,886
CITIC Resources Holdings Ltd.[b]	40,000	7,173
Comba Telecom Systems Holdings Ltd.	27,500	9,757
Coolpad Group Ltd.	40,000	14,965
COSCO International Holdings Ltd.	16,000	9,371

Security	Shares	Value

CT Environmental Group Ltd.	8,000	$11,250
Dah Chong Hong Holdings Ltd.[a]	12,000	7,509
Daphne International Holdings Ltd.[a]	16,000	4,459
Digital China Holdings Ltd.	10,000	15,507
Dongyue Group Ltd.	20,000	8,515
EVA Precision Industrial Holdings Ltd.	36,000	11,704
EverChina International Holdings Co. Ltd.[b]	100,000	4,838
Fantasia Holdings Group Co. Ltd.	36,000	5,898
FDG Electric Vehicles Ltd.[a,b]	120,000	11,921
First Tractor Co. Ltd. Class Ha	8,000	7,235
Freetech Road Recycling Technology Holdings Ltd.	20,000	3,716
Fufeng Group Ltd.	13,600	10,650
Glorious Property Holdings Ltd.[b]	20,000	3,070
Golden Eagle Retail Group Ltd.	6,000	8,995
Golden Meditech Holdings Ltd.	26,000	5,669
Goldin Properties Holdings Ltd.[b]	16,000	38,890
Goldlion Holdings Ltd.	18,000	8,430
Greatview Aseptic Packaging Co. Ltd.[a]	18,000	10,868
Greenland Hong Kong Holdings Ltd.	6,000	6,138
Guangdong Land Holdings Ltd.[b]	16,000	5,615
Harbin Electric Co. Ltd. Class H	16,000	13,170
HC International Inc.[a,b]	4,000	6,296
Henderson Investment Ltd.	102,000	10,133
Hengdeli Holdings Ltd.	26,400	5,926
Hi Sun Technology (China) Ltd.[b]	30,000	12,076
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	6,000	5,829
HKC Holdings Ltd.[a,b]	158,000	6,319
Honghua Group Ltd.	18,000	2,485
Hopewell Highway Infrastructure Ltd.	11,300	5,627
Hopson Development Holdings Ltd.[a,b]	8,000	9,413
HOSA International Ltd.	12,000	6,177
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	50,688	13,929
Huabao International Holdings Ltd.	26,000	29,283
Intime Retail Group Co. Ltd.	10,000	11,224
Ju Teng International Holdings Ltd.	24,000	15,079
Kaisa Group Holdings Ltd.[a]	20,000	4,025
Kingboard Laminates Holdings Ltd.	16,000	8,236
Kingdee International Software Group Co. Ltd.[a,b]	28,000	16,689
KWG Property Holding Ltd.	15,000	15,230
Landing International Development Ltd.[b]	90,000	2,194
Li Ning Co. Ltd.[a,b]	17,000	9,431
Lianhua Supermarket Holdings Co. Ltd. Class Hb	8,000	6,162
Lijun International Pharmaceutical Holding Co. Ltd.	32,000	14,202
Lonking Holdings Ltd.	22,000	5,478
Maoye International Holdings Ltd.	14,000	3,107
Mingfa Group International Co. Ltd.[b]	36,000	12,772
Minth Group Ltd.	8,000	20,085
MMG Ltd.[a]	16,000	6,874
NetDragon Websoft Inc.	3,000	9,270
New World Department Store China Ltd.	12,000	3,452
Nexteer Automotive Group Ltd.	10,000	11,289
North Mining Shares Co. Ltd.[b]	200,000	9,805
NVC Lighting Holdings Ltd.	22,000	4,995
Pacific Online Ltd.	10,000	5,367
Parkson Retail Group Ltd.	6,000	1,525
PAX Global Technology Ltd.[b]	8,000	11,663
Phoenix Satellite Television Holdings Ltd.	20,000	7,921
Poly Property Group Co. Ltd.[a]	20,000	12,875
Qingling Motors Co. Ltd. Class H	28,000	11,307
Real Nutriceutical Group Ltd.[a]	16,000	5,057
Renhe Commercial Holdings Co. Ltd.[a,b]	184,000	10,326
REXLot Holdings Ltd.	100,000	7,483
Road King Infrastructure Ltd.	6,000	6,053

150

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	18,000	$5,086
Shanghai Industrial Urban Development Group Ltd.[b]	32,000	9,248
Shanghai Youngsun Investment Co. Ltd. Class B	7,400	8,525
Shenguan Holdings Group Ltd.	20,000	6,296
Shenzhen Expressway Co. Ltd. Class H	20,000	19,120
Shenzhen International Holdings Ltd.	12,500	23,577
Shenzhen Investment Ltd.[a]	20,000	11,018
Shunfeng International Clean Energy Ltd.[b]	12,000	8,484
Sino Oil And Gas Holdings Ltd.[b]	80,000	2,322
Sinofert Holdings Ltd.[b]	32,000	8,835
Sinolink Worldwide Holdings Ltd.[b]	68,000	9,387
Sinopec Kantons Holdings Ltd.	16,000	14,491
Sinotrans Shipping Ltd.[b]	30,000	8,399
Sinotruk Hong Kong Ltd.	14,000	10,006
Skyworth Digital Holdings Ltd.	28,000	25,034
Sound Global Ltd.[b]	6,000	5,419
Springland International Holdings Ltd.	20,000	7,689
Sunac China Holdings Ltd.	18,000	23,733
Sunny Optical Technology Group Co. Ltd.[a]	8,000	17,917
TCC International Holdings Ltd.	16,000	6,771
TCL Communication Technology Holdings Ltd.	10,000	10,682
Tech Pro Technology Development Ltd.[a,b]	19,600	15,931
Texhong Textile Group Ltd.	4,000	4,794
Tianjin Port Development Holdings Ltd.[a]	48,000	15,482
Tianneng Power International Ltd.	12,000	5,898
Tibet 5100 Water Resources Holdings Ltd.	24,000	9,227
Tong Ren Tang Technologies Co. Ltd. Class H	8,000	13,995
Towngas China Co. Ltd.	16,000	17,195
TravelSky Technology Ltd. Class H	16,000	31,128
Trony Solar Holdings Co. Ltd.[b]	94,000	6,064
V1 Group Ltd.[b]	52,000	5,501
Vinda International Holdings Ltd.	4,000	8,959
Wasion Group Holdings Ltd.	8,000	12,654
West China Cement Ltd.	68,000	11,668
Wisdom Holdings Group[a]	16,000	14,037
Wumart Stores Inc. Class H	6,000	5,256
Xiamen International Port Co. Ltd. Class H	28,000	15,461
Xinchen China Power Holdings Ltd.[a,b]	12,000	5,790
Xingda International Holdings Ltd.	8,000	2,601
Xinhua Winshare Publishing and Media Co. Ltd. Class H	14,000	17,556
Xinyi Solar Holdings Ltd.[a]	32,000	11,271
XTEP International Holdings Ltd.	15,000	5,457
Yanchang Petroleum International Ltd.[b]	65,000	2,977
Yingde Gases Group Co. Ltd.[a]	11,000	9,636
Yuexiu REIT	18,000	10,171
Yuexiu Transport Infrastructure Ltd.	8,000	5,893
Zhongsheng Group Holdings Ltd.	5,000	4,580

		1,591,474
HONG KONG — 9.41%
Brightoil Petroleum Holdings Ltd.[a,b]	34,000	10,878
Cafe de Coral Holdings Ltd.[a]	4,000	15,017
Champion REIT	14,000	7,586
China LNG Group Ltd.[a]	40,000	11,353
Chow Sang Sang Holdings International Ltd.[a]	4,000	9,217
CIFI Holdings Group Co. Ltd.	40,000	12,385
CSI Properties Ltd.[a]	146,000	5,933
Dah Sing Banking Group Ltd.	5,600	12,210
Dah Sing Financial Holdings Ltd.	1,600	11,260
Emperor Watch & Jewellery Ltd.[a]	40,000	1,858
Esprit Holdings Ltd.[a]	21,200	20,130
FIH Mobile Ltd.[a,b]	32,000	17,092

Security	Shares	Value

G-Resources Group Ltd.[b]	332,400	$10,935
Giordano International Ltd.	16,000	8,009
Global Brands Group Holding Ltd.[a,b]	72,000	14,769
Great Eagle Holdings Ltd.	2,000	7,392
Haier Healthwise Holdings Ltd.[a,b]	40,000	6,038
Hilong Holding Ltd.[a]	8,000	3,034
Hopewell Holdings Ltd.[a]	6,000	23,106
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	9,263
Johnson Electric Holdings Ltd.	5,750	21,402
K Wah International Holdings Ltd.	16,000	9,268
Kerry Logistics Network Ltd.	6,000	9,692
Kowloon Development Co. Ltd.	2,000	2,560
Luk Fook Holdings International Ltd.[a]	4,000	12,540
Macau Legend Development Ltd.[a,b]	20,000	7,586
Man Wah Holdings Ltd.	11,200	14,565
Melco International Development Ltd.[a]	10,000	16,978
Midland Holdings Ltd.[b]	20,000	9,341
Newocean Energy Holdings Ltd.	12,000	6,688
Orient Overseas International Ltd.	3,000	18,462
Pacific Basin Shipping Ltd.	26,000	9,661
Pacific Textiles Holdings Ltd.[a]	8,000	11,106
Playmates Toys Ltd.	8,000	1,744
Prosperity REIT[a]	26,000	9,694
Regal Hotels International Holdings Ltd.	12,000	7,447
Regal REIT[a]	6,000	1,788
Sa Sa International Holdings Ltd.[a]	12,000	6,115
Shun Tak Holdings Ltd.	20,000	11,637
Singamas Container Holdings Ltd.[a]	28,000	5,310
SITC International Holdings Co. Ltd.[a]	18,000	13,353
SmarTone Telecommunications Holdings Ltd.[a]	5,000	9,134
SOCAM Development Ltd.[b]	4,000	3,587
SPT Energy Group Inc.[a]	8,000	1,806
Stella International Holdings Ltd.[a]	5,000	13,546
Sunlight REIT[a]	18,000	9,103
Television Broadcasts Ltd.	3,808	24,834
Texwinca Holdings Ltd.	8,000	7,772
Town Health International Medical Group Ltd.[a]	32,000	10,404
Trinity Ltd.[a]	12,000	2,632
Truly International Holdings Ltd.	20,000	9,444
Tsui Wah Holdings Ltd.	12,000	4,056
Value Partners Group Ltd.[a]	18,000	33,440
VTech Holdings Ltd.[a]	2,000	27,841
Xinyi Glass Holdings Ltd.[a]	24,000	16,039
Yip’s Chemical Holdings Ltd.	8,000	4,872

		602,912
INDIA — 8.62%
AIA Engineering Ltd.	642	11,630
Amtek Auto Ltd.	2,038	5,095
Arvind Ltd.	2,920	11,682
Ashok Leyland Ltd.[b]	18,280	20,031
Bajaj Finance Ltd.	350	22,286
Bata India Ltd.	378	6,066
Berger Paints India Ltd.	4,348	14,420
Bharat Forge Ltd.	1,428	28,210
Biocon Ltd.	1,272	9,065
Britannia Industries Ltd.	414	14,326
Century Textiles & Industries Ltd.	1,068	12,289
CESC Ltd.	1,144	9,868
Cyient Ltd.	1,412	10,698
eClerx Services Ltd.	322	8,084
Federal Bank Ltd.	9,252	19,141

151

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Gateway Distriparks Ltd.	1,455	$8,070
GMR Infrastructure Ltd.	20,610	4,786
Godrej Industries Ltd.	2,494	14,181
Gujarat Gas Co. Ltd.[b]	732	8,187
Gujarat Pipavav Port Ltd.[b]	4,520	15,770
Havells India Ltd.	3,680	16,211
Hexaware Technologies Ltd.	2,850	12,634
Housing Development & Infrastructure Ltd.[b]	4,994	9,302
IFCI Ltd.	13,038	6,887
Indiabulls Housing Finance Ltd.	2,210	20,656
Indiabulls Real Estate Ltd.	4,430	4,164
Indian Hotels Co. Ltd.[b]	6,606	11,358
Indraprastha Gas Ltd.	1,344	8,713
Jain Irrigation Systems Ltd.	6,730	6,040
Jaiprakash Associates Ltd.[b]	15,658	5,078
Jammu & Kashmir Bank Ltd. (The)	4,940	7,470
Jindal Saw Ltd.	2,842	3,083
Just Dial Ltd.	370	6,235
Karnataka Bank Ltd. (The)	3,218	6,384
Maharashtra Seamless Ltd.	946	3,146
Manappuram Finance Ltd.	9,732	5,317
MAX India Ltd.	2,424	16,346
McLeod Russel India Ltd.	1,451	5,535
MindTree Ltd.	944	18,122
Page Industries Ltd.	102	21,927
Rajesh Exports Ltd.	1,836	6,732
Raymond Ltd.	978	6,841
Redington India Ltd.	4,453	8,368
Reliance Capital Ltd.	1,380	8,775
Shree Renuka Sugars Ltd.[b]	26,186	5,092
Tata Global Beverages Ltd.	5,458	12,211
Thermax Ltd.	788	12,166
Torrent Pharmaceuticals Ltd.	952	18,014
TV18 Broadcast Ltd.[b]	12,512	6,875
Unitech Ltd.[b]	20,088	4,871
Voltas Ltd.	3,030	13,410

		551,848
INDONESIA — 2.96%
Ace Hardware Indonesia Tbk PT	97,200	4,837
Alam Sutera Realty Tbk PT	132,000	6,263
Aneka Tambang Persero Tbk PT	22,800	1,398
Arwana Citramulia Tbk PT	80,000	3,209
Bank Bukopin Tbk PT	90,000	4,825
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	59,000	3,983
Bank Tabungan Negara Persero Tbk PT	51,263	4,409
Benakat Integra Tbk PT	331,000	2,324
Bumi Resources Tbk PTb	405,000	2,250
Ciputra Development Tbk PT	140,000	14,850
Ciputra Property Tbk PT	47,000	2,466
Eagle High Plantations Tbk PT	92,400	1,796
Energi Mega Persada Tbk PTb	622,000	3,839
Erajaya Swasembada Tbk PTb	20,800	1,324
Gajah Tunggal Tbk PT	24,000	2,037
Garuda Indonesia Persero Tbk PTb	42,173	1,936
Indika Energy Tbk PTb	38,000	850
Japfa Comfeed Indonesia Tbk PT	65,000	2,758
Kawasan Industri Jababeka Tbk PT	317,565	6,958
Lippo Cikarang Tbk PTb	6,000	5,543
Medco Energi Internasional Tbk PT	22,400	5,530
Mitra Adiperkasa Tbk PT	6,200	2,666
MNC Investama Tbk PT	322,000	6,682

Security	Shares	Value

MNC Sky Vision Tbk PTb	21,000	$2,592
Modernland Realty Tbk PT	216,312	8,677
Nippon Indosari Corpindo Tbk PT	35,000	3,078
Pakuwon Jati Tbk PT	349,400	11,806
Pembangunan Perumahan Persero Tbk PT	35,800	10,840
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	38,000	4,177
Ramayana Lestari Sentosa Tbk PT	56,000	3,348
Salim Ivomas Pratama Tbk PT	17,800	879
Sentul City Tbk PTb	300,000	2,245
Sigmagold Inti Perkasa Tbk PTb	94,000	3,278
Sugih Energy Tbk PTb	272,600	8,307
Summarecon Agung Tbk PT	142,800	19,609
Surya Semesta Internusa Tbk PT	56,292	5,124
Timah Persero Tbk PT	66,590	4,187
Wijaya Karya Persero Tbk PT	39,000	8,981

		189,861
MALAYSIA — 3.83%
AEON Credit Service M Bhd	1,660	6,926
Bursa Malaysia Bhd	4,200	10,307
CapitaMalls Malaysia Trust	11,600	4,853
Carlsberg Brewery Malaysia Bhd	1,600	6,020
DRB-Hicom Bhd	5,400	2,851
Eastern & Oriental Bhd	16,060	8,793
Hartalega Holdings Bhd	4,200	9,623
IGB REIT	18,000	6,924
Kian JOO CAN Factory Bhd	7,200	6,186
KNM Group Bhd[b]	27,000	4,852
Kossan Rubber Industries	8,200	13,814
KPJ Healthcare Bhd	9,000	10,765
Magnum Bhd	3,400	2,606
Mah Sing Group Bhd	14,300	8,472
Malaysia Building Society Bhd	12,300	7,184
Malaysian Resources Corp. Bhd	25,200	9,340
Media Prima Bhd	10,200	4,811
Naim Holdings Bhd	3,600	2,800
OSK Holdings Bhd	13,000	7,665
Pavilion REIT	15,400	6,746
Perisai Petroleum Teknologi Bhd[b]	13,200	2,038
POS Malaysia Bhd	6,000	8,575
QL Resources Bhd	11,700	13,108
Sarawak Oil Palms Bhd	2,800	3,892
Sunway Bhd	11,733	12,486
Sunway REIT	20,000	9,603
Supermax Corp. Bhd	9,400	5,331
TA Enterprise Bhd	35,800	7,137
TIME dotCom Bhd	8,000	13,702
Top Glove Corp. Bhd	4,200	6,604
TSH Resources Bhd	15,600	9,899
Wah Seong Corp. Bhd	10,622	3,937
WCT Holdings Bhd	15,023	7,719

		245,569
PHILIPPINES — 1.54%
Belle Corp.	56,000	5,244
Cebu Air Inc.	4,300	8,208
Cosco Capital Inc.	33,600	6,195
Filinvest Land Inc.	198,000	8,448
First Gen Corp.	15,400	9,718
First Philippine Holdings Corp.	2,340	4,877
Lopez Holdings Corp.	17,400	3,376

152

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Manila Water Co. Inc.	13,000	$7,225
Melco Crown Philippines Resorts Corp.[b]	16,600	3,385
Nickel Asia Corp.	20,475	10,460
Philippine National Bank[b]	2,139	3,720
Security Bank Corp.	4,600	17,355
Vista Land & Lifescapes Inc.	60,000	10,106

		98,317
SINGAPORE — 7.42%
AIMS AMP Capital Industrial REIT[a]	9,400	10,858
ARA Asset Management Ltd.[a]	6,600	8,620
Ascendas India Trust	10,000	6,757
Ascott Residence Trust[a]	7,200	6,931
Asian Pay Television Trust	16,000	10,872
Biosensors International Group Ltd.[b]	12,000	7,474
Boustead Projects Pte Ltd.[b]	1,800	1,420
Boustead Singapore Ltd.	6,000	6,410
Cache Logistics Trust	10,000	8,909
Cambridge Industrial Trust[a]	20,000	10,570
CapitaRetail China Trust	6,360	8,331
CDL Hospitality Trusts[a]	8,000	10,358
COSCO Corp. Singapore Ltd.[a]	4,000	1,827
Ezion Holdings Ltd.[a]	14,400	13,100
Ezra Holdings Ltd.[a,b]	8,320	2,764
First REIT	10,000	10,947
First Resources Ltd.[a]	8,000	10,751
Frasers Centrepoint Trust[a]	6,000	9,377
Frasers Commercial Trust	10,000	11,400
GMG Global Ltd.[a]	62,000	3,464
Hyflux Ltd.[a]	6,000	4,371
Indofood Agri Resources Ltd.[a]	6,000	3,307
Keppel REIT[a]	18,000	16,715
KrisEnergy Ltd.[a,b]	6,000	2,401
Lippo Malls Indonesia Retail Trust	22,000	5,979
M1 Ltd./Singapore[a]	4,000	10,751
Mapletree Commercial Trust	12,000	13,952
Mapletree Greater China Commercial Trust[a]	18,000	14,405
Mapletree Industrial Trust	12,000	14,586
Mapletree Logistics Trust	16,000	14,858
Midas Holdings Ltd.[a]	22,000	6,478
Neptune Orient Lines Ltd./Singapore[a,b]	10,000	8,569
OSIM International Ltd.[a]	4,000	6,130
OUE Hospitality Trust[a]	8,666	6,379
OUE Ltd.	4,000	6,674
Parkway Life REIT[a]	6,000	11,098
Perennial Real Estate Holdings Ltd.[a,b]	8,387	6,870
Raffles Education Corp. Ltd.	26,200	6,330
Raffles Medical Group Ltd.	4,000	12,170
Sabana Shari’ah Compliant Industrial REIT	10,000	6,531
SATS Ltd.[a]	8,000	19,267
Silverlake Axis Ltd.	10,000	9,588
Singapore Post Ltd.[a]	16,000	23,072
SMRT Corp. Ltd.	8,000	10,177
Starhill Global REIT	16,000	10,570
Super Group Ltd./Singapore[a]	6,000	6,749
Tat Hong Holdings Ltd.[a]	4,000	1,887
Tiger Airways Holdings Ltd.[a,b]	26,640	7,039
United Engineers Ltd.[a]	6,000	12,004
Vard Holdings Ltd.[a,b]	2,000	966
Venture Corp. Ltd.[a]	2,000	12,759
Wheelock Properties Singapore Ltd.	2,000	2,899
Wing Tai Holdings Ltd.	4,000	5,919

Security	Shares	Value

Yanlord Land Group Ltd.[a]	8,000	$7,278
Yoma Strategic Holdings Ltd.[b]	13,333	5,134

		475,002
SOUTH KOREA — 18.52%
Able C&C Co. Ltd.	135	4,005
Ahnlab Inc.	102	4,700
Asiana Airlines Inc.[b]	1,280	9,170
Binggrae Co. Ltd.	80	6,410
Chabiotech Co. Ltd.[b]	560	8,593
Chong Kun Dang Pharmaceutical Corp.	129	8,628
CJ CGV Co. Ltd.	260	19,257
CJ E&M Corp.[b]	302	16,565
CJ O Shopping Co. Ltd.	40	8,955
Com2uSCorp.[a,b]	100	16,884
Cosmax Inc.	119	16,096
CTC BIO Inc.[a,b]	236	4,073
Daeduck Electronics Co.	140	1,242
Daesang Corp.	280	12,146
Daewoong Pharmaceutical Co. Ltd.	122	7,363
Daishin Securities Co. Ltd.	840	11,088
Daou Technology Inc.	520	9,119
Dong-A Socio Holdings Co. Ltd.	44	6,300
Dong-A ST Co. Ltd.	66	7,634
Dongsuh Co. Inc.	496	15,361
Dongwon Industries Co. Ltd.	10	2,920
Doosan Engine Co. Ltd.[b]	680	4,415
Duksan Hi-Metal Co. Ltd.[b]	203	1,988
DY Corp.	351	2,731
EO Technics Co. Ltd.	124	12,805
Eugene Technology Co. Ltd.	364	5,467
Fila Korea Ltd.	128	12,537
Gamevil Inc.[b]	80	8,843
GemVax & Kael Co. Ltd.[b]	204	3,968
Grand Korea Leisure Co. Ltd.	400	14,384
Green Cross Corp./South Korea	122	20,144
Green Cross Holdings Corp.	462	12,584
GS Home Shopping Inc.	42	9,364
Halla Holdings Corp.	72	4,654
Hana Tour Service Inc.	160	19,030
Hancom Inc.	370	6,955
Handsome Co. Ltd.	260	8,562
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	563	3,267
Hanjin Kal Corp.	360	11,065
Hanjin Shipping Co. Ltd.[b]	1,140	8,029
Hankook Tire Worldwide Co. Ltd.	320	6,343
Hanmi Pharm Co. Ltd.[a,b]	104	36,623
Hansae Co. Ltd.	310	11,914
Hansol Holdings Co. Ltd.[b]	347	2,606
Huchems Fine Chemical Corp.	340	8,405
Hyundai Corp.	220	6,988
Hyundai Greenfood Co. Ltd.	580	10,253
Hyundai Home Shopping Network Corp.	60	7,556
Hyundai Hysco Co. Ltd.	92	5,716
Hyundai Securities Co. Ltd.	1,064	11,067
Ilyang Pharmaceutical Co. Ltd.	280	8,515
iMarketKorea Inc.	280	7,144
JB Financial Group Co. Ltd.	1,660	10,747
JoyCity Corp.[b]	186	6,333
KIWOOM Securities Co. Ltd.	172	12,258
Koh Young Technology Inc.	330	13,637
Kolao Holdings	360	6,750

153

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Kolon Industries Inc.	208	$12,554
Komipharm International Co. Ltd.[b]	726	16,660
Korea Kolmar Co. Ltd.	220	14,920
Korea Petro Chemical Ind.	53	8,603
Korean Reinsurance Co.	999	11,090
KT Skylife Co. Ltd.	280	4,558
Kumho Tire Co. Inc.[b]	1,020	9,296
Kyobo Securities Co. Ltd.	580	6,601
LF Corp.	260	8,562
LG Hausys Ltd.	106	16,513
LG International Corp.	300	11,516
LG Life Sciences Ltd.[b]	180	9,470
LIG Insurance Co. Ltd.	500	11,591
Lock&Lock Co. Ltd.[a]	280	3,382
Lotte Chilsung Beverage Co. Ltd.	8	17,746
Lotte Food Co. Ltd.	12	8,507
Lumens Co. Ltd.	384	2,113
Mando Corp.	79	10,980
Medipost Co. Ltd.[a,b]	100	8,284
Medy-Tox Inc.	62	21,492
MegaStudy Co. Ltd.	20	1,261
Meritz Fire & Marine Insurance Co. Ltd.	620	8,271
Meritz Securities Co. Ltd.	2,730	16,018
Namhae Chemical Corp.	1,040	9,537
Namyang Dairy Products Co. Ltd.	10	6,866
Naturalendo Tech Co. Ltd.[b]	138	4,390
Neowiz Games Corp.[b]	430	8,764
Nexen Tire Corp.	460	5,600
NHN Entertainment Corp.[b]	194	11,455
NongShim Co. Ltd.	42	9,599
OCI Materials Co. Ltd.	148	14,054
Osstem Implant Co. Ltd.[b]	270	11,813
Ottogi Corp.	22	14,448
Partron Co. Ltd.	599	6,314
Poongsan Corp.	260	7,021
POSCO Chemtech Co. Ltd.	46	5,874
POSCO ICT Co. Ltd.[a]	1,074	5,430
S&T Dynamics Co. Ltd.	560	7,183
Samchully Co. Ltd.	56	6,713
Samsung Engineering Co. Ltd.[b]	306	11,090
Samsung Fine Chemicals Co. Ltd.	234	9,506
Samsung Techwin Co. Ltd.[b]	310	8,010
SeAH Besteel Corp.	224	7,669
Seegene Inc.[b]	270	9,017
Seoul Semiconductor Co. Ltd.[b]	412	7,456
Seoyeon Co. Ltd.	410	4,953
SFA Engineering Corp.	142	6,809
Silicon Works Co. Ltd.	232	8,819
SK Broadband Co. Ltd.[b]	2,154	9,635
SK Chemicals Co. Ltd.	222	14,434
SK Securities Co. Ltd.[b]	10,620	16,891
SKC Co. Ltd.	260	10,284
SL Corp.	320	5,597
SM Entertainment Co.[b]	262	7,686
Soulbrain Co. Ltd.	190	7,338
Sung Kwang Bend Co. Ltd.	168	2,460
Sungwoo Hitech Co. Ltd.	604	6,367
Suprema Inc.[b]	392	8,502
Taewoong Co. Ltd.[b]	178	2,731
Tera Resource Co. Ltd.[b]	1,634	—
TK Corp.[b]	260	2,619
Tongyang Life Insurance	680	9,356
ViroMed Co. Ltd.[b]	218	23,590

Security	Shares	Value

WeMade Entertainment Co. Ltd.[b]	184	$6,763
Wonik IPS Co. Ltd.[b]	816	9,172
Woongjin Thinkbig Co. Ltd.[b]	860	8,143
YG Entertainment Inc.	157	6,883
Youngone Corp.	280	17,187
Youngone Holdings Co. Ltd.	112	10,761
Yuanta Securities Korea Co. Ltd.[b]	1,760	11,640

		1,186,573
TAIWAN — 19.00%
A-DATA Technology Co. Ltd.	2,014	3,206
Ability Enterprise Co. Ltd.	8,000	4,571
AcBel Polytech Inc.	10,000	9,861
Airtac International Group	2,000	16,391
ALI Corp.	6,000	4,565
Alpha Networks Inc.	10,000	7,510
Altek Corp.[b]	5,600	6,126
Ambassador Hotel (The)	6,000	5,583
AmTRAN Technology Co. Ltd.	10,000	5,730
Ardentec Corp.	14,240	13,391
Asia Polymer Corp.	8,600	6,360
BES Engineering Corp.	26,000	6,401
Career Technology MFG. Co. Ltd.	6,000	5,985
Center Laboratories Inc.[b]	2,300	6,691
CHC Resources Corp.	4,000	10,880
Cheng Loong Corp.	18,000	7,817
Cheng Uei Precision Industry Co. Ltd.	4,000	7,889
Chin-Poon Industrial Co. Ltd.	6,000	11,559
China Bills Finance Corp.	18,000	6,994
China Man-Made Fiber Corp.[b]	18,000	6,465
China Metal Products	4,243	4,433
China Petrochemical Development Corp.[b]	28,000	10,560
China Steel Chemical Corp.	2,000	9,730
China Synthetic Rubber Corp.	8,000	8,542
Chipbond Technology Corp.	8,000	17,397
Chong Hong Construction Co. Ltd.	2,100	4,793
Chroma ATE Inc.	4,000	9,665
Chung Hsin Electric & Machinery Manufacturing Corp.	10,500	7,560
Chung Hung Steel Corp.[b]	26,000	5,960
CMC Magnetics Corp.[b]	38,000	4,727
Compeq Manufacturing Co. Ltd.	16,000	10,161
Coretronic Corp.[b]	9,000	12,254
CSBC Corp. Taiwan	10,000	5,453
CyberTAN Technology Inc.	6,000	4,751
D-Link Corp.	10,200	5,296
Darwin Precisions Corp.[b]	12,000	7,033
Depo Auto Parts Ind. Co. Ltd.	2,000	9,241
Dynapack International Technology Corp.	2,000	4,865
E Ink Holdings Inc.[b]	12,000	5,466
Elan Microelectronics Corp.	6,000	9,874
Eternal Materials Co. Ltd.	8,000	9,143
Evergreen International Storage & Transport Corp.	12,000	7,014
Everlight Electronics Co. Ltd.	6,000	13,910
Far Eastern International Bank	19,992	7,376
Faraday Technology Corp.	6,000	8,287
Feng TAY Enterprise Co. Ltd.	4,326	26,767
Firich Enterprises Co. Ltd.	2,285	8,244
FLEXium Interconnect Inc.	2,590	9,218
Formosan Rubber Group Inc.	10,000	10,743
Gemtek Technology Corp.	6,000	4,457
Gigabyte Technology Co. Ltd.	10,000	12,179
Gigastorage Corp.[b]	8,000	7,014

154

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Gintech Energy Corp.[b]	8,000	$5,120
Global Unichip Corp.	2,000	5,270
Gloria Material Technology Corp.	12,400	9,272
Goldsun Development & Construction Co. Ltd.[b]	14,000	4,777
Grand Pacific Petrochemical	14,000	9,005
Great Wall Enterprise Co. Ltd.	10,400	8,490
HannStar Display Corp.	31,777	6,433
HannsTouch Solution Inc.[b]	16,000	3,265
Ho Tung Chemical Corp.[b]	10,023	2,900
Holy Stone Enterprise Co. Ltd.	5,600	8,009
Huaku Development Co. Ltd.	4,000	9,169
Ichia Technologies Inc.	6,000	5,113
IEI Integration Corp.	5,119	9,143
ITEQ Corp.	6,000	4,996
Jih Sun Financial Holdings Co. Ltd.	26,199	7,819
Kenda Rubber Industrial Co. Ltd.	6,676	13,079
Kerry TJ Logistics Co. Ltd.	4,000	5,309
Kindom Construction Corp.	6,000	5,427
King Yuan Electronics Co. Ltd.	14,000	12,777
King’s Town Bank Co. Ltd.	10,000	10,269
Kinpo Electronics[b]	20,000	8,620
Lien Hwa Industrial Corp.	8,000	5,525
Macronix International[b]	38,000	9,231
Makalot Industrial Co. Ltd.	2,176	17,052
Masterlink Securities Corp.	22,264	8,324
Medigen Biotechnology Corp.[b]	346	1,497
Mercuries & Associates Holding Ltd.	8,640	6,023
Merry Electronics Co. Ltd.	2,100	4,834
Micro-Star International Co. Ltd.	12,000	14,380
Microbio Co. Ltd.[b]	7,378	6,360
MIN AIK Technology Co. Ltd.	2,000	7,510
Mitac Holdings Corp.	6,000	4,908
Motech Industries Inc.	2,000	2,573
National Petroleum Co. Ltd.	6,000	7,376
Neo Solar Power Corp.	10,630	9,562
Nien Hsing Textile Co. Ltd.	5,235	4,906
Pan-International Industrial Corp.	8,120	4,958
Pixart Imaging Inc.	4,000	12,290
President Securities Corp.	12,000	7,190
Prince Housing & Development Corp.	14,068	6,086
Qisda Corp.[b]	26,000	11,418
Radium Life Tech Co. Ltd.	10,321	5,392
Rechi Precision Co. Ltd.	8,487	9,214
Richtek Technology Corp.	2,000	11,363
Ritek Corp.[b]	46,000	4,701
Sanyang Motor Co. Ltd.[b]	8,000	7,118
Senao International Co. Ltd.	2,000	3,056
Sheng Yu Steel Co. Ltd.	10,000	7,167
Shih Wei Navigation Co. Ltd.	8,323	4,878
Shihlin Electric & Engineering Corp.	6,000	8,121
Shin Zu Shing Co. Ltd.	2,000	5,551
Shinkong Synthetic Fibers Corp.	20,000	7,281
Sincere Navigation Corp.	2,000	1,593
Sino-American Silicon Products Inc.[b]	6,000	8,865
Solar Applied Materials Technology Co.	10,000	8,783
TA Chen Stainless Pipe	15,400	10,359
Ta Chong Bank Ltd.[b]	23,004	8,262
Taichung Commercial Bank Co. Ltd.	15,197	5,434
Tainan Spinning Co. Ltd.	14,636	8,507
Taiwan Cogeneration Corp.	10,000	9,894
Taiwan Hon Chuan Enterprise Co. Ltd.	4,615	8,604
Taiwan Land Development Corp.	21,496	11,160
Taiwan Paiho Ltd.	6,000	16,319

Security	Shares	Value

Taiwan Secom Co. Ltd.	4,060	$12,223
Taiwan Sogo Shin Kong SEC	8,080	10,896
Taiwan Surface Mounting Technology Co. Ltd.	4,368	5,791
Taiwan TEA Corp.	12,000	6,837
Tatung Co. Ltd.[b]	32,000	8,505
Test Rite International Co. Ltd.	4,000	2,736
Ton Yi Industrial Corp.	12,000	9,482
Tong Hsing Electronic Industries Ltd.	2,000	6,426
Tong Yang Industry Co. Ltd.	6,200	7,369
Tripod Technology Corp.	6,000	11,755
TTY Biopharm Co. Ltd.	4,457	9,911
Tung Ho Steel Enterprise Corp.	8,000	6,269
TXC Corp.	6,000	7,817
Union Bank of Taiwan[b]	17,811	6,397
Unitech Printed Circuit Board Corp.[b]	20,000	9,077
Unity Opto Technology Co. Ltd.[b]	8,000	8,698
Universal Cement Corp.	10,200	10,907
UPC Technology Corp.	12,239	4,836
USI Corp.	6,000	3,242
Visual Photonics Epitaxy Co. Ltd.	6,000	7,170
Wah Lee Industrial Corp.	6,000	11,245
Waterland Financial Holdings Co. Ltd.	27,395	8,256
Wei Chuan Foods Corp.	6,000	4,712
Win Semiconductors Corp.	6,000	7,827
Winbond Electronics Corp.[b]	36,000	11,990
Wisdom Marine Lines Co. Ltd.	2,798	3,673
Wistron NeWeb Corp.	4,201	11,179
WT Microelectronics Co. Ltd.	7,046	11,112
Yageo Corp.	8,927	18,422
YC Co. Ltd.	17,415	8,558
YC INOX Co. Ltd.	12,000	9,776
YFY Inc.	16,000	6,818
Yieh Phui Enterprise Co. Ltd.	14,604	4,602
YungShin Global Holding Corp.	4,000	7,275
Yungtay Engineering Co. Ltd.	6,000	13,812
Zinwell Corp.	8,000	7,823

		1,217,399
THAILAND — 3.47%
Amata Corp. PCL NVDR	11,000	5,973
AP Thailand PCL NVDR	25,740	5,739
Bangkok Chain Hospital PCL NVDR	26,000	6,467
Bangkok Expressway PCL NVDR	4,600	5,442
Bangkok Land PCL NVDR	120,000	5,570
Cal-Comp Electronics Thailand PCL NVDR	29,431	3,268
CH Karnchang PCL NVDR[a]	9,910	7,591
Country Group Development PCL NVDR[b]	49,400	1,918
Dynasty Ceramic PCL NVDR	49,280	6,039
E for L Aim PCL	79,600	2,535
Esso Thailand PCL NVDR[b]	18,000	3,549
Hana Microelectronics PCL NVDR	9,400	12,689
Italian-Thai Development PCL NVDR[a,b]	30,365	7,001
Jasmine International PCL NVDR	52,000	8,676
Khon Kaen Sugar Industry PCL NVDR	26,400	3,892
Kiatnakin Bank PCL NVDR[a]	4,600	5,163
LPN Development PCL NVDR	11,200	5,844
Major Cineplex Group PCL NVDR	11,000	11,178
Natural Park PCL NVDR[a,b]	2,278,600	3,456
Quality Houses PCL NVDR	65,566	6,166
Samart Corp. PCL NVDR	8,000	7,280
Samart Telcoms PCL NVDR[a]	7,000	5,733
Siam Global House PCL NVDR[a]	21,371	6,288

155

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Sino-Thai Engineering & Construction PCL NVDR	14,400	$9,130
Sri Trang Agro-Industry PCL NVDR	1,200	470
STP & I PCL NVDR	5,500	2,720
Supalai PCL NVDR	10,400	6,310
Superblock PCL[a,b]	108,150	7,021
Thai Airways International PCL NVDR[a,b]	5,600	2,140
Thai Vegetable Oil PCL NVDR	7,400	4,916
Thaicom PCL NVDR[a]	6,000	6,689
Thanachart Capital PCL NVDR	7,000	7,220
Thoresen Thai Agencies PCL NVDR[a]	20,821	8,464
TICON Industrial Connection PCL NVDR[a]	3,680	1,674
Tisco Financial Group PCL NVDR	5,280	7,248
TTW PCL NVDR	17,200	5,896
Univentures PCL NVDR[a]	12,200	3,072
VGI Global Media PCL NVDR[a]	52,274	7,199
WHA Corp. PCL NVDR[a]	3,831	4,881

		222,507

TOTAL COMMON STOCKS (Cost: $5,571,000)		6,381,462

WARRANTS — 0.00%

THAILAND — 0.00%
Superblock PCL (Expires 03/31/17)[b]	10,300	—
Thoresen Thai Agencies PCL NVDR (Expires 02/28/19)[b]	1,982	146

		146

TOTAL WARRANTS (Cost: $0)		146

SHORT-TERM INVESTMENTS — 19.65%

MONEY MARKET FUNDS — 19.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,179,305	1,179,305
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	66,248	66,248
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	13,451	13,451

		1,259,004

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,259,004)		1,259,004

TOTAL INVESTMENTS IN SECURITIES — 119.26% (Cost: $6,830,004)		7,640,612
Other Assets, Less Liabilities — (19.26)%		(1,233,835)

NET ASSETS — 100.00%		$6,406,777

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

156

Consolidated Schedule of Investments   (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 97.83%

CHINA — 13.42%
AAC Technologies Holdings Inc.	6,000	$31,853
GCL-Poly Energy Holdings Ltd.[a,b]	60,000	18,191
Hanergy Thin Film Power Group Ltd.[a,b]	64,000	59,614
Kingsoft Corp. Ltd.[a]	4,000	15,714
Lenovo Group Ltd.[a]	48,000	82,981
Semiconductor Manufacturing International Corp.[b]	128,000	14,202
Tencent Holdings Ltd.	36,000	747,295
ZTE Corp. Class H	5,600	18,893

		988,743
HONG KONG — 0.30%
ASM Pacific Technology Ltd.[a]	2,000	22,397

		22,397
INDIA — 5.68%
HCL Technologies Ltd.	3,088	42,811
Infosys Ltd.	6,396	195,586
Tata Consultancy Services Ltd.	3,252	126,143
Tech Mahindra Ltd.	1,680	16,435
Wipro Ltd.	4,444	37,684

		418,659
JAPAN — 30.98%
Advantest Corp.	1,200	14,209
Brother Industries Ltd.	1,600	25,657
Canon Inc.	8,000	286,321
Citizen Holdings Co. Ltd.	2,400	18,912
COLOPL Inc.[a]	400	8,263
FUJIFILM Holdings Corp.	3,200	121,267
Fujitsu Ltd.	12,000	79,539
GungHo Online Entertainment Inc.[a]	1,600	6,578
Hamamatsu Photonics KK	800	23,398
Hitachi High-Technologies Corp.	400	11,665
Hitachi Ltd.	32,000	219,082
Hoya Corp.	3,200	124,101
IBIDEN Co. Ltd.	800	14,039
Japan Display Inc.[b]	2,400	9,947
Kakaku.com Inc.	800	12,427
Keyence Corp.	400	214,857
Konami Corp.	400	7,384
Konica Minolta Inc.	2,000	22,211
Kyocera Corp.	2,400	125,766
Mixi Inc.[a]	400	15,793
Murata Manufacturing Co. Ltd.	1,200	170,168
NEC Corp.	20,000	67,185
Nexon Co. Ltd.	800	10,181
Nintendo Co. Ltd.	800	135,840
Nippon Electric Glass Co. Ltd.	4,000	22,963
Nomura Research Institute Ltd.	800	31,721
NTT Data Corp.	800	35,966
Omron Corp.	1,600	73,803
Oracle Corp. Japan	400	18,284
Ricoh Co. Ltd.	4,800	50,138

Security	Shares	Value

Rohm Co. Ltd.	800	$55,753
Seiko Epson Corp.	1,600	28,091
TDK Corp.	800	57,826
Tokyo Electron Ltd.	1,200	66,182
Trend Micro Inc./Japan	800	27,175
Yahoo Japan Corp.	10,000	41,029
Yaskawa Electric Corp.	800	11,097
Yokogawa Electric Corp.	1,600	18,745

		2,283,563
SOUTH KOREA — 20.46%
Daum Kakao Corp.	160	16,105
LG Display Co. Ltd.	1,600	44,552
LG Innotek Co. Ltd.	84	7,836
NAVER Corp.	193	117,024
NCsoft Corp.	116	22,129
Samsung Electro-Mechanics Co. Ltd.	440	27,705
Samsung Electronics Co. Ltd.	756	994,366
Samsung SDI Co. Ltd.	344	38,507
Samsung SDS Co. Ltd.	152	36,299
SK C&C Co. Ltd.	156	37,035
SK Hynix Inc.	3,868	166,519

		1,508,077
TAIWAN — 26.99%
Acer Inc.[b]	30,064	19,731
Advanced Semiconductor Engineering Inc.	48,000	68,334
ASUSTeK Computer Inc.	4,000	42,513
AU Optronics Corp.	64,000	32,286
Catcher Technology Co. Ltd.	4,000	47,019
Chicony Electronics Co. Ltd.	4,050	11,703
Clevo Co.	4,000	6,328
Compal Electronics Inc.	32,000	29,256
Delta Electronics Inc.	12,000	72,487
Epistar Corp.	8,000	12,538
Foxconn Technology Co. Ltd.	8,715	24,899
Hon Hai Precision Industry Co. Ltd.	87,808	263,774
HTC Corp.[b]	4,000	16,522
Innolux Corp.	60,667	31,496
Inotera Memories Inc.[b]	16,000	18,573
Inventec Corp.	20,000	14,171
Lite-On Technology Corp.	20,139	25,514
MediaTek Inc.	8,000	103,180
Novatek Microelectronics Corp.	4,000	21,028
Pegatron Corp.	12,000	35,774
Powertech Technology Inc.	8,000	14,837
Quanta Computer Inc.	20,000	50,284
Radiant Opto-Electronics Corp.	4,090	13,488
Realtek Semiconductor Corp.	4,060	12,727
Siliconware Precision Industries Co. Ltd.	24,000	39,653
Simplo Technology Co. Ltd.	4,000	19,918
Synnex Technology International Corp.	12,000	17,044
Taiwan Semiconductor Manufacturing Co. Ltd.	168,000	806,374
Unimicron Technology Corp.	12,000	7,170
United Microelectronics Corp.	104,000	49,579
Vanguard International Semiconductor Corp.	8,000	12,356
Wistron Corp.	16,932	14,457
WPG Holdings Ltd.	16,000	20,061

157

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

April 30, 2015

Security	Shares	Value

Zhen Ding Technology Holding Ltd.	4,150	$14,499

		1,989,573

TOTAL COMMON STOCKS (Cost: $5,409,919)		7,211,012

PREFERRED STOCKS — 1.93%

SOUTH KOREA — 1.93%
Samsung Electronics Co. Ltd.	140	142,351

		142,351

TOTAL PREFERRED STOCKS (Cost: $108,482)		142,351

SHORT-TERM INVESTMENTS — 3.22%

MONEY MARKET FUNDS — 3.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	219,913	219,913
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	12,354	12,354
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,846	4,846

		237,113

TOTAL SHORT-TERM INVESTMENTS (Cost: $237,113)		237,113

TOTAL INVESTMENTS IN SECURITIES — 102.98% (Cost: $5,755,514)		7,590,476
Other Assets, Less Liabilities — (2.98)%		(219,759)

NET ASSETS — 100.00%		$7,370,717

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

158

Schedule of Investments   (Unaudited)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.44%

CHINA — 22.58%
AAC Technologies Holdings Inc.	1,000	$5,309
Agricultural Bank of China Ltd. Class H	19,000	10,736
Bank of China Ltd. Class H	53,000	36,445
Bank of Communications Co. Ltd. Class H	2,000	2,056
Beijing Capital International Airport Co. Ltd. Class H	8,000	8,536
Beijing Enterprises Holdings Ltd.	2,500	22,900
Beijing Enterprises Water Group Ltd.	4,000	3,463
China Construction Bank Corp. Class H	25,000	24,351
China Everbright Bank Co. Ltd. Class H	18,000	12,238
China Life Insurance Co. Ltd. Class H	1,000	4,870
China Medical System Holdings Ltd.	4,000	7,070
China Mengniu Dairy Co. Ltd.	4,000	20,255
China Minsheng Banking Corp. Ltd. Class H	2,800	4,111
China Mobile Ltd.	2,500	35,704
China Pacific Insurance Group Co. Ltd. Class H	400	2,183
China Petroleum & Chemical Corp. Class H	16,000	14,986
China Resources Gas Group Ltd.	8,000	27,867
China Resources Power Holdings Co. Ltd.	4,000	12,101
CSPC Pharmaceutical Group Ltd.	10,000	10,398
Guangdong Investment Ltd.	18,000	26,892
Haier Electronics Group Co. Ltd.	2,000	5,767
Haitong Securities Co. Ltd. Class H	800	2,627
Hanergy Thin Film Power Group Ltd.[a]	40,000	37,259
Hengan International Group Co. Ltd.	2,000	24,719
Huaneng Power International Inc. Class H	2,000	2,864
Industrial & Commercial Bank of China Ltd. Class H	13,000	11,304
Inner Mongolia Yitai Coal Co. Ltd. Class B	2,000	3,044
Jiangsu Expressway Co. Ltd. Class H	14,000	19,290
Lenovo Group Ltd.	18,000	31,118
Semiconductor Manufacturing International Corp.[b]	26,000	2,885
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,000	3,705
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,100	19,045
Shenzhou International Group Holdings Ltd.	4,000	18,862
Sihuan Pharmaceutical Holdings Group Ltd.	14,000	7,965
Sino Biopharmaceutical Ltd.	12,000	13,748
Sinopharm Group Co. Ltd. Class H	1,200	5,713
SOHO China Ltd.	8,500	6,459
Sun Art Retail Group Ltd.	24,500	25,255
Tencent Holdings Ltd.	1,500	31,137
Tingyi Cayman Islands Holding Corp.	4,000	8,453
Tsingtao Brewery Co. Ltd. Class H	2,000	12,734
Uni-President China Holdings Ltd.[a]	3,000	2,427
Want Want China Holdings Ltd.	8,000	8,783
Zhejiang Expressway Co. Ltd. Class H	20,000	31,840
ZTE Corp. Class H	1,600	5,398

		634,872
HONG KONG — 17.55%
AIA Group Ltd.	6,400	42,771
ASM Pacific Technology Ltd.	400	4,479
Bank of East Asia Ltd. (The)	2,200	9,565
BOC Hong Kong Holdings Ltd.	11,000	42,787
Cathay Pacific Airways Ltd.	6,000	15,466
Cheung Kong Infrastructure Holdings Ltd.	5,000	42,445
CLP Holdings Ltd.	5,000	43,832

Security	Shares	Value

Hang Seng Bank Ltd.	2,400	$46,847
HKT Trust & HKT Ltd.	8,160	10,928
Hong Kong & China Gas Co. Ltd.	16,800	40,097
Link REIT (The)	5,000	31,060
MTR Corp. Ltd.	10,000	49,283
Power Assets Holdings Ltd.	4,500	45,545
Swire Pacific Ltd. Class A	3,000	40,600
Swire Properties Ltd.	3,400	11,712
WH Group Ltd.[b,c]	17,500	12,237
Yue Yuen Industrial Holdings Ltd.	1,000	3,806

		493,460
INDIA — 3.35%
Dr. Reddy’s Laboratories Ltd. ADR	976	50,732
Infosys Ltd. ADR	712	22,058
Wipro Ltd. ADR	1,863	21,369

		94,159
INDONESIA — 1.61%
Bank Central Asia Tbk PT	18,600	19,335
Jasa Marga Persero Tbk PT	13,200	6,314
Kalbe Farma Tbk PT	29,200	4,043
Telekomunikasi Indonesia Persero Tbk PT	13,800	2,784
Unilever Indonesia Tbk PT	3,900	12,817

		45,293
MALAYSIA — 8.61%
Astro Malaysia Holdings Bhd	4,700	4,144
Axiata Group Bhd	13,200	24,981
Berjaya Sports Toto Bhd	2,200	2,014
Hong Leong Bank Bhd	8,400	33,208
IHH Healthcare Bhd	20,500	34,076
Malayan Banking Bhd	12,700	32,842
Malaysia Airports Holdings Bhd	900	1,630
Maxis Bhd	15,900	30,983
Petronas Chemicals Group Bhd	5,400	8,900
Petronas Gas Bhd	1,100	7,017
Public Bank Bhd	6,400	35,006
Sime Darby Bhd	2,700	6,868
Telekom Malaysia Bhd	6,900	14,356
Tenaga Nasional Bhd	1,500	6,048

		242,073
PHILIPPINES — 4.20%
Aboitiz Power Corp.	4,000	3,858
Bank of the Philippine Islands	10,650	24,227
BDO Unibank Inc.	10,080	24,674
International Container Terminal Services Inc.	6,230	15,390
Jollibee Foods Corp.	4,170	18,635
Metro Pacific Investments Corp.	12,000	1,221
Metropolitan Bank & Trust Co.	3,684	7,694
Philippine Long Distance Telephone Co.	220	13,685
Universal Robina Corp.	1,780	8,706

		118,090
SINGAPORE — 8.26%
Ascendas REIT	4,000	7,459
CapitaMall Trust	3,000	4,960

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

ComfortDelGro Corp. Ltd.	5,000	$11,589
DBS Group Holdings Ltd.[a]	2,000	31,845
Oversea-Chinese Banking Corp. Ltd.	5,000	40,316
Singapore Airlines Ltd.	5,000	46,053
Singapore Technologies Engineering Ltd.	3,000	8,199
Singapore Telecommunications Ltd.	11,000	36,790
StarHub Ltd.	11,000	35,129
Wilmar International Ltd.	4,000	9,845

		232,185
SOUTH KOREA — 13.11%
AmorePacific Corp.	5	18,116
AmorePacific Group	10	15,205
Cheil Worldwide Inc.[b]	335	7,172
CJ CheilJedang Corp.	32	12,493
Dongbu Insurance Co. Ltd.	374	19,084
E-Mart Co. Ltd.	31	6,405
Hyundai Department Store Co. Ltd.	32	4,358
Hyundai Glovis Co. Ltd.	14	3,082
Hyundai Mobis Co. Ltd.	24	5,295
Hyundai Wia Corp.	39	5,548
Kangwon Land Inc.	770	26,325
KEPCO Plant Service & Engineering Co. Ltd.	123	11,164
Kia Motors Corp.	188	8,698
Korea Aerospace Industries Ltd.	170	10,403
Korea Electric Power Corp.	234	10,227
KT Corp.[b]	280	8,319
KT&G Corp.	317	28,122
Lotte Shopping Co. Ltd.	33	7,973
NAVER Corp.	9	5,457
Orion Corp./Republic of Korea	13	15,195
S-1 Corp.	194	14,496
Samsung Electronics Co. Ltd.	4	5,261
Samsung Fire & Marine Insurance Co. Ltd.	104	27,407
Samsung Life Insurance Co. Ltd.	225	22,038
SK C&C Co. Ltd.	71	16,856
SK Hynix Inc.	262	11,279
SK Telecom Co. Ltd.	64	17,134
Yuhan Corp.	119	25,643

		368,755
TAIWAN — 19.81%
Advanced Semiconductor Engineering Inc.	20,000	28,473
Advantech Co. Ltd.	1,596	13,211
ASUSTeK Computer Inc.	2,000	21,256
Chang Hwa Commercial Bank Ltd.	22,880	14,008
Chicony Electronics Co. Ltd.	4,040	11,674
China Airlines Ltd.[b]	12,000	6,387
Chunghwa Telecom Co. Ltd.	13,000	42,023
Delta Electronics Inc.	2,000	12,081
EVA Airways Corp.[b]	2,589	2,042
Far EasTone Telecommunications Co. Ltd.	11,000	26,256
First Financial Holding Co. Ltd.	38,480	24,249
Formosa International Hotels Corp.	1,000	10,694
Formosa Taffeta Co. Ltd.	3,000	3,575
Foxconn Technology Co. Ltd.	7,700	21,999
Hon Hai Precision Industry Co. Ltd.	3,480	10,454
HTC Corp.[b]	3,000	12,391
Hua Nan Financial Holdings Co. Ltd.	60,480	37,225
Kinsus Interconnect Technology Corp.	2,000	6,132
Lite-On Technology Corp.	11,160	14,139

Security	Shares	Value

MediaTek Inc.	1,000	$12,898
Mega Financial Holding Co. Ltd.	13,000	11,588
Novatek Microelectronics Corp.	1,000	5,257
President Chain Store Corp.	2,000	14,824
Quanta Computer Inc.	2,000	5,028
Siliconware Precision Industries Co. Ltd.	1,000	1,652
Simplo Technology Co. Ltd.	1,000	4,979
Standard Foods Corp.	3,540	8,785
Synnex Technology International Corp.	11,000	15,624
Taiwan Business Bank[b]	26,000	8,574
Taiwan Cooperative Financial Holding Co. Ltd.	69,598	37,610
Taiwan Mobile Co. Ltd.	8,000	28,211
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	43,199
Transcend Information Inc.	3,000	11,559
U-Ming Marine Transport Corp.	7,000	10,525
Uni-President Enterprises Corp.	1,240	2,037
United Microelectronics Corp.	17,000	8,104
WPG Holdings Ltd.	4,000	5,015
Zhen Ding Technology Holding Ltd.	1,000	3,494

		557,232
THAILAND — 0.36%
Bangkok Dusit Medical Services PCL NVDR	2,500	1,532
CP ALL PCL NVDR	3,300	4,204
PTT PCL NVDR	400	4,320

		10,056

TOTAL COMMON STOCKS (Cost: $2,498,746)		2,796,175

PREFERRED STOCKS — 0.25%

SOUTH KOREA — 0.25%
Samsung Electronics Co. Ltd.	7	7,117

		7,117

TOTAL PREFERRED STOCKS (Cost: $7,872)		7,117

SHORT-TERM INVESTMENTS — 2.66%

MONEY MARKET FUNDS — 2.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	68,495	68,495
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	3,848	3,848

160

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,392	$2,392

		74,735

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,735)		74,735

TOTAL INVESTMENTS IN SECURITIES — 102.35% (Cost: $2,581,353)		2,878,027
Other Assets, Less Liabilities — (2.35)%		(66,011)

NET ASSETS — 100.00%		$2,812,016

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

161

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.59%

AUSTRALIA — 7.09%
AGL Energy Ltd.	3,018,228	$36,161,725
ALS Ltd.	1,766,564	7,343,098
Alumina Ltd.	11,210,804	13,661,694
Amcor Ltd./Australia	5,355,336	57,151,001
AMP Ltd.	13,156,416	66,828,665
APA Group	5,002,503	37,878,948
Asciano Ltd.	4,260,604	22,213,242
ASX Ltd.	847,878	28,188,390
Aurizon Holdings Ltd.	9,295,032	35,557,560
AusNet Services	7,829,907	9,109,362
Australia & New Zealand Banking Group Ltd.	12,225,708	327,766,453
Bank of Queensland Ltd.	1,576,047	16,185,252
Bendigo & Adelaide Bank Ltd.	1,896,090	18,081,088
BHP Billiton Ltd.	14,260,314	359,592,846
Boral Ltd.	3,386,994	16,910,539
Brambles Ltd.	6,909,528	59,022,304
Caltex Australia Ltd.	1,194,264	33,374,196
CIMIC Group Ltd.	450,955	7,501,517
Coca-Cola Amatil Ltd.	2,557,188	20,714,403
Cochlear Ltd.	255,464	16,851,211
Commonwealth Bank of Australia	7,198,680	504,600,141
Computershare Ltd.	2,134,030	20,720,388
Crown Resorts Ltd.	1,614,432	16,566,714
CSL Ltd.	2,111,412	151,515,909
Dexus Property Group	3,986,382	23,204,627
Federation Centres	6,215,262	14,461,748
Flight Centre Travel Group Ltd.[a]	245,478	8,408,949
Fortescue Metals Group Ltd.[a]	7,054,104	12,073,715
Goodman Group	7,671,564	37,818,408
GPT Group (The)	7,371,870	25,991,091
Harvey Norman Holdings Ltd.	2,450,262	8,503,633
Healthscope Ltd.	4,960,764	11,112,358
Iluka Resources Ltd.	1,910,400	12,295,715
Incitec Pivot Ltd.	7,471,696	23,514,265
Insurance Australia Group Ltd.	10,344,714	47,406,068
James Hardie Industries PLC	1,972,860	22,734,521
Lend Lease Group	2,423,154	30,675,763
Macquarie Group Ltd.	1,299,678	79,928,676
Medibank Pvt Ltd.[b]	12,082,638	21,061,697
Mirvac Group	16,112,694	25,544,860
National Australia Bank Ltd.	10,504,350	304,650,666
Newcrest Mining Ltd.[b]	3,417,114	38,946,338
Novion Property Group	9,305,574	18,129,233
Orica Ltd.	1,676,192	26,706,345
Origin Energy Ltd.	4,920,102	49,440,500
Platinum Asset Management Ltd.	1,028,598	6,133,478
Qantas Airways Ltd.[b]	2,691,222	7,195,957
QBE Insurance Group Ltd.	6,034,542	65,208,498
Ramsay Health Care Ltd.	585,834	28,921,369
REA Group Ltd.	233,434	8,696,037
Rio Tinto Ltd.	1,944,246	87,640,888
Santos Ltd.	4,377,942	28,660,741
Scentre Group	23,704,440	69,926,312
Seek Ltd.	1,427,688	18,298,943
Sonic Healthcare Ltd.	1,702,679	26,685,169
Stockland	10,308,570	36,101,123

Security	Shares	Value

Suncorp Group Ltd.	5,701,592	$58,979,862
Sydney Airport	4,706,250	20,007,972
Tabcorp Holdings Ltd.	3,563,196	13,686,991
Tatts Group Ltd.	6,301,104	20,078,780
Telstra Corp. Ltd.	19,087,044	93,792,052
Toll Holdings Ltd.	3,007,526	21,302,229
TPG Telecom Ltd.	1,218,354	8,591,131
Transurban Group	7,995,354	62,558,840
Treasury Wine Estates Ltd.	2,871,069	12,613,574
Wesfarmers Ltd.	5,015,856	172,927,947
Westfield Corp.	8,798,052	65,577,922
Westpac Banking Corp.	13,794,960	396,712,996
Woodside Petroleum Ltd.	3,293,622	91,054,433
Woolworths Ltd.	5,603,826	130,302,107
WorleyParsons Ltd.	916,220	8,274,554

		4,286,035,727
AUSTRIA — 0.21%
Andritz AG	320,778	18,763,172
Erste Group Bank AG	1,243,656	35,369,024
IMMOEAST AG Escrow[b]	1,571,072	18
IMMOFINANZ AGb	4,212,282	12,640,353
IMMOFINANZ AG Escrow[a,b]	1,157,632	13
OMV AG	653,604	21,788,777
Raiffeisen Bank International AGa	524,088	8,803,129
Vienna Insurance Group AG Wiener Versicherung Gruppe	176,202	7,017,129
Voestalpine AG	510,534	21,407,189

		125,788,804
BELGIUM — 1.27%
Ageas	981,912	36,881,432
Anheuser-Busch InBev NV	3,576,750	436,463,225
Belgacom SA	676,194	25,235,502
Colruyt SA	316,260	14,951,508
Delhaize Group SA	453,306	36,618,258
Groupe Bruxelles Lambert SA	361,440	31,728,605
KBC Groep NVb	1,106,910	73,031,682
Solvay SA	265,056	39,086,314
Telenet Group Holding NVb	237,948	14,275,510
UCB SA	561,738	40,486,574
Umicore SA	420,174	20,888,192

		769,646,802
DENMARK — 1.68%
AP Moeller — Maersk A/S Class A	16,566	31,938,054
AP Moeller — Maersk A/S Class B	34,638	68,703,901
Carlsberg A/S Class B	478,908	43,648,222
Coloplast A/S Class B	499,992	40,840,187
Danske Bank A/S	2,897,544	82,227,600
DSV A/S	764,590	26,554,004
ISS A/S	537,642	18,155,508
Novo Nordisk A/S Class B	8,909,496	506,610,531
Novozymes A/S Class B	1,069,260	49,417,151
Pandora A/S	515,052	53,322,576
TDC A/S	3,641,508	27,721,390
Tryg A/S	96,384	10,456,072
Vestas Wind Systems A/S	995,466	45,304,166
William Demant Holding A/Sa,b	102,408	8,410,987

		1,013,310,349

162

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

FINLAND — 0.81%
Elisa OYJ	640,050	$19,572,605
Fortum OYJ	1,987,920	39,427,874
Kone OYJ Class B	1,390,038	59,921,138
Metso OYJ	499,992	14,247,564
Neste Oil OYJ	561,187	15,255,610
Nokia OYJ	16,701,540	113,131,622
Nokian Renkaat OYJ	515,052	16,800,588
Orion OYJ Class B	448,788	14,709,513
Sampo OYJ Class A	1,984,908	96,440,810
Stora Enso OYJ Class R	2,435,202	25,732,257
UPM-Kymmene OYJ	2,365,926	42,974,948
Wartsila OYJ Abp	652,098	29,959,042

		488,173,571
FRANCE — 9.75%
Accor SA	912,636	50,099,827
Aeroports de Paris	131,026	16,128,305
Air Liquide SA	1,536,388	201,082,808
Airbus Group NV	2,612,910	181,529,551
Alcatel-Lucent[a,b]	12,490,632	44,102,581
Alstom SAb	956,310	30,042,111
ArcelorMittal[a]	4,475,832	47,731,495
Arkema SA	295,257	23,794,746
AtoS SE	353,910	27,700,680
AXA SA	8,064,630	204,367,688
BNP Paribas SA	4,695,708	296,974,582
Bollore SA	3,828,252	21,890,581
Bouygues SA	753,775	31,192,647
Bureau Veritas SA	1,115,946	26,291,198
Cap Gemini SA	644,568	57,420,512
Carrefour SA	2,459,298	84,850,037
Casino Guichard Perrachon SA	256,020	22,663,771
Christian Dior SE	245,478	48,137,310
Cie. de Saint-Gobain	1,993,944	90,936,568
Cie. Generale des Etablissements Michelin Class B	840,348	93,854,440
CNP Assurances	775,598	13,935,958
Credit Agricole SA	4,540,590	70,748,050
Danone SA	2,567,730	185,612,658
Dassault Systemes	566,256	43,654,845
Edenred	914,142	24,486,888
Electricite de France SA	1,079,059	27,483,739
Essilor International SA	909,624	110,846,598
Eurazeo SA	167,166	11,971,483
Eutelsat Communications SA	683,724	23,811,844
Fonciere Des Regions	132,416	12,527,616
GDF Suez	6,438,150	131,335,752
Gecina SA	126,504	17,336,519
Groupe Eurotunnel SE Registered	2,091,860	33,507,958
Hermes International	116,662	44,061,060
ICADE	162,650	14,134,064
Iliad SA	115,962	27,333,132
Imerys SA	152,106	11,576,445
JCDecaux SA	299,698	11,851,319
Kering	338,850	62,669,209
Klepierre	800,025	38,817,061
L’Oreal SA	1,112,934	212,567,864
Lafarge SA	827,632	60,587,234
Lagardere SCA	530,672	17,036,563
Legrand SA	1,164,148	67,363,652
LVMH Moet Hennessy Louis Vuitton SE	1,246,968	218,815,589

Security	Shares	Value

Natixis SA	4,142,027	$34,280,995
Numericable-SFR SAS[b]	433,728	24,060,116
Orange SA	8,231,796	135,963,794
Pernod Ricard SA	942,756	117,260,968
Peugeot SAb	1,751,478	33,168,252
Publicis Groupe SA	820,770	68,849,769
Remy Cointreau SA	111,444	8,390,591
Renault SA	859,926	90,673,816
Rexel SA	1,192,752	22,493,936
Safran SA	1,277,088	93,375,412
Sanofi	5,290,578	540,666,115
Schneider Electric SE	2,317,734	173,592,607
SCOR SE	709,326	25,538,054
SES SA	1,364,436	47,778,706
Societe BIC SA	131,022	22,396,885
Societe Generale SA	3,204,768	160,540,232
Sodexo SA	417,162	42,220,159
STMicroelectronics NV	2,885,496	23,021,396
Suez Environnement Co.	1,287,630	26,259,936
Technip SA	456,318	31,124,479
Thales SA	406,245	24,691,013
Total SA	9,468,222	514,407,183
Unibail-Rodamco SE	433,728	119,802,416
Valeo SA	340,356	54,652,596
Vallourec SA	483,430	11,375,856
Veolia Environnement SA	1,893,042	40,134,012
Vinci SA	2,085,810	128,128,272
Vivendi SA	5,391,480	135,418,480
Wendel SA	146,082	17,940,662
Zodiac Aerospace	814,746	29,917,815

		5,892,989,061
GERMANY — 8.43%
adidas AG	930,708	76,570,066
Allianz SE Registered	2,024,064	346,106,668
Axel Springer SE	177,708	9,945,582
BASF SE	4,081,260	409,214,892
Bayer AG Registered	3,671,628	534,440,075
Bayerische Motoren Werke AG	1,475,880	175,467,878
Beiersdorf AG	439,752	38,415,885
Brenntag AG	668,664	40,348,263
Celesio AG	227,406	6,752,724
Commerzbank AGb	4,266,498	58,063,105
Continental AG	504,510	119,086,473
Daimler AG Registered	4,281,558	414,185,379
Deutsche Annington Immobilien SE	1,537,626	51,801,593
Deutsche Bank AG Registered	6,123,396	197,098,616
Deutsche Boerse AG	858,420	71,478,969
Deutsche Lufthansa AG Registered[b]	1,022,574	14,208,480
Deutsche Post AG Registered	4,269,510	141,396,998
Deutsche Telekom AG Registered	14,100,678	260,313,451
Deutsche Wohnen AG Bearer	1,281,606	33,676,626
E.ON SE	8,874,858	138,828,306
Fraport AG Frankfurt Airport Services Worldwide	158,130	10,030,870
Fresenius Medical Care AG & Co. KGaA	966,852	81,504,625
Fresenius SE & Co. KGaA	1,686,720	100,985,579
GEA Group AG	796,678	38,543,075
Hannover Rueck SE	268,068	27,346,920
HeidelbergCement AG	620,472	47,869,327
Henkel AG & Co. KGaA	530,112	53,811,994
HUGO BOSS AG	292,164	36,077,754
Infineon Technologies AG	5,049,618	59,865,331
K+S AG Registered	759,024	24,937,371

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Kabel Deutschland Holding AGb	102,408	$13,770,393
Lanxess AG	409,632	21,975,251
Linde AG	826,794	161,945,892
MAN SE	150,600	16,337,153
Merck KGaA	572,280	62,068,357
METRO AG	712,338	25,826,093
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	769,566	150,822,756
Osram Licht AG	391,560	20,692,040
ProSiebenSat.1 Media AG Registered	977,394	50,259,587
QIAGEN NVb	1,045,164	25,314,589
RTL Group SA	171,684	16,121,485
RWE AG	2,170,146	54,203,860
SAP SE	4,094,814	311,692,955
Siemens AG Registered	3,513,498	383,901,721
Symrise AG	549,690	33,544,913
Telefonica Deutschland Holding AG	2,621,946	16,332,460
ThyssenKrupp AG	2,042,136	54,599,202
United Internet AG Registered[c]	551,196	24,813,792
Volkswagen AG	129,516	32,987,853

		5,095,583,227
HONG KONG — 3.28%
AIA Group Ltd.	53,613,600	358,293,218
ASM Pacific Technology Ltd.[a]	1,054,200	11,805,288
Bank of East Asia Ltd. (The)	5,120,440	22,262,352
BOC Hong Kong Holdings Ltd.	15,813,000	61,508,544
Cathay Pacific Airways Ltd.	4,518,000	11,645,967
Cheung Kong Infrastructure Holdings Ltd.	3,012,792	25,575,781
CK Hutchison Holdings Ltd.	6,008,000	130,606,168
CLP Holdings Ltd.	8,283,000	72,612,432
First Pacific Co. Ltd./Hong Kong	9,776,250	9,484,709
Galaxy Entertainment Group Ltd.	10,542,000	51,002,109
Hang Lung Properties Ltd.	10,061,000	34,072,525
Hang Seng Bank Ltd.	3,313,200	64,672,618
Henderson Land Development Co. Ltd.	5,112,750	41,093,815
HKT Trust & HKT Ltd.	10,624,440	14,227,784
Hong Kong & China Gas Co. Ltd.	28,614,402	68,295,213
Hong Kong Exchanges and Clearing Ltd.	4,642,200	177,635,128
Hutchison Whampoa Ltd.	10,077,000	148,467,440
Hysan Development Co. Ltd.[a]	3,012,797	13,953,983
Kerry Properties Ltd.	2,803,000	11,463,473
Li & Fung Ltd.[a]	26,062,400	26,596,516
Link REIT (The)	10,542,258	65,488,311
MGM China Holdings Ltd.[a]	3,614,400	6,854,683
MTR Corp. Ltd.	6,777,000	33,399,096
New World Development Co. Ltd.	23,371,132	31,056,380
NWS Holdings Ltd.	6,496,000	11,062,513
PCCW Ltd.	16,566,000	11,049,486
Power Assets Holdings Ltd.	6,385,500	64,628,149
Sands China Ltd.[a]	10,843,200	44,415,551
Shangri-La Asia Ltd.[a]	6,244,666	9,506,597
Sino Land Co. Ltd.	12,048,000	21,294,595
SJM Holdings Ltd.[a]	8,576,000	10,920,330
Sun Hung Kai Properties Ltd.	7,530,000	125,416,616
Swire Pacific Ltd. Class A	2,792,500	37,792,231
Swire Properties Ltd.	5,120,455	17,638,176
Techtronic Industries Co. Ltd.	6,024,033	21,411,289
WH Group Ltd.[b,d]	16,566,000	11,583,793
Wharf Holdings Ltd. (The)	6,856,912	49,583,599
Wheelock & Co. Ltd.	4,519,000	25,535,849
Wynn Macau Ltd.[a]	7,831,200	15,942,968

Security	Shares	Value

Yue Yuen Industrial Holdings Ltd.	3,012,000	$11,463,331

		1,981,318,606
IRELAND — 0.34%
Bank of Ireland[b]	121,038,726	46,792,326
CRH PLC	3,465,306	97,522,756
Irish Bank Resolution Corp. Ltd.[b]	3,570,811	40
Kerry Group PLC Class A	713,844	52,417,303
Ryanair Holdings PLC	177,504	2,082,505
Ryanair Holdings PLC ADR	83,429	5,410,370

		204,225,300
ISRAEL — 0.57%
Bank Hapoalim BM	4,504,446	22,558,370
Bank Leumi le-Israel BMb	5,561,658	21,634,588
Bezeq The Israeli Telecommunication Corp. Ltd.	8,474,262	16,058,944
Delek Group Ltd.	21,250	5,923,249
Israel Chemicals Ltd.	1,987,920	13,917,189
Israel Corp. Ltd. (The)	12,378	4,561,901
Mizrahi Tefahot Bank Ltd.[b]	567,762	6,353,856
NICE-Systems Ltd.	267,102	16,224,659
Teva Pharmaceutical Industries Ltd.	3,847,830	235,024,556

		342,257,312
ITALY — 2.23%
Assicurazioni Generali SpA	5,173,110	101,326,801
Atlantia SpA	1,813,224	51,079,651
Banca Monte dei Paschi di Siena SpA[a,b]	19,112,646	11,843,420
Banco Popolare SCb	1,524,036	24,267,246
CNH Industrial NV	4,209,270	37,096,822
Enel Green Power SpA	7,802,586	15,204,402
Enel SpA	29,196,822	138,587,074
Eni SpA	11,269,398	216,947,709
EXOR SpA	442,764	20,495,508
Finmeccanica SpA[b]	1,791,319	22,983,153
Intesa Sanpaolo SpA	56,133,138	189,706,342
Intesa Sanpaolo SpA RSP	4,156,560	12,706,022
Luxottica Group SpA	751,494	49,683,104
Mediobanca SpA	2,688,210	26,267,024
Pirelli & C. SpA	1,087,332	18,824,430
Prysmian SpA	904,560	18,548,964
Saipem SpA[a,b]	1,167,150	15,511,099
Snam SpA	9,331,176	48,683,360
Telecom Italia SpA[b]	44,470,674	52,771,673
Telecom Italia SpA RSP	27,008,604	26,027,460
Tenaris SA	2,100,870	32,345,741
Terna Rete Elettrica Nazionale SpA	6,793,566	32,079,200
UniCredit SpA[a]	19,462,038	140,662,789
Unione di Banche Italiane SpA	3,810,450	30,443,669
UnipolSai SpA	3,996,924	11,223,754

		1,345,316,417
JAPAN — 21.99%
ABC-Mart Inc.	36,500	2,086,237
Acom Co. Ltd.[b]	1,656,670	5,537,461
Advantest Corp.	608,400	7,204,001
Aeon Co. Ltd.	2,861,400	35,650,935
AEON Financial Service Co. Ltd.	451,890	11,573,852
Aeon Mall Co. Ltd.	480,510	8,994,254

164

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Air Water Inc.	330,000	$5,870,895
Aisin Seiki Co. Ltd.	857,600	39,343,394
Ajinomoto Co. Inc.	3,012,000	66,975,282
Alfresa Holdings Corp.	602,400	9,045,816
Amada Holdings Co Ltd.	1,506,000	15,277,714
ANA Holdings Inc.	4,520,000	12,532,264
Aozora Bank Ltd.	4,518,000	16,913,713
Asahi Glass Co. Ltd.	4,518,000	30,429,581
Asahi Group Holdings Ltd.	1,656,800	53,378,394
Asahi Kasei Corp.	5,606,000	53,029,097
ASICS Corp.	753,000	19,317,373
Astellas Pharma Inc.	9,638,450	150,573,095
Bandai Namco Holdings Inc.	753,000	15,491,652
Bank of Kyoto Ltd. (The)	1,907,000	20,859,555
Bank of Yokohama Ltd. (The)	5,320,000	33,946,286
Benesse Holdings Inc.	301,200	9,438,456
Bridgestone Corp.	2,861,600	120,064,290
Brother Industries Ltd.	1,054,200	16,904,903
Calbee Inc.	301,200	12,282,577
Canon Inc.	4,969,800	177,869,586
Casio Computer Co. Ltd.[a]	903,600	18,386,112
Central Japan Railway Co.	636,500	114,114,711
Chiba Bank Ltd. (The)	3,012,000	24,867,185
Chiyoda Corp.	483,000	4,387,240
Chubu Electric Power Co. Inc.	2,934,700	38,906,172
Chugai Pharmaceutical Co. Ltd.	1,054,200	32,197,719
Chugoku Bank Ltd. (The)	753,000	12,131,562
Chugoku Electric Power Co. Inc. (The)	1,303,100	19,077,724
Citizen Holdings Co. Ltd.	1,205,000	9,495,404
COLOPL Inc.[a]	150,600	3,110,915
Credit Saison Co. Ltd.	602,400	11,451,993
Dai Nippon Printing Co. Ltd.	3,012,000	31,272,750
Dai-ichi Life Insurance Co. Ltd. (The)	4,969,852	81,979,509
Daicel Corp.	1,151,000	13,936,651
Daihatsu Motor Co. Ltd.	757,600	10,990,170
Daiichi Sankyo Co. Ltd.	2,861,495	49,867,534
Daikin Industries Ltd.	1,054,200	71,389,962
Daito Trust Construction Co. Ltd.	301,200	35,173,978
Daiwa House Industry Co. Ltd.	2,861,400	64,033,001
Daiwa Securities Group Inc.	7,530,000	62,923,038
Denso Corp.	2,108,400	105,076,440
Dentsu Inc.	916,900	42,753,422
Don Quijote Holdings Co. Ltd.	251,700	19,181,950
East Japan Railway Co.	1,506,000	133,333,918
Eisai Co. Ltd.	1,154,600	77,494,336
Electric Power Development Co. Ltd.	602,400	20,336,726
FamilyMart Co. Ltd.	263,600	11,366,057
FANUC Corp.	836,200	185,344,740
Fast Retailing Co. Ltd.	225,600	89,159,789
Fuji Electric Co. Ltd.	2,636,000	12,467,419
Fuji Heavy Industries Ltd.	2,568,100	86,365,158
FUJIFILM Holdings Corp.	2,108,400	79,899,674
Fujitsu Ltd.	8,576,000	56,843,680
Fukuoka Financial Group Inc.	3,921,000	22,607,922
GungHo Online Entertainment Inc.[a]	1,807,200	7,429,952
Gunma Bank Ltd. (The)	1,896,000	13,482,878
Hachijuni Bank Ltd. (The)	1,506,000	11,791,777
Hakuhodo DY Holdings Inc.	1,054,220	11,320,069
Hamamatsu Photonics KK	602,400	17,618,451
Hankyu Hanshin Holdings Inc.	5,488,000	33,202,240
Hikari Tsushin Inc.	150,600	10,067,686
Hino Motors Ltd.	1,054,200	13,830,484
Hirose Electric Co. Ltd.	158,070	22,296,495
Hiroshima Bank Ltd. (The)	1,506,000	8,834,395

Security	Shares	Value

Hisamitsu Pharmaceutical Co. Inc.	176,700	$7,633,818
Hitachi Chemical Co. Ltd.	451,800	8,777,764
Hitachi Construction Machinery Co. Ltd.	451,800	8,052,890
Hitachi High-Technologies Corp.	263,600	7,687,507
Hitachi Ltd.	21,084,000	144,347,967
Hitachi Metals Ltd.	660,000	10,374,029
Hokuhoku Financial Group Inc.	5,606,000	13,444,656
Hokuriku Electric Power Co.	753,000	11,162,547
Honda Motor Co. Ltd.	7,078,200	239,045,252
Hoya Corp.	1,957,800	75,926,713
Hulic Co. Ltd.	1,204,800	12,977,247
IBIDEN Co. Ltd.	451,800	7,928,303
Idemitsu Kosan Co. Ltd.	451,800	8,773,988
IHI Corp.	6,024,000	27,786,814
Iida Group Holdings Co. Ltd.	753,080	10,207,201
INPEX Corp.	4,066,243	51,307,988
Isetan Mitsukoshi Holdings Ltd.	1,506,000	24,464,477
Isuzu Motors Ltd.	2,686,600	35,774,188
ITOCHU Corp.	6,946,900	85,914,699
ITOCHU Techno-Solutions Corp.	231,400	5,288,535
Iyo Bank Ltd. (The)	753,000	9,413,287
J Front Retailing Co. Ltd.	1,187,400	19,785,039
Japan Airlines Co. Ltd.	689,200	23,036,684
Japan Display Inc.[b]	1,807,200	7,490,359
Japan Exchange Group Inc.	1,201,800	35,048,734
Japan Prime Realty Investment Corp.	3,012	10,835,347
Japan Real Estate Investment Corp.	4,754	22,484,867
Japan Retail Fund Investment Corp.	10,542	22,463,525
Japan Tobacco Inc.	4,830,500	169,977,735
JFE Holdings Inc.	2,194,175	49,688,429
JGC Corp.	1,506,000	31,404,888
Joyo Bank Ltd. (The)	3,012,000	16,511,005
JSR Corp.	773,800	13,262,002
JTEKT Corp.	903,600	15,479,067
JX Holdings Inc.	9,638,400	42,099,036
Kajima Corp.	4,121,000	19,732,038
Kakaku.com Inc.	602,400	9,357,914
Kamigumi Co. Ltd.	1,151,000	11,532,122
Kaneka Corp.	1,151,000	8,040,745
Kansai Electric Power Co. Inc. (The)[b]	3,162,600	31,898,205
Kansai Paint Co. Ltd.	727,000	13,018,810
Kao Corp.	2,259,000	108,523,364
Kawasaki Heavy Industries Ltd.	6,024,000	31,109,150
KDDI Corp.	7,710,900	182,994,535
Keihan Electric Railway Co. Ltd.	1,506,000	8,733,718
Keikyu Corp.	2,521,000	20,076,151
Keio Corp.	2,636,000	20,397,226
Keisei Electric Railway Co. Ltd.	933,000	11,078,742
Keyence Corp.	193,723	104,057,111
Kikkoman Corp.	599,000	17,193,658
Kintetsu Group Holdings Co. Ltd.	7,530,000	26,742,291
Kirin Holdings Co. Ltd.	3,614,400	47,902,051
Kobe Steel Ltd.	13,554,000	24,691,000
Koito Manufacturing Co. Ltd.	318,600	11,234,996
Komatsu Ltd.	4,216,800	85,308,539
Konami Corp.	451,800	8,339,820
Konica Minolta Inc.	2,108,400	23,414,921
Kubota Corp.	4,870,000	76,364,628
Kuraray Co. Ltd.	1,506,200	20,465,290
Kurita Water Industries Ltd.	451,800	11,779,193
Kyocera Corp.	1,366,400	71,602,694
Kyowa Hakko Kirin Co. Ltd.	1,506,000	22,098,571
Kyushu Electric Power Co. Inc.[b]	1,897,100	20,243,977
Lawson Inc.	263,600	18,987,482

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

LIXIL Group Corp.	1,204,880	$25,201,092
M3 Inc.	760,100	14,392,802
Mabuchi Motor Co. Ltd.	301,200	18,046,327
Makita Corp.	602,400	30,354,074
Marubeni Corp.	7,228,800	44,930,070
Marui Group Co. Ltd.	1,054,200	11,469,611
Maruichi Steel Tube Ltd.	150,600	3,832,013
Mazda Motor Corp.	2,259,000	44,426,811
McDonald’s Holdings Co. Japan Ltd.[a]	301,200	6,531,411
Medipal Holdings Corp.	602,400	8,260,536
MEIJI Holdings Co. Ltd.	263,652	30,227,337
Minebea Co. Ltd.	1,506,000	23,268,940
Miraca Holdings Inc.	263,600	13,238,372
Mitsubishi Chemical Holdings Corp.	5,873,400	36,677,462
Mitsubishi Corp.	6,024,000	130,401,705
Mitsubishi Electric Corp.	9,036,000	118,093,958
Mitsubishi Estate Co. Ltd.	5,550,000	130,923,790
Mitsubishi Gas Chemical Co. Inc.	1,506,000	8,456,856
Mitsubishi Heavy Industries Ltd.	13,554,000	75,624,683
Mitsubishi Logistics Corp.	477,000	7,393,958
Mitsubishi Materials Corp.	5,606,000	20,330,943
Mitsubishi Motors Corp.	2,861,400	26,469,205
Mitsubishi Tanabe Pharma Corp.	1,006,100	17,108,828
Mitsubishi UFJ Financial Group Inc.	56,324,480	402,842,170
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,108,400	11,381,519
Mitsui & Co. Ltd.	7,530,000	105,742,166
Mitsui Chemicals Inc.	3,593,000	11,919,621
Mitsui Fudosan Co. Ltd.	4,116,000	122,496,315
Mitsui OSK Lines Ltd.	4,528,000	16,005,214
Mixi Inc.[a]	150,600	5,946,227
Mizuho Financial Group Inc.	101,052,660	193,120,610
MS&AD Insurance Group Holdings Inc.	2,120,588	61,002,124
Murata Manufacturing Co. Ltd.	903,600	128,136,475
Nabtesco Corp.	451,800	12,477,639
Nagoya Railroad Co. Ltd.	4,518,000	17,895,312
NEC Corp.	10,784,000	36,226,022
Nexon Co. Ltd.	602,400	7,666,543
NGK Insulators Ltd.	1,506,000	34,028,779
NGK Spark Plug Co. Ltd.	753,000	21,205,064
NH Foods Ltd.	727,000	15,892,304
NHK Spring Co. Ltd.	602,400	6,926,568
Nidec Corp.	903,600	67,654,851
Nikon Corp.	1,656,600	23,560,903
Nintendo Co. Ltd.	464,700	78,906,192
Nippon Building Fund Inc.	6,024	29,951,366
Nippon Electric Glass Co. Ltd.	1,620,500	9,302,946
Nippon Express Co. Ltd.	4,121,000	23,761,093
Nippon Paint Holdings Co. Ltd.	673,200	22,670,644
Nippon Prologis REIT Inc.	6,024	13,037,654
Nippon Steel & Sumitomo Metal Corp.	33,181,350	86,786,685
Nippon Telegraph & Telephone Corp.	1,656,600	111,907,365
Nippon Yusen KK	7,091,000	22,398,245
Nissan Motor Co. Ltd.	11,144,400	116,500,747
Nisshin Seifun Group Inc.	987,197	11,582,056
Nissin Foods Holdings Co. Ltd.	263,600	12,643,637
Nitori Holdings Co. Ltd.	301,200	23,206,017
Nitto Denko Corp.	753,000	48,431,863
NOK Corp.	451,800	14,327,576
Nomura Holdings Inc.	16,175,100	104,535,994
Nomura Real Estate Holdings Inc.	560,600	11,439,669
Nomura Research Institute Ltd.	451,800	17,914,189
NSK Ltd.	2,191,800	34,542,783
NTT Data Corp.	560,691	25,206,966
NTT DOCOMO Inc.	6,777,017	120,340,613

Security	Shares	Value

NTT Urban Development Corp.	451,800	$4,745,656
Obayashi Corp.	2,636,000	17,687,875
Odakyu Electric Railway Co. Ltd.	3,012,000	30,379,243
Oji Holdings Corp.	4,121,000	18,389,020
Olympus Corp.[b]	1,054,200	38,232,038
Omron Corp.	903,600	41,680,221
Ono Pharmaceutical Co. Ltd.	346,600	37,564,987
Oracle Corp. Japan	150,600	6,883,780
Oriental Land Co. Ltd./Japan	874,400	59,243,212
ORIX Corp.	5,873,400	91,018,804
Osaka Gas Co. Ltd.	8,576,000	36,491,177
Otsuka Corp.	155,800	7,199,582
Otsuka Holdings Co. Ltd.	1,656,600	52,513,680
Panasonic Corp.	9,939,668	143,193,680
Park24 Co. Ltd.	451,800	9,034,490
Rakuten Inc.	3,765,000	65,959,075
Recruit Holdings Co. Ltd.	602,400	20,336,726
Resona Holdings Inc.	9,638,400	51,683,474
Ricoh Co. Ltd.	3,162,600	33,034,595
Rinnai Corp.	150,600	11,477,162
Rohm Co. Ltd.	412,100	28,719,930
Sankyo Co. Ltd.	263,600	9,989,354
Sanrio Co. Ltd.[a]	173,400	4,665,731
Santen Pharmaceutical Co. Ltd.	1,656,600	21,885,891
SBI Holdings Inc./Japan	903,680	12,089,844
Secom Co. Ltd.	948,100	67,278,894
Sega Sammy Holdings Inc.	760,638	10,659,229
Seibu Holdings Inc.[a]	451,800	13,119,454
Seiko Epson Corp.	1,204,800	21,152,209
Sekisui Chemical Co. Ltd.	1,622,000	21,754,074
Sekisui House Ltd.	2,409,600	37,582,672
Seven & I Holdings Co. Ltd.	3,313,280	143,279,218
Seven Bank Ltd.	2,560,200	13,841,810
Sharp Corp./Japan[a,b]	6,469,000	14,054,817
Shikoku Electric Power Co. Inc.	753,000	10,243,871
Shimadzu Corp.	654,000	7,694,761
Shimamura Co. Ltd.	150,600	15,051,191
Shimano Inc.	358,100	51,199,891
Shimizu Corp.	2,636,000	19,053,564
Shin-Etsu Chemical Co. Ltd.	1,807,200	111,071,747
Shinsei Bank Ltd.	7,530,000	15,479,067
Shionogi & Co. Ltd.	1,355,400	44,681,650
Shiseido Co. Ltd.	1,656,600	29,935,636
Shizuoka Bank Ltd. (The)	3,012,000	33,324,041
Showa Shell Sekiyu KK	753,200	7,288,423
SMC Corp./Japan	234,300	70,836,250
SoftBank Corp.	4,269,000	267,726,623
Sompo Japan Nipponkoa Holdings Inc.	1,506,050	49,459,150
Sony Corp.[b]	5,120,400	155,939,649
Sony Financial Holdings Inc.	857,600	15,479,368
Stanley Electric Co. Ltd.	709,100	16,016,523
Sumitomo Chemical Co. Ltd.	6,048,000	34,113,813
Sumitomo Corp.	4,819,400	57,126,422
Sumitomo Dainippon Pharma Co. Ltd.	609,800	6,874,072
Sumitomo Electric Industries Ltd.	3,313,200	47,011,060
Sumitomo Heavy Industries Ltd.	2,636,000	16,520,431
Sumitomo Metal Mining Co. Ltd.	2,033,000	30,026,970
Sumitomo Mitsui Financial Group Inc.	5,722,800	250,680,351
Sumitomo Mitsui Trust Holdings Inc.	15,060,600	66,738,833
Sumitomo Realty & Development Co. Ltd.	1,603,000	62,180,379
Sumitomo Rubber Industries Ltd.	753,000	13,975,207
Suntory Beverage & Food Ltd.	602,400	25,722,938
Suruga Bank Ltd.	1,355,400	30,059,594
Suzuken Co. Ltd./Aichi Japan	331,124	10,389,994

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Suzuki Motor Corp.	1,540,300	$49,972,547
Sysmex Corp.	602,400	33,424,718
T&D Holdings Inc.	2,409,600	34,924,803
Taiheiyo Cement Corp.	6,024,000	19,027,927
Taisei Corp.	4,518,000	26,238,907
Taisho Pharmaceutical Holdings Co. Ltd.	115,100	8,079,218
Taiyo Nippon Sanso Corp.	640,800	8,305,179
Takashimaya Co. Ltd.	1,506,000	14,094,761
Takeda Pharmaceutical Co. Ltd.	3,468,300	178,443,412
TDK Corp.	560,600	40,521,350
Teijin Ltd.	4,121,000	14,015,601
Terumo Corp.	1,355,400	34,997,794
THK Co. Ltd.	451,800	11,477,162
Tobu Railway Co. Ltd.	4,518,000	21,557,433
Toho Co. Ltd./Tokyo	451,800	11,254,415
Toho Gas Co. Ltd.	1,506,000	9,149,010
Tohoku Electric Power Co. Inc.	2,045,600	25,760,167
Tokio Marine Holdings Inc.	3,012,000	123,354,324
Tokyo Electric Power Co. Inc.[b]	6,475,800	26,515,768
Tokyo Electron Ltd.	753,000	41,529,205
Tokyo Gas Co. Ltd.	10,542,000	61,003,886
Tokyo Tatemono Co. Ltd.	1,674,000	12,211,933
Tokyu Corp.	5,406,000	36,094,209
Tokyu Fudosan Holdings Corp.	2,108,400	15,715,658
TonenGeneral Sekiyu KK	1,506,000	14,459,714
Toppan Printing Co. Ltd.	2,636,000	22,181,432
Toray Industries Inc.	6,438,000	56,030,559
Toshiba Corp.	18,072,000	72,668,559
TOTO Ltd.	1,506,000	21,393,833
Toyo Seikan Group Holdings Ltd.	709,100	11,270,228
Toyo Suisan Kaisha Ltd.	301,200	10,545,901
Toyoda Gosei Co. Ltd.	263,600	6,125,776
Toyota Industries Corp.	753,000	42,913,512
Toyota Motor Corp.	12,048,000	841,457,207
Toyota Tsusho Corp.	1,006,100	25,978,516
Trend Micro Inc./Japan	451,800	15,346,929
Unicharm Corp.	1,807,200	45,546,212
United Urban Investment Corp.	10,542	16,763,956
USS Co. Ltd.	1,006,180	17,791,233
West Japan Railway Co.	753,000	41,787,190
Yahoo Japan Corp.	6,475,822	26,569,972
Yakult Honsha Co. Ltd.	331,900	20,884,156
Yamada Denki Co. Ltd.	3,884,050	15,936,062
Yamaguchi Financial Group Inc.	1,506,000	18,902,081
Yamaha Corp.	709,100	12,911,581
Yamaha Motor Co. Ltd.	1,066,800	25,236,992
Yamato Holdings Co. Ltd.	1,506,000	33,840,010
Yamato Kogyo Co. Ltd.	150,600	3,562,702
Yamazaki Baking Co. Ltd.	159,000	2,839,333
Yaskawa Electric Corp.	1,054,200	14,623,314
Yokogawa Electric Corp.	903,600	10,586,172
Yokohama Rubber Co. Ltd. (The)	1,506,000	16,221,559

		13,283,113,841
NETHERLANDS — 2.80%
Aegon NV	8,096,256	64,095,507
Akzo Nobel NV	1,093,356	83,825,442
Altice SAb	388,548	41,091,864
ASML Holding NV	1,561,722	169,241,281
Boskalis Westminster NV	374,994	19,539,276
Delta Lloyd NV	947,274	17,901,654
Fiat Chrysler Automobiles NVa,b	3,996,924	59,791,348
Gemalto NVa	350,898	32,674,813

Security	Shares	Value

Heineken Holding NV	451,800	$31,509,898
Heineken NV	1,028,598	81,096,610
ING Groep NV CVA[b]	17,082,558	264,061,935
Koninklijke Ahold NV	3,959,274	76,752,557
Koninklijke DSM NV	769,566	43,936,075
Koninklijke KPN NV	14,228,688	52,758,546
Koninklijke Philips NV	4,138,488	118,972,041
Koninklijke Vopak NV	311,999	16,375,753
NN Group NVb	695,772	20,278,624
OCI NVb	381,018	11,358,996
Randstad Holding NV	555,714	33,190,190
Reed Elsevier NV	3,117,420	75,226,592
TNT Express NV	1,909,042	16,300,527
Unilever NV CVA	7,248,378	317,292,535
Wolters Kluwer NV	1,341,846	43,484,267

		1,690,756,331
NEW ZEALAND — 0.14%
Auckland International Airport Ltd.	4,158,513	14,595,651
Contact Energy Ltd.	1,448,772	6,265,170
Fletcher Building Ltd.	3,039,834	19,232,483
Meridian Energy Ltd.[b]	5,584,436	8,545,940
Mighty River Power Ltd.	3,076,758	7,050,896
Ryman Healthcare Ltd.	1,673,240	10,382,461
Spark New Zealand Ltd.	8,123,580	18,369,121

		84,441,722
NORWAY — 0.67%
DNB ASA	4,337,280	77,127,665
Gjensidige Forsikring ASA	891,552	15,510,911
Norsk Hydro ASA	5,974,302	28,216,496
Orkla ASA	3,594,822	28,193,747
Seadrill Ltd.[a]	1,780,092	22,547,911
Statoil ASA	4,960,764	104,672,746
Subsea 7 SA	1,256,004	13,942,636
Telenor ASA	3,338,802	75,455,906
Yara International ASA	801,192	41,082,952

		406,750,970
PORTUGAL — 0.16%
Banco Comercial Portugues SA Registered[a,b]	155,214,839	15,496,804
EDP — Energias de Portugal SA	10,293,206	41,199,629
Galp Energia SGPS SA	1,721,358	23,512,895
Jeronimo Martins SGPS SAa	1,127,994	16,463,255

		96,672,583
SINGAPORE — 1.48%
Ascendas REIT	9,487,800	17,692,700
CapitaCommercial Trust	9,487,800	12,141,347
CapitaLand Ltd.	12,048,000	33,563,942
CapitaMall Trust	10,240,800	16,932,054
City Developments Ltd.	2,409,600	19,410,692
ComfortDelGro Corp. Ltd.	9,487,800	21,990,522
DBS Group Holdings Ltd.	7,684,200	122,350,820
Genting Singapore PLC	26,505,600	20,511,298
Global Logistic Properties Ltd.	14,156,400	29,391,189
Golden Agri-Resources Ltd.	30,873,094	9,789,513
Hutchison Port Holdings Trust	23,945,400	16,163,145
Jardine Cycle & Carriage Ltd.	328,400	10,018,983

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Keppel Corp. Ltd.	6,626,400	$43,624,029
Noble Group Ltd.	19,276,827	12,588,770
Oversea-Chinese Banking Corp. Ltd.[a]	13,193,898	106,383,927
SembCorp Industries Ltd.	3,614,400	12,334,067
Sembcorp Marine Ltd[a]	3,162,600	7,091,406
Singapore Airlines Ltd.	2,560,200	23,581,171
Singapore Exchange Ltd.	3,915,600	25,186,601
Singapore Press Holdings Ltd.[a]	6,519,750	20,624,176
Singapore Technologies Engineering Ltd.	7,078,200	19,344,747
Singapore Telecommunications Ltd.	35,240,485	117,862,933
StarHub Ltd.	1,957,800	6,252,308
Suntec REIT	10,993,800	14,691,047
United Overseas Bank Ltd.	6,024,000	111,379,533
UOL Group Ltd.[a]	2,259,000	13,609,769
Wilmar International Ltd.	8,584,200	21,127,547
Yangzijiang Shipbuilding Holdings Ltd.[a]	7,981,800	8,828,158

		894,466,394
SPAIN — 3.51%
Abertis Infraestructuras SA	1,838,826	33,926,071
ACS Actividades de Construccion y Servicios SA	796,082	28,121,863
Aena SAb,d	269,574	25,346,787
Amadeus IT Holding SA Class A	2,007,498	91,847,152
Banco Bilbao Vizcaya Argentaria SA	28,123,044	283,619,461
Banco de Sabadell SAa	19,376,194	52,043,644
Banco Popular Espanol SA	7,974,270	41,711,228
Banco Santander SA	62,576,558	473,731,762
Bankia SAb	20,502,684	28,648,927
Bankinter SA	3,002,964	22,794,313
CaixaBank SA	10,288,992	51,720,569
Distribuidora Internacional de Alimentacion SA	2,796,642	22,487,983
Enagas SA	661,825	20,405,342
Endesa SA	1,399,864	27,819,430
Ferrovial SA	1,861,416	42,341,932
Gas Natural SDG SA	1,591,842	39,161,976
Grifols SA	665,652	28,377,623
Iberdrola SA	23,105,052	154,746,701
Inditex SA	4,870,404	156,494,690
International Consolidated Airlines Group SAb	3,623,436	30,370,601
Mapfre SA	4,246,920	15,809,018
Red Electrica Corp. SA	383,283	32,215,874
Repsol SA	4,655,046	96,056,530
Telefonica SA	20,105,668	307,301,068
Zardoya Otis SA	791,248	10,205,144

		2,117,305,689
SWEDEN — 2.97%
Alfa Laval AB	1,377,990	25,710,400
Assa Abloy AB Class B	1,478,892	85,878,404
Atlas Copco AB Class A	2,951,760	92,083,982
Atlas Copco AB Class B	1,759,008	48,955,249
Boliden AB	1,212,330	26,408,812
Electrolux AB Class B	1,073,778	32,186,272
Elekta AB Class Ba	1,644,562	15,361,732
Getinge AB Class B	895,461	21,790,425
Hennes & Mauritz AB Class B	4,213,788	167,686,594
Hexagon AB Class B	1,152,090	42,742,817
Husqvarna AB Class B	1,867,440	13,831,895
ICA Gruppen AB	340,356	12,623,214
Industrivarden AB Class C	656,616	13,666,476
Investment AB Kinnevik Class B	1,042,152	35,943,377
Investor AB Class B	2,031,594	82,768,780

Security	Shares	Value

Lundin Petroleum ABa,b	978,900	$15,825,864
Millicom International Cellular SA SDR	295,176	23,012,158
Nordea Bank AB	13,486,230	171,518,275
Sandvik AB	4,725,828	59,424,089
Securitas AB Class B	1,381,581	20,648,393
Skandinaviska Enskilda Banken AB Class A	6,727,302	85,235,775
Skanska AB Class B	1,649,164	36,734,329
SKF AB Class B	1,752,984	42,825,598
Svenska Cellulosa AB SCA Class B	2,617,428	66,263,603
Svenska Handelsbanken AB Class A	2,215,326	102,245,611
Swedbank AB Class A	4,043,610	94,137,106
Swedish Match AB	897,576	27,603,336
Tele2 AB Class B	1,430,796	19,087,903
Telefonaktiebolaget LM Ericsson Class B	13,543,458	148,323,033
TeliaSonera AB	11,532,948	71,818,941
Volvo AB Class B	6,811,638	93,645,900

		1,795,988,343
SWITZERLAND — 9.10%
ABB Ltd. Registered[b]	9,725,748	213,636,347
Actelion Ltd. Registered[b]	457,824	60,593,634
Adecco SA Registered[b]	753,000	61,644,893
Aryzta AGb	387,044	26,149,947
Baloise Holding AG Registered	213,852	27,915,572
Barry Callebaut AG Registered[b]	9,036	10,946,590
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4,121	22,608,539
Chocoladefabriken Lindt & Sprungli AG Registered	360	23,156,580
Cie. Financiere Richemont SA Class A Registered	2,316,228	206,801,657
Credit Suisse Group AG Registered[b]	6,775,494	179,349,185
EMS-Chemie Holding AG Registered	36,144	15,199,846
Geberit AG Registered	167,166	59,468,916
Givaudan SA Registered[b]	40,662	76,471,816
Holcim Ltd. Registered[b]	1,015,044	81,905,568
Julius Baer Group Ltd.[b]	991,295	52,246,928
Kuehne + Nagel International AG Registered	233,436	35,031,595
Lonza Group AG Registered[b]	236,442	33,589,957
Nestle SA Registered	14,317,542	1,114,045,055
Novartis AG Registered	10,206,162	1,052,861,092
Pargesa Holding SA Bearer	132,528	9,654,217
Partners Group Holding AG	78,316	24,617,421
Roche Holding AG	3,120,432	897,261,587
Schindler Holding AG Participation Certificates	221,382	37,617,691
Schindler Holding AG Registered	63,252	10,538,624
SGS SA Registered	24,096	46,808,325
Sika AG Bearer	9,036	31,113,391
Sonova Holding AG Registered	237,948	32,965,792
Sulzer AG Registered	104,704	11,756,709
Swatch Group AG (The) Bearer	137,046	61,494,437
Swatch Group AG (The) Registered	227,414	20,061,658
Swiss Life Holding AG Registered[b]	143,072	34,008,042
Swiss Prime Site AG Registered[b]	256,842	22,534,329
Swiss Re AG	1,582,806	140,389,773
Swisscom AG Registered	106,926	63,568,985
Syngenta AG Registered	417,162	139,989,041
Transocean Ltd.[a]	1,630,998	29,124,343
UBS Group AGb	16,218,114	326,474,149
Zurich Insurance Group AGb	668,664	206,687,047

		5,500,289,278
UNITED KINGDOM — 20.11%
3i Group PLC	4,316,942	33,601,513
Aberdeen Asset Management PLC	4,081,260	29,797,681

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

Admiral Group PLC	871,974	$20,877,292
Aggreko PLC	1,130,288	28,677,373
Amec Foster Wheeler PLC	1,615,938	22,796,625
Anglo American PLC	6,191,166	105,132,720
Antofagasta PLC	1,786,116	21,450,717
ARM Holdings PLC	6,246,888	106,942,932
Ashtead Group PLC	2,216,832	38,359,625
Associated British Foods PLC	1,576,782	69,228,523
AstraZeneca PLC	5,599,308	386,911,938
Aviva PLC	17,721,936	143,524,140
Babcock International Group PLC	1,102,023	17,087,755
BAE Systems PLC	13,959,861	108,980,296
Barclays PLC	72,763,896	285,476,218
BG Group PLC	15,084,586	274,118,104
BHP Billiton PLC	9,365,814	224,673,374
BP PLC	80,676,420	582,827,513
British American Tobacco PLC	8,272,458	456,703,693
British Land Co. PLC (The)	4,225,836	54,062,989
BT Group PLC	36,094,302	252,795,012
Bunzl PLC	1,452,548	41,050,211
Burberry Group PLC	1,980,390	53,076,268
Capita PLC	2,899,062	50,966,722
Carnival PLC	811,540	37,276,834
Centrica PLC	22,335,486	87,663,635
Cobham PLC	4,990,884	22,779,128
Coca-Cola HBC AGb	865,083	18,332,649
Compass Group PLC	7,405,002	131,662,384
Croda International PLC	608,424	26,507,122
Diageo PLC	11,145,906	310,282,220
Direct Line Insurance Group PLC	6,594,774	32,339,246
Dixons Carphone PLC	4,349,328	28,359,487
easyJet PLC	708,162	19,730,296
Experian PLC	4,383,966	78,688,849
Fresnillo PLC	996,972	11,023,435
G4S PLC	6,892,962	31,036,782
GKN PLC	7,454,700	40,244,960
GlaxoSmithKline PLC	21,558,390	501,751,613
Glencore PLC[b]	49,277,826	234,945,161
Hammerson PLC	3,400,548	34,960,546
Hargreaves Lansdown PLC	1,054,200	19,926,513
HSBC Holdings PLC	85,022,736	846,798,876
ICAP PLC	2,475,263	21,168,481
IMI PLC	1,194,599	22,984,214
Imperial Tobacco Group PLC	4,246,920	208,324,399
Inmarsat PLC	1,912,620	29,568,538
InterContinental Hotels Group PLC	1,046,670	45,101,497
Intertek Group PLC	707,931	28,416,284
Intu Properties PLC	3,927,648	20,702,837
Investec PLC	2,454,347	23,573,233
ITV PLC	16,994,594	66,231,291
J Sainsbury PLC[a]	5,567,682	23,281,242
Johnson Matthey PLC	915,648	47,068,228
Kingfisher PLC	10,526,940	56,830,761
Land Securities Group PLC	3,471,330	66,628,727
Legal & General Group PLC	26,308,644	105,117,491
Lloyds Banking Group PLC	252,590,838	300,365,117
London Stock Exchange Group PLC	1,379,496	54,037,277
Marks & Spencer Group PLC	7,267,956	61,820,582
Meggitt PLC	3,530,120	28,752,030
Melrose Industries PLC	4,401,687	17,959,195
Merlin Entertainments PLC[d]	3,034,590	20,351,102
National Grid PLC	16,709,070	225,706,636
Next PLC	683,724	77,227,387
Old Mutual PLC	21,853,566	78,887,557

Security	Shares	Value

Pearson PLC	3,643,014	$73,898,895
Persimmon PLC[b]	1,378,000	35,999,902
Petrofac Ltd.	1,160,547	15,587,531
Prudential PLC	11,364,276	284,489,363
Randgold Resources Ltd.	391,560	29,869,866
Reckitt Benckiser Group PLC	2,874,954	257,397,637
Reed Elsevier PLC	5,081,244	84,489,062
Rexam PLC	3,078,832	27,418,432
Rio Tinto PLC	5,641,476	250,116,152
Rolls-Royce Holdings PLC	1,171,585,920	1,800,434
Rolls-Royce Holdings PLC[b]	8,346,252	134,161,020
Royal Bank of Scotland Group PLC[b]	11,139,882	57,948,532
Royal Dutch Shell PLC Class A	17,403,674	550,815,194
Royal Dutch Shell PLC Class B	10,760,328	346,345,102
Royal Mail PLC	2,870,436	20,630,911
RSA Insurance Group PLC	4,486,898	29,484,045
SABMiller PLC	4,292,100	228,415,462
Sage Group PLC (The)	4,880,946	36,453,854
Schroders PLC	545,172	27,203,138
SEGRO PLC	3,230,370	21,296,721
Severn Trent PLC	1,069,918	34,939,172
Shire PLC	2,615,922	214,467,944
Sky PLC	4,594,806	76,047,695
Smith & Nephew PLC	3,954,756	67,885,347
Smiths Group PLC	1,740,119	30,618,761
Sports Direct International PLC[b]	1,198,776	11,403,334
SSE PLC	4,371,918	103,935,880
Standard Chartered PLC	10,944,102	179,956,312
Standard Life PLC	8,686,874	62,462,555
Tate & Lyle PLC	2,087,506	19,135,568
Tesco PLC	35,999,424	122,261,861
Travis Perkins PLC	1,086,463	34,694,742
TUI AG	1,990,932	37,418,473
Tullow Oil PLC	4,072,224	25,901,819
Unilever PLC	5,692,680	250,724,130
United Utilities Group PLC	3,049,650	45,506,392
Vodafone Group PLC	117,439,386	416,085,014
Weir Group PLC (The)	935,619	27,030,872
Whitbread PLC	799,686	64,579,606
William Hill PLC	3,869,646	21,479,400
Wm Morrison Supermarkets PLC	9,432,078	27,076,182
Wolseley PLC	1,162,954	69,199,198
WPP PLC	5,850,810	137,206,190

		12,147,370,776

TOTAL COMMON STOCKS (Cost: $53,321,741,574)		59,561,801,103

PREFERRED STOCKS — 0.63%

GERMANY — 0.63%
Bayerische Motoren Werke AG	242,466	22,243,690
Fuchs Petrolub SE	317,770	13,479,300
Henkel AG & Co. KGaA	781,614	91,262,264
Porsche Automobil Holding SE	683,724	65,352,326
Volkswagen AG	727,398	188,651,594

		380,989,174

TOTAL PREFERRED STOCKS (Cost: $251,614,234)		380,989,174

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2015

Security	Shares	Value

RIGHTS — 0.02%

ITALY — 0.00%
UnipolSai SpA Class Ab	3,986,308	$45
UnipolSai SpA Class Bb	3,986,308	44

		89
SPAIN — 0.02%
Banco Popular Espanol SAb	7,953,090	151,501
Banco Santander SAb	62,217,346	10,318,211

		10,469,712

TOTAL RIGHTS (Cost: $10,200,459)		10,469,801

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	552,357,671	552,357,671
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	31,028,982	31,028,982
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	20,944,542	20,944,542

		604,331,195

TOTAL SHORT-TERM INVESTMENTS (Cost: $604,331,195)		604,331,195

TOTAL INVESTMENTS IN SECURITIES — 100.24% (Cost: $54,187,887,462)		60,557,591,273
Other Assets, Less Liabilities — (0.24)%		(144,084,727)

NET ASSETS — 100.00%		$60,413,506,546

ADR	— American Depositary Receipts
SDR	— Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of April 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	518	Jun. 2015	Sydney Futures	$58,803,790	$(551,558)
Euro STOXX 50	3,421	Jun. 2015	NYSE LIFFE - London	136,775,752	(1,648,546)
FTSE 100 Index	1,037	Jun. 2015	ICE Futures Europe	110,421,208	3,140,639
TOPIX Index	722	Jun. 2015	Tokyo Stock	95,838,305	3,299,681

Net unrealized appreciation					$4,240,216

See accompanying notes to schedules of investments.

170

Schedule of Investments   (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.88%

AUSTRALIA — 7.07%
Alumina Ltd.	701,250	$854,556
Amcor Ltd./Australia	336,006	3,585,784
AMP Ltd.	819,720	4,163,808
APA Group	308,050	2,332,554
Asciano Ltd.	271,590	1,415,972
Aurizon Holdings Ltd.	592,020	2,264,735
BHP Billiton Ltd.	887,370	22,376,219
Boral Ltd.	215,226	1,074,578
Brambles Ltd.	431,508	3,686,011
Caltex Australia Ltd.	74,448	2,080,480
Cochlear Ltd.	15,774	1,040,503
Commonwealth Bank of Australia	291,126	20,406,827
Computershare Ltd.	129,822	1,260,508
Crown Resorts Ltd.	98,736	1,013,193
CSL Ltd.	131,208	9,415,547
Flight Centre Travel Group Ltd.	15,576	533,562
Goodman Group	482,130	2,376,750
Harvey Norman Holdings Ltd.	51,678	179,348
Healthscope Ltd.	309,078	692,350
Iluka Resources Ltd.	115,302	742,107
James Hardie Industries PLC	122,496	1,411,599
Macquarie Group Ltd.	80,784	4,968,121
Medibank Pvt Ltd.[a]	498,366	868,720
Newcrest Mining Ltd.[a]	212,520	2,422,183
Origin Energy Ltd.	305,778	3,072,663
Platinum Asset Management Ltd.	64,218	382,929
Qantas Airways Ltd.[a]	156,684	418,951
Ramsay Health Care Ltd.	36,432	1,798,570
REA Group Ltd.	14,520	540,909
Santos Ltd.	272,514	1,784,047
Seek Ltd.	89,562	1,147,933
Sonic Healthcare Ltd.	104,544	1,638,462
Suncorp Group Ltd.	230,076	2,380,011
Sydney Airport	297,132	1,263,216
Telstra Corp. Ltd.	1,201,266	5,902,915
TPG Telecom Ltd.	77,352	545,442
Transurban Group	498,762	3,902,513
Treasury Wine Estates Ltd.	179,652	789,272
Wesfarmers Ltd.	308,616	10,639,925
Woolworths Ltd.	348,282	8,098,374

		135,472,147
AUSTRIA — 0.19%
Andritz AG	20,130	1,177,458
Erste Group Bank AG	77,154	2,194,226
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,884	194,502

		3,566,186
BELGIUM — 2.05%
Anheuser-Busch InBev NV	222,156	27,109,226
Colruyt SA	11,946	564,759
KBC Groep NVa	68,970	4,550,501
Solvay SA	16,566	2,442,895
Telenet Group Holding NVa	14,586	875,076

Security	Shares	Value

UCB SA	35,046	$2,525,897
Umicore SA	26,004	1,292,742

		39,361,096
DENMARK — 2.99%
AP Moeller — Maersk A/S Class A	528	1,017,946
AP Moeller — Maersk A/S Class B	990	1,963,649
Carlsberg A/S Class B	29,766	2,712,907
Coloplast A/S Class B	30,624	2,501,420
Danske Bank A/S	180,708	5,128,200
DSV A/S	49,302	1,712,245
ISS A/S	32,472	1,096,539
Novo Nordisk A/S Class B	555,126	31,565,498
Novozymes A/S Class B	66,528	3,074,672
Pandora A/S	32,010	3,313,948
Vestas Wind Systems A/S	62,172	2,829,480
William Demant Holding A/Sa,b	6,006	493,286

		57,409,790
FINLAND — 0.70%
Kone OYJ Class B	86,922	3,746,995
Metso OYJ	11,154	317,840
Neste Oil OYJ	23,760	645,904
Nokia OYJ	1,035,408	7,013,568
Orion OYJ Class B	13,728	449,950
Wartsila OYJ Abp	26,334	1,209,851

		13,384,108
FRANCE — 8.38%
Accor SA	57,882	3,177,475
Aeroports de Paris	8,184	1,007,388
Air Liquide SA	95,353	12,479,822
Airbus Group NV	162,558	11,293,570
Alcatel-Lucent[a,b]	776,358	2,741,206
Alstom SAa	30,096	945,454
AtoS SE	22,176	1,735,725
Bollore SA	238,854	1,365,807
Bureau Veritas SA	72,072	1,697,985
Cap Gemini SA	20,130	1,793,255
Carrefour SA	152,064	5,246,471
Casino Guichard Perrachon SA	15,906	1,408,054
Christian Dior SE	15,114	2,963,798
Cie. de Saint-Gobain	63,162	2,880,590
Danone SA	160,446	11,598,107
Dassault Systemes	35,640	2,747,624
Edenred	56,628	1,516,880
Essilor International SA	56,496	6,884,591
Eurazeo SA	10,692	765,701
Groupe Eurotunnel SE Registered	130,152	2,084,809
Hermes International	7,288	2,752,542
Iliad SA	7,260	1,711,238
JCDecaux SA	18,150	717,727
Kering	7,392	1,367,126
L’Oreal SA	69,300	13,236,142
Lafarge SA	51,480	3,768,620
Legrand SA	73,392	4,246,842
LVMH Moet Hennessy Louis Vuitton SE	77,088	13,527,257
Natixis SA	131,934	1,091,936
Numericable-SFR SAS[a]	27,071	1,501,705
Pernod Ricard SA	58,872	7,322,560
Peugeot SAa	54,648	1,034,885

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2015

Security	Shares	Value

Publicis Groupe SA	51,876	$4,351,585
Remy Cointreau SA	6,600	496,912
Renault SA	26,598	2,804,593
Safran SA	80,454	5,882,465
SES SA	54,120	1,895,130
Societe BIC SA	7,854	1,342,562
Societe Generale SA	100,056	5,012,224
Sodexo SA	25,740	2,605,096
Technip SA	18,084	1,233,471
Thales SA	12,606	766,175
Valeo SA	21,120	3,391,340
Wendel SA	3,102	380,964
Zodiac Aerospace	51,744	1,900,061

		160,675,470
GERMANY — 8.27%
adidas AG	57,684	4,745,707
Bayer AG Registered	228,756	33,297,593
Bayerische Motoren Werke AG	32,010	3,805,680
Beiersdorf AG	27,522	2,404,269
Brenntag AG	42,966	2,592,638
Celesio AG	9,834	292,016
Commerzbank AGa	267,300	3,637,707
Continental AG	30,360	7,166,291
Daimler AG Registered	133,056	12,871,448
Deutsche Boerse AG	26,796	2,231,251
Deutsche Lufthansa AG Registered[a]	42,504	590,585
Deutsche Post AG Registered	266,574	8,828,358
Deutsche Wohnen AG Bearer	80,256	2,108,878
Fraport AG Frankfurt Airport Services Worldwide	9,900	628,000
Fresenius Medical Care AG & Co. KGaA	60,390	5,090,815
Fresenius SE & Co. KGaA	105,138	6,294,715
GEA Group AG	50,820	2,458,658
HeidelbergCement AG	25,608	1,975,653
Henkel AG & Co. KGaA	31,944	3,242,655
HUGO BOSS AG	18,436	2,276,562
Infineon Technologies AG	314,886	3,733,105
Kabel Deutschland Holding AGa	6,204	834,227
Lanxess AG	25,476	1,366,694
Linde AG	51,348	10,057,641
MAN SE	10,230	1,109,755
Merck KGaA	35,904	3,894,077
METRO AG	44,022	1,596,035
Osram Licht AG	8,844	467,362
QIAGEN NVa	64,680	1,566,594
RTL Group SAa	3,762	353,260
SAP SE	254,826	19,397,088
Symrise AG	33,990	2,074,245
ThyssenKrupp AG	124,014	3,315,678
United Internet AG Registered[c]	33,924	1,527,194
Volkswagen AG	2,640	672,410

		158,504,844
HONG KONG — 3.26%
AIA Group Ltd.	3,352,800	22,406,358
ASM Pacific Technology Ltd.[b]	68,600	768,206
Cathay Pacific Airways Ltd.	330,000	850,635
Galaxy Entertainment Group Ltd.	660,000	3,193,075
Henderson Land Development Co. Ltd.	151,000	1,213,665
Hong Kong & China Gas Co. Ltd.	1,741,131	4,155,632
Hong Kong Exchanges and Clearing Ltd.	282,900	10,825,250
Hutchison Whampoa Ltd.	594,000	8,751,579

Security	Shares	Value

Li & Fung Ltd.[b]	1,628,400	$1,661,772
MGM China Holdings Ltd.[b]	264,000	500,674
MTR Corp. Ltd.	404,500	1,993,498
Sands China Ltd.	672,800	2,755,901
Shangri-La Asia Ltd.	306,666	466,854
SJM Holdings Ltd.[b]	198,000	252,125
Techtronic Industries Co. Ltd.	396,000	1,407,507
WH Group Ltd.[a,d]	1,023,000	715,334
Wynn Macau Ltd.[b]	290,400	591,204

		62,509,269
IRELAND — 0.35%
Bank of Ireland[a]	7,630,920	2,950,035
Kerry Group PLC Class A	43,956	3,227,673
Ryanair Holdings PLC ADR	7,524	487,932

		6,665,640
ISRAEL — 0.53%
Bank Leumi le-Israel BMa	177,936	692,163
Delek Group Ltd.	396	110,381
Israel Chemicals Ltd.	123,222	862,662
Mizrahi Tefahot Bank Ltd.[a]	19,074	213,458
NICE-Systems Ltd.	15,972	970,192
Teva Pharmaceutical Industries Ltd.	118,929	7,264,156

		10,113,012
ITALY — 1.56%
Banca Monte dei Paschi di Siena SpA[a,b]	1,198,824	742,868
CNH Industrial NV	92,334	813,751
Finmeccanica SpA[a]	111,870	1,435,325
Intesa Sanpaolo SpA	3,508,758	11,858,123
Intesa Sanpaolo SpA RSP	82,896	253,402
Luxottica Group SpA	46,860	3,098,029
Pirelli & C. SpA	66,330	1,148,338
Prysmian SpA	56,628	1,161,217
Saipem SpA[a,b]	73,854	981,499
Tenaris SA	130,878	2,015,044
UniCredit SpA[b]	610,698	4,413,848
Unione di Banche Italiane SpA	238,590	1,906,220

		29,827,664
JAPAN — 21.35%
ABC-Mart Inc.	6,600	377,237
Acom Co. Ltd.[a]	118,800	397,092
Advantest Corp.	46,200	547,049
AEON Financial Service Co. Ltd.	13,200	338,080
Aeon Mall Co. Ltd.	31,510	589,809
Ajinomoto Co. Inc.	147,000	3,268,714
Amada Holdings Co Ltd.	99,000	1,004,312
ANA Holdings Inc.	330,000	914,966
Asahi Group Holdings Ltd.	105,600	3,402,196
Asahi Kasei Corp.	132,000	1,248,634
ASICS Corp.	46,200	1,185,209
Astellas Pharma Inc.	594,000	9,279,544
Bandai Namco Holdings Inc.	46,200	950,484
Benesse Holdings Inc.	13,200	413,638
Bridgestone Corp.	118,800	4,984,497
Brother Industries Ltd.	66,000	1,058,360
Calbee Inc.	19,800	807,420

172

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2015

Security	Shares	Value

Casio Computer Co. Ltd.[b]	52,800	$1,074,354
Chiyoda Corp.	25,000	227,083
Chubu Electric Power Co. Inc.	92,400	1,224,974
Chugai Pharmaceutical Co. Ltd.	59,400	1,814,214
COLOPL Inc.[b]	13,200	272,670
Dai-ichi Life Insurance Co. Ltd. (The)	297,000	4,899,123
Daicel Corp.	66,000	799,148
Daikin Industries Ltd.	66,000	4,469,491
Daito Trust Construction Co. Ltd.	19,800	2,312,234
Denso Corp.	132,000	6,578,491
Dentsu Inc.	59,400	2,769,717
Don Quijote Holdings Co. Ltd.	14,700	1,120,281
East Japan Railway Co.	46,200	4,090,323
FANUC Corp.	52,800	11,703,184
Fast Retailing Co. Ltd.	14,400	5,691,050
Fuji Electric Co. Ltd.	132,000	624,317
Fuji Heavy Industries Ltd.	165,000	5,548,947
Fujitsu Ltd.	528,000	3,499,704
GungHo Online Entertainment Inc.[b]	118,800	488,423
Hakuhodo DY Holdings Inc.	66,000	708,699
Hamamatsu Photonics KK	39,600	1,158,185
Hankyu Hanshin Holdings Inc.	132,000	798,596
Hikari Tsushin Inc.	6,600	441,213
Hino Motors Ltd.	72,600	952,469
Hirose Electric Co. Ltd.	7,545	1,064,257
Hitachi High-Technologies Corp.	19,800	577,438
Hitachi Ltd.	858,000	5,874,149
Hitachi Metals Ltd.	66,000	1,037,403
Hoya Corp.	118,800	4,607,260
Hulic Co. Ltd.	66,000	710,905
IHI Corp.	396,000	1,826,623
Isetan Mitsukoshi Holdings Ltd.	59,400	964,934
Isuzu Motors Ltd.	165,000	2,197,105
Japan Exchange Group Inc.	72,600	2,117,273
JGC Corp.	66,000	1,376,310
JTEKT Corp.	59,400	1,017,548
Kajima Corp.	198,000	948,057
Kakaku.com Inc.	39,600	615,162
Kansai Electric Power Co. Inc. (The)[a]	198,000	1,997,042
Kansai Paint Co. Ltd.	66,000	1,181,900
Kao Corp.	145,200	6,975,473
Kawasaki Heavy Industries Ltd.	396,000	2,045,024
KDDI Corp.	237,600	5,638,706
Keihan Electric Railway Co. Ltd.	132,000	765,505
Keikyu Corp.	132,000	1,051,191
Keio Corp.	132,059	1,021,865
Keisei Electric Railway Co. Ltd.	66,000	783,705
Keyence Corp.	13,287	7,137,030
Kikkoman Corp.	38,000	1,090,750
Kintetsu Group Holdings Co. Ltd.	528,000	1,875,157
Koito Manufacturing Co. Ltd.	26,400	930,960
Komatsu Ltd.	257,400	5,207,365
Konami Corp.	19,800	365,490
Konica Minolta Inc.	125,400	1,392,635
Kubota Corp.	330,000	5,174,605
Kurita Water Industries Ltd.	6,600	172,073
Kyushu Electric Power Co. Inc.[a]	118,800	1,267,716
Lawson Inc.	19,800	1,426,222
LIXIL Group Corp.	26,400	552,178
M3 Inc.	52,800	999,789
Mabuchi Motor Co. Ltd.	13,200	790,875
Makita Corp.	33,000	1,662,823
Mazda Motor Corp.	151,800	2,985,387
McDonald’s Holdings Co. Japan Ltd.[b]	13,200	286,237

Security	Shares	Value

MEIJI Holdings Co. Ltd.	16,600	$1,903,167
Minebea Co. Ltd.	79,000	1,220,615
Miraca Holdings Inc.	6,600	331,462
Mitsubishi Chemical Holdings Corp.	237,600	1,483,734
Mitsubishi Electric Corp.	528,000	6,900,577
Mitsubishi Estate Co. Ltd.	223,000	5,260,542
Mitsubishi Gas Chemical Co. Inc.	66,000	370,619
Mitsubishi Heavy Industries Ltd.	396,000	2,209,486
Mitsubishi Logistics Corp.	30,000	465,029
Mitsui Chemicals Inc.	198,000	656,856
Mitsui Fudosan Co. Ltd.	166,500	4,955,208
Mixi Inc.[b]	13,200	521,183
Murata Manufacturing Co. Ltd.	54,700	7,756,823
Nabtesco Corp.	33,000	911,381
Nagoya Railroad Co. Ltd.	132,000	522,838
NEC Corp.	413,000	1,387,365
Nexon Co. Ltd.	33,000	419,980
NGK Insulators Ltd.	66,000	1,491,301
NGK Spark Plug Co. Ltd.	50,200	1,413,671
NH Foods Ltd.	66,000	1,442,768
Nidec Corp.	59,400	4,447,430
Nintendo Co. Ltd.	14,000	2,377,204
Nippon Paint Holdings Co. Ltd.	39,600	1,333,567
Nippon Yusen KK	198,000	625,420
Nissin Foods Holdings Co. Ltd.	6,600	316,571
Nitori Holdings Co. Ltd.	19,800	1,525,495
Nitto Denko Corp.	40,400	2,598,469
NOK Corp.	26,400	837,202
Nomura Research Institute Ltd.	33,000	1,308,473
NSK Ltd.	132,000	2,080,321
NTT Data Corp.	33,000	1,483,580
NTT Urban Development Corp.	13,200	138,651
Obayashi Corp.	198,000	1,328,604
Odakyu Electric Railway Co. Ltd.	198,000	1,997,042
Olympus Corp.[a]	66,000	2,393,582
Omron Corp.	59,400	2,739,935
Ono Pharmaceutical Co. Ltd.	21,700	2,351,876
Oracle Corp. Japan	13,200	603,359
Oriental Land Co. Ltd./Japan	56,400	3,821,269
Otsuka Corp.	13,200	609,977
Panasonic Corp.	613,800	8,842,577
Park24 Co. Ltd.	26,400	527,912
Rakuten Inc.	224,400	3,931,266
Recruit Holdings Co. Ltd.	39,600	1,336,876
Rinnai Corp.	10,000	762,096
Rohm Co. Ltd.	13,200	919,930
Sanrio Co. Ltd.[b]	13,200	355,177
Santen Pharmaceutical Co. Ltd.	99,000	1,307,922
Secom Co. Ltd.	59,400	4,215,132
Seibu Holdings Inc.[b]	33,000	958,260
Seiko Epson Corp.	72,600	1,274,610
Sekisui Chemical Co. Ltd.	66,000	885,184
Seven & I Holdings Co. Ltd.	138,600	5,993,607
Seven Bank Ltd.	165,000	892,078
Sharp Corp./Japan[a,b]	396,000	860,366
Shikoku Electric Power Co. Inc.	46,200	628,508
Shimadzu Corp.	66,000	776,535
Shimano Inc.	20,300	2,902,423
Shimizu Corp.	132,000	954,124
Shin-Etsu Chemical Co. Ltd.	112,200	6,895,889
Shinsei Bank Ltd.	462,000	949,712
Shionogi & Co. Ltd.	39,600	1,305,440
Shiseido Co. Ltd.	66,000	1,192,655
Showa Shell Sekiyu KK	19,800	191,597

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2015

Security	Shares	Value

SMC Corp./Japan	14,800	$4,474,505
SoftBank Corp.	264,000	16,556,530
Sompo Japan Nipponkoa Holdings Inc.	92,400	3,034,445
Sony Corp.[a]	316,800	9,648,012
Sony Financial Holdings Inc.	46,249	834,778
Stanley Electric Co. Ltd.	13,200	298,150
Sumitomo Chemical Co. Ltd.	198,000	1,116,821
Sumitomo Dainippon Pharma Co. Ltd.	46,200	520,797
Sumitomo Electric Industries Ltd.	138,600	1,966,598
Sumitomo Heavy Industries Ltd.	66,000	413,638
Sumitomo Realty & Development Co. Ltd.	96,000	3,723,841
Suntory Beverage & Food Ltd.	26,400	1,127,300
Suruga Bank Ltd.	52,800	1,170,980
Suzuki Motor Corp.	99,000	3,211,895
Sysmex Corp.	39,600	2,197,242
Taiheiyo Cement Corp.	330,000	1,042,367
Taisei Corp.	198,000	1,149,912
Taiyo Nippon Sanso Corp.	26,400	342,161
TDK Corp.	19,800	1,431,186
Teijin Ltd.	264,000	897,869
Terumo Corp.	85,800	2,215,442
THK Co. Ltd.	33,000	838,305
Tobu Railway Co. Ltd.	132,000	629,832
Toho Co. Ltd./Tokyo	33,000	822,036
Toho Gas Co. Ltd.	132,000	801,905
Tokyo Electron Ltd.	46,200	2,548,007
Tokyo Gas Co. Ltd.	660,000	3,819,253
Tokyu Corp.	132,000	881,324
Toray Industries Inc.	396,000	3,446,428
Toshiba Corp.	1,122,000	4,511,627
TOTO Ltd.	66,000	937,578
Toyo Suisan Kaisha Ltd.	6,600	231,085
Toyota Industries Corp.	19,800	1,128,403
Toyota Motor Corp.	264,000	18,438,305
Trend Micro Inc./Japan	19,800	672,575
Unicharm Corp.	105,600	2,661,399
USS Co. Ltd.	59,400	1,050,308
Yahoo Japan Corp.	402,600	1,651,848
Yakult Honsha Co. Ltd.	26,400	1,661,168
Yamaha Motor Co. Ltd.	72,600	1,717,478
Yamato Holdings Co. Ltd.	99,000	2,224,543
Yamato Kogyo Co. Ltd.	13,200	312,269
Yamazaki Baking Co. Ltd.	15,000	267,862
Yaskawa Electric Corp.	66,000	915,518
Yokogawa Electric Corp.	59,400	695,904

		409,388,195
NETHERLANDS — 3.34%
Altice SAa	12,078	1,277,339
ASML Holding NV	97,020	10,513,900
Fiat Chrysler Automobiles NVa	248,094	3,711,323
Gemalto NVb	21,846	2,034,249
Heineken Holding NV	27,456	1,914,865
Heineken NV	63,360	4,995,422
ING Groep NV CVA[a]	534,930	8,268,940
Koninklijke KPN NV	447,480	1,659,211
Koninklijke Vopak NV	12,210	640,861
NN Group NVa	27,060	788,677
OCI NVa	24,024	716,209
Randstad Holding NV	35,112	2,097,075
Reed Elsevier NV	192,456	4,644,164
TNT Express NV	120,083	1,025,340

Security	Shares	Value

Unilever NV CVA	450,186	$19,706,568

		63,994,143
NEW ZEALAND — 0.14%
Auckland International Airport Ltd.	262,218	920,339
Fletcher Building Ltd.	191,268	1,210,118
Ryman Healthcare Ltd.	104,742	649,925

		2,780,382
NORWAY — 0.09%
Norsk Hydro ASA	373,230	1,762,757

		1,762,757
PORTUGAL — 0.18%
Banco Comercial Portugues SA Registered[a]	9,813,276	979,767
Galp Energia SGPS SA	106,986	1,461,376
Jeronimo Martins SGPS SAb	68,970	1,006,628

		3,447,771
SINGAPORE — 1.46%
CapitaLand Ltd.	726,000	2,022,528
City Developments Ltd.	118,800	957,001
ComfortDelGro Corp. Ltd.	554,400	1,284,971
DBS Group Holdings Ltd.	316,800	5,044,213
Genting Singapore PLC	1,716,000	1,327,923
Global Logistic Properties Ltd.	877,800	1,822,468
Golden Agri-Resources Ltd.	726,000	230,206
Jardine Cycle & Carriage Ltd.	28,800	878,644
Keppel Corp. Ltd.	138,600	912,455
Noble Group Ltd.	1,227,681	801,739
SembCorp Industries Ltd.	264,000	900,895
Sembcorp Marine Ltd[b]	132,000	295,980
Singapore Airlines Ltd.	145,200	1,337,390
Singapore Exchange Ltd.	221,600	1,425,414
Singapore Press Holdings Ltd.[b]	141,000	446,031
Singapore Technologies Engineering Ltd.	462,000	1,262,648
StarHub Ltd.	151,800	484,779
United Overseas Bank Ltd.	355,600	6,574,794

		28,010,079
SPAIN — 2.62%
Abertis Infraestructuras SA	54,450	1,004,595
Aena SAa,d	16,566	1,557,624
Amadeus IT Holding SA Class A	60,852	2,784,104
Banco Bilbao Vizcaya Argentaria SA	1,747,718	17,625,647
Banco de Sabadell SA	1,205,622	3,238,250
Banco Popular Espanol SA	497,792	2,603,814
Bankia SAa	1,275,516	1,782,311
Bankinter SA	186,318	1,414,266
CaixaBank SA	637,667	3,205,416
Distribuidora Internacional de Alimentacion SA	170,940	1,374,540
Grifols SA	41,448	1,766,983
Inditex SA	301,026	9,672,497
International Consolidated Airlines Group SAa	233,178	1,954,431
Zardoya Otis SA	16,500	212,809

		50,197,287

174

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2015

Security	Shares	Value

SWEDEN — 3.31%
Alfa Laval AB	87,120	$1,625,476
Assa Abloy AB Class B	92,334	5,361,782
Atlas Copco AB Class Aa	186,978	5,833,021
Atlas Copco AB Class Ba	106,854	2,973,872
Boliden AB	75,834	1,651,931
Electrolux AB Class B	42,636	1,278,005
Elekta AB Class Bb	102,366	956,193
Getinge AB Class B	55,704	1,355,518
Hennes & Mauritz AB Class B	262,020	10,427,018
Hexagon AB Class B	71,412	2,649,403
Husqvarna AB Class B	112,596	833,985
ICA Gruppen AB	21,318	790,648
Investor AB Class B	127,644	5,200,320
Lundin Petroleum ABa,b	58,542	946,448
Millicom International Cellular SA SDR	18,084	1,409,843
SKF AB Class B	109,758	2,681,400
Svenska Cellulosa AB SCA Class B	55,902	1,415,232
Swedish Match AB	36,300	1,116,341
Telefonaktiebolaget LM Ericsson Class B	842,358	9,225,199
Volvo AB Class B	424,776	5,839,789

		63,571,424
SWITZERLAND — 14.15%
ABB Ltd. Registered[a]	608,058	13,356,637
Actelion Ltd. Registered[a]	28,314	3,747,397
Aryzta AGa	15,510	1,047,906
Barry Callebaut AG Registered[a]	594	719,597
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	264	1,448,351
Chocoladefabriken Lindt & Sprungli AG Registered	27	1,736,744
Cie. Financiere Richemont SA Class A Registered	144,078	12,863,833
EMS-Chemie Holding AG Registered	2,244	943,682
Geberit AG Registered	10,560	3,756,695
Givaudan SA Registered[a]	2,574	4,840,845
Holcim Ltd. Registered[a]	63,096	5,091,320
Julius Baer Group Ltd.[a]	62,106	3,273,342
Kuehne + Nagel International AG Registered	14,652	2,198,816
Lonza Group AG Registered[a]	14,850	2,109,654
Nestle SA Registered	578,622	45,022,461
Novartis AG Registered	636,108	65,620,491
Partners Group Holding AG	4,884	1,535,210
Roche Holding AG	194,304	55,870,955
Schindler Holding AG Participation Certificates	12,540	2,130,823
Schindler Holding AG Registered	5,478	912,708
SGS SA Registered	1,518	2,948,831
Sika AG Bearer	594	2,045,303
Sonova Holding AG Registered	14,718	2,039,061
Swatch Group AG (The) Bearer	8,514	3,820,350
Swatch Group AG (The) Registered	13,464	1,187,746
Swiss Prime Site AG Registered[a]	7,800	684,342
Swisscom AG Registered	2,244	1,334,089
Syngenta AG Registered	25,654	8,608,835
UBS Group AGa	1,012,044	20,372,665

		271,268,689
UNITED KINGDOM — 16.89%
Aberdeen Asset Management PLC	253,968	1,854,245
Aggreko PLC	71,166	1,805,605
Amec Foster Wheeler PLC	107,118	1,511,153
ARM Holdings PLC	387,552	6,634,655

Security	Shares	Value

Ashtead Group PLC	139,194	$2,408,586
Associated British Foods PLC	98,274	4,314,714
Babcock International Group PLC	69,742	1,081,406
BG Group PLC	944,262	17,159,192
British American Tobacco PLC	514,536	28,406,369
BT Group PLC	1,125,432	7,882,230
Bunzl PLC	92,862	2,624,357
Burberry Group PLC	122,430	3,281,236
Capita PLC	182,094	3,201,289
Carnival PLC	51,084	2,346,464
Cobham PLC	108,108	493,421
Coca-Cola HBC AGa	27,492	582,604
Compass Group PLC	462,865	8,229,830
Croda International PLC	38,082	1,659,113
Diageo PLC	693,594	19,308,425
Dixons Carphone PLC	270,072	1,760,985
easyJet PLC	44,154	1,230,187
Experian PLC	273,900	4,916,296
Fresnillo PLC	60,060	664,078
G4S PLC	277,200	1,248,142
GlaxoSmithKline PLC	1,343,826	31,276,309
Glencore PLC[a]	3,072,960	14,651,155
Hargreaves Lansdown PLC	66,264	1,252,524
IMI PLC	74,949	1,442,027
Inmarsat PLC	118,074	1,825,389
InterContinental Hotels Group PLC	65,023	2,801,871
Intertek Group PLC	43,956	1,764,390
ITV PLC	1,057,188	4,120,071
Johnson Matthey PLC	56,892	2,924,492
London Stock Exchange Group PLC	87,120	3,412,643
Meggitt PLC	222,156	1,809,410
Melrose Industries PLC	142,182	580,113
Merlin Entertainments PLC[d]	195,628	1,311,955
Next PLC	42,306	4,778,510
Persimmon PLC[a]	56,100	1,465,598
Petrofac Ltd.	36,300	487,552
Prudential PLC	708,576	17,738,247
Randgold Resources Ltd.	24,090	1,837,688
Reckitt Benckiser Group PLC	178,332	15,966,250
Reed Elsevier PLC	314,820	5,234,712
Royal Bank of Scotland Group PLC[a]	699,006	3,636,158
Royal Mail PLC	177,804	1,277,945
RSA Insurance Group PLC	182,556	1,199,601
SABMiller PLC	266,970	14,207,515
Sage Group PLC (The)	298,716	2,230,992
Schroders PLC	34,584	1,725,682
Severn Trent PLC	22,836	745,731
Shire PLC	163,284	13,386,937
Sky PLC	284,988	4,716,778
Smith & Nephew PLC	247,698	4,251,859
Smiths Group PLC	108,702	1,912,697
Sports Direct International PLC[a]	74,514	708,813
Travis Perkins PLC	68,640	2,191,927
TUI AG	125,400	2,356,824
Tullow Oil PLC	253,704	1,613,712
Unilever PLC	354,090	15,595,275
Weir Group PLC (The)	59,400	1,716,119
Whitbread PLC	49,698	4,013,422
William Hill PLC	123,024	682,874

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2015

Security	Shares	Value

Wolseley PLC	73,986	$4,402,386

		323,858,735

TOTAL COMMON STOCKS (Cost: $1,434,368,472)		1,895,768,688

PREFERRED STOCKS — 0.56%

GERMANY — 0.56%
Fuchs Petrolub SE	19,404	823,087
Henkel AG & Co. KGaA	49,434	5,771,978
Volkswagen AG	16,104	4,176,593

		10,771,658

TOTAL PREFERRED STOCKS (Cost: $7,492,633)		10,771,658

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Popular Espanol SAa	490,250	9,339

		9,339

TOTAL RIGHTS (Cost: $9,442)		9,339

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[e,f,g]	21,703,627	21,703,627
BlackRock Cash Funds: Prime, SL Agency Shares 0.17%[e,f,g]	1,219,212	1,219,212
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[e,f]	674,344	674,344

		23,597,183

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,597,183)		23,597,183

TOTAL INVESTMENTS IN SECURITIES — 100.67% (Cost: $1,465,467,730)		1,930,146,868
Other Assets, Less Liabilities — (0.67)%		(12,847,100)

NET ASSETS — 100.00%		$1,917,299,768

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

176

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.40%

AUSTRALIA — 6.27%
AGL Energy Ltd.	778,012	$9,321,448
ASX Ltd.	42,360	1,408,292
Commonwealth Bank of Australia	259,102	18,162,066
CSL Ltd.	96,016	6,890,153
Federation Centres	1,649,216	3,837,416
GPT Group (The)	3,688,144	13,003,334
Healthscope Ltd.	2,093,996	4,690,655
Novion Property Group	5,077,552	9,892,149
Scentre Group	2,588,902	7,637,066
Stockland	2,398,282	8,398,902
Telstra Corp. Ltd.	5,975,231	29,361,759
Transurban Group	1,785,827	13,973,023
Westfield Corp.	1,618,152	12,061,198
Woolworths Ltd.	533,383	12,402,407

		151,039,868
BELGIUM — 0.77%
Belgacom SA	280,635	10,473,274
Colruyt SA	169,793	8,027,134

		18,500,408
DENMARK — 1.60%
Coloplast A/S Class B	102,370	8,361,754
Novo Nordisk A/S Class B	299,344	17,021,257
TDC A/S	682,702	5,197,146
Tryg A/S	72,365	7,850,407

		38,430,564
FINLAND — 0.19%
Elisa OYJ	68,129	2,083,372
Fortum OYJ	125,668	2,492,465

		4,575,837
FRANCE — 4.57%
Aeroports de Paris	99,899	12,296,808
Air Liquide SA	54,715	7,161,112
Danone SA	126,374	9,135,156
Dassault Systemes	125,668	9,688,228
Essilor International SA	31,064	3,785,453
Eutelsat Communications SA	129,904	4,524,126
L’Oreal SA	62,128	11,866,307
Sanofi	33,888	3,463,155
SCOR SE	394,654	14,208,833
SES SA	627,987	21,990,336
Sodexo SA	66,031	6,682,870
Vivendi SA	205,446	5,160,213

		109,962,597
GERMANY — 3.93%
Beiersdorf AG	133,787	11,687,374
Celesio AG	181,795	5,398,325

Security	Shares	Value

Fresenius Medical Care AG & Co. KGaA	301,815	$25,442,693
Fresenius SE & Co. KGaA	194,503	11,645,085
Kabel Deutschland Holding AGa	48,714	6,550,376
MAN SE	123,903	13,441,051
Merck KGaA	58,598	6,355,423
QIAGEN NVa	100,605	2,436,722
Telefonica Deutschland Holding AG	1,871,253	11,656,291

		94,613,340
HONG KONG — 8.61%
Bank of East Asia Ltd. (The)	635,400	2,762,555
BOC Hong Kong Holdings Ltd.	5,471,500	21,282,742
Cheung Kong Infrastructure Holdings Ltd.	2,118,000	17,979,835
CLP Holdings Ltd.	3,221,000	28,236,707
Hang Seng Bank Ltd.	1,976,800	38,586,512
HKT Trust & HKT Ltd.	3,883,349	5,200,411
Hong Kong & China Gas Co. Ltd.	2,189,384	5,225,496
Link REIT (The)	2,294,500	14,253,391
MTR Corp. Ltd.	4,992,748	24,605,765
Power Assets Holdings Ltd.	2,475,000	25,049,670
Sun Hung Kai Properties Ltd.	353,599	5,889,401
Swire Pacific Ltd. Class A	428,000	5,792,328
WH Group Ltd.[a,b,c]	12,002,000	8,392,411
Yue Yuen Industrial Holdings Ltd.	1,083,000	4,121,775

		207,378,999
IRELAND — 0.89%
Kerry Group PLC Class A	206,858	15,189,507
Ryanair Holdings PLC ADR	96,084	6,231,047

		21,420,554
ISRAEL — 1.72%
Bank Hapoalim BM	2,310,738	11,572,230
Bank Leumi le-Israel BMa	1,759,352	6,843,796
Bezeq The Israeli Telecommunication Corp. Ltd.	3,747,095	7,100,841
Mizrahi Tefahot Bank Ltd.[a]	485,022	5,427,908
NICE-Systems Ltd.	38,830	2,358,663
Teva Pharmaceutical Industries Ltd.	132,375	8,085,434

		41,388,872
ITALY — 0.05%
Snam SpA	229,450	1,197,105

		1,197,105
JAPAN — 27.93%
ABC-Mart Inc.	80,800	4,618,300
Ajinomoto Co. Inc.	353,000	7,849,361
ANA Holdings Inc.	3,883,000	10,766,102
Aozora Bank Ltd.	1,765,000	6,607,504
Asahi Group Holdings Ltd.	70,600	2,274,574
Astellas Pharma Inc.	710,000	11,091,711
Bank of Yokohama Ltd. (The)	2,118,000	13,514,705
Benesse Holdings Inc.	247,100	7,743,169
Calbee Inc.	35,300	1,439,492
Canon Inc.	388,300	13,897,292
Chiba Bank Ltd. (The)	706,000	5,828,762
Daiichi Sankyo Co. Ltd.	70,600	1,230,353
East Japan Railway Co.	176,500	15,626,452

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

Eisai Co. Ltd.	670,700	$45,015,981
Electric Power Development Co. Ltd.	70,600	2,383,421
FamilyMart Co. Ltd.	185,400	7,994,184
Japan Airlines Co. Ltd.	423,600	14,158,937
Japan Prime Realty Investment Corp.	2,824	10,159,037
Japan Real Estate Investment Corp.	2,824	13,356,597
Japan Retail Fund Investment Corp.	6,001	12,787,290
Japan Tobacco Inc.	70,600	2,484,303
Kamigumi Co. Ltd.	84,000	841,614
Kaneka Corp.	353,000	2,466,015
Kao Corp.	156,000	7,494,309
KDDI Corp.	211,800	5,026,423
Kyowa Hakko Kirin Co. Ltd.	483,000	7,087,390
Lawson Inc.	247,100	17,798,964
McDonald’s Holdings Co. Japan Ltd.[b]	247,100	5,358,273
Miraca Holdings Inc.	120,100	6,031,595
Mitsubishi Tanabe Pharma Corp.	811,900	13,806,439
Mizuho Financial Group Inc.	10,943,000	20,913,045
Nagoya Railroad Co. Ltd.	1,059,000	4,194,585
NH Foods Ltd.	97,000	2,120,431
Nippon Building Fund Inc.	1,416	7,040,361
Nippon Prologis REIT Inc.	5,295	11,459,890
Nippon Telegraph & Telephone Corp.	329,500	22,258,528
Nissin Foods Holdings Co. Ltd.	141,200	6,772,692
Nitori Holdings Co. Ltd.	221,800	17,088,627
Nomura Research Institute Ltd.	107,600	4,266,416
NTT DOCOMO Inc.	1,694,400	30,087,741
Oracle Corp. Japan	141,200	6,454,115
Oriental Land Co. Ltd./Japan	500,500	33,910,370
Osaka Gas Co. Ltd.	1,412,000	6,008,109
Otsuka Corp.	77,100	3,562,823
Otsuka Holdings Co. Ltd.	646,600	20,497,009
Park24 Co. Ltd.	317,700	6,352,938
Sankyo Co. Ltd.	152,000	5,760,174
Santen Pharmaceutical Co. Ltd.	353,000	4,663,600
Secom Co. Ltd.	141,200	10,019,808
Seven Bank Ltd.	297,600	1,608,985
Shimamura Co. Ltd.	73,700	7,365,689
Shionogi & Co. Ltd.	211,800	6,982,126
Suntory Beverage & Food Ltd.	317,700	13,566,032
Suzuken Co. Ltd./Aichi Japan	79,300	2,488,272
Takeda Pharmaceutical Co. Ltd.	603,700	31,060,256
Tobu Railway Co. Ltd.	1,059,000	5,052,971
Tokyo Gas Co. Ltd.	2,180,000	12,615,108
TonenGeneral Sekiyu KK	1,059,000	10,167,887
Toyo Suisan Kaisha Ltd.	105,900	3,707,872
Unicharm Corp.	317,700	8,006,879
United Urban Investment Corp.	8,825	14,033,571
USS Co. Ltd.	600,100	10,610,943
West Japan Railway Co.	469,100	26,032,365
Yamada Denki Co. Ltd.[b]	1,164,900	4,779,526
Yamato Holdings Co. Ltd.	353,000	7,931,955
Yamazaki Baking Co. Ltd.	359,000	6,410,821

		672,591,069
NETHERLANDS — 1.11%
Altice SAa	61,775	6,533,170
Unilever NV CVA	459,606	20,118,922

		26,652,092
NEW ZEALAND — 0.46%
Auckland International Airport Ltd.	2,467,470	8,660,386

Security	Shares	Value

Ryman Healthcare Ltd.	184,972	$1,147,752
Spark New Zealand Ltd.	582,097	1,316,244

		11,124,382
NORWAY — 0.52%
Statoil ASA	270,398	5,705,432
Telenor ASA	296,167	6,693,284

		12,398,716
SINGAPORE — 4.52%
DBS Group Holdings Ltd.	1,765,000	28,103,016
Oversea-Chinese Banking Corp. Ltd.[b]	2,824,099	22,771,037
Singapore Airlines Ltd.	1,870,900	17,232,252
Singapore Press Holdings Ltd.[b]	1,318,100	4,169,597
Singapore Telecommunications Ltd.	5,718,600	19,126,041
StarHub Ltd.	2,223,900	7,102,108
United Overseas Bank Ltd.	564,800	10,442,756

		108,946,807
SWITZERLAND — 14.04%
Barry Callebaut AG Registered[a]	8,119	9,835,697
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,835	10,067,136
Chocoladefabriken Lindt & Sprungli AG Registered	353	22,706,313
Givaudan SA Registered[a]	16,238	30,538,324
Kuehne + Nagel International AG Registered	166,263	24,950,985
Nestle SA Registered	452,193	35,185,046
Novartis AG Registered	356,177	36,742,990
Partners Group Holding AG	28,946	9,098,727
Roche Holding AG	113,666	32,683,979
Schindler Holding AG Registered	10,237	1,705,620
SGS SA Registered	6,707	13,028,861
Swiss Prime Site AG Registered[a]	184,296	16,169,422
Swiss Re AG	365,002	32,374,497
Swisscom AG Registered	55,421	32,948,551
Syngenta AG Registered	37,771	12,674,995
Zurich Insurance Group AGa	56,127	17,349,108

		338,060,251
UNITED KINGDOM — 22.22%
Admiral Group PLC	112,282	2,688,319
AstraZeneca PLC	293,696	20,294,381
Babcock International Group PLC	323,368	5,014,081
BP PLC	2,994,499	21,633,042
British American Tobacco PLC	405,244	22,372,604
BT Group PLC	1,792,887	12,556,910
Bunzl PLC	211,094	5,965,692
Capita PLC	263,338	4,629,592
Centrica PLC	4,983,301	19,558,754
Compass Group PLC	1,837,365	32,668,709
Diageo PLC	643,166	17,904,599
Direct Line Insurance Group PLC	1,740,996	8,537,442
Fresnillo PLC	214,977	2,376,982
G4S PLC	1,267,976	5,709,286
GlaxoSmithKline PLC	1,239,030	28,837,279
HSBC Holdings PLC	1,830,305	18,229,244
Imperial Tobacco Group PLC	289,813	14,216,213
Inmarsat PLC	693,645	10,723,546
J Sainsbury PLC[b]	1,161,370	4,856,264
Land Securities Group PLC	181,089	3,475,823

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

Marks & Spencer Group PLC	588,804	$5,008,314
Merlin Entertainments PLC[c]	278,870	1,870,207
National Grid PLC	2,257,082	30,488,734
Next PLC	141,906	16,028,441
Randgold Resources Ltd.	180,030	13,733,456
Reckitt Benckiser Group PLC	394,301	35,302,181
Reed Elsevier PLC	1,110,538	18,465,619
Rexam PLC	487,493	4,341,352
Royal Dutch Shell PLC Class A	353,000	11,172,225
Royal Dutch Shell PLC Class B	718,002	23,110,492
Sky PLC	1,580,381	26,156,563
Smith & Nephew PLC	738,829	12,682,366
SSE PLC	1,303,629	30,991,850
Unilever PLC	577,861	25,450,877
United Utilities Group PLC	98,134	1,464,340
Vodafone Group PLC	4,695,253	16,635,172

		535,150,951

TOTAL COMMON STOCKS
(Cost: $2,206,837,343)		2,393,432,412

SHORT-TERM INVESTMENTS — 0.82%

MONEY MARKET FUNDS — 0.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	14,376,233	14,376,233
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	807,592	807,592
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,519,014	4,519,014

		19,702,839

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,702,839)		19,702,839

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $2,226,540,182)		2,413,135,251
Other Assets, Less Liabilities — (0.22)%		(5,231,818)

NET ASSETS — 100.00%		$2,407,903,433

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

179

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.73%

AUSTRALIA — 5.89%
Abacus Property Group	554,140	$1,289,380
Adelaide Brighton Ltd.	1,229,472	4,383,252
AET&D Holdings No. 1 Pty Ltd. [a]	169,200	1
Ainsworth Game Technology Ltd.	315,792	697,427
Amcom Telecommunications Ltd.	553,824	1,004,706
Ansell Ltd.	378,864	7,796,447
APN News & Media Ltd.[a]	2,212,959	1,640,743
ARB Corp. Ltd.[b]	151,200	1,500,278
Ardent Leisure Group	1,087,344	1,702,420
Aristocrat Leisure Ltd.	1,254,960	8,235,549
Arrium Ltd.	6,551,280	904,281
Asaleo Care Ltd.	184,203	268,060
Astro Japan Property Group	442,463	1,846,171
Atlas Iron Ltd.[b]	2,175,690	205,929
Australian Agricultural Co. Ltd.[a]	1,400,602	1,789,654
Automotive Holdings Group Ltd.	458,784	1,545,167
Aveo Group	993,168	2,169,910
AWE Ltd.[a,b]	1,126,224	1,274,724
Beach Energy Ltd.	2,590,704	2,268,194
Billabong International Ltd.[a,b]	1,370,998	670,452
BlueScope Steel Ltd.	1,251,504	3,454,933
Bradken Ltd.	441,397	797,268
Breville Group Ltd.	205,632	1,248,880
BT Investment Management Ltd.	131,328	989,236
BWP Trust	1,176,768	2,821,654
Cabcharge Australia Ltd.	313,632	1,120,619
Cardno Ltd.[b]	357,264	975,000
carsales.com Ltd.	531,792	3,959,616
Challenger Ltd./Australia	1,261,008	7,031,963
Charter Hall Group	326,160	1,319,737
Charter Hall Retail REIT	785,808	2,671,364
Cover-More Group Ltd.	642,384	1,114,697
Credit Corp. Group Ltd.	143,424	1,298,683
Cromwell Property Group	3,217,536	2,804,304
CSR Ltd.	1,196,208	3,443,808
CuDeco Ltd.[a,b]	380,086	422,708
Decmil Group Ltd.	415,072	378,133
Domino’s Pizza Enterprises Ltd.	158,112	4,568,158
Downer EDI Ltd.	944,784	3,301,228
Drillsearch Energy Ltd.[a,b]	1,173,744	1,124,835
DUET Group	3,503,353	6,991,071
DuluxGroup Ltd.	870,048	4,343,964
Echo Entertainment Group Ltd.	1,785,456	6,393,583
Energy Resources of Australia Ltd.[a,b]	928,125	980,958
Energy World Corp. Ltd.[a,b]	2,424,972	832,023
Evolution Mining Ltd.	1,552,282	1,224,362
Fairfax Media Ltd.	4,576,476	3,772,131
FlexiGroup Ltd./Australia	588,816	1,583,701
G8 Education Ltd.	705,024	2,007,476
GDI Property Group	1,072,583	795,240
Genworth Mortgage Insurance Australia Ltd.	151,632	401,855
GrainCorp Ltd. Class A	485,568	3,795,448
Greencross Ltd.[b]	170,208	892,773
GUD Holdings Ltd.	233,280	1,460,957
GWA Group Ltd.	578,880	1,141,479
Hills Ltd.	672,445	360,666

Security	Shares	Value

Horizon Oil Ltd.[a,b]	3,535,090	$334,596
iiNET Ltd.[b]	398,304	3,122,773
IMF Bentham Ltd.	489,068	719,428
Independence Group NL	616,464	2,868,792
Investa Office Fund	1,601,856	4,700,085
Invocare Ltd.	263,088	2,782,718
IOOF Holdings Ltd.	657,072	5,224,116
Iress Ltd.	263,952	2,167,280
Jacana Minerals Ltd. [a]	52,407	—
JB Hi-Fi Ltd.[b]	245,376	3,791,454
Karoon Gas Australia Ltd.[a,b]	557,026	1,208,224
Liquefied Natural Gas Ltd.[a,b]	729,216	2,622,771
M2 Group Ltd.[b]	399,168	3,456,984
MACA Ltd.	606,528	430,559
Macquarie Atlas Roads Group	853,632	2,194,965
Magellan Financial Group Ltd.	257,904	4,060,298
Mayne Pharma Group Ltd.[a]	1,167,597	994,617
McMillan Shakespeare Ltd.	142,560	1,304,353
Mesoblast Ltd.[a,b]	398,736	1,132,211
Metals X Ltd.	952,211	1,104,053
Metcash Ltd.	2,048,544	2,140,920
Mineral Resources Ltd.	339,552	1,740,840
MMA Offshore Ltd.	991,008	547,160
Monadelphous Group Ltd.[b]	188,704	1,476,495
Mount Gibson Iron Ltd.	1,978,458	319,904
Myer Holdings Ltd.[b]	1,359,505	1,479,787
Navitas Ltd.	478,656	1,748,010
NEXTDC Ltd.[a]	580,176	1,098,273
Nine Entertainment Co. Holdings Ltd.	765,072	1,400,005
Northern Star Resources Ltd.	1,113,624	1,941,200
Nufarm Ltd./Australia	447,120	2,570,934
Orora Ltd.	2,409,264	4,199,678
OZ Minerals Ltd.	679,104	2,512,167
OzForex Group Ltd.	511,488	911,766
Pacific Brands Ltd.	3,063,109	1,050,972
Pact Group Holdings Ltd.	354,240	1,151,156
Paladin Energy Ltd.[a,b]	3,500,711	966,415
PanAust Ltd.	1,187,787	1,634,833
Perpetual Ltd.	96,336	4,115,348
Premier Investments Ltd.	219,888	2,219,989
Primary Health Care Ltd.	1,086,595	4,250,976
Programmed Maintenance Services Ltd.	426,199	941,260
Qube Holdings Ltd.	1,047,600	2,305,361
RCR Tomlinson Ltd.	315,488	466,577
Recall Holdings Ltd.	746,242	4,296,768
Regis Resources Ltd.[a,b]	838,512	830,027
Retail Food Group Ltd.	358,128	1,963,190
SAI Global Ltd.	526,778	1,641,210
Sandfire Resources NL	268,704	1,042,746
Senex Energy Ltd.[a,b]	2,510,352	801,916
Seven West Media Ltd.[b]	1,534,896	1,531,471
Seven West Media Ltd. New[a]	1,169,469	1,153,023
Shopping Centres Australasia Property Group	816,480	1,371,717
Sigma Pharmaceuticals Ltd.	3,715,043	2,549,309
Sims Metal Management Ltd.[b]	365,472	3,110,390
Sirius Resources NLa,b	654,480	1,497,041
Sirtex Medical Ltd.	139,031	2,330,290
SKILLED Group Ltd.	572,832	585,108
Slater & Gordon Ltd.	689,700	3,448,965
Southern Cross Media Group Ltd.	1,568,160	1,323,468
Spotless Group Holdings Ltd.	675,216	1,214,275
Steadfast Group Ltd.	1,692,144	2,015,364
STW Communications Group Ltd.	1,508,351	767,364
Sundance Energy Australia Ltd.[a,b]	1,338,768	638,852

180

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Super Retail Group Ltd.	350,352	$2,730,240
Syrah Resources Ltd.[a,b]	250,560	772,730
Tassal Group Ltd.	751,680	1,920,956
Technology One Ltd.	94,353	290,242
Ten Network Holdings Ltd.[a,b]	4,361,474	705,223
Tox Free Solutions Ltd.[b]	311,040	740,905
Transfield Services Ltd.[a]	1,137,024	1,295,916
Transpacific Industries Group Ltd.	3,743,712	2,258,932
UGL Ltd.[b]	432,000	594,591
UXC Ltd.	1,003,769	593,792
Veda Group Ltd.	675,216	1,219,600
Village Roadshow Ltd.	147,312	654,163
Virtus Health Ltd.	244,512	1,473,441
Vocation Ltd.	121,940	13,946
Western Areas Ltd.	481,680	1,401,923
Whitehaven Coal Ltd.[a,b]	1,683,965	2,191,575

		263,398,228
AUSTRIA — 1.02%
ams AG	158,544	8,672,623
Austria Technologie & Systemtechnik AG	36,013	572,628
BUWOG AGa	70,848	1,436,142
CA Immobilien Anlagen AGa	148,335	2,701,023
Conwert Immobilien Invest SEa,b	244,534	3,093,602
EVN AG	57,911	659,629
Kapsch TrafficCom AGa	5,752	129,230
Lenzing AG	19,008	1,289,679
Mayr Melnhof Karton AG	7,132	826,748
Oesterreichische Post AG	108,143	5,252,531
RHI AG	93,591	2,694,197
S IMMO AGa	626,268	5,847,102
Schoeller-Bleckmann Oilfield Equipment AG	36,088	2,547,619
UNIQA Insurance Group AG	243,648	2,399,844
Wienerberger AG	306,288	4,974,843
Zumtobel Group AG	92,735	2,540,182

		45,637,622
BELGIUM — 1.50%
Ackermans & van Haaren NV	86,832	10,605,655
AGFA-Gevaert NVa	529,253	1,327,256
Barco NV	45,360	3,059,854
Befimmo SA	46,656	3,221,517
BHF Kleinwort Benson Group[a]	272,592	1,298,175
bpost SA	118,368	3,392,198
Cie. d’Entreprises CFE	6,912	747,803
Cie. Maritime Belge SA	48,928	685,877
Cofinimmo SA	49,126	5,415,085
D’ieteren SA/NV	46,656	1,820,141
Econocom Group SA/NVb	142,992	1,250,272
Elia System Operator SA/NV	90,720	4,019,489
Euronav NVa	119,232	1,646,019
EVS Broadcast Equipment SA	36,288	1,414,852
Fagron	72,144	3,183,921
Galapagos NVa	94,667	3,985,392
Intervest Offices & Warehouses NV	66,246	1,851,345
KBC Ancora[a]	74,736	2,810,915
Melexis NV	27,648	1,706,741
Mobistar SAa	64,368	1,226,168
NV Bekaert SAb	86,400	2,517,687
Nyrstar NVa	774,144	3,036,134
Ontex Group NVa	27,216	808,930
Tessenderlo Chemie NVa	128,776	4,235,203

Security	Shares	Value

ThromboGenics NVa,b	76,518	$457,606
Warehouses De Pauw SCA	15,984	1,267,731

		66,991,966
DENMARK — 1.94%
ALK-Abello A/S	32,430	3,846,802
Alm Brand A/S	200,016	1,312,417
Amagerbanken A/Sa	130,550	—
Ambu A/S	22,896	603,341
Auriga Industries A/S Class Ba	44,496	2,137,946
Bang & Olufsen A/Sa,b	167,616	1,510,054
Bavarian Nordic A/Sa	70,416	3,319,914
Chr Hansen Holding A/S	232,416	11,254,378
D/S Norden A/Sa,b	53,136	1,067,507
FLSmidth & Co. A/Sb	117,504	5,026,560
Genmab A/Sa	98,928	7,634,984
GN Store Nord A/S	404,784	8,733,853
IC Group A/S	22,209	595,241
Jyske Bank A/S Registered[a]	149,040	7,308,778
Matas A/S	51,840	1,225,946
NKT Holding A/S	73,008	4,636,995
Rockwool International A/S Class B	15,120	2,002,378
Royal Unibrew A/S	25,488	4,883,287
Schouw & Co.	36,720	1,880,108
SimCorp A/S	116,640	4,028,108
Solar A/S Class B	17,736	872,153
Spar Nord Bank A/S	113,616	1,228,281
Sydbank A/S	172,368	6,478,035
Topdanmark A/Sa	178,416	5,347,122

		86,934,188
FINLAND — 1.34%
Amer Sports OYJ	282,960	7,096,044
Cargotec OYJ Class B	80,784	3,266,957
Caverion Corp.	289,440	2,850,878
Citycon OYJ[a]	1,078,596	3,497,748
Cramo OYJ	67,392	1,257,343
HKScan OYJ Class A	68,138	376,415
Huhtamaki OYJ	226,368	7,246,970
Kemira OYJ	146,016	1,713,083
Kesko OYJ Class B	125,712	5,157,125
Konecranes OYJ	119,232	3,879,901
Metsa Board OYJ	264,384	1,564,229
Outokumpu OYJ[a,b]	395,712	2,398,875
Outotec OYJ[b]	390,722	2,736,397
Ramirent OYJ	137,808	1,060,870
Sanoma OYJ	171,072	899,815
Sponda OYJ	309,312	1,350,352
Stockmann OYJ Abp Class Ba,b	46,788	373,027
Technopolis OYJ	267,294	1,228,017
Tieto OYJ	185,760	4,462,808
Uponor OYJ	190,944	2,946,261
Valmet OYJ	263,952	3,058,276
YIT OYJ	205,632	1,463,173

		59,884,564
FRANCE — 3.81%
Air France-KLM[a,b]	325,728	2,814,107
Albioma SA	85,459	1,784,029
Alten SA	45,792	2,236,443
Altran Technologies SA	417,211	4,540,883

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

APERAM SAa	109,855	$4,200,104
Belvedere SAa,b	83,376	1,644,315
Beneteau SA	141,908	2,226,210
Boiron SA	11,115	1,237,645
BOURBON SA	136,573	2,685,797
CGG SAa,b	367,632	2,606,820
Coface SAa	101,088	1,258,476
DBV Technologies SAa	24,192	1,243,189
Derichebourg SAa	454,035	1,417,939
Eiffage SA	85,968	5,244,283
Elior Participations SCA[c]	95,040	1,783,826
Etablissements Maurel et Prom[a]	247,536	2,316,093
Euler Hermes Group	24,624	2,690,261
Eurofins Scientific SE	23,057	6,503,052
Faurecia	143,424	6,811,049
GameLoft SEa	175,392	925,682
Gaztransport Et Technigaz SA	17,712	1,057,855
Genfit[a,b]	41,040	1,789,828
Groupe Fnac[a]	24,192	1,454,092
Haulotte Group SA	140,624	2,729,220
Havas SA	176,914	1,474,913
Ingenico	111,456	14,000,394
Innate Pharma SAa,b	105,408	1,848,499
Ipsen SA	60,912	3,499,430
IPSOS	79,920	2,355,279
Jacquet Metal Service	120,983	2,562,225
Korian-Medica	71,280	2,428,932
Mercialys SA	47,952	1,189,103
Metropole Television SA	98,064	2,043,872
Montupet	17,712	1,248,586
MPI	307,061	1,204,270
Neopost SA	75,168	3,618,078
Nexans SAa,b	86,832	3,404,999
Nexity SA	82,082	3,602,738
Orpea[b]	120,127	7,908,237
Parrot SAa	27,512	724,471
Plastic Omnium SA	141,264	3,942,296
Rubis SCA	69,552	4,725,289
Saft Groupe SA	99,155	3,955,449
Sartorius Stedim Biotech	6,912	1,759,331
SEB SA	67,958	6,299,155
Societe Television Francaise 1	264,816	4,633,588
SOITEC[a,b]	483,226	460,257
Solocal Group[a,b]	2,480,976	1,390,029
Sopra Steria Group	22,896	2,021,188
Tarkett SA	36,720	988,341
Technicolor SA Registered[a]	812,160	5,508,628
Teleperformance	140,832	10,565,331
UBISOFT Entertainment[a]	213,840	3,938,128
Vicat	23,760	1,709,810
Virbac SA	7,776	2,022,379

		170,234,423
GERMANY — 5.10%
Aareal Bank AG	108,864	4,708,719
AIXTRON SEa,b	270,432	1,796,074
alstria office REIT-AGa	133,920	1,899,811
Aurelius AG	39,744	1,914,343
Aurubis AG	92,016	5,849,346
Bechtle AG	26,352	1,943,286
Bertrandt AG	19,213	2,550,125
Bilfinger SEb	107,568	5,392,750
Borussia Dortmund GmbH & Co. KGaA	287,715	1,106,796

Security	Shares	Value

CANCOM SE	39,744	$1,655,371
Carl Zeiss Meditec AG Bearer	67,392	1,713,083
CENTROTEC Sustainable AG	41,472	663,845
CompuGroup Medical AG	50,838	1,453,216
CTS Eventim AG & Co. KGaA	98,928	3,378,268
Delticom AGb	20,736	465,411
Deutsche Euroshop AG	73,440	3,667,396
DEUTZ AG	293,232	1,422,756
Dialog Semiconductor PLC[a]	167,184	7,598,430
DMG MORI SEIKI AG	166,320	5,851,082
DO Deutsche Office AGa	215,071	1,021,349
Draegerwerk AG & Co. KGaA	8,768	771,654
Drillisch AG	107,136	4,966,519
Duerr AG	63,504	6,535,279
ElringKlinger AGb	99,792	2,755,851
Evotec AGa,b	220,752	920,440
Freenet AG	305,856	9,961,357
Gerresheimer AG	84,672	4,809,427
Gerry Weber International AG	55,728	1,829,980
Gesco AG	11,096	909,146
Grammer AG	9,072	350,968
Grand City Properties SAa	109,728	2,077,951
Heidelberger Druckmaschinen AGa,b	701,136	1,887,936
Indus Holding AG	36,720	1,927,923
Jenoptik AG	89,424	1,087,214
KION Group AG	66,096	2,961,814
Kloeckner & Co. SEa	271,451	2,620,158
Kontron AGa	302,220	1,708,841
Krones AG	27,648	3,059,680
KUKA AGb	85,968	6,144,019
KWS Saat SE	3,805	1,147,146
LEG Immobilien AGa	123,984	9,633,424
LEONI AG	80,784	5,211,380
LPKF Laser & Electronics AG	70,416	832,444
MLP AG	251,960	1,078,233
MorphoSys AGa,b	55,296	3,992,207
MTU Aero Engines AG	127,008	12,534,017
Nordex SEa	155,952	3,389,315
NORMA Group SE	73,008	3,892,886
PATRIZIA Immobilien AGa	114,048	2,251,774
Pfeiffer Vacuum Technology AG	22,032	2,058,235
QSC AGb	443,664	896,854
R Stahl AGb	13,934	622,364
Rational AG	6,480	2,283,999
Rheinmetall AG	106,272	5,479,608
RHOEN-KLINIKUM AG	235,934	6,534,048
SAF-Holland SA	118,368	1,799,887
Salzgitter AG	90,720	3,115,765
SGL Carbon SEa,b	106,272	1,733,254
SMA Solar Technology AGa,b	27,216	407,896
Software AG	167,969	4,880,483
STADA Arzneimittel AG	142,992	5,261,141
Stroeer Media SE	61,776	2,296,130
Suedzucker AGb	181,872	2,749,217
TAG Immobilien AGb	244,080	3,128,884
Takkt AG	57,024	1,039,305
Tom Tailor Holding AGa	55,296	685,918
Vossloh AG	32,909	2,077,972
Wacker Chemie AGb	38,448	4,808,052
Wacker Neuson SE	60,912	1,567,474
Wincor Nixdorf AG	83,376	3,172,313
Wirecard AG	279,155	12,327,728

182

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

XING AG	12,365	$2,049,936

		228,276,903
HONG KONG — 2.79%
Bonjour Holdings Ltd.[b]	4,666,000	421,383
Brightoil Petroleum Holdings Ltd.[a,b]	7,229,512	2,313,101
Cafe de Coral Holdings Ltd.[b]	1,728,000	6,487,399
Champion REIT	9,385,000	5,085,310
China LNG Group Ltd.[b]	8,640,000	2,452,281
China Public Procurement Ltd.[a,b]	22,464,000	739,028
Chow Sang Sang Holdings International Ltd.[b]	864,000	1,990,807
Citic Telecom International Holdings Ltd.	2,949,000	1,217,471
CK Life Sciences International Holdings Inc.	11,506,000	1,321,138
CSI Properties Ltd.[b]	25,210,000	1,024,512
Dah Sing Banking Group Ltd.	864,000	1,883,798
Dah Sing Financial Holdings Ltd.	172,800	1,216,109
Dickson Concepts International Ltd.	1,474,500	637,270
Emperor Watch & Jewellery Ltd.[b]	12,960,000	601,924
Esprit Holdings Ltd.[b]	4,542,300	4,313,080
FIH Mobile Ltd.[a,b]	5,945,000	3,175,309
G-Resources Group Ltd.[a,b]	71,387,400	2,348,527
GCL New Energy Holdings Ltd.[a,b]	3,456,000	468,163
Giordano International Ltd.	4,320,000	2,162,466
Global Brands Group Holding Ltd.[a]	13,350,000	2,738,497
Great Eagle Holdings Ltd.	432,000	1,596,769
Guotai Junan International Holdings Ltd.[b]	1,728,000	2,858,022
Haitong International Securities Group Ltd.	864,000	964,192
Hilong Holding Ltd.[b]	1,728,000	655,428
Hong Kong Television Network Ltd.[a]	1,728,000	700,015
Hopewell Holdings Ltd.	1,296,000	4,990,950
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	6,048,000	2,801,174
IGG Inc.[b]	1,296,000	1,130,279
IRC Ltd.[a]	3,456,000	236,311
IT Ltd.	864,000	352,237
Johnson Electric Holdings Ltd.	1,166,250	4,340,816
K Wah International Holdings Ltd.[b]	3,024,000	1,751,709
Kerry Logistics Network Ltd.	866,000	1,398,801
Lai Sun Development Co. Ltd.	56,057,665	1,504,292
Luk Fook Holdings International Ltd.[b]	864,000	2,708,656
Macau Legend Development Ltd.[a,b]	3,456,000	1,310,856
Man Wah Holdings Ltd.	1,382,400	1,797,745
Melco International Development Ltd.[b]	2,160,000	3,667,275
Midland Holdings Ltd.[a,b]	3,456,000	1,614,047
Newocean Energy Holdings Ltd.[b]	2,592,000	1,444,617
Orient Overseas International Ltd.	432,000	2,658,496
Pacific Basin Shipping Ltd.[b]	5,184,000	1,926,155
Pacific Textiles Holdings Ltd.[b]	864,000	1,199,388
Paradise Entertainment Ltd.[b]	1,728,000	497,144
Playmates Toys Ltd.[b]	1,728,000	376,760
Prosperity REIT	5,517,000	2,057,002
Sa Sa International Holdings Ltd.[b]	1,728,000	880,592
Samson Holding Ltd.	3,805,000	554,711
Shun Tak Holdings Ltd.	3,456,000	2,010,871
Singamas Container Holdings Ltd.[b]	4,186,000	793,872
SITC International Holdings Co. Ltd.	2,521,000	1,870,142
SmarTone Telecommunications Holdings Ltd.	839,000	1,532,707
SPT Energy Group Inc.[b]	1,728,000	390,136
Stella International Holdings Ltd.[b]	864,000	2,340,814
Summit Ascent Holdings Ltd.[a,b]	1,728,000	1,009,894
Television Broadcasts Ltd.	518,500	3,381,456
Texwinca Holdings Ltd.	1,728,000	1,678,698
Town Health International Medical Group Ltd.[b]	7,776,000	2,528,079
Trinity Ltd.[b]	3,456,000	757,978

Security	Shares	Value

Truly International Holdings Ltd.	2,592,000	$1,223,911
United Photovoltaics Group Ltd.[a,b]	7,776,000	1,193,815
Value Partners Group Ltd.[b]	1,728,000	3,210,259
VST Holdings Ltd.	2,856,000	1,127,492
VTech Holdings Ltd.[b]	432,000	6,013,662
Xinyi Glass Holdings Ltd.	4,320,000	2,887,004
Yunbo Digital Synergy Group Ltd.[a]	51,084	30,382

		124,553,184
IRELAND — 0.98%
C&C Group PLC	929,664	3,764,830
FBD Holdings PLC	145,260	1,566,672
Glanbia PLC	369,792	6,857,830
Hibernia REIT PLC	648,432	893,718
Kingspan Group PLC	261,792	5,198,180
Paddy Power PLC[a]	108,864	9,728,506
Smurfit Kappa Group PLC	513,648	15,744,668

		43,754,404
ISRAEL — 1.04%
Africa Israel Investments Ltd.[a,b]	82,944	77,947
Africa Israel Properties Ltd.	53,834	834,582
Airport City Ltd.[a]	146,616	1,548,579
AL-ROV Israel Ltd.[a]	21,391	627,258
Alony Hetz Properties & Investments Ltd.	166,752	1,325,799
Alrov Properties and Lodgings Ltd.[a]	23,254	452,887
Amot Investments Ltd.[b]	263,521	892,089
Bayside Land Corp.	2,521	831,895
Cellcom Israel Ltd.[a]	115,776	533,664
Clal Insurance Enterprises Holdings Ltd.[a]	16,217	269,290
Delek Automotive Systems Ltd.	49,248	597,787
Discount Investment Corp. Ltd. Registered[b]	142,649	254,928
Elbit Systems Ltd.	38,880	3,078,159
Electra Ltd./Israel	6,180	757,025
EZchip Semiconductor Ltd.[a]	56,319	1,103,991
Frutarom Industries Ltd.	119,664	5,094,655
Gazit-Globe Ltd.	136,944	1,811,837
Harel Insurance Investments & Financial Services Ltd.	171,072	799,174
Israel Discount Bank Ltd. Class Aa	1,311,552	2,305,518
Ituran Location and Control Ltd.	92,735	2,132,487
Jerusalem Economy Ltd.	51,074	195,503
Jerusalem Oil Exploration[a]	57,259	2,178,435
Matrix IT Ltd.	201,506	1,093,112
Melisron Ltd.[b]	60,682	2,327,530
Menorah Mivtachim Holdings Ltd.	60,481	600,458
Migdal Insurance & Financial Holding Ltd.[b]	82,512	100,028
Naphtha Israel Petroleum Corp. Ltd.[a]	291,949	1,657,030
Nitsba Holdings 1995 Ltd.[a]	71,838	1,217,814
Norstar Holdings Inc.	39,940	1,089,517
Oil Refineries Ltd.[a]	2,161,296	772,491
Osem Investments Ltd.	77,760	1,657,919
Partner Communications Co. Ltd.[a]	174,528	443,570
Paz Oil Co. Ltd.	8,640	1,319,770
Plasson Industries Ltd.[a]	28,384	1,022,582
Plus500 Ltd.[b]	116,640	1,345,245
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	32,481	1,320,660
Shikun & Binui Ltd.[b]	378,738	852,793
Shufersal Ltd.[b]	279,072	638,995
Strauss Group Ltd.[a,b]	75,168	1,337,297

		46,500,300

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

ITALY — 3.71%
A2A SpA	3,205,440	$3,706,795
ACEA SpA	69,120	931,752
Anima Holding SpA[a,c]	314,496	2,808,695
Ansaldo STS SpA	281,232	2,990,626
Autogrill SpA[a]	384,480	3,696,513
Azimut Holding SpA	233,750	6,888,720
Banca Carige SpA[a,b]	11,475,431	938,692
Banca Generali SpA	152,064	5,105,043
Banca Popolare dell’Emilia Romagna SCa	1,115,546	9,243,934
Banca Popolare di Milano Scarl[a]	9,511,344	9,869,248
Banca Popolare di Sondrio Scarl	1,111,104	5,077,304
Beni Stabili SpA SIIQ	3,642,377	2,997,836
Brembo SpA	61,776	2,471,264
Buzzi Unicem SpA	234,576	3,792,985
CIR-Compagnie Industriali Riunite SpA[a]	2,256,870	2,703,432
Credito Valtellinese SCa	2,676,672	3,359,266
Danieli & C Officine Meccaniche SpA	209,088	3,884,587
Davide Campari-Milano SpA	928,800	7,191,698
De’ Longhi	109,728	2,482,476
DiaSorin SpA[b]	61,776	2,818,764
Ei Towers SpA[a]	25,028	1,517,241
ERG SpA	191,081	2,747,106
FinecoBank Banca Fineco SpA	119,232	900,500
Gruppo Editoriale L’Espresso SpA[a,b]	798,136	1,046,391
Hera SpA	2,015,289	5,320,394
Interpump Group SpA	179,280	3,017,401
Iren SpA	859,680	1,265,795
Italcementi SpA	319,248	2,285,916
Juventus Football Club SpA[a]	4,310,496	1,468,358
Maire Tecnimont SpA[a,b]	359,856	1,080,674
MARR SpA	236,304	4,745,044
Mediaset SpA[a]	1,691,194	8,743,840
Mediolanum SpA	594,864	5,015,975
Moncler SpA	262,224	4,671,978
Piaggio & C SpA[b]	308,016	936,039
Recordati SpA	332,640	6,623,585
Reply SpA	26,917	2,880,456
Safilo Group SpA[a,b]	53,026	773,626
Salini Impregilo SpA[a]	246,240	1,081,071
Salvatore Ferragamo SpA	127,872	3,989,109
Saras SpA[a]	754,372	1,462,389
Societa Cattolica di Assicurazioni Scrl	436,495	3,727,052
Sogefi SpA[a,b]	285,984	953,046
Sorin SpA[a]	856,656	2,706,991
Tod’s SpA	31,968	2,944,547
Unipol Gruppo Finanziario SpA	593,780	3,124,531
World Duty Free SpA[a]	325,098	3,646,528
Yoox SpA[a,b]	129,168	4,081,645

		165,716,858
JAPAN — 29.31%
3-D Matrix Ltd.[a,b]	43,200	542,572
77 Bank Ltd. (The)	864,000	5,003,359
Accordia Golf Co. Ltd.	216,000	2,202,056
Achilles Corp.	864,000	1,133,517
Activia Properties Inc.	432	3,923,991
Adastria Holdings Co. Ltd.	58,640	1,781,202
ADEKA Corp.	259,200	3,666,964
Aderans Co. Ltd.	43,200	405,034
Advance Residence Investment Corp.	3,024	7,120,943

Security	Shares	Value

Adways Inc.[b]	43,200	$364,603
Aeon Delight Co. Ltd.	43,200	1,146,152
AEON REIT Investment Corp.[b]	1,296	1,787,997
Ai Holdings Corp.	216,000	3,956,480
Aica Kogyo Co. Ltd.	129,600	2,979,273
Aida Engineering Ltd.	172,800	1,975,352
Aiful Corp.[a,b]	691,200	2,396,992
Airport Facilities Co. Ltd.	129,600	736,425
Akebono Brake Industry Co. Ltd.	252,100	886,890
Alps Electric Co. Ltd.	388,800	9,704,568
Anritsu Corp.	302,400	2,178,230
Aoyama Trading Co. Ltd.	129,600	4,488,945
Arcs Co. Ltd.	43,200	907,897
Ardepro Co. Ltd.[a,b]	172,800	203,600
Asahi Diamond Industrial Co. Ltd.	172,800	2,132,745
Asahi Holdings Inc.	86,400	1,629,521
Asahi Intecc Co. Ltd.	43,200	2,667,736
Asatsu-DK Inc.	43,200	1,191,276
Ashikaga Holdings Co. Ltd.	86,400	361,715
ASKUL Corp.	43,200	1,011,502
Asukanet Co. Ltd.[b]	43,200	903,926
Autobacs Seven Co. Ltd.	172,800	2,700,226
Avex Group Holdings Inc.	86,400	1,336,395
Awa Bank Ltd. (The)	864,000	5,147,756
Azbil Corp.	216,000	5,703,685
Bank of Iwate Ltd. (The)	43,200	1,942,141
Bank of Nagoya Ltd. (The)	864,000	3,183,956
Benefit One Inc.	129,600	1,890,880
BIC Camera Inc.[b]	86,400	862,051
Broadleaf Co. Ltd.	86,400	1,349,391
Calsonic Kansei Corp.	432,000	3,147,857
Canon Marketing Japan Inc.	172,800	3,246,047
Capcom Co. Ltd.	172,800	3,234,495
Century Tokyo Leasing Corp.	129,600	4,115,317
Chiome Bioscience Inc.[a,b]	43,200	328,503
Clarion Co. Ltd.[b]	432,000	1,205,716
Coca-Cola East Japan Co. Ltd.	172,800	3,237,383
Coca-Cola West Co. Ltd.	43,200	688,052
Colowide Co. Ltd.	86,400	1,193,442
COMSYS Holdings Corp.	345,600	4,843,078
COOKPAD Inc.[b]	43,200	1,848,283
Cosmo Oil Co. Ltd.[a]	1,296,000	1,927,701
Cosmos Pharmaceutical Corp.[b]	18,000	2,417,147
CROOZ Inc.	43,200	1,101,028
CyberAgent Inc.	129,600	6,237,954
Daido Steel Co. Ltd.	396,000	1,896,114
Daifuku Co. Ltd.	302,400	4,060,807
Daihen Corp.	432,000	2,115,417
Daiichikosho Co. Ltd.	86,400	2,783,254
Daikokutenbussan Co. Ltd.	45,800	1,928,904
Daikyo Inc.	864,000	1,306,794
Daio Paper Corp.	432,000	4,577,388
Daiseki Co. Ltd.	86,400	1,545,049
Daishi Bank Ltd. (The)	1,296,000	4,905,891
Daiwa House REIT Investment Corp.	841	3,752,770
Daiwa House Residential Investment Corp.	1,728	3,767,320
Daiwa Office Investment Corp.	864	4,555,728
Daiwabo Holdings Co. Ltd.	864,000	1,443,971
DCM Holdings Co. Ltd.	259,200	2,163,790
Dena Co. Ltd.	129,600	2,592,650
Denki Kagaku Kogyo KK	864,000	3,537,729
DIC Corp.	1,728,000	5,256,054
Digital Garage Inc.	83,200	1,197,908
DISCO Corp.	86,400	7,912,961

184

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

DMG Mori Seiki Co. Ltd.	259,200	$4,269,100
Dowa Holdings Co. Ltd.	432,000	3,902,331
Dr. Ci:Labo Co. Ltd.	43,200	1,624,467
Duskin Co. Ltd.	259,200	4,448,874
Ebara Corp.	864,000	3,869,842
EDION Corp.	259,200	1,893,046
Euglena Co. Ltd.[a,b]	129,600	2,047,912
Exedy Corp.	129,600	3,203,449
Ezaki Glico Co. Ltd.	94,800	3,945,049
F@N Communications Inc.[b]	86,600	727,275
Frontier Real Estate Investment Corp.	864	4,223,615
Fudo Tetra Corp.	594,500	1,127,697
Fuji Machine Manufacturing Co. Ltd.	255,700	3,160,193
Fuji Oil Co. Ltd./Osaka	172,800	2,518,285
Fuji Seal International Inc.	43,200	1,294,159
Fuji Soft Inc.	86,400	1,760,923
Fujikura Ltd.	864,000	4,136,977
Fujimi Inc.	43,200	733,176
Fujitec Co. Ltd.	43,200	473,983
Fukuoka REIT Corp.	864	1,571,762
Funai Electric Co. Ltd.	43,200	511,888
Furukawa Electric Co. Ltd.	1,728,000	3,176,736
Fuso Pharmaceutical Industries Ltd.	432,000	1,122,687
Futaba Industrial Co. Ltd.	337,700	1,698,800
Fuyo General Lease Co. Ltd.	43,200	1,770,669
Gakken Holdings Co. Ltd.	432,000	913,312
Global One Real Estate Investment Corp.	864	3,035,949
Glory Ltd.	259,200	7,212,635
GLP J-REIT	4,752	4,876,290
GMO Internet Inc.	172,800	2,181,840
GNI Group Ltd.[a,b]	432,000	934,971
GS Yuasa Corp.	864,000	4,079,218
Gulliver International Co. Ltd.	172,800	1,348,669
Gunze Ltd.	432,000	1,166,007
Gurunavi Inc.	86,400	1,617,247
H2O Retailing Corp.	216,000	3,898,721
Hanwa Co. Ltd.	864,000	3,588,268
Happinet Corp.	43,200	498,892
Haseko Corp.	604,800	6,019,193
Hazama Ando Corp.	388,800	2,215,773
Heiwa Corp.	86,400	1,806,408
Heiwa Real Estate Co. Ltd.	172,800	2,358,005
Heiwa Real Estate REIT Inc.	2,160	1,743,595
Higo Bank Ltd. (The)	1,296,000	8,349,762
HIS Co. Ltd.	129,600	4,342,743
Hitachi Capital Corp.	129,600	2,953,282
Hitachi Zosen Corp.	432,000	2,393,382
Hogy Medical Co. Ltd.	86,400	4,158,636
Hokkaido Electric Power Co. Inc.[a]	432,000	3,988,970
Hokkoku Bank Ltd. (The)	1,296,000	4,710,955
Honeys Co. Ltd.	139,680	1,264,088
HORIBA Ltd.	86,400	3,266,984
Hoshizaki Electric Co. Ltd.	86,400	5,111,657
Hosiden Corp.	302,400	1,768,864
House Foods Group Inc.	259,200	5,289,265
Hulic Reit Inc.	1,728	2,698,782
Hyakugo Bank Ltd. (The)	1,296,000	6,389,571
Hyakujushi Bank Ltd. (The)	1,296,000	4,472,700
IBJ Leasing Co. Ltd.	43,200	971,070
Ichigo Group Holdings Co. Ltd.[b]	475,200	1,314,375
Iino Kaiun Kaisha Ltd.	380,500	2,009,493
Inabata & Co. Ltd.	259,200	2,731,271
Industrial & Infrastructure Fund Investment Corp.	838	4,040,495
Infomart Corp.	86,400	860,607

Security	Shares	Value

Internet Initiative Japan Inc.[b]	86,400	$1,463,465
Iriso Electronics Co. Ltd.	43,200	3,017,899
Iseki & Co. Ltd.	864,000	1,797,744
Ishihara Sangyo Kaisha Ltd.[a]	1,296,000	1,288,744
IT Holdings Corp.	216,000	4,297,618
Ito EN Ltd.	130,200	2,709,100
IwaiCosmo Holdings Inc.	129,600	1,753,342
Iwatani Corp.	432,000	2,934,871
Izumi Co. Ltd.	129,600	5,144,146
J Trust Co. Ltd.	172,800	1,778,972
Jaccs Co. Ltd.	432,000	2,277,864
Jafco Co. Ltd.	86,400	3,266,984
Japan Airport Terminal Co. Ltd.	172,800	9,804,563
Japan Aviation Electronics Industry Ltd.	105,000	2,532,214
Japan Communications Inc.[a,b]	259,200	963,851
Japan Digital Laboratory Co. Ltd.	259,200	3,944,207
Japan Excellent Inc.	4,320	5,714,515
Japan Hotel REIT Investment Corp.	6,480	4,781,349
Japan Logistics Fund Inc.	3,888	8,252,294
Japan Petroleum Exploration Co. Ltd.	86,400	3,331,963
Japan Rental Housing Investments Inc.	3,024	2,135,272
Japan Securities Finance Co. Ltd.	475,200	3,125,114
Japan Steel Works Ltd. (The)	864,000	3,992,580
Jin Co. Ltd.[b]	43,200	1,667,786
Juki Corp.	432,000	1,281,524
Juroku Bank Ltd. (The)	1,296,000	5,176,636
JVC Kenwood Corp.	604,880	1,849,971
K’s Holdings Corp.	129,660	4,333,918
kabu.com Securities Co. Ltd.	337,700	2,488,940
Kadokawa Dwango[a]	93,167	1,468,313
Kagome Co. Ltd.[b]	259,200	4,056,836
Kagoshima Bank Ltd. (The)	864,000	6,245,174
Kaken Pharmaceutical Co. Ltd.	432,000	15,468,538
Kanematsu Corp.	1,728,000	2,729,105
Kawasaki Kisen Kaisha Ltd.	1,728,000	4,476,310
Keihin Corp.	129,600	2,133,467
Keiyo Bank Ltd. (The)	1,296,000	7,710,805
Kenedix Inc.	518,400	2,074,986
Kenedix Office Investment Corp.	864	4,678,466
Kenedix Residential Investment Corp.	864	2,512,509
Kewpie Corp.	302,400	7,348,368
Kinden Corp.	432,000	6,079,118
Kitz Corp.	475,200	2,426,232
Kiyo Bank Ltd. (The)	388,800	5,594,665
Koa Corp.	86,400	889,486
Kobayashi Pharmaceutical Co. Ltd.	129,600	9,097,017
Komeri Co. Ltd.	129,600	2,931,622
Komori Corp.	129,600	1,619,052
Konishi Co. Ltd.	43,200	759,890
Kose Corp.	43,200	2,808,523
Kumagai Gumi Co. Ltd.	432,000	1,382,602
KYB Co. Ltd.	432,000	1,646,127
Kyodo Printing Co. Ltd.	469,000	1,457,909
KYORIN Holdings Inc.	216,000	4,974,480
Kyowa Exeo Corp.	129,600	1,522,667
Laox Co. Ltd.[a,b]	432,000	1,220,155
Leopalace21 Corp.[a]	561,600	3,256,876
Lintec Corp.	86,400	2,127,691
Lion Corp.	432,000	2,646,077
Macnica Fuji Electronics Holdings Inc.[a]	104,150	1,280,226
Maeda Kosen Co. Ltd.[b]	86,400	813,678
Maruha Nichiro Corp.	216,000	2,998,045
Marusan Securities Co. Ltd.	259,200	2,616,475
Marvelous Inc.[b]	86,400	1,158,787

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Matsui Securities Co. Ltd.	302,400	$2,832,710
Matsumotokiyoshi Holdings Co. Ltd.	86,400	3,155,076
Matsuya Co. Ltd.	129,600	1,960,191
MEGMILK SNOW BRAND Co. Ltd.	86,400	1,037,493
Meidensha Corp.	432,000	1,436,751
Meitec Corp.	172,800	5,566,508
Message Co. Ltd.	43,200	1,333,868
Micronics Japan Co. Ltd.[b]	43,200	1,328,453
MID REIT Inc.	1,296	3,849,987
Ministop Co. Ltd.	86,400	1,281,524
MISUMI Group Inc.	259,200	9,779,293
Mitsubishi Steel Manufacturing Co. Ltd.	1,296,000	2,945,701
Mitsui Engineering & Shipbuilding Co. Ltd.	1,728,000	3,118,977
Mitsui Mining & Smelting Co. Ltd.	1,296,000	3,097,318
Mitsumi Electric Co. Ltd.	216,000	1,617,247
Miura Co. Ltd.	129,600	1,464,187
Mizuno Corp.	864,000	4,483,530
Modec Inc.	43,200	720,902
Monex Group Inc.	489,570	1,341,848
MonotaRO Co. Ltd.	43,300	1,501,588
Mori Hills REIT Investment Corp.	2,592	3,567,330
MORI TRUST Sogo REIT Inc.	3,024	5,963,600
Morinaga Milk Industry Co. Ltd.	432,000	1,602,808
MOS Food Services Inc.	43,200	888,764
Moshi Moshi Hotline Inc.	129,600	1,404,623
Musashino Bank Ltd. (The)	129,600	4,716,370
Nachi-Fujikoshi Corp.	432,000	2,541,389
Nagase & Co. Ltd.	432,000	5,743,394
Nakanishi Inc.	43,200	1,606,418
Namura Shipbuilding Co. Ltd.	129,600	1,198,857
Nankai Electric Railway Co. Ltd.	864,000	4,144,197
NanoCarrier Co. Ltd.[a,b]	86,400	823,785
Nanto Bank Ltd. (The)	864,000	3,133,417
NET One Systems Co. Ltd.	285,200	2,049,570
Next Co. Ltd.	43,200	422,361
Nichi-Iko Pharmaceutical Co. Ltd.	172,800	3,653,246
Nichicon Corp.	172,800	1,607,140
Nichirei Corp.	432,000	2,299,524
Nifco Inc./Japan	216,000	7,680,120
Nihon Kohden Corp.	259,200	6,811,933
Nihon M&A Center Inc.	86,400	3,014,289
Nihon Nohyaku Co. Ltd.	86,400	911,146
Nihon Parkerizing Co. Ltd.	604,800	6,898,571
Nihon Unisys Ltd.	172,800	1,649,015
Nikkiso Co. Ltd.	86,400	809,346
Nippon Accommodations Fund Inc.	864	3,364,452
Nippon Chemi-Con Corp.[a]	432,000	1,306,794
Nippon Coke & Engineering Co. Ltd.	1,193,700	1,167,067
Nippon Denko Co. Ltd.	423,300	1,039,945
Nippon Kayaku Co. Ltd.	432,000	5,241,614
Nippon Konpo Unyu Soko Co. Ltd.	259,200	4,574,500
Nippon Light Metal Holdings Co. Ltd.	1,468,800	2,282,918
Nippon Paper Industries Co. Ltd.	216,000	3,781,399
Nippon Seiki Co. Ltd.	432,000	8,667,435
Nippon Sharyo Ltd.[b]	864,000	2,498,070
Nippon Sheet Glass Co. Ltd.[a]	2,160,000	2,202,056
Nippon Shinyaku Co. Ltd.	432,000	14,403,610
Nippon Shokubai Co. Ltd.	432,000	5,992,479
Nippon Steel & Sumikin Bussan Corp.	432,000	1,483,680
Nippon Suisan Kaisha Ltd.	734,400	2,233,823
Nippon Yakin Kogyo Co. Ltd.[a,b]	423,300	852,472
Nipro Corp.	259,200	2,486,518
Nishi-Nippon City Bank Ltd. (The)	1,728,000	5,530,409
Nishi-Nippon Railroad Co. Ltd.	432,000	1,895,212

Security	Shares	Value

Nishimatsu Construction Co. Ltd.	433,000	$1,602,900
Nishimatsuya Chain Co. Ltd.	345,600	3,208,503
Nishio Rent All Co. Ltd.	86,400	2,461,970
Nissan Chemical Industries Ltd.	302,400	6,011,612
Nissan Shatai Co. Ltd.	129,600	1,673,201
Nissha Printing Co. Ltd.	86,400	1,670,674
Nisshin OilliO Group Ltd. (The)	864,000	3,176,736
Nisshin Steel Co. Ltd.	216,000	2,898,772
Nisshinbo Holdings Inc.	432,000	4,501,579
Nitto Boseki Co. Ltd.	864,000	3,306,693
Nitto Kogyo Corp.	43,200	783,354
Noevir Holdings Co. Ltd.	43,200	924,863
NOF Corp.	432,000	3,335,573
Nomura Co. Ltd.	129,600	1,393,793
Nomura Real Estate Master Fund Inc.	4,320	5,617,047
Nomura Real Estate Office Fund Inc.	864	3,963,700
Nomura Real Estate Residential Fund Inc.	432	2,440,311
North Pacific Bank Ltd.	765,700	3,032,855
NSD Co. Ltd.	330,540	4,808,809
NTN Corp.	1,296,000	7,104,337
Obara Group Inc.	43,200	2,559,438
OBIC Co. Ltd.	172,800	7,248,734
Ogaki Kyoritsu Bank Ltd. (The)	1,296,000	4,375,232
Okasan Securities Group Inc.	432,000	3,306,693
Oki Electric Industry Co. Ltd.	1,728,000	3,552,168
Okinawa Electric Power Co. Inc. (The)	86,400	3,277,814
OKUMA Corp.	432,000	4,714,565
Onoken Co. Ltd.	129,600	1,162,036
Orient Corp.[a,b]	993,600	1,610,750
Orix JREIT Inc.	5,616	8,306,443
OSG Corp.	216,000	4,496,164
Pacific Metals Co. Ltd.[a,b]	432,000	1,321,233
Paramount Bed Holdings Co. Ltd.	43,200	1,171,421
Penta-Ocean Construction Co. Ltd.	734,400	2,761,594
Pigeon Corp.	259,200	6,866,082
Pilot Corp.	43,200	2,335,623
Pioneer Corp.[a]	765,700	1,478,037
Pola Orbis Holdings Inc.	43,200	2,241,765
Premier Investment Corp.	864	4,801,203
Press Kogyo Co. Ltd.	432,000	1,927,701
Prima Meat Packers Ltd.	432,000	1,234,595
Pronexus Inc.	172,800	1,155,177
Proto Corp.	136,400	1,998,071
Raito Kogyo Co. Ltd.	129,600	1,026,663
Rengo Co. Ltd.	432,000	1,895,212
Resorttrust Inc.	216,000	5,649,536
Ricoh Leasing Co. Ltd.	43,200	1,259,865
Ringer Hut Co. Ltd.[b]	129,600	2,534,169
Riso Kagaku Corp.	86,400	1,430,253
Rohto Pharmaceutical Co. Ltd.	259,200	3,734,109
Round One Corp.	172,800	919,809
Ryobi Ltd.	432,000	1,422,311
Ryohin Keikaku Co. Ltd.	86,400	13,782,702
Ryosan Co. Ltd.	86,400	2,064,878
S Foods Inc.	24,000	427,576
Saizeriya Co. Ltd.	216,000	4,407,721
San-in Godo Bank Ltd. (The)	864,000	8,295,613
Sanix Inc.[a,b]	172,800	544,377
Sanken Electric Co. Ltd.	432,000	3,310,303
Sankyo Tateyama Inc.	43,200	809,346
Sankyu Inc.	864,000	4,071,998
Sanwa Holdings Corp.	734,400	5,560,010
Sanyo Shokai Ltd.	432,000	1,126,297
Sanyo Special Steel Co. Ltd.	432,000	2,100,978

186

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Sapporo Holdings Ltd.	864,000	$3,386,112
Sato Holdings Corp.	43,200	1,003,199
Sawada Holdings Co. Ltd.	86,400	664,949
Sawai Pharmaceutical Co. Ltd.	86,400	4,938,381
SCREEN Holdings Co. Ltd.	432,000	2,945,701
SCSK Corp.	89,080	2,612,775
Seino Holdings Co. Ltd.	864,000	9,948,960
Sekisui House SI Residential Investment Corp.	1,296	1,439,278
Senshu Ikeda Holdings Inc.	637,380	2,828,184
Seria Co. Ltd.	43,200	1,382,602
Shibuya Kogyo Co. Ltd.	43,200	893,818
Shiga Bank Ltd. (The)	864,000	4,562,948
Shima Seiki Manufacturing Ltd.	129,600	2,248,263
Shimachu Co. Ltd.	216,000	5,586,363
Shinko Electric Industries Co. Ltd.	172,800	1,384,768
Shinko Plantech Co. Ltd.	302,400	2,299,524
Ship Healthcare Holdings Inc.	86,400	2,115,417
SHO-BOND Holdings Co. Ltd.	43,200	1,906,042
Showa Corp.	172,800	1,832,399
Showa Denko KK	2,160,000	2,960,140
Sinanen Co. Ltd.	432,000	1,711,106
SKY Perfect JSAT Holdings Inc.	594,500	3,725,871
SMS Co. Ltd.	86,400	1,052,655
Sodick Co. Ltd.[b]	86,400	901,038
Sohgo Security Services Co. Ltd.	129,600	4,229,030
Sojitz Corp.	2,592,000	5,089,997
Sosei Group Corp.[a,b]	43,200	1,193,081
Sotetsu Holdings Inc.	1,296,000	6,162,146
Square Enix Holdings Co. Ltd.	172,800	3,653,246
Star Micronics Co. Ltd.	216,000	3,535,924
Start Today Co. Ltd.	129,600	3,211,030
Sugi Holdings Co. Ltd.	86,400	4,216,395
Sumco Corp.[b]	302,400	4,611,682
Sumitomo Bakelite Co. Ltd.	864,000	3,956,480
Sumitomo Forestry Co. Ltd.	388,800	4,529,015
Sumitomo Mitsui Construction Co. Ltd.[b]	1,728,000	2,411,431
Sumitomo Osaka Cement Co. Ltd.	864,000	2,822,963
Sumitomo Warehouse Co. Ltd. (The)	432,000	2,451,141
Sundrug Co. Ltd.	86,400	4,339,133
Tadano Ltd.	432,000	6,277,664
Taikisha Ltd.	43,200	1,160,592
Taiyo Yuden Co. Ltd.	216,000	3,202,006
Takara Bio Inc.[b]	129,600	1,460,938
Takara Holdings Inc.	432,000	3,230,885
Takara Leben Co. Ltd.	86,400	530,659
Takata Corp.[b]	86,400	1,070,704
Takiron Co. Ltd.	28,000	130,793
Teikoku Sen-I Co. Ltd.	43,200	619,103
Tekken Corp.[b]	432,000	1,451,191
Temp Holdings Co. Ltd.	86,400	2,761,594
Toagosei Co. Ltd.	1,296,000	5,772,274
TOC Co. Ltd.	388,800	2,976,024
Toda Corp.	864,000	3,573,828
Toho Holdings Co. Ltd.	129,600	2,260,175
Toho Zinc Co. Ltd.	864,000	3,342,793
Tohokushinsha Film Corp.	86,500	717,039
Tokai Carbon Co. Ltd.	864,000	2,541,389
Tokai Rika Co. Ltd.	129,600	3,177,458
Tokai Tokyo Financial Holdings Inc.	518,400	4,011,351
Tokuyama Corp.	868,000	1,943,879
Tokyo Broadcasting System Holdings Inc.	86,400	1,141,459
Tokyo Dome Corp.	432,000	1,848,283
Tokyo Ohka Kogyo Co. Ltd.	86,400	2,689,396
Tokyo Seimitsu Co. Ltd.	129,600	2,809,245

Security	Shares	Value

Tokyo Steel Manufacturing Co. Ltd.	259,200	$1,806,408
Tokyo TY Financial Group Inc.	61,344	1,758,251
Tokyotokeiba Co. Ltd.[b]	432,000	1,061,319
Tokyu Construction Co. Ltd.	216,040	1,272,735
TOKYU REIT Inc.	3,888	5,234,034
TOMONY Holdings Inc.	337,700	1,605,676
Tomy Co. Ltd.	345,600	2,105,310
Top REIT Inc.	432	1,862,722
Topcon Corp.	216,000	5,613,437
Topre Corp.	129,600	2,095,563
Toshiba Machine Co. Ltd.	432,000	1,927,701
Toshiba Plant Systems & Services Corp.	43,200	602,497
Tosoh Corp.	1,296,000	6,974,380
Totetsu Kogyo Co. Ltd.	43,200	975,763
Toyo Construction Co. Ltd.	337,700	1,309,374
Toyo Corp./Chuo-ku	86,400	812,956
Toyo Ink SC Holdings Co. Ltd.	432,000	2,061,268
Toyo Kanetsu KK	432,000	819,454
Toyo Tire & Rubber Co. Ltd.	216,000	4,138,782
Toyobo Co. Ltd.	2,160,000	3,303,083
Toyota Boshoku Corp.	43,200	642,206
TPR Co. Ltd.	129,600	3,422,211
TS Tech Co. Ltd.	172,800	5,162,196
TSI Holdings Co. Ltd.	259,200	1,776,084
Tsubakimoto Chain Co.	432,000	3,548,559
Tsukuba Bank Ltd.	423,300	1,453,800
Tsumura & Co.	129,600	3,037,754
Tsuruha Holdings Inc.	86,400	6,295,713
UACJ Corp.	438,944	1,280,116
Ube Industries Ltd.	1,728,000	2,873,502
ULVAC Inc.[a]	129,600	2,215,773
Unipres Corp.	86,400	1,786,192
United Arrows Ltd.	43,200	1,330,258
United Super Markets Holdings Inc.[a]	208,700	1,803,257
Universal Entertainment Corp.	43,200	721,624
UNY Group Holdings Co. Ltd.	518,400	2,932,705
USEN Corp.[a,b]	392,040	1,153,155
Ushio Inc.	259,200	3,413,547
Valor Co. Ltd.	129,600	2,769,175
ValueCommerce Co. Ltd.[b]	86,400	428,859
VT Holdings Co. Ltd.	252,100	1,266,083
Wacoal Holdings Corp.	432,000	4,812,033
Wacom Co. Ltd.[b]	345,600	1,804,964
Xebio Co. Ltd.	129,600	2,279,669
Yahagi Construction Co. Ltd.	86,400	561,705
YAMABIKO Corp.	43,200	1,877,162
Yodogawa Steel Works Ltd.	864,000	3,508,849
Yokogawa Bridge Holdings Corp.	43,200	491,672
Yokohama Reito Co. Ltd.	172,800	1,227,375
Yondoshi Holdings Inc.	43,200	951,577
Yoshinoya Holdings Co. Ltd.	302,400	3,451,812
Yumeshin Holdings Co. Ltd.[b]	86,400	589,862
Zenkoku Hosho Co. Ltd.	129,600	4,797,593
Zensho Holdings Co. Ltd.[a,b]	259,200	2,430,203
Zeon Corp.	432,000	3,891,502
ZERIA Pharmaceutical Co. Ltd.	43,200	687,691

		1,310,346,434
NETHERLANDS — 1.70%
Aalberts Industries NV	293,232	9,093,481
Arcadis NV	167,113	5,296,605
ASM International NV	123,984	6,030,268
BinckBank NV	208,154	2,089,426

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Corbion NV	192,596	$4,405,831
Eurocommercial Properties NV	69,120	3,158,509
Euronext NVa,c	100,656	4,227,372
Fugro NV CVA[b]	127,872	3,681,758
IMCD Group NVa	24,932	931,857
Koninklijke BAM Groep NVa	613,981	2,573,794
NSI NV	172,249	808,148
PostNL NVa	1,058,832	5,299,980
Royal Imtech NVa,b	198,795	1,066,351
SBM Offshore NVa,b	411,264	5,322,723
SNS REAAL NVa,b	291,555	3
TKH Group NV	72,144	2,679,069
TomTom NVa,b	285,552	2,540,604
USG People NV	177,120	2,410,440
VastNed Retail NV	80,784	3,941,802
Wereldhave NV	100,016	6,412,812
Wessanen	480,596	4,101,997

		76,072,830
NEW ZEALAND — 1.06%
Air New Zealand Ltd.	893,808	1,837,352
Argosy Property Ltd.	1,220,832	1,054,961
Chorus Ltd.[a]	946,083	2,196,917
Fisher & Paykel Healthcare Corp. Ltd.	1,650,672	8,168,807
Freightways Ltd.	1,512,734	7,037,011
Genesis Energy Ltd.	218,017	323,675
Goodman Property Trust	1,482,624	1,331,979
Infratil Ltd.	1,009,152	2,397,152
Kathmandu Holdings Ltd.	456,192	496,670
Kiwi Property Group Ltd.	6,118,235	6,032,265
Nuplex Industries Ltd.	396,714	1,014,849
Precinct Properties New Zealand Ltd.	1,361,186	1,196,972
Sky Network Television Ltd.	862,289	4,129,410
SKYCITY Entertainment Group Ltd.	1,299,456	4,155,233
Synlait Milk Ltd.[a,b]	436,043	959,426
Trade Me Group Ltd.	848,880	2,468,847
Xero Ltd.[a]	77,328	1,171,586
Z Energy Ltd.	370,224	1,358,614

		47,331,726
NORWAY — 1.70%
Akastor ASA[a,b]	345,168	673,342
Aker ASA Class A	39,744	893,983
American Shipping ASA	94,875	400,375
Archer Ltd.[a,b]	778,032	288,064
Atea ASA	102,384	1,141,299
Austevoll Seafood ASA	248,400	1,443,822
Bakkafrost P/F	72,576	1,704,725
Borregaard ASA	202,608	1,566,176
BW LPG Ltd.[b,c]	193,536	1,711,787
BW Offshore Ltd.	891,216	662,306
Deep Sea Supply PLC	181,765	97,691
Det Norske Oljeselskap ASA[a,b]	234,144	1,707,413
DNO ASA[a,b]	1,162,512	2,182,940
Fred Olsen Energy ASA[b]	92,880	831,982
Golden Ocean Group Ltd.[a,b]	124,490	612,083
Hexagon Composites ASA[b]	200,016	644,999
Hoegh LNG Holdings Ltd.	97,200	1,309,243
Kongsberg Automotive ASA[a]	920,160	765,630
Kvaerner ASA	513,648	402,166
Leroy Seafood Group ASA	43,632	1,447,548
Marine Harvest ASA	705,354	8,616,261

Security	Shares	Value

Nordic Semiconductor ASA[a]	230,256	$1,756,980
Norwegian Air Shuttle ASA[a,b]	71,712	3,007,231
Norwegian Property ASA[a]	651,399	877,407
Odfjell Drilling Ltd.[b]	143,192	127,315
Opera Software ASA[b]	313,200	3,050,744
Petroleum Geo-Services ASA[b]	472,608	3,128,351
Prosafe SE	577,586	2,054,184
REC Silicon ASA[a,b]	4,577,472	1,281,729
REC Solar ASA[a]	86,832	1,175,352
Salmar ASA	87,696	1,425,620
Schibsted ASA	174,096	10,842,446
Sparebank 1 Nord Norge	176,101	1,032,933
SpareBank 1 SMN	507,349	4,527,798
Stolt-Nielsen Ltd.[b]	114,491	2,134,694
Storebrand ASA[a]	1,071,792	3,791,915
TGS Nopec Geophysical Co. ASA	235,008	5,969,150
Wilh Wilhelmsen ASA	87,599	569,617

		75,857,301
PORTUGAL — 0.49%
Banco BPI SA Registered[a,b,d]	469,493	768,092
BANIF — Banco Internacional do Funchal SAa,b	88,033,180	660,925
CTT-Correios de Portugal SA	224,208	2,531,205
Mota-Engil SGPS SAb	153,426	530,894
NOS SGPS SA	288,576	2,101,865
Portucel SA	1,311,120	6,421,765
Portugal Telecom SGPS SA Registered[b]	1,097,712	704,814
REN — Redes Energeticas Nacionais SGPS SA	637,632	1,993,451
Semapa-Sociedade de Investimento e Gestao	294,016	4,213,788
Sonae SGPS SA	1,547,424	2,153,585

		22,080,384
SINGAPORE — 2.14%
ARA Asset Management Ltd.[b]	950,400	1,241,321
Ascendas India Trust	3,024,000	2,043,320
Asian Pay Television Trust	3,628,800	2,465,683
Biosensors International Group Ltd.[a,b]	3,024,000	1,883,508
Boustead Projects Pte Ltd.[a]	387,000	305,323
Boustead Singapore Ltd.	1,296,000	1,384,500
Cambridge Industrial Trust[b]	4,305,000	2,275,112
CapitaRetail China Trust	1,339,980	1,755,211
CDL Hospitality Trusts	2,592,000	3,356,068
COSCO Corp. Singapore Ltd.[b]	2,160,000	986,599
Ezion Holdings Ltd.[b]	3,024,480	2,751,499
Ezra Holdings Ltd.[a,b]	2,239,800	744,035
First REIT	2,203,200	2,411,868
First Resources Ltd.[b]	864,000	1,161,089
Frasers Centrepoint Trust[b]	1,296,000	2,025,382
Frasers Commercial Trust	2,160,000	2,462,421
GMG Global Ltd.	11,958,600	668,103
Hong Leong Asia Ltd.	864,000	867,555
Hyflux Ltd.[b]	1,296,500	944,564
Indofood Agri Resources Ltd.	1,062,400	585,521
Kenon Holdings Ltd.[a,b]	31,240	676,093
Keppel REIT[b]	2,376,000	2,206,395
KrisEnergy Ltd.[a,b]	1,296,000	518,576
Lippo Malls Indonesia Retail Trust	4,472,800	1,215,664
M1 Ltd./Singapore[b]	864,000	2,322,177
Mapletree Commercial Trust	1,857,600	2,159,755
Mapletree Greater China Commercial Trust	4,320,000	3,457,174
Mapletree Industrial Trust	3,888,960	4,727,059
Mapletree Logistics Trust	4,320,000	4,011,627

188

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Midas Holdings Ltd.[b]	3,405,800	$1,002,803
Neptune Orient Lines Ltd./Singapore[a,b]	1,296,000	1,110,536
OSIM International Ltd.[b]	864,000	1,324,163
OUE Hospitality Trust	464,033	341,574
OUE Ltd.	432,000	720,788
Perennial Real Estate Holdings Ltd.[a,b]	1,978,809	1,620,934
Raffles Education Corp. Ltd.	4,690,197	1,133,112
Raffles Medical Group Ltd.[b]	432,000	1,314,379
Rex International Holding Ltd.[a,b]	1,296,000	308,210
Rowsley Ltd.[a,b]	3,405,800	488,545
SATS Ltd.	993,600	2,392,952
Singapore Post Ltd.[b]	3,888,000	5,606,493
SMRT Corp. Ltd.	3,456,000	4,396,482
Soilbuild Business Space REIT[b]	4,147,200	2,598,751
Super Group Ltd./Singapore[b]	864,000	971,923
Tat Hong Holdings Ltd.[b]	864,000	407,686
Tiger Airways Holdings Ltd.[a,b]	5,490,750	1,450,880
United Engineers Ltd.[b]	864,000	1,728,587
Vard Holdings Ltd.[a,b]	1,728,000	834,940
Venture Corp. Ltd.[b]	864,000	5,511,910
Wing Tai Holdings Ltd.[b]	2,340,300	3,463,054
Yanlord Land Group Ltd.[b]	1,728,000	1,572,036
Ying Li International Real Estate Ltd.[a,b]	3,833,800	738,076
Yoma Strategic Holdings Ltd.[a,b]	2,290,800	882,041

		95,534,057
SPAIN — 2.44%
Abengoa SAb	267,750	927,684
Abengoa SA Class Bb	757,775	2,461,613
Acciona SAa	60,048	4,555,315
Acerinox SA	268,704	3,932,317
Almirall SAa	160,312	3,017,912
Applus Services SAa	122,688	1,482,701
Atresmedia Corp. de Medios de Comunicacion SAb	172,368	2,792,905
Axia Real Estate SOCIMI SAa	5,184	69,301
Bolsas y Mercados Espanoles SHMSF SA	88,326	3,961,422
Carbures Europe SAa,b	136,268	282,486
Construcciones y Auxiliar de Ferrocarriles SAb	7,229	2,516,811
Deoleo SAa	129,054	65,798
Ebro Foods SA	246,246	4,770,846
Faes Farma SA	865,826	2,236,314
Faes Farma SA New[a]	16,755	43,276
Fomento de Construcciones y Contratas SAa	296,162	3,806,483
Gamesa Corp. Tecnologica SAa	558,144	7,517,647
Grupo Catalana Occidente SA	112,320	3,613,445
Hispania Activos Inmobiliarios SAU[a]	93,312	1,327,922
Indra Sistemas SAb	289,872	3,430,057
Inmobiliaria Colonial SAa	4,831,056	3,313,025
Jazztel PLC[a]	536,112	7,737,534
Let’s GOWEX SAa	51,450	1
Liberbank SAa,b	3,163,104	2,736,289
Mediaset Espana Comunicacion SAa	365,517	4,962,062
Melia Hotels International SA	60,048	749,911
Merlin Properties SOCIMI SAa	253,584	3,459,569
NH Hotel Group SAa,b	530,064	3,094,548
Obrascon Huarte Lain SAb	111,139	2,585,384
Papeles y Cartones de Europa SA	361,324	2,344,264
Promotora de Informaciones SAa	3,291,645	1,088,093
Prosegur Cia. de Seguridad SA	478,656	2,762,243
Sacyr SAa,b	754,704	3,407,259
Tecnicas Reunidas SAb	77,328	3,601,169
Tubacex SA	637,632	2,157,785
Tubos Reunidos SAb	672,445	1,262,126

Security	Shares	Value

Viscofan SA	123,120	$7,829,349
Zeltia SAa,b	646,272	2,994,484

		108,897,350
SWEDEN — 3.95%
AAK AB	48,384	3,059,363
Active Biotech ABa,b	110,283	145,277
AF AB Class B	116,640	1,585,399
Arcam ABa,b	39,744	618,743
Avanza Bank Holding AB	35,856	1,541,529
Axfood AB	122,688	1,930,602
B&B Tools AB Class B	64,800	1,045,681
Betsson ABa	67,392	2,819,047
BillerudKorsnas AB	334,368	5,790,130
BioGaia AB Class B	34,243	934,979
Castellum AB	513,216	8,002,146
Clas Ohlson AB Class B	43,200	739,801
Cloetta AB Class Ba	358,992	1,104,875
Com Hem Holding ABa	71,485	599,250
Concentric AB	113,616	1,605,524
Fabege AB	499,392	7,613,166
Fastighets AB Balder Class Ba	125,280	2,233,941
Fingerprint Cards ABa,b	149,904	1,095,061
Gunnebo AB	122,721	609,905
Haldex AB	75,168	1,122,972
Hemfosa Fastigheter ABa	55,296	1,278,046
Hexpol AB	73,872	7,908,838
HIQ International ABa	146,779	745,290
Holmen AB Class B	127,356	4,209,435
Hufvudstaden AB Class A	128,304	1,774,670
Industrial & Financial Systems Class B	33,910	1,169,541
Indutrade AB	41,904	2,047,439
Intrum Justitia AB	256,176	8,065,371
JM AB	197,856	5,888,043
Kungsleden AB	490,320	3,567,149
L E Lundbergforetagen AB Class B	50,976	2,394,856
Lindab International AB	188,513	1,645,751
Loomis AB Class B	265,248	8,481,227
Meda AB Class A	536,581	9,015,468
Medivir AB Class Ba,b	81,216	885,071
Mekonomen AB	42,336	1,052,018
Modern Times Group MTG AB Class B	120,096	3,991,047
NCC AB Class B	214,272	7,025,774
Net Entertainment NE AB Class Ba	69,120	2,599,134
Nibe Industrier AB Class B	241,056	6,420,192
Nobia AB	409,536	4,421,332
Nolato AB Class B	37,189	892,944
Nordnet AB Class B	131,208	598,660
Opus Group ABb	446,942	492,418
Orexo ABa,b	38,880	460,953
Oriflame Cosmetics SA SDR[b]	113,019	1,950,342
Peab AB	587,367	4,958,999
Qliro Group ABa,b	308,262	572,199
Ratos AB Class B	438,048	2,982,274
Rezidor Hotel Group AB	152,928	650,146
Saab AB	137,808	3,566,355
SAS ABa,b	553,174	1,066,554
SSAB AB Class Aa,b	379,296	2,293,850
SSAB AB Class Ba	442,621	2,299,943
Swedish Orphan Biovitrum ABa	350,352	5,622,180
Trelleborg AB Class B	589,680	11,538,883
Unibet Group PLC SDR	51,408	3,007,396
Vostok Nafta Investment Ltd.[a]	190,225	1,258,622

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Wallenstam AB Class B	95,472	$1,607,521
Wihlborgs Fastigheter AB	103,680	2,005,224

		176,608,546
SWITZERLAND — 4.67%
AFG Arbonia-Forster Holding AG Registered[a]	49,248	1,048,669
Allreal Holding AG Registered[a]	25,920	3,709,971
Ascom Holding AG Registered	138,694	2,472,185
Autoneum Holding AGa	10,368	2,288,507
Banque Cantonale Vaudoise Registered	6,369	3,745,671
Basilea Pharmaceutica Registered[a]	24,624	2,946,259
BKW AG	17,073	669,690
Bossard Holding AGa	12,960	1,549,280
Bucher Industries AG Registered	21,600	5,436,311
Burckhardt Compression Holding AG	11,664	5,091,873
Cembra Money Bank AG	29,376	1,951,816
Clariant AG Registered[a]	638,064	14,029,372
Cosmo Pharmaceuticals SAa	9,072	1,527,009
Daetwyler Holding AG Bearer	16,084	2,281,528
Dufry AG Registered[a]	63,936	9,444,703
EFG International AGa	100,011	1,473,105
Evolva Holding SAa,b	529,200	892,450
Flughafen Zuerich AG Registered	11,937	9,294,526
Forbo Holding AG Registered[a]	4,320	5,256,484
Galenica AG Registered	9,936	9,300,749
GAM Holding AGa	405,648	9,200,576
Gategroup Holding AGa	84,175	2,937,904
Georg Fischer AG Registered	10,800	7,648,415
Helvetia Holding AG Registered	15,024	8,547,115
Huber & Suhner AG Registered	26,247	1,213,038
Implenia AG Registered	25,056	1,712,922
Inficon Holding AG Registered[a]	3,377	1,276,873
Intershop Holdings AG	1,728	737,752
Kaba Holding AG Class Ba	12,096	7,952,968
Komax Holding AG Registered[a]	12,096	2,219,343
Kudelski SA Bearer	124,416	1,865,775
Kuoni Reisen Holding AG Class B Registered[a]	10,368	3,474,813
Leonteq AGa	19,008	3,262,340
Logitech International SA Registered	356,832	5,389,233
Meyer Burger Technology AGa,b	222,048	1,521,559
Mobilezone Holding AG	225,274	3,534,558
Mobimo Holding AG Registered[a]	15,120	3,366,455
Myriad Group AGa,b	81,648	508,067
OC Oerlikon Corp. AG Registered[a]	368,928	4,843,435
Orascom Development Holding AGa	50,212	771,750
Panalpina Welttransport Holding AG Registered	34,560	4,821,210
PSP Swiss Property AG Registered[a]	106,704	9,931,251
Rieter Holding AG Registered[a]	11,509	1,904,040
Santhera Pharmaceutical Holding AGa,b	6,048	622,617
Schmolz + Bickenbach AG Registered[a]	1,285,632	1,234,997
Schweiter Technologies AG Bearer	877	761,489
SFS Group AGa	19,872	1,516,542
Straumann Holding AG Registered	21,168	6,009,914
Swissquote Group Holding SA Registered	26,061	834,486
Tecan Group AG Registered	32,832	4,355,873
Temenos Group AG Registered[a]	157,680	5,739,020
U-Blox AGa	20,497	3,881,063
Valiant Holding AG Registered	36,288	3,259,297
Valora Holding AG Registered[a]	13,221	2,952,111
Vetropack Holding AG Bearer	432	737,752
Von Roll Holding AG Bearer[a,b]	277,581	337,755
Vontobel Holding AG Registered	58,320	2,589,510

Security	Shares	Value

Zehnder Group AG RG	24,644	$1,162,627

		209,046,603
UNITED KINGDOM — 22.15%
Abcam PLC	394,848	3,188,643
Acacia Mining PLC	354,672	1,574,627
Advanced Medical Solutions Group PLC	718,848	1,565,897
Afren PLC[a,b]	2,292,192	116,243
African Minerals Ltd.[a,b]	490,220	8
Al Noor Hospitals Group PLC	83,376	1,150,590
Alent PLC	670,464	3,711,268
Allied Minds PLC[a,b]	318,384	3,194,976
Amerisur Resources PLC[a]	1,972,512	1,030,628
Amlin PLC	1,264,032	8,912,194
Anglo Pacific Group PLC	272,160	397,330
Anite PLC	681,005	889,554
AO World PLC[a,b]	393,984	1,129,173
Arrow Global Group PLC	334,800	1,335,137
Ashmore Group PLC	721,440	3,428,016
ASOS PLC[a,b]	99,792	5,764,627
Avanti Communications Group PLC[a,b]	260,064	940,184
AVEVA Group PLC	170,208	4,423,100
Balfour Beatty PLC	1,474,848	5,498,462
Bank of Georgia Holdings PLC	64,368	1,776,559
Barratt Developments PLC	2,144,448	17,120,019
BBA Aviation PLC	1,208,974	6,378,138
Beazley PLC	802,224	3,476,546
Bellway PLC	286,848	8,781,007
Berendsen PLC	532,656	8,496,643
Berkeley Group Holdings PLC	265,680	10,284,666
Betfair Group PLC	156,864	5,621,536
Big Yellow Group PLC	209,520	2,150,825
Bodycote PLC	549,072	5,805,250
Booker Group PLC	3,373,056	7,505,771
Bovis Homes Group PLC	362,880	5,200,140
Brewin Dolphin Holdings PLC	517,968	2,701,581
Britvic PLC	600,527	6,709,191
BTG PLC[a]	853,729	9,472,408
Bwin.Party Digital Entertainment PLC	1,707,264	2,194,673
Cable & Wireless Communications PLC	6,051,046	6,267,488
Cairn Energy PLC[a]	1,268,093	3,476,555
Cape PLC	283,824	1,155,841
Capital & Counties Properties PLC	1,610,928	9,778,594
Card Factory PLC	126,144	614,510
Carillion PLC	1,035,394	5,193,486
Centamin PLC	2,458,944	2,399,526
Chemring Group PLC	612,619	2,024,101
Chesnara PLC	160,312	788,350
Cineworld Group PLC	451,440	3,389,664
Clinigen Healthcare Ltd.[a]	109,728	1,015,963
Close Brothers Group PLC	384,048	9,029,841
COLT Group SAa	1,215,822	2,783,937
Costain Group PLC	141,480	693,024
Crest Nicholson Holdings PLC	383,616	2,644,595
CSR PLC	375,840	5,082,634
Daily Mail & General Trust PLC Class A NVS	676,080	9,329,913
Dairy Crest Group PLC	497,664	3,495,833
Dart Group PLC	354,672	2,109,313
DCC PLC	207,792	13,280,699
De La Rue PLC	314,337	2,654,400
Debenhams PLC	2,988,576	4,121,943
Derwent London PLC	212,112	11,213,130
Devro PLC	626,067	2,814,167

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Dialight PLC	69,242	$743,257
Dignity PLC	92,880	2,897,487
Diploma PLC	219,888	2,686,407
Domino Printing Sciences PLC	182,304	2,563,424
Domino’s Pizza Group PLC	345,168	4,187,799
Drax Group PLC	918,000	5,647,178
DS Smith PLC	2,127,168	11,434,700
Dunelm Group PLC	167,616	2,320,831
DX Group PLC	461,376	565,443
Electrocomponents PLC	1,218,240	4,534,299
Elementis PLC	1,096,416	5,130,573
EnQuest PLC[a]	1,648,080	1,329,661
Enterprise Inns PLC[a]	1,355,657	2,437,468
Entertainment One Ltd.	322,272	1,560,042
Essentra PLC	595,296	8,791,430
esure Group PLC	619,488	2,077,260
Evraz PLC	845,424	2,464,592
Faroe Petroleum PLC[a]	423,360	566,021
Fenner PLC	393,552	1,276,109
Ferrexpo PLC	426,312	511,005
Fidessa Group PLC	73,872	2,536,099
FirstGroup PLC[a]	2,967,317	4,539,504
Flybe Group PLC[a,b]	508,032	445,009
Foxtons Group PLC	559,872	1,892,843
Galliford Try PLC	115,776	2,679,456
Gem Diamonds Ltd.[a]	315,193	673,278
Genus PLC	138,240	2,861,571
Globo PLC[a,b]	647,136	527,078
Go-Ahead Group PLC	117,987	4,478,518
Grafton Group PLC	594,432	7,527,185
Grainger PLC	794,880	2,590,869
Great Portland Estates PLC	715,392	8,767,544
Greencore Group PLC	1,161,216	6,329,616
Greene King PLC	548,640	7,002,132
Greggs PLC	286,141	5,228,356
Gulf Keystone Petroleum Ltd.[a,b]	1,957,556	1,203,310
GVC Holdings PLC	156,816	1,072,392
GW Pharmaceuticals PLC[a,b]	352,944	3,248,896
Halfords Group PLC	518,981	3,627,230
Halma PLC	972,864	10,652,221
Hansteen Holdings PLC	898,128	1,625,873
Hays PLC	3,359,664	7,940,637
HellermannTyton Group PLC	94,207	499,465
Henderson Group PLC	2,421,847	10,394,912
Hikma Pharmaceuticals PLC	317,520	9,988,312
Hiscox Ltd.	721,160	9,131,918
Hochschild Mining PLC[a]	535,248	797,866
Home Retail Group PLC	1,865,376	4,784,383
Homeserve PLC	743,472	4,364,466
Howden Joinery Group PLC	1,504,393	10,777,965
Hunting PLC	328,137	2,952,469
IG Group Holdings PLC	940,091	10,647,326
Imagination Technologies Group PLC[a,b]	528,336	1,595,423
Inchcape PLC	1,056,672	13,510,353
Indivior PLC[a]	1,458,000	4,469,960
Infinis Energy PLC	268,272	781,658
Informa PLC	1,446,336	12,380,197
Innovation Group PLC	2,214,000	969,674
Intermediate Capital Group PLC	956,880	7,756,809
International Personal Finance PLC	614,736	4,701,749
Interserve PLC	502,416	4,474,248
ITE Group PLC	554,688	1,602,543
J D Wetherspoon PLC	345,600	4,041,677
John Menzies PLC	101,520	608,442

Security	Shares	Value

John Wood Group PLC	807,167	$8,552,653
Jupiter Fund Management PLC	756,432	5,020,608
Just Eat PLC[a]	267,408	1,885,389
Just Retirement Group PLC	321,408	859,427
KAZ Minerals PLC[a,b]	597,888	2,398,998
Kcom Group PLC	993,168	1,404,151
Keller Group PLC	155,952	2,396,592
Kier Group PLC	93,312	2,324,469
Ladbrokes PLC	2,042,064	3,219,733
Laird PLC	643,889	3,558,229
Lancashire Holdings Ltd.[b]	378,432	3,721,954
LondonMetric Property PLC	1,483,488	3,761,587
Lonmin PLC[a,b]	946,944	2,096,966
Majestic Wine PLC[b]	174,960	1,025,066
Man Group PLC	3,853,008	11,415,899
Marston’s PLC	2,085,264	5,072,770
Michael Page International PLC	766,939	6,287,796
Micro Focus International PLC	356,148	6,879,692
Mitchells & Butlers PLC[a]	586,224	3,765,677
Mitie Group PLC	623,808	2,746,495
Mondi PLC	830,002	16,874,937
Moneysupermarket.com Group PLC	876,096	3,775,138
Monitise PLC[a,b]	4,100,976	866,549
Morgan Advanced Materials PLC	858,437	4,433,841
Mothercare PLC[a,b]	398,495	1,357,968
N Brown Group PLC	301,104	1,585,747
National Express Group PLC	1,121,904	4,956,747
Northgate PLC	232,416	2,303,716
Ocado Group PLC[a,b]	1,049,090	5,739,392
Ophir Energy PLC[a,b]	1,161,648	2,534,931
Optimal Payments PLC[a,b]	387,504	1,768,625
Oxford Instruments PLC	129,600	1,852,214
Pace PLC	733,174	4,675,826
Paragon Group of Companies PLC (The)	811,728	5,327,743
Partnership Assurance Group PLC	355,104	753,074
Pennon Group PLC	897,264	11,830,707
Petra Diamonds Ltd.[a]	871,344	2,115,680
Pets at Home Group PLC	111,024	445,308
Phoenix Group Holdings[b]	379,728	4,922,218
Playtech PLC	457,979	5,785,229
Poundland Group PLC	290,304	1,397,262
Premier Farnell PLC	1,104,192	3,232,531
Premier Foods PLC[a]	1,826,064	1,297,869
Premier Oil PLC[a]	1,153,008	3,107,886
Primary Health Properties PLC	348,624	2,074,684
Provident Financial PLC	332,208	15,392,196
QinetiQ Group PLC	1,771,239	5,514,673
Quindell PLC	945,216	1,855,646
Quintain Estates & Development PLC[a]	1,096,416	1,617,520
Redefine International PLC/Isle of Man	1,233,792	1,112,021
Redrow PLC	731,376	4,174,320
Regus PLC	1,668,129	6,395,925
Renishaw PLC	74,736	2,875,857
Rentokil Initial PLC	4,304,880	8,884,648
Restaurant Group PLC (The)	643,680	6,726,391
Rightmove PLC	216,432	10,526,848
Rotork PLC	177,984	6,457,734
RPC Group PLC	372,331	3,438,799
RPS Group PLC	417,744	1,367,392
SafeCharge International Group Ltd.	37,152	157,007
Safestore Holdings PLC	266,544	1,141,792
Savills PLC	226,368	2,882,111
SDL PLC	385,586	2,773,130
Senior PLC	784,944	3,794,902

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Serco Group PLC	2,419,839	$4,968,166
Shaftesbury PLC	812,592	10,489,505
Shanks Group PLC	823,824	1,354,632
SIG PLC	1,643,005	4,900,807
SOCO International PLC[a]	514,080	1,433,082
Spectris PLC	276,912	9,136,440
Speedy Hire PLC	1,276,992	1,452,189
Spirax-Sarco Engineering PLC	155,088	8,060,370
Spire Healthcare Group PLC[a,c]	175,824	865,983
Spirent Communications PLC	1,702,944	2,296,417
Spirit Pub Co. PLC	1,671,270	2,879,091
SSP Group PLC[a]	855,360	3,921,077
ST Modwen Properties PLC	400,896	2,679,934
St. James’s Place PLC	1,162,512	15,944,424
Stagecoach Group PLC	1,095,984	6,115,523
Stobart Group Ltd.	473,232	789,055
Stock Spirits Group PLC	417,312	1,215,271
SuperGroup PLC[a]	111,456	1,764,184
SVG Capital PLC[a]	372,816	2,860,041
Synergy Health PLC	138,672	4,720,257
Synthomer PLC	528,768	2,594,581
TalkTalk Telecom Group PLC[b]	1,182,384	6,644,873
Taylor Wimpey PLC	7,315,920	18,685,432
Ted Baker PLC	63,420	2,779,578
Telecity Group PLC	483,408	6,600,464
Telecom Plus PLC	131,328	1,547,946
Telit Communications PLC[a]	130,032	465,097
Thomas Cook Group PLC[a]	3,344,390	7,395,727
Trinity Mirror PLC[a]	631,404	1,785,370
TSB Banking Group PLC[a,c]	214,455	1,104,368
TT electronics PLC	406,944	836,434
Tullett Prebon PLC	678,009	3,732,194
UBM PLC	895,473	7,768,186
UDG Healthcare PLC	740,022	6,055,743
Ultra Electronics Holdings PLC	233,280	6,223,439
UNITE Group PLC (The)	596,642	5,492,168
Vectura Group PLC[a]	1,229,091	2,960,702
Vedanta Resources PLC	167,616	1,618,915
Vesuvius PLC	690,336	4,825,915
Victrex PLC	171,072	5,200,061
WH Smith PLC	320,976	7,078,278
Workspace Group PLC	187,488	2,431,751
WS Atkins PLC	263,319	5,434,522
Xaar PLC	224,208	1,509,136
Xchanging PLC	514,512	966,602
Zoopla Property Group PLC[b,c]	248,400	820,717

		990,593,067

TOTAL COMMON STOCKS
(Cost: $3,915,086,892)		4,414,250,938

INVESTMENT COMPANIES — 0.11%

AUSTRALIA — 0.11%
Spark Infrastructure Group	3,146,256	4,839,138

		4,839,138

TOTAL INVESTMENT COMPANIES
(Cost: $4,770,802)		4,839,138

Security	Shares	Value

PREFERRED STOCKS — 0.33%

AUSTRALIA — 0.06%
Gunns Ltd.[a]	4,914	$—
Multiplex SITES Trust[a]	37,189	2,625,287

		2,625,287
GERMANY — 0.21%
Biotest AG	17,712	1,488,538
Draegerwerk AG & Co. KGaA	15,552	1,801,059
Jungheinrich AG	36,288	2,580,850
Sartorius AG	20,304	3,360,418

		9,230,865
ITALY — 0.06%
Unipol Gruppo Finanziario SpA	538,704	2,834,716

		2,834,716

TOTAL PREFERRED STOCKS
(Cost: $13,235,097)		14,690,868

RIGHTS — 0.04%

BELGIUM — 0.00%
Cofinimmo SAa	48,900	29,041

		29,041
SPAIN — 0.01%
Merlin Properties SOCIMI SAa	214,200	326,430

		326,430
UNITED KINGDOM — 0.03%
Optimal Payments PLC[a]	635,375	1,357,213

		1,357,213

TOTAL RIGHTS
(Cost: $1,023,412)		1,712,684

SHORT-TERM INVESTMENTS — 5.99%

MONEY MARKET FUNDS — 5.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	249,654,853	249,654,853
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	14,024,493	14,024,493

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	4,210,324	$4,210,324

		267,889,670

TOTAL SHORT-TERM INVESTMENTS
(Cost: $267,889,670)		267,889,670

TOTAL INVESTMENTS IN SECURITIES — 105.20%
(Cost: $4,202,005,873)		4,703,383,298
Other Assets, Less Liabilities — (5.20)%		(232,279,683)

NET ASSETS — 100.00%		$4,471,103,615

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

193

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.58%

AUSTRALIA — 7.14%
AGL Energy Ltd.	293,458	$3,515,953
ALS Ltd.	172,640	717,615
ASX Ltd.	83,070	2,761,729
AusNet Services	784,810	913,053
Australia & New Zealand Banking Group Ltd.	1,197,430	32,102,630
Bank of Queensland Ltd.	158,080	1,623,406
Bendigo & Adelaide Bank Ltd.	191,360	1,824,806
CIMIC Group Ltd.	44,426	739,015
Coca-Cola Amatil Ltd.	248,300	2,011,345
Commonwealth Bank of Australia	246,090	17,249,975
Dexus Property Group	392,470	2,284,558
Federation Centres	623,480	1,450,721
Fortescue Metals Group Ltd.[a]	677,040	1,158,813
GPT Group (The)	725,920	2,559,385
Harvey Norman Holdings Ltd.	140,660	488,160
Incitec Pivot Ltd.	722,540	2,273,914
Insurance Australia Group Ltd.	1,011,010	4,633,092
Lend Lease Group	240,500	3,044,594
Medibank Pvt Ltd.[b]	421,200	734,209
Mirvac Group	1,607,710	2,548,843
National Australia Bank Ltd.	1,028,300	29,823,100
Novion Property Group	917,540	1,787,563
Orica Ltd.	161,070	2,566,288
QBE Insurance Group Ltd.	590,590	6,381,841
Rio Tinto Ltd.	187,980	8,473,585
Scentre Group	2,313,220	6,823,825
Stockland	1,015,040	3,554,720
Suncorp Group Ltd.	196,300	2,030,616
Tabcorp Holdings Ltd.	368,397	1,415,091
Tatts Group Ltd.	617,240	1,966,866
Toll Holdings Ltd.	295,490	2,092,948
Westfield Corp.	854,230	6,367,163
Westpac Banking Corp.	1,349,790	38,817,020
Woodside Petroleum Ltd.	322,660	8,920,156
WorleyParsons Ltd.	90,610	818,316

		206,474,914
AUSTRIA — 0.23%
IMMOFINANZ AGb	419,640	1,259,269
IMMOFINANZ AG Escrow[b]	269,008	3
OMV AG	64,740	2,158,196
Raiffeisen Bank International AG	52,260	877,813
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,320	331,339
Voestalpine AG	49,400	2,071,390

		6,698,010
BELGIUM — 0.46%
Ageas	95,550	3,588,938
Belgacom SA	65,770	2,454,531
Colruyt SA	10,790	510,108
Delhaize Group SA	44,200	3,570,495
Groupe Bruxelles Lambert SA	34,970	3,069,802

		13,193,874

Security	Shares	Value

DENMARK — 0.29%
AP Moeller — Maersk A/S Class A	780	$1,503,784
AP Moeller — Maersk A/S Class B	1,690	3,352,087
TDC A/S	350,610	2,669,058
Tryg A/S	9,100	987,200

		8,512,129
FINLAND — 0.92%
Elisa OYJ	62,270	1,904,205
Fortum OYJ	195,520	3,877,891
Metso OYJ	32,240	918,698
Neste Oil OYJ	20,540	558,370
Nokian Renkaat OYJ	50,050	1,632,591
Orion OYJ Class B	21,840	715,830
Sampo OYJ Class A	192,790	9,367,096
Stora Enso OYJ Class R	238,940	2,524,828
UPM-Kymmene OYJ	230,490	4,186,646
Wartsila OYJ Abp	22,750	1,045,193

		26,731,348
FRANCE — 11.21%
Alstom SAb	47,190	1,482,456
ArcelorMittal	443,950	4,734,404
Arkema SA	28,473	2,294,638
AXA SA	787,800	19,963,825
BNP Paribas SA	460,200	29,104,813
Bouygues SA	73,320	3,034,121
Cap Gemini SA	31,330	2,790,993
Cie. de Saint-Gobain	97,110	4,428,836
Cie. Generale des Etablissements Michelin Class B	80,990	9,045,385
CNP Assurances	72,930	1,310,408
Credit Agricole SA	445,900	6,947,678
Electricite de France SA	104,650	2,665,446
Eutelsat Communications SA	67,210	2,340,702
Fonciere Des Regions	13,110	1,240,311
GDF Suez	628,160	12,814,219
Gecina SA	12,480	1,710,300
ICADE	16,250	1,412,103
Imerys SA	15,340	1,167,493
Kering	21,060	3,894,979
Klepierre	77,789	3,774,307
Lagardere SCA	51,480	1,652,701
Natixis SA	204,100	1,689,209
Orange SA	803,660	13,273,976
Peugeot SAb	85,410	1,617,434
Renault SA	41,990	4,427,583
Rexel SA	120,250	2,267,777
Sanofi	518,440	52,981,534
Schneider Electric SE	227,630	17,048,930
SCOR SE	66,560	2,396,378
SES SA	46,020	1,611,491
Societe Generale SA	157,560	7,892,839
STMicroelectronics NV	278,330	2,220,604
Suez Environnement Co.	129,090	2,632,662
Technip SA	15,600	1,064,043
Thales SA	20,670	1,256,294
Total SA	928,980	50,471,354
Unibail-Rodamco SE	42,380	11,706,015
Vallourec SA	47,710	1,122,690
Veolia Environnement SA	185,250	3,927,449

194

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2015

Security	Shares	Value

Vinci SA	204,490	$12,561,523
Vivendi SA	525,200	13,191,514
Wendel SA	8,710	1,069,695

		324,241,112
GERMANY — 8.62%
Allianz SE Registered	198,770	33,988,857
Axel Springer SE	17,420	974,925
BASF SE	397,930	39,899,169
Bayerische Motoren Werke AG	93,600	11,128,136
Celesio AG	7,800	231,618
Daimler AG Registered	209,300	20,247,069
Deutsche Annington Immobilien SE	150,150	5,058,453
Deutsche Bank AG Registered	599,560	19,298,514
Deutsche Boerse AG	41,470	3,453,126
Deutsche Lufthansa AG Registered[b]	35,230	489,514
Deutsche Telekom AG Registered	1,376,830	25,417,740
E.ON SE	870,870	13,622,912
Hannover Rueck SE	25,740	2,625,863
HeidelbergCement AG	21,580	1,664,894
K+S AG Registered	74,490	2,447,333
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	75,140	14,726,251
Osram Licht AG	25,090	1,325,884
ProSiebenSat.1 Media AG Registered	94,640	4,866,581
RTL Group SA	10,920	1,025,411
RWE AG	214,110	5,347,838
Siemens AG Registered	344,760	37,670,139
Telefonica Deutschland Holding AG	260,650	1,623,625
Volkswagen AG	7,930	2,019,779

		249,153,631
HONG KONG — 3.27%
Bank of East Asia Ltd. (The)	520,000	2,260,826
BOC Hong Kong Holdings Ltd.	1,690,000	6,573,670
Cheung Kong Infrastructure Holdings Ltd.	260,000	2,207,156
CK Hutchison Holdings Ltd.	603,000	13,108,442
CLP Holdings Ltd.	845,000	7,407,643
First Pacific Co. Ltd./Hong Kong	1,040,000	1,008,986
Hang Lung Properties Ltd.	1,040,088	3,522,356
Hang Seng Bank Ltd.	325,000	6,343,897
Henderson Land Development Co. Ltd.	260,920	2,097,149
HKT Trust & HKT Ltd.	1,089,920	1,459,573
Hysan Development Co. Ltd.[a]	260,000	1,204,208
Kerry Properties Ltd.	260,000	1,063,326
Link REIT (The)	985,000	6,118,802
New World Development Co. Ltd.	2,246,000	2,984,564
NWS Holdings Ltd.	650,000	1,106,932
PCCW Ltd.	1,820,000	1,213,936
Power Assets Holdings Ltd.	585,000	5,920,831
Sino Land Co. Ltd.	1,300,000	2,297,724
SJM Holdings Ltd.[a]	520,000	662,147
Sun Hung Kai Properties Ltd.	713,000	11,875,438
Swire Pacific Ltd. Class A	263,000	3,559,304
Swire Properties Ltd.	520,000	1,791,218
Wharf Holdings Ltd. (The)	650,419	4,703,300
Wheelock & Co. Ltd.	390,000	2,203,802
Wynn Macau Ltd.[a]	260,000	529,315
Yue Yuen Industrial Holdings Ltd.	325,000	1,236,913

		94,461,458

Security	Shares	Value

IRELAND — 0.34%
CRH PLC	351,506	$9,892,296
Irish Bank Resolution Corp. Ltd.[b]	246,432	3

		9,892,299
ISRAEL — 0.60%
Bank Hapoalim BM	461,240	2,309,901
Bank Leumi le-Israel BMb	289,510	1,126,180
Bezeq The Israeli Telecommunication Corp. Ltd.	838,630	1,589,225
Delek Group Ltd.	1,300	362,364
Israel Corp. Ltd. (The)	1,170	431,202
Mizrahi Tefahot Bank Ltd.[b]	27,690	309,880
Teva Pharmaceutical Industries Ltd.	185,770	11,346,788

		17,475,540
ITALY — 2.94%
Assicurazioni Generali SpA	507,130	9,933,263
Atlantia SpA	177,840	5,009,864
Banco Popolare SCb	153,728	2,447,813
CNH Industrial NV	266,760	2,350,989
Enel Green Power SpA	764,010	1,488,778
Enel SpA	2,858,180	13,566,778
Eni SpA	1,106,170	21,294,930
EXOR SpA	43,030	1,991,855
Intesa Sanpaolo SpA RSP	264,680	809,090
Mediobanca SpA	261,950	2,559,564
Snam SpA	919,490	4,797,237
Telecom Italia SpA[b]	4,398,420	5,219,439
Telecom Italia SpA RSP	2,558,780	2,465,827
Terna Rete Elettrica Nazionale SpA	667,800	3,153,350
UniCredit SpA[a]	959,010	6,931,290
UnipolSai SpA	400,140	1,123,632

		85,143,699
JAPAN — 22.78%
Aeon Co. Ltd.	273,000	3,401,379
AEON Financial Service Co. Ltd.	26,000	665,915
Air Water Inc.	50,000	889,530
Aisin Seiki Co. Ltd.	78,000	3,578,340
Alfresa Holdings Corp.	78,000	1,171,271
Aozora Bank Ltd.	520,000	1,946,687
Asahi Glass Co. Ltd.	390,000	2,626,723
Asahi Kasei Corp.	390,000	3,689,145
Bank of Kyoto Ltd. (The)	130,000	1,421,994
Bank of Yokohama Ltd. (The)	520,000	3,318,058
Benesse Holdings Inc.	13,000	407,370
Bridgestone Corp.	104,000	4,363,533
Canon Inc.	495,600	17,737,568
Central Japan Railway Co.	65,000	11,653,505
Chiba Bank Ltd. (The)	260,000	2,146,570
Chubu Electric Power Co. Inc.	130,000	1,723,448
Chugoku Bank Ltd. (The)	66,000	1,063,324
Chugoku Electric Power Co. Inc. (The)	130,000	1,903,234
Citizen Holdings Co. Ltd.	117,000	921,960
Credit Saison Co. Ltd.	65,000	1,235,690
Dai Nippon Printing Co. Ltd.	260,000	2,699,507
Daihatsu Motor Co. Ltd.	78,000	1,131,512
Daiichi Sankyo Co. Ltd.	273,000	4,757,596
Daiwa House Industry Co. Ltd.	260,000	5,818,334

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2015

Security	Shares	Value

Daiwa Securities Group Inc.	780,000	$6,517,924
East Japan Railway Co.	78,000	6,905,741
Eisai Co. Ltd.	104,000	6,980,262
Electric Power Development Co. Ltd.	78,020	2,633,917
FamilyMart Co. Ltd.	26,000	1,121,083
FUJIFILM Holdings Corp.	195,000	7,389,697
Fukuoka Financial Group Inc.	390,000	2,248,684
Gunma Bank Ltd. (The)	135,000	960,015
Hachijuni Bank Ltd. (The)	146,000	1,143,160
Hankyu Hanshin Holdings Inc.	260,000	1,572,992
Hiroshima Bank Ltd. (The)	260,000	1,525,194
Hisamitsu Pharmaceutical Co. Inc.	26,000	1,123,256
Hitachi Chemical Co. Ltd.	39,000	757,709
Hitachi Construction Machinery Co. Ltd.	39,000	695,137
Hitachi Ltd.	780,000	5,340,135
Hokuhoku Financial Group Inc.	520,000	1,247,096
Hokuriku Electric Power Co.	78,000	1,156,280
Honda Motor Co. Ltd.	715,000	24,147,008
IBIDEN Co. Ltd.	52,000	912,509
Idemitsu Kosan Co. Ltd.	26,000	504,922
Iida Group Holdings Co. Ltd.	65,000	881,006
INPEX Corp.	377,000	4,756,998
Isetan Mitsukoshi Holdings Ltd.	52,000	844,723
ITOCHU Corp.	676,000	8,360,324
ITOCHU Techno-Solutions Corp.	26,000	594,217
Iyo Bank Ltd. (The)	104,000	1,300,109
J Front Retailing Co. Ltd.	104,000	1,732,899
Japan Airlines Co. Ltd.	52,000	1,738,113
Japan Display Inc.[b]	156,000	646,578
Japan Prime Realty Investment Corp.	390	1,402,983
Japan Real Estate Investment Corp.	520	2,459,430
Japan Retail Fund Investment Corp.	1,040	2,216,094
Japan Tobacco Inc.	481,000	16,925,637
JFE Holdings Inc.	208,000	4,710,287
Joyo Bank Ltd. (The)	260,000	1,425,253
JSR Corp.	78,000	1,336,826
JX Holdings Inc.	975,000	4,258,649
Kamigumi Co. Ltd.	130,000	1,302,499
Kaneka Corp.	130,000	908,164
KDDI Corp.	390,000	9,255,452
Keisei Electric Railway Co. Ltd.	40,000	474,973
Kirin Holdings Co. Ltd.	351,000	4,651,843
Kobe Steel Ltd.	1,300,000	2,368,179
Konami Corp.	13,000	239,968
Kuraray Co. Ltd.	156,000	2,119,629
Kurita Water Industries Ltd.	26,000	677,864
Kyocera Corp.	143,700	7,530,231
Kyowa Hakko Kirin Co. Ltd.	130,000	1,907,579
LIXIL Group Corp.	78,000	1,631,436
Marubeni Corp.	715,000	4,444,029
Marui Group Co. Ltd.	104,000	1,131,512
Maruichi Steel Tube Ltd.	13,000	330,785
McDonald’s Holdings Co. Japan Ltd.[a]	13,000	281,900
Medipal Holdings Corp.	65,000	891,326
Miraca Holdings Inc.	7,800	391,727
Mitsubishi Chemical Holdings Corp.	208,000	1,298,892
Mitsubishi Corp.	598,000	12,944,924
Mitsubishi Estate Co. Ltd.	186,000	4,387,716
Mitsubishi Gas Chemical Co. Inc.	130,000	730,008
Mitsubishi Heavy Industries Ltd.	650,000	3,626,682
Mitsubishi Materials Corp.	520,000	1,885,853
Mitsubishi Motors Corp.	273,000	2,525,370
Mitsubishi Tanabe Pharma Corp.	104,000	1,768,530
Mitsubishi UFJ Financial Group Inc.	5,499,000	39,329,774

Security	Shares	Value

Mitsubishi UFJ Lease & Finance Co. Ltd.	208,000	$1,122,821
Mitsui & Co. Ltd.	728,000	10,223,147
Mitsui Fudosan Co. Ltd.	130,000	3,868,931
Mitsui OSK Lines Ltd.	650,000	2,297,568
Mizuho Financial Group Inc.	9,971,000	19,055,467
MS&AD Insurance Group Holdings Inc.	221,008	6,357,651
Nagoya Railroad Co. Ltd.	130,000	514,916
NEC Corp.	363,000	1,219,403
NH Foods Ltd.	25,000	546,503
NHK Spring Co. Ltd.	65,000	747,389
Nikon Corp.	143,000	2,033,810
Nintendo Co. Ltd.	26,000	4,414,807
Nippon Building Fund Inc.	650	3,231,804
Nippon Electric Glass Co. Ltd.	151,000	866,859
Nippon Express Co. Ltd.	390,000	2,248,684
Nippon Prologis REIT Inc.	650	1,406,785
Nippon Steel & Sumitomo Metal Corp.	3,250,000	8,500,460
Nippon Telegraph & Telephone Corp.	156,000	10,538,180
Nippon Yusen KK	260,000	821,258
Nissan Motor Co. Ltd.	1,079,000	11,279,594
Nisshin Seifun Group Inc.	99,330	1,165,366
Nissin Foods Holdings Co. Ltd.	13,000	623,548
Nomura Holdings Inc.	1,548,800	10,009,542
Nomura Real Estate Holdings Inc.	52,000	1,061,118
NTT DOCOMO Inc.	663,000	11,773,001
NTT Urban Development Corp.	26,000	273,101
Oji Holdings Corp.	390,000	1,740,286
ORIX Corp.	572,000	8,864,160
Osaka Gas Co. Ltd.	797,000	3,391,263
Otsuka Holdings Co. Ltd.	169,000	5,357,245
Resona Holdings Inc.	962,000	5,158,481
Ricoh Co. Ltd.	312,000	3,258,962
Rohm Co. Ltd.	15,200	1,059,313
Sankyo Co. Ltd.	26,000	985,293
SBI Holdings Inc./Japan	91,000	1,217,440
Sega Sammy Holdings Inc.	78,000	1,093,056
Sekisui Chemical Co. Ltd.	130,000	1,743,545
Sekisui House Ltd.	234,000	3,649,712
Seven & I Holdings Co. Ltd.	117,000	5,059,539
Shimamura Co. Ltd.	13,000	1,299,240
Shionogi & Co. Ltd.	65,000	2,142,768
Shiseido Co. Ltd.	52,000	939,667
Shizuoka Bank Ltd. (The)	260,000	2,876,577
Showa Shell Sekiyu KK	39,000	377,388
Stanley Electric Co. Ltd.	39,000	880,897
Sumitomo Chemical Co. Ltd.	390,000	2,199,799
Sumitomo Corp.	481,000	5,701,500
Sumitomo Electric Industries Ltd.	117,000	1,660,115
Sumitomo Heavy Industries Ltd.	130,000	814,741
Sumitomo Metal Mining Co. Ltd.	260,000	3,840,144
Sumitomo Mitsui Financial Group Inc.	546,900	23,956,295
Sumitomo Mitsui Trust Holdings Inc.	1,474,050	6,532,036
Sumitomo Rubber Industries Ltd.	78,000	1,447,631
Suntory Beverage & Food Ltd.	26,000	1,110,220
Suzuken Co. Ltd./Aichi Japan	28,560	896,154
T&D Holdings Inc.	247,000	3,580,024
Taisei Corp.	130,000	754,993
Taisho Pharmaceutical Holdings Co. Ltd.	13,000	912,509
Taiyo Nippon Sanso Corp.	13,000	168,488
Takashimaya Co. Ltd.	130,000	1,216,679
Takeda Pharmaceutical Co. Ltd.	338,000	17,390,039
TDK Corp.	13,000	939,667
Tobu Railway Co. Ltd.	260,000	1,240,578
Tohoku Electric Power Co. Inc.	195,000	2,455,628

196

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2015

Security	Shares	Value

Tokio Marine Holdings Inc.	299,000	$12,245,333
Tokyo Electric Power Co. Inc.[b]	624,000	2,555,026
Tokyo Tatemono Co. Ltd.	176,000	1,283,931
Tokyu Corp.	260,000	1,735,940
Tokyu Fudosan Holdings Corp.	208,000	1,550,397
TonenGeneral Sekiyu KK	130,000	1,248,183
Toppan Printing Co. Ltd.	260,000	2,187,850
Toyo Seikan Group Holdings Ltd.	65,000	1,033,091
Toyo Suisan Kaisha Ltd.	26,000	910,337
Toyoda Gosei Co. Ltd.	26,000	604,212
Toyota Industries Corp.	39,000	2,222,612
Toyota Motor Corp.	767,000	53,568,864
Toyota Tsusho Corp.	91,000	2,349,712
Trend Micro Inc./Japan	13,000	441,589
United Urban Investment Corp.	1,040	1,653,815
West Japan Railway Co.	78,000	4,328,554
Yamada Denki Co. Ltd.	353,500	1,450,393
Yamaguchi Financial Group Inc.	130,000	1,631,654
Yamaha Corp.	65,000	1,183,546
Yamazaki Baking Co. Ltd.	3,000	53,572
Yokohama Rubber Co. Ltd. (The)	48,000	517,022

		658,651,303
NETHERLANDS — 2.24%
Aegon NV	791,700	6,267,639
Akzo Nobel NV	105,820	8,113,010
Altice SAb	18,980	2,007,277
Boskalis Westminster NV	37,570	1,957,606
Delta Lloyd NV	97,110	1,835,192
ING Groep NV CVA[b]	839,020	12,969,559
Koninklijke Ahold NV	386,100	7,484,747
Koninklijke DSM NV	74,750	4,267,628
Koninklijke KPN NV	696,930	2,584,146
Koninklijke Philips NV	405,990	11,671,282
Koninklijke Vopak NV	11,570	607,269
NN Group NVb	23,790	693,372
Wolters Kluwer NV	129,870	4,208,607

		64,667,334
NEW ZEALAND — 0.14%
Contact Energy Ltd.	162,370	702,164
Meridian Energy Ltd.	548,080	838,734
Mighty River Power Ltd.	305,630	700,401
Spark New Zealand Ltd.	814,580	1,841,937

		4,083,236
NORWAY — 1.28%
DNB ASA	425,620	7,568,586
Gjensidige Forsikring ASA	85,020	1,479,148
Orkla ASA	352,950	2,768,144
Seadrill Ltd.[a]	172,120	2,180,194
Statoil ASA	486,200	10,258,881
Subsea 7 SA	122,720	1,362,289
Telenor ASA	326,300	7,374,281
Yara International ASA	77,480	3,972,964

		36,964,487

Security	Shares	Value

PORTUGAL — 0.14%
EDP — Energias de Portugal SA	1,015,560	$4,064,885

		4,064,885
SINGAPORE — 1.50%
Ascendas REIT	910,546	1,697,972
CapitaCommercial Trust	910,000	1,164,509
CapitaMall Trust	1,040,800	1,720,850
DBS Group Holdings Ltd.	260,000	4,139,821
Golden Agri-Resources Ltd.	1,950,000	618,323
Hutchison Port Holdings Trust	2,470,000	1,667,250
Keppel Corp. Ltd.	429,000	2,824,265
Oversea-Chinese Banking Corp. Ltd.	1,300,000	10,482,051
Sembcorp Marine Ltd[a]	130,000	291,495
Singapore Press Holdings Ltd.[a]	472,000	1,493,096
Singapore Telecommunications Ltd.	3,419,000	11,434,955
Suntec REIT	1,040,000	1,389,755
UOL Group Ltd.[a]	208,000	1,253,135
Wilmar International Ltd.	910,000	2,239,704
Yangzijiang Shipbuilding Holdings Ltd.[a]	780,000	862,708

		43,279,889
SPAIN — 4.43%
Abertis Infraestructuras SA	92,040	1,698,125
ACS Actividades de Construccion y Servicios SA	79,243	2,799,286
Amadeus IT Holding SA Class A	97,630	4,466,773
Banco Santander SA	6,147,797	46,541,497
Enagas SA	63,923	1,970,869
Endesa SA	139,880	2,779,829
Ferrovial SA	186,160	4,234,612
Gas Natural SDG SA	158,600	3,901,825
Iberdrola SA	2,276,950	15,249,933
Mapfre SA	429,650	1,599,358
Red Electrica Corp. SA	35,696	3,000,336
Repsol SA	461,500	9,523,018
Telefonica SA	1,950,390	29,810,346
Zardoya Otis SA	52,000	670,672

		128,246,479
SWEDEN — 2.63%
Electrolux AB Class B	36,790	1,102,773
Industrivarden AB Class C	71,500	1,488,165
Investment AB Kinnevik Class B	101,660	3,506,210
Nordea Bank AB	1,321,060	16,801,280
Sandvik AB	461,370	5,801,416
Securitas AB Class B	134,550	2,010,915
Skandinaviska Enskilda Banken AB Class A	660,790	8,372,294
Skanska AB Class B	165,620	3,689,105
Svenska Cellulosa AB SCA Class B	165,230	4,183,013
Svenska Handelsbanken AB Class A	216,840	10,007,980
Swedbank AB Class A	394,420	9,182,280
Swedish Match AB	31,850	979,489
Tele2 AB Class B	138,580	1,848,762
TeliaSonera AB	1,128,010	7,024,438

		75,998,120
SWITZERLAND — 3.88%
Adecco SA Registered	73,710	6,034,323

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2015

Security	Shares	Value

Aryzta AG	13,390	$904,672
Baloise Holding AG Registered	20,670	2,698,197
Credit Suisse Group AG Registered	663,000	17,549,792
Nestle SA Registered	488,410	38,003,084
Pargesa Holding SA Bearer	12,480	909,126
Sulzer AG Registered	10,530	1,182,363
Swiss Life Holding AG Registered[b]	14,040	3,337,291
Swiss Prime Site AG Registered	12,350	1,083,541
Swiss Re AGb	152,620	13,536,900
Swisscom AG Registered	6,760	4,018,913
Transocean Ltd.[a]	158,990	2,839,047
Zurich Insurance Group AGb	64,870	20,051,609

		112,148,858
UNITED KINGDOM — 23.54%
3i Group PLC	424,450	3,303,765
Admiral Group PLC	83,460	1,998,246
Anglo American PLC	605,410	10,280,519
Antofagasta PLC	165,490	1,987,485
AstraZeneca PLC	547,950	37,863,321
Aviva PLC	1,734,850	14,049,980
BAE Systems PLC	1,366,170	10,665,265
Barclays PLC	7,145,190	28,032,883
BHP Billiton PLC	914,940	21,948,189
BP PLC	7,912,450	57,161,604
British Land Co. PLC (The)	421,590	5,393,587
BT Group PLC	1,755,130	12,292,470
Centrica PLC	2,171,520	8,522,910
Cobham PLC	315,770	1,441,221
Coca-Cola HBC AGb	43,680	925,657
Direct Line Insurance Group PLC	649,480	3,184,900
G4S PLC	237,120	1,067,675
GKN PLC	709,280	3,829,121
Hammerson PLC	343,864	3,535,216
HSBC Holdings PLC	8,333,390	82,997,862
ICAP PLC	241,020	2,061,206
Imperial Tobacco Group PLC	413,920	20,304,040
Intu Properties PLC	401,050	2,113,955
Investec PLC	242,320	2,327,408
J Sainsbury PLC[a]	534,690	2,235,804
Kingfisher PLC	1,020,760	5,510,677
Land Securities Group PLC	344,370	6,609,840
Legal & General Group PLC	2,572,310	10,277,792
Lloyds Banking Group PLC	24,770,460	29,455,471
Marks & Spencer Group PLC	705,120	5,997,688
Melrose Industries PLC	217,284	886,534
National Grid PLC	1,634,620	22,080,498
Old Mutual PLC	2,118,740	7,648,281
Pearson PLC	354,510	7,191,270
Persimmon PLC[b]	46,800	1,222,638
Petrofac Ltd.	56,680	761,280
Rexam PLC	302,640	2,695,150
Rio Tinto PLC	551,200	24,437,580
Rolls-Royce Holdings PLC	817,960	13,148,219
Rolls-Royce Holdings PLC[b]	114,929,100	176,617
Royal Dutch Shell PLC Class A	1,696,630	53,697,259
Royal Dutch Shell PLC Class B	1,059,890	34,114,918
RSA Insurance Group PLC	154,960	1,018,264
SEGRO PLC	326,170	2,150,327
Severn Trent PLC	67,990	2,220,277
SSE PLC	428,480	10,186,478
Standard Chartered PLC	1,072,890	17,641,770
Standard Life PLC	847,504	6,093,937

Security	Shares	Value

Tate & Lyle PLC	204,100	$1,870,926
Tesco PLC	3,524,690	11,970,613
United Utilities Group PLC	300,690	4,486,848
Vodafone Group PLC	11,503,570	40,756,881
William Hill PLC	188,760	1,047,758
Wm Morrison Supermarkets PLC	906,620	2,602,588
WPP PLC	568,880	13,340,693

		680,823,361

TOTAL COMMON STOCKS (Cost: $2,643,499,458)		2,850,905,966

PREFERRED STOCKS — 0.71%

GERMANY — 0.71%
Bayerische Motoren Werke AG	23,400	2,146,702
Porsche Automobil Holding SE	66,820	6,386,850
Volkswagen AG	46,540	12,070,208

		20,603,760

TOTAL PREFERRED STOCKS (Cost: $16,843,091)		20,603,760

RIGHTS — 0.04%

ITALY — 0.00%
UnipolSai SpA Class Ab	400,140	5
UnipolSai SpA Class Bb	400,140	4

		9

SPAIN — 0.04%
Banco Santander SAb	6,131,060	1,016,784

		1,016,784

TOTAL RIGHTS (Cost: $990,086)		1,016,793

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	19,657,655	19,657,655
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,104,279	1,104,279

198

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	971,506	$971,506

		21,733,440

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,733,440)		21,733,440

TOTAL INVESTMENTS IN SECURITIES — 100.08% (Cost: $2,683,066,075)		2,894,259,959
Other Assets, Less Liabilities — (0.08)%		(2,297,900)

NET ASSETS — 100.00%		$2,891,962,059

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

199

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.16%

AUSTRIA — 0.71%
Erste Group Bank AG	56,416	$1,604,446
IMMOEAST AG Escrow[a]	740	—
IMMOFINANZ AGa	194,016	582,209
IMMOFINANZ AG Escrow[a]	328	—
Raiffeisen Bank International AG	23,736	398,695
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,912	315,090

		2,900,440
BELGIUM — 1.59%
Ageas	44,376	1,666,800
Groupe Bruxelles Lambert SA	16,512	1,449,487
KBC Groep NVa	51,256	3,381,767

		6,498,054
DENMARK — 1.04%
Danske Bank A/S	133,472	3,787,719
Tryg A/S	4,472	485,138

		4,272,857
FINLAND — 1.08%
Sampo OYJ Class A	90,816	4,412,481

		4,412,481
FRANCE — 11.60%
AXA SA	369,456	9,362,471
BNP Paribas SA	215,688	13,640,936
CNP Assurances	34,744	624,281
Credit Agricole SA	209,840	3,269,569
Eurazeo SA	7,568	541,977
Fonciere Des Regions	6,152	582,029
Gecina SA	5,848	801,429
ICADE	7,568	657,649
Klepierre	35,088	1,702,463
Natixis SA	188,856	1,563,044
SCOR SE	30,960	1,114,661
Societe Generale SA	147,576	7,392,699
Unibail-Rodamco SE	19,952	5,511,053
Wendel SA	6,536	802,701

		47,566,962
GERMANY — 10.47%
Allianz SE Registered	92,880	15,882,100
Commerzbank AGa	197,456	2,687,194
Deutsche Annington Immobilien SE	70,520	2,375,772
Deutsche Bank AG Registered	280,360	9,024,170
Deutsche Boerse AG	39,216	3,265,440
Deutsche Wohnen AG Bearer	59,512	1,563,791
Hannover Rueck SE	12,384	1,263,352
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	35,088	6,876,693

		42,938,512

Security	Shares	Value

IRELAND — 0.53%
Bank of Ireland[a]	5,619,928	$2,172,606

		2,172,606
ITALY — 6.35%
Assicurazioni Generali SpA	237,016	4,642,483
Banca Monte dei Paschi di Siena SpA[a,b]	880,296	545,488
Banco Popolare SCa	67,308	1,071,746
EXOR SpA	19,952	923,576
Intesa Sanpaolo SpA	2,576,904	8,708,849
Intesa Sanpaolo SpA RSP	188,512	576,255
Mediobanca SpA	121,776	1,189,897
UniCredit SpA	895,432	6,471,777
Unione di Banche Italiane SpA	173,032	1,382,443
UnipolSai SpA	184,384	517,768

		26,030,282
NETHERLANDS — 4.10%
Aegon NV	369,112	2,922,143
Delta Lloyd NV	44,322	837,601
ING Groep NV CVA[a]	785,008	12,134,642
NN Group NVa	31,992	932,423

		16,826,809
NORWAY — 1.04%
DNB ASA	199,176	3,541,847
Gjensidige Forsikring ASA	40,592	706,205

		4,248,052
PORTUGAL — 0.17%
Banco Comercial Portugues SA Registered[a]	7,120,800	710,948

		710,948
SPAIN — 10.80%
Banco Bilbao Vizcaya Argentaria SA	1,285,184	12,961,015
Banco de Sabadell SA	882,016	2,369,058
Banco Popular Espanol SA	362,232	1,894,737
Banco Santander SA	2,863,777	21,680,037
Bankia SAa	930,864	1,300,720
Bankinter SA	136,224	1,034,023
CaixaBank SA	467,621	2,350,631
Mapfre SA	186,792	695,327

		44,285,548
SWEDEN — 6.56%
Industrivarden AB Class C	33,368	694,505
Investment AB Kinnevik Class B	48,504	1,672,882
Investor AB Class B	92,536	3,769,991
Nordea Bank AB	617,480	7,853,129
Skandinaviska Enskilda Banken AB Class A	308,912	3,913,955
Svenska Handelsbanken AB Class A	101,480	4,683,683
Swedbank AB Class A	184,040	4,284,536

		26,872,681

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2015

Security	Shares	Value

SWITZERLAND — 11.36%
Baloise Holding AG Registered	9,632	$1,257,331
Credit Suisse Group AG Registered[a]	310,288	8,213,408
Julius Baer Group Ltd.[a]	45,752	2,411,393
Pargesa Holding SA Bearer	6,192	451,066
Partners Group Holding AG	3,440	1,081,311
Swiss Life Holding AG Registered[a]	6,536	1,553,599
Swiss Prime Site AG Registered[a]	10,744	942,637
Swiss Re AG	71,552	6,346,431
UBS Group AGa	742,352	14,943,707
Zurich Insurance Group AGa	30,272	9,357,211

		46,558,094
UNITED KINGDOM — 31.76%
3i Group PLC	196,424	1,528,893
Aberdeen Asset Management PLC	185,760	1,356,252
Admiral Group PLC	39,560	947,168
Aviva PLC	813,904	6,591,541
Barclays PLC	3,345,056	13,123,733
British Land Co. PLC (The)	197,456	2,526,142
Direct Line Insurance Group PLC	303,064	1,486,156
Hammerson PLC	158,584	1,630,379
Hargreaves Lansdown PLC	47,816	903,819
HSBC Holdings PLC	3,900,616	38,848,870
ICAP PLC	111,456	953,173
Intu Properties PLC	186,448	982,777
Investec PLC	111,800	1,073,804
Land Securities Group PLC	160,992	3,090,081
Legal & General Group PLC	1,205,720	4,817,514
Lloyds Banking Group PLC	11,607,592	13,803,018
London Stock Exchange Group PLC	63,183	2,474,989
Old Mutual PLC	998,632	3,604,887
Prudential PLC	521,848	13,063,763
Royal Bank of Scotland Group PLC[a]	517,720	2,693,127
RSA Insurance Group PLC	205,024	1,347,242
Schroders PLC	25,112	1,253,045
SEGRO PLC	149,984	988,793
Standard Chartered PLC	502,584	8,264,101
Standard Life PLC	398,696	2,866,805

		130,220,072

TOTAL COMMON STOCKS (Cost: $420,705,462)		406,514,398

RIGHTS — 0.11%

ITALY — 0.00%
UnipolSai SpA Class Aa	173,664	2
UnipolSai SpA Class Ba	173,664	2

		4
SPAIN — 0.11%
Banco Popular Espanol SAa	341,172	6,499

Security	Shares	Value

Banco Santander SAa	2,643,234	$438,358

		444,857

TOTAL RIGHTS (Cost: $433,418)		444,861

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	497,662	497,662
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	27,957	27,957
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	468,209	468,209

		993,828

TOTAL SHORT-TERM INVESTMENTS (Cost: $993,828)		993,828

TOTAL INVESTMENTS IN SECURITIES — 99.51% (Cost: $422,132,708)		407,953,087
Other Assets, Less Liabilities — 0.49%		2,020,817

NET ASSETS — 100.00%		$409,973,904

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

201

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.47%

BELGIUM — 3.84%
Anheuser-Busch InBev NV	476	$58,085
Belgacom SA	2,205	82,290
Colruyt SA	875	41,367
Groupe Bruxelles Lambert SA	1,274	111,837
Telenet Group Holding NVa	245	14,699
UCB SA	371	26,739

		335,017
DENMARK — 4.52%
Carlsberg A/S Class B	308	28,072
Coloplast A/S Class B	1,197	97,773
Danske Bank A/S	728	20,660
Novo Nordisk A/S Class B	2,807	159,611
TDC A/S	3,409	25,951
Tryg A/S	420	45,563
William Demant Holding A/Sa,b	203	16,673

		394,303
FINLAND — 3.28%
Elisa OYJ	1,218	37,246
Fortum OYJ	5,474	108,570
Orion OYJ Class B	399	13,078
Sampo OYJ Class A	2,604	126,520

		285,414
FRANCE — 10.36%
Aeroports de Paris	574	70,655
Air Liquide SA	462	60,467
Danone SA	1,848	133,586
Dassault Systemes	126	9,714
Essilor International SA	504	61,417
Eutelsat Communications SA	203	7,070
L’Oreal SA	665	127,013
Pernod Ricard SA	35	4,353
Sanofi	1,043	106,589
SCOR SE	1,645	59,225
SES SA	3,052	106,872
Societe BIC SA	35	5,983
Sodexo SA	217	21,962
Total SA	973	52,863
Vivendi SA	2,968	74,548

		902,317
GERMANY — 11.16%
Bayer AG Registered	112	16,303
Beiersdorf AG	602	52,589
Celesio AG	1,029	30,556
Deutsche Telekom AG Registered	3,815	70,429
Fresenius Medical Care AG & Co. KGaA	1,694	142,802
Fresenius SE & Co. KGaA	2,142	128,244
Hannover Rueck SE	336	34,277
Kabel Deutschland Holding AGa	406	54,593

Security	Shares	Value

Linde AG	238	$46,618
MAN SE	721	78,214
Merck KGaA	756	81,994
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	581	113,867
QIAGEN NVa	469	11,359
RTL Group SAa	42	3,944
SAP SE	665	50,619
Telefonica Deutschland Holding AG	9,002	56,075

		972,483
IRELAND — 1.41%
Kerry Group PLC Class A	1,169	85,839
Ryanair Holdings PLC ADR	567	36,770

		122,609
ITALY — 1.15%
Snam SpA	17,255	90,024
Terna Rete Elettrica Nazionale SpA	2,156	10,181

		100,205
NETHERLANDS — 2.38%
Altice SAa	308	32,573
ASML Holding NV	203	21,999
Reed Elsevier NV	798	19,257
Unilever NV CVA	3,059	133,905

		207,734
NORWAY — 2.58%
Gjensidige Forsikring ASA	2,800	48,714
Statoil ASA	4,368	92,165
Telenor ASA	3,717	84,003

		224,882
PORTUGAL — 0.24%
EDP — Energias de Portugal SA	5,184	20,750

		20,750
SPAIN — 0.40%
Iberdrola SA	5,154	34,519

		34,519
SWEDEN — 2.29%
Hennes & Mauritz AB Class B	1,653	65,781
ICA Gruppen AB	364	13,500
Svenska Cellulosa AB SCA Class B	189	4,785
Svenska Handelsbanken AB Class A	329	15,184
TeliaSonera AB	16,128	100,434

		199,684
SWITZERLAND — 19.47%
Barry Callebaut AG Registered[a]	42	50,881
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	14	76,806
Chocoladefabriken Lindt & Sprungli AG Registered	1	64,324
Givaudan SA Registered[a]	70	131,647
Kuehne + Nagel International AG Registered	945	141,816

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

Nestle SA Registered	1,729	$134,533
Novartis AG Registered	1,344	138,646
Partners Group Holding AG	329	103,416
Roche Holding AG	427	122,781
Schindler Holding AG Participation Certificates	91	15,463
Schindler Holding AG Registered	420	69,978
SGS SA Registered	52	101,014
Sonova Holding AG Registered	126	17,456
Swiss Prime Site AG Registered[a]	974	85,455
Swiss Re AG	1,512	134,110
Swisscom AG Registered	217	129,009
Syngenta AG Registered	147	49,329
Zurich Insurance Group AGa	420	129,824

		1,696,488
UNITED KINGDOM — 36.39%
Admiral Group PLC	2,772	66,369
AstraZeneca PLC	1,666	115,121
Babcock International Group PLC	1,561	24,205
BAE Systems PLC	6,489	50,658
BP PLC	17,927	129,509
British American Tobacco PLC	2,142	118,255
British Land Co. PLC (The)	4,284	54,807
BT Group PLC	16,191	113,397
Bunzl PLC	301	8,506
Capita PLC	280	4,922
Centrica PLC	25,914	101,709
Compass Group PLC	7,329	130,311
Diageo PLC	4,018	111,854
Direct Line Insurance Group PLC	19,397	95,118
Dixons Carphone PLC	1,113	7,257
G4S PLC	12,299	55,378
GlaxoSmithKline PLC	5,397	125,610
Hammerson PLC	940	9,664
HSBC Holdings PLC	12,411	123,609
Imperial Tobacco Group PLC	2,597	127,391
Inmarsat PLC	2,016	31,167
Intertek Group PLC	119	4,777
J Sainsbury PLC	1,092	4,566
Land Securities Group PLC	6,811	130,730
National Grid PLC	8,365	112,995
Next PLC	623	70,369
Randgold Resources Ltd.	980	74,759
Reckitt Benckiser Group PLC	1,463	130,984
Reed Elsevier PLC	3,661	60,874
Royal Dutch Shell PLC Class A	3,514	111,216
Royal Dutch Shell PLC Class B	3,444	110,853
RSA Insurance Group PLC	721	4,738
SABMiller PLC	91	4,843
Severn Trent PLC	1,288	42,061
Sky PLC	9,240	152,929
Smith & Nephew PLC	5,726	98,290
SSE PLC	5,110	121,483
Standard Chartered PLC	1,645	27,049
Unilever PLC	2,870	126,404
United Utilities Group PLC	5,642	84,189
Vodafone Group PLC	24,913	88,266

Security	Shares	Value

William Hill PLC	700	$3,885

		3,171,077

TOTAL COMMON STOCKS (Cost: $8,577,099)		8,667,482

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	4,684	4,684
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	263	263
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,268	4,268

		9,215

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,215)		9,215

TOTAL INVESTMENTS IN SECURITIES — 99.58% (Cost: $8,586,314)		8,676,697
Other Assets, Less Liabilities — 0.42%		36,494

NET ASSETS — 100.00%		$8,713,191

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

203

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.45%

AUSTRALIA — 0.00%
AED Oil Ltd.[a]	11,395	$—

		—
AUSTRIA — 1.69%
AMAG Austria Metall AGb	259	9,287
ams AG	2,397	131,120
Austria Technologie & Systemtechnik AG	1,020	16,219
BUWOG AGa	1,715	34,764
CA Immobilien Anlagen AGa	2,890	52,624
Conwert Immobilien Invest SEa	2,074	26,238
DO & CO AG	153	11,300
EVN AG	1,355	15,434
FACC AGa	833	6,714
Flughafen Wien AG	187	16,763
Lenzing AG	273	18,523
Mayr Melnhof Karton AG	323	37,442
Oesterreichische Post AG	1,173	56,973
Palfinger AG	442	13,234
RHI AG	748	21,533
S IMMO AGa	1,980	18,486
Schoeller-Bleckmann Oilfield Equipment AG	383	27,038
Semperit AG Holding	379	17,346
UNIQA Insurance Group AG	4,358	42,925
Wienerberger AG	4,054	65,847
Zumtobel Group AG	986	27,008

		666,818
BELGIUM — 2.54%
Ablynx NVa	1,739	19,194
Ackermans & van Haaren NV	820	100,155
AGFA-Gevaert NVa	6,222	15,603
Barco NV	425	28,669
Befimmo SA	700	48,334
BHF Kleinwort Benson Group[a]	2,686	12,792
bpost SA	2,059	59,007
Cie. d’Entreprises CFE	262	28,346
Cie. Maritime Belge SA	486	6,813
Cofinimmo SA	612	67,460
D’ieteren SA/NV	768	29,961
Econocom Group SA/NV	2,040	17,837
Elia System Operator SA/NV	1,050	46,522
Euronav NVa	2,708	37,384
EVS Broadcast Equipment SA	459	17,896
Exmar NV	1,071	11,297
Fagron	1,088	48,017
Galapagos NVa	846	35,616
Gimv NV	748	34,826
Ion Beam Applications[a]	646	16,019
KBC Ancora[a]	1,139	42,839
Kinepolis Group NV	544	21,061
Melexis NV	697	43,027
Mobistar SAa	1,037	19,754
NV Bekaert SA	1,394	40,621
Nyrstar NVa	10,095	39,592

Security	Shares	Value

Ontex Group NVa	1,153	$34,270
Tessenderlo Chemie NVa	1,116	36,703
ThromboGenics NVa,c	1,156	6,913
Warehouses De Pauw SCA	459	36,404

		1,002,932
CHINA — 0.00%
Boshiwa International Holding Ltd.[a,c]	20,000	387

		387
DENMARK — 3.27%
ALK-Abello A/S	209	24,791
Alm Brand A/S	2,771	18,182
Ambu A/S	864	22,768
Auriga Industries A/S Class Ba	544	26,138
Bang & Olufsen A/Sa,c	1,414	12,739
Bavarian Nordic A/Sa	884	41,678
Chr Hansen Holding A/S	3,519	170,402
D/S Norden A/Sa,c	935	18,784
DFDS A/S	255	28,563
FLSmidth & Co. A/S	1,697	72,594
Genmab A/Sa	1,479	114,145
GN Store Nord A/S	5,576	120,311
Jyske Bank A/S Registered[a]	2,472	121,225
Matas A/S	1,173	27,740
NKT Holding A/S	833	52,907
PER Aarsleff A/S Class B	75	21,036
Rockwool International A/S Class B	255	33,770
Royal Unibrew A/S	323	61,884
Schouw & Co.	408	20,890
SimCorp A/S	1,394	48,141
Solar A/S Class B	238	11,703
Spar Nord Bank A/S	3,383	36,573
Sydbank A/S	2,516	94,558
Topdanmark A/Sa	3,043	91,199

		1,292,721
FINLAND — 2.38%
Amer Sports OYJ	4,148	104,023
Cargotec OYJ Class B	1,327	53,665
Caverion Corp.	3,584	35,301
Citycon OYJ[a]	9,367	30,376
Cramo OYJ	1,207	22,519
Elektrobit OYJ	2,079	9,179
F-Secure OYJ	3,213	10,189
Huhtamaki OYJ	2,992	95,786
Kemira OYJ	3,517	41,262
Kesko OYJ Class B	2,240	91,892
Konecranes OYJ	1,674	54,473
Metsa Board OYJ	6,086	36,008
Oriola-KD OYJ Class Ba	3,885	17,457
Outokumpu OYJ[a,c]	6,494	39,368
Outotec OYJ[c]	5,729	40,123
PKC Group OYJ	765	16,750
Ramirent OYJ	2,397	18,452
Sanoma OYJ	2,839	14,933
Sponda OYJ	7,599	33,175
Stockmann OYJ Abp Class Ba	1,071	8,539
Technopolis OYJ	3,519	16,167
Tieto OYJ	1,863	44,758

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Uponor OYJ	1,904	$29,379
Valmet OYJ	4,403	51,015
YIT OYJ	3,536	25,160

		939,949
FRANCE — 7.05%
AB Science SAa	459	7,936
Air France-KLM[a,c]	4,733	40,890
Akka Technologies SA	335	10,466
Albioma SA	708	14,780
Alten SA	901	44,004
Altran Technologies SA	5,021	54,648
APERAM SAa	1,649	63,047
Belvedere SAa,c	898	17,710
Beneteau SA	1,326	20,802
Boiron SA	278	30,955
Bonduelle SCA	527	14,633
BOURBON SA	671	13,196
CGG SAa,c	5,614	39,808
Coface SAa	3,407	42,415
DBV Technologies SAa	459	23,587
Derichebourg SAa	3,247	10,140
Eiffage SA	1,441	87,905
Elior Participations SCA[b]	2,618	49,138
Eramet[a]	187	15,372
Etablissements Maurel et Prom[a]	3,230	30,222
Euler Hermes Group	484	52,879
Eurofins Scientific SE	313	88,279
Faiveley Transport SA	255	16,073
Faurecia	2,159	102,529
FFP[a]	255	21,039
GameLoft SEa	2,839	14,984
Gaztransport Et Technigaz SA	613	36,612
Genfit[a,c]	612	26,690
Groupe Fnac[a]	385	23,141
Guerbet	187	7,931
Haulotte Group SA	442	8,578
Havas SA	2,880	24,010
Ingenico	1,683	211,408
Innate Pharma SAa,c	1,433	25,130
Interparfums SA	357	12,269
Ipsen SA	1,156	66,413
IPSOS	1,241	36,573
Jacquet Metal Service	515	10,907
Korian-Medica	1,268	43,208
LISI	595	18,328
Mercialys SA	1,768	43,842
Mersen	544	14,843
Metropole Television SA	2,037	42,456
Montupet	208	14,663
MPI	3,162	12,401
Naturex[c]	204	13,620
Neopost SA	1,243	59,830
Nexans SAa	1,059	41,527
Nexity SA	969	42,531
NextRadioTV	307	9,563
Norbert Dentressangle SA	106	25,751
Orpea	1,275	83,936
Parrot SAa	323	8,506
Pierre & Vacances SAa	221	7,023
Plastic Omnium SA	2,125	59,303
Rallye SA	786	29,360

Security	Shares	Value

Rubis SCA	1,225	$83,225
Saft Groupe SA	935	37,299
Sartorius Stedim Biotech	136	34,616
SEB SA	799	74,061
Societe Television Francaise 1	4,097	71,687
SOITEC[a,c]	7,711	7,345
Solocal Group[a]	31,991	17,924
Sopra Steria Group	459	40,519
Stallergenes SA	153	9,327
Tarkett SA	697	18,760
Technicolor SA Registered[a]	9,901	67,155
Teleperformance	2,006	150,492
Trigano SA	340	12,218
UBISOFT Entertainment[a]	3,434	63,241
Valneva SEa	1,736	7,606
Vicat	646	46,487
Vilmorin & Cie SA	236	19,688
Virbac SA	153	39,792

		2,789,232
GERMANY — 9.00%
Aareal Bank AG	2,083	90,096
AIXTRON SEa,c	3,857	25,616
alstria office REIT-AGa	3,009	42,686
Amadeus Fire AG	187	15,204
Aurelius AG	731	35,210
Aurubis AG	1,173	74,566
BayWa AG	510	19,173
Bechtle AG	527	38,863
Bertrandt AG	162	21,502
Bijou Brigitte AG	168	10,444
Bilfinger SEc	1,615	80,965
Borussia Dortmund GmbH & Co. KGaA	2,581	9,929
BRAAS Monier Building Group SAa	795	21,834
CANCOM SE	493	20,534
Carl Zeiss Meditec AG Bearer	1,156	29,385
Cewe Stiftung & Co. KGAA	204	13,302
comdirect bank AG	1,193	12,684
CompuGroup Medical AG	867	24,783
CTS Eventim AG & Co. KGaA	1,530	52,248
Deutsche Beteiligungs AG	391	13,041
Deutsche Euroshop AG	1,506	75,206
DEUTZ AG	3,145	15,259
Dialog Semiconductor PLC[a]	2,456	111,624
DIC Asset AG	1,632	16,482
DMG MORI SEIKI AG	2,193	77,149
DO Deutsche Office AGa	2,686	12,756
Draegerwerk AG & Co. KGaA	102	8,977
Drillisch AG	1,841	85,344
Duerr AG	901	92,723
ElringKlinger AG	1,099	30,350
Evotec AGa,c	3,655	15,240
Freenet AG	4,471	145,615
Gerresheimer AG	1,086	61,686
Gerry Weber International AG	884	29,029
Gesco AG	136	11,143
Grammer AG	391	15,127
Grand City Properties SAa	2,642	50,032
Hamborner REIT AG	1,649	19,254
Hamburger Hafen und Logistik AG	897	19,771
Heidelberger Druckmaschinen AGa	9,062	24,401
Homag Group AG	255	9,998

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Indus Holding AG	816	$42,843
Jenoptik AG	1,558	18,942
KION Group AG	1,712	76,716
Kloeckner & Co. SEa	3,383	32,654
Kontron AGa	1,900	10,743
Krones AG	496	54,890
KUKA AGc	922	65,894
KWS Saat SE	81	24,420
LEG Immobilien AGa	1,863	144,753
LEONI AG	1,156	74,574
LPKF Laser & Electronics AG	850	10,049
Manz AGa,c	102	9,930
MLP AG	2,363	10,112
MorphoSys AGa	789	56,963
MTU Aero Engines AG	1,802	177,834
Nemetschek AG	170	22,126
Nordex SEa	2,244	48,769
NORMA Group SE	1,105	58,920
PATRIZIA Immobilien AGa	1,258	24,838
Pfeiffer Vacuum Technology AG	357	33,351
QSC AG	3,536	7,148
Rational AG	119	41,944
Rheinmetall AG	1,377	71,001
RHOEN-KLINIKUM AG	1,802	49,905
RIB Software AGc	952	15,121
SAF-Holland SA	1,547	23,523
Salzgitter AG	1,345	46,194
SGL Carbon SEa,c	1,290	21,039
Sixt SE	408	19,613
SLM Solutions Group AGa	425	8,477
SMA Solar Technology AGa,c	374	5,605
Software AG	2,121	61,628
STADA Arzneimittel AG	2,091	76,935
STRATEC Biomedical AG	170	8,506
Stroeer Media SE	765	28,434
Suedzucker AGc	2,822	42,658
TAG Immobilien AG	3,636	46,610
Takkt AG	1,174	21,397
Tom Tailor Holding AGa	688	8,534
Vossloh AG	327	20,648
VTG AG	391	9,004
Wacker Chemie AGc	561	70,155
Wacker Neuson SE	1,017	26,171
Wincor Nixdorf AG	1,058	40,255
Wirecard AG	4,098	180,971
XING AG	85	14,092
zooplus AGa,c	153	16,742

		3,560,862
HONG KONG — 0.00%
China Hongxing Sports Ltd.[a]	198,000	1
Peace Mark Holdings Ltd.[a]	30,000	—
Real Gold Mining Ltd.[a]	27,000	35
Titan Petrochemicals Group Ltd.[a]	400,000	1

		37
IRELAND — 1.87%
Aer Lingus Group PLC	8,092	21,036
C&C Group PLC	11,883	48,122
FBD Holdings PLC	765	8,251
Glanbia PLC	6,222	115,388

Security	Shares	Value

Hibernia REIT PLC	23,276	$32,081
Irish Continental Group PLC	5,270	23,621
Kingspan Group PLC	4,981	98,903
Origin Enterprises PLC[a]	1,085	9,763
Paddy Power PLC[a]	1,530	136,727
Smurfit Kappa Group PLC	7,995	245,068

		738,960
ISRAEL — 0.05%
Africa Israel Investments Ltd.[a]	1	1
Plus500 Ltd.	1,615	18,626

		18,627
ITALY — 6.40%
A2A SpA	44,098	50,995
ACEA SpA	1,992	26,853
Amplifon SpA	3,332	26,024
Anima Holding SpA[a,b]	6,889	61,524
Ansaldo STS SpA	4,322	45,960
Astaldi SpA	1,870	16,313
ASTM SpA	1,378	19,626
Autogrill SpA[a]	4,471	42,986
Azimut Holding SpA	3,269	96,339
Banca Carige SpA[a,c]	215,521	17,630
Banca Generali SpA	2,091	70,198
Banca IFIS SpA	731	15,031
Banca Popolare dell’Emilia Romagna SCa	16,690	138,301
Banca Popolare di Milano Scarl[a]	144,832	150,282
Banca Popolare di Sondrio Scarl	15,827	72,323
Beni Stabili SpA SIIQ	39,916	32,853
Brembo SpA	961	38,443
Brunello Cucinelli SpA	799	14,791
Buzzi Unicem SpA	2,618	42,332
Cementir Holding SpA	1,788	12,662
Cerved Information Solutions SpA[a]	3,349	24,393
CIR-Compagnie Industriali Riunite SpA[a]	13,651	16,352
Credito Emiliano SpA	3,060	25,682
Credito Valtellinese SCa	38,655	48,513
Danieli & C Officine Meccaniche SpA	428	10,436
Danieli & C Officine Meccaniche SpA RSP	1,329	24,691
Davide Campari-Milano SpA	10,370	80,295
De’ Longhi	1,855	41,967
DiaSorin SpA	825	37,644
Ei Towers SpA[a]	612	37,100
ERG SpA	1,904	27,373
Esprinet SpA	1,122	10,806
Fincantieri SpA[a]	18,581	16,917
FinecoBank Banca Fineco SpA	7,494	56,598
Geox SpA[a]	2,922	10,681
Hera SpA	21,882	57,769
Immobiliare Grande Distribuzione SIIQ SpA	13,277	13,055
Industria Macchine Automatiche SpA	408	20,802
Interpump Group SpA	2,510	42,245
Iren SpA	17,562	25,858
Italcementi SpA	6,885	49,299
Maire Tecnimont SpA[a,c]	3,961	11,895
MARR SpA	1,258	25,261
Mediaset SpA[a]	24,820	128,325
Mediolanum SpA	7,837	66,083
Moleskine SpA	5,049	8,028
Moncler SpA	3,536	63,000

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Piaggio & C SpA	6,443	$19,580
RCS MediaGroup SpA[a]	8,450	11,646
Recordati SpA	3,315	66,009
Reply SpA	170	18,192
Safilo Group SpA[a,c]	1,340	19,550
Salini Impregilo SpA[a]	6,795	29,832
Salvatore Ferragamo SpA	1,785	55,685
Saras SpA[a]	7,968	15,446
Societa Cattolica di Assicurazioni Scrl	4,639	39,610
Societa Iniziative Autostradali e Servizi SpA	2,501	28,894
Sogefi SpA[a]	1,666	5,552
Sorin SpA[a]	12,308	38,893
Tod’s SpA	446	41,081
Trevi Finanziaria Industriale SpA	3,201	9,326
Unipol Gruppo Finanziario SpA	7,123	37,482
Vittoria Assicurazioni SpA	1,029	11,185
World Duty Free SpA[a]	4,537	50,890
Yoox SpA[a,c]	1,819	57,479

		2,528,866
NETHERLANDS — 2.99%
Aalberts Industries NV	3,468	107,547
Accell Group	799	14,929
Amsterdam Commodities NV	578	16,386
Arcadis NV	2,176	68,968
ASM International NV	1,771	86,137
BE Semiconductor Industries NV	969	27,688
BinckBank NV	1,887	18,942
Brunel International NV	731	14,994
Corbion NV	1,938	44,334
Eurocommercial Properties NV	1,414	64,614
Euronext NVa,b	2,091	87,818
Fugro NV CVA	2,516	72,442
Grontmij NVa	2,635	11,678
IMCD Group NVa	1,043	38,983
Kendrion NV	442	13,809
Koninklijke BAM Groep NVa	8,042	33,712
Koninklijke Ten Cate NV	1,003	23,355
NSI NV	4,641	21,774
PostNL NVa	15,351	76,839
Royal Imtech NVa,c	3,197	17,149
SBM Offshore NVa	6,516	84,332
TKH Group NV	1,224	45,453
TomTom NVa	3,502	31,158
USG People NV	2,278	31,001
VastNed Retail NV	663	32,351
Wereldhave NV	1,159	74,313
Wessanen	2,724	23,250

		1,183,956
NORWAY — 3.03%
Akastor ASA[a,c]	5,253	10,247
Aker ASA Class A	884	19,884
Aker Solutions ASA	5,186	31,575
American Shipping ASA	1,422	6,001
Archer Ltd.[a,c]	9,078	3,361
Atea ASA	2,851	31,781
Austevoll Seafood ASA	3,179	18,478
Avance Gas Holding Ltd.[b]	743	11,733
Bakkafrost P/F	1,253	29,432
Borregaard ASA	3,247	25,100

Security	Shares	Value

BW LPG Ltd.[b]	2,601	$23,005
BW Offshore Ltd.	10,697	7,950
Det Norske Oljeselskap ASA[a,c]	3,502	25,537
DNO ASA[a,c]	22,671	42,571
Fred Olsen Energy ASA[c]	1,207	10,812
Golden Ocean Group Ltd.[a,c]	2,613	12,847
Hexagon Composites ASA[c]	2,295	7,401
Hoegh LNG Holdings Ltd.	1,324	17,834
Kongsberg Automotive ASA[a]	13,379	11,132
Kvaerner ASA	6,375	4,991
Leroy Seafood Group ASA	748	24,816
Marine Harvest ASA[a]	10,727	131,036
Nordic Semiconductor ASA[a]	3,519	26,852
Norwegian Air Shuttle ASA[a,c]	990	41,516
Norwegian Property ASA[a]	9,423	12,692
Ocean Yield ASA	1,479	11,089
Opera Software ASA[c]	4,274	41,631
Petroleum Geo-Services ASA[c]	7,602	50,320
Prosafe SE	8,330	29,626
REC Silicon ASA[a]	68,306	19,126
REC Solar ASA[a]	1,250	16,920
Salmar ASA	1,786	29,034
Schibsted ASA	2,637	164,229
Sparebank 1 Nord Norge	3,434	20,142
SpareBank 1 SMN	4,097	36,563
Stolt-Nielsen Ltd.	1,037	19,335
Storebrand ASA[a]	15,780	55,828
TGS Nopec Geophysical Co. ASA	3,604	91,541
Thin Film Electronics ASA[a]	12,563	10,253
Wilh Wilhelmsen ASA	2,373	15,431

		1,199,652
PORTUGAL — 0.72%
Altri SGPS SA	3,264	13,975
Banco BPI SA Registered[a,c,d]	12,598	20,610
BANIF — Banco Internacional do Funchal SAa	1,398,437	10,499
CTT-Correios de Portugal SA	5,245	59,214
Mota-Engil SGPS SA	2,941	10,177
NOS SGPS SA	6,239	45,442
Portucel SA	5,365	26,278
Portugal Telecom SGPS SA Registered	19,755	12,684
REN — Redes Energeticas Nacionais SGPS SA	6,239	19,505
Semapa-Sociedade de Investimento e Gestao	2,034	29,151
Sonae SGPS SA	27,514	38,292

		285,827
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a]	60,000	—

		—
SOUTH KOREA — 0.01%
CNK International Co. Ltd.[a]	2,232	3,592

		3,592
SPAIN — 4.37%
Abengoa SA Class Bc	14,420	46,843
Acciona SAa	903	68,503
Acerinox SA	4,095	59,928
Almirall SAa	2,079	39,138

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Applus Services SAa	2,976	$35,965
Atresmedia Corp. de Medios de Comunicacion SAc	2,380	38,563
Axia Real Estate SOCIMI SAa	1,452	19,411
Bolsas y Mercados Espanoles SHMSF SA	2,076	93,109
Carbures Europe SAa	1,836	3,806
Cia. de Distribucion Integral Logista Holdings SAU[a]	1,369	29,223
CIE Automotive SA	1,615	24,521
Construcciones y Auxiliar de Ferrocarriles SA	63	21,934
Corp Financiera Alba SA	561	28,565
Duro Felguera SA	3,167	12,776
Ebro Foods SA	2,714	52,582
Ence Energia y Celulosa SA	4,672	16,831
Faes Farma SA	9,290	23,995
Faes Farma SA New[a]	174	449
Fomento de Construcciones y Contratas SAa	4,608	59,225
Gamesa Corp. Tecnologica SAa	8,239	110,971
Grupo Catalana Occidente SA	1,564	50,315
Hispania Activos Inmobiliarios SAU[a]	2,004	28,519
Indra Sistemas SA	3,486	41,250
Inmobiliaria Colonial SAa	71,434	48,988
Jazztel PLC[a]	7,698	111,103
Laboratorios Farmaceuticos Rovi SA	510	8,738
Lar Espana Real Estate SOCIMI SAa	1,634	19,225
Liberbank SAa	50,269	43,486
Mediaset Espana Comunicacion SAa	6,511	88,390
Melia Hotels International SA	1,662	20,756
Merlin Properties SOCIMI SAa	4,729	64,516
Miquel y Costas & Miquel SA	281	10,268
NH Hotel Group SAa	6,903	40,300
Obrascon Huarte Lain SA	1,417	32,963
Papeles y Cartones de Europa SA	1,833	11,892
Promotora de Informaciones SAa	56,595	18,708
Prosegur Cia. de Seguridad SA	10,166	58,666
Sacyr SAa	11,407	51,499
Tecnicas Reunidas SAc	1,108	51,600
Tubacex SA	3,009	10,183
Tubos Reunidos SA	3,043	5,711
Viscofan SA	1,552	98,694
Zeltia SAa,c	5,979	27,704

		1,729,812
SWEDEN — 7.18%
AAK AB	969	61,271
Active Biotech ABa,c	1,989	2,620
AF AB Class B	2,346	31,887
Arcam ABa,c	578	8,998
Avanza Bank Holding AB	735	31,599
Axfood AB	2,592	40,787
B&B Tools AB Class B	880	14,201
Betsson ABa	1,281	53,585
Bilia AB Class A	629	22,372
BillerudKorsnas AB	6,205	107,450
BioGaia AB Class B	493	13,461
Bure Equity AB	2,227	13,601
Byggmax Group AB	2,030	14,829
Castellum AB	5,446	84,915
Clas Ohlson AB Class B	1,319	22,588
Cloetta AB Class Ba	8,160	25,114
Com Hem Holding ABa	4,074	34,152
Concentric AB	1,428	20,179
Dios Fastigheter AB	1,581	12,307
Duni AB	1,214	18,609

Security	Shares	Value

Fabege AB	4,650	$70,889
Fastighets AB Balder Class Ba	2,601	46,380
Fingerprint Cards ABa,c	1,955	14,281
Haldex AB	1,360	20,318
Hemfosa Fastigheter ABa	2,180	50,386
Hexpol AB	865	92,608
HIQ International ABa	2,057	10,445
Holmen AB Class B	1,754	57,974
Hufvudstaden AB Class A	3,944	54,552
Industrial & Financial Systems Class B	629	21,694
Indutrade AB	1,156	56,482
Intrum Justitia AB	2,737	86,171
Investment AB Oresund	578	12,113
JM AB	2,695	80,201
KappAhl AB	2,210	10,110
Klovern AB Class B	16,720	18,521
Kungsleden AB	5,331	38,784
L E Lundbergforetagen AB Class B	1,401	65,819
Lindab International AB	2,125	18,552
Loomis AB Class B	2,040	65,228
Meda AB Class A	8,670	145,671
Medivir AB Class Ba,c	1,003	10,930
Mekonomen AB	850	21,122
Modern Times Group MTG AB Class B	1,972	65,534
NCC AB Class B	3,087	101,220
Net Entertainment NE AB Class Ba	969	36,438
New Wave Group AB Class B	1,547	8,133
Nibe Industrier AB Class B	2,932	78,090
Nobia AB	4,029	43,497
Nolato AB Class B	731	17,552
Nordnet AB Class B	2,992	13,652
Opus Group AB	7,845	8,643
Orexo ABa	547	6,485
Oriflame Cosmetics SA SDR[c]	1,513	26,109
Peab AB	5,920	49,981
Qliro Group ABa	4,069	7,553
Ratos AB Class B	6,897	46,955
Recipharm AB Class Ba	792	14,986
Rezidor Hotel Group AB	3,230	13,732
Saab AB	2,278	58,953
SAS ABa	5,304	10,226
Scandi Standard ABa,c	1,640	9,604
SkiStar AB	1,020	12,307
SSAB AB Class Aa,c	7,125	43,090
SSAB AB Class Ba	6,953	36,129
Swedish Orphan Biovitrum ABa	5,168	82,932
Tethys Oil ABa	1,156	9,414
Trelleborg AB Class B	8,503	166,387
Unibet Group PLC SDR	901	52,709
Vostok Nafta Investment Ltd.[a]	2,842	18,804
Wallenstam AB Class B	3,015	50,765
Wihlborgs Fastigheter AB	2,442	47,230

		2,840,866
SWITZERLAND — 7.59%
AFG Arbonia-Forster Holding AG Registered[a]	544	11,584
Allreal Holding AG Registered[a]	460	65,840
Ascom Holding AG Registered	1,349	24,046
Autoneum Holding AGa	100	22,073
Banque Cantonale Vaudoise Registered	102	59,987
Basilea Pharmaceutica Registered[a]	340	40,681
BKW AG	510	20,005

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Bossard Holding AGa	204	$24,387
Bucher Industries AG Registered	226	56,880
Burckhardt Compression Holding AG	102	44,528
Burkhalter Holding AG	131	15,884
Cembra Money Bank AG	748	49,699
Clariant AG Registered[a]	10,305	226,580
Comet Holding AG Registered[a]	34	29,866
Cosmo Pharmaceuticals SAa	153	25,753
Daetwyler Holding AG Bearer	244	34,612
Dufry AG Registered[a]	986	145,653
EFG International AGa	1,828	26,925
Emmi AGa	73	24,174
Evolva Holding SAa	8,279	13,962
Flughafen Zuerich AG Registered	134	104,337
Forbo Holding AG Registered[a]	45	54,755
Galenica AG Registered	154	144,154
GAM Holding AGa	5,491	124,542
Gategroup Holding AGa	863	30,121
Georg Fischer AG Registered	139	98,438
Helvetia Holding AG Registered	218	124,020
Huber & Suhner AG Registered	476	21,999
Implenia AG Registered	527	36,028
Inficon Holding AG Registered[a]	64	24,199
Intershop Holdings AG	39	16,651
Kaba Holding AG Class Ba	105	69,036
Komax Holding AG Registered[a]	119	21,834
Kudelski SA Bearer	1,309	19,630
Kuoni Reisen Holding AG Class B Registered[a]	115	38,542
Leonteq AGa	272	46,683
Logitech International SA Registered	5,453	82,357
Meyer Burger Technology AGa,c	3,111	21,318
Mobilezone Holding AG	850	13,336
Mobimo Holding AG Registered[a]	221	49,205
Myriad Group AGa,c	2,703	16,820
OC Oerlikon Corp. AG Registered[a]	6,356	83,444
Orascom Development Holding AGa	408	6,271
Panalpina Welttransport Holding AG Registered	451	62,916
PSP Swiss Property AG Registered[a]	1,428	132,908
Rieter Holding AG Registered[a]	119	19,687
Santhera Pharmaceutical Holding AGa	131	13,486
Schmolz + Bickenbach AG Registered[a]	19,601	18,829
Schweiter Technologies AG Bearer	32	27,785
SFS Group AGa	578	44,110
Siegfried Holding AG Registered[a]	136	23,080
St Galler Kantonalbank AG Registered	89	33,794
Straumann Holding AG Registered	346	98,235
Swissquote Group Holding SA Registered	357	11,431
Tecan Group AG Registered	357	47,364
Temenos Group AG Registered[a]	2,045	74,431
U-Blox AGa	196	37,112
Valiant Holding AG Registered	561	50,388
Valora Holding AG Registered[a]	102	22,775
Vetropack Holding AG Bearer	9	15,370
Vontobel Holding AG Registered	908	40,317
Zehnder Group AG RG	357	16,842

		3,001,699
UNITED KINGDOM — 38.31%
888 Holdings PLC	5,236	12,894
Abcam PLC	6,052	48,874
Acacia Mining PLC	5,576	24,756
Advanced Medical Solutions Group PLC	7,701	16,775

Security	Shares	Value

Afren PLC[a,c]	36,210	$1,836
Al Noor Hospitals Group PLC	1,411	19,472
Alent PLC	7,382	40,862
Allied Minds PLC[a]	6,266	62,879
Amerisur Resources PLC[a]	29,325	15,322
Amlin PLC	17,258	121,679
Anglo Pacific Group PLC	6,443	9,406
Anite PLC	11,186	14,612
AO World PLC[a,c]	5,797	16,614
Arrow Global Group PLC	5,695	22,711
Ashmore Group PLC	12,495	59,372
ASOS PLC[a,c]	1,887	109,005
Avanti Communications Group PLC[a]	4,083	14,761
AVEVA Group PLC	2,227	57,872
Awilco Drilling PLC	629	5,154
Balfour Beatty PLC	23,936	89,237
Bank of Georgia Holdings PLC	1,369	37,784
Barratt Developments PLC	34,255	273,472
BBA Aviation PLC	15,470	81,614
Beazley PLC	17,221	74,630
Bellway PLC	4,273	130,805
Berendsen PLC	5,984	95,454
Berkeley Group Holdings PLC	4,437	171,760
Betfair Group PLC	2,380	85,292
Big Yellow Group PLC	5,151	52,878
Bodycote PLC	6,630	70,098
boohoo.com PLC[a]	23,040	9,825
Booker Group PLC	51,459	114,507
Bovis Homes Group PLC	4,743	67,968
Brewin Dolphin Holdings PLC	9,605	50,097
Brit PLC[b]	4,177	17,915
Britvic PLC	8,572	95,768
BTG PLC[a]	13,175	146,181
Bwin.Party Digital Entertainment PLC	25,481	32,756
Cable & Wireless Communications PLC	96,302	99,747
Cairn Energy PLC[a]	19,887	54,521
Cape PLC	4,352	17,723
Capital & Counties Properties PLC	26,046	158,103
Card Factory PLC	6,993	34,066
Carillion PLC	15,014	75,310
Centamin PLC	37,428	36,524
Chemring Group PLC	6,936	22,917
Chesnara PLC	4,658	22,906
Cineworld Group PLC	6,851	51,441
Clinigen Healthcare Ltd.[a]	1,819	16,842
Close Brothers Group PLC	5,216	122,640
COLT Group SAa	12,903	29,545
Costain Group PLC	3,196	15,655
Crest Nicholson Holdings PLC	7,803	53,793
CSR PLC	5,814	78,625
Daily Mail & General Trust PLC Class A NVS[c]	9,605	132,549
Dairy Crest Group PLC	4,743	33,317
Dart Group PLC	3,264	19,412
DCC PLC	2,924	186,883
De La Rue PLC	3,570	30,147
Debenhams PLC	40,409	55,733
Derwent London PLC	3,377	178,522
Devro PLC	5,853	26,309
Dialight PLC	1,122	12,044
Dignity PLC	1,700	53,033
Diploma PLC	3,723	45,484
Domino Printing Sciences PLC	4,029	56,653
Domino’s Pizza Group PLC	5,746	69,714

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Drax Group PLC	14,102	$86,750
DS Smith PLC	32,487	174,636
Dunelm Group PLC	3,145	43,546
DX Group PLC	7,939	9,730
Electrocomponents PLC	15,742	58,592
Elementis PLC	15,963	74,697
EnQuest PLC[a]	24,922	20,107
Enterprise Inns PLC[a]	17,884	32,155
Entertainment One Ltd.	7,038	34,069
Essentra PLC	9,010	133,061
esure Group PLC	10,098	33,861
Evraz PLC	12,971	37,813
Faroe Petroleum PLC[a]	8,041	10,751
Fenner PLC	7,046	22,847
Fidessa Group PLC	1,343	46,107
FirstGroup PLC[a]	41,563	63,585
Flybe Group PLC[a,c]	7,089	6,210
Foxtons Group PLC	7,803	26,381
Galliford Try PLC	2,844	65,820
GAME Digital PLC	2,976	12,085
Gem Diamonds Ltd.[a]	3,490	7,455
Genus PLC	2,159	44,691
Globo PLC[a,c]	11,492	9,360
Go-Ahead Group PLC	1,428	54,204
Grafton Group PLC	7,616	96,440
Grainger PLC	14,331	46,711
Great Portland Estates PLC	11,791	144,506
Greencore Group PLC	14,155	77,157
Greene King PLC	7,596	96,946
Greggs PLC	3,502	63,988
Gulf Keystone Petroleum Ltd.[a,c]	34,147	20,990
GVC Holdings PLC	1,795	12,275
GW Pharmaceuticals PLC[a,c]	7,030	64,712
Halfords Group PLC	6,919	48,358
Halma PLC	13,470	147,488
Hansteen Holdings PLC	23,749	42,993
Hargreaves Services PLC	1,105	7,336
Hays PLC	48,940	115,671
Helical Bar PLC	3,587	21,498
HellermannTyton Group PLC	7,585	40,214
Henderson Group PLC	37,281	160,015
Hikma Pharmaceuticals PLC	5,151	162,036
Hiscox Ltd.	9,856	124,805
Hochschild Mining PLC[a]	6,664	9,934
Home Retail Group PLC	28,310	72,610
Homeserve PLC	10,523	61,774
Howden Joinery Group PLC	22,408	160,538
Hunting PLC	4,624	41,605
IG Group Holdings PLC	12,818	145,175
IGAS Energy PLC[a,c]	6,902	2,970
Imagination Technologies Group PLC[a,c]	8,942	27,002
Inchcape PLC	14,807	189,319
Indivior PLC[a]	22,321	68,432
Infinis Energy PLC	3,842	11,194
Informa PLC	22,440	192,080
Innovation Group PLC	44,285	19,396
Intermediate Capital Group PLC	13,481	109,282
International Personal Finance PLC	8,163	62,434
Interserve PLC	4,949	44,073
ITE Group PLC	8,891	25,687
J D Wetherspoon PLC	3,200	37,423
John Menzies PLC	1,751	10,494
John Wood Group PLC	13,226	140,141

Security	Shares	Value

Jupiter Fund Management PLC	12,733	$84,512
Just Eat PLC[a]	6,922	48,804
Just Retirement Group PLC	6,035	16,137
KAZ Minerals PLC[a,c]	9,170	36,794
Kcom Group PLC	18,972	26,823
Keller Group PLC	2,465	37,881
Kier Group PLC	1,921	47,853
Ladbrokes PLC	31,926	50,338
Laird PLC	9,571	52,891
Lancashire Holdings Ltd.[c]	6,613	65,040
LondonMetric Property PLC	20,587	52,201
Lonmin PLC[a,c]	15,696	34,758
Lookers PLC	11,866	28,538
Majestic Wine PLC	2,414	14,143
Man Group PLC	57,715	171,001
Marston’s PLC	19,839	48,262
Michael Page International PLC	10,030	82,232
Micro Focus International PLC	4,547	87,834
Mitchells & Butlers PLC[a]	7,082	45,492
Mitie Group PLC	13,685	60,252
Mondi PLC	12,699	258,186
Moneysupermarket.com Group PLC	15,147	65,269
Monitise PLC[a,c]	61,359	12,965
Morgan Advanced Materials PLC	9,877	51,015
Mothercare PLC[a,c]	4,987	16,994
N Brown Group PLC	5,406	28,470
Nanoco Group PLC[a,c]	6,185	10,360
National Express Group PLC	15,139	66,886
NewRiver Retail Ltd.	4,335	20,718
Northgate PLC	4,590	45,496
Ocado Group PLC[a,c]	16,252	88,912
OneSavings Bank PLC[a]	2,935	13,080
Ophir Energy PLC[a]	22,627	49,376
Optimal Payments PLC[a,c]	6,358	29,019
Oxford Instruments PLC	1,881	26,883
Pace PLC	10,390	66,262
Paragon Group of Companies PLC (The)	10,642	69,848
Partnership Assurance Group PLC	5,933	12,582
Pennon Group PLC	13,115	172,925
Petra Diamonds Ltd.[a]	13,090	31,783
Pets at Home Group PLC	8,725	34,995
Phoenix Group Holdings[c]	6,583	85,332
Playtech PLC	6,613	83,536
Poundland Group PLC	7,072	34,038
Premier Farnell PLC	13,396	39,217
Premier Foods PLC[a]	23,868	16,964
Premier Oil PLC[a]	17,887	48,214
Primary Health Properties PLC	4,029	23,977
Provident Financial PLC	5,089	235,789
QinetiQ Group PLC	22,766	70,881
Quindell PLC[c]	13,653	26,804
Quintain Estates & Development PLC[a]	16,915	24,954
Redefine International PLC/Isle of Man	35,207	31,732
Redrow PLC	7,588	43,308
Regus PLC	22,897	87,791
Renishaw PLC	1,139	43,829
Rentokil Initial PLC	63,172	130,378
Restaurant Group PLC (The)	6,987	73,013
Rightmove PLC	3,230	157,101
Rockhopper Exploration PLC[a]	10,829	10,567
Rotork PLC	3,023	109,683
RPC Group PLC	8,658	79,964
RPS Group PLC	8,034	26,298

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

Safestore Holdings PLC	6,613	$28,328
Savills PLC	4,403	56,059
Schroder REIT Ltd.	20,682	19,547
SDL PLC	3,043	21,885
Senior PLC	14,399	69,614
Serco Group PLC	38,347	78,730
Shaftesbury PLC	9,588	123,769
Shanks Group PLC	14,467	23,788
SIG PLC	20,383	60,799
SOCO International PLC	6,834	19,051
Spectris PLC	4,182	137,981
Speedy Hire PLC	18,853	21,440
Spirax-Sarco Engineering PLC	2,618	136,065
Spire Healthcare Group PLC[a,b]	6,224	30,655
Spirent Communications PLC	21,709	29,275
Spirit Pub Co. PLC	23,381	40,278
SSP Group PLC[a]	13,041	59,782
ST Modwen Properties PLC	6,477	43,298
St. James’s Place PLC	17,952	246,221
Stagecoach Group PLC	14,960	83,476
Stobart Group Ltd.	9,503	15,845
Stock Spirits Group PLC	7,038	20,496
SuperGroup PLC[a]	1,425	22,556
SVG Capital PLC[a]	6,840	52,473
Synergy Health PLC	2,040	69,440
Synthomer PLC	9,588	47,047
TalkTalk Telecom Group PLC	18,213	102,355
Taylor Wimpey PLC	112,693	287,827
Ted Baker PLC	986	43,215
Telecity Group PLC	7,040	96,124
Telecom Plus PLC	2,227	26,249
Telit Communications PLC[a]	3,202	11,453
Thomas Cook Group PLC[a]	50,490	111,653
Trinity Mirror PLC[a]	9,146	25,861
TSB Banking Group PLC[a,b]	8,799	45,312
TT electronics PLC	5,831	11,985
Tullett Prebon PLC	8,041	44,263
Tungsten Corp. PLC[a]	3,094	8,463
UBM PLC	15,376	133,386
UDG Healthcare PLC	8,517	69,696
Ultra Electronics Holdings PLC	2,448	65,308
UNITE Group PLC (The)	7,625	70,189
Vectura Group PLC[a]	13,583	32,719
Vedanta Resources PLC	3,213	31,033
Vesuvius PLC	7,667	53,598
Victrex PLC	2,856	86,814
WH Smith PLC	4,088	90,150
Workspace Group PLC	4,182	54,241
WS Atkins PLC	3,468	71,574
Xaar PLC	2,771	18,652
Xchanging PLC	9,163	17,214
Zeal Network SE	236	12,826
Zoopla Property Group PLC[b,c]	7,450	24,615

		15,149,123

TOTAL COMMON STOCKS (Cost: $38,848,080)		38,933,918

Security	Shares	Value

PREFERRED STOCKS — 0.67%

GERMANY — 0.46%
Biotest AG	290	$24,372
Draegerwerk AG & Co. KGaA	272	31,500
Jungheinrich AG	561	39,899
Sartorius AG	304	50,314
Sixt SE	544	20,055
STO SE & Co. KGaA	85	14,796

		180,936
ITALY — 0.21%
Buzzi Unicem SpA RSP	1,411	14,040
Italmobiliare SpA	969	18,926
Unipol Gruppo Finanziario SpA	9,461	49,785

		82,751

TOTAL PREFERRED STOCKS (Cost: $237,950)		263,687

RIGHTS — 0.06%

BELGIUM — 0.00%
Cofinimmo SAa	560	333

		333
SPAIN — 0.01%
Merlin Properties SOCIMI SAa	4,259	6,490

		6,490
UNITED KINGDOM — 0.05%
Optimal Payments PLC[a]	8,773	18,740

		18,740

TOTAL RIGHTS (Cost: $17,537)		25,563

WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	1	4

		4

TOTAL WARRANTS (Cost: $0)		4

SHORT-TERM INVESTMENTS — 4.77%

MONEY MARKET FUNDS — 4.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	1,775,548	1,775,548

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	99,742	$99,742
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	11,428	11,428

		1,886,718

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,886,718)		1,886,718

TOTAL INVESTMENTS IN SECURITIES — 103.95% (Cost: $40,990,285)		41,109,890
Other Assets, Less Liabilities — (3.95)%		(1,562,601)

NET ASSETS — 100.00%		$39,547,289

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

212

Schedule of Investments  (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.47%

AUSTRALIA — 3.16%
Amcor Ltd./Australia	1,412	$15,068
AMP Ltd.	3,154	16,021
APA Group	1,638	12,403
Caltex Australia Ltd.	512	14,308
Cochlear Ltd.	72	4,749
CSL Ltd.	514	36,885
Lend Lease Group	770	9,748
Macquarie Group Ltd.	230	14,145
Qantas Airways Ltd.[a]	1,000	2,674
Ramsay Health Care Ltd.	180	8,886
Sonic Healthcare Ltd.	298	4,670
TPG Telecom Ltd.	400	2,821
Transurban Group	2,260	17,683
Westfield Corp.	2,050	15,280

		175,341
BELGIUM — 2.31%
Anheuser-Busch InBev NV	850	103,724
Belgacom SA	316	11,793
Telenet Group Holding NVa	42	2,520
UCB SA	140	10,090

		128,127
CANADA — 17.73%
Alimentation Couche-Tard Inc. Class B	718	27,374
AltaGas Ltd.	102	3,453
Bank of Montreal	738	48,024
BlackBerry Ltd.[a]	512	5,178
Brookfield Asset Management Inc. Class A	958	51,386
CAE Inc.	202	2,497
Canadian Imperial Bank of Commerce/Canada	458	36,632
Canadian National Railway Co.	1,760	113,192
Canadian Pacific Railway Ltd.	370	70,267
Canadian Tire Corp. Ltd. Class A	104	10,972
Catamaran Corp.[a]	218	12,894
Constellation Software Inc./Canada	38	14,839
Dollarama Inc.	106	6,063
Enbridge Inc.	718	37,380
Fortis Inc./Canada	378	12,255
Gildan Activewear Inc.	272	8,587
Imperial Oil Ltd.	236	10,362
Intact Financial Corp.	134	10,281
Inter Pipeline Ltd.	488	12,731
Keyera Corp.	300	10,519
Loblaw Companies Ltd.	312	15,798
Magna International Inc. Class A	388	19,476
Manulife Financial Corp.	1,350	24,476
Metro Inc.	372	10,712
National Bank of Canada	498	20,043
Onex Corp.	70	4,199
Open Text Corp.	168	8,455
Pembina Pipeline Corp.	446	15,461
Restaurant Brands International Inc.	452	18,371
Royal Bank of Canada	1,608	106,350

Security	Shares	Value

Saputo Inc.	306	$9,032
Shaw Communications Inc. Class B	458	10,429
Sun Life Financial Inc.	512	16,321
Thomson Reuters Corp.	282	11,541
Toronto-Dominion Bank (The)	1,950	89,672
TransCanada Corp.	850	39,298
Valeant Pharmaceuticals International Inc.[a]	280	60,480

		985,000
DENMARK — 4.51%
AP Moeller — Maersk A/S Class A	4	7,712
AP Moeller — Maersk A/S Class B	8	15,868
Coloplast A/S Class B	168	13,723
Danske Bank A/S	688	19,524
Novo Nordisk A/S Class B	2,808	159,668
Novozymes A/S Class B	268	12,386
Pandora A/S	172	17,807
Tryg A/S	38	4,122

		250,810
FINLAND — 0.87%
Elisa OYJ	110	3,364
Nokia OYJ	3,182	21,554
Orion OYJ Class B	140	4,588
Sampo OYJ Class A	388	18,852

		48,358
FRANCE — 2.21%
Aeroports de Paris	30	3,693
Credit Agricole SA	802	12,496
Dassault Systemes	142	10,947
Essilor International SA	218	26,566
Groupe Eurotunnel SE Registered	478	7,657
Natixis SA	830	6,869
Numericable-SFR SAS[a]	264	14,645
Orange SA	1,738	28,706
SES SA	320	11,206

		122,785
GERMANY — 4.49%
Bayer AG Registered	960	139,737
Celesio AG	70	2,078
Deutsche Wohnen AG Bearer	346	9,092
Fresenius Medical Care AG & Co. KGaA	304	25,627
Fresenius SE & Co. KGaA	522	31,253
Kabel Deutschland Holding AGa	24	3,227
Merck KGaA	172	18,655
QIAGEN NVa	260	6,297
Symrise AG	226	13,792

		249,758
HONG KONG — 2.64%
Henderson Land Development Co. Ltd.	2,000	16,075
HKT Trust & HKT Ltd.	6,000	8,035
Hong Kong & China Gas Co. Ltd.	10,000	23,867
Link REIT (The)	4,000	24,848
PCCW Ltd.	10,000	6,670
Power Assets Holdings Ltd.	2,000	20,242

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

April 30, 2015

Security	Shares	Value

Sun Hung Kai Properties Ltd.	2,000	$33,311
Swire Pacific Ltd. Class A	1,000	13,534

		146,582
IRELAND — 0.03%
Ryanair Holdings PLC ADR	30	1,946

		1,946
ISRAEL — 1.68%
Teva Pharmaceutical Industries Ltd.	1,532	93,574

		93,574
ITALY — 0.64%
Enel SpA	4,862	23,078
EXOR SpA	128	5,925
Finmeccanica SpA[a]	324	4,157
Intesa Sanpaolo SpA RSP	800	2,446

		35,606
JAPAN — 30.27%
Ajinomoto Co. Inc.	2,000	44,472
ANA Holdings Inc.	2,000	5,545
Aozora Bank Ltd.	2,000	7,487
Asahi Group Holdings Ltd.	600	19,331
Asahi Kasei Corp.	2,000	18,919
ASICS Corp.	200	5,131
Astellas Pharma Inc.	5,200	81,235
Bandai Namco Holdings Inc.	200	4,115
Bank of Yokohama Ltd. (The)	2,000	12,762
Brother Industries Ltd.	400	6,414
Calbee Inc.	200	8,156
Casio Computer Co. Ltd.	400	8,139
Central Japan Railway Co.	200	35,857
Chugai Pharmaceutical Co. Ltd.	400	12,217
Chugoku Bank Ltd. (The)	200	3,222
Daikin Industries Ltd.	200	13,544
Daito Trust Construction Co. Ltd.	200	23,356
Daiwa House Industry Co. Ltd.	600	13,427
Electric Power Development Co. Ltd.	200	6,752
Fuji Heavy Industries Ltd.	800	26,904
FUJIFILM Holdings Corp.	800	30,317
Fujitsu Ltd.	2,000	13,256
Fukuoka Financial Group Inc.	2,000	11,532
Hakuhodo DY Holdings Inc.	400	4,295
Hamamatsu Photonics KK	400	11,699
Hankyu Hanshin Holdings Inc.	2,000	12,100
Hitachi Chemical Co. Ltd.	200	3,886
Hitachi High-Technologies Corp.	200	5,833
Hitachi Ltd.	6,000	41,078
Hoya Corp.	800	31,025
IHI Corp.	2,000	9,225
Iyo Bank Ltd. (The)	400	5,000
JTEKT Corp.	200	3,426
Kajima Corp.	2,000	9,576
Kao Corp.	600	28,824
KDDI Corp.	2,600	61,703
Keihan Electric Railway Co. Ltd.	2,000	11,599
Koito Manufacturing Co. Ltd.	200	7,053
Konica Minolta Inc.	800	8,884

Security	Shares	Value

Kubota Corp.	2,000	$31,361
M3 Inc.	200	3,787
Mabuchi Motor Co. Ltd.	200	11,983
Mazda Motor Corp.	400	7,867
MEIJI Holdings Co. Ltd.	200	22,930
Mitsubishi Chemical Holdings Corp.	1,600	9,992
Mitsubishi Electric Corp.	2,000	26,139
Mitsubishi Heavy Industries Ltd.	4,000	22,318
Mitsubishi Tanabe Pharma Corp.	400	6,802
Mitsui & Co. Ltd.	1,800	25,277
Mitsui Chemicals Inc.	2,000	6,635
Mixi Inc.[b]	200	7,897
Murata Manufacturing Co. Ltd.	400	56,723
Nagoya Railroad Co. Ltd.	2,000	7,922
NEC Corp.	3,000	10,078
NGK Spark Plug Co. Ltd.	200	5,632
Nidec Corp.	400	29,949
Nippon Paint Holdings Co. Ltd.	400	13,470
Nippon Prologis REIT Inc.	2	4,329
Nippon Telegraph & Telephone Corp.	600	40,532
Nitori Holdings Co. Ltd.	200	15,409
Nitto Denko Corp.	200	12,864
NOK Corp.	200	6,342
Nomura Research Institute Ltd.	200	7,930
NTT Data Corp.	200	8,991
NTT DOCOMO Inc.	1,800	31,963
Omron Corp.	400	18,451
Ono Pharmaceutical Co. Ltd.	200	21,676
Oriental Land Co. Ltd./Japan	800	54,202
Otsuka Holdings Co. Ltd.	800	25,360
Panasonic Corp.	2,200	31,694
Resona Holdings Inc.	2,600	13,942
Rohm Co. Ltd.	200	13,938
Santen Pharmaceutical Co. Ltd.	1,000	13,211
Secom Co. Ltd.	200	14,192
Seibu Holdings Inc.	200	5,808
Seiko Epson Corp.	800	14,045
Seven Bank Ltd.	800	4,325
Shimano Inc.	200	28,595
Shimizu Corp.	2,000	14,456
Shin-Etsu Chemical Co. Ltd.	600	36,876
Shionogi & Co. Ltd.	600	19,779
SMC Corp./Japan	200	60,466
Suntory Beverage & Food Ltd.	200	8,540
Suruga Bank Ltd.	400	8,871
Suzuki Motor Corp.	600	19,466
Sysmex Corp.	200	11,097
Taisei Corp.	2,000	11,615
TDK Corp.	200	14,456
Terumo Corp.	400	10,328
THK Co. Ltd.	200	5,081
Toho Co. Ltd./Tokyo	200	4,982
Tohoku Electric Power Co. Inc.	600	7,556
Tokyo Electron Ltd.	200	11,030
Tokyo Gas Co. Ltd.	2,000	11,574
Toyo Suisan Kaisha Ltd.	200	7,003
Toyota Industries Corp.	200	11,398
Unicharm Corp.	600	15,122
USS Co. Ltd.	400	7,073
West Japan Railway Co.	200	11,099
Yamaha Motor Co. Ltd.	400	9,463
Yokogawa Electric Corp.	200	2,343

		1,681,531

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

April 30, 2015

Security	Shares	Value

NETHERLANDS — 3.53%
Altice SAa	148	$15,652
ASML Holding NV	504	54,618
Boskalis Westminster NV	78	4,064
Delta Lloyd NV	148	2,797
Fiat Chrysler Automobiles NVa	770	11,519
Heineken NV	284	22,391
ING Groep NV CVA[a]	3,236	50,022
Reed Elsevier NV	1,144	27,606
Wolters Kluwer NV	228	7,388

		196,057
NEW ZEALAND — 0.19%
Meridian Energy Ltd.[a]	2,570	3,933
Mighty River Power Ltd.	934	2,140
Spark New Zealand Ltd.	2,090	4,726

		10,799
NORWAY — 0.19%
Norsk Hydro ASA	2,208	10,428

		10,428
PORTUGAL — 0.12%
EDP — Energias de Portugal SA	1,716	6,869

		6,869
SINGAPORE — 0.17%
ComfortDelGro Corp. Ltd.	4,000	9,271

		9,271
SPAIN — 1.68%
Bankinter SA	1,152	8,744
Ferrovial SA	681	15,491
Gas Natural SDG SA	680	16,729
Iberdrola SA	5,928	39,703
International Consolidated Airlines Group SAa	1,482	12,422

		93,089
SWEDEN — 2.36%
Assa Abloy AB Class B	392	22,763
Atlas Copco AB Class A	680	21,214
Boliden AB	380	8,278
Electrolux AB Class B	262	7,854
Hexagon AB Class B	292	10,833
Husqvarna AB Class B	386	2,859
ICA Gruppen AB	136	5,044
Investor AB Class B	516	21,022
Securitas AB Class B	222	3,318
Skandinaviska Enskilda Banken AB Class A	1,316	16,674
Skanska AB Class B	300	6,682
Tele2 AB Class B	350	4,669

		131,210

Security	Shares	Value

SWITZERLAND — 12.12%
Actelion Ltd. Registered[a]	174	$23,029
Aryzta AGa	72	4,865
Baloise Holding AG Registered	50	6,527
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	2	10,972
Geberit AG Registered	44	15,653
Givaudan SA Registered[a]	12	22,568
Lonza Group AG Registered[a]	58	8,240
Novartis AG Registered	2,770	285,751
Roche Holding AG	722	207,607
Sonova Holding AG Registered	72	9,975
Swiss Life Holding AG Registered[a]	24	5,705
Swisscom AG Registered	28	16,646
Zurich Insurance Group AGa	180	55,639

		673,177
UNITED KINGDOM — 8.57%
Ashtead Group PLC	666	11,524
AstraZeneca PLC	1,146	79,189
Bunzl PLC	302	8,535
Compass Group PLC	1,530	27,204
Dixons Carphone PLC	1,762	11,489
InterContinental Hotels Group PLC	304	13,099
Intu Properties PLC	966	5,092
Investec PLC	816	7,837
ITV PLC	3,016	11,754
Legal & General Group PLC	4,536	18,124
London Stock Exchange Group PLC	420	16,452
National Grid PLC	4,550	61,461
Next PLC	110	12,425
Prudential PLC	1,926	48,215
Reed Elsevier PLC	1,544	25,673
SEGRO PLC	650	4,285
Shire PLC	810	66,408
Smith & Nephew PLC	1,280	21,972
United Utilities Group PLC	696	10,386
Whitbread PLC	184	14,859

		475,983

TOTAL COMMON STOCKS (Cost: $5,131,222)		5,526,301

RIGHTS — 0.00%

CANADA — 0.00%
Constellation Software Inc./Canada[a]	38	11

		11

TOTAL RIGHTS (Cost: $11)		11

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	7,906	7,906

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED MOMENTUM FACTOR ETF

April 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	444	$444
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,374	1,374

		9,724

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,724)		9,724

TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $5,140,957)		5,536,036
Other Assets, Less Liabilities — 0.35%		19,516

NET ASSETS — 100.00%		$5,555,552

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

216

Schedule of Investments  (Unaudited)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.11%

AUSTRALIA — 5.91%
Amcor Ltd./Australia	784	$8,367
ASX Ltd.	290	9,641
Bendigo & Adelaide Bank Ltd.	578	5,512
BHP Billiton Ltd.	2,340	59,006
Brambles Ltd.	1,758	15,017
Cochlear Ltd.	56	3,694
CSL Ltd.	664	47,649
Flight Centre Travel Group Ltd.	62	2,124
Fortescue Metals Group Ltd.[a]	2,144	3,670
Goodman Group	2,034	10,027
GPT Group (The)	2,136	7,531
Incitec Pivot Ltd.	878	2,763
Insurance Australia Group Ltd.	3,366	15,425
Lend Lease Group	916	11,596
Novion Property Group	2,454	4,781
Orica Ltd.	216	3,441
QBE Insurance Group Ltd.	1,654	17,873
REA Group Ltd.	90	3,353
Rio Tinto Ltd.	330	14,875
Seek Ltd.	376	4,819
Telstra Corp. Ltd.	8,528	41,906
TPG Telecom Ltd.	412	2,905
Woodside Petroleum Ltd.	554	15,316
Woolworths Ltd.	832	19,346
WorleyParsons Ltd.	160	1,445

		332,082
AUSTRIA — 0.03%
Vienna Insurance Group AG Wiener Versicherung Gruppe	44	1,752

		1,752
BELGIUM — 0.20%
Belgacom SA	244	9,106
Colruyt SA	40	1,891

		10,997
CANADA — 8.67%
Agrium Inc.	72	7,430
Alimentation Couche-Tard Inc. Class B	246	9,379
Baytex Energy Corp.	148	2,880
Canadian Imperial Bank of Commerce/Canada	624	49,910
Canadian National Railway Co.	976	62,770
Canadian Natural Resources Ltd.	728	24,095
Canadian Oil Sands Ltd.	456	4,935
Canadian Utilities Ltd. Class A	80	2,589
CGI Group Inc. Class Ab	324	13,583
CI Financial Corp.	494	14,462
Dollarama Inc.	212	12,126
Finning International Inc.	212	4,327
Gildan Activewear Inc.	228	7,198
Great-West Lifeco Inc.	516	15,766
Husky Energy Inc.	206	4,589
IGM Financial Inc.	164	6,178

Security	Shares	Value

Imperial Oil Ltd.	242	$10,625
Industrial Alliance Insurance & Financial Services Inc.	130	4,713
Intact Financial Corp.	196	15,038
Keyera Corp.	144	5,049
Metro Inc.	114	3,283
Peyto Exploration & Development Corp.	92	2,664
Potash Corp. of Saskatchewan Inc.	606	19,712
Power Financial Corp.	360	11,092
Restaurant Brands International Inc.	270	10,974
RioCan REIT	170	4,191
Royal Bank of Canada	1,840	121,694
Saputo Inc.	116	3,424
Suncor Energy Inc.	882	28,610
Vermilion Energy Inc.	70	3,357

		486,643
DENMARK — 4.14%
Coloplast A/S Class B	182	14,866
Novo Nordisk A/S Class B	3,194	181,617
Novozymes A/S Class B	206	9,521
Pandora A/S	202	20,913
Tryg A/S	36	3,905
William Demant Holding A/Sb	22	1,807

		232,629
FINLAND — 1.63%
Elisa OYJ	222	6,789
Fortum OYJ	344	6,823
Kone OYJ Class B	584	25,175
Metso OYJ	100	2,849
Neste Oil OYJ	74	2,011
Orion OYJ Class B	134	4,392
Sampo OYJ Class A	734	35,663
Wartsila OYJ Abp	174	7,994

		91,696
FRANCE — 6.10%
Air Liquide SA	236	30,888
AXA SA	2,680	67,914
Bureau Veritas SA	382	9,000
Dassault Systemes	190	14,648
L’Oreal SA	124	23,684
Legrand SA	292	16,897
Publicis Groupe SA	198	16,609
Safran SA	276	20,180
SCOR SE	212	7,633
Societe BIC SA	32	5,470
Technip SA	64	4,365
Total SA	1,466	79,647
Vivendi SA	1,552	38,982
Zodiac Aerospace	182	6,683

		342,600
GERMANY — 8.05%
Allianz SE Registered	586	100,204
BASF SE	610	61,163
Beiersdorf AG	50	4,368
Continental AG	122	28,797
Deutsche Boerse AG	334	27,811

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

April 30, 2015

Security	Shares	Value

GEA Group AG	168	$8,128
Hannover Rueck SE	90	9,181
Henkel AG & Co. KGaA	54	5,482
HUGO BOSS AG	116	14,324
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	210	41,157
RTL Group SA	48	4,507
SAP SE	1,700	129,402
Symrise AG	74	4,516
United Internet AG Registered[c]	290	13,055

		452,095
HONG KONG — 7.16%
AIA Group Ltd.	17,400	116,282
Bank of East Asia Ltd. (The)	2,000	8,696
Cheung Kong Infrastructure Holdings Ltd.	2,000	16,978
CK Hutchison Holdings Ltd.	2,000	43,477
Galaxy Entertainment Group Ltd.	4,000	19,352
Hang Seng Bank Ltd.	1,400	27,328
Henderson Land Development Co. Ltd.	2,000	16,075
Hong Kong & China Gas Co. Ltd.	8,000	19,094
Hysan Development Co. Ltd.[a]	2,000	9,263
Link REIT (The)	3,000	18,636
Power Assets Holdings Ltd.	2,000	20,242
Sands China Ltd.	4,000	16,385
Sino Land Co. Ltd.[a]	4,000	7,070
SJM Holdings Ltd.	4,000	5,093
Sun Hung Kai Properties Ltd.	2,000	33,311
Swire Properties Ltd.	1,600	5,512
Wharf Holdings Ltd. (The)	2,000	14,462
Wynn Macau Ltd.[a]	2,400	4,886

		402,142
IRELAND — 0.12%
Kerry Group PLC Class A	88	6,462

		6,462
ISRAEL — 0.03%
Israel Chemicals Ltd.	256	1,792

		1,792
ITALY — 0.14%
Tenaris SA	346	5,327
UnipolSai SpA	940	2,640

		7,967
JAPAN — 7.87%
ABC-Mart Inc.	200	11,431
Aeon Mall Co. Ltd.	200	3,744
Bank of Yokohama Ltd. (The)	2,000	12,762
Brother Industries Ltd.	400	6,414
Calbee Inc.	200	8,156
COLOPL Inc.[a]	200	4,131
Daito Trust Construction Co. Ltd.	200	23,356
Daiwa House Industry Co. Ltd.	1,000	22,378
Fuji Heavy Industries Ltd.	600	20,178
Hino Motors Ltd.	200	2,624
Hoya Corp.	600	23,269
Iyo Bank Ltd. (The)	400	5,000

Security	Shares	Value

Japan Airlines Co. Ltd.	200	$6,685
Japan Exchange Group Inc.	400	11,665
Japan Tobacco Inc.	600	21,113
JSR Corp.	200	3,428
Kakaku.com Inc.	400	6,214
KDDI Corp.	2,400	56,957
Kuraray Co. Ltd.	200	2,718
M3 Inc.	200	3,787
Mitsubishi Motors Corp.	800	7,400
Nippon Paint Holdings Co. Ltd.	200	6,735
Nitori Holdings Co. Ltd.	200	15,409
Nitto Denko Corp.	200	12,864
NTT DOCOMO Inc.	1,600	28,411
Oracle Corp. Japan	200	9,142
Oriental Land Co. Ltd./Japan	100	6,775
Osaka Gas Co. Ltd.	2,000	8,510
Otsuka Corp.	200	9,242
Park24 Co. Ltd.	200	3,999
Sanrio Co. Ltd.[a]	200	5,382
Seven Bank Ltd.	800	4,325
Shin-Etsu Chemical Co. Ltd.	200	12,292
Sony Financial Holdings Inc.	400	7,220
T&D Holdings Inc.	800	11,595
Tokyo Gas Co. Ltd.	2,000	11,574
Trend Micro Inc./Japan	200	6,794
USS Co. Ltd.	400	7,073
Yahoo Japan Corp.	2,800	11,488

		442,240
NETHERLANDS — 1.89%
Boskalis Westminster NV	86	4,481
Gemalto NVa	104	9,684
Koninklijke Vopak NV	42	2,205
Reed Elsevier NV	1,206	29,102
Unilever NV CVA	1,388	60,759

		106,231
NEW ZEALAND — 0.06%
Contact Energy Ltd.	284	1,228
Ryman Healthcare Ltd.	344	2,135

		3,363
NORWAY — 1.12%
Gjensidige Forsikring ASA	350	6,089
Seadrill Ltd.	460	5,826
Statoil ASA	926	19,539
Subsea 7 SA	456	5,062
Telenor ASA	930	21,018
Yara International ASA	100	5,128

		62,662
PORTUGAL — 0.06%
Jeronimo Martins SGPS SA	236	3,445

		3,445
SINGAPORE — 1.75%
Ascendas REIT	2,000	3,730
CapitaMall Trust	4,000	6,614

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

April 30, 2015

Security	Shares	Value

City Developments Ltd.	600	$4,833
ComfortDelGro Corp. Ltd.	2,000	4,635
Keppel Corp. Ltd.[a]	2,000	13,167
SembCorp Industries Ltd.	2,000	6,825
Sembcorp Marine Ltd[a]	2,000	4,484
Singapore Exchange Ltd.	2,000	12,865
Singapore Technologies Engineering Ltd.	2,000	5,466
Singapore Telecommunications Ltd.	10,000	33,445
Yangzijiang Shipbuilding Holdings Ltd.[a]	2,000	2,212

		98,276
SPAIN — 1.79%
Gas Natural SDG SA	286	7,036
Iberdrola SA	3,636	24,352
Inditex SA	1,788	57,452
Mapfre SA	2,088	7,772
Zardoya Otis SA	306	3,947

		100,559
SWEDEN — 3.25%
Alfa Laval AB	354	6,605
Assa Abloy AB Class B	334	19,395
Atlas Copco AB Class A	974	30,385
Atlas Copco AB Class Bb	592	16,476
Hennes & Mauritz AB Class B	1,734	69,004
ICA Gruppen AB	80	2,967
Industrivarden AB Class C	226	4,704
Investment AB Kinnevik Class B	542	18,693
Millicom International Cellular SA SDR	76	5,925
Skanska AB Class B	366	8,153

		182,307
SWITZERLAND — 14.59%
ABB Ltd. Registered[b]	2,166	47,579
Actelion Ltd. Registered[b]	150	19,853
Adecco SA Registered[b]	168	13,754
Cie. Financiere Richemont SA Class A Registered	572	51,070
EMS-Chemie Holding AG Registered	8	3,364
Geberit AG Registered	66	23,479
Givaudan SA Registered[b]	8	15,045
Kuehne + Nagel International AG Registered	90	13,506
Nestle SA Registered	1,562	121,539
Partners Group Holding AG	46	14,459
Roche Holding AG	924	265,691
Schindler Holding AG Participation Certificates	56	9,516
Schindler Holding AG Registered	26	4,332
SGS SA Registered	10	19,426
Sika AG Bearer	2	6,887
Swatch Group AG (The) Bearer	38	17,051
Swatch Group AG (The) Registered	56	4,940
Swiss Life Holding AG Registered[b]	36	8,557
Swiss Re AG	474	42,042
Swisscom AG Registered	36	21,403
Syngenta AG Registered	72	24,161
Zurich Insurance Group AGb	232	71,712

		819,366
UNITED KINGDOM — 24.55%
Aberdeen Asset Management PLC	2,074	15,143

Security	Shares	Value

Admiral Group PLC	560	$13,408
Aggreko PLC	336	8,525
Amec Foster Wheeler PLC	338	4,768
Antofagasta PLC	216	2,594
Associated British Foods PLC	158	6,937
Babcock International Group PLC	210	3,256
BAE Systems PLC	5,238	40,891
BG Group PLC	2,470	44,885
BHP Billiton PLC	1,464	35,119
British American Tobacco PLC	1,270	70,114
British Land Co. PLC (The)	1,210	15,480
Bunzl PLC	520	14,696
Burberry Group PLC	714	19,136
Capita PLC	838	14,732
Centrica PLC	5,310	20,841
Cobham PLC	1,388	6,335
Compass Group PLC	2,706	48,113
Croda International PLC	138	6,012
Diageo PLC	1,834	51,055
easyJet PLC	204	5,684
Experian PLC	1,078	19,349
Hargreaves Lansdown PLC	572	10,812
ICAP PLC	936	8,005
IMI PLC	436	8,389
Imperial Tobacco Group PLC	608	29,824
Intertek Group PLC	218	8,751
ITV PLC	5,690	22,175
Johnson Matthey PLC	160	8,225
Legal & General Group PLC	9,624	38,453
London Stock Exchange Group PLC	462	18,097
Marks & Spencer Group PLC	1,696	14,426
Meggitt PLC	740	6,027
Melrose Industries PLC	850	3,468
National Grid PLC	2,988	40,362
Old Mutual PLC	7,360	26,568
Petrofac Ltd.	258	3,465
Prudential PLC	4,122	103,189
Reckitt Benckiser Group PLC	550	49,242
Reed Elsevier PLC	2,138	35,550
Rexam PLC	486	4,328
Rio Tinto PLC	1,002	44,424
Rolls-Royce Holdings PLC[b]	1,938	31,152
Rolls-Royce Holdings PLC New[b]	273,258	420
Royal Dutch Shell PLC Class A	2,356	74,566
Royal Dutch Shell PLC Class B	1,462	47,058
Sage Group PLC (The)	2,568	19,179
Schroders PLC	216	10,778
Shire PLC	742	60,833
Sky PLC	1,174	19,431
Smiths Group PLC	492	8,657
Sports Direct International PLC[b]	322	3,063
SSE PLC	714	16,974
Standard Life PLC	2,557	18,386
Tate & Lyle PLC	274	2,512
Tesco PLC	3,868	13,137
Travis Perkins PLC	214	6,834
Unilever PLC	1,100	48,448
Weir Group PLC (The)	230	6,645
Whitbread PLC	214	17,282
William Hill PLC	894	4,962

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INTERNATIONAL DEVELOPED QUALITY FACTOR ETF

April 30, 2015

Security	Shares	Value

Wolseley PLC	296	$17,613

		1,378,783

TOTAL COMMON STOCKS (Cost: $5,160,443)		5,566,089

PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Fuchs Petrolub SE	68	2,884
Henkel AG & Co. KGaA	84	9,808

		12,692

TOTAL PREFERRED STOCKS (Cost: $12,008)		12,692

RIGHTS — 0.00%

ITALY — 0.00%
UnipolSai SpA Class Ab	940	—
UnipolSai SpA Class Bb	940	—

		—

TOTAL RIGHTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.14%

MONEY MARKET FUNDS — 1.14%
BlackRock Cash Funds: institutional, SL Agency Shares
0.17%[d,e,f]	60,537	60,537
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	3,401	3,401
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	388	388

		64,326

TOTAL SHORT-TERM INVESTMENTS (Cost: $64,326)		64,326

TOTAL INVESTMENTS IN SECURITIES — 100.48%
(Cost: $5,236,777)		5,643,107
Other Assets, Less Liabilities — (0.48)%		(26,954)

NET ASSETS — 100.00%		$5,616,153

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

220

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.43%

AIR FREIGHT & LOGISTICS — 0.89%
Yamato Holdings Co. Ltd.	6,900	$155,045

		155,045
AIRLINES — 1.87%
ANA Holdings Inc.	63,000	174,675
Japan Airlines Co. Ltd.	4,500	150,414

		325,089
AUTO COMPONENTS — 3.20%
Aisin Seiki Co. Ltd.	1,200	55,051
Bridgestone Corp.	4,200	176,220
Denso Corp.	4,800	239,218
Toyota Industries Corp.	1,500	85,485

		555,974
AUTOMOBILES — 4.69%
Daihatsu Motor Co. Ltd.	300	4,352
Fuji Heavy Industries Ltd.	600	20,178
Honda Motor Co. Ltd.	7,200	243,159
Isuzu Motors Ltd.	600	7,990
Mitsubishi Motors Corp.	600	5,550
Nissan Motor Co. Ltd.	24,900	260,298
Toyota Motor Corp.	3,900	272,384

		813,911
BANKS — 7.52%
Aozora Bank Ltd.	45,000	168,463
Bank of Yokohama Ltd. (The)	21,000	133,999
Chiba Bank Ltd. (The)	9,000	74,304
Mitsubishi UFJ Financial Group Inc.	32,700	233,876
Mizuho Financial Group Inc.	131,400	251,117
Resona Holdings Inc.	25,200	135,129
Seven Bank Ltd.	15,600	84,342
Sumitomo Mitsui Financial Group Inc.	4,500	197,117
Suruga Bank Ltd.	1,200	26,613

		1,304,960
BEVERAGES — 2.19%
Asahi Group Holdings Ltd.	3,600	115,984
Kirin Holdings Co. Ltd.	5,400	71,567
Suntory Beverage & Food Ltd.	4,500	192,153

		379,704
BUILDING PRODUCTS — 0.23%
Asahi Glass Co. Ltd.	6,000	40,411

		40,411
CHEMICALS — 3.83%
Asahi Kasei Corp.	21,000	198,646

Security	Shares	Value

Kaneka Corp.	6,000	$41,915
Kuraray Co. Ltd.	2,700	36,686
Mitsubishi Chemical Holdings Corp.	3,000	18,734
Nippon Paint Holdings Co. Ltd.	600	20,206
Shin-Etsu Chemical Co. Ltd.	2,700	165,944
Toray Industries Inc.	21,000	182,765

		664,896
COMMERCIAL SERVICES & SUPPLIES — 2.20%
Park24 Co. Ltd.	6,300	125,979
Secom Co. Ltd.	3,600	255,462

		381,441
DIVERSIFIED CONSUMER SERVICES — 0.76%
Benesse Holdings Inc.	4,200	131,612

		131,612
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.63%
Nippon Telegraph & Telephone Corp.	4,200	283,720

		283,720
ELECTRIC UTILITIES — 0.44%
Chubu Electric Power Co. Inc.	5,700	75,567

		75,567
ELECTRICAL EQUIPMENT — 0.52%
Nidec Corp.	1,200	89,847

		89,847
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.00%
Hirose Electric Co. Ltd.	300	42,316
Hitachi Ltd.	12,000	82,156
Hoya Corp.	2,700	104,710
Keyence Corp.	300	161,143
Kyocera Corp.	2,700	141,487
Murata Manufacturing Co. Ltd.	900	127,626
Shimadzu Corp.	3,000	35,297

		694,735
FOOD & STAPLES RETAILING — 2.67%
Aeon Co. Ltd.	4,200	52,329
FamilyMart Co. Ltd.	1,500	64,678
Lawson Inc.	2,100	151,266
Seven & I Holdings Co. Ltd.	4,500	194,597

		462,870
FOOD PRODUCTS — 2.85%
Ajinomoto Co. Inc.	6,000	133,417
Calbee Inc.	600	24,467
MEIJI Holdings Co. Ltd.	300	34,395
NH Foods Ltd.	1,000	21,860
Nissin Foods Holdings Co. Ltd.	2,100	100,727
Toyo Suisan Kaisha Ltd.	2,100	73,527

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

Yamazaki Baking Co. Ltd.	6,000	$107,145

		495,538
GAS UTILITIES — 2.68%
Osaka Gas Co. Ltd.	48,000	204,242
Toho Gas Co. Ltd.	3,000	18,225
Tokyo Gas Co. Ltd.	42,000	243,043

		465,510
HEALTH CARE EQUIPMENT & SUPPLIES — 0.20%
Olympus Corp.[a]	300	10,880
Sysmex Corp.	300	16,646
Terumo Corp.	300	7,746

		35,272
HEALTH CARE PROVIDERS & SERVICES — 0.57%
Miraca Holdings Inc.	1,800	90,399
Suzuken Co. Ltd./Aichi Japan	300	9,413

		99,812
HEALTH CARE TECHNOLOGY — 0.36%
M3 Inc.	3,300	62,487

		62,487
HOTELS, RESTAURANTS & LEISURE — 2.66%
McDonald’s Holdings Co. Japan Ltd.[b]	7,200	156,129
Oriental Land Co. Ltd./Japan	4,500	304,889

		461,018
HOUSEHOLD DURABLES — 1.54%
Nikon Corp.	600	8,533
Panasonic Corp.	3,000	43,219
Rinnai Corp.	300	22,863
Sekisui Chemical Co. Ltd.	3,000	40,236
Sekisui House Ltd.	6,300	98,262
Sony Corp.[a]	1,800	54,818

		267,931
HOUSEHOLD PRODUCTS — 1.09%
Unicharm Corp.	7,500	189,020

		189,020
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.41%
Electric Power Development Co. Ltd.	2,100	70,895

		70,895
INDUSTRIAL CONGLOMERATES — 0.35%
Toshiba Corp.	15,000	60,316

		60,316

Security	Shares	Value

INSURANCE — 0.21%
Tokio Marine Holdings Inc.	900	$36,859

		36,859
INTERNET & CATALOG RETAIL — 0.27%
Rakuten Inc.	2,700	47,301

		47,301
INTERNET SOFTWARE & SERVICES — 0.05%
Yahoo Japan Corp.	2,100	8,616

		8,616
IT SERVICES — 2.11%
Fujitsu Ltd.	3,000	19,885
ITOCHU Techno-Solutions Corp.	1,800	41,138
Nomura Research Institute Ltd.	3,900	154,638
NTT Data Corp.	1,800	80,922
Otsuka Corp.	1,500	69,316

		365,899
LEISURE PRODUCTS — 1.27%
Bandai Namco Holdings Inc.	2,100	43,204
Sankyo Co. Ltd.	2,400	90,950
Shimano Inc.	600	85,786

		219,940
MACHINERY — 1.02%
FANUC Corp.	600	132,991
Komatsu Ltd.	1,800	36,415
Kurita Water Industries Ltd.	300	7,821

		177,227
MEDIA — 0.49%
Dentsu Inc.	1,200	55,954
Toho Co. Ltd./Tokyo	1,200	29,892

		85,846
MULTILINE RETAIL — 0.87%
Don Quijote Holdings Co. Ltd.	900	68,589
J Front Retailing Co. Ltd.	3,300	54,986
Takashimaya Co. Ltd.	3,000	28,077

		151,652
OIL, GAS & CONSUMABLE FUELS — 1.95%
Idemitsu Kosan Co. Ltd.	900	17,478
JX Holdings Inc.	16,200	70,759
Showa Shell Sekiyu KK	2,100	20,321
TonenGeneral Sekiyu KK	24,000	230,434

		338,992
PERSONAL PRODUCTS — 1.88%
Kao Corp.	5,100	245,006

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

Shiseido Co. Ltd.	4,500	$81,318

		326,324
PHARMACEUTICALS — 10.72%
Astellas Pharma Inc.	12,900	201,525
Chugai Pharmaceutical Co. Ltd.	1,500	45,814
Daiichi Sankyo Co. Ltd.	6,000	104,563
Eisai Co. Ltd.	6,000	402,707
Kyowa Hakko Kirin Co. Ltd.	9,000	132,063
Mitsubishi Tanabe Pharma Corp.	12,900	219,366
Ono Pharmaceutical Co. Ltd.	300	32,514
Otsuka Holdings Co. Ltd.	6,300	199,708
Santen Pharmaceutical Co. Ltd.	6,000	79,268
Shionogi & Co. Ltd.	3,000	98,897
Sumitomo Dainippon Pharma Co. Ltd.	300	3,382
Taisho Pharmaceutical Holdings Co. Ltd.	900	63,174
Takeda Pharmaceutical Co. Ltd.	5,400	277,829

		1,860,810
PROFESSIONAL SERVICES — 0.76%
Recruit Holdings Co. Ltd.	3,900	131,662

		131,662
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.29%
Japan Prime Realty Investment Corp.	36	129,506
Japan Real Estate Investment Corp.	24	113,512
Japan Retail Fund Investment Corp.	87	185,385
Nippon Building Fund Inc.	27	134,244
Nippon Prologis REIT Inc.	63	136,350
United Urban Investment Corp.	138	219,449

		918,446
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.30%
Daito Trust Construction Co. Ltd.	900	105,102
Daiwa House Industry Co. Ltd.	5,400	120,842

		225,944
ROAD & RAIL — 8.63%
Central Japan Railway Co.	300	53,785
East Japan Railway Co.	3,000	265,605
Hankyu Hanshin Holdings Inc.	24,000	145,199
Keikyu Corp.	6,000	47,781
Keio Corp.	9,000	69,642
Keisei Electric Railway Co. Ltd.	6,000	71,246
Kintetsu Group Holdings Co. Ltd.	24,000	85,234
Nagoya Railroad Co. Ltd.	24,000	95,062
Nippon Express Co. Ltd.	21,000	121,083
Odakyu Electric Railway Co. Ltd.	9,000	90,775
Tobu Railway Co. Ltd.	30,000	143,144
Tokyu Corp.	9,000	60,090
West Japan Railway Co.	4,500	249,724

		1,498,370
SOFTWARE — 1.34%
Nintendo Co. Ltd.	300	50,940
Oracle Corp. Japan	3,300	150,840

Security	Shares	Value

Trend Micro Inc./Japan	900	$30,571

		232,351
SPECIALTY RETAIL — 4.20%
ABC-Mart Inc.	1,500	85,736
Fast Retailing Co. Ltd.	300	118,564
Hikari Tsushin Inc.	600	40,110
Nitori Holdings Co. Ltd.	2,400	184,908
Shimamura Co. Ltd.	1,200	119,930
USS Co. Ltd.	7,800	137,919
Yamada Denki Co. Ltd.	10,200	41,850

		729,017
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.94%
Canon Inc.	7,500	268,426
FUJIFILM Holdings Corp.	1,800	68,212

		336,638
TOBACCO — 1.09%
Japan Tobacco Inc.	5,400	190,018

		190,018
TRADING COMPANIES & DISTRIBUTORS — 1.56%
ITOCHU Corp.	2,700	33,392
Marubeni Corp.	6,900	42,886
Mitsubishi Corp.	6,300	136,376
Mitsui & Co. Ltd.	3,900	54,767
Sumitomo Corp.	300	3,556

		270,977
TRANSPORTATION INFRASTRUCTURE — 0.35%
Kamigumi Co. Ltd.	6,000	60,115

		60,115
WIRELESS TELECOMMUNICATION SERVICES — 2.78%
KDDI Corp.	9,000	213,588
NTT DOCOMO Inc.	14,100	250,376
SoftBank Corp.	300	18,814

		482,778

TOTAL COMMON STOCKS
(Cost: $15,966,054)		17,263,363

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	104,755	104,755
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	5,885	5,885

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,316	$8,316

		118,956

TOTAL SHORT-TERM INVESTMENTS
(Cost: $118,956)		118,956

TOTAL INVESTMENTS IN SECURITIES — 100.12%
(Cost: $16,085,010)		17,382,319
Other Assets, Less Liabilities — (0.12)%		(20,397)

NET ASSETS — 100.00%		$17,361,922

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

224

Schedule of Investments  (Unaudited)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.37%

AUSTRALIA — 3.06%
AGL Energy Ltd.	8,996	$107,782
ALS Ltd.	4,814	20,010
Alumina Ltd.	32,550	39,666
Amcor Ltd./Australia	14,665	156,502
AMP Ltd.	37,310	189,518
APA Group	14,421	109,196
Asciano Ltd.	12,067	62,913
ASX Ltd.	2,635	87,603
Aurizon Holdings Ltd.	24,185	92,518
AusNet Services	18,200	21,174
Australia & New Zealand Banking Group Ltd.	34,265	918,631
Bank of Queensland Ltd.	4,848	49,787
Bendigo & Adelaide Bank Ltd.	5,496	52,410
BHP Billiton Ltd.	39,655	999,954
Boral Ltd.	10,990	54,871
Brambles Ltd.	19,845	169,519
Caltex Australia Ltd.	3,377	94,372
CIMIC Group Ltd.	1,406	23,388
Coca-Cola Amatil Ltd.	7,840	63,508
Cochlear Ltd.	735	48,483
Commonwealth Bank of Australia	20,195	1,415,593
Computershare Ltd.	6,020	58,451
Crown Resorts Ltd.	5,040	51,719
CSL Ltd.	5,950	426,975
Dexus Property Group	11,480	66,825
Federation Centres	19,670	45,768
Flight Centre Travel Group Ltd.[a]	805	27,576
Fortescue Metals Group Ltd.[a]	19,180	32,828
Goodman Group	20,195	99,555
GPT Group (The)	20,300	71,572
Harvey Norman Holdings Ltd.	8,855	30,731
Healthscope Ltd.	14,105	31,596
Iluka Resources Ltd.	5,355	34,466
Incitec Pivot Ltd.	22,575	71,046
Insurance Australia Group Ltd.	28,140	128,955
James Hardie Industries PLC	5,495	63,322
Lend Lease Group	6,300	79,754
Macquarie Group Ltd.	3,526	216,845
Medibank Pvt Ltd.[b]	34,510	60,156
Mirvac Group	43,546	69,037
National Australia Bank Ltd.	29,400	852,669
Newcrest Mining Ltd.[b]	9,065	103,318
Novion Property Group	25,515	49,709
Orica Ltd.[a]	4,900	78,070
Origin Energy Ltd.	14,035	141,033
Platinum Asset Management Ltd.	2,905	17,322
Qantas Airways Ltd.[b]	7,175	19,185
QBE Insurance Group Ltd.	16,695	180,404
Ramsay Health Care Ltd.	1,575	77,754
REA Group Ltd.	560	20,862
Rio Tinto Ltd.	5,497	247,789
Santos Ltd.	12,320	80,654
Scentre Group	66,384	195,828
Seek Ltd.	3,885	49,795
Sonic Healthcare Ltd.	5,288	82,876
Stockland	28,745	100,666

Security	Shares	Value

Suncorp Group Ltd.	15,820	$163,649
Sydney Airport	13,335	56,692
Tabcorp Holdings Ltd.	13,364	51,334
Tatts Group Ltd.	19,950	63,572
Telstra Corp. Ltd.	53,272	261,774
Toll Holdings Ltd.	7,525	53,299
TPG Telecom Ltd.	3,500	24,680
Transurban Group	22,435	175,540
Treasury Wine Estates Ltd.	8,995	39,518
Wesfarmers Ltd.	13,861	477,875
Westfield Corp.	24,080	179,485
Westpac Banking Corp.	39,375	1,132,339
Woodside Petroleum Ltd.	9,100	251,576
Woolworths Ltd.	15,435	358,900
WorleyParsons Ltd.	2,625	23,707

		12,056,449
AUSTRIA — 0.09%
Andritz AG	805	47,087
Erste Group Bank AG	3,563	101,330
IMMOEAST AG Escrow[b]	5,270	—
IMMOFINANZ AGb	14,910	44,742
OMV AG	1,890	63,006
Raiffeisen Bank International AGa	1,470	24,692
Vienna Insurance Group AG Wiener Versicherung Gruppe	420	16,726
Voestalpine AG	1,470	61,638

		359,221
BELGIUM — 0.55%
Ageas	2,627	98,672
Anheuser-Busch InBev NV	10,045	1,225,770
Belgacom SA	1,788	66,728
Colruyt SA	1,050	49,640
Delhaize Group SA	1,260	101,783
Groupe Bruxelles Lambert SA	1,050	92,173
KBC Groep NVb	3,115	205,521
Solvay SA	770	113,548
Telenet Group Holding NVb	735	44,096
UCB SA	1,567	112,940
Umicore SA	1,392	69,201

		2,180,072
CANADA — 4.19%
Agnico Eagle Mines Ltd.	2,870	86,532
Agrium Inc.	1,785	184,211
Alimentation Couche-Tard Inc. Class B	5,145	196,158
AltaGas Ltd.	1,400	47,389
ARC Resources Ltd.	3,745	76,338
Atco Ltd./Canada Class I	1,015	38,321
Bank of Montreal	7,980	519,285
Bank of Nova Scotia (The)	15,085	828,570
Barrick Gold Corp.	14,735	190,749
Baytex Energy Corp.	2,065	40,183
BCE Inc.	3,482	152,906
BlackBerry Ltd.[a,b]	5,985	60,529
Bombardier Inc. Class B	19,530	39,342
Brookfield Asset Management Inc. Class A	7,280	390,490
CAE Inc.	3,500	43,257
Cameco Corp.	5,075	88,909
Canadian Imperial Bank of Commerce/Canada	4,865	389,120

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

Canadian National Railway Co.	10,115	$650,533
Canadian Natural Resources Ltd.	13,440	444,838
Canadian Oil Sands Ltd.	7,455	80,689
Canadian Pacific Railway Ltd.	2,135	405,460
Canadian Tire Corp. Ltd. Class A	875	92,315
Canadian Utilities Ltd. Class A	1,680	54,370
Catamaran Corp.[a,b]	2,590	153,187
Cenovus Energy Inc.	10,710	200,981
CGI Group Inc. Class Aa,b	2,835	118,853
CI Financial Corp.	2,625	76,848
Constellation Software Inc./Canada	210	82,006
Crescent Point Energy Corp.	4,900	127,471
Dollarama Inc.	1,680	96,091
Eldorado Gold Corp.	8,365	41,506
Empire Co. Ltd. Class A	595	42,820
Enbridge Inc.	10,815	563,050
Encana Corp.	9,520	134,636
Enerplus Corp.	2,785	35,087
Fairfax Financial Holdings Ltd.	245	133,296
Finning International Inc.	1,855	37,858
First Capital Realty Inc.	1,190	19,649
First Quantum Minerals Ltd.	7,560	115,343
Fortis Inc./Canada	3,290	106,665
Franco-Nevada Corp.	1,960	101,362
George Weston Ltd.	630	51,836
Gildan Activewear Inc.	2,940	92,818
Goldcorp Inc.	10,430	195,554
Great-West Lifeco Inc.	3,500	106,943
H&R REIT	2,030	38,798
Husky Energy Inc.	4,095	91,214
IGM Financial Inc.	1,470	55,378
Imperial Oil Ltd.	3,780	165,961
Industrial Alliance Insurance & Financial Services Inc.	1,015	36,796
Intact Financial Corp.	1,575	120,838
Inter Pipeline Ltd.	3,850	100,442
Jean Coutu Group PJC Inc. (The) Class A	1,015	19,676
Keyera Corp.	1,960	68,723
Kinross Gold Corp.[b]	14,420	34,882
Loblaw Companies Ltd.	2,800	141,774
Magna International Inc. Class A	5,390	270,557
Manulife Financial Corp.	25,515	462,588
MEG Energy Corp.[b]	1,785	34,293
Methanex Corp.	1,190	71,336
Metro Inc.	3,045	87,686
National Bank of Canada	4,130	166,223
New Gold Inc.[b]	6,685	22,352
Onex Corp.	1,225	73,475
Open Text Corp.	1,610	81,028
Paramount Resources Ltd. Class Aa,b	735	21,657
Pembina Pipeline Corp.	4,130	143,173
Peyto Exploration & Development Corp.	1,855	53,709
Potash Corp. of Saskatchewan Inc.	10,159	330,456
Power Corp. of Canada	4,235	115,905
Power Financial Corp.	2,835	87,350
PrairieSky Royalty Ltd.	1,610	44,037
Restaurant Brands International Inc.	2,150	87,385
RioCan REIT	1,820	44,867
Rogers Communications Inc. Class B	4,655	165,639
Royal Bank of Canada	18,375	1,215,291
Saputo Inc.	3,080	90,906
Shaw Communications Inc. Class B	4,830	109,978
Silver Wheaton Corp.	4,375	85,965
SNC-Lavalin Group Inc.	1,855	66,619

Security	Shares	Value

Sun Life Financial Inc.	7,735	$246,562
Suncor Energy Inc.	18,340	594,905
Talisman Energy Inc.	13,685	108,802
Teck Resources Ltd. Class B	7,385	111,514
TELUS Corp.	2,936	101,151
Thomson Reuters Corp.	4,445	181,910
Toronto-Dominion Bank (The)	22,925	1,054,219
Tourmaline Oil Corp.[a,b]	2,067	71,059
TransAlta Corp.[a]	3,115	30,861
TransCanada Corp.	8,960	414,250
Turquoise Hill Resources Ltd.[b]	10,715	44,762
Valeant Pharmaceuticals International Inc.[a,b]	3,990	861,840
Vermilion Energy Inc.	1,190	57,061
West Fraser Timber Co. Ltd.	875	44,846
Yamana Gold Inc.	9,695	36,899

		16,501,952
DENMARK — 0.72%
AP Moeller — Maersk A/S Class A	55	106,036
AP Moeller — Maersk A/S Class B	85	168,596
Carlsberg A/S Class B	1,365	124,408
Coloplast A/S Class B	1,400	114,354
Danske Bank A/S	8,400	238,378
DSV A/S	2,345	81,441
ISS A/S	1,155	39,003
Novo Nordisk A/S Class B	24,885	1,415,007
Novozymes A/S Class B	2,905	134,258
Pandora A/S	1,505	155,811
TDC A/S	9,555	72,739
Tryg A/S	315	34,172
Vestas Wind Systems A/S	2,835	129,022
William Demant Holding A/Sb	353	28,993

		2,842,218
FINLAND — 0.35%
Elisa OYJ	1,925	58,866
Fortum OYJ	5,775	114,540
Kone OYJ Class B	3,990	171,999
Metso OYJ	1,330	37,899
Neste Oil OYJ	1,680	45,670
Nokia OYJ	47,250	320,059
Nokian Renkaat OYJ	1,400	45,667
Orion OYJ Class B	1,190	39,004
Sampo OYJ Class A	5,635	273,788
Stora Enso OYJ Class R	6,615	69,899
UPM-Kymmene OYJ	6,825	123,970
Wartsila OYJ Abp	1,925	88,439

		1,389,800
FRANCE — 4.22%
Accor SA	2,345	128,731
Aeroports de Paris	350	43,082
Air Liquide SA	4,287	561,084
Airbus Group NV	7,350	510,635
Alcatel-Lucent[a,b]	35,245	124,445
Alstom SAb	2,695	84,662
ArcelorMittal[a]	12,390	132,130
Arkema SA	966	77,850
AtoS SE	1,050	82,184
AXA SA	22,645	573,852

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

BNP Paribas SA	13,125	$830,075
Bollore SA	10,395	59,440
Bouygues SA	2,205	91,247
Bureau Veritas SA	3,220	75,862
Cap Gemini SA	1,890	168,368
Carrefour SA	7,525	259,626
Casino Guichard Perrachon SA	665	58,868
Christian Dior SE	700	137,267
Cie. de Saint-Gobain	5,495	250,607
Cie. Generale des Etablissements Michelin Class B	2,310	257,993
CNP Assurances	2,240	40,248
Credit Agricole SA	12,705	197,960
Danone SA	7,245	523,717
Dassault Systemes	1,470	113,328
Edenred	2,205	59,065
Electricite de France SA	3,080	78,448
Essilor International SA	2,555	311,352
Eurazeo SA	406	29,075
Eutelsat Communications SA	1,855	64,604
Fonciere Des Regions	447	42,290
GDF Suez	17,955	366,275
Gecina SA	420	57,558
Groupe Eurotunnel SE Registered	5,705	91,384
Hermes International	350	132,188
ICADE	455	39,539
Iliad SA	315	74,248
Imerys SA	560	42,620
JCDecaux SA	840	33,217
Kering	980	181,248
Klepierre	2,229	108,151
L’Oreal SA	3,220	615,013
Lafarge SA	2,310	169,105
Lagardere SCA	1,610	51,687
Legrand SA	3,045	176,200
LVMH Moet Hennessy Louis Vuitton SE	3,465	608,032
Natixis SA	12,763	105,631
Numericable-SFR SAS[b]	1,225	67,954
Orange SA	22,925	378,650
Pernod Ricard SA	2,698	335,580
Peugeot SAb	4,958	93,891
Publicis Groupe SA	2,170	182,029
Remy Cointreau SA	245	18,446
Renault SA	2,485	262,028
Rexel SA	3,220	60,726
Safran SA	3,570	261,024
Sanofi	15,050	1,538,022
Schneider Electric SE	6,494	486,385
SCOR SE	2,085	75,067
SES SA	3,850	134,816
Societe BIC SA	350	59,829
Societe Generale SA	9,015	451,599
Sodexo SA	1,155	116,895
STMicroelectronics NV	8,190	65,342
Suez Environnement Co.	4,060	82,800
Technip SA	1,295	88,329
Thales SA	1,295	78,708
Total SA	26,530	1,441,371
Unibail-Rodamco SE	1,260	348,032
Valeo SA	945	151,743
Vallourec SA	1,925	45,298
Veolia Environnement SA	5,250	111,304
Vinci SA	5,775	354,750
Vivendi SA	14,911	374,521

Security	Shares	Value

Wendel SA	420	$51,581
Zodiac Aerospace	2,275	83,539

		16,620,450
GERMANY — 3.65%
adidas AG	2,625	215,961
Allianz SE Registered	5,705	975,532
Axel Springer SE	630	35,258
BASF SE	11,480	1,151,063
Bayer AG Registered	10,290	1,497,807
Bayerische Motoren Werke AG	4,095	486,856
Beiersdorf AG	1,225	107,014
Brenntag AG	1,890	114,046
Celesio AG	665	19,747
Commerzbank AGb	12,208	166,140
Continental AG	1,365	322,200
Daimler AG Registered	11,935	1,154,557
Deutsche Annington Immobilien SE	4,410	148,570
Deutsche Bank AG Registered	17,030	548,158
Deutsche Boerse AG	2,345	195,264
Deutsche Lufthansa AG Registered[b]	2,870	39,878
Deutsche Post AG Registered	12,040	398,739
Deutsche Telekom AG Registered	39,165	723,027
Deutsche Wohnen AG Bearer	3,783	99,405
E.ON SE	25,200	394,200
Fraport AG Frankfurt Airport Services Worldwide	525	33,303
Fresenius Medical Care AG & Co. KGaA	2,660	224,235
Fresenius SE & Co. KGaA	4,620	276,604
GEA Group AG	2,205	106,677
Hannover Rueck SE	770	78,551
HeidelbergCement AG	1,715	132,312
Henkel AG & Co. KGaA	1,470	149,221
HUGO BOSS AG	840	103,727
Infineon Technologies AG	14,210	168,465
K+S AG Registered	2,124	69,783
Kabel Deutschland Holding AGb	300	40,340
Lanxess AG	1,120	60,084
Linde AG	2,310	452,465
MAN SE	490	53,155
Merck KGaA	1,645	178,413
METRO AG	2,030	73,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,135	418,426
Osram Licht AG	1,016	53,691
ProSiebenSat.1 Media AG Registered	2,730	140,382
QIAGEN NVb	3,045	73,752
RTL Group SA	490	46,012
RWE AG	6,160	153,859
SAP SE	11,550	879,174
Siemens AG Registered	10,150	1,109,038
Symrise AG	1,540	93,979
Telefonica Deutschland Holding AG	7,770	48,400
ThyssenKrupp AG	5,880	157,210
United Internet AG Registered[c]	1,540	69,328
Volkswagen AG	490	124,803

		14,362,409
HONG KONG — 1.46%
AIA Group Ltd.	147,000	982,383
ASM Pacific Technology Ltd.[a]	3,500	39,194
Bank of East Asia Ltd. (The)	14,080	61,216
BOC Hong Kong Holdings Ltd.[a]	52,500	204,212

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

Cheung Kong Infrastructure Holdings Ltd.	9,000	$76,402
CK Hutchison Holdings Ltd.	18,000	391,297
CLP Holdings Ltd.	19,500	170,946
Galaxy Entertainment Group Ltd.[a]	35,000	169,330
Hang Lung Properties Ltd.	35,000	118,531
Hang Seng Bank Ltd.[a]	10,500	204,957
Henderson Land Development Co. Ltd.[a]	14,700	118,151
HKT Trust & HKT Ltd.	42,740	57,235
Hong Kong & China Gas Co. Ltd.[a]	78,622	187,650
Hong Kong Exchanges and Clearing Ltd.	15,700	600,765
Hutchison Whampoa Ltd.	29,000	427,266
Li & Fung Ltd.[a]	70,000	71,434
Link REIT (The)[a]	35,000	217,419
MGM China Holdings Ltd.[a]	14,000	26,551
MTR Corp. Ltd.	17,500	86,245
New World Development Co. Ltd.	71,333	94,790
PCCW Ltd.	35,000	23,345
Power Assets Holdings Ltd.	17,500	177,119
Sands China Ltd.[a]	28,000	114,693
Sino Land Co. Ltd.	46,000	81,304
SJM Holdings Ltd.[a]	35,000	44,568
Sun Hung Kai Properties Ltd.	22,000	366,423
Swire Pacific Ltd. Class A	9,000	121,801
Swire Properties Ltd.	14,000	48,225
Techtronic Industries Co. Ltd.	17,893	63,597
WH Group Ltd.[a,b,d]	52,500	36,711
Wharf Holdings Ltd. (The)[a]	20,000	144,624
Wheelock & Co. Ltd.[a]	13,000	73,460
Wynn Macau Ltd.[a]	28,000	57,003
Yue Yuen Industrial Holdings Ltd.	17,500	66,603

		5,725,450
IRELAND — 0.65%
Bank of Ireland[b]	359,695	139,054
CRH PLC	9,874	277,880
Endo International PLC[b]	2,205	185,363
Irish Bank Resolution Corp. Ltd.[b]	6,552	—
Jazz Pharmaceuticals PLC[b]	770	137,599
Kerry Group PLC Class A	1,995	146,492
Medtronic PLC	17,640	1,313,298
Pentair PLC	2,347	145,866
Tyco International PLC	5,530	217,772

		2,563,324
ISRAEL — 0.24%
Bank Hapoalim BM	13,615	68,184
Bank Leumi le-Israel BMb	15,505	60,314
Bezeq The Israeli Telecommunication Corp. Ltd.	19,460	36,877
Delek Group Ltd.	70	19,512
Israel Chemicals Ltd.	5,740	40,185
Israel Corp. Ltd. (The)	35	12,899
Mizrahi Tefahot Bank Ltd.[b]	1,575	17,626
NICE-Systems Ltd.	770	46,773
Teva Pharmaceutical Industries Ltd.	10,746	656,363

		958,733
ITALY — 0.97%
Assicurazioni Generali SpA	14,805	289,989
Atlantia SpA	5,145	144,938
Banca Monte dei Paschi di Siena SpA[a,b]	65,472	40,571

Security	Shares	Value

Banco Popolare SCb	4,588	$73,055
CNH Industrial NV	12,180	107,344
Enel Green Power SpA	22,960	44,741
Enel SpA	82,215	390,246
Eni SpA	31,465	605,734
EXOR SpA	1,295	59,945
Finmeccanica SpA[b]	5,110	65,563
Intesa Sanpaolo SpA	155,505	525,541
Intesa Sanpaolo SpA RSP	11,795	36,056
Luxottica Group SpA	2,205	145,778
Mediobanca SpA	6,895	67,372
Pirelli & C. SpA	2,975	51,505
Prysmian SpA	2,275	46,651
Saipem SpA[a,b]	3,325	44,188
Snam SpA	25,305	132,023
Telecom Italia SpA[b]	127,050	150,765
Telecom Italia SpA RSP	81,830	78,857
Tenaris SA	5,880	90,531
Terna Rete Elettrica Nazionale SpA	18,830	88,915
UniCredit SpA[a]	54,867	396,554
Unione di Banche Italiane SpA	11,550	92,279
UnipolSai SpA	11,305	31,746

		3,800,887
NETHERLANDS — 1.32%
Aegon NV	22,785	180,382
Akzo Nobel NV	3,080	236,138
Altice SAb	1,120	118,448
ASML Holding NV	4,480	485,490
Boskalis Westminster NV	1,080	56,274
Chicago Bridge & Iron Co. NV	1,225	58,371
Delta Lloyd NV	2,382	45,015
Fiat Chrysler Automobiles NVa,b	10,959	163,939
Gemalto NVa	1,015	94,515
Heineken Holding NV	1,295	90,317
Heineken NV	2,905	229,036
ING Groep NV CVA[b]	47,705	737,423
Koninklijke Ahold NV	11,445	221,867
Koninklijke DSM NV	2,100	119,893
Koninklijke KPN NV	38,780	143,792
Koninklijke Philips NV	11,923	342,759
Koninklijke Vopak NV	910	47,763
Mylan NVb	5,250	379,365
NN Group NVb	2,065	60,186
OCI NVb	1,155	34,433
Randstad Holding NV	1,470	87,796
Reed Elsevier NV	8,680	209,457
TNT Express NV	5,531	47,227
Unilever NV CVA	20,195	884,022
Wolters Kluwer NV	3,570	115,691

		5,189,599
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	12,355	43,364
Contact Energy Ltd.	5,530	23,914
Fletcher Building Ltd.	7,455	47,167
Meridian Energy Ltd.[b]	15,715	24,049
Mighty River Power Ltd.	8,750	20,052
Ryman Healthcare Ltd.	4,550	28,233
Spark New Zealand Ltd.	21,980	49,701

		236,480

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

NORWAY — 0.29%
DNB ASA	12,250	$217,836
Gjensidige Forsikring ASA	2,555	44,451
Norsk Hydro ASA	17,990	84,966
Orkla ASA	10,115	79,331
Seadrill Ltd.[a]	4,830	61,180
Statoil ASA	13,615	287,278
Subsea 7 SA	3,815	42,350
Telenor ASA	9,205	208,030
Yara International ASA	2,384	122,245

		1,147,667
PORTUGAL — 0.07%
Banco Comercial Portugues SA Registered[a,b]	439,985	43,929
EDP — Energias de Portugal SA	30,520	122,160
Galp Energia SGPS SA	4,865	66,453
Jeronimo Martins SGPS SA	3,290	48,018

		280,560
SINGAPORE — 0.66%
Ascendas REIT	35,000	65,267
CapitaCommercial Trust	35,000	44,789
CapitaLand Ltd.[a]	35,000	97,505
CapitaMall Trust	35,200	58,199
City Developments Ltd.[a]	3,500	28,195
ComfortDelGro Corp. Ltd.	24,500	56,785
DBS Group Holdings Ltd.[a]	21,000	334,370
Genting Singapore PLC	70,800	54,788
Global Logistic Properties Ltd.[a]	35,000	72,666
Golden Agri-Resources Ltd.	105,000	33,294
Hutchison Port Holdings Trust[a]	70,000	47,250
Jardine Cycle & Carriage Ltd.[a]	1,000	30,508
Keppel Corp. Ltd.[a]	19,200	126,401
Noble Group Ltd.[a]	70,163	45,820
Oversea-Chinese Banking Corp. Ltd.[a]	37,625	303,375
SembCorp Industries Ltd.	12,600	42,997
Singapore Airlines Ltd.[a]	7,400	68,159
Singapore Exchange Ltd.[a]	11,600	74,616
Singapore Press Holdings Ltd.[a]	33,000	104,390
Singapore Technologies Engineering Ltd.[a]	35,000	95,655
Singapore Telecommunications Ltd.	105,000	351,176
Suntec REIT[a]	35,000	46,771
United Overseas Bank Ltd.	17,600	325,412
Wilmar International Ltd.	24,500	60,300
Yangzijiang Shipbuilding Holdings Ltd.[a]	35,000	38,711

		2,607,399
SPAIN — 1.53%
Abertis Infraestructuras SA	5,182	95,607
ACS Actividades de Construccion y Servicios SA	2,034	71,852
Aena SAb,d	735	69,109
Amadeus IT Holding SA Class A	5,425	248,205
Banco Bilbao Vizcaya Argentaria SA	77,132	777,872
Banco de Sabadell SAa	53,276	143,097
Banco Popular Espanol SA	23,765	124,308
Banco Santander SA	175,023	1,325,000
Bankia SAb	58,380	81,576
Bankinter SA	8,435	64,027
CaixaBank SA	29,099	146,274

Security	Shares	Value

Distribuidora Internacional de Alimentacion SA	7,525	$60,509
Enagas SA	3,329	102,640
Endesa SA	4,181	83,089
Ferrovial SA	5,042	114,691
Gas Natural SDG SA	4,480	110,215
Grifols SA	2,275	96,986
Iberdrola SA	64,588	432,580
Inditex SA	13,650	438,599
International Consolidated Airlines Group SAb	12,939	108,451
Mapfre SA	11,620	43,255
Red Electrica Corp. SA	1,609	135,240
Repsol SA	12,984	267,924
Telefonica SA	55,595	849,731
Zardoya Otis SA	2,194	28,297

		6,019,134
SWEDEN — 1.28%
Alfa Laval AB	4,130	77,057
Assa Abloy AB Class B	4,025	233,729
Atlas Copco AB Class A	8,435	263,141
Atlas Copco AB Class B	4,865	135,399
Boliden AB	3,850	83,867
Electrolux AB Class B	3,115	93,371
Elekta AB Class Ba	4,620	43,155
Getinge AB Class B	2,765	67,284
Hennes & Mauritz AB Class B	11,970	476,343
Hexagon AB Class B	3,010	111,672
Husqvarna AB Class B	4,239	31,398
ICA Gruppen AB	980	36,346
Industrivarden AB Class C	1,820	37,881
Investment AB Kinnevik Class B	3,045	105,021
Investor AB Class B	5,600	228,149
Lundin Petroleum ABa,b	2,870	46,399
Millicom International Cellular SA SDR	840	65,487
Nordea Bank AB	37,520	477,180
Sandvik AB	13,545	170,319
Securitas AB Class B	4,375	65,386
Skandinaviska Enskilda Banken AB Class A	18,830	238,578
Skanska AB Class B	4,585	102,129
SKF AB Class B	4,971	121,442
Svenska Cellulosa AB SCA Class B	7,210	182,531
Svenska Handelsbanken AB Class A	6,195	285,923
Swedbank AB Class A	11,270	262,371
Swedish Match AB	2,415	74,269
Tele2 AB Class B	3,710	49,494
Telefonaktiebolaget LM Ericsson Class B	38,255	418,955
TeliaSonera AB	31,396	195,512
Volvo AB Class B	18,935	260,317

		5,040,105
SWITZERLAND — 3.99%
ABB Ltd. Registered	27,335	600,442
Actelion Ltd. Registered	1,285	170,071
Adecco SA Registered	2,100	171,918
Aryzta AG	1,085	73,306
Baloise Holding AG Registered	596	77,800
Barry Callebaut AG Registered	35	42,400
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	15	82,293
Chocoladefabriken Lindt & Sprungli AG Registered	2	128,648
Cie. Financiere Richemont SA Class A Registered	6,475	578,113
Credit Suisse Group AG Registered	18,938	501,294

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

EMS-Chemie Holding AG Registered	105	$44,156
Geberit AG Registered	490	174,316
Givaudan SA Registered	109	204,993
Holcim Ltd. Registered	2,835	228,761
Julius Baer Group Ltd.	2,695	142,042
Kuehne + Nagel International AG Registered	595	89,291
Lonza Group AG Registered	597	84,812
Nestle SA Registered	40,390	3,142,738
Novartis AG Registered	28,875	2,978,726
Pargesa Holding SA Bearer	446	32,490
Partners Group Holding AG	175	55,009
Roche Holding AG	8,785	2,526,074
Schindler Holding AG Participation Certificates	595	101,104
Schindler Holding AG Registered	210	34,989
SGS SA Registered	70	135,980
Sika AG Bearer	37	127,401
Sonova Holding AG Registered	630	87,281
Sulzer AG Registered	315	35,370
Swatch Group AG (The) Bearer	385	172,755
Swatch Group AG (The) Registered	562	49,578
Swiss Life Holding AG Registered	385	91,514
Swiss Prime Site AG Registered	814	71,417
Swiss Re AG	4,375	388,048
Swisscom AG Registered	280	166,464
Syngenta AG Registered	1,155	387,589
Transocean Ltd.	5,460	97,498
UBS Group AG	45,675	919,448
Weatherford International PLC[b]	9,380	136,479
Zurich Insurance Group AG	1,855	573,389

		15,705,997
UNITED KINGDOM — 8.71%
3i Group PLC	11,480	89,356
Aberdeen Asset Management PLC	12,005	87,650
Admiral Group PLC	2,450	58,659
Aggreko PLC	3,135	79,540
Amec Foster Wheeler PLC	4,305	60,732
Anglo American PLC	17,150	291,226
Antofagasta PLC	4,375	52,543
ARM Holdings PLC	17,535	300,189
Ashtead Group PLC	6,300	109,014
Associated British Foods PLC	4,305	189,011
AstraZeneca PLC	15,890	1,097,998
Aviva PLC	51,457	416,733
Babcock International Group PLC	3,257	50,502
BAE Systems PLC	40,176	313,642
Barclays PLC	203,910	800,005
BG Group PLC	42,420	770,859
BHP Billiton PLC	26,355	632,221
BP PLC	228,655	1,651,863
British American Tobacco PLC	23,170	1,279,163
British Land Co. PLC (The)	12,355	158,063
BT Group PLC	100,240	702,055
Bunzl PLC	3,885	109,793
Burberry Group PLC	5,670	151,961
Capita PLC	8,120	142,753
Carnival PLC	2,450	112,537
Centrica PLC	63,737	250,159
Cobham PLC	14,875	67,892
Coca-Cola HBC AGb	2,359	49,991
Compass Group PLC	20,970	372,851
Croda International PLC	1,610	70,143

Security	Shares	Value

Diageo PLC	31,220	$869,109
Direct Line Insurance Group PLC	17,185	84,271
Dixons Carphone PLC	12,215	79,647
easyJet PLC	2,205	61,434
Experian PLC	12,180	218,622
Fresnillo PLC	2,905	32,120
G4S PLC	18,235	82,106
GKN PLC	19,740	106,568
GlaxoSmithKline PLC	61,005	1,419,835
Glencore PLC	138,075	658,309
Hammerson PLC	10,330	106,201
Hargreaves Lansdown PLC	2,695	50,941
HSBC Holdings PLC	241,360	2,403,867
ICAP PLC	7,245	61,959
IMI PLC	2,910	55,989
Imperial Tobacco Group PLC	11,760	576,864
Inmarsat PLC	5,180	80,081
InterContinental Hotels Group PLC	3,011	129,745
Intertek Group PLC	2,065	82,889
Intu Properties PLC	11,376	59,964
Investec PLC	6,650	63,871
ITV PLC	46,130	179,778
J Sainsbury PLC[a]	15,575	65,127
Johnson Matthey PLC	2,590	133,137
Kingfisher PLC	28,770	155,318
Land Securities Group PLC	10,150	194,819
Legal & General Group PLC	75,600	302,064
Lloyds Banking Group PLC	710,640	845,048
London Stock Exchange Group PLC	3,885	152,182
Marks & Spencer Group PLC	21,245	180,708
Meggitt PLC	9,975	81,244
Melrose Industries PLC	11,995	48,941
Merlin Entertainments PLC[d]	9,310	62,436
National Grid PLC	47,635	643,455
Next PLC	1,855	209,524
Noble Corp. PLC	3,185	55,132
Old Mutual PLC	60,489	218,355
Pearson PLC	10,185	206,604
Persimmon PLC[b]	3,815	99,666
Petrofac Ltd.	3,465	46,539
Prudential PLC	31,885	798,198
Randgold Resources Ltd.	1,155	88,108
Reckitt Benckiser Group PLC	8,155	730,126
Reed Elsevier PLC	14,665	243,844
Rexam PLC	8,306	73,969
Rio Tinto PLC	15,960	707,590
Rolls-Royce Holdings PLC	23,813	382,780
Rolls-Royce Holdings PLC New[b]	3,357,633	5,160
Royal Bank of Scotland Group PLC[b]	30,240	157,305
Royal Dutch Shell PLC Class A	48,965	1,549,711
Royal Dutch Shell PLC Class B	30,275	974,468
Royal Mail PLC	8,190	58,865
RSA Insurance Group PLC	11,725	77,047
SABMiller PLC	12,355	657,504
Sage Group PLC (The)	13,400	100,079
Schroders PLC	1,470	73,351
SEGRO PLC	10,115	66,685
Severn Trent PLC	2,870	93,723
Shire PLC	7,350	602,594
Sky PLC	12,565	207,961
Smith & Nephew PLC	11,375	195,258
Smiths Group PLC	4,935	86,835
Sports Direct International PLC[b]	3,395	32,295

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

SSE PLC	12,810	$304,539
Standard Chartered PLC	30,485	501,272
Standard Life PLC	23,798	171,118
Tate & Lyle PLC	5,985	54,863
Tesco PLC	102,865	349,352
Travis Perkins PLC	2,800	89,414
TUI AG	5,513	103,614
Tullow Oil PLC	13,895	88,381
Unilever PLC	15,960	702,930
United Utilities Group PLC	8,263	123,299
Vodafone Group PLC	333,340	1,181,016
Weir Group PLC (The)	2,415	69,772
Whitbread PLC	2,275	183,720
William Hill PLC	10,500	58,283
Wm Morrison Supermarkets PLC	27,895	80,077
Wolseley PLC	3,361	199,989
WPP PLC	16,345	383,303

		34,291,971
UNITED STATES — 61.31%
3M Co.	7,665	1,198,729
Abbott Laboratories	18,585	862,716
AbbVie Inc.	19,985	1,292,230
Accenture PLC Class A	7,910	732,861
ACE Ltd.	4,200	449,358
Actavis PLC[b]	4,725	1,336,513
Activision Blizzard Inc.	5,950	135,749
Adobe Systems Inc.[b]	5,915	449,895
ADT Corp. (The)	2,310	86,856
Advance Auto Parts Inc.	910	130,130
AES Corp./VA	8,960	118,720
Aetna Inc.	4,410	471,297
Affiliated Managers Group Inc.[b]	665	150,376
Aflac Inc.	5,600	353,024
AGCO Corp.	1,260	64,903
Agilent Technologies Inc.	4,095	169,410
Air Products & Chemicals Inc.	2,695	386,544
Airgas Inc.	875	88,620
Akamai Technologies Inc.[b]	2,135	157,520
Albemarle Corp.	1,330	79,401
Alcoa Inc.	14,035	188,350
Alexion Pharmaceuticals Inc.[b]	2,450	414,613
Alkermes PLC[b]	1,820	100,773
Alleghany Corp.[b]	210	99,439
Alliance Data Systems Corp.[b]	805	239,335
Alliant Energy Corp.	1,365	82,542
Allstate Corp. (The)	5,460	380,344
Ally Financial Inc.[b]	5,145	112,624
Altera Corp.	3,955	164,844
Altria Group Inc.	24,535	1,227,977
Amazon.com Inc.[b]	4,935	2,081,484
Ameren Corp.	3,080	126,095
American Airlines Group Inc.	2,275	109,848
American Capital Agency Corp.	4,235	87,389
American Electric Power Co. Inc.	6,160	350,319
American Express Co.	11,725	908,101
American International Group Inc.	17,850	1,004,776
American Realty Capital Properties Inc.	10,990	99,240
American Tower Corp.	5,215	492,974
American Water Works Co. Inc.	2,170	118,308
Ameriprise Financial Inc.	2,310	289,397
AmerisourceBergen Corp.	2,765	316,039

Security	Shares	Value

AMETEK Inc.	3,010	$157,784
Amgen Inc.	9,520	1,503,303
Amphenol Corp. Class A	4,060	224,802
Anadarko Petroleum Corp.	6,230	586,243
Analog Devices Inc.	3,780	233,755
Annaly Capital Management Inc.	11,830	119,128
ANSYS Inc.[b]	1,155	99,145
Antero Resources Corp.[a,b]	665	29,466
Anthem Inc.	3,430	517,690
Aon PLC	3,430	330,069
Apache Corp.	4,690	320,796
Apple Inc.	73,430	9,189,764
Applied Materials Inc.	15,050	297,839
Arch Capital Group Ltd.[b]	1,645	99,819
Archer-Daniels-Midland Co.	8,015	391,773
Arrow Electronics Inc.[b]	1,155	68,965
Ashland Inc.	875	110,565
Assurant Inc.	849	52,180
AT&T Inc.	64,995	2,251,427
Autodesk Inc.[b]	2,905	165,091
Autoliv Inc.	1,155	137,122
Automatic Data Processing Inc.	6,055	511,890
AutoNation Inc.[b]	980	60,319
AutoZone Inc.[b]	385	258,974
Avago Technologies Ltd.	3,151	368,289
AvalonBay Communities Inc.	1,645	270,339
Avery Dennison Corp.	1,085	60,315
Avnet Inc.	1,855	79,079
Avon Products Inc.	5,740	46,896
Axis Capital Holdings Ltd.	1,330	69,240
B/E Aerospace Inc.	1,396	83,467
Baker Hughes Inc.	5,460	373,792
Ball Corp.	1,575	115,621
Bank of America Corp.	131,530	2,095,273
Bank of New York Mellon Corp. (The)	14,070	595,724
Baxter International Inc.	6,755	464,339
BB&T Corp.	8,960	343,078
Becton Dickinson and Co.	2,590	364,853
Bed Bath & Beyond Inc.[b]	2,485	175,093
Berkshire Hathaway Inc. Class Bb	14,385	2,031,306
Best Buy Co. Inc.	3,745	129,764
Biogen Inc.[b]	2,940	1,099,354
BioMarin Pharmaceutical Inc.[b]	2,030	227,462
BlackRock Inc.[e]	1,645	598,681
Boeing Co. (The)	8,435	1,209,073
BorgWarner Inc.	2,870	169,904
Boston Properties Inc.	1,855	245,435
Boston Scientific Corp.[b]	16,800	299,376
Bristol-Myers Squibb Co.	20,755	1,322,716
Broadcom Corp. Class A	6,860	303,246
Brown-Forman Corp. Class B	1,470	132,638
Bunge Ltd.	1,750	151,148
CA Inc.	4,130	131,210
Cablevision Systems Corp. Class A	2,796	55,864
Cabot Oil & Gas Corp.	5,040	170,453
Calpine Corp.[b]	4,235	92,365
Camden Property Trust	1,120	84,090
Cameron International Corp.[b]	2,485	136,228
Campbell Soup Co.	2,520	112,669
Capital One Financial Corp.	6,895	557,461
Cardinal Health Inc.	4,200	354,228
CarMax Inc.[b]	2,660	181,173
Carnival Corp.	4,935	216,992

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

Caterpillar Inc.	7,420	$644,650
CBRE Group Inc. Class Ab	3,955	151,635
CBS Corp. Class B NVS	6,090	378,372
Celanese Corp. Series A	1,960	130,066
Celgene Corp.[b]	9,940	1,074,116
CenterPoint Energy Inc.	5,215	109,359
CenturyLink Inc.	7,140	256,754
Cerner Corp.[b]	3,780	271,442
CF Industries Holdings Inc.	630	181,106
CH Robinson Worldwide Inc.	1,785	114,936
Charles Schwab Corp. (The)	14,770	450,485
Charter Communications Inc. Class Ab	945	176,772
Cheniere Energy Inc.[b]	2,835	216,849
Chesapeake Energy Corp.	6,510	102,663
Chevron Corp.	23,870	2,651,002
Chipotle Mexican Grill Inc.[b]	385	239,216
Chubb Corp. (The)	3,045	299,476
Church & Dwight Co. Inc.	1,750	142,048
Cigna Corp.	3,290	410,066
Cimarex Energy Co.	1,120	139,328
Cincinnati Financial Corp.	1,960	99,254
Cintas Corp.	1,260	100,737
Cisco Systems Inc.	63,630	1,834,453
CIT Group Inc.	2,450	110,324
Citigroup Inc.	38,115	2,032,292
Citrix Systems Inc.[b]	1,995	133,984
Clorox Co. (The)	1,505	159,681
CME Group Inc./IL	4,030	366,367
CMS Energy Corp.	3,255	110,442
Coach Inc.	3,605	137,747
Cobalt International Energy Inc.[b]	3,990	42,693
Coca-Cola Co. (The)	49,385	2,003,056
Coca-Cola Enterprises Inc.	2,800	124,348
Cognizant Technology Solutions Corp. Class Ab	7,560	442,562
Colgate-Palmolive Co.	11,305	760,600
Comcast Corp. Class A	26,495	1,530,351
Comcast Corp. Class A Special NVS	5,355	308,394
Comerica Inc.	2,380	112,836
Communications Sales & Leasing Inc.[a,b]	1,407	42,323
Computer Sciences Corp.	1,715	110,532
ConAgra Foods Inc.	5,250	189,788
Concho Resources Inc.[b]	1,400	177,324
ConocoPhillips	15,400	1,045,968
CONSOL Energy Inc.	2,975	96,628
Consolidated Edison Inc.	3,570	219,734
Constellation Brands Inc. Class Ab	2,170	251,590
Continental Resources Inc./OKa,b	1,190	62,630
Cooper Companies Inc. (The)	595	105,952
Core Laboratories NV	595	78,112
Corning Inc.	16,030	335,508
Costco Wholesale Corp.	5,495	786,060
CR Bard Inc.	945	157,418
Cree Inc.[a,b]	1,505	47,678
Crown Castle International Corp.	4,200	350,826
Crown Holdings Inc.[b]	1,785	96,854
CSX Corp.	12,600	454,734
Cummins Inc.	2,170	300,024
CVS Health Corp.	14,350	1,424,811
Danaher Corp.	7,840	641,939
Darden Restaurants Inc.	1,680	107,134
DaVita HealthCare Partners Inc.[b]	2,170	175,987
Deere & Co.	4,235	383,352
Delphi Automotive PLC	3,780	313,740

Security	Shares	Value

Delta Air Lines Inc.	2,730	$121,867
DENTSPLY International Inc.	1,855	94,605
Devon Energy Corp.	4,830	329,454
Diamond Offshore Drilling Inc.[a]	805	26,943
Dick’s Sporting Goods Inc.	1,190	64,569
Digital Realty Trust Inc.[a]	1,680	106,529
DIRECTV[b]	5,915	536,520
Discover Financial Services	5,775	334,777
Discovery Communications Inc. Class Ab	1,820	58,895
Discovery Communications Inc. Class C NVS[b]	3,360	101,573
DISH Network Corp. Class Ab	2,801	189,516
Dollar General Corp.	3,816	277,461
Dollar Tree Inc.[b]	2,590	197,902
Dominion Resources Inc./VA	7,280	521,830
Dover Corp.	1,995	151,061
Dow Chemical Co. (The)	14,735	751,485
DR Horton Inc.	4,165	105,791
Dr. Pepper Snapple Group Inc.	2,450	182,721
DTE Energy Co.	2,135	170,010
Duke Energy Corp.	8,820	684,167
Duke Realty Corp.	4,095	81,122
Dun & Bradstreet Corp. (The)	455	58,090
Eastman Chemical Co.	1,855	141,388
Eaton Corp. PLC	6,020	413,755
Eaton Vance Corp. NVS	1,330	54,636
eBay Inc.[b]	14,035	817,679
Ecolab Inc.	3,290	368,414
Edison International	3,850	234,619
Edwards Lifesciences Corp.[b]	1,295	164,012
EI du Pont de Nemours & Co.	11,340	830,088
Electronic Arts Inc.[b]	3,745	217,547
Eli Lilly & Co.	12,425	892,985
EMC Corp./MA	25,025	673,423
Emerson Electric Co.	8,680	510,644
Energen Corp.	911	64,836
Energizer Holdings Inc.	770	105,197
Ensco PLC Class A	2,940	80,203
Entergy Corp.	2,275	175,585
EOG Resources Inc.	6,860	678,797
EQT Corp.	1,890	169,987
Equifax Inc.	1,470	142,487
Equinix Inc.	649	166,099
Equity Residential	4,270	315,382
Essex Property Trust Inc.	770	170,902
Estee Lauder Companies Inc. (The) Class A	2,975	241,838
Everest Re Group Ltd.	560	100,190
Eversource Energy	3,955	192,846
Exelon Corp.	10,698	363,946
Expedia Inc.	1,365	128,624
Expeditors International of Washington Inc.	2,415	110,679
Express Scripts Holding Co.[b]	9,310	804,384
Exxon Mobil Corp.	53,235	4,651,142
F5 Networks Inc.[b]	875	106,768
Facebook Inc. Class Ab	25,025	1,971,219
Family Dollar Stores Inc.	1,295	101,191
Fastenal Co.	3,605	153,645
Federal Realty Investment Trust	781	104,396
FedEx Corp.	3,360	569,755
Fidelity National Information Services Inc.	3,605	225,276
Fifth Third Bancorp	10,395	207,900
FireEye Inc.[a,b]	1,120	46,256
First Republic Bank/CA	1,505	87,726
FirstEnergy Corp.	5,320	191,041

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

Fiserv Inc.[b]	3,185	$247,156
FleetCor Technologies Inc.[b]	945	152,041
Flextronics International Ltd.[b]	7,455	85,919
FLIR Systems Inc.	1,785	55,139
Flowserve Corp.	1,715	100,379
Fluor Corp.	1,960	117,874
FMC Corp.	1,684	99,878
FMC Technologies Inc.[b]	3,010	132,741
FNF Group	3,116	112,145
Foot Locker Inc.	1,785	106,118
Ford Motor Co.	45,360	716,688
Fossil Group Inc.[b]	665	55,847
Franklin Resources Inc.	5,005	258,058
Freeport-McMoRan Inc.	12,867	299,415
Frontier Communications Corp.	12,880	88,357
GameStop Corp. Class Aa	1,435	55,305
Gap Inc. (The)	2,940	116,542
Garmin Ltd.	1,505	68,011
General Dynamics Corp.	3,535	485,426
General Electric Co.	125,615	3,401,654
General Growth Properties Inc.	6,370	174,538
General Mills Inc.	7,700	426,118
General Motors Co.	16,030	562,012
Genuine Parts Co.	1,925	172,961
Genworth Financial Inc. Class Ab	6,222	54,691
Gilead Sciences Inc.[b]	18,935	1,903,157
Goldman Sachs Group Inc. (The)	4,902	962,851
Google Inc. Class Aa,b	3,535	1,939,902
Google Inc. Class Cb	3,650	1,961,287
H&R Block Inc.	3,500	105,840
Halliburton Co.	10,640	520,828
Hanesbrands Inc.	5,040	156,643
Harley-Davidson Inc.	2,800	157,388
Harris Corp.	1,435	115,144
Hartford Financial Services Group Inc. (The)	5,530	225,458
Hasbro Inc.	1,470	104,061
HCA Holdings Inc.[b]	3,745	277,167
HCP Inc.	5,600	225,624
Health Care REIT Inc.	4,165	299,963
Helmerich & Payne Inc.	1,225	95,513
Henry Schein Inc.[b]	1,050	143,955
Hershey Co. (The)	1,925	176,946
Hertz Global Holdings Inc.[b]	5,670	118,163
Hess Corp.	3,535	271,842
Hewlett-Packard Co.	23,205	765,069
Hilton Worldwide Holdings Inc.[b]	4,936	142,947
HollyFrontier Corp.	2,415	93,654
Hologic Inc.[b]	2,625	88,568
Home Depot Inc. (The)	16,520	1,767,310
Honeywell International Inc.	9,205	928,969
Hormel Foods Corp.	1,715	93,210
Hospira Inc.[b]	2,065	180,254
Host Hotels & Resorts Inc.	9,170	184,684
Hudson City Bancorp Inc.	5,495	51,104
Humana Inc.	1,960	324,576
Huntington Bancshares Inc./OH	10,220	110,989
IHS Inc. Class Ab	840	105,395
Illinois Tool Works Inc.	4,655	435,615
Illumina Inc.[b]	1,785	328,886
Incyte Corp.[a,b]	1,890	183,632
Ingersoll-Rand PLC	3,395	223,527
Integrys Energy Group Inc.	945	69,080
Intel Corp.	60,620	1,973,181

Security	Shares	Value

Intercontinental Exchange Inc.	1,436	$322,425
International Business Machines Corp.	11,760	2,014,370
International Flavors & Fragrances Inc.	980	112,455
International Paper Co.	5,040	270,749
Interpublic Group of Companies Inc. (The)	5,355	111,598
Intuit Inc.	3,325	333,597
Intuitive Surgical Inc.[b]	455	225,671
Invesco Ltd.	5,565	230,502
Iron Mountain Inc.	2,179	75,154
Isis Pharmaceuticals Inc.[a,b]	1,470	83,378
Jacobs Engineering Group Inc.[b]	1,540	66,004
Jarden Corp.[b]	2,516	128,769
JB Hunt Transport Services Inc.	1,155	100,716
JM Smucker Co. (The)	1,251	145,016
Johnson & Johnson	35,000	3,472,000
Johnson Controls Inc.	8,330	419,665
Joy Global Inc.	1,368	58,332
JPMorgan Chase & Co.	46,690	2,953,609
Juniper Networks Inc.	4,865	128,582
Kansas City Southern	1,400	143,486
Kellogg Co.	3,290	208,356
Keurig Green Mountain Inc.	1,505	175,137
KeyCorp	11,106	160,482
Kimberly-Clark Corp.	4,585	502,929
Kimco Realty Corp.	4,585	110,499
Kinder Morgan Inc./DE	22,523	967,363
KLA-Tencor Corp.	2,030	119,364
Kohl’s Corp.	2,625	188,081
Kraft Foods Group Inc.	7,420	628,845
Kroger Co. (The)	5,845	402,779
L Brands Inc.	3,115	278,356
L-3 Communications Holdings Inc.	1,120	128,699
Laboratory Corp. of America Holdings[b]	1,155	138,092
Lam Research Corp.	2,030	153,427
Las Vegas Sands Corp.	5,145	272,068
Legg Mason Inc.	1,260	66,339
Leggett & Platt Inc.	1,890	80,268
Lennar Corp. Class A	2,170	99,386
Leucadia National Corp.	3,850	91,515
Level 3 Communications Inc.[b]	3,579	200,209
Liberty Global PLC Series Ab	3,082	160,695
Liberty Global PLC Series C NVS[b]	8,059	406,577
Liberty Interactive Corp. Series Ab	5,565	160,049
Liberty Media Corp. Class Ab	1,190	45,672
Liberty Media Corp. Class Cb	3,060	116,127
Liberty Property Trust	1,820	63,409
Lincoln National Corp.	3,255	183,875
Linear Technology Corp.	2,835	130,779
LinkedIn Corp. Class Ab	1,365	344,157
LKQ Corp.[b]	3,500	94,745
Lockheed Martin Corp.	3,360	626,976
Loews Corp.	4,270	177,803
Lorillard Inc.	4,958	346,366
Lowe’s Companies Inc.	12,321	848,424
lululemon athletica Inc.[a,b]	1,295	82,414
LyondellBasell Industries NV Class A	5,390	557,973
M&T Bank Corp.	1,540	184,292
Macerich Co. (The)	1,674	136,866
Macy’s Inc.	4,375	282,756
Mallinckrodt PLC[b]	1,435	162,413
ManpowerGroup Inc.	945	80,637
Marathon Oil Corp.	8,295	257,975
Marathon Petroleum Corp.	3,535	348,445

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

Marriott International Inc./MD Class A	2,905	$232,545
Marsh & McLennan Companies Inc.	6,790	381,326
Martin Marietta Materials Inc.	665	94,862
Marvell Technology Group Ltd.	4,550	63,746
Masco Corp.	4,760	126,092
MasterCard Inc. Class A	12,460	1,124,017
Mattel Inc.	4,305	121,229
Maxim Integrated Products Inc.	3,605	118,352
McCormick & Co. Inc./MD	1,435	108,056
McDonald’s Corp.	12,250	1,182,737
McGraw Hill Financial Inc.	3,360	350,448
McKesson Corp.	2,835	633,339
MDU Resources Group Inc.	2,590	57,731
Mead Johnson Nutrition Co.	2,590	248,433
MeadWestvaco Corp.	1,995	97,356
Medivation Inc.[b]	945	114,099
Merck & Co. Inc.	35,840	2,134,630
MetLife Inc.	12,005	615,736
Mettler-Toledo International Inc.[b]	385	122,049
MGM Resorts International[b]	4,585	96,973
Michael Kors Holdings Ltd.[b]	2,555	158,052
Microchip Technology Inc.	2,415	115,087
Micron Technology Inc.[b]	13,265	373,144
Microsoft Corp.	97,825	4,758,208
Mohawk Industries Inc.[b]	805	139,668
Molson Coors Brewing Co. Class B	1,855	136,361
Mondelez International Inc. Class A	21,035	807,113
Monsanto Co.	6,055	690,028
Monster Beverage Corp.[b]	1,750	239,943
Moody’s Corp.	2,415	259,661
Morgan Stanley	18,340	684,265
Mosaic Co. (The)	4,060	178,640
Motorola Solutions Inc.	2,765	165,209
Murphy Oil Corp.	2,030	96,648
Nabors Industries Ltd.	3,535	59,035
NASDAQ OMX Group Inc. (The)	1,505	73,188
National Oilwell Varco Inc.	5,320	289,461
Navient Corp.	5,075	99,166
NetApp Inc.	3,990	144,638
Netflix Inc.[b]	700	389,550
NetSuite Inc.[a,b]	420	40,139
New York Community Bancorp Inc.	5,495	94,459
Newell Rubbermaid Inc.	3,395	129,451
Newmont Mining Corp.	6,125	162,251
News Corp. Class Ab	4,798	75,712
NextEra Energy Inc.	5,425	547,545
Nielsen NV	4,200	188,748
NIKE Inc. Class B	8,610	851,012
NiSource Inc.	3,920	170,206
Noble Energy Inc.	5,145	260,954
Nordstrom Inc.	1,820	137,519
Norfolk Southern Corp.	3,850	388,272
Northern Trust Corp.	2,870	209,941
Northrop Grumman Corp.	2,450	377,398
Norwegian Cruise Line Holdings Ltd.[b]	1,435	69,612
NRG Energy Inc.	4,096	103,383
Nuance Communications Inc.[b]	3,150	48,290
Nucor Corp.	3,850	188,111
NVIDIA Corp.	6,965	154,588
O’Reilly Automotive Inc.[b]	1,260	274,466
Occidental Petroleum Corp.	9,695	776,569
Oceaneering International Inc.	1,295	71,367
OGE Energy Corp.	2,450	80,066

Security	Shares	Value

Omnicare Inc.	1,225	$107,776
Omnicom Group Inc.	3,220	243,947
ONEOK Inc.	2,641	127,032
Oracle Corp.	44,275	1,931,275
Owens-Illinois Inc.[a,b]	2,310	55,232
PACCAR Inc.	4,305	281,332
Pall Corp.	1,295	126,029
Palo Alto Networks Inc.[a,b]	840	124,085
Parker-Hannifin Corp.	1,820	217,235
PartnerRe Ltd.	529	67,712
Patterson Companies Inc.	1,085	50,946
Paychex Inc.	4,130	199,851
People’s United Financial Inc.	3,570	53,943
Pepco Holdings Inc.	3,115	80,928
PepsiCo Inc.	18,690	1,777,793
Perrigo Co. PLC	1,750	320,740
Pfizer Inc.	78,715	2,670,800
PG&E Corp.	5,845	309,317
Pharmacyclics Inc.[b]	840	215,208
Philip Morris International Inc.	19,355	1,615,562
Phillips 66	6,965	552,394
Pinnacle West Capital Corp.	1,330	81,396
Pioneer Natural Resources Co.	1,925	332,601
Plum Creek Timber Co. Inc.	2,135	90,097
PNC Financial Services Group Inc. (The)[e]	6,755	619,636
Polaris Industries Inc.	770	105,459
PPG Industries Inc.	1,715	379,975
PPL Corp.	8,190	278,706
Praxair Inc.	3,605	439,558
Precision Castparts Corp.	1,785	368,942
Priceline Group Inc. (The)[b]	665	823,144
Principal Financial Group Inc.	3,710	189,655
Procter & Gamble Co. (The)	33,845	2,691,016
Progressive Corp. (The)	7,000	186,620
Prologis Inc.	6,195	249,039
Prudential Financial Inc.	5,705	465,528
Public Service Enterprise Group Inc.	6,300	261,702
Public Storage	1,820	341,996
PulteGroup Inc.	4,025	77,683
PVH Corp.	1,015	104,900
QEP Resources Inc.	2,240	50,400
Qorvo Inc.[b]	1,820	119,956
QUALCOMM Inc.	20,825	1,416,100
Quanta Services Inc.[b]	2,520	72,853
Quest Diagnostics Inc.	1,925	137,484
Quintiles Transnational Holdings Inc.[b]	735	48,422
Rackspace Hosting Inc.[b]	1,540	83,006
Ralph Lauren Corp.	770	102,726
Range Resources Corp.	2,030	129,027
Raymond James Financial Inc.	1,400	79,142
Rayonier Inc.	1,505	38,513
Raytheon Co.	3,850	400,400
Realogy Holdings Corp.[b]	1,820	86,286
Realty Income Corp.	2,684	126,067
Red Hat Inc.[b]	2,380	179,119
Regency Centers Corp.	1,225	76,906
Regeneron Pharmaceuticals Inc.[b]	980	448,311
Regions Financial Corp.	17,570	172,713
RenaissanceRe Holdings Ltd.	490	50,220
Republic Services Inc.	3,710	150,737
ResMed Inc.	1,890	120,847
Reynolds American Inc.	3,955	289,901
Robert Half International Inc.	1,645	91,215

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

Rock-Tenn Co. Class A	1,750	$110,215
Rockwell Automation Inc.	1,680	199,248
Rockwell Collins Inc.	1,575	153,295
Roper Technologies Inc.	1,190	200,122
Ross Stores Inc.	2,625	259,560
Royal Caribbean Cruises Ltd.	1,995	135,780
salesforce.com inc.[b]	7,490	545,422
SanDisk Corp.	2,835	189,775
SBA Communications Corp. Class Ab	1,610	186,470
SCANA Corp.	1,575	83,444
Schlumberger Ltd.	16,100	1,523,221
Scripps Networks Interactive Inc. Class A	980	68,463
Seagate Technology PLC	4,130	242,514
Sealed Air Corp.	2,695	122,892
SEI Investments Co.	1,855	84,699
Sempra Energy	2,940	312,140
Sensata Technologies Holding NVb	1,785	98,550
ServiceNow Inc.[b]	1,575	117,905
Sherwin-Williams Co. (The)	1,050	291,900
Sigma-Aldrich Corp.	1,400	194,488
Signet Jewelers Ltd.	945	126,753
Simon Property Group Inc.	3,850	698,736
Sirius XM Holdings Inc.[a,b]	33,635	132,858
Skyworks Solutions Inc.	2,380	219,555
SL Green Realty Corp.	1,187	145,241
Snap-on Inc.	735	109,919
Southern Co. (The)	11,200	496,160
Southwest Airlines Co.	2,170	88,015
Southwestern Energy Co.[a,b]	4,410	123,612
Spectra Energy Corp.	8,575	319,419
Sprint Corp.[a,b]	10,500	53,865
SPX Corp.	455	35,035
St. Jude Medical Inc.	3,535	247,627
Stanley Black & Decker Inc.	1,820	179,634
Staples Inc.	7,910	129,091
Starbucks Corp.	18,830	933,591
Starwood Hotels & Resorts Worldwide Inc.	2,310	198,545
State Street Corp.	5,285	407,579
Stericycle Inc.[a,b]	1,015	135,431
Stryker Corp.	4,165	384,180
SunTrust Banks Inc.	6,510	270,165
Superior Energy Services Inc.	1,960	49,980
Symantec Corp.	8,890	221,583
Synchrony Financial[b]	2,100	65,415
Synopsys Inc.[b]	1,960	91,885
Sysco Corp.	7,210	266,986
T Rowe Price Group Inc.	3,255	264,241
T-Mobile U.S. Inc.[b]	2,972	101,167
Target Corp.	7,490	590,437
TD Ameritrade Holding Corp.	3,360	121,800
TE Connectivity Ltd.	5,075	337,741
Teradata Corp.[a,b]	2,100	92,379
Tesla Motors Inc.[a,b]	1,085	245,264
Tesoro Corp.	1,645	141,190
Texas Instruments Inc.	13,195	715,301
Textron Inc.	3,570	157,009
Thermo Fisher Scientific Inc.	4,970	624,630
Tiffany & Co.	1,610	140,843
Time Warner Cable Inc.	3,430	533,434
Time Warner Inc.	10,675	901,077
TJX Companies Inc. (The)	8,610	555,689
Toll Brothers Inc.[b]	2,149	76,375
Torchmark Corp.	1,596	89,552

Security	Shares	Value

Total System Services Inc.	2,240	$88,614
Towers Watson & Co. Class A	840	106,600
Tractor Supply Co.	1,750	150,605
TransDigm Group Inc.	595	126,217
Travelers Companies Inc. (The)	4,270	431,740
Trimble Navigation Ltd.[b]	3,220	81,885
TripAdvisor Inc.[b]	1,400	112,686
TRW Automotive Holdings Corp.[b]	1,365	143,407
Twenty-First Century Fox Inc. Class A	17,220	586,858
Twenty-First Century Fox Inc. Class B	5,355	178,589
Twitter Inc.[b]	4,830	188,177
Tyson Foods Inc. Class A	3,745	147,928
U.S. Bancorp/MN	22,400	960,288
UDR Inc.	3,290	107,813
Ulta Salon Cosmetics & Fragrance Inc.[b]	805	121,627
Under Armour Inc. Class Ab	2,100	162,855
Union Pacific Corp.	11,095	1,178,622
United Continental Holdings Inc.[b]	1,260	75,272
United Parcel Service Inc. Class B	8,925	897,230
United Rentals Inc.[a,b]	1,225	118,311
United Technologies Corp.	10,780	1,226,225
UnitedHealth Group Inc.	12,110	1,349,054
Universal Health Services Inc. Class B	1,155	135,077
Unum Group	3,220	109,995
Urban Outfitters Inc.[b]	1,470	58,859
Valero Energy Corp.	6,440	366,436
Vantiv Inc. Class Ab	1,925	75,268
Varian Medical Systems Inc.[b]	1,260	111,951
Ventas Inc.	4,515	311,083
VeriSign Inc.[a,b]	1,400	88,914
Verisk Analytics Inc. Class Aa,b	1,820	136,573
Verizon Communications Inc.	51,800	2,612,792
Vertex Pharmaceuticals Inc.[b]	2,940	362,443
VF Corp.	4,270	309,276
Viacom Inc. Class B NVS	4,585	318,428
Visa Inc. Class Aa	24,640	1,627,472
VMware Inc. Class Aa,b	1,015	89,422
Vornado Realty Trust	2,100	217,329
Voya Financial Inc.	2,765	117,070
Vulcan Materials Co.	1,680	143,674
Wabtec Corp./DE	1,190	111,920
Wal-Mart Stores Inc.	20,090	1,568,024
Walgreens Boots Alliance Inc.	10,990	911,401
Walt Disney Co. (The)	20,195	2,195,600
Waste Management Inc.	5,460	270,434
Waters Corp.[b]	1,085	135,831
Wells Fargo & Co.	62,090	3,421,159
Western Digital Corp.	2,800	273,672
Western Union Co. (The)	6,475	131,313
Westlake Chemical Corp.	595	46,398
Weyerhaeuser Co.	6,720	211,747
Whirlpool Corp.	980	172,088
Whiting Petroleum Corp.[a,b]	2,625	99,514
Whole Foods Market Inc.	4,410	210,622
Williams Companies Inc. (The)	8,715	446,121
Willis Group Holdings PLC	2,170	105,527
Windstream Holdings Inc.[a]	1,173	13,695
Wisconsin Energy Corp.	2,870	140,974
Workday Inc. Class Ab	1,155	105,348
WR Berkley Corp.	1,330	65,157
WW Grainger Inc.	735	182,596
Wyndham Worldwide Corp.	1,575	134,505
Wynn Resorts Ltd.	1,015	112,736

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2015

Security	Shares	Value

Xcel Energy Inc.	6,440	$218,380
Xerox Corp.	14,000	161,000
Xilinx Inc.	3,395	147,207
XL Group PLC	3,430	127,184
Xylem Inc./NY	2,380	88,108
Yahoo! Inc.[b]	11,620	494,605
Yum! Brands Inc.	5,565	478,367
Zillow Group Inc. Class Aa,b	595	58,096
Zimmer Holdings Inc.	2,100	230,664
Zoetis Inc.	6,266	278,336

		241,460,488

TOTAL COMMON STOCKS
(Cost: $316,837,187)		391,340,365

PREFERRED STOCKS — 0.27%

GERMANY — 0.27%
Bayerische Motoren Werke AG	735	67,429
Fuchs Petrolub SE	770	32,662
Henkel AG & Co. KGaA	2,240	261,545
Porsche Automobil Holding SE	1,925	183,997
Volkswagen AG	1,960	508,329

		1,053,962

TOTAL PREFERRED STOCKS
(Cost: $759,135)		1,053,962

RIGHTS — 0.01%

CANADA — 0.00%
Constellation Software Inc./Canada[b]	210	62

		62
ITALY — 0.00%
UnipolSai SpA Class Ab	11,305	—
UnipolSai SpA Class Bb	11,305	—

		—
SPAIN — 0.01%
Banco Popular Espanol SAb	23,765	453
Banco Santander SAb	175,023	29,026

		29,479

TOTAL RIGHTS
(Cost: $28,782)		29,541

SHORT-TERM INVESTMENTS — 2.56%

MONEY MARKET FUNDS — 2.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	9,334,402	9,334,402

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	524,365	$524,365
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	244,671	244,671

		10,103,438

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,103,438)		10,103,438

TOTAL INVESTMENTS IN SECURITIES — 102.21%
(Cost: $327,728,542)		402,527,306
Other Assets, Less Liabilities — (2.21)%		(8,703,504)

NET ASSETS — 100.00%		$393,823,802

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

236

Schedule of Investments   (Unaudited)

iSHARES® MSCI QATAR CAPPED ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.95%

BANKS — 46.42%
Al Khalij Commercial Bank QSC	105,502	$593,875
Commercial Bank of Qatar QSC (The)	68,393	1,059,701
Doha Bank QSC	53,737	807,520
Masraf Al Rayan QSC	255,635	3,406,079
Qatar International Islamic Bank QSC	39,527	879,572
Qatar Islamic Bank SAQ	52,983	1,462,835
Qatar National Bank SAQ	135,488	7,369,851

		15,579,433
CONSTRUCTION MATERIALS — 3.29%
Qatar National Cement Co. QSC	16,556	552,617
Qatari Investors Group QSC	41,789	549,908

		1,102,525
DIVERSIFIED FINANCIAL SERVICES — 1.99%
Qatar Industrial Manufacturing Co.	22,852	286,274
Salam International Investment Co.	99,818	381,168

		667,442
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.01%
Ooredoo QSC	49,184	1,344,434

		1,344,434
ENERGY EQUIPMENT & SERVICES — 3.36%
Gulf International Services QSC	45,965	1,126,380

		1,126,380
FOOD & STAPLES RETAILING — 1.45%
Al Meera Consumer Goods Co. QSC	7,192	487,824

		487,824
FOOD PRODUCTS — 0.70%
Widam Food Co.	13,909	234,998

		234,998
HEALTH CARE PROVIDERS & SERVICES — 1.45%
Medicare Group	10,295	486,743

		486,743
INDUSTRIAL CONGLOMERATES — 13.15%
Industries Qatar QSC	110,722	4,413,610

		4,413,610
INSURANCE — 3.12%
Qatar Insurance Co. SAQ	47,212	1,046,691

		1,046,691

Security	Shares	Value

MARINE — 2.52%
Qatar Navigation QSC	30,566	$846,432

		846,432
MULTI-UTILITIES — 4.63%
Qatar Electricity & Water Co. QSC	26,680	1,554,602

		1,554,602
OIL, GAS & CONSUMABLE FUELS — 2.67%
Qatar Gas Transport Co. Ltd.	143,521	897,388

		897,388
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.26%
Barwa Real Estate Co.	96,251	1,327,400
Mazaya Qatar Real Estate Development QSC	54,931	284,762
National Leasing	32,828	194,440
United Development Co. QSC	101,616	629,787

		2,436,389
WIRELESS TELECOMMUNICATION SERVICES — 3.93%
Vodafone Qatar QSC	284,432	1,320,559

		1,320,559

TOTAL COMMON STOCKS (Cost: $35,057,210)		33,545,450

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	32,153	32,153

		32,153

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,153)		32,153

TOTAL INVESTMENTS IN SECURITIES — 100.04% (Cost: $35,089,363)		33,577,603
Other Assets, Less Liabilities — (0.04)%		(14,957)

NET ASSETS — 100.00%		$33,562,646

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

237

Schedule of Investments  (Unaudited)

iSHARES® MSCI UAE CAPPED ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.08%

AIRLINES — 3.30%
Air Arabia PJSC	2,905,155	$1,297,174

		1,297,174
BANKS — 26.55%
Abu Dhabi Commercial Bank PJSC	835,649	1,699,533
Ajman Bank PJSC[a]	948,962	627,827
Dubai Islamic Bank PJSC	847,859	1,606,637
First Gulf Bank PJSC	770,954	3,200,983
National Bank of Abu Dhabi PJSC	507,254	1,532,969
Union National Bank PJSC	952,417	1,776,244

		10,444,193
BUILDING PRODUCTS — 1.00%
National Central Cooling Co. PJSC	1,134,896	392,414

		392,414
CAPITAL MARKETS — 4.00%
Dubai Investments PJSC	1,861,691	1,571,283

		1,571,283
CONSTRUCTION & ENGINEERING — 6.12%
Arabtec Holding PJSC[a]	1,963,688	1,582,520
Orascom Construction Ltd.[a]	62,054	825,318

		2,407,838
DIVERSIFIED FINANCIAL SERVICES — 8.71%
Al Waha Capital PJSC	1,284,794	909,477
Dubai Financial Market PJSC	2,540,342	1,514,682
Gulf General Investment Co.[a]	2,076,967	593,750
SHUAA Capital PSC[a]	1,903,673	409,453

		3,427,362
ENERGY EQUIPMENT & SERVICES — 2.19%
Lamprell PLC[a]	398,406	861,742

		861,742
FOOD PRODUCTS — 1.53%
Agthia Group PJSC	287,812	603,371

		603,371
HEALTH CARE PROVIDERS & SERVICES — 5.42%
Al Noor Hospitals Group PLC	59,146	816,216
NMC Health PLC	112,260	1,314,568

		2,130,784

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 1.95%
Dana Gas PJSC[a]	5,525,972	$767,298

		767,298

REAL ESTATE MANAGEMENT & DEVELOPMENT — 29.12%
Aldar Properties PJSC	2,267,641	1,703,995
Deyaar Development PJSC[a]	2,744,099	687,341
Emaar Properties PJSC	3,210,136	7,201,710
Eshraq Properties Co. PJSC[a]	2,296,228	643,928
RAK Properties PJSC	2,259,156	461,310
Union Properties PJSC[a]	1,823,527	754,642

		11,452,926

TRANSPORTATION INFRASTRUCTURE — 8.19%
DP World Ltd.	139,590	3,221,737

		3,221,737

TOTAL COMMON STOCKS (Cost: $40,611,416)		38,578,122

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	238,662	238,662

		238,662

TOTAL SHORT-TERM INVESTMENTS (Cost: $238,662)		238,662

TOTAL INVESTMENTS IN SECURITIES — 98.69% (Cost: $40,850,078)		38,816,784
Other Assets, Less Liabilities — 1.31%		515,666

NET ASSETS — 100.00%		$39,332,450

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

238

Schedule of Investments   (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 0.19%
Lockheed Martin Corp.	48,778	$9,101,975

		9,101,975
AIR FREIGHT & LOGISTICS — 1.28%
United Parcel Service Inc. Class B	621,973	62,526,946

		62,526,946
BANKS — 0.66%
M&T Bank Corp.	45,568	5,453,122
U.S. Bancorp/MN	522,101	22,382,470
Wells Fargo & Co.	83,446	4,597,875

		32,433,467
BEVERAGES — 2.38%
Coca-Cola Co. (The)	1,175,413	47,674,751
PepsiCo Inc.	724,434	68,908,162

		116,582,913
BIOTECHNOLOGY — 0.05%
Amgen Inc.	15,032	2,373,703

		2,373,703
CHEMICALS — 3.25%
Ecolab Inc.	591,503	66,236,506
Monsanto Co.	212,992	24,272,568
Praxair Inc.	344,757	42,036,221
Sherwin-Williams Co. (The)	95,622	26,582,916

		159,128,211
COMMERCIAL SERVICES & SUPPLIES — 2.73%
Republic Services Inc.	758,704	30,826,144
Stericycle Inc.[a,b]	426,021	56,843,982
Waste Management Inc.	923,721	45,751,901

		133,422,027
COMMUNICATIONS EQUIPMENT — 2.62%
Cisco Systems Inc.	696,365	20,076,203
Motorola Solutions Inc.	660,220	39,448,145
QUALCOMM Inc.	1,010,040	68,682,720

		128,207,068
DISTRIBUTORS — 0.22%
Genuine Parts Co.	121,508	10,917,494

		10,917,494
DIVERSIFIED FINANCIAL SERVICES — 1.40%
Berkshire Hathaway Inc. Class Ba	398,830	56,318,785

Security	Shares	Value

CME Group Inc./IL	134,797	$12,254,395

		68,573,180
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.20%
AT&T Inc.	2,018,798	69,931,163
CenturyLink Inc.	429,733	15,453,198
Verizon Communications Inc.	1,405,295	70,883,080

		156,267,441
ELECTRIC UTILITIES — 4.01%
Duke Energy Corp.	863,023	66,944,694
NextEra Energy Inc.	274,141	27,669,051
Southern Co. (The)	1,356,256	60,082,141
Xcel Energy Inc.	1,221,320	41,414,961

		196,110,847
FOOD & STAPLES RETAILING — 2.14%
Costco Wholesale Corp.	52,640	7,530,152
CVS Health Corp.	178,507	17,723,960
Sysco Corp.	318,492	11,793,759
Wal-Mart Stores Inc.	866,232	67,609,407

		104,657,278
FOOD PRODUCTS — 4.12%
Campbell Soup Co.	281,492	12,585,507
General Mills Inc.	1,193,110	66,026,707
Hershey Co. (The)	323,062	29,695,859
Hormel Foods Corp.	275,134	14,953,533
JM Smucker Co. (The)	24,093	2,792,861
Kellogg Co.	219,854	13,923,354
McCormick & Co. Inc./MD	500,252	37,668,976
Mondelez International Inc. Class A	623,025	23,905,469

		201,552,266
HEALTH CARE EQUIPMENT & SUPPLIES — 4.63%
Abbott Laboratories	1,294,072	60,070,822
Baxter International Inc.	292,800	20,127,072
Becton Dickinson and Co.	412,139	58,058,021
CR Bard Inc.	197,974	32,978,509
Medtronic PLC	500,200	37,239,890
Varian Medical Systems Inc.[a,b]	203,277	18,061,161

		226,535,475
HEALTH CARE PROVIDERS & SERVICES — 8.89%
AmerisourceBergen Corp.	786,175	89,859,802
Anthem Inc.	53,719	8,107,809
Cardinal Health Inc.	192,998	16,277,451
DaVita HealthCare Partners Inc.[a]	327,200	26,535,920
Express Scripts Holding Co.[a]	448,541	38,753,942
Henry Schein Inc.[a,b]	422,461	57,919,403
Laboratory Corp. of America Holdings[a]	276,101	33,010,636
McKesson Corp.	216,149	48,287,687
Omnicare Inc.	277,199	24,387,968
Patterson Companies Inc.	418,498	19,650,574
Quest Diagnostics Inc.	323,220	23,084,372

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

UnitedHealth Group Inc.	441,218	$49,151,685

		435,027,249
HOTELS, RESTAURANTS & LEISURE — 3.11%
Chipotle Mexican Grill Inc.[a]	28,632	17,790,207
McDonald’s Corp.	745,996	72,025,914
Starbucks Corp.	811,088	40,213,743
Yum! Brands Inc.	257,938	22,172,350

		152,202,214
HOUSEHOLD PRODUCTS — 4.39%
Church & Dwight Co. Inc.	391,622	31,787,958
Clorox Co. (The)	158,266	16,792,023
Colgate-Palmolive Co.	609,305	40,994,040
Kimberly-Clark Corp.	555,970	60,984,349
Procter & Gamble Co. (The)	809,598	64,371,137

		214,929,507
INDUSTRIAL CONGLOMERATES — 0.64%
3M Co.	198,712	31,076,570

		31,076,570
INSURANCE — 6.59%
ACE Ltd.	111,680	11,948,643
Alleghany Corp.[a]	65,798	31,156,669
Arch Capital Group Ltd.[a,b]	639,719	38,818,149
Axis Capital Holdings Ltd.[b]	132,776	6,912,319
Chubb Corp. (The)	650,911	64,017,097
Everest Re Group Ltd.[b]	163,391	29,232,284
Marsh & McLennan Companies Inc.	528,543	29,682,975
PartnerRe Ltd.	126,366	16,174,848
RenaissanceRe Holdings Ltd.[b]	230,225	23,595,760
Travelers Companies Inc. (The)	321,629	32,519,908
Willis Group Holdings PLC	247,294	12,025,907
WR Berkley Corp.	539,577	26,433,877

		322,518,436
INTERNET SOFTWARE & SERVICES — 1.39%
eBay Inc.[a]	176,467	10,280,967
Facebook Inc. Class Aa	253,871	19,997,419
Google Inc. Class Aa	42,723	23,445,101
Google Inc. Class Ca	21,742	11,682,773
VeriSign Inc.[a,b]	43,240	2,746,172

		68,152,432
IT SERVICES — 7.52%
Accenture PLC Class A	508,738	47,134,576
Automatic Data Processing Inc.	833,250	70,442,955
Fidelity National Information Services Inc.	397,997	24,870,832
Fiserv Inc.[a,b]	652,544	50,637,414
International Business Machines Corp.	252,148	43,190,431
MasterCard Inc. Class A	125,462	11,317,927
Paychex Inc.	1,482,879	71,756,515
Vantiv Inc. Class Aa	77,477	3,029,351
Visa Inc. Class A	689,934	45,570,141

		367,950,142

Security	Shares	Value

MEDIA — 0.26%
Comcast Corp. Class A Special NVS	178,677	$10,290,008
Scripps Networks Interactive Inc. Class A	31,953	2,232,237

		12,522,245
METALS & MINING — 1.36%
Newmont Mining Corp.	2,504,021	66,331,516

		66,331,516
MULTI-UTILITIES — 3.73%
Consolidated Edison Inc.	930,764	57,288,524
Dominion Resources Inc./VA	689,557	49,427,446
PG&E Corp.	506,591	26,808,796
Sempra Energy	58,395	6,199,797
Wisconsin Energy Corp.	869,026	42,686,557

		182,411,120
MULTILINE RETAIL — 1.93%
Dollar General Corp.	185,388	13,479,562
Dollar Tree Inc.[a]	165,771	12,666,562
Family Dollar Stores Inc.	293,994	22,972,691
Target Corp.	572,162	45,103,530

		94,222,345
OIL, GAS & CONSUMABLE FUELS — 3.59%
Cabot Oil & Gas Corp.	320,109	10,826,086
Chevron Corp.	307,871	34,192,153
ConocoPhillips	121,890	8,278,769
EQT Corp.	26,176	2,354,269
Exxon Mobil Corp.	733,040	64,045,705
Range Resources Corp.	204,086	12,971,706
Spectra Energy Corp.	1,157,538	43,118,291

		175,786,979
PHARMACEUTICALS — 6.40%
Actavis PLC[a]	13,108	3,707,729
Bristol-Myers Squibb Co.	622,918	39,698,564
Eli Lilly & Co.	621,363	44,657,359
Johnson & Johnson	652,144	64,692,685
Mallinckrodt PLC[a]	43,668	4,942,344
Merck & Co. Inc.	1,155,138	68,800,019
Perrigo Co. PLC	113,166	20,741,065
Pfizer Inc.	1,946,097	66,031,071

		313,270,836
PROFESSIONAL SERVICES — 0.71%
Nielsen NV	95,586	4,295,635
Verisk Analytics Inc. Class Aa,b	406,852	30,530,174

		34,825,809
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.83%
American Tower Corp.	520,011	49,156,640
AvalonBay Communities Inc.	166,639	27,385,453
Camden Property Trust[b]	44,294	3,325,594

240

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

April 30, 2015

Security	Shares	Value

Crown Castle International Corp.[b]	620,244	$51,808,981
Equity Residential	211,956	15,655,070
Federal Realty Investment Trust[b]	196,045	26,205,335
General Growth Properties Inc.	355,865	9,750,701
HCP Inc.[b]	306,071	12,331,601
Health Care REIT Inc.	161,472	11,629,213
Public Storage	333,680	62,701,809
Simon Property Group Inc.	180,810	32,815,207
Ventas Inc.[b]	451,931	31,138,046

		333,903,650
ROAD & RAIL — 0.82%
JB Hunt Transport Services Inc.	173,132	15,097,110
Union Pacific Corp.	236,713	25,146,022

		40,243,132
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.46%
Intel Corp.	693,983	22,589,147

		22,589,147
SOFTWARE — 2.68%
ANSYS Inc.[a]	101,765	8,735,507
Intuit Inc.	446,902	44,837,678
Microsoft Corp.	786,422	38,251,566
Synopsys Inc.[a]	772,694	36,223,895
VMware Inc. Class Aa,b	32,509	2,864,043

		130,912,689
SPECIALTY RETAIL — 2.64%
AutoZone Inc.[a,b]	102,610	69,021,643
Home Depot Inc. (The)	124,800	13,351,104
O’Reilly Automotive Inc.[a]	88,079	19,186,248
Ross Stores Inc.	51,945	5,136,322
TJX Companies Inc. (The)	346,161	22,341,231

		129,036,548
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.11%
Apple Inc.	43,027	5,384,829

		5,384,829
TEXTILES, APPAREL & LUXURY GOODS — 0.60%
NIKE Inc. Class B	29,548	2,920,525
VF Corp.	364,682	26,413,917

		29,334,442
TOBACCO — 0.97%
Altria Group Inc.	769,972	38,537,099
Reynolds American Inc.	117,947	8,645,515

		47,182,614
WATER UTILITIES — 0.13%
American Water Works Co. Inc.	118,492	6,460,184

		6,460,184

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 1.24%
SBA Communications Corp. Class Aa	521,490	$60,398,972

		60,398,972

TOTAL COMMON STOCKS (Cost: $4,562,533,940)		4,885,063,898

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	55,983,956	55,983,956
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	3,144,928	3,144,928
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,628,107	2,628,107

		61,756,991

TOTAL SHORT-TERM INVESTMENTS (Cost: $61,756,991)		61,756,991

TOTAL INVESTMENTS IN SECURITIES — 101.13% (Cost: $4,624,290,931)		4,946,820,889
Other Assets, Less Liabilities — (1.13)%		(55,345,602)

NET ASSETS — 100.00%		$4,891,475,287

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

241

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 3.71%
General Dynamics Corp.	55,284	$7,591,599
Lockheed Martin Corp.	40,960	7,643,136
Northrop Grumman Corp.	19,977	3,077,257
Raytheon Co.	27,097	2,818,088
TransDigm Group Inc.	6,923	1,468,576

		22,598,656
AIR FREIGHT & LOGISTICS — 0.87%
FedEx Corp.	31,142	5,280,749

		5,280,749
AIRLINES — 0.36%
American Airlines Group Inc.	15,231	735,429
Southwest Airlines Co.	35,861	1,454,522

		2,189,951
BEVERAGES — 3.55%
Dr. Pepper Snapple Group Inc.	35,799	2,669,889
Molson Coors Brewing Co. Class B	20,027	1,472,185
Monster Beverage Corp.[a]	20,257	2,777,437
PepsiCo Inc.	154,606	14,706,123

		21,625,634
BIOTECHNOLOGY — 10.70%
Alexion Pharmaceuticals Inc.[a]	19,645	3,324,524
Amgen Inc.	138,919	21,936,699
BioMarin Pharmaceutical Inc.[a]	15,699	1,759,073
Celgene Corp.[a]	122,005	13,183,860
Gilead Sciences Inc.[a]	233,067	23,425,564
Medivation Inc.[a]	11,922	1,439,462

		65,069,182
CAPITAL MARKETS — 0.38%
Ameriprise Financial Inc.	14,877	1,863,791
Legg Mason Inc.	8,202	431,835

		2,295,626
CHEMICALS — 0.95%
Air Products & Chemicals Inc.	19,975	2,865,014
Sigma-Aldrich Corp.	20,939	2,908,846

		5,773,860
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Cintas Corp.	14,350	1,147,283

		1,147,283

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.35%
Palo Alto Networks Inc.[a]	14,465	$2,136,770

		2,136,770
CONTAINERS & PACKAGING — 0.19%
Ball Corp.	15,749	1,156,134

		1,156,134
DIVERSIFIED FINANCIAL SERVICES — 3.11%
Berkshire Hathaway Inc. Class Ba	118,780	16,772,924
Moody’s Corp.	19,787	2,127,498

		18,900,422
ELECTRIC UTILITIES — 0.70%
Edison International	32,108	1,956,662
Entergy Corp.	22,234	1,716,020
Pepco Holdings Inc.	23,006	597,696

		4,270,378
FOOD & STAPLES RETAILING — 3.56%
CVS Health Corp.	176,491	17,523,792
Kroger Co. (The)	59,720	4,115,305

		21,639,097
FOOD PRODUCTS — 0.42%
Hormel Foods Corp.	14,688	798,293
Keurig Green Mountain Inc.	14,941	1,738,684

		2,536,977
HEALTH CARE EQUIPMENT & SUPPLIES — 3.64%
Becton Dickinson and Co.	27,481	3,871,248
Cooper Companies Inc. (The)	5,059	900,856
CR Bard Inc.	7,879	1,312,484
Edwards Lifesciences Corp.[a]	17,388	2,202,190
Intuitive Surgical Inc.[a]	3,754	1,861,909
Medtronic PLC	161,006	11,986,897

		22,135,584
HEALTH CARE PROVIDERS & SERVICES — 7.68%
AmerisourceBergen Corp.	36,076	4,123,487
Anthem Inc.	36,187	5,461,704
Cardinal Health Inc.	36,520	3,080,097
Cigna Corp.	30,418	3,791,299
DaVita HealthCare Partners Inc.[a]	19,943	1,617,377
HCA Holdings Inc.[a]	38,465	2,846,795
Humana Inc.	18,937	3,135,967
McKesson Corp.	29,552	6,601,917
UnitedHealth Group Inc.	134,227	14,952,888
Universal Health Services Inc. Class B	9,423	1,102,020

		46,713,551
HOTELS, RESTAURANTS & LEISURE — 0.77%
Marriott International Inc./MD Class A	42,355	3,390,518

242

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

April 30, 2015

Security	Shares	Value

Royal Caribbean Cruises Ltd.	19,359	$1,317,573

		4,708,091
HOUSEHOLD DURABLES — 0.10%
Leggett & Platt Inc.	15,175	644,482

		644,482
INDUSTRIAL CONGLOMERATES — 1.80%
3M Co.	58,310	9,119,101
Roper Technologies Inc.	10,834	1,821,954

		10,941,055
INSURANCE — 1.05%
Allstate Corp. (The)	43,757	3,048,113
Marsh & McLennan Companies Inc.	49,446	2,776,887
WR Berkley Corp.	12,068	591,211

		6,416,211
INTERNET SOFTWARE & SERVICES — 3.82%
Facebook Inc. Class Aa	240,050	18,908,738
Yahoo! Inc.[a]	102,516	4,363,594

		23,272,332
IT SERVICES — 1.80%
Alliance Data Systems Corp.[a]	5,465	1,624,799
Automatic Data Processing Inc.	65,812	5,563,747
Fiserv Inc.[a]	29,520	2,290,752
FleetCor Technologies Inc.[a]	9,007	1,449,136

		10,928,434
LIFE SCIENCES TOOLS & SERVICES — 0.73%
Illumina Inc.[a]	21,279	3,920,656
Quintiles Transnational Holdings Inc.[a]	7,553	497,591

		4,418,247
MACHINERY — 0.15%
Wabtec Corp./DE	9,817	923,289

		923,289
MEDIA — 5.29%
DIRECTV[a]	51,085	4,633,665
DISH Network Corp. Class Aa	18,586	1,257,529
Time Warner Inc.	83,277	7,029,411
Walt Disney Co. (The)	176,958	19,238,874

		32,159,479
METALS & MINING — 0.41%
Alcoa Inc.	185,797	2,493,396

		2,493,396
MULTI-UTILITIES — 0.82%
Integrys Energy Group Inc.	8,340	609,654
NiSource Inc.	41,986	1,823,032

Security	Shares	Value

Sempra Energy	24,319	$2,581,948

		5,014,634
OIL, GAS & CONSUMABLE FUELS — 1.22%
Cheniere Energy Inc.[a]	25,957	1,985,451
Williams Companies Inc. (The)	106,153	5,433,972

		7,419,423
PHARMACEUTICALS — 8.39%
Actavis PLC[a]	57,211	16,182,703
Eli Lilly & Co.	112,976	8,119,585
Jazz Pharmaceuticals PLC[a]	7,476	1,335,961
Johnson & Johnson	228,316	22,648,947
Mallinckrodt PLC[a]	24,564	2,780,154

		51,067,350
PROFESSIONAL SERVICES — 0.14%
Robert Half International Inc.	15,225	844,226

		844,226
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.09%
American Tower Corp.	46,555	4,400,844
Digital Realty Trust Inc.	17,961	1,138,907
Equity Residential	40,716	3,007,284
Essex Property Trust Inc.	6,697	1,486,399
Federal Realty Investment Trust	7,714	1,031,131
Iron Mountain Inc.	23,282	802,996
UDR Inc.	25,370	831,375

		12,698,936
ROAD & RAIL — 3.41%
CSX Corp.	125,880	4,543,009
Union Pacific Corp.	152,593	16,209,955

		20,752,964
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.37%
Avago Technologies Ltd.	42,172	4,929,064
Broadcom Corp. Class A	75,052	3,317,674
Intel Corp.	700,153	22,789,980
Lam Research Corp.	20,223	1,528,454
Micron Technology Inc.[a]	120,398	3,386,796
Skyworks Solutions Inc.	30,145	2,780,876

		38,732,844
SOFTWARE — 6.53%
Adobe Systems Inc.[a]	42,071	3,199,920
Electronic Arts Inc.[a]	38,623	2,243,610
Intuit Inc.	27,770	2,786,164
Microsoft Corp.	605,931	29,472,484
ServiceNow Inc.[a]	14,755	1,104,559
Workday Inc. Class Aa	10,197	930,069

		39,736,806
SPECIALTY RETAIL — 4.26%
Advance Auto Parts Inc.	7,702	1,101,386

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

April 30, 2015

Security	Shares	Value

AutoZone Inc.[a]	2,572	$1,730,081
Foot Locker Inc.	19,275	1,145,899
Home Depot Inc. (The)	148,263	15,861,176
L Brands Inc.	24,828	2,218,630
O’Reilly Automotive Inc.[a]	11,619	2,530,967
Signet Jewelers Ltd.	9,873	1,324,265

		25,912,404
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.37%
Apple Inc.	260,879	32,649,007

		32,649,007
TEXTILES, APPAREL & LUXURY GOODS — 1.84%
Hanesbrands Inc.	57,105	1,774,824
NIKE Inc. Class B	79,875	7,894,845
Under Armour Inc. Class Aa,b	19,642	1,523,237

		11,192,906
TOBACCO — 2.45%
Altria Group Inc.	297,308	14,880,265

		14,880,265
TRADING COMPANIES & DISTRIBUTORS — 0.14%
United Rentals Inc.[a]	9,068	875,787

		875,787
WATER UTILITIES — 0.22%
American Water Works Co. Inc.	24,639	1,343,318

		1,343,318
WIRELESS TELECOMMUNICATION SERVICES — 0.34%
SBA Communications Corp. Class Aa	17,781	2,059,395

		2,059,395

TOTAL COMMON STOCKS (Cost: $569,266,284)		607,555,135

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	77,743	77,743
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	4,367	4,367

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	687,114	$687,114

		769,224

TOTAL SHORT-TERM INVESTMENTS (Cost: $769,224)		769,224

TOTAL INVESTMENTS IN SECURITIES — 100.00% (Cost: $570,035,508)		608,324,359
Other Assets, Less Liabilities — 0.00%		9,663

NET ASSETS — 100.00%		$608,334,022

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

244

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA QUALITY FACTOR ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 5.48%
Boeing Co. (The)	168,840	$24,201,526
Honeywell International Inc.	158,392	15,984,921
Lockheed Martin Corp.	80,205	14,966,253
Raytheon Co.	64,025	6,658,600
Rockwell Collins Inc.	30,941	3,011,487

		64,822,787
AIR FREIGHT & LOGISTICS — 0.38%
CH Robinson Worldwide Inc.	38,905	2,505,093
Expeditors International of Washington Inc.	43,997	2,016,382

		4,521,475
AIRLINES — 0.17%
Delta Air Lines Inc.	45,678	2,039,066

		2,039,066
AUTO COMPONENTS — 0.69%
Delphi Automotive PLC	98,305	8,159,315

		8,159,315
BEVERAGES — 1.20%
Brown-Forman Corp. Class B	32,399	2,923,362
Coca-Cola Enterprises Inc.	50,383	2,237,509
Dr. Pepper Snapple Group Inc.	44,685	3,332,607
Monster Beverage Corp.[a]	41,315	5,664,700

		14,158,178
BIOTECHNOLOGY — 7.80%
Biogen Inc.[a]	57,970	21,676,722
Celgene Corp.[a]	206,294	22,292,130
Gilead Sciences Inc.[a]	480,111	48,255,956

		92,224,808
CAPITAL MARKETS — 1.08%
Eaton Vance Corp. NVS	28,141	1,156,032
Franklin Resources Inc.	90,469	4,664,581
SEI Investments Co.	36,054	1,646,226
T Rowe Price Group Inc.	64,716	5,253,645

		12,720,484
CHEMICALS — 2.83%
Albemarle Corp.	25,674	1,532,738
CF Industries Holdings Inc.	10,895	3,131,986
Eastman Chemical Co.	30,969	2,360,457
International Flavors & Fragrances Inc.	17,669	2,027,518
LyondellBasell Industries NV Class A	132,300	13,695,696
Sherwin-Williams Co. (The)	25,224	7,012,272

Security	Shares	Value

Sigma-Aldrich Corp.	26,510	$3,682,769

		33,443,436
COMMUNICATIONS EQUIPMENT — 2.58%
F5 Networks Inc.[a]	17,505	2,135,960
Harris Corp.	24,101	1,933,864
QUALCOMM Inc.	389,760	26,503,680

		30,573,504
DISTRIBUTORS — 0.26%
Genuine Parts Co.	34,612	3,109,888

		3,109,888
DIVERSIFIED CONSUMER SERVICES — 0.19%
H&R Block Inc.	75,249	2,275,530

		2,275,530
DIVERSIFIED FINANCIAL SERVICES — 0.79%
McGraw Hill Financial Inc.	89,811	9,367,287

		9,367,287
ELECTRICAL EQUIPMENT — 0.33%
Rockwell Automation Inc.	33,118	3,927,795

		3,927,795
ENERGY EQUIPMENT & SERVICES — 0.60%
Core Laboratories NV	12,224	1,604,767
FMC Technologies Inc.[a]	53,766	2,371,081
Helmerich & Payne Inc.	22,742	1,773,194
Oceaneering International Inc.	24,559	1,353,446

		7,102,488
FOOD PRODUCTS — 2.43%
Campbell Soup Co.	45,955	2,054,648
Hershey Co. (The)	45,905	4,219,588
Hormel Foods Corp.	32,397	1,760,777
Kellogg Co.	63,962	4,050,713
Keurig Green Mountain Inc.	26,627	3,098,584
Kraft Foods Group Inc.	137,611	11,662,532
McCormick & Co. Inc./MD	24,836	1,870,151

		28,716,993
HEALTH CARE EQUIPMENT & SUPPLIES — 1.24%
CR Bard Inc.	21,966	3,659,096
Edwards Lifesciences Corp.[a]	22,274	2,821,002
Intuitive Surgical Inc.[a]	7,968	3,951,968
ResMed Inc.	32,406	2,072,040
Varian Medical Systems Inc.[a,b]	24,369	2,165,186

		14,669,292
HEALTH CARE PROVIDERS & SERVICES — 0.21%
Henry Schein Inc.[a]	18,262	2,503,720

		2,503,720

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

April 30, 2015

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 5.18%
Chipotle Mexican Grill Inc.[a]	7,523	$4,674,341
McDonald’s Corp.	245,865	23,738,266
Starbucks Corp.	443,236	21,975,641
Yum! Brands Inc.	126,584	10,881,160

		61,269,408
HOUSEHOLD DURABLES — 0.10%
Garmin Ltd.	26,858	1,213,713

		1,213,713
HOUSEHOLD PRODUCTS — 2.38%
Church & Dwight Co. Inc.	29,314	2,379,418
Colgate-Palmolive Co.	214,240	14,414,067
Kimberly-Clark Corp.	103,325	11,333,719

		28,127,204
INDUSTRIAL CONGLOMERATES — 2.03%
3M Co.	153,444	23,997,107

		23,997,107
INSURANCE — 0.26%
Progressive Corp. (The)	115,663	3,083,576

		3,083,576
INTERNET & CATALOG RETAIL — 1.53%
Priceline Group Inc. (The)[a]	12,991	16,080,390
TripAdvisor Inc.[a]	25,268	2,033,821

		18,114,211
INTERNET SOFTWARE & SERVICES — 4.91%
Google Inc. Class Aa	53,007	29,088,652
Google Inc. Class Ca	53,832	28,926,172

		58,014,824
IT SERVICES — 12.55%
Accenture PLC Class A	228,337	21,155,423
Automatic Data Processing Inc.	113,860	9,625,724
International Business Machines Corp.	257,329	44,077,884
MasterCard Inc. Class A	366,926	33,100,395
Paychex Inc.	100,193	4,848,339
Teradata Corp.[a,b]	34,904	1,535,427
Visa Inc. Class Ab	516,553	34,118,326

		148,461,518
LEISURE PRODUCTS — 0.44%
Mattel Inc.	82,278	2,316,948
Polaris Industries Inc.	21,212	2,905,196

		5,222,144
LIFE SCIENCES TOOLS & SERVICES — 0.40%
Mettler-Toledo International Inc.[a]	7,969	2,526,253

Security	Shares	Value

Waters Corp.[a]	17,416	$2,180,309

		4,706,562
MACHINERY — 0.78%
Cummins Inc.	37,007	5,116,588
Flowserve Corp.	31,117	1,821,278
Pall Corp.	22,961	2,234,564

		9,172,430
MEDIA — 0.61%
Scripps Networks Interactive Inc. Class A	17,849	1,246,931
Viacom Inc. Class B NVS	85,237	5,919,710

		7,166,641
MULTILINE RETAIL — 0.74%
Dollar Tree Inc.[a]	59,674	4,559,690
Family Dollar Stores Inc.	24,049	1,879,189
Nordstrom Inc.	31,251	2,361,326

		8,800,205
OIL, GAS & CONSUMABLE FUELS — 4.54%
Exxon Mobil Corp.	613,908	53,637,142

		53,637,142
PERSONAL PRODUCTS — 0.43%
Estee Lauder Companies Inc. (The) Class A	61,949	5,035,834

		5,035,834
PHARMACEUTICALS — 5.82%
Actavis PLC[a]	1	283
Eli Lilly & Co.	223,219	16,042,749
Johnson & Johnson	532,545	52,828,464

		68,871,496
PROFESSIONAL SERVICES — 0.39%
Robert Half International Inc.	35,584	1,973,133
Verisk Analytics Inc. Class Aa,b	34,467	2,586,403

		4,559,536
ROAD & RAIL — 1.95%
JB Hunt Transport Services Inc.	23,526	2,051,467
Union Pacific Corp.	197,610	20,992,111

		23,043,578
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.59%
Linear Technology Corp.	69,883	3,223,703
Skyworks Solutions Inc.	41,325	3,812,231

		7,035,934
SOFTWARE — 8.42%
Intuit Inc.	72,175	7,241,318
Microsoft Corp.	1,180,168	57,403,372

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

April 30, 2015

Security	Shares	Value

Oracle Corp.	800,073	$34,899,184

		99,543,874
SPECIALTY RETAIL — 7.63%
Advance Auto Parts Inc.	15,951	2,280,993
Bed Bath & Beyond Inc.[a]	52,614	3,707,182
Dick’s Sporting Goods Inc.	22,274	1,208,587
Foot Locker Inc.	31,815	1,891,402
GameStop Corp. Class Ab	26,390	1,017,071
Gap Inc. (The)	71,358	2,828,631
Home Depot Inc. (The)	400,425	42,837,466
O’Reilly Automotive Inc.[a]	26,405	5,751,801
Ross Stores Inc.	67,935	6,717,413
TJX Companies Inc. (The)	242,407	15,644,948
Tractor Supply Co.	36,628	3,152,206
Ulta Salon Cosmetics & Fragrance Inc.[a]	14,472	2,186,574
Urban Outfitters Inc.[a]	24,543	982,702

		90,206,976
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.72%
Apple Inc.	508,051	63,582,583
Seagate Technology PLC	69,607	4,087,323

		67,669,906
TEXTILES, APPAREL & LUXURY GOODS — 3.17%
Coach Inc.	78,212	2,988,480
Fossil Group Inc.[a]	12,224	1,026,572
lululemon athletica Inc.[a]	25,480	1,621,547
Michael Kors Holdings Ltd.[a]	61,949	3,832,165
NIKE Inc. Class B	177,016	17,496,261
Ralph Lauren Corp.	14,071	1,877,212
Under Armour Inc. Class Aa	35,581	2,759,307
VF Corp.	81,758	5,921,732

		37,523,276
TOBACCO — 0.48%
Reynolds American Inc.	77,727	5,697,389

		5,697,389
TRADING COMPANIES & DISTRIBUTORS — 0.58%
Fastenal Co.	73,127	3,116,673
WW Grainger Inc.	15,021	3,731,667

		6,848,340

TOTAL COMMON STOCKS
(Cost: $1,108,260,815)		1,181,358,870

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	10,724,716	10,724,716
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	602,467	602,467

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,004,316	$1,004,316

		12,331,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,331,499)		12,331,499

TOTAL INVESTMENTS IN SECURITIES — 100.93%
(Cost: $1,120,592,314)		1,193,690,369
Other Assets, Less Liabilities — (0.93)%		(10,962,406)

NET ASSETS — 100.00%		$1,182,727,963

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

247

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 2.66%
B/E Aerospace Inc.	3,816	$228,159
Boeing Co. (The)	3,177	455,391
General Dynamics Corp.	3,399	466,751
Honeywell International Inc.	5,732	578,473
L-3 Communications Holdings Inc.	4,843	556,509
Lockheed Martin Corp.	3,424	638,918
Northrop Grumman Corp.	3,712	571,797
Precision Castparts Corp.	1,813	374,729
Raytheon Co.	5,142	534,768
Rockwell Collins Inc.	6,919	673,426
Textron Inc.	4,319	189,950
TransDigm Group Inc.	1,998	423,836
United Technologies Corp.	5,024	571,480

		6,264,187
AIR FREIGHT & LOGISTICS — 0.82%
CH Robinson Worldwide Inc.	4,873	313,772
Expeditors International of Washington Inc.	8,620	395,055
FedEx Corp.	2,372	402,220
United Parcel Service Inc. Class B	8,103	814,595

		1,925,642
AIRLINES — 0.24%
American Airlines Group Inc.	1,323	63,881
Delta Air Lines Inc.	2,646	118,117
Southwest Airlines Co.	7,515	304,808
United Continental Holdings Inc.[a]	1,498	89,491

		576,297
AUTO COMPONENTS — 0.47%
Autoliv Inc.	2,550	302,736
BorgWarner Inc.	4,169	246,805
Delphi Automotive PLC	2,119	175,877
Johnson Controls Inc.	4,178	210,488
TRW Automotive Holdings Corp.[a]	1,506	158,220

		1,094,126
AUTOMOBILES — 0.32%
Ford Motor Co.	14,934	235,957
General Motors Co.	6,358	222,911
Harley-Davidson Inc.	4,093	230,068
Tesla Motors Inc.[a,b]	254	57,417

		746,353
BANKS — 2.65%
Bank of America Corp.	9,634	153,470
BB&T Corp.	11,088	424,560
CIT Group Inc.	5,934	267,208
Citigroup Inc.	3,264	174,036
Comerica Inc.	5,632	267,013
Fifth Third Bancorp	18,092	361,840

Security	Shares	Value

First Republic Bank/CA	7,212	$420,387
Huntington Bancshares Inc./OH	32,324	351,039
JPMorgan Chase & Co.	4,492	284,164
KeyCorp	25,951	374,992
M&T Bank Corp.	4,619	552,756
People’s United Financial Inc.	43,297	654,218
PNC Financial Services Group Inc. (The)[c]	4,676	428,929
Regions Financial Corp.	19,764	194,280
SunTrust Banks Inc.	5,655	234,682
U.S. Bancorp/MN	13,619	583,847
Wells Fargo & Co.	9,289	511,824

		6,239,245
BEVERAGES — 1.77%
Brown-Forman Corp. Class B	6,358	573,682
Coca-Cola Co. (The)	17,316	702,337
Coca-Cola Enterprises Inc.	10,775	478,518
Constellation Brands Inc. Class Aa	1,097	127,186
Dr. Pepper Snapple Group Inc.	8,955	667,864
Molson Coors Brewing Co. Class B	5,112	375,783
Monster Beverage Corp.[a]	995	136,425
PepsiCo Inc.	11,626	1,105,865

		4,167,660
BIOTECHNOLOGY — 0.86%
Alexion Pharmaceuticals Inc.[a]	752	127,261
Alkermes PLC[a]	2,327	128,846
Amgen Inc.	2,379	375,668
Biogen Inc.[a]	772	288,674
BioMarin Pharmaceutical Inc.[a]	1,554	174,126
Celgene Corp.[a]	2,156	232,977
Gilead Sciences Inc.[a]	1,928	193,783
Incyte Corp.[a]	847	82,295
Isis Pharmaceuticals Inc.[a,b]	1,038	58,875
Medivation Inc.[a,b]	789	95,264
Pharmacyclics Inc.[a]	428	109,654
Regeneron Pharmaceuticals Inc.[a]	240	109,790
Vertex Pharmaceuticals Inc.[a]	337	41,545

		2,018,758
BUILDING PRODUCTS — 0.06%
Masco Corp.	5,769	152,821

		152,821
CAPITAL MARKETS — 2.19%
Affiliated Managers Group Inc.[a]	1,410	318,843
Ameriprise Financial Inc.	2,468	309,191
Bank of New York Mellon Corp. (The)	8,258	349,644
BlackRock Inc.[c]	1,043	379,589
Charles Schwab Corp. (The)	7,236	220,698
Eaton Vance Corp. NVS	5,681	233,376
Franklin Resources Inc.	5,349	275,794
Goldman Sachs Group Inc. (The)	1,329	261,042
Invesco Ltd.	6,956	288,118
Legg Mason Inc.	4,415	232,450
Morgan Stanley	4,109	153,307
Northern Trust Corp.	6,461	472,622
Raymond James Financial Inc.	5,226	295,426
SEI Investments Co.	9,050	413,223

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2015

Security	Shares	Value

State Street Corp.	3,814	$294,136
T Rowe Price Group Inc.	4,518	366,771
TD Ameritrade Holding Corp.	7,937	287,716

		5,151,946
CHEMICALS — 3.34%
Air Products & Chemicals Inc.	3,411	489,240
Airgas Inc.	4,307	436,213
Albemarle Corp.	5,175	308,948
Ashland Inc.	2,306	291,386
Celanese Corp. Series A	3,751	248,916
CF Industries Holdings Inc.	754	216,752
Dow Chemical Co. (The)	5,071	258,621
Eastman Chemical Co.	2,623	199,925
Ecolab Inc.	6,508	728,766
EI du Pont de Nemours & Co.	6,707	490,952
FMC Corp.	6,227	369,323
International Flavors & Fragrances Inc.	6,332	726,597
LyondellBasell Industries NV Class A	2,566	265,632
Monsanto Co.	3,586	408,661
Mosaic Co. (The)	4,646	204,424
PPG Industries Inc.	1,953	432,707
Praxair Inc.	6,761	824,369
Sherwin-Williams Co. (The)	1,767	491,226
Sigma-Aldrich Corp.	2,091	290,482
Westlake Chemical Corp.	2,281	177,872

		7,861,012
COMMERCIAL SERVICES & SUPPLIES — 1.49%
ADT Corp. (The)[b]	5,129	192,850
Cintas Corp.	6,860	548,457
Republic Services Inc.	15,833	643,295
Stericycle Inc.[a]	6,329	844,479
Tyco International PLC	10,869	428,021
Waste Management Inc.	17,089	846,418

		3,503,520
COMMUNICATIONS EQUIPMENT — 0.88%
Cisco Systems Inc.	11,610	334,716
F5 Networks Inc.[a]	1,016	123,972
Harris Corp.	4,984	399,916
Juniper Networks Inc.	6,022	159,162
Motorola Solutions Inc.	8,306	496,284
Palo Alto Networks Inc.[a,b]	1,257	185,684
QUALCOMM Inc.	5,493	373,524

		2,073,258
CONSTRUCTION & ENGINEERING — 0.39%
Chicago Bridge & Iron Co. NVb	3,312	157,817
Fluor Corp.	3,714	223,360
Jacobs Engineering Group Inc.[a,b]	5,739	245,974
Quanta Services Inc.[a]	9,750	281,872

		909,023
CONSTRUCTION MATERIALS — 0.22%
Martin Marietta Materials Inc.	1,994	284,444

Security	Shares	Value

Vulcan Materials Co.	2,593	$221,753

		506,197
CONSUMER FINANCE — 0.82%
Ally Financial Inc.[a]	14,623	320,097
American Express Co.	4,907	380,047
Capital One Financial Corp.	3,488	282,005
Discover Financial Services	6,124	355,008
Navient Corp.	15,090	294,859
Synchrony Financial[a,b]	9,800	305,270

		1,937,286
CONTAINERS & PACKAGING — 1.16%
Avery Dennison Corp.	7,309	406,307
Ball Corp.	9,130	670,233
Crown Holdings Inc.[a]	10,494	569,405
MeadWestvaco Corp.	8,356	407,773
Owens-Illinois Inc.[a]	8,388	200,557
Rock-Tenn Co. Class A	3,745	235,860
Sealed Air Corp.	5,215	237,804

		2,727,939
DISTRIBUTORS — 0.30%
Genuine Parts Co.	5,458	490,401
LKQ Corp.[a]	7,956	215,369

		705,770
DIVERSIFIED CONSUMER SERVICES — 0.11%
H&R Block Inc.	8,477	256,344

		256,344
DIVERSIFIED FINANCIAL SERVICES — 1.34%
Berkshire Hathaway Inc. Class Ba	6,658	940,176
CME Group Inc./IL	4,115	374,095
Intercontinental Exchange Inc.	1,446	324,670
Leucadia National Corp.	10,207	242,620
McGraw Hill Financial Inc.	2,834	295,586
Moody’s Corp.	1,926	207,084
NASDAQ OMX Group Inc. (The)	8,656	420,941
Voya Financial Inc.	7,972	337,535

		3,142,707
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.83%
AT&T Inc.	19,649	680,641
CenturyLink Inc.	8,916	320,619
Frontier Communications Corp.	21,833	149,774
Level 3 Communications Inc.[a]	2,289	128,047
Verizon Communications Inc.	13,195	665,556
Windstream Holdings Inc.	1	10

		1,944,647
ELECTRIC UTILITIES — 4.02%
American Electric Power Co. Inc.	12,624	717,927
Duke Energy Corp.	11,781	913,852
Edison International	10,405	634,081
Entergy Corp.	7,729	596,524

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2015

Security	Shares	Value

Eversource Energy	16,080	$784,061
Exelon Corp.	11,609	394,938
FirstEnergy Corp.	11,986	430,417
NextEra Energy Inc.	7,368	743,652
OGE Energy Corp.	16,233	530,494
Pepco Holdings Inc.	16,148	419,525
Pinnacle West Capital Corp.	11,086	678,463
PPL Corp.	22,948	780,921
Southern Co. (The)	19,990	885,557
Xcel Energy Inc.	27,550	934,221

		9,444,633
ELECTRICAL EQUIPMENT — 0.74%
AMETEK Inc.	8,209	430,316
Eaton Corp. PLC	3,763	258,631
Emerson Electric Co.	7,319	430,577
Rockwell Automation Inc.	2,599	308,241
Sensata Technologies Holding NVa,b	5,651	311,992

		1,739,757
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.83%
Amphenol Corp. Class A	5,779	319,983
Arrow Electronics Inc.[a]	3,668	219,016
Avnet Inc.	5,700	242,991
Corning Inc.	10,409	217,860
Flextronics International Ltd.[a]	20,401	235,122
FLIR Systems Inc.	7,495	231,521
TE Connectivity Ltd.	5,288	351,916
Trimble Navigation Ltd.[a]	5,618	142,866

		1,961,275
ENERGY EQUIPMENT & SERVICES — 1.13%
Baker Hughes Inc.	3,426	234,544
Cameron International Corp.[a]	3,166	173,560
Core Laboratories NVb	1,540	202,171
Diamond Offshore Drilling Inc.[b]	7,286	243,863
Ensco PLC Class A	2,994	81,676
FMC Technologies Inc.[a]	4,061	179,090
Halliburton Co.	3,453	169,024
Helmerich & Payne Inc.	2,424	188,999
Nabors Industries Ltd.	6,236	104,141
National Oilwell Varco Inc.	3,938	214,267
Noble Corp. PLC	8,264	143,050
Oceaneering International Inc.	3,775	208,040
Schlumberger Ltd.	2,936	277,775
Superior Energy Services Inc.	5,157	131,504
Weatherford International PLC[a]	7,019	102,127

		2,653,831
FOOD & STAPLES RETAILING — 1.74%
Costco Wholesale Corp.	4,965	710,243
CVS Health Corp.	7,859	780,320
Kroger Co. (The)	8,943	616,262
Sysco Corp.	20,738	767,928
Wal-Mart Stores Inc.	9,175	716,109
Walgreens Boots Alliance Inc.	3,750	310,988
Whole Foods Market Inc.	4,061	193,953

		4,095,803

Security	Shares	Value

FOOD PRODUCTS — 3.57%
Archer-Daniels-Midland Co.	7,043	$344,262
Bunge Ltd.	5,628	486,090
Campbell Soup Co.	11,980	535,626
ConAgra Foods Inc.	16,647	601,789
General Mills Inc.	19,313	1,068,781
Hershey Co. (The)	9,083	834,909
Hormel Foods Corp.	10,919	593,448
JM Smucker Co. (The)	6,993	810,629
Kellogg Co.	14,071	891,116
Keurig Green Mountain Inc.	235	27,347
Kraft Foods Group Inc.	4,007	339,593
McCormick & Co. Inc./MD	9,916	746,675
Mead Johnson Nutrition Co.	3,127	299,942
Mondelez International Inc. Class A	14,953	573,747
Tyson Foods Inc. Class A	5,844	230,838

		8,384,792
HEALTH CARE EQUIPMENT & SUPPLIES — 2.93%
Abbott Laboratories	12,961	601,650
Baxter International Inc.	6,557	450,728
Becton Dickinson and Co.	5,998	844,938
Boston Scientific Corp.[a]	16,216	288,969
Cooper Companies Inc. (The)	1,931	343,853
CR Bard Inc.	3,106	517,398
DENTSPLY International Inc.	10,332	526,932
Edwards Lifesciences Corp.[a]	1,114	141,088
Hologic Inc.[a]	8,759	295,529
Intuitive Surgical Inc.[a]	304	150,778
Medtronic PLC	11,603	863,843
ResMed Inc.	4,719	301,733
St. Jude Medical Inc.	3,929	275,226
Stryker Corp.	5,853	539,881
Varian Medical Systems Inc.[a]	4,222	375,125
Zimmer Holdings Inc.	3,362	369,282

		6,886,953
HEALTH CARE PROVIDERS & SERVICES — 3.46%
Aetna Inc.	3,595	384,198
AmerisourceBergen Corp.	6,418	733,577
Anthem Inc.	2,232	336,876
Cardinal Health Inc.	6,124	516,498
Cigna Corp.	3,529	439,855
DaVita HealthCare Partners Inc.[a]	5,985	485,383
Express Scripts Holding Co.[a,b]	4,061	350,870
HCA Holdings Inc.[a]	3,089	228,617
Henry Schein Inc.[a]	5,280	723,888
Humana Inc.	1,586	262,642
Laboratory Corp. of America Holdings[a]	5,494	656,863
McKesson Corp.	2,612	583,521
Omnicare Inc.	5,791	509,492
Patterson Companies Inc.	14,186	666,104
Quest Diagnostics Inc.	7,125	508,867
UnitedHealth Group Inc.	4,011	446,825
Universal Health Services Inc. Class B	2,490	291,206

		8,125,282

250

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2015

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.13%
Cerner Corp.[a]	4,363	$313,307

		313,307
HOTELS, RESTAURANTS & LEISURE — 2.03%
Carnival Corp.	7,184	315,881
Chipotle Mexican Grill Inc.[a]	266	165,276
Darden Restaurants Inc.	6,385	407,171
Hilton Worldwide Holdings Inc.[a]	5,926	171,617
Las Vegas Sands Corp.	3,062	161,919
Marriott International Inc./MD Class A	4,433	354,862
McDonald’s Corp.	11,391	1,099,801
MGM Resorts International[a]	6,261	132,420
Norwegian Cruise Line Holdings Ltd.[a]	4,635	224,844
Royal Caribbean Cruises Ltd.	2,149	146,261
Starbucks Corp.	9,356	463,871
Starwood Hotels & Resorts Worldwide Inc.	3,242	278,650
Wyndham Worldwide Corp.	4,296	366,878
Wynn Resorts Ltd.	474	52,647
Yum! Brands Inc.	5,095	437,966

		4,780,064
HOUSEHOLD DURABLES — 0.99%
DR Horton Inc.	5,052	128,321
Garmin Ltd.	4,782	216,099
Jarden Corp.[a,b]	7,002	358,362
Leggett & Platt Inc.	8,902	378,068
Lennar Corp. Class A	3,252	148,942
Mohawk Industries Inc.[a]	1,449	251,401
Newell Rubbermaid Inc.	10,969	418,248
PulteGroup Inc.	4,455	85,981
Toll Brothers Inc.[a]	5,408	192,200
Whirlpool Corp.	873	153,299

		2,330,921
HOUSEHOLD PRODUCTS — 2.12%
Church & Dwight Co. Inc.	11,185	907,887
Clorox Co. (The)	10,939	1,160,628
Colgate-Palmolive Co.	15,019	1,010,478
Energizer Holdings Inc.	2,380	325,156
Kimberly-Clark Corp.	7,200	789,768
Procter & Gamble Co. (The)	10,079	801,381

		4,995,298
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.33%
AES Corp./VA	22,530	298,522
Calpine Corp.[a]	14,136	308,306
NRG Energy Inc.	6,819	172,112

		778,940
INDUSTRIAL CONGLOMERATES — 1.07%
3M Co.	4,411	689,836
Danaher Corp.	7,544	617,703
General Electric Co.	19,131	518,067
Roper Technologies Inc.	4,128	694,206

		2,519,812

Security	Shares	Value

INSURANCE — 7.48%
ACE Ltd.	6,072	$649,643
Aflac Inc.	6,080	383,283
Alleghany Corp.[a]	1,580	748,162
Allstate Corp. (The)	9,690	675,005
American International Group Inc.	4,420	248,802
Aon PLC	5,196	500,011
Arch Capital Group Ltd.[a]	19,158	1,162,508
Assurant Inc.	5,663	348,048
Axis Capital Holdings Ltd.	13,902	723,738
Chubb Corp. (The)	9,057	890,756
Cincinnati Financial Corp.	14,139	715,999
Everest Re Group Ltd.	4,146	741,761
FNF Group	13,714	493,567
Genworth Financial Inc. Class Aa	7,055	62,014
Hartford Financial Services Group Inc. (The)	4,793	195,411
Lincoln National Corp.	2,943	166,250
Loews Corp.	18,236	759,347
Marsh & McLennan Companies Inc.	13,705	769,673
MetLife Inc.	3,962	203,211
PartnerRe Ltd.	6,981	893,568
Principal Financial Group Inc.	5,609	286,732
Progressive Corp. (The)	19,693	525,015
Prudential Financial Inc.	2,404	196,166
RenaissanceRe Holdings Ltd.	13,297	1,362,810
Torchmark Corp.	15,175	851,469
Travelers Companies Inc. (The)	6,753	682,796
Unum Group	10,540	360,046
Willis Group Holdings PLC	13,995	680,577
WR Berkley Corp.	15,787	773,405
XL Group PLC	14,780	548,042

		17,597,815
INTERNET & CATALOG RETAIL — 0.51%
Amazon.com Inc.[a]	628	264,878
Expedia Inc.	1,310	123,441
Liberty Interactive Corp. Series Aa	12,961	372,758
Netflix Inc.[a]	95	52,867
Priceline Group Inc. (The)[a]	165	204,239
TripAdvisor Inc.[a]	2,197	176,837

		1,195,020
INTERNET SOFTWARE & SERVICES — 0.98%
Akamai Technologies Inc.[a]	1,917	141,436
eBay Inc.[a]	4,822	280,930
Equinix Inc.	1,025	262,328
Facebook Inc. Class Aa	1,878	147,930
Google Inc. Class Aa	597	327,616
Google Inc. Class Ca	247	132,607
LinkedIn Corp. Class Aa	463	116,736
Rackspace Hosting Inc.[a]	1,734	93,463
Twitter Inc.[a]	3,505	136,555
VeriSign Inc.[a,b]	4,093	259,946
Yahoo! Inc.[a]	4,316	183,711
Zillow Group Inc. Class Aa,b	2,247	219,397

		2,302,655
IT SERVICES — 2.90%
Accenture PLC Class A	4,867	450,928

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2015

Security	Shares	Value

Alliance Data Systems Corp.[a]	1,741	$517,617
Automatic Data Processing Inc.	8,801	744,036
Cognizant Technology Solutions Corp. Class Aa,b	4,409	258,103
Computer Sciences Corp.	2,583	166,474
Fidelity National Information Services Inc.	8,100	506,169
Fiserv Inc.[a]	8,278	642,373
FleetCor Technologies Inc.[a]	1,822	293,142
International Business Machines Corp.	3,031	519,180
MasterCard Inc. Class A	3,726	336,122
Paychex Inc.	14,085	681,573
Teradata Corp.[a,b]	3,342	147,015
Total System Services Inc.	13,310	526,544
Vantiv Inc. Class Aa	4,373	170,984
Visa Inc. Class A	6,080	401,584
Western Union Co. (The)	10,520	213,346
Xerox Corp.	20,163	231,874

		6,807,064
LEISURE PRODUCTS — 0.44%
Hasbro Inc.	6,669	472,098
Mattel Inc.	12,264	345,354
Polaris Industries Inc.	1,561	213,795

		1,031,247
LIFE SCIENCES TOOLS & SERVICES — 0.80%
Agilent Technologies Inc.	7,263	300,470
Illumina Inc.[a]	543	100,048
Mettler-Toledo International Inc.[a]	1,375	435,889
Quintiles Transnational Holdings Inc.[a]	1,840	121,219
Thermo Fisher Scientific Inc.	4,220	530,369
Waters Corp.[a]	3,214	402,361

		1,890,356
MACHINERY — 2.33%
AGCO Corp.	4,815	248,021
Caterpillar Inc.	3,024	262,725
Cummins Inc.	1,436	198,541
Deere & Co.	5,899	533,977
Dover Corp.	4,669	353,537
Flowserve Corp.	4,246	248,518
Illinois Tool Works Inc.	5,528	517,310
Ingersoll-Rand PLC	4,794	315,637
Joy Global Inc.	429	18,293
PACCAR Inc.	4,268	278,914
Pall Corp.	4,390	427,235
Parker-Hannifin Corp.	2,252	268,799
Pentair PLC	3,169	196,953
Snap-on Inc.	3,034	453,735
SPX Corp.	2,537	195,349
Stanley Black & Decker Inc.	3,138	309,721
Wabtec Corp./DE	4,099	385,511
Xylem Inc./NY	7,066	261,583

		5,474,359
MEDIA — 3.69%
Cablevision Systems Corp. Class A	8,700	173,826
CBS Corp. Class B NVS	5,343	331,961
Charter Communications Inc. Class Aa	1,833	342,881
Comcast Corp. Class A	8,063	465,719

Security	Shares	Value

Comcast Corp. Class A Special NVS	8,643	$497,750
DIRECTV[a]	4,678	424,318
Discovery Communications Inc. Class Aa	8,965	290,107
Discovery Communications Inc. Class C NVS[a]	8,488	256,592
DISH Network Corp. Class Aa	4,720	319,355
Interpublic Group of Companies Inc. (The)	12,380	257,999
Liberty Global PLC Series Aa	8,679	452,523
Liberty Global PLC Series C NVS[a]	8,758	441,841
Liberty Media Corp. Class Aa	12,246	470,002
Liberty Media Corp. Class Ca	4,273	162,160
News Corp. Class Aa	10,160	160,325
Omnicom Group Inc.	6,168	467,288
Scripps Networks Interactive Inc. Class Ab	5,209	363,901
Sirius XM Holdings Inc.[a]	64,832	256,086
Time Warner Cable Inc.	2,603	404,819
Time Warner Inc.	4,084	344,730
Twenty-First Century Fox Inc. Class A	11,258	383,673
Twenty-First Century Fox Inc. Class B	12,598	420,143
Viacom Inc. Class B NVS	6,355	441,355
Walt Disney Co. (The)	4,946	537,729

		8,667,083
METALS & MINING — 0.36%
Alcoa Inc.	13,756	184,606
Freeport-McMoRan Inc.	5,959	138,666
Newmont Mining Corp.	9,082	240,582
Nucor Corp.	5,979	292,134

		855,988
MULTI-UTILITIES — 4.50%
Alliant Energy Corp.	14,006	846,943
Ameren Corp.	14,631	598,993
CenterPoint Energy Inc.	27,556	577,849
CMS Energy Corp.	22,052	748,225
Consolidated Edison Inc.	14,574	897,030
Dominion Resources Inc./VA	10,650	763,392
DTE Energy Co.	9,513	757,520
Integrys Energy Group Inc.	6,540	478,074
MDU Resources Group Inc.	18,287	407,617
NiSource Inc.	16,096	698,888
PG&E Corp.	13,529	715,955
Public Service Enterprise Group Inc.	15,035	624,554
SCANA Corp.	15,144	802,329
Sempra Energy	7,703	817,828
Wisconsin Energy Corp.	17,402	854,786

		10,589,983
MULTILINE RETAIL — 1.24%
Dollar General Corp.	5,878	427,389
Dollar Tree Inc.[a]	5,777	441,421
Family Dollar Stores Inc.	3,080	240,671
Kohl’s Corp.	5,130	367,564
Macy’s Inc.	4,975	321,534
Nordstrom Inc.	5,580	421,625
Target Corp.	8,678	684,087

		2,904,291
OIL, GAS & CONSUMABLE FUELS — 4.03%
Anadarko Petroleum Corp.	2,360	222,076

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2015

Security	Shares	Value

Antero Resources Corp.[a,b]	2,178	$96,507
Apache Corp.	3,111	212,792
Cabot Oil & Gas Corp.	4,895	165,549
Cheniere Energy Inc.[a]	1,211	92,629
Chesapeake Energy Corp.	5,047	79,591
Chevron Corp.	4,427	491,663
Cimarex Energy Co.	1,057	131,491
Cobalt International Energy Inc.[a]	4,740	50,718
Concho Resources Inc.[a]	1,486	188,217
ConocoPhillips	7,558	513,339
CONSOL Energy Inc.	3,717	120,728
Continental Resources Inc./OKa,b	2,484	130,733
Devon Energy Corp.	3,530	240,781
Energen Corp.	2,734	194,579
EOG Resources Inc.	2,661	263,306
EQT Corp.	2,724	244,997
Exxon Mobil Corp.	8,012	700,008
Hess Corp.	2,536	195,018
HollyFrontier Corp.	3,505	135,924
Kinder Morgan Inc./DE	30,797	1,322,731
Marathon Oil Corp.	8,221	255,673
Marathon Petroleum Corp.	1,680	165,598
Murphy Oil Corp.	5,566	264,997
Noble Energy Inc.	5,091	258,216
Occidental Petroleum Corp.	4,014	321,521
ONEOK Inc.	5,664	272,438
Phillips 66	1,626	128,958
Pioneer Natural Resources Co.	872	150,664
QEP Resources Inc.	6,073	136,643
Range Resources Corp.	3,255	206,888
Southwestern Energy Co.[a]	6,185	173,366
Spectra Energy Corp.	15,324	570,819
Tesoro Corp.	1,684	144,538
Valero Energy Corp.	2,989	170,074
Whiting Petroleum Corp.[a]	5,479	207,709
Williams Companies Inc. (The)	4,933	252,520

		9,473,999
PAPER & FOREST PRODUCTS — 0.15%
International Paper Co.	6,353	341,283

		341,283
PERSONAL PRODUCTS — 0.23%
Avon Products Inc.	13,360	109,151
Estee Lauder Companies Inc. (The) Class A	5,364	436,040

		545,191
PHARMACEUTICALS — 2.36%
AbbVie Inc.	1,630	105,396
Actavis PLC[a]	1,615	456,819
Bristol-Myers Squibb Co.	6,415	408,828
Eli Lilly & Co.	8,204	589,621
Endo International PLC[a]	3,162	265,814
Hospira Inc.[a]	4,687	409,128
Jazz Pharmaceuticals PLC[a]	685	122,409
Johnson & Johnson	9,229	915,517
Mallinckrodt PLC[a]	1,228	138,985
Merck & Co. Inc.	10,332	615,374
Mylan NVa	5,273	381,027
Perrigo Co. PLC	2,125	389,470

Security	Shares	Value

Pfizer Inc.	18,997	$644,568
Zoetis Inc.	2,400	106,608

		5,549,564
PROFESSIONAL SERVICES — 1.33%
Dun & Bradstreet Corp. (The)	2,607	332,836
Equifax Inc.	6,141	595,247
IHS Inc. Class Aa	1,994	250,187
ManpowerGroup Inc.	2,681	228,770
Nielsen NV	12,382	556,447
Robert Half International Inc.	4,345	240,930
Towers Watson & Co. Class A	2,709	343,786
Verisk Analytics Inc. Class Aa	7,831	587,638

		3,135,841
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.55%
American Capital Agency Corp.	16,342	337,217
American Realty Capital Properties Inc.	15,344	138,556
American Tower Corp.	6,534	617,659
Annaly Capital Management Inc.	45,683	460,028
AvalonBay Communities Inc.	3,254	534,762
Boston Properties Inc.	3,958	523,683
Camden Property Trust[b]	6,520	489,522
Communications Sales & Leasing Inc.[a]	5,198	156,350
Crown Castle International Corp.	5,722	477,959
Digital Realty Trust Inc.[b]	3,944	250,089
Duke Realty Corp.	17,194	340,613
Equity Residential[b]	6,952	513,475
Essex Property Trust Inc.	2,501	555,097
Federal Realty Investment Trust	5,515	737,190
General Growth Properties Inc.	16,210	444,154
HCP Inc.	10,101	406,969
Health Care REIT Inc.	7,725	556,354
Host Hotels & Resorts Inc.	13,810	278,133
Iron Mountain Inc.[b]	5,044	173,968
Kimco Realty Corp.	17,016	410,086
Liberty Property Trust	12,402	432,086
Macerich Co. (The)	7,024	574,282
Plum Creek Timber Co. Inc.	12,202	514,924
Prologis Inc.	8,991	361,438
Public Storage	3,308	621,606
Rayonier Inc.	15,529	397,387
Realty Income Corp.[b]	9,837	462,044
Regency Centers Corp.[b]	6,363	399,469
Simon Property Group Inc.	3,514	637,756
SL Green Realty Corp.	3,660	447,838
UDR Inc.	16,690	546,931
Ventas Inc.	12,023	828,385
Vornado Realty Trust	4,299	444,903
Weyerhaeuser Co.	10,160	320,142

		15,391,055
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.24%
CBRE Group Inc. Class Aa	6,264	240,162
Realogy Holdings Corp.[a]	6,640	314,802

		554,964
ROAD & RAIL — 0.78%
CSX Corp.	9,135	329,682

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2015

Security	Shares	Value

Hertz Global Holdings Inc.[a]	5,532	$115,287
JB Hunt Transport Services Inc.	5,346	466,171
Kansas City Southern	1,849	189,504
Norfolk Southern Corp.	2,961	298,617
Union Pacific Corp.	4,144	440,217

		1,839,478
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.09%
Altera Corp.	7,334	305,681
Analog Devices Inc.	7,666	474,065
Applied Materials Inc.	10,043	198,751
Avago Technologies Ltd.	1,991	232,708
Broadcom Corp. Class A	4,635	204,890
Cree Inc.[a,b]	2,252	71,343
Intel Corp.	11,969	389,591
KLA-Tencor Corp.	3,340	196,392
Lam Research Corp.	2,628	198,624
Linear Technology Corp.	9,088	419,229
Marvell Technology Group Ltd.	11,546	161,760
Maxim Integrated Products Inc.	9,760	320,421
Microchip Technology Inc.	8,472	403,733
Micron Technology Inc.[a]	2,789	78,455
NVIDIA Corp.	11,137	247,186
Qorvo Inc.[a]	2,928	192,985
Skyworks Solutions Inc.	1,523	140,497
Texas Instruments Inc.	7,267	393,944
Xilinx Inc.	6,372	276,290

		4,906,545
SOFTWARE — 2.31%
Activision Blizzard Inc.	11,721	267,415
Adobe Systems Inc.[a]	4,795	364,708
ANSYS Inc.[a]	4,360	374,262
Autodesk Inc.[a]	2,822	160,374
CA Inc.	12,374	393,122
Citrix Systems Inc.[a]	2,853	191,607
Electronic Arts Inc.[a]	2,969	172,469
FireEye Inc.[a,b]	4,170	172,221
Intuit Inc.	5,809	582,817
Microsoft Corp.	7,164	348,457
NetSuite Inc.[a,b]	1,328	126,917
Nuance Communications Inc.[a,b]	8,899	136,422
Oracle Corp.	8,374	365,274
Red Hat Inc.[a]	2,748	206,815
salesforce.com inc.[a]	2,480	180,594
ServiceNow Inc.[a]	2,095	156,832
Symantec Corp.	9,448	235,491
Synopsys Inc.[a]	14,622	685,479
VMware Inc. Class Aa,b	2,049	180,517
Workday Inc. Class Aa,b	1,502	136,997

		5,438,790
SPECIALTY RETAIL — 2.71%
Advance Auto Parts Inc.	1,365	195,195
AutoNation Inc.[a]	4,388	270,081
AutoZone Inc.[a]	1,050	706,293
Bed Bath & Beyond Inc.[a]	3,380	238,155
Best Buy Co. Inc.	2,046	70,894
CarMax Inc.[a]	3,547	241,586
Dick’s Sporting Goods Inc.	5,313	288,283

Security	Shares	Value

Foot Locker Inc.	4,701	$279,475
GameStop Corp. Class Ab	2,567	98,932
Gap Inc. (The)	5,381	213,303
Home Depot Inc. (The)	4,229	452,418
L Brands Inc.	3,423	305,879
Lowe’s Companies Inc.	6,199	426,863
O’Reilly Automotive Inc.[a]	1,725	375,757
Ross Stores Inc.	3,964	391,960
Signet Jewelers Ltd.	2,164	290,257
Staples Inc.	13,304	217,121
Tiffany & Co.	2,627	229,810
TJX Companies Inc. (The)	7,577	489,020
Tractor Supply Co.	2,495	214,720
Ulta Salon Cosmetics & Fragrance Inc.[a]	950	143,536
Urban Outfitters Inc.[a,b]	5,986	239,680

		6,379,218
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.49%
Apple Inc.	1,942	243,041
EMC Corp./MA	11,521	310,030
Hewlett-Packard Co.	4,384	144,541
NetApp Inc.	4,403	159,609
SanDisk Corp.	1,030	68,948
Seagate Technology PLC	1,722	101,116
Western Digital Corp.	1,333	130,287

		1,157,572
TEXTILES, APPAREL & LUXURY GOODS — 0.95%
Coach Inc.	5,447	208,130
Fossil Group Inc.[a,b]	801	67,268
Hanesbrands Inc.	9,778	303,900
lululemon athletica Inc.[a,b]	2,227	141,726
Michael Kors Holdings Ltd.[a]	2,155	133,308
NIKE Inc. Class B	4,063	401,587
PVH Corp.	1,524	157,506
Ralph Lauren Corp.	1,835	244,807
Under Armour Inc. Class Aa	1,852	143,623
VF Corp.	5,819	421,470

		2,223,325
THRIFTS & MORTGAGE FINANCE — 0.35%
Hudson City Bancorp Inc.	29,485	274,210
New York Community Bancorp Inc.	31,561	542,534

		816,744
TOBACCO — 1.09%
Altria Group Inc.	15,468	774,173
Lorillard Inc.	6,053	422,863
Philip Morris International Inc.	7,055	588,881
Reynolds American Inc.	10,453	766,205

		2,552,122
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Fastenal Co.	6,676	284,531
United Rentals Inc.[a]	896	86,536
WW Grainger Inc.	1,630	404,941

		776,008

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2015

Security	Shares	Value

WATER UTILITIES — 0.41%
American Water Works Co. Inc.	17,602	$959,661

		959,661
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
SBA Communications Corp. Class Aa	4,750	550,145
Sprint Corp.[a,b]	15,052	77,217
T-Mobile U.S. Inc.[a]	3,404	115,872

		743,234

TOTAL COMMON STOCKS (Cost: $213,774,801)		235,015,861

SHORT-TERM INVESTMENTS — 2.54%

MONEY MARKET FUNDS — 2.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	5,163,255	5,163,255
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	290,049	290,049
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	532,409	532,409

		5,985,713

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,985,713)		5,985,713

TOTAL INVESTMENTS IN SECURITIES — 102.50% (Cost: $219,760,514)		241,001,574
Other Assets, Less Liabilities — (2.50)%		(5,889,494)

NET ASSETS — 100.00%		$235,112,080

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

255

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.38%
B/E Aerospace Inc.	2,959	$176,919
Boeing Co. (The)	22,289	3,194,905
General Dynamics Corp.	9,363	1,285,727
Honeywell International Inc.	20,196	2,038,180
L-3 Communications Holdings Inc.	5,451	626,374
Lockheed Martin Corp.	8,216	1,533,106
Northrop Grumman Corp.	8,997	1,385,898
Precision Castparts Corp.	3,999	826,553
Raytheon Co.	12,602	1,310,608
Rockwell Collins Inc.	3,524	342,991
Textron Inc.	11,358	499,525
TransDigm Group Inc.	456	96,731
United Technologies Corp.	31,457	3,578,234

		16,895,751
AIR FREIGHT & LOGISTICS — 0.56%
CH Robinson Worldwide Inc.	4,891	314,931
Expeditors International of Washington Inc.	5,782	264,989
FedEx Corp.	11,063	1,875,953
United Parcel Service Inc. Class B	14,877	1,495,585

		3,951,458
AIRLINES — 0.18%
American Airlines Group Inc.	5,106	246,543
Delta Air Lines Inc.	13,888	619,961
Southwest Airlines Co.	4,448	180,411
United Continental Holdings Inc.[a]	4,026	240,513

		1,287,428
AUTO COMPONENTS — 0.59%
Autoliv Inc.	4,323	513,227
BorgWarner Inc.	7,625	451,400
Delphi Automotive PLC	10,857	901,131
Johnson Controls Inc.	30,932	1,558,354
TRW Automotive Holdings Corp.[a]	7,306	767,568

		4,191,680
AUTOMOBILES — 2.00%
Ford Motor Co.	427,457	6,753,821
General Motors Co.	202,607	7,103,401
Harley-Davidson Inc.	5,935	333,606
Tesla Motors Inc.[a,b]	111	25,092

		14,215,920
BANKS — 9.80%
Bank of America Corp.	605,303	9,642,477
BB&T Corp.	44,549	1,705,781
CIT Group Inc.	9,691	436,386
Citigroup Inc.	224,034	11,945,493
Comerica Inc.	11,688	554,128
Fifth Third Bancorp	63,521	1,270,420

Security	Shares	Value

First Republic Bank/CA	6,127	$357,143
Huntington Bancshares Inc./OH	51,158	555,576
JPMorgan Chase & Co.	261,593	16,548,373
KeyCorp	62,337	900,770
M&T Bank Corp.	6,531	781,565
People’s United Financial Inc.	21,733	328,385
PNC Financial Services Group Inc. (The)[c]	38,484	3,530,137
Regions Financial Corp.	105,946	1,041,449
SunTrust Banks Inc.	38,241	1,587,001
U.S. Bancorp/MN	88,870	3,809,857
Wells Fargo & Co.	266,769	14,698,972

		69,693,913
BEVERAGES — 1.37%
Brown-Forman Corp. Class B	1,739	156,910
Coca-Cola Co. (The)	95,211	3,861,758
Coca-Cola Enterprises Inc.	9,420	418,342
Constellation Brands Inc. Class Aa	4,886	566,483
Dr. Pepper Snapple Group Inc.	5,106	380,805
Molson Coors Brewing Co. Class B	5,450	400,630
Monster Beverage Corp.[a]	1,334	182,905
PepsiCo Inc.	39,617	3,768,369

		9,736,202
BIOTECHNOLOGY — 0.85%
Alexion Pharmaceuticals Inc.[a]	907	153,492
Alkermes PLC[a]	1,026	56,810
Amgen Inc.	14,332	2,263,166
Biogen Inc.[a]	2,649	990,541
BioMarin Pharmaceutical Inc.[a]	545	61,067
Celgene Corp.[a]	6,613	714,601
Gilead Sciences Inc.[a]	14,048	1,411,964
Incyte Corp.[a]	78	7,578
Isis Pharmaceuticals Inc.[a,b]	214	12,138
Medivation Inc.[a]	69	8,331
Pharmacyclics Inc.[a]	406	104,017
Regeneron Pharmaceuticals Inc.[a,b]	365	166,973
Vertex Pharmaceuticals Inc.[a]	599	73,845

		6,024,523
BUILDING PRODUCTS — 0.03%
Masco Corp.	7,816	207,046

		207,046
CAPITAL MARKETS — 2.49%
Affiliated Managers Group Inc.[a]	939	212,336
Ameriprise Financial Inc.	5,653	708,208
Bank of New York Mellon Corp. (The)	63,210	2,676,312
BlackRock Inc.[c]	3,561	1,295,990
Charles Schwab Corp. (The)	21,012	640,866
Eaton Vance Corp. NVS	2,822	115,928
Franklin Resources Inc.	11,938	615,523
Goldman Sachs Group Inc. (The)	24,309	4,774,774
Invesco Ltd.	12,796	530,010
Legg Mason Inc.	3,832	201,755
Morgan Stanley	70,157	2,617,558
Northern Trust Corp.	8,521	623,311
Raymond James Financial Inc.	4,319	244,153
SEI Investments Co.	2,755	125,793

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2015

Security	Shares	Value

State Street Corp.	21,926	$1,690,933
T Rowe Price Group Inc.	5,616	455,907
TD Ameritrade Holding Corp.	5,357	194,191

		17,723,548
CHEMICALS — 2.26%
Air Products & Chemicals Inc.	6,009	861,871
Airgas Inc.	2,089	211,574
Albemarle Corp.	4,831	288,411
Ashland Inc.	2,709	342,309
Celanese Corp. Series A	6,819	452,509
CF Industries Holdings Inc.	2,850	819,289
Dow Chemical Co. (The)	56,163	2,864,313
Eastman Chemical Co.	6,277	478,433
Ecolab Inc.	5,488	614,546
EI du Pont de Nemours & Co.	29,245	2,140,734
FMC Corp.	4,584	271,877
International Flavors & Fragrances Inc.	1,860	213,435
LyondellBasell Industries NV Class A	19,678	2,037,067
Monsanto Co.	9,894	1,127,520
Mosaic Co. (The)	18,011	792,484
PPG Industries Inc.	3,780	837,497
Praxair Inc.	7,867	959,223
Sherwin-Williams Co. (The)	1,401	389,478
Sigma-Aldrich Corp.	2,087	289,926
Westlake Chemical Corp.	1,441	112,369

		16,104,865
COMMERCIAL SERVICES & SUPPLIES — 0.34%
ADT Corp. (The)	10,623	399,425
Cintas Corp.	3,024	241,769
Republic Services Inc.	12,778	519,170
Stericycle Inc.[a]	1,353	180,531
Tyco International PLC	10,129	398,880
Waste Management Inc.	14,165	701,592

		2,441,367
COMMUNICATIONS EQUIPMENT — 1.44%
Cisco Systems Inc.	199,710	5,757,639
F5 Networks Inc.[a]	1,131	138,005
Harris Corp.	4,521	362,765
Juniper Networks Inc.	15,793	417,409
Motorola Solutions Inc.	8,944	534,404
Palo Alto Networks Inc.[a,b]	170	25,112
QUALCOMM Inc.	44,131	3,000,908

		10,236,242
CONSTRUCTION & ENGINEERING — 0.22%
Chicago Bridge & Iron Co. NVb	7,022	334,598
Fluor Corp.	10,669	641,634
Jacobs Engineering Group Inc.[a,b]	8,541	366,067
Quanta Services Inc.[a]	8,868	256,374

		1,598,673
CONSTRUCTION MATERIALS — 0.05%
Martin Marietta Materials Inc.	926	132,094

Security	Shares	Value

Vulcan Materials Co.	2,732	$233,641

		365,735
CONSUMER FINANCE — 1.20%
Ally Financial Inc.[a]	52,161	1,141,805
American Express Co.	28,136	2,179,133
Capital One Financial Corp.	41,261	3,335,952
Discover Financial Services	20,793	1,205,370
Navient Corp.	25,578	499,794
Synchrony Financial[a]	6,475	201,696

		8,563,750
CONTAINERS & PACKAGING — 0.30%
Avery Dennison Corp.	4,338	241,149
Ball Corp.	4,705	345,394
Crown Holdings Inc.[a]	5,925	321,491
MeadWestvaco Corp.	6,708	327,350
Owens-Illinois Inc.[a]	7,927	189,535
Rock-Tenn Co. Class A	7,958	501,195
Sealed Air Corp.	4,465	203,604

		2,129,718
DISTRIBUTORS — 0.09%
Genuine Parts Co.	4,943	444,129
LKQ Corp.[a]	7,559	204,622

		648,751
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	7,159	216,488

		216,488
DIVERSIFIED FINANCIAL SERVICES — 1.45%
Berkshire Hathaway Inc. Class Ba	43,111	6,087,704
CME Group Inc./IL	14,944	1,358,559
Intercontinental Exchange Inc.	2,401	539,097
Leucadia National Corp.	21,756	517,140
McGraw Hill Financial Inc.	4,260	444,318
Moody’s Corp.	2,515	270,413
NASDAQ OMX Group Inc. (The)	5,463	265,666
Voya Financial Inc.	19,036	805,984

		10,288,881
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.37%
AT&T Inc.	272,117	9,426,133
CenturyLink Inc.	36,131	1,299,271
Frontier Communications Corp.	60,287	413,569
Level 3 Communications Inc.[a]	3,472	194,223
Verizon Communications Inc.	109,550	5,525,702
Windstream Holdings Inc.[b]	0	4

		16,858,902
ELECTRIC UTILITIES — 2.13%
American Electric Power Co. Inc.	24,912	1,416,746
Duke Energy Corp.	31,462	2,440,507
Edison International	15,981	973,882
Entergy Corp.	12,196	941,287

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2015

Security	Shares	Value

Eversource Energy	12,461	$607,598
Exelon Corp.	55,045	1,872,631
FirstEnergy Corp.	29,655	1,064,911
NextEra Energy Inc.	15,102	1,524,245
OGE Energy Corp.	7,707	251,865
Pepco Holdings Inc.	11,438	297,159
Pinnacle West Capital Corp.	5,237	320,505
PPL Corp.	31,184	1,061,192
Southern Co. (The)	35,090	1,554,487
Xcel Energy Inc.	24,385	826,895

		15,153,910
ELECTRICAL EQUIPMENT — 0.51%
AMETEK Inc.	5,812	304,665
Eaton Corp. PLC	19,865	1,365,321
Emerson Electric Co.	22,984	1,352,149
Rockwell Automation Inc.	3,749	444,631
Sensata Technologies Holding NVa	2,379	131,345

		3,598,111
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.72%
Amphenol Corp. Class A	6,478	358,687
Arrow Electronics Inc.[a]	10,567	630,956
Avnet Inc.	16,318	695,636
Corning Inc.	69,881	1,462,609
Flextronics International Ltd.[a]	59,376	684,309
FLIR Systems Inc.	4,361	134,711
TE Connectivity Ltd.	14,962	995,721
Trimble Navigation Ltd.[a,b]	5,835	148,384

		5,111,013
ENERGY EQUIPMENT & SERVICES — 1.70%
Baker Hughes Inc.	23,983	1,641,876
Cameron International Corp.[a]	8,387	459,775
Core Laboratories NV	661	86,776
Diamond Offshore Drilling Inc.[b]	6,227	208,418
Ensco PLC Class A	21,563	588,239
FMC Technologies Inc.[a]	5,806	256,045
Halliburton Co.	32,378	1,584,903
Helmerich & Payne Inc.	4,930	384,392
Nabors Industries Ltd.	26,809	447,710
National Oilwell Varco Inc.	22,502	1,224,334
Noble Corp. PLC	24,091	417,015
Oceaneering International Inc.	2,960	163,126
Schlumberger Ltd.	40,189	3,802,281
Superior Energy Services Inc.	12,036	306,918
Weatherford International PLC[a]	34,270	498,628

		12,070,436
FOOD & STAPLES RETAILING — 2.99%
Costco Wholesale Corp.	18,973	2,714,088
CVS Health Corp.	46,856	4,652,332
Kroger Co. (The)	35,655	2,456,986
Sysco Corp.	30,452	1,127,638
Wal-Mart Stores Inc.	90,891	7,094,042
Walgreens Boots Alliance Inc.	33,312	2,762,564
Whole Foods Market Inc.	9,630	459,929

		21,267,579

Security	Shares	Value

FOOD PRODUCTS — 1.78%
Archer-Daniels-Midland Co.	47,921	$2,342,379
Bunge Ltd.	15,928	1,375,701
Campbell Soup Co.	6,517	291,375
ConAgra Foods Inc.	17,260	623,949
General Mills Inc.	20,188	1,117,204
Hershey Co. (The)	2,848	261,788
Hormel Foods Corp.	3,844	208,921
JM Smucker Co. (The)	4,162	482,459
Kellogg Co.	9,034	572,123
Keurig Green Mountain Inc.	1,301	151,397
Kraft Foods Group Inc.	20,253	1,716,442
McCormick & Co. Inc./MD	3,039	228,837
Mead Johnson Nutrition Co.	2,689	257,929
Mondelez International Inc. Class A	58,184	2,232,520
Tyson Foods Inc. Class A	19,774	781,073

		12,644,097
HEALTH CARE EQUIPMENT & SUPPLIES — 1.52%
Abbott Laboratories	41,678	1,934,693
Baxter International Inc.	16,681	1,146,652
Becton Dickinson and Co.	5,682	800,423
Boston Scientific Corp.[a]	30,946	551,458
Cooper Companies Inc. (The)	1,098	195,521
CR Bard Inc.	1,578	262,863
DENTSPLY International Inc.	4,192	213,792
Edwards Lifesciences Corp.[a]	1,457	184,529
Hologic Inc.[a]	4,361	147,140
Intuitive Surgical Inc.[a]	615	305,028
Medtronic PLC	38,371	2,856,721
ResMed Inc.	3,323	212,473
St. Jude Medical Inc.	7,398	518,230
Stryker Corp.	8,018	739,580
Varian Medical Systems Inc.[a,b]	2,492	221,414
Zimmer Holdings Inc.	4,688	514,930

		10,805,447
HEALTH CARE PROVIDERS & SERVICES — 3.73%
Aetna Inc.	18,811	2,010,332
AmerisourceBergen Corp.	16,704	1,909,267
Anthem Inc.	19,176	2,894,234
Cardinal Health Inc.	25,595	2,158,682
Cigna Corp.	11,523	1,436,227
DaVita HealthCare Partners Inc.[a]	5,100	413,610
Express Scripts Holding Co.[a,b]	36,818	3,181,075
HCA Holdings Inc.[a]	13,054	966,126
Henry Schein Inc.[a]	2,717	372,501
Humana Inc.	9,031	1,495,534
Laboratory Corp. of America Holdings[a]	3,599	430,296
McKesson Corp.	13,045	2,914,253
Omnicare Inc.	3,256	286,463
Patterson Companies Inc.	3,067	144,011
Quest Diagnostics Inc.	6,998	499,797
UnitedHealth Group Inc.	44,800	4,990,720
Universal Health Services Inc. Class B	3,564	416,810

		26,519,938

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2015

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.04%
Cerner Corp.[a]	3,654	$262,394

		262,394
HOTELS, RESTAURANTS & LEISURE — 1.20%
Carnival Corp.	18,481	812,610
Chipotle Mexican Grill Inc.[a]	274	170,247
Darden Restaurants Inc.	5,746	366,422
Hilton Worldwide Holdings Inc.[a]	6,714	194,438
Las Vegas Sands Corp.	8,058	426,107
Marriott International Inc./MD Class A	3,870	309,794
McDonald’s Corp.	28,287	2,731,110
MGM Resorts International[a]	17,020	359,973
Norwegian Cruise Line Holdings Ltd.[a]	2,473	119,965
Royal Caribbean Cruises Ltd.	6,386	434,631
Starbucks Corp.	21,338	1,057,938
Starwood Hotels & Resorts Worldwide Inc.	4,463	383,595
Wyndham Worldwide Corp.	3,611	308,379
Yum! Brands Inc.	10,253	881,348

		8,556,557
HOUSEHOLD DURABLES — 0.45%
DR Horton Inc.	12,985	329,819
Garmin Ltd.	3,404	153,827
Jarden Corp.[a]	5,922	303,088
Leggett & Platt Inc.	4,158	176,590
Lennar Corp. Class A	5,857	268,251
Mohawk Industries Inc.[a]	2,004	347,694
Newell Rubbermaid Inc.	8,856	337,679
PulteGroup Inc.	20,207	389,995
Toll Brothers Inc.[a]	5,745	204,177
Whirlpool Corp.	3,858	677,465

		3,188,585
HOUSEHOLD PRODUCTS — 1.28%
Church & Dwight Co. Inc.	2,927	237,584
Clorox Co. (The)	2,881	305,674
Colgate-Palmolive Co.	16,063	1,080,719
Energizer Holdings Inc.	2,232	304,936
Kimberly-Clark Corp.	9,773	1,072,000
Procter & Gamble Co. (The)	76,368	6,072,020

		9,072,933
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.19%
AES Corp./VA	49,300	653,225
Calpine Corp.[a]	9,695	211,448
NRG Energy Inc.	20,525	518,051

		1,382,724
INDUSTRIAL CONGLOMERATES — 2.18%
3M Co.	14,492	2,266,404
Danaher Corp.	17,540	1,436,175
General Electric Co.	421,460	11,413,137
Roper Technologies Inc.	2,104	353,830

		15,469,546

Security	Shares	Value

INSURANCE — 4.86%
ACE Ltd.	18,088	$1,935,235
Aflac Inc.	28,674	1,807,609
Alleghany Corp.[a]	1,120	530,342
Allstate Corp. (The)	25,380	1,767,971
American International Group Inc.	133,399	7,509,030
Aon PLC	7,845	754,924
Arch Capital Group Ltd.[a]	7,065	428,704
Assurant Inc.	6,631	407,541
Axis Capital Holdings Ltd.	7,987	415,803
Chubb Corp. (The)	12,279	1,207,640
Cincinnati Financial Corp.	6,916	350,226
Everest Re Group Ltd.	2,961	529,753
FNF Group	10,846	390,348
Genworth Financial Inc. Class Aa	79,561	699,341
Hartford Financial Services Group Inc. (The)	26,193	1,067,889
Lincoln National Corp.	15,472	874,013
Loews Corp.	20,484	852,954
Marsh & McLennan Companies Inc.	14,681	824,485
MetLife Inc.	68,228	3,499,414
PartnerRe Ltd.	3,707	474,496
Principal Financial Group Inc.	11,714	598,820
Progressive Corp. (The)	28,653	763,889
Prudential Financial Inc.	28,463	2,322,581
RenaissanceRe Holdings Ltd.	2,780	284,922
Torchmark Corp.	6,402	359,216
Travelers Companies Inc. (The)	18,702	1,890,959
Unum Group	17,969	613,821
Willis Group Holdings PLC	4,592	223,309
WR Berkley Corp.	6,116	299,623
XL Group PLC	22,775	844,497

		34,529,355
INTERNET & CATALOG RETAIL — 0.53%
Amazon.com Inc.[a]	4,133	1,743,217
Expedia Inc.	2,266	213,525
Liberty Interactive Corp. Series Aa	16,702	480,350
Netflix Inc.[a]	839	466,903
Priceline Group Inc. (The)[a]	640	792,198
TripAdvisor Inc.[a]	1,279	102,947

		3,799,140
INTERNET SOFTWARE & SERVICES — 1.77%
Akamai Technologies Inc.[a]	3,029	223,480
eBay Inc.[a]	28,735	1,674,101
Equinix Inc.	868	222,147
Facebook Inc. Class Aa	8,122	639,770
Google Inc. Class Aa	8,353	4,583,876
Google Inc. Class Ca	7,435	3,995,313
LinkedIn Corp. Class Aa	383	96,566
Rackspace Hosting Inc.[a]	2,099	113,136
Twitter Inc.[a]	1,342	52,284
VeriSign Inc.[a,b]	1,917	121,749
Yahoo! Inc.[a]	20,535	874,072

		12,596,494
IT SERVICES — 2.49%
Accenture PLC Class A	17,397	1,611,832
Alliance Data Systems Corp.[a]	1,050	312,175

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2015

Security	Shares	Value

Automatic Data Processing Inc.	9,744	$823,758
Cognizant Technology Solutions Corp. Class Aa	10,640	622,866
Computer Sciences Corp.	6,413	413,318
Fidelity National Information Services Inc.	8,309	519,229
Fiserv Inc.[a]	5,413	420,049
FleetCor Technologies Inc.[a]	784	126,138
International Business Machines Corp.	45,296	7,758,752
MasterCard Inc. Class A	11,854	1,069,349
Paychex Inc.	5,323	257,580
Teradata Corp.[a,b]	5,001	219,994
Total System Services Inc.	4,492	177,703
Vantiv Inc. Class Aa	3,188	124,651
Visa Inc. Class Ab	27,016	1,784,407
Western Union Co. (The)[b]	24,690	500,713
Xerox Corp.	84,142	967,633

		17,710,147
LEISURE PRODUCTS — 0.11%
Hasbro Inc.	3,778	267,445
Mattel Inc.	14,225	400,576
Polaris Industries Inc.	1,074	147,095

		815,116
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Agilent Technologies Inc.	14,174	586,378
Illumina Inc.[a]	501	92,309
Mettler-Toledo International Inc.[a]	548	173,721
Quintiles Transnational Holdings Inc.[a,b]	1,795	118,255
Thermo Fisher Scientific Inc.	10,156	1,276,406
Waters Corp.[a]	1,950	244,121

		2,491,190
MACHINERY — 1.69%
AGCO Corp.	9,679	498,565
Caterpillar Inc.	30,202	2,623,950
Cummins Inc.	6,662	921,088
Deere & Co.	20,853	1,887,614
Dover Corp.	6,747	510,883
Flowserve Corp.	4,158	243,368
Illinois Tool Works Inc.	11,968	1,119,965
Ingersoll-Rand PLC	10,657	701,657
PACCAR Inc.	12,994	849,158
Pall Corp.	2,143	208,557
Parker-Hannifin Corp.	5,893	703,388
Pentair PLC	6,563	407,890
Snap-on Inc.	1,545	231,055
SPX Corp.	1,928	148,456
Stanley Black & Decker Inc.	5,873	579,665
Wabtec Corp./DE	1,791	168,444
Xylem Inc./NY	6,003	222,231

		12,025,934
MEDIA — 3.90%
Cablevision Systems Corp. Class A	11,199	223,756
CBS Corp. Class B NVS	17,639	1,095,911
Charter Communications Inc. Class Aa	1,408	263,381
Comcast Corp. Class A	86,366	4,988,500
Comcast Corp. Class A Special NVS	21,279	1,225,458
DIRECTV[a]	17,551	1,591,964

Security	Shares	Value

Discovery Communications Inc. Class Aa,b	6,479	$209,660
Discovery Communications Inc. Class C NVS[a]	6,236	188,514
DISH Network Corp. Class Aa	5,499	372,062
Interpublic Group of Companies Inc. (The)	16,634	346,653
Liberty Global PLC Series Aa	11,265	587,357
Liberty Global PLC Series C NVS[a]	11,989	604,845
Liberty Media Corp. Class Aa	34,453	1,322,306
Liberty Media Corp. Class Ca	24,096	914,443
News Corp. Class Aa	29,689	468,492
Omnicom Group Inc.	8,590	650,778
Scripps Networks Interactive Inc. Class A	2,531	176,816
Sirius XM Holdings Inc.[a,b]	57,695	227,895
Time Warner Cable Inc.	10,606	1,649,445
Time Warner Inc.	38,408	3,242,019
Twenty-First Century Fox Inc. Class A	40,518	1,380,854
Twenty-First Century Fox Inc. Class B	12,539	418,176
Viacom Inc. Class B NVS	19,418	1,348,580
Walt Disney Co. (The)	38,665	4,203,659

		27,701,524
METALS & MINING — 0.64%
Alcoa Inc.	55,006	738,181
Freeport-McMoRan Inc.	76,857	1,788,462
Newmont Mining Corp.	50,765	1,344,765
Nucor Corp.	13,834	675,929

		4,547,337
MULTI-UTILITIES — 1.26%
Alliant Energy Corp.	4,615	279,069
Ameren Corp.	12,939	529,723
CenterPoint Energy Inc.	20,857	437,371
CMS Energy Corp.	11,994	406,956
Consolidated Edison Inc.	15,378	946,516
Dominion Resources Inc./VA	14,114	1,011,692
DTE Energy Co.	8,379	667,220
Integrys Energy Group Inc.	3,866	282,605
MDU Resources Group Inc.	9,813	218,732
NiSource Inc.	10,558	458,428
PG&E Corp.	20,825	1,102,059
Public Service Enterprise Group Inc.	25,659	1,065,875
SCANA Corp.	6,438	341,085
Sempra Energy	7,737	821,437
Wisconsin Energy Corp.	8,161	400,868

		8,969,636
MULTILINE RETAIL — 0.99%
Dollar General Corp.	10,694	777,561
Dollar Tree Inc.[a]	5,749	439,281
Family Dollar Stores Inc.	4,001	312,638
Kohl’s Corp.	15,256	1,093,093
Macy’s Inc.	17,897	1,156,683
Nordstrom Inc.	5,229	395,103
Target Corp.	36,335	2,864,288

		7,038,647
OIL, GAS & CONSUMABLE FUELS — 11.56%
Anadarko Petroleum Corp.	15,696	1,476,994
Antero Resources Corp.[a,b]	566	25,079
Apache Corp.	36,499	2,496,532

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2015

Security	Shares	Value

Cabot Oil & Gas Corp.	5,983	$202,345
Cheniere Energy Inc.[a]	131	10,020
Chesapeake Energy Corp.	50,702	799,570
Chevron Corp.	144,811	16,082,710
Cimarex Energy Co.	3,038	377,927
Cobalt International Energy Inc.[a]	6,467	69,197
Concho Resources Inc.[a,b]	3,145	398,346
ConocoPhillips	78,925	5,360,586
CONSOL Energy Inc.	10,187	330,874
Continental Resources Inc./OKa,b	2,363	124,365
Devon Energy Corp.	21,867	1,491,548
Energen Corp.	3,306	235,288
EOG Resources Inc.	16,747	1,657,116
EQT Corp.	3,186	286,549
Exxon Mobil Corp.	271,310	23,704,355
Hess Corp.	23,910	1,838,679
HollyFrontier Corp.	19,443	753,999
Kinder Morgan Inc./DE	31,737	1,363,104
Marathon Oil Corp.	51,595	1,604,604
Marathon Petroleum Corp.	26,733	2,635,072
Murphy Oil Corp.	13,865	660,113
Noble Energy Inc.	15,626	792,551
Occidental Petroleum Corp.	44,176	3,538,498
ONEOK Inc.	6,724	323,424
Phillips 66	66,647	5,285,774
Pioneer Natural Resources Co.	3,076	531,471
QEP Resources Inc.	12,422	279,495
Range Resources Corp.	2,860	181,782
Southwestern Energy Co.[a,b]	16,377	459,047
Spectra Energy Corp.	19,126	712,443
Tesoro Corp.	12,392	1,063,605
Valero Energy Corp.	71,085	4,044,736
Whiting Petroleum Corp.[a]	10,002	379,176
Williams Companies Inc. (The)	12,133	621,088

		82,198,062
PAPER & FOREST PRODUCTS — 0.16%
International Paper Co.	20,740	1,114,153

		1,114,153
PERSONAL PRODUCTS — 0.09%
Avon Products Inc.	29,525	241,219
Estee Lauder Companies Inc. (The) Class A	5,260	427,586

		668,805
PHARMACEUTICALS — 4.12%
AbbVie Inc.	32,328	2,090,329
Actavis PLC[a]	3,976	1,124,651
Bristol-Myers Squibb Co.	30,030	1,913,812
Eli Lilly & Co.	33,001	2,371,782
Endo International PLC[a]	3,905	328,274
Hospira Inc.[a]	3,810	332,575
Jazz Pharmaceuticals PLC[a]	654	116,870
Johnson & Johnson	64,986	6,446,611
Mallinckrodt PLC[a]	2,173	245,940
Merck & Co. Inc.	78,459	4,673,018
Mylan NVa	8,677	627,000
Perrigo Co. PLC	2,952	541,043
Pfizer Inc.	241,180	8,183,237

Security	Shares	Value

Zoetis Inc.	6,562	$291,484

		29,286,626
PROFESSIONAL SERVICES — 0.29%
Dun & Bradstreet Corp. (The)	1,024	130,734
Equifax Inc.	2,552	247,365
IHS Inc. Class Aa,b	1,050	131,743
ManpowerGroup Inc.	7,323	624,872
Nielsen NV	8,321	373,946
Robert Half International Inc.	2,759	152,986
Towers Watson & Co. Class A	2,085	264,597
Verisk Analytics Inc. Class Aa,b	2,139	160,511

		2,086,754
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.59%
American Capital Agency Corp.	32,663	674,001
American Realty Capital Properties Inc.	32,304	291,705
American Tower Corp.	4,591	433,987
Annaly Capital Management Inc.	121,494	1,223,444
AvalonBay Communities Inc.	2,129	349,880
Boston Properties Inc.	2,658	351,680
Camden Property Trust	1,671	125,459
Communications Sales & Leasing Inc.[a,b]	6,609	198,793
Crown Castle International Corp.	4,568	381,565
Digital Realty Trust Inc.[b]	2,968	188,201
Duke Realty Corp.	6,481	128,389
Equity Residential	5,321	393,009
Essex Property Trust Inc.	1,025	227,499
Federal Realty Investment Trust	824	110,144
General Growth Properties Inc.	7,324	200,678
HCP Inc.	13,554	546,091
Health Care REIT Inc.	6,692	481,958
Host Hotels & Resorts Inc.	16,134	324,939
Iron Mountain Inc.[b]	4,123	142,202
Kimco Realty Corp.	8,340	200,994
Liberty Property Trust	4,161	144,969
Macerich Co. (The)	2,759	225,576
Plum Creek Timber Co. Inc.	3,519	148,502
Prologis Inc.	12,218	491,163
Public Storage	1,905	357,968
Rayonier Inc.	6,802	174,063
Realty Income Corp.[b]	4,361	204,836
Regency Centers Corp.	1,301	81,677
Simon Property Group Inc.	4,129	749,372
SL Green Realty Corp.	2,719	332,697
UDR Inc.	3,767	123,444
Ventas Inc.	8,153	561,742
Vornado Realty Trust	2,569	265,866
Weyerhaeuser Co.	14,324	451,349

		11,287,842
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Aa	7,264	278,502
Realogy Holdings Corp.[a]	3,513	166,551

		445,053
ROAD & RAIL — 0.71%
CSX Corp.	31,559	1,138,964
Hertz Global Holdings Inc.[a]	25,047	521,979

261

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2015

Security	Shares	Value

JB Hunt Transport Services Inc.	2,311	$201,519
Kansas City Southern	2,100	215,229
Norfolk Southern Corp.	9,994	1,007,895
Union Pacific Corp.	18,711	1,987,670

		5,073,256
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.89%
Altera Corp.	8,633	359,823
Analog Devices Inc.	8,100	500,904
Applied Materials Inc.	31,103	615,528
Avago Technologies Ltd.	3,561	416,210
Broadcom Corp. Class A	14,648	647,515
Cree Inc.[a,b]	4,098	129,825
Intel Corp.	192,666	6,271,278
KLA-Tencor Corp.	4,331	254,663
Lam Research Corp.	4,083	308,593
Linear Technology Corp.	4,461	205,786
Marvell Technology Group Ltd.	19,219	269,258
Maxim Integrated Products Inc.	8,571	281,386
Microchip Technology Inc.	4,424	210,826
Micron Technology Inc.[a]	18,689	525,722
NVIDIA Corp.	18,547	411,651
Qorvo Inc.[a]	1,677	110,531
Skyworks Solutions Inc.	2,850	262,912
Texas Instruments Inc.	24,787	1,343,703
Xilinx Inc.	6,750	292,680

		13,418,794
SOFTWARE — 2.66%
Activision Blizzard Inc.	19,559	446,239
Adobe Systems Inc.[a]	6,351	483,057
ANSYS Inc.[a]	1,790	153,654
Autodesk Inc.[a]	3,201	181,913
CA Inc.	13,939	442,842
Citrix Systems Inc.[a]	3,395	228,008
Electronic Arts Inc.[a]	4,167	242,061
FireEye Inc.[a,b]	695	28,703
Intuit Inc.	4,435	444,964
Microsoft Corp.	209,137	10,172,424
NetSuite Inc.[a,b]	66	6,308
Nuance Communications Inc.[a,b]	6,862	105,194
Oracle Corp.	106,925	4,664,068
Red Hat Inc.[a]	1,951	146,832
salesforce.com inc.[a]	2,421	176,297
ServiceNow Inc.[a]	216	16,170
Symantec Corp.	25,529	636,310
Synopsys Inc.[a]	4,488	210,397
VMware Inc. Class Aa,b	1,280	112,768
Workday Inc. Class Aa,b	208	18,972

		18,917,181
SPECIALTY RETAIL — 2.02%
Advance Auto Parts Inc.	1,954	279,422
AutoNation Inc.[a]	4,347	267,558
AutoZone Inc.[a,b]	784	527,366
Bed Bath & Beyond Inc.[a]	7,784	548,461
Best Buy Co. Inc.	25,509	883,887
CarMax Inc.[a]	7,176	488,757
Dick’s Sporting Goods Inc.	4,038	219,102
Foot Locker Inc.	5,234	311,161

Security	Shares	Value

GameStop Corp. Class Ab	7,624	$293,829
Gap Inc. (The)	10,027	397,470
Home Depot Inc. (The)	30,446	3,257,113
L Brands Inc.	5,287	472,446
Lowe’s Companies Inc.	32,192	2,216,741
O’Reilly Automotive Inc.[a]	1,902	414,313
Ross Stores Inc.	5,652	558,870
Signet Jewelers Ltd.	1,948	261,285
Staples Inc.	63,332	1,033,578
Tiffany & Co.	2,773	242,582
TJX Companies Inc. (The)	17,904	1,155,524
Tractor Supply Co.	2,682	230,813
Ulta Salon Cosmetics & Fragrance Inc.[a]	950	143,536
Urban Outfitters Inc.[a,b]	4,130	165,365

		14,369,179
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.81%
Apple Inc.	144,910	18,135,486
EMC Corp./MA	66,272	1,783,380
Hewlett-Packard Co.	146,772	4,839,073
NetApp Inc.	10,051	364,349
Seagate Technology PLC	16,956	995,656
Western Digital Corp.	9,780	955,897

		27,073,841
TEXTILES, APPAREL & LUXURY GOODS — 0.48%
Coach Inc.	12,962	495,278
Fossil Group Inc.[a,b]	1,491	125,214
Hanesbrands Inc.	7,438	231,173
lululemon athletica Inc.[a,b]	2,173	138,290
Michael Kors Holdings Ltd.[a]	4,554	281,710
NIKE Inc. Class B	12,500	1,235,500
PVH Corp.	2,811	290,517
Under Armour Inc. Class Aa	1,152	89,338
VF Corp.	7,417	537,213

		3,424,233
THRIFTS & MORTGAGE FINANCE — 0.13%
Hudson City Bancorp Inc.	41,764	388,405
New York Community Bancorp Inc.[b]	29,611	509,013

		897,418
TOBACCO — 0.96%
Altria Group Inc.	40,276	2,015,814
Lorillard Inc.	7,429	518,990
Philip Morris International Inc.	45,284	3,779,855
Reynolds American Inc.	6,861	502,911

		6,817,570
TRADING COMPANIES & DISTRIBUTORS — 0.12%
Fastenal Co.[b]	4,961	211,438
United Rentals Inc.[a]	2,618	252,847
WW Grainger Inc.	1,687	419,101

		883,386

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2015

Security	Shares	Value

WATER UTILITIES — 0.05%
American Water Works Co. Inc.	6,187	$337,315

		337,315
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
SBA Communications Corp. Class Aa	571	66,133
Sprint Corp.[a,b]	56,753	291,143
T-Mobile U.S. Inc.[a]	10,190	346,868

		704,144

TOTAL COMMON STOCKS (Cost: $666,940,809)		709,712,243

SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	8,294,991	8,294,991
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	465,975	465,975
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	883,771	883,771

		9,644,737

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,644,737)		9,644,737

TOTAL INVESTMENTS IN SECURITIES — 101.17% (Cost: $676,585,546)		719,356,980
Other Assets, Less Liabilities — (1.17)%		(8,325,718)

NET ASSETS — 100.00%		$711,031,262

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

263

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

CONSTRUCTION MATERIALS — 1.28%
Eagle Materials Inc.	61,111	$5,096,046
Martin Marietta Materials Inc.	75,376	10,752,386
Vulcan Materials Co.	161,059	13,773,766

		29,622,198
CONTAINERS & PACKAGING — 4.46%
AptarGroup Inc.	75,766	4,702,796
Avery Dennison Corp.	110,118	6,121,460
Ball Corp.	167,443	12,291,991
Bemis Co. Inc.	118,563	5,335,335
Berry Plastics Group Inc.[a]	144,970	4,960,873
Crown Holdings Inc.[a,b]	169,328	9,187,737
Graphic Packaging Holding Co.	397,927	5,610,771
Greif Inc. Class A	41,015	1,671,771
MeadWestvaco Corp.	203,914	9,951,003
Owens-Illinois Inc.[a]	199,596	4,772,340
Packaging Corp. of America	119,958	8,299,894
Rock-Tenn Co. Class A	170,588	10,743,632
Sealed Air Corp.	256,212	11,683,267
Silgan Holdings Inc.	50,983	2,746,454
Sonoco Products Co.	122,492	5,474,168

		103,553,492
ENERGY EQUIPMENT & SERVICES — 17.38%
Atwood Oceanics Inc.	72,701	2,426,759
Baker Hughes Inc.	529,202	36,229,169
Bristow Group Inc.	42,526	2,642,141
Cameron International Corp.[a]	236,182	12,947,497
Core Laboratories NV	52,687	6,916,749
Diamond Offshore Drilling Inc.[b]	81,703	2,734,600
Dresser-Rand Group Inc.[a]	93,387	7,720,303
Dril-Quip Inc.[a,b]	47,431	3,781,199
Ensco PLC Class A	285,151	7,778,919
Exterran Holdings Inc.	84,311	3,125,409
FMC Technologies Inc.[a]	282,173	12,443,829
Forum Energy Technologies Inc.[a]	79,882	1,858,055
Frank’s International NV	41,054	853,923
Halliburton Co.	1,034,483	50,637,943
Helix Energy Solutions Group Inc.[a]	119,028	1,961,582
Helmerich & Payne Inc.	131,203	10,229,898
Nabors Industries Ltd.	351,729	5,873,874
National Oilwell Varco Inc.	499,167	27,159,677
Noble Corp. PLC	293,839	5,086,353
Oceaneering International Inc.	121,277	6,683,576
Oil States International Inc.[a,b]	62,839	2,990,508
Patterson-UTI Energy Inc.	178,509	3,989,676
Precision Drilling Corp.	355,589	2,585,132
Rowan Companies PLC Class A	151,836	3,217,405
RPC Inc.	75,043	1,193,934
Schlumberger Ltd.	1,553,151	146,943,616
SEACOR Holdings Inc.[a,b]	21,099	1,533,053
Superior Energy Services Inc.	184,806	4,712,553
Tidewater Inc.[b]	57,677	1,597,076
Transocean Ltd.[b]	414,574	7,802,283

Security	Shares	Value

U.S. Silica Holdings Inc.[b]	65,263	$2,437,573
Unit Corp.[a]	56,858	1,980,933
Weatherford International PLC[a]	943,441	13,727,067

		403,802,264
METALS & MINING — 7.37%
Agnico Eagle Mines Ltd.	262,015	7,939,054
Alcoa Inc.	1,487,784	19,966,061
Barrick Gold Corp.	1,417,401	18,454,561
Century Aluminum Co.[a]	63,280	815,679
Compass Minerals International Inc.	41,075	3,628,155
Eldorado Gold Corp.	870,491	4,317,635
Franco-Nevada Corp.	190,779	9,888,076
Freeport-McMoRan Inc.	1,266,150	29,463,310
Goldcorp Inc.	990,291	18,647,180
Kinross Gold Corp.[a]	1,396,746	3,394,093
New Gold Inc.[a]	621,250	2,099,825
Newmont Mining Corp.	608,187	16,110,874
Pan American Silver Corp.	183,649	1,748,338
Royal Gold Inc.	79,326	5,118,907
Silver Wheaton Corp.	492,197	9,715,969
Stillwater Mining Co.[a,b]	145,719	1,957,006
Teck Resources Ltd. Class B	568,862	8,635,325
Turquoise Hill Resources Ltd.[a,b]	1,205,550	5,015,088
Yamana Gold Inc.	1,144,812	4,373,182

		171,288,318
OIL, GAS & CONSUMABLE FUELS — 67.72%
Anadarko Petroleum Corp.	616,945	58,054,524
Antero Resources Corp.[a,b]	70,250	3,112,778
Apache Corp.	458,904	31,389,034
Baytex Energy Corp.	206,381	4,020,302
Cabot Oil & Gas Corp.	502,718	17,001,923
California Resources Corp.	375,570	3,492,801
Cameco Corp.	482,051	8,474,457
Canadian Natural Resources Ltd.	1,330,454	44,237,595
Carrizo Oil & Gas Inc.[a,b]	56,754	3,162,900
Cenovus Energy Inc.	1,003,438	18,884,703
Cheniere Energy Inc.[a]	268,150	20,510,793
Chesapeake Energy Corp.[b]	630,635	9,945,114
Chevron Corp.	1,528,879	169,797,302
Cimarex Energy Co.	106,790	13,284,676
Cobalt International Energy Inc.[a]	362,795	3,881,906
Concho Resources Inc.[a]	144,949	18,359,240
ConocoPhillips	1,499,754	101,863,292
CONSOL Energy Inc.	280,568	9,112,849
Continental Resources Inc./OKa,b	104,024	5,474,783
CVR Energy Inc.	18,739	750,310
Denbury Resources Inc.[b]	430,118	3,789,340
Devon Energy Corp.	470,627	32,101,468
Diamondback Energy Inc.[a]	71,628	5,914,324
Encana Corp.	1,008,038	14,324,220
Energen Corp.	88,803	6,320,110
Enerplus Corp.	250,065	3,153,320
EOG Resources Inc.	667,933	66,091,970
EQT Corp.	184,819	16,622,621
Exxon Mobil Corp.	1,859,270	162,444,420
Gulfport Energy Corp.[a,b]	115,891	5,671,706
Hess Corp.	295,768	22,744,559
HollyFrontier Corp.	239,067	9,271,018
Kinder Morgan Inc./DE	2,075,292	89,133,791

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

April 30, 2015

Security	Shares	Value

Kosmos Energy Ltd.[a]	133,253	$1,303,214
Laredo Petroleum Inc.[a,b]	151,133	2,387,901
Marathon Oil Corp.	821,724	25,555,616
Marathon Petroleum Corp.	332,559	32,780,341
Memorial Resource Development Corp.[a,b]	89,711	1,811,265
Murphy Oil Corp.	203,415	9,684,588
Newfield Exploration Co.[a]	195,953	7,689,196
Noble Energy Inc.	470,894	23,883,744
Oasis Petroleum Inc.[a,b]	163,061	2,925,314
Occidental Petroleum Corp.	938,426	75,167,923
ONEOK Inc.	254,078	12,221,152
PBF Energy Inc.	104,890	2,976,778
Peabody Energy Corp.[b]	334,600	1,582,658
Pengrowth Energy Corp.	650,871	2,186,927
Penn West Petroleum Ltd.	610,201	1,507,196
Phillips 66	661,829	52,489,658
Pioneer Natural Resources Co.	181,423	31,346,266
QEP Resources Inc.	196,105	4,412,362
Range Resources Corp.	202,175	12,850,243
Rice Energy Inc.[a,b]	71,286	1,755,774
Rosetta Resources Inc.[a,b]	90,462	2,065,247
SandRidge Energy Inc.[a,b]	467,679	883,913
SemGroup Corp. Class A	52,813	4,446,326
SM Energy Co.	82,366	4,774,757
Southwestern Energy Co.[a,b]	468,747	13,138,978
Spectra Energy Corp.	817,304	30,444,574
Suncor Energy Inc.	1,758,809	57,337,173
Talisman Energy Inc.	1,157,842	9,228,001
Targa Resources Corp.	58,869	6,179,479
Tesoro Corp.	152,273	13,069,592
TransCanada Corp.	863,066	40,063,524
Ultra Petroleum Corp.[a,b]	187,002	3,184,644
Valero Energy Corp.	627,071	35,680,340
Western Refining Inc.	85,798	3,779,402
Whiting Petroleum Corp.[a]	249,035	9,440,917
Williams Companies Inc. (The)	820,003	41,975,954
World Fuel Services Corp.	87,648	4,864,464
WPX Energy Inc.[a]	247,446	3,402,383

		1,572,871,933
PAPER & FOREST PRODUCTS — 1.65%
Domtar Corp.	77,995	3,370,944
International Paper Co.	514,953	27,663,275
KapStone Paper and Packaging Corp.	103,115	2,882,064
Louisiana-Pacific Corp.[a]	173,949	2,650,983
Resolute Forest Products Inc.[a]	114,937	1,772,329

		38,339,595

TOTAL COMMON STOCKS
(Cost: $2,391,684,660)		2,319,477,800

SHORT-TERM INVESTMENTS — 2.83%

MONEY MARKET FUNDS — 2.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	60,336,046	60,336,046
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	3,389,409	3,389,409

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,123,886	$2,123,886

		65,849,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,849,341)		65,849,341

TOTAL INVESTMENTS IN SECURITIES — 102.69%
(Cost: $2,457,534,001)		2,385,327,141
Other Assets, Less Liabilities — (2.69)%		(62,552,001)

NET ASSETS — 100.00%		$2,322,775,140

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

265

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

COMMUNICATIONS EQUIPMENT — 8.17%
ADTRAN Inc.	9,845	$163,526
ARRIS Group Inc.[a]	23,896	804,698
Aruba Networks Inc.[a]	20,136	495,547
Brocade Communications Systems Inc.	78,537	887,468
Ciena Corp.[a]	21,278	453,222
Cisco Systems Inc.	928,077	26,756,460
CommScope Holding Co. Inc.[a]	18,738	552,959
EchoStar Corp. Class Aa	7,786	389,300
F5 Networks Inc.[a]	13,155	1,605,173
Finisar Corp.[a,b]	18,816	382,529
Harris Corp.	18,911	1,517,419
Infinera Corp.[a]	23,289	437,833
InterDigital Inc./PA	6,724	367,937
Ixia[a]	10,842	129,887
JDS Uniphase Corp.[a]	42,008	531,821
Juniper Networks Inc.	65,656	1,735,288
Motorola Solutions Inc.	34,736	2,075,476
NETGEAR Inc.[a,b]	6,275	189,944
Palo Alto Networks Inc.[a]	12,181	1,799,377
Plantronics Inc.	7,851	418,223
Polycom Inc.[a]	24,498	319,699
QUALCOMM Inc.	299,899	20,393,132
Ubiquiti Networks Inc.[b]	4,755	135,850
ViaSat Inc.[a]	8,016	481,922

		63,024,690
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.82%
Amphenol Corp. Class A	56,437	3,124,917
Anixter International Inc.[a]	4,932	348,199
Arrow Electronics Inc.[a]	17,422	1,040,268
Avnet Inc.	24,866	1,060,038
AVX Corp.	8,490	116,907
Belden Inc.	7,769	652,208
Benchmark Electronics Inc.[a]	9,621	226,382
CDW Corp./DE	21,556	826,026
Celestica Inc.[a]	27,243	332,637
Cognex Corp.[a]	15,736	706,389
Coherent Inc.[a]	4,553	273,180
Corning Inc.	230,996	4,834,746
Dolby Laboratories Inc. Class A	8,026	323,127
FEI Co.	7,611	574,326
FLIR Systems Inc.	25,562	789,610
Ingram Micro Inc. Class Aa	28,335	712,909
InvenSense Inc.[a,b]	13,382	199,659
IPG Photonics Corp.[a,b]	6,472	573,290
Itron Inc.[a]	6,885	246,896
Jabil Circuit Inc.	35,089	790,204
Keysight Technologies Inc.[a]	30,648	1,025,482
Knowles Corp.[a,b]	15,319	293,665
Littelfuse Inc.	4,096	401,367
Methode Electronics Inc.	6,872	291,785
National Instruments Corp.	18,241	521,693
OSI Systems Inc.[a]	3,448	231,740
Plexus Corp.[a]	6,013	258,860
Sanmina Corp.[a]	15,213	309,280

Security	Shares	Value

SYNNEX Corp.	5,061	$387,166
TE Connectivity Ltd.	73,894	4,917,646
Tech Data Corp.[a,b]	6,966	392,673
Trimble Navigation Ltd.[a,b]	46,990	1,194,956
Universal Display Corp.[a]	7,396	325,942
Vishay Intertechnology Inc.	24,971	316,632
Zebra Technologies Corp. Class Aa	9,257	852,385

		29,473,190
INTERNET & CATALOG RETAIL — 6.65%
Amazon.com Inc.[a]	69,232	29,200,673
Expedia Inc.	18,008	1,696,894
Groupon Inc.[a,b]	76,507	529,428
Lands’ End Inc.[a,b]	2,349	69,014
Netflix Inc.[a]	11,001	6,122,057
Priceline Group Inc. (The)[a]	9,445	11,691,115
Shutterfly Inc.[a]	6,837	306,024
TripAdvisor Inc.[a]	20,209	1,626,622

		51,241,827
INTERNET SOFTWARE & SERVICES — 16.75%
Akamai Technologies Inc.[a]	32,537	2,400,580
AOL Inc.[a]	14,129	563,747
Bankrate Inc.[a]	10,995	136,338
comScore Inc.[a]	6,168	322,957
Cornerstone OnDemand Inc.[a]	8,716	249,539
CoStar Group Inc.[a,b]	5,861	1,198,164
Dealertrack Technologies Inc.[a,b]	8,055	316,642
Demandware Inc.[a,b]	5,765	355,124
eBay Inc.[a]	200,212	11,664,351
Endurance International Group Holdings Inc.[a,b]	10,486	192,313
Envestnet Inc.[a]	6,198	317,709
Equinix Inc.[b]	10,275	2,629,681
Facebook Inc. Class Aa	381,661	30,063,437
Google Inc. Class Aa	51,918	28,491,041
Google Inc. Class Ca	52,170	28,032,863
HomeAway Inc.[a]	15,857	443,203
IAC/InterActiveCorp	14,014	978,458
j2 Global Inc.	8,370	580,627
LinkedIn Corp. Class Aa,b	19,181	4,836,106
NIC Inc.	11,234	190,978
Pandora Media Inc.[a,b]	33,512	597,854
Rackspace Hosting Inc.[a]	21,440	1,155,616
Shutterstock Inc.[a,b]	2,823	190,524
Twitter Inc.[a]	93,396	3,638,708
VeriSign Inc.[a,b]	19,049	1,209,802
Web.com Group Inc.[a]	9,447	173,541
WebMD Health Corp.[a,b]	6,366	281,059
Yahoo! Inc.[a]	158,172	6,732,591
Yelp Inc.[a,b]	11,199	441,129
Zillow Group Inc. Class Aa,b	7,747	756,417

		129,141,099
IT SERVICES — 17.28%
Accenture PLC Class A	114,222	10,582,668
Acxiom Corp.[a]	13,813	241,175
Alliance Data Systems Corp.[a,b]	11,407	3,391,415
Automatic Data Processing Inc.	86,444	7,307,976
Blackhawk Network Holdings Inc.[a,b]	2,255	82,916
Blackhawk Network Holdings Inc. Class Ba	6,826	250,582

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

April 30, 2015

Security	Shares	Value

Booz Allen Hamilton Holding Corp.	17,799	$489,473
Broadridge Financial Solutions Inc.	21,990	1,185,701
CACI International Inc. Class Aa	4,421	390,109
Cardtronics Inc.[a]	8,271	312,065
CGI Group Inc. Class Aa,b	50,875	2,140,311
Cognizant Technology Solutions Corp. Class Aa	110,756	6,483,656
Computer Sciences Corp.	25,662	1,653,916
Convergys Corp.	17,918	406,380
CoreLogic Inc./U.S.[a]	16,280	636,711
DST Systems Inc.	5,225	601,293
EPAM Systems Inc.[a]	4,305	278,577
Euronet Worldwide Inc.[a]	9,044	528,893
EVERTEC Inc.	11,872	246,107
Fidelity National Information Services Inc.	51,865	3,241,044
Fiserv Inc.[a]	43,352	3,364,115
FleetCor Technologies Inc.[a]	13,685	2,201,780
Gartner Inc.[a]	15,853	1,315,482
Genpact Ltd.[a]	28,434	621,567
Global Payments Inc.	12,162	1,219,605
Heartland Payment Systems Inc.	6,580	334,922
iGATE Corp.[a]	6,370	302,957
International Business Machines Corp.	167,124	28,626,670
Jack Henry & Associates Inc.	14,834	986,609
Leidos Holdings Inc.	11,350	472,614
ManTech International Corp./VA Class A	4,177	122,094
MasterCard Inc. Class A	177,474	16,009,930
MAXIMUS Inc.	11,948	764,791
NeuStar Inc. Class Aa,b	10,366	310,980
Paychex Inc.	59,508	2,879,592
Science Applications International Corp.	7,139	357,664
Syntel Inc.[a]	5,696	256,434
TeleTech Holdings Inc.	3,021	78,365
Teradata Corp.[a,b]	26,501	1,165,779
Total System Services Inc.	29,941	1,184,466
Unisys Corp.[a,b]	9,126	198,673
Vantiv Inc. Class Aa	26,509	1,036,502
VeriFone Systems Inc.[a]	20,795	743,837
Visa Inc. Class A	352,948	23,312,215
Western Union Co. (The)	94,822	1,922,990
WEX Inc.[a]	7,068	796,634
Xerox Corp.	189,751	2,182,137

		133,220,372
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.66%
Advanced Micro Devices Inc.[a,b]	113,827	257,249
Altera Corp.	54,578	2,274,811
Amkor Technology Inc.[a]	21,046	147,953
Analog Devices Inc.	56,697	3,506,143
Applied Materials Inc.	223,589	4,424,826
Atmel Corp.	75,659	573,495
Avago Technologies Ltd.	46,608	5,447,543
Broadcom Corp. Class A	99,176	4,384,075
Cabot Microelectronics Corp.[a]	4,398	208,025
Cavium Inc.[a]	9,866	639,218
Cirrus Logic Inc.[a]	11,551	390,193
Cree Inc.[a,b]	20,207	640,158
Cypress Semiconductor Corp.[a]	57,820	770,162
Diodes Inc.[a]	6,511	173,974
Entegris Inc.[a,b]	25,533	339,844
Fairchild Semiconductor International Inc.[a]	21,546	391,383
First Solar Inc.[a]	13,636	813,660
Freescale Semiconductor Ltd.[a]	18,293	715,073

Security	Shares	Value

Integrated Device Technology Inc.[a]	26,996	$491,057
Intel Corp.	861,039	28,026,819
Intersil Corp. Class A	23,445	312,991
KLA-Tencor Corp.	29,500	1,734,600
Lam Research Corp.	28,986	2,190,762
Linear Technology Corp.	43,519	2,007,532
Marvell Technology Group Ltd.	77,337	1,083,491
Maxim Integrated Products Inc.	51,295	1,684,015
Microchip Technology Inc.	36,556	1,742,076
Micron Technology Inc.[a]	195,991	5,513,227
Microsemi Corp.[a]	17,227	574,693
MKS Instruments Inc.	9,634	335,360
Monolithic Power Systems Inc.	6,533	338,605
NVIDIA Corp.	93,949	2,085,198
OmniVision Technologies Inc.[a]	10,630	296,524
ON Semiconductor Corp.[a]	79,079	910,990
PMC-Sierra Inc.[a]	37,129	312,998
Power Integrations Inc.	5,355	265,019
Qorvo Inc.[a]	27,012	1,780,361
Rambus Inc.[a,b]	21,291	294,667
Semtech Corp.[a,b]	12,139	282,717
Silicon Laboratories Inc.[a,b]	7,151	369,492
Skyworks Solutions Inc.	34,676	3,198,861
SunEdison Inc.[a,b]	45,772	1,158,947
SunPower Corp.[a,b]	9,277	298,627
Synaptics Inc.[a,b]	6,665	564,659
Teradyne Inc.	39,623	723,120
Tessera Technologies Inc.	8,529	307,982
Texas Instruments Inc.	190,417	10,322,506
Veeco Instruments Inc.[a,b]	7,378	217,725
Xilinx Inc.	47,419	2,056,088

		97,579,494
SOFTWARE — 21.49%
ACI Worldwide Inc.[a,b]	21,089	485,680
Activision Blizzard Inc.	90,250	2,059,054
Adobe Systems Inc.[a]	86,581	6,585,351
Advent Software Inc.	8,135	353,140
ANSYS Inc.[a]	16,311	1,400,136
Aspen Technology Inc.[a]	16,065	713,125
Autodesk Inc.[a]	41,246	2,344,010
Barracuda Networks Inc.[a]	1,835	74,373
Blackbaud Inc.	8,447	426,827
CA Inc.	57,841	1,837,609
Cadence Design Systems Inc.[a,b]	53,050	989,382
CDK Global Inc.	29,333	1,405,637
Citrix Systems Inc.[a]	29,048	1,950,864
CommVault Systems Inc.[a]	7,786	356,209
Electronic Arts Inc.[a]	56,571	3,286,209
FactSet Research Systems Inc.	7,045	1,108,813
Fair Isaac Corp.	5,683	502,718
FireEye Inc.[a,b]	5,753	237,599
Fortinet Inc.[a]	25,807	973,956
Guidewire Software Inc.[a]	12,701	634,415
Informatica Corp.[a]	19,925	957,795
Intuit Inc.	50,281	5,044,693
Manhattan Associates Inc.[a]	13,539	711,610
Mentor Graphics Corp.	17,815	426,313
Microsoft Corp.	1,491,534	72,548,214
MicroStrategy Inc. Class Aa	1,631	297,038
NetScout Systems Inc.[a,b]	6,770	278,247
NetSuite Inc.[a,b]	6,376	609,354

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

April 30, 2015

Security	Shares	Value

Nuance Communications Inc.[a]	46,760	$716,831
Open Text Corp.	22,197	1,122,724
Oracle Corp.	582,817	25,422,478
Pegasystems Inc.	6,532	140,699
Progress Software Corp.[a]	9,341	246,602
Proofpoint Inc.[a,b]	6,314	340,830
PTC Inc.[a]	20,767	796,207
Qlik Technologies Inc.[a]	16,339	568,434
RealPage Inc.[a,b]	9,485	188,182
Red Hat Inc.[a]	33,284	2,504,954
Rovi Corp.[a]	16,634	307,895
salesforce.com inc.[a,b]	110,076	8,015,734
ServiceNow Inc.[a]	24,051	1,800,458
SolarWinds Inc.[a]	12,072	588,872
Solera Holdings Inc.	12,217	592,769
Splunk Inc.[a,b]	22,062	1,463,703
SS&C Technologies Holdings Inc.	12,343	742,678
Symantec Corp.	123,907	3,088,382
Synchronoss Technologies Inc.[a,b]	6,654	305,286
Synopsys Inc.[a]	28,047	1,314,843
Tableau Software Inc. Class Aa	7,228	707,188
Take-Two Interactive Software Inc.[a]	15,143	358,889
TiVo Inc.[a]	18,552	205,000
Tyler Technologies Inc.[a]	6,123	746,700
Ultimate Software Group Inc. (The)[a,b]	5,172	859,690
Verint Systems Inc.[a]	10,987	674,931
VMware Inc. Class Aa	15,673	1,380,791
Workday Inc. Class Aa	17,300	1,577,933
Zynga Inc. Class Aa	119,887	293,723

		165,671,777
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 13.11%
3D Systems Corp.[a,b]	18,987	476,384
Apple Inc.	514,676	64,411,701
BlackBerry Ltd.[a,b]	87,275	886,714
Diebold Inc.	11,774	409,382
Electronics For Imaging Inc.[a]	8,539	356,333
EMC Corp./MA	361,562	9,729,633
Hewlett-Packard Co.	330,497	10,896,486
Lexmark International Inc. Class A	11,026	489,444
NCR Corp.[a]	30,593	839,472
NetApp Inc.	56,581	2,051,061
Nimble Storage Inc.[a,b]	4,875	119,243
QLogic Corp.[a,b]	16,232	238,610
SanDisk Corp.	38,685	2,589,574
Seagate Technology PLC	59,737	3,507,757
Super Micro Computer Inc.[a]	6,287	180,877
Western Digital Corp.	39,503	3,861,023

		101,043,694

TOTAL COMMON STOCKS
(Cost: $569,786,644)		770,396,143

SHORT-TERM INVESTMENTS — 4.37%

MONEY MARKET FUNDS — 4.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	31,375,041	31,375,041

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,762,509	$1,762,509
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	575,218	575,218

		33,712,768

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,712,768)		33,712,768

TOTAL INVESTMENTS IN SECURITIES — 104.30%
(Cost: $603,499,412)		804,108,911
Other Assets, Less Liabilities — (4.30)%		(33,133,369)

NET ASSETS — 100.00%		$770,975,542

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

268

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.95%

COMMUNICATIONS EQUIPMENT — 99.95%
ADTRAN Inc.	94,326	$1,566,755
ARRIS Group Inc.[a,b]	226,473	7,626,478
Aruba Networks Inc.[a]	193,745	4,768,064
Brocade Communications Systems Inc.	566,652	6,403,168
Ciena Corp.[a,b]	206,766	4,404,116
Cisco Systems Inc.	456,336	13,156,167
CommScope Holding Co. Inc.[a]	182,698	5,391,418
EchoStar Corp. Class Aa	75,864	3,793,200
F5 Networks Inc.[a]	60,355	7,364,517
Finisar Corp.[a,b]	182,547	3,711,181
Harris Corp.	94,103	7,550,825
Infinera Corp.[a,b]	225,938	4,247,634
InterDigital Inc./PA	65,548	3,586,787
Ixia[a,b]	104,018	1,246,136
JDS Uniphase Corp.[a]	410,710	5,199,589
Juniper Networks Inc.	537,136	14,196,504
Motorola Solutions Inc.	198,383	11,853,384
NETGEAR Inc.[a]	61,275	1,854,794
Palo Alto Networks Inc.[a,b]	91,177	13,468,666
Plantronics Inc.	75,895	4,042,927
Polycom Inc.[a]	236,841	3,090,775
QUALCOMM Inc.	185,771	12,632,428
Ubiquiti Networks Inc.[b]	46,526	1,329,248
ViaSat Inc.[a,b]	77,360	4,650,883

		147,135,644

TOTAL COMMON STOCKS
(Cost: $146,047,807)		147,135,644

SHORT-TERM INVESTMENTS — 13.00%

MONEY MARKET FUNDS — 13.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	17,998,922	17,998,922
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,011,099	1,011,099

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	122,095	$122,095

		19,132,116

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,132,116)		19,132,116

TOTAL INVESTMENTS IN SECURITIES — 112.95%
(Cost: $165,179,923)		166,267,760
Other Assets, Less Liabilities — (12.95)%		(19,063,464)

NET ASSETS — 100.00%		$147,204,296

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

269

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.91%

APPLICATION SOFTWARE — 56.86%
ACI Worldwide Inc.[a,b]	309,388	$7,125,205
Adobe Systems Inc.[a]	1,253,907	95,372,166
Advent Software Inc.	118,740	5,154,503
ANSYS Inc.[a]	240,369	20,633,275
Aspen Technology Inc.[a]	235,721	10,463,655
Autodesk Inc.[a]	605,467	34,408,690
Blackbaud Inc.	123,735	6,252,330
Cadence Design Systems Inc.[a,b]	780,256	14,551,774
CDK Global Inc.	429,574	20,585,186
Citrix Systems Inc.[a]	426,804	28,664,157
FactSet Research Systems Inc.	103,540	16,296,161
Fair Isaac Corp.	83,973	7,428,252
Guidewire Software Inc.[a]	185,749	9,278,163
Informatica Corp.[a]	292,391	14,055,235
Intuit Inc.	739,076	74,151,495
Manhattan Associates Inc.[a]	198,343	10,424,908
Mentor Graphics Corp.	261,400	6,255,302
MicroStrategy Inc. Class Aa	24,225	4,411,857
NetScout Systems Inc.[a,b]	100,212	4,118,713
Nuance Communications Inc.[a,b]	686,705	10,527,188
Open Text Corp.	326,127	16,495,504
Pegasystems Inc.	95,874	2,065,126
PTC Inc.[a]	307,071	11,773,102
Qlik Technologies Inc.[a,b]	241,308	8,395,105
RealPage Inc.[a,b]	138,834	2,754,467
salesforce.com inc.[a,b]	1,494,267	108,812,523
SolarWinds Inc.[a]	177,275	8,647,474
Solera Holdings Inc.	179,535	8,711,038
Splunk Inc.[a,b]	323,864	21,486,757
SS&C Technologies Holdings Inc.	181,078	10,895,463
Synchronoss Technologies Inc.[a,b]	97,730	4,483,852
Synopsys Inc.[a]	410,312	19,235,427
TiVo Inc.[a]	255,186	2,819,805
Tyler Technologies Inc.[a]	89,729	10,942,452
Ultimate Software Group Inc. (The)[a,b]	76,345	12,690,066
Verint Systems Inc.[a]	162,221	9,965,236
Workday Inc. Class Aa,b	253,277	23,101,395

		683,433,007
HOME ENTERTAINMENT SOFTWARE — 7.33%
Activision Blizzard Inc.	1,324,952	30,228,780
Electronic Arts Inc.[a]	830,442	48,240,376
Take-Two Interactive Software Inc.[a]	225,428	5,342,643
Zynga Inc. Class Aa,b	1,747,342	4,280,988

		88,092,787
SYSTEMS SOFTWARE — 35.72%
Barracuda Networks Inc.[a]	28,066	1,137,515
CA Inc.	851,390	27,048,660
CommVault Systems Inc.[a]	112,759	5,158,724
FireEye Inc.[a,b]	84,403	3,485,844
Fortinet Inc.[a]	378,987	14,302,969
Microsoft Corp.	2,365,982	115,081,365
NetSuite Inc.[a,b]	94,322	9,014,354

Security	Shares	Value

Oracle Corp.	2,331,870	$101,716,169
Progress Software Corp.[a]	135,354	3,573,346
Proofpoint Inc.[a,b]	92,670	5,002,327
Red Hat Inc.[a]	489,857	36,866,638
Rovi Corp.[a,b]	245,653	4,547,037
ServiceNow Inc.[a,b]	352,457	26,384,931
Symantec Corp.	1,822,488	45,425,513
Tableau Software Inc. Class Aa,b	106,459	10,415,949
VMware Inc. Class Aa,b	230,192	20,279,915

		429,441,256

TOTAL COMMON STOCKS
(Cost: $1,064,129,022)		1,200,967,050

SHORT-TERM INVESTMENTS — 7.61%

MONEY MARKET FUNDS — 7.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	85,476,320	85,476,320
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	4,801,677	4,801,677
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,161,651	1,161,651

		91,439,648

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,439,648)		91,439,648

TOTAL INVESTMENTS IN SECURITIES — 107.52%
(Cost: $1,155,568,670)		1,292,406,698
Other Assets, Less Liabilities — (7.52)%		(90,412,893)

NET ASSETS — 100.00%		$1,201,993,805

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

270

Schedule of Investments  (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

April 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.90%

COMMUNICATIONS EQUIPMENT — 7.80%
QUALCOMM Inc.	580,255	$39,457,341

		39,457,341
SEMICONDUCTOR EQUIPMENT — 13.12%
Applied Materials Inc.	839,797	16,619,583
ASML Holding NV NYS[a]	99,432	10,643,201
KLA-Tencor Corp.	196,125	11,532,150
Lam Research Corp.	192,086	14,517,860
SunEdison Inc.[b,c]	326,702	8,272,095
Teradyne Inc.	262,578	4,792,048

		66,376,937
SEMICONDUCTORS — 75.58%
Altera Corp.	362,784	15,120,837
Analog Devices Inc.	359,361	22,222,884
ARM Holdings PLC ADR	154,158	7,860,516
Atmel Corp.	501,783	3,803,515
Avago Technologies Ltd.	276,126	32,273,607
Broadcom Corp. Class A	465,112	20,560,276
Cavium Inc.[b,c]	65,018	4,212,516
Cree Inc.[b,c]	134,589	4,263,780
Freescale Semiconductor Ltd.[b]	369,345	14,437,696
Intel Corp.	1,265,384	41,188,249
Linear Technology Corp.	288,391	13,303,477
Marvell Technology Group Ltd.	616,228	8,633,354
Maxim Integrated Products Inc.	341,066	11,197,197
Microchip Technology Inc.	242,886	11,574,732
Micron Technology Inc.[b]	1,160,326	32,639,970
NVIDIA Corp.	655,335	14,545,160
NXP Semiconductors NVb	247,804	23,818,921
ON Semiconductor Corp.[b]	520,030	5,990,746
Skyworks Solutions Inc.	230,065	21,223,496
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	857,602	20,959,793
Texas Instruments Inc.	715,541	38,789,478
Xilinx Inc.	315,208	13,667,419

		382,287,619
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.40%
SanDisk Corp.	256,829	17,192,133

		17,192,133

TOTAL COMMON STOCKS
(Cost: $522,951,652)		505,314,030

SHORT-TERM INVESTMENTS — 2.75%

MONEY MARKET FUNDS — 2.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	12,892,818	12,892,818

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	724,261	$724,261
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	292,550	292,550

		13,909,629

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,909,629)		13,909,629

TOTAL INVESTMENTS IN SECURITIES — 102.65%
(Cost: $536,861,281)		519,223,659
Other Assets, Less Liabilities — (2.65)%		(13,409,279)

NET ASSETS — 100.00%		$505,814,380

ADR  —  American Depositary Receipts

NYS  —  New York Registered Shares

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

271

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
China Large-Cap	MSCI EAFE
Core Aggressive Allocation	MSCI EAFE Growth
Core Conservative Allocation	MSCI EAFE Minimum Volatility
Core Growth Allocation	MSCI EAFE Small-Cap
Core Moderate Allocation	MSCI EAFE Value
Core MSCI EAFE	MSCI Europe Financials
Core MSCI Europe	MSCI Europe Minumum Volatility
Core MSCI Pacific	MSCI Europe Small-Cap
Core MSCI Total International Stock	MSCI International Developed Momentum Factor[d]
Currency Hedged MSCI EAFE	MSCI International Developed Quality Factor[d]
Exponential Technologies[a]	MSCI Japan Minimum Volatility
FactorSelect MSCI Global[b]	MSCI Kokusai
FactorSelect MSCI International[b]	MSCI Qatar Capped
FactorSelect MSCI Intl Small-Cap[b]	MSCI UAE Capped
FactorSelect MSCI USA[b]	MSCI USA Minimum Volatility
FactorSelect MSCI USA Small-Cap[b]	MSCI USA Momentum Factor

272

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	iShares ETF
FTSE China	MSCI USA Quality Factor
Morningstar Multi-Asset Income	MSCI USA Size Factor
MSCI ACWI	MSCI USA Value Factor
MSCI ACWI ex U.S.	North American Natural Resources
MSCI ACWI Low Carbon Target[c]	North American Tech
MSCI All Country Asia ex Japan	North American Tech-Multimedia Networking
MSCI All Country Asia ex Japan Small-Cap	North American Tech-Software
MSCI All Country Asia Information Technology	PHLX Semiconductor
MSCI Asia ex-Japan Minimum Volatility

[a]	The Fund commenced operations on March 19, 2015.
[b]	The Fund commenced operations on April 28, 2015.
[c]	The Fund commenced operations on December 8, 2014.
[d]	The Fund commenced operations on January 13, 2015.

Each of the iShares Core MSCI Total International Stock, iShares MSCI All Country Asia ex Japan, iShares MSCI All Country Asia ex Japan Small-Cap and iShares MSCI All Country Asia Information Technology ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

273

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

274

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

China Large-Cap
Assets:
Common Stocks	$7,580,327,223	$—	$—	$7,580,327,223
Money Market Funds	244,186,654	—	—	244,186,654

	$7,824,513,877	$—	$—	$7,824,513,877

Liabilities:
Futures Contracts[a]	$(28,093)	$—	$—	$(28,093)

Core Aggressive Allocation
Assets:
Investment Companies	$354,249,443	$—	$—	$354,249,443
Money Market Funds	5,035,472	—	—	5,035,472

	$359,284,915	$—	$—	$359,284,915

Core Conservative Allocation
Assets:

275

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Investment Companies	$229,548,483	$—	$—		$229,548,483
Money Market Funds	2,536,236	—	—		2,536,236

	$232,084,719	$—	$—		$232,084,719

Core Growth Allocation
Assets:
Investment Companies	$480,914,491	$—	$—		$480,914,491
Money Market Funds	12,028,850	—	—		12,028,850

	$492,943,341	$—	$—		$492,943,341

Core Moderate Allocation
Assets:
Investment Companies	$334,724,400	$—	$—		$334,724,400
Money Market Funds	48,489	—	—		48,489

	$334,772,889	$—	$—		$334,772,889

Core MSCI EAFE
Assets:
Common Stocks	$5,429,211,111	$145,336	$0	[b]	$5,429,356,447
Investment Companies	814,219	—	—		814,219
Preferred Stocks	32,361,872	—	—		32,361,872
Rights	344,136	882,573	8		1,226,717
Money Market Funds	90,361,845	—	—		90,361,845
Futures Contracts[a]	920,544	—	—		920,544

	$5,554,013,727	$1,027,909	$8		$5,555,041,644

Core MSCI Europe
Assets:
Common Stocks	$528,857,910	$22,577	$—		$528,880,487
Preferred Stocks	4,715,811	—	—		4,715,811
Rights	37,590	118,185	1		155,776
Money Market Funds	5,400,566	—	—		5,400,566

	$539,011,877	$140,762	$1		$539,152,640

Core MSCI Pacific
Assets:
Common Stocks	$416,702,224	$2,037	$—		$416,704,261
Investment Companies	169,867	—	—		169,867
Money Market Funds	6,097,125	—	—		6,097,125

	$422,969,216	$2,037	$—		$422,971,253

Core MSCI Total International Stock
Assets:
Common Stocks	$1,561,203,260	$1,906,689	$2,451		$1,563,112,400
Investment Companies	8,289,619	—	—		8,289,619
Preferred Stocks	19,307,442	—	—		19,307,442
Rights	64,984	159,926	1		224,911
Money Market Funds	29,205,004	—	—		29,205,004
Futures Contracts[a]	217,109	—	—		217,109

	$1,618,287,418	$2,066,615	$2,452		$1,620,356,485

Currency Hedged MSCI EAFE
Assets:
Investment Companies	$2,588,892,505	$—	$—		$2,588,892,505
Money Market Funds	895,704	—	—		895,704
Forward Currency Contracts[a]	—	24,377,861	—		24,377,861

	$2,589,788,209	$24,377,861	$—		$2,614,166,070

Liabilities:
Forward Currency Contracts[a]	—	(96,862,653)	—		(96,862,653)

Exponential Technologies
Assets:
Common Stocks	$633,366,463	$4,245,043	$—		$637,611,506

276

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Money Market Funds	$915,405	$—	$—		$915,405

	$634,281,868	$4,245,043	$—		$638,526,911

FactorSelect MSCI Global
Assets:
Common Stocks	$2,413,359	$—	$—		$2,413,359
Investment Companies	33,058	—	—		33,058
Preferred Stocks	35,757	—	—		35,757
Money Market Funds	1,671,213	—	—		1,671,213

	$4,153,387	$—	$—		$4,153,387

FactorSelect MSCI International
Assets:
Common Stocks	$2,463,276	$—	$—		$2,463,276
Money Market Funds	1,004,038	—	—		1,004,038

	$3,467,314	$—	$—		$3,467,314

FactorSelect MSCI Intl Small-Cap
Assets:
Common Stocks	$2,475,621	$—	$—		$2,475,621
Preferred Stocks	6,979	—	—		6,979
Money Market Funds	1,152,364	—	—		1,152,364

	$3,634,964	$—	$—		$3,634,964

FactorSelect MSCI USA
Assets:
Common Stocks	$2,461,309	$—	$—		$2,461,309

FactorSelect MSCI USA Small-Cap
Assets:
Common Stocks	$2,903,149	$20,646	$—		$2,923,795

FTSE China
Assets:
Common Stocks	$38,567,713	$161,387	$—		$38,729,100
Money Market Funds	2,535,229	—	—		2,535,229

	$41,102,942	$161,387	$—		$41,264,329

Morningstar Multi-Asset Income
Assets:
Investment Companies	$288,072,688	$—	$—		$288,072,688
Money Market Funds	5,910,380	—	—		5,910,380

	$293,983,068	$—	$—		$293,983,068

MSCI ACWI
Assets:
Common Stocks	$6,530,157,619	$4,935,796	$0	[b]	$6,535,093,415
Preferred Stocks	41,294,445	—	—		41,294,445
Rights	12,882	304,178	—		317,060
Money Market Funds	120,153,651	—	—		120,153,651

	$6,691,618,597	$5,239,974	$0	[b]	$6,696,858,571

MSCI ACWI ex U.S.
Assets:
Common Stocks	$1,959,574,106	$3,980,630	$282		$1,963,555,018
Preferred Stocks	26,929,459	—	—		26,929,459
Rights	3,741	222,092	—		225,833
Money Market Funds	39,480,139	—	—		39,480,139

	$2,025,987,445	$4,202,722	$282		$2,030,190,449

MSCI ACWI Low Carbon Target
Assets:
Common Stocks	$148,206,333	$110,755	$—		$148,317,088
Preferred Stocks	1,390,640	—	—		1,390,640

277

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total
Rights	$120	$10,737		$—		$10,857
Money Market Funds	1,720,765	—		—		1,720,765

	$151,317,858	$121,492		$—		$151,439,350

MSCI All Country Asia ex Japan
Assets:
Common Stocks	$4,490,227,940	$25,931,002		$—		$4,516,158,942
Preferred Stocks	38,151,075	—		—		38,151,075
Money Market Funds	262,604,078	—		—		262,604,078

	$4,790,983,093	$25,931,002		$—		$4,816,914,095

MSCI All Country Asia ex Japan Small-Cap
Assets:
Common Stocks	$6,316,599	$58,154		$6,709		$6,381,462
Warrants	146	0	[b]	—		146
Money Market Funds	1,259,004	—		—		1,259,004

	$7,575,749	$58,154		$6,709		$7,640,612

MSCI All Country Asia Information Technology
Assets:
Common Stocks	$7,211,012	$—		$—		$7,211,012
Preferred Stocks	142,351	—		—		142,351
Money Market Funds	237,113	—		—		237,113

	$7,590,476	$—		$—		$7,590,476

MSCI Asia ex Japan Minimum Volatility
Assets:
Common Stocks	$2,754,889	$41,286		$—		$2,796,175
Preferred Stocks	7,117	—		—		7,117
Money Market Funds	74,735	—		—		74,735

	$2,836,741	$41,286		$—		$2,878,027

MSCI EAFE
Assets:
Common Stocks	$59,560,000,598	$1,800,434		$71		$59,561,801,103
Preferred Stocks	380,989,174	—		—		380,989,174
Rights	151,501	10,318,211		89		10,469,801
Money Market Funds	604,331,195	—		—		604,331,195
Futures Contracts[a]	6,440,320	—		—		6,440,320

	60,551,912,788	12,118,645		160		60,564,031,593

Liabilities:
Futures Contracts[a]	$(2,200,104)	$—		$—		$(2,200,104)

MSCI EAFE Growth
Assets:
Common Stocks	$1,895,768,688	$—		$—		$1,895,768,688
Preferred Stocks	10,771,658	—		—		10,771,658
Rights	9,339	—		—		9,339
Money Market Funds	23,597,183	—		—		23,597,183

	$1,930,146,868	$—		$—		$1,930,146,868

MSCI EAFE Minimum Volatility
Assets:
Common Stocks	$2,393,432,412	$—		$—		$2,393,432,412
Money Market Funds	19,702,839	—		—		19,702,839

	$2,413,135,251	$—		$—		$2,413,135,251

MSCI EAFE Small-Cap
Assets:
Common Stocks	$4,413,579,012	$671,913		$13		$4,414,250,938
Investment Companies	4,839,138	—		—		4,839,138
Preferred Stocks	14,690,868	—		0	[b]	14,690,868
Rights	1,712,684	—		—		1,712,684

278

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Money Market Funds	$267,889,670	$—	$—		$267,889,670

	$4,702,711,372	$671,913	$13		$4,703,383,298

MSCI EAFE Value
Assets:
Common Stocks	$2,850,729,343	$176,617	$6		$2,850,905,966
Preferred Stocks	20,603,760	—	—		20,603,760
Rights	—	1,016,784	9		1,016,793
Money Market Funds	21,733,440	—	—		21,733,440

	$2,893,066,543	$1,193,401	$15		$2,894,259,959

MSCI Europe Financials
Assets:
Common Stocks	$406,514,398	$—	$0	[b]	$406,514,398
Rights	6,499	438,358	4		444,861
Money Market Funds	993,828	—	—		993,828

	$407,514,725	$438,358	$4		$407,953,087

MSCI Europe Minimum Volatility
Assets:
Common Stocks	$8,667,482	$—	$—		$8,667,482
Money Market Funds	9,215	—	—		9,215

	$8,676,697	$—	$—		$8,676,697

MSCI Europe Small-Cap
Assets:
Common Stocks	$38,929,453	$4,041	$424		$38,933,918
Preferred Stocks	263,687	—	—		263,687
Rights	25,563	—	—		25,563
Warrants	4	—	—		4
Money Market Funds	1,886,718	—	—		1,886,718

	$41,105,425	$4,041	$424		$41,109,890

MSCI International Developed Momentum Factor
Assets:
Common Stocks	$5,526,301	$—	$—		$5,526,301
Rights	11	—	—		11
Money Market Funds	9,724	—	—		9,724

	$5,536,036	$—	$—		$5,536,036

MSCI International Developed Quality Factor
Assets:
Common Stocks	$5,565,669	$420	$—		$5,566,089
Preferred Stocks	12,692	—	—		12,692
Rights	—	—	0	[b]	0	[b]
Money Market Funds	64,326	—	—		64,326

	$5,642,687	$420	$0	[b]	$5,643,107

MSCI Japan Minimum Volatility
Assets:
Common Stocks	$17,263,363	$—	$—		$17,263,363
Money Market Funds	118,956	—	—		118,956

	$17,382,319	$—	$—		$17,382,319

MSCI Kokusai
Assets:
Common Stocks	$391,335,205	$5,160	$0	[b]	$391,340,365
Preferred Stocks	1,053,962	—	—		1,053,962

279

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Rights	$515	$29,026	$0	[b]	$29,541
Money Market Funds	10,103,438	—	—		10,103,438

	$402,493,120	$34,186	$0	[b]	$402,527,306

MSCI Qatar Capped
Assets:
Common Stocks	$33,545,450	$—	$—		$33,545,450
Money Market Funds	32,153	—	—		32,153

	$33,577,603	$—	$—		$33,577,603

MSCI UAE Capped
Assets:
Common Stocks	$38,578,122	$—	$—		$38,578,122
Money Market Funds	238,662	—	—		238,662

	$38,816,784	$—	$—		$38,816,784

MSCI USA Minimum Volatility
Assets:
Common Stocks	$4,885,063,898	$—	$—		$4,885,063,898
Money Market Funds	61,756,991	—	—		61,756,991

	$4,946,820,889	$—	$—		$4,946,820,889

MSCI USA Momentum Factor
Assets:
Common Stocks	$607,555,135	$—	$—		$607,555,135
Money Market Funds	769,224	—	—		769,224

	$608,324,359	$—	$—		$608,324,359

MSCI USA Quality Factor
Assets:
Common Stocks	$1,181,358,870	$—	$—		$1,181,358,870
Money Market Funds	12,331,499	—	—		12,331,499

	$1,193,690,369	$—	$—		$1,193,690,369

MSCI USA Size Factor
Assets:
Common Stocks	$235,015,861	$—	$—		$235,015,861
Money Market Funds	5,985,713	—	—		5,985,713

	$241,001,574	$—	$—		$241,001,574

MSCI USA Value Factor
Assets:
Common Stocks	$709,712,243	$—	$—		$709,712,243
Money Market Funds	9,644,737	—	—		9,644,737

	$719,356,980	$—	$—		$719,356,980

North American Natural Resources
Assets:
Common Stocks	$2,319,477,800	$—	$—		$2,319,477,800
Money Market Funds	65,849,341	—	—		65,849,341

	$2,385,327,141	$—	$—		$2,385,327,141

North American Tech
Assets:
Common Stocks	$769,582,483	$813,660	$—		$770,396,143
Money Market Funds	33,712,768	—	—		33,712,768

	$803,295,251	$813,660	$—		$804,108,911

North American Tech-Multimedia Networking
Assets:
Common Stocks	$147,135,644	$—	$—		$147,135,644
Money Market Funds	19,132,116	—	—		19,132,116

	$166,267,760	$—	$—		$166,267,760

280

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
North American Tech-Software
Assets:
Common Stocks	$1,200,967,050	$—	$—	$1,200,967,050
Money Market Funds	91,439,648	—	—	91,439,648

	$1,292,406,698	$—	$—	$1,292,406,698

PHLX Semiconductor
Assets:
Common Stocks	$505,314,030	$—	$—	$505,314,030
Money Market Funds	13,909,629	—	—	13,909,629

	$519,223,659	$—	$—	$519,223,659

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

The iShares MSCI All Country Asia ex Japan Small-Cap ETF had transfers from Level 2 to Level 1 during the nine months ended April 30, 2015 in the amount of $81,030, resulting from the resumption of trading after temporary suspensions.

The iShares MSCI Asia ex Japan Minimum Volatility ETF had transfers from Level 1 to Level 2 during the nine months ended April 30, 2015 in the amount of $99,995, resulting from a temporary suspension of trading.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$6,182,084,198	$1,859,451,857	$(217,022,178)	$1,642,429,679
Core Aggressive Allocation	327,273,643	33,348,089	(1,336,817)	32,011,272
Core Conservative Allocation	223,443,509	10,557,420	(1,916,210)	8,641,210
Core Growth Allocation	464,296,806	31,305,304	(2,658,769)	28,646,535
Core Moderate Allocation	318,736,029	18,582,531	(2,545,671)	16,036,860
Core MSCI EAFE	5,420,385,402	304,129,994	(170,394,296)	133,735,698
Core MSCI Europe	526,612,664	22,605,185	(10,065,209)	12,539,976
Core MSCI Pacific	402,933,596	31,035,064	(10,997,407)	20,037,657
Core MSCI Total International Stock	1,535,745,673	140,002,614	(55,608,911)	84,393,703
Currency Hedged MSCI EAFE	2,490,332,869	99,456,251	(911)	99,455,340
Exponential Technologies	644,668,484	15,804,052	(21,945,625)	(6,141,573)
FactorSelect MSCI Global	4,198,850	6,533	(51,996)	(45,463)
FactorSelect MSCI International	3,496,446	10,582	(39,714)	(29,132)
FactorSelect MSCI Intl Small-Cap	3,653,248	17,559	(35,843)	(18,284)
FactorSelect MSCI USA	2,511,992	3,070	(53,753)	(50,683)
FactorSelect MSCI USA Small-Cap	3,012,656	9,141	(98,002)	(88,861)
FTSE China	32,418,937	10,342,992	(1,497,600)	8,845,392

281

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Multi-Asset Income	$302,607,463	$2,036,755	$(10,661,150)	$(8,624,395)
MSCI ACWI	6,039,540,743	913,845,983	(256,528,155)	657,317,828
MSCI ACWI ex U.S.	1,973,845,204	225,773,525	(169,428,280)	56,345,245
MSCI ACWI Low Carbon Target	145,332,189	9,224,242	(3,117,081)	6,107,161
MSCI All Country Asia ex Japan	4,243,545,305	795,695,662	(222,326,872)	573,368,790
MSCI All Country Asia ex Japan Small-Cap	6,885,841	1,444,087	(689,316)	754,771
MSCI All Country Asia Information Technology	5,788,451	1,956,898	(154,873)	1,802,025
MSCI Asia ex Japan Minimum Volatility	2,581,606	366,440	(70,019)	296,421
MSCI EAFE	55,910,969,421	11,239,425,682	(6,592,803,830)	4,646,621,852
MSCI EAFE Growth	1,477,039,757	506,380,890	(53,273,779)	453,107,111
MSCI EAFE Minimum Volatility	2,233,876,791	213,306,208	(34,047,748)	179,258,460
MSCI EAFE Small-Cap	4,261,945,728	804,800,773	(363,363,203)	441,437,570
MSCI EAFE Value	2,756,619,084	344,482,013	(206,841,138)	137,640,875
MSCI Europe Financials	425,557,282	16,001,178	(33,605,373)	(17,604,195)
MSCI Europe Minimum Volatility	8,586,314	263,169	(172,786)	90,383
MSCI Europe Small-Cap	41,524,614	4,474,457	(4,889,181)	(414,724)
MSCI International Developed Momentum Factor	5,140,957	441,079	(46,000)	395,079
MSCI International Developed Quality Factor	5,236,777	444,389	(38,059)	406,330
MSCI Japan Minimum Volatility	16,088,871	1,439,183	(145,735)	1,293,448
MSCI Kokusai	328,918,610	103,077,978	(29,469,282)	73,608,696
MSCI Qatar Capped	35,429,385	1,106,541	(2,958,323)	(1,851,782)
MSCI UAE Capped	41,857,081	1,860,371	(4,900,668)	(3,040,297)
MSCI USA Minimum Volatility	4,640,674,427	363,659,688	(57,513,226)	306,146,462
MSCI USA Momentum Factor	570,321,842	44,681,939	(6,679,422)	38,002,517
MSCI USA Quality Factor	1,121,329,734	83,938,705	(11,578,070)	72,360,635
MSCI USA Size Factor	220,074,051	23,743,469	(2,815,946)	20,927,523
MSCI USA Value Factor	676,801,431	51,585,379	(9,029,830)	42,555,549
North American Natural Resources	2,509,122,282	249,372,454	(373,167,595)	(123,795,141)
North American Tech	612,443,028	215,044,685	(23,378,802)	191,665,883
North American Tech-Multimedia Networking	170,727,023	14,109,509	(18,568,772)	(4,459,263)
North American Tech-Software	1,162,985,810	156,902,233	(27,481,345)	129,420,888
PHLX Semiconductor	537,389,482	20,697,440	(38,863,263)	(18,165,823)

282

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

283

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Core Allocation ETFs and iShares Morningstar Multi-Asset Income ETF are funds of funds that invest primarily in affiliated iShares funds.

The iShares Currency Hedged MSCI EAFE ETF currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended April 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Aggressive Allocation
iShares Cohen & Steers REIT ETF	117,329	73,219	(190,548)	—	$—	$218,044	$3,093,275
iShares Core MSCI Emerging Markets ETF	—	576,116	(6,429)	569,687	29,532,574	—	4,342
iShares Core MSCI Europe ETF	—	1,483,423	(16,553)	1,466,870	69,749,668	—	13,867
iShares Core MSCI Pacific ETF	—	860,629	(9,603)	851,026	45,061,742	—	41
iShares Core S&P 500 ETF	411,398	293,694	(100,373)	604,719	126,900,281	1,542,236	2,716,535
iShares Core S&P Mid-Cap ETF	343,294	218,799	(486,698)	75,395	11,295,679	476,769	10,254,232
iShares Core S&P Small-Cap ETF	110,759	71,597	(142,037)	40,319	4,649,184	114,788	1,418,900
iShares Core Total USD Bond Market ETF	—	400,579	(4,470)	396,109	40,438,768	196,601	(4,406)
iShares Core U.S. Aggregate Bond ETF	217,150	135,488	(352,638)	—	—	341,178	916,005
iShares Core U.S. Credit Bond ETF	—	101,618	(1,134)	100,484	11,263,252	75,176	(687)
iShares Core U.S. Treasury Bond ETF	—	612,445	(6,834)	605,611	15,358,295	44,016	(1,073)
iShares iBoxx $ High Yield Corporate Bond ETF	77,220	48,180	(125,400)	—	—	204,298	(229,550)
iShares MSCI EAFE ETF	872,583	544,434	(1,417,017)	—	—	615,361	720,734
iShares MSCI Emerging Markets ETF	502,296	313,389	(815,685)	—	—	323,863	(830,288)
iShares Short Treasury Bond ETF	31,575	19,710	(51,285)	—	—	31	(102)
iShares TIPS Bond ETF	39,918	24,893	(64,811)	—	—	24,729	73,246

					$354,249,443	$4,177,090	$18,145,071

Core Conservative Allocation
iShares Core MSCI Emerging Markets ETF	—	146,951	(3,734)	143,217	$7,424,370	$—	$2,901
iShares Core MSCI Europe ETF	—	378,391	(9,620)	368,771	17,535,061	—	11,796

284

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares Core MSCI Pacific ETF	—	219,527	(5,580)	213,947	$11,328,472	$—	$4,515
iShares Core S&P 500 ETF	136,072	61,896	(45,939)	152,029	31,903,285	444,171	712,660
iShares Core S&P Mid-Cap ETF	25,330	10,493	(16,872)	18,951	2,839,239	39,308	415,638
iShares Core S&P Small-Cap ETF	65,718	23,008	(78,588)	10,138	1,169,013	58,983	638,547
iShares Core Total USD Bond Market ETF	—	953,673	(24,244)	929,429	94,885,407	451,440	(12,509)
iShares Core U.S. Aggregate Bond ETF	567,789	189,255	(757,044)	—	—	866,267	1,559,211
Shares Core U.S. Credit Bond ETF	—	241,916	(6,151)	235,765	26,426,899	172,259	(6,366)
iShares Core U.S. Treasury Bond ETF	—	1,458,073	(37,066)	1,421,007	36,036,737	100,799	(10,215)
iShares iBoxx $ High Yield Corporate Bond ETF	128,020	42,661	(170,681)	—	—	332,811	(375,388)
iShares MSCI EAFE ETF	329,824	109,927	(439,751)	—	—	217,346	613,724
iShares MSCI Emerging Markets ETF	71,135	23,717	(94,852)	—	—	42,860	(165,657)
iShares Short Treasury Bond ETF	320,037	106,671	(426,708)	—	—	300	3,842
iShares TIPS Bond ETF	83,504	27,824	(111,328)	—	—	51,685	(64,168)

					$229,548,483	$2,778,229	$3,328,531

Core Growth Allocation
iShares Cohen & Steers REIT ETF	114,260	116,446	(230,706)	—	$—	$246,069	$3,248,391
iShares Core MSCI Emerging Markets ETF	—	631,291	(43,388)	587,903	30,476,892	—	40,737
iShares Core MSCI Europe ETF	—	1,625,493	(111,720)	1,513,773	71,979,906	—	153,789
iShares Core MSCI Pacific ETF	—	943,050	(64,815)	878,235	46,502,455	—	75,102
iShares Core S&P 500 ETF	454,176	525,469	(355,598)	624,047	130,956,263	1,819,449	6,626,282
iShares Core S&P Mid-Cap ETF	166,255	177,328	(265,777)	77,806	11,656,895	284,482	4,512,351
iShares Core S&P Small-Cap ETF	159,290	166,600	(284,272)	41,618	4,798,971	181,010	1,582,517
iShares Core Total USD Bond Market ETF	—	1,170,501	(80,451)	1,090,050	111,283,205	544,590	(48,993)
iShares Core U.S. Aggregate Bond ETF	641,857	654,278	(1,296,135)	—	—	1,089,017	3,109,327
iShares Core U.S. Credit Bond ETF	—	296,929	(20,411)	276,518	30,994,903	207,964	(12,717)
iShares Core U.S. Treasury Bond ETF	—	1,789,602	(123,001)	1,666,601	42,265,001	121,886	(19,155)
iShares iBoxx $ High Yield Corporate Bond ETF	159,987	163,056	(323,043)	—	—	445,477	(478,457)
iShares MSCI EAFE ETF	658,646	671,342	(1,329,988)	—	—	519,694	465,047
iShares MSCI Emerging Markets ETF	403,747	411,590	(815,337)	—	—	291,275	(611,650)
iShares Short Treasury Bond ETF	131,792	134,300	(266,092)	—	—	142	1,819
iShares TIPS Bond ETF	63,922	65,096	(129,018)	—	—	39,684	468,543

					$480,914,491	$5,790,739	$19,112,933

Core Moderate Allocation
iShares Cohen & Steers REIT ETF	44,364	31,185	(75,549)	—	$—	$141,218	$1,225,769
iShares Core MSCI Emerging Markets ETF	—	283,984	(7,439)	276,545	14,336,093	—	3,184
iShares Core MSCI Europe ETF	—	731,208	(19,150)	712,058	33,858,358	—	14,735
iShares Core MSCI Pacific ETF	—	424,223	(11,112)	413,111	21,874,186	—	1,616

285

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares Core S&P 500 ETF	230,643	173,380	(110,476)	293,547	$61,600,838	$1,695,170	$1,859,059
iShares Core S&P Mid-Cap ETF	61,309	44,488	(69,197)	36,600	5,483,412	230,563	1,228,506
iShares Core S&P Small-Cap ETF	124,317	88,084	(192,825)	19,576	2,257,308	220,266	1,343,367
iShares Core Total USD Bond Market ETF	—	1,184,705	(31,027)	1,153,678	117,778,987	585,244	(37,763)
iShares Core U.S. Aggregate Bond ETF	628,452	441,243	(1,069,695)	—	—	2,255,589	2,765,681
iShares Core U.S. Credit Bond ETF	—	300,525	(7,872)	292,653	32,803,475	223,741	(10,416)
iShares Core U.S Treasury Bond ETF	—	1,811,307	(47,437)	1,763,870	44,731,743	131,132	(15,139)
iShares iBoxx $ High Yield Corporate Bond ETF	167,942	117,909	(285,851)	—	—	1,287,416	(502,720)
iShares MSCI EAFE ETF	509,246	357,588	(866,834)	—	—	1,443,576	490,622
iShares MSCI Emerging Markets ETF	261,245	183,447	(444,692)	—	—	299,242	(486,226)
iShares Short Treasury Bond ETF	346,094	243,045	(589,139)	—	—	814	4,623
iShares TIPS Bond ETF	76,559	53,757	(130,316)	—	—	189,904	468,226

					$334,724,400	$8,703,875	$8,353,124

Core MSCI Total International Stock
iShares MSCI Russia Capped ETF	254,554	278,882	—	533,436	$8,113,562	$163,926	$—

Currency Hedged MSCI EAFE
iShares MSCI EAFE ETF	37,156	39,921,618	(1,033,913)	38,924,861	$2,588,892,505	$402,980	$(157,707)

Exponential Technologies
BlackRock Inc.	—	9,018	—	9,018	$3,282,011	$—	$—

iShares FactorSelect MSCI Global
iShares MSCI India ETF	—	1,125	—	1,125	$33,058	$—	$—

Morningstar Multi-Asset Income
iShares 10+ Year Credit Bond ETF	143,574	354,037	(27,411)	470,200	$28,809,154	$551,213	$12,626
iShares 10-20 Year Treasury Bond ETF	66,657	21,929	(88,586)	—	—	72,660	344,430
iShares 20+ Year Treasury Bond ETF	229,608	99,560	(282,465)	46,703	5,882,243	389,769	1,225,121
iShares Core High Dividend ETF	326,566	173,338	(313,173)	186,731	14,410,031	515,153	873,329
iShares Emerging Markets Local Currency Bond ETF	335,274	321,088	(17,941)	638,421	28,984,314	384,640	(38,996)
iShares iBoxx $ High Yield Corporate Bond ETF	362,375	295,315	(22,510)	635,180	57,795,028	1,773,826	(20,990)
iShares iBoxx $ Investment Grade Corporate Bond ETF	72,219	304,822	(16,743)	360,298	43,214,142	638,958	(3,408)
iShares Intermediate Credit Bond ETF	—	79,250	(1,050)	78,200	8,633,280	33,364	(399)
iShares International Developed Real Estate ETF	271,778	188,218	(459,996)	—	—	137,856	505,525
iShares International Select Dividend ETF	260,133	999,431	(35,651)	1,223,913	42,873,672	685,962	(73,581)
iShares Mortgage Real Estate Capped ETF	2,052,791	1,767,581	(126,716)	3,693,656	42,920,283	3,456,313	(187,064)
iShares S&P U.S. Preferred Stock ETF	—	371,115	(6,805)	364,310	14,550,541	122,624	(2,062)

					$288,072,688	$8,762,338	$2,634,531

286

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
BlackRock Inc.	14,368	5,249	(3,944)	15,673	$5,704,032	$97,758	$710,471
PNC Financial Services Group Inc. (The)	95,964	35,476	(26,656)	104,784	9,611,836	160,318	754,052

					$15,315,868	$258,076	$1,464,523

MSCI ACWI Low Carbon Target
BlackRock Inc.	—	600	—	600	$218,364	$1,308	$—
PNC Financial Services Group Inc. (The)	—	2,550	—	2,550	233,911	2,525	—

					$452,275	$3,833	$—

MSCI Kokusai
BlackRock Inc.	2,205	—	(560)	1,645	$598,681	$12,113	$80,256
PNC Financial Services Group Inc. (The)	8,865	—	(2,110)	6,755	619,636	11,684	48,697

					$1,218,317	$23,797	$128,953

MSCI USA Size Factor
BlackRock Inc.	629	672	(258)	1,043	$379,589	$5,394	$18,983
PNC Financial Services Group Inc. (The)	2,429	3,203	(956)	4,676	428,929	6,340	21,030

					$808,518	$11,734	$40,013

MSCI USA Value Factor
BlackRock Inc.	937	3,106	(482)	3,561	$1,295,990	$14,364	$38,406
PNC Financial Services Group Inc. (The)	9,159	31,643	(2,318)	38,484	3,530,137	44,074	20,257

					$4,826,127	$58,438	$58,663

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts, in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency

287

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

288

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	June 26, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 26, 2015